UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03213
NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PA 19428
(Address of principal executive offices)           (Zip code)
ERIC E. MILLER, ESQ.
1200 River Road
Suite 1000
Conshohocken PA 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300
Date of fiscal year end: 12/31/2009
Date of reporting period: 3/31/2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.
Statement of Investments
March 31, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

	Principal	Market
	Amount	Value
Commercial Mortgage Backed Securities 1.3%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4, 5.34%, 08/12/37(a)	$155,000	$122,440
LB-UBS Commercial Mortgage Trust
Series 2006, Class A4, 5.16%, 02/15/31	125,000	95,343
Series 2007-C1, Class A4, 5.42%, 02/15/40	180,000	105,470

		323,253

Total Commercial Mortgage Backed Securities (cost $332,455)		323,253

Corporate Bonds 21.6%
Banks 6.9%
Abbey National Treasury Service, 4.25%, 04/12/21	100,000	120,213
Australia & New Zealand Banking Group Ltd., 5.25%, 05/20/13	63,000	84,810
Bank of America Corp.
3.13%, 06/15/12	120,000	124,146
4.90%, 05/01/13	275,000	247,028
Bank of Scotland PLC, 4.75%, 06/08/22	100,000	118,024
Barclays Bank PLC, 5.45%, 09/12/12	135,000	136,680
Citigroup, Inc., 5.50%, 04/11/13	220,000	193,286
Credit Suisse, 6.13%, 08/05/13	55,000	74,895
Deutsche Bank AG, 4.88%, 05/20/13	90,000	88,277
JPMorgan Chase & Co.
6.75%, 02/01/11	125,000	127,424
2.20%, 06/15/12	125,000	125,987
Royal Bank of Scotland Group PLC (The), 4.13%, 11/14/11	50,000	75,022
Wells Fargo & Co., 4.38%, 01/31/13	200,000	186,410

		1,702,202

Basic Materials 0.2%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	50,000	50,345

Beverages 0.2%
PepsiCo, Inc., 7.90%, 11/01/18	50,000	61,433

Capital Markets 1.5%
Goldman Sachs Group, Inc. (The)
3.25%, 06/15/12	120,000	125,254
7.50%, 02/15/19	125,000	124,727
Morgan Stanley, 1.95%, 06/20/12	125,000	124,814

		374,795

Chemicals 0.7%
Bayer Capital Corp., 4.63%, 09/26/14	65,000	87,299
PPG Industries, Inc., 6.65%, 03/15/18	80,000	78,240

		165,539

Diversified Financial Services 2.1%
General Electric Capital Corp.
2.75%, 12/07/11	150,000	216,438
5.63%, 05/01/18	135,000	117,385
John Deere Capital Corp., 5.25%, 10/01/12	60,000	60,584
TransCapitalInvest Ltd. for OJSC AK Transneft, 7.70%, 08/07/13(b)	135,000	119,475

		513,882

Diversified Manufacturing 0.3%
Weyerhaeuser Co., 7.38%, 03/15/32	100,000	67,100

Electric 0.4%(b)
Oncor Electric Delivery Co., 5.95%, 09/01/13	90,000	87,193

Food 0.9%
Carrefour SA, 5.38%, 06/12/15	50,000	68,833
Kraft Foods, Inc., 6.13%, 08/23/18	75,000	75,180
Sara Lee Corp., 6.25%, 09/15/11	75,000	78,205

		222,218

Health Care Providers & Services 0.4%
McKesson Corp., 5.25%, 03/01/13	90,000	89,174

Healthcare-Products 0.2%
Baxter International, Inc., 5.38%, 06/01/18	60,000	61,678

Industrial 0.1%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 04/15/14	25,000	24,998

Information Technology Services 0.6%
Electronic Data Systems Corp., 6.00%, 08/01/13	70,000	74,139
Western Union Co. (The), 5.93%, 10/01/16	77,000	71,383

		145,522

Manufacturing 0.1%
Parker Hannifin Corp., 5.50%, 05/15/18	37,000	36,162

Media 1.1%
Comcast Corp., 5.90%, 03/15/16	40,000	38,639
Time Warner Cable, Inc., 7.50%, 04/01/14	125,000	127,448
Walt Disney Co. (The), 5.50%, 03/15/19	100,000	100,836

		266,923

Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	40,000	37,400
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	100,000	89,672
Vale Overseas Ltd., 6.88%, 11/21/36	60,000	51,812

		178,884

Oil & Gas 1.5%
Canadian Natural Resources Ltd., 5.15%, 02/01/13	40,000	37,961
Devon Financing Corp. ULC, 6.88%, 09/30/11	50,000	52,290
Gaz Capital SA, 6.21%, 11/22/16(b)	130,000	94,250
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18(b)	100,000	73,500
Noble Energy, Inc., 8.25%, 03/01/19	75,000	76,822
Valero Energy Corp., 6.88%, 04/15/12	37,000	37,342

		372,165

Oil & Gas Services 0.1%
Weatherford International Ltd., 5.15%, 03/15/13	40,000	37,217

Personal Products 0.3%
Avon Products, Inc., 5.63%, 03/01/14	62,000	62,592

Pharmaceuticals 0.5%
GlaxoSmithKline Capital, Inc., 4.38%, 04/15/14	60,000	60,914
Pfizer, Inc., 5.35%, 03/15/15	70,000	73,853

		134,767

Retail 0.5%
Macy’s Retail Holdings, Inc., 5.35%, 03/15/12	95,000	74,571
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Retail (continued)
Wal-Mart Stores, Inc., 4.25%, 04/15/13	$50,000	$52,586

		127,157

Software 0.5%
Oracle Corp., 5.75%, 04/15/18	120,000	125,234

Steel & Iron 0.3%(b)
Steel Capital SA, 9.75%, 07/29/13	100,000	65,000

Telecommunications 1.3%
AT&T, Inc., 5.60%, 05/15/18	150,000	145,966
Cisco Systems, Inc., 5.25%, 02/22/11	45,000	47,578
Telecom Italia Capital SA, 5.25%, 11/15/13	55,000	49,392
Verizon Communications, Inc., 5.25%, 04/15/13	75,000	76,559

		319,495

Transportation 0.2%
Canadian National Railway Co., 5.55%, 03/01/19	60,000	61,673

Total Corporate Bonds (cost $5,371,837)		5,353,348

U.S. Government Mortgage Backed Agencies 9.3%
Fannie Mae Pool
Pool #745353, 5.50%, 03/01/36	538,379	559,956
Pool #889692, 5.50%, 05/01/38	546,299	567,565
Freddie Mac Gold Pool
Pool #G05295, 6.00%, 10/01/34	449,622	472,195
Pool #G03800, 5.50%, 01/01/38	670,433	696,407

Total U.S. Government Mortgage Backed Agencies (cost $2,288,579)		2,296,123

U.S. Government Sponsored & Agency Obligations 17.6%
Federal Home Loan Mortgage Corp., 4.75%, 01/19/16	504,000	556,971
Federal National Mortgage Association, 3.38%, 05/19/11	845,000	879,864
United States Treasury Inflation Indexed Bonds, 3.00%, 07/15/12	447,000	558,549
United States Treasury Notes
2.75%, 10/31/13	460,000	485,156
4.50%, 11/15/15	970,000	1,124,897
3.88%, 05/15/18	670,000	739,094

Total U.S. Government Sponsored & Agency Obligations (cost $4,315,542)		4,344,531

Sovereign Bonds 47.5%
AUSTRALIA 1.1%
Australian Government, 6.25%, 06/15/14	342,000	263,223

BELGIUM 4.5%
Belgium Government, 3.50%, 03/28/11	805,000	1,105,596

BRAZIL 0.5%
Brazilian Government International, 8.25%, 01/20/34	115,000	127,650

CANADA 6.6%
Canada Housing Trust No. 1, 3.55%, 09/15/10(b)	1,230,000	1,012,503
Province of Ontario, Canada, 4.75%, 06/02/13	372,000	319,988
Province of Quebec, Canada, 5.25%, 10/01/13	349,000	306,552

		1,639,043

FRANCE 4.5%
France Government OAT, 4.25%, 04/25/19	790,000	1,103,066

GERMANY 4.5%
Bundesrepublik Deutschland, 6.25%, 01/04/30	645,000	1,111,209

HUNGARY 0.6%
Hungarian Government, 6.75%, 02/24/17	51,290,000	160,910

JAPAN 8.3%
Development Bank of Japan, 1.60%, 06/20/14	100,000,000	1,019,717
Japan Finance Corp. for Municipal Enterprises, 2.00%, 05/09/16	100,000,000	1,041,547

		2,061,264

LUXEMBOURG 5.4%
European Investment Bank, 1.40%, 06/20/17	110,600,000	1,090,928
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 05/29/18(b)	338,000	241,095

		1,332,023

NETHERLANDS 4.5%
Netherlands Government, 3.75%, 07/15/14	795,000	1,103,595

NORWAY 1.0%
Norwegian Treasury Bill 0.00%, 09/16/09	1,694,000	249,867

PERU 0.5%
Republic of Peru, 7.13%, 03/30/19	125,000	126,656

SWEDEN 1.0%
Swedish Government, 6.75%, 05/05/14	1,760,000	260,248

UNITED KINGDOM 4.5%
United Kingdom Gilt, 5.00%, 03/07/18	665,000	1,105,408

Total Sovereign Bonds (cost $11,991,867)		11,749,758

Yankee Dollars 0.2%
Manufacturing 0.2%
Tyco International Group SA, 8.50%, 01/15/19	50,000	51,609

Total Yankee Dollars (cost $51,500)		51,609

Repurchase Agreements 10.6%
CS First Boston, 0.28%, dated 3/31/09, due 04/01/09, repurchase price $1,209,728, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50, maturing 03/01/24 - 06/01/38; total market value of $1,233,913	1,209,719	1,209,719
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

	Principal	Market
	Amount	Value
Repurchase Agreements (continued)
UBS Securities, 0.19%, dated 3/31/09, due 04/01/09, repurchase price $1,409,150, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $1,437,325	$1,409,142	$1,409,142

Total Repurchase Agreements (cost $2,618,861)		2,618,861

Total Investments (cost $26,970,641) (c) — 108.1%		26,737,483

Liabilities in excess of other assets — (8.1)%		(1,998,060)

NET ASSETS — 100.0%		$24,739,423

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $1,693,016 which represents 6.84% of net assets.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $26,970,641, tax unrealized appreciation and depreciation were $62,424 and $(295,582) respectively.

AG	Stock Corporation

Ltd	Limited

PLC	Public Limited Co.

SA	Stock Company

ULC	Unlimited Liability Co.
At March 31, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australia Dollar	4/8/09	(382,496)	(269,082)	(265,698)	3,384
British Pound	4/27/09	(968,479)	(1,411,956)	(1,389,449)	22,507
Canadian Dollar	4/23/09	(2,080,379)	(1,699,642)	(1,650,550)	49,092
Euro	5/7/09	(4,021,519)	(5,470,939)	(5,341,875)	129,064
Hungarian Forint	5/13/09	(39,585,759)	(177,015)	(169,285)	7,730
Japanese Yen	5/14/09	(325,315,343)	(3,317,739)	(3,289,215)	28,524
Swedish Krone	5/28/09	(2,237,536)	(280,302)	(272,388)	7,914
Swiss Franc	5/22/09	(559,891)	(497,274)	(492,628)	4,646

Total Short Contracts			$(13,123,949)	$(12,871,088)	$252,861

Long Contracts:
Australia Dollar	4/8/09	534,707	374,702	371,430	(3,272)
British Pound	4/27/09	811,380	1,180,941	1,164,063	(16,878)
Canadian Dollar	4/23/09	695,954	566,217	552,162	(14,055)
Danish Kroner	5/27/09	550,820	100,267	98,153	(2,114)
Euro	5/7/09	5,537,451	7,516,501	7,355,523	(160,978)
Hungarian Forint	5/13/09	5,557,919	24,940	23,768	(1,172)
Japanese Yen	5/14/09	462,901,450	4,743,893	4,680,328	(63,565)
Korean Won	4/23/09	273,201,750	204,799	198,350	(6,449)
Mexican Peso	4/16/09	858,249	60,094	60,434	340
New Zealand Dollar	5/20/09	21,993	12,481	12,497	16
Norwegian Krone	6/3/09	125,995	18,989	18,714	(275)
Polish Zloty	4/21/09	226,702	67,728	65,187	(2,541)
Singapore Dollar	5/18/09	64,237	42,563	42,213	(350)
South African Rand	4/21/09	378,202	39,819	39,754	(65)
Swedish Krone	5/28/09	3,038,000	378,229	369,833	(8,396)
Taiwan Dollar	4/23/09	3,293,355	97,929	97,267	(662)

Total Long Contracts			$15,430,092	$15,149,676	$(280,416)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
American Century NVIT Multi Cap Value Fund

		Market
	Shares	Value
Common Stocks 96.9%
Aerospace & Defense 0.8%
Honeywell International, Inc.	310	$8,637
Northrop Grumman Corp.	363	15,841

		24,478

Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	610	30,024

Airline 0.6%
Southwest Airlines Co. *	2,680	16,964

Automobiles 1.2%
Honda Motor Co. Ltd.	300	7,143
Toyota Motor Corp.	900	28,592

		35,735

Beverages 0.9%
PepsiCo, Inc.	520	26,770

Biotechnology 1.2%
Amgen, Inc. *	721	35,704

Capital Markets 2.4%
AllianceBernstein Holding LP	1,620	23,846
Ameriprise Financial, Inc.	785	16,085
Goldman Sachs Group, Inc. (The)	120	12,722
Legg Mason, Inc.	1,040	16,536

		69,189

Chemicals 2.1%
Air Products & Chemicals, Inc.	180	10,125
Dow Chemical Co. (The)	500	4,215
E.I. Du Pont de Nemours & Co.	920	20,544
Ecolab, Inc.	190	6,599
International Flavors & Fragrances, Inc.	544	16,570
Minerals Technologies, Inc.	70	2,243

		60,296

Commercial Banks 1.6%
Associated Banc-Corp.	1,494	23,067
BB&T Corp.	594	10,051
U.S. Bancorp	990	14,464

		47,582

Commercial Services & Supplies 2.0%
Avery Dennison Corp.	650	14,521
Pitney Bowes, Inc.	730	17,045
Republic Services, Inc.	660	11,319
Waste Management, Inc.	610	15,616

		58,501

Communications Equipment 0.5%
Cisco Systems, Inc. *	310	5,199
Nokia OYJ ADR — FI	669	7,807

		13,006

Computers & Peripherals 1.0%
Diebold, Inc.	1,160	24,766
International Business Machines Corp.	44	4,263

		29,029

Containers & Packaging 1.9%
Bemis Co., Inc.	2,605	54,627

Distributors 1.2%
Genuine Parts Co.	1,200	35,832

Diversified Telecommunication Services 6.3%
AT&T, Inc.	5,310	133,812
BCE, Inc.	670	13,352
Verizon Communications, Inc.	1,170	35,334

		182,498

Electric Utilities 2.7%
IDACORP, Inc.	1,265	29,551
Westar Energy, Inc.	2,723	47,734

		77,285

Electrical Equipment 1.8%
Emerson Electric Co.	580	16,576
Hubbell, Inc., Class B	1,360	36,666

		53,242

Electronic Equipment & Instruments 2.4%
Molex, Inc.	3,181	43,707
Tyco Electronics Ltd.	2,307	25,469

		69,176

Energy Equipment & Services 1.3%
Cameron International Corp. *	846	18,553
Schlumberger Ltd.	469	19,051

		37,604

Food & Staples Retailing 0.6%
Costco Wholesale Corp.	160	7,411
Wal-Mart Stores, Inc.	200	10,420

		17,831

Food Products 6.4%
Campbell Soup Co.	420	11,491
ConAgra Foods, Inc.	2,693	45,431
General Mills, Inc.	153	7,632
H.J. Heinz Co.	630	20,828
Kellogg Co.	260	9,524
Kraft Foods, Inc., Class A	2,912	64,908
Unilever NV CVA — CVA	1,360	26,789

		186,603

Health Care Equipment & Supplies 3.3%
Beckman Coulter, Inc.	1,113	56,774
Boston Scientific Corp. *	1,588	12,625
Zimmer Holdings, Inc. *	761	27,776

		97,175

Health Care Providers & Services 0.4%
LifePoint Hospitals, Inc.	605	12,620

Hotels, Restaurants & Leisure 1.9%
International Speedway Corp., Class A	1,300	28,678
Speedway Motorsports, Inc.	2,200	26,004

		54,682

Household Durables 0.6%
Whirlpool Corp.	550	16,275

Household Products 3.4%
Kimberly-Clark Corp.	1,799	82,952
Procter & Gamble Co. (The)	345	16,246

		99,198

Industrial Conglomerates 3.4%
3M Co.	440	21,877
General Electric Co.	7,700	77,847

		99,724

Information Technology Services 0.3%
Accenture Ltd., Class A	262	7,202

Insurance 7.9%
Allstate Corp. (The)	810	15,512
Berkshire Hathaway, Inc., Class A *	1	86,700
Chubb Corp.	550	23,276
Marsh & McLennan Cos., Inc.	3,870	78,367
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
American Century NVIT Multi Cap Value Fund

		Market
	Shares	Value
Travelers Cos., Inc. (The)	620	25,197

		229,052

Leisure Equipment & Products 0.2%
Mattel, Inc.	510	5,880

Media 1.6%
McGraw-Hill Cos., Inc. (The)	1,430	32,704
Walt Disney Co. (The)	790	14,347

		47,051

Metals & Mining 0.4%
Newmont Mining Corp.	250	11,190

Multi-Utility 2.2%
Ameren Corp.	250	5,798
Wisconsin Energy Corp.	929	38,247
Xcel Energy, Inc.	1,140	21,238

		65,283

Multiline Retail 0.8%
Target Corp.	670	23,041

Natural Gas Utility 3.0%
EQT Corp.	1,569	49,157
Southwest Gas Corp.	620	13,063
WGL Holdings, Inc.	780	25,584

		87,804

Oil, Gas & Consumable Fuels 13.1%
Apache Corp.	670	42,940
BP PLC ADR — GB	850	34,085
Chevron Corp.	580	38,999
ConocoPhillips	200	7,832
Devon Energy Corp.	390	17,429
EOG Resources, Inc.	206	11,281
Exxon Mobil Corp.	2,460	167,526
Total SA	1,260	62,297

		382,389

Paper & Forest Products 0.5%
Weyerhaeuser Co.	570	15,715

Pharmaceuticals 9.5%
Bristol-Myers Squibb Co.	1,045	22,906
Eli Lilly & Co.	850	28,399
Johnson & Johnson	1,320	69,432
Merck & Co., Inc.	1,240	33,170
Pfizer, Inc.	5,510	75,046
Wyeth	1,110	47,774

		276,727

Real Estate Investment Trusts 0.3%
Boston Properties, Inc.	90	3,153
Host Hotels & Resorts, Inc.	590	2,313
Public Storage	80	4,420

		9,886

Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	305	5,878
Applied Materials, Inc.	1,687	18,135
Intel Corp.	1,880	28,294
KLA-Tencor Corp.	612	12,240
Texas Instruments, Inc.	881	14,545

		79,092

Specialty Retail 1.5%
Lowe’s Cos., Inc.	2,401	43,818

Total Common Stocks (cost $2,905,008)		2,825,780

Exchange Traded Fund 2.4%
Equity Fund 2.4%
SPDR KBW Bank	5,050	69,993

Mutual Funds 1.9%(a)
Money Market Fund 1.9%
AIM Liquid Assets Portfolio	55,380	55,380

Total Investments (cost $3,035,277) (b) — 101.2%		2,951,153

Liabilities in excess of other assets — (1.2)%		(33,625)

NET ASSETS — 100.0%		$2,917,528

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $3,035,277, tax unrealized appreciation and depreciation were $11,924, and $(96,048) respectively.

ADR	American Depositary Receipt

CVA	Dutch Certificate

FI	Finland

GB	United Kingdom

LP	Limited Partnership

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company
At March 31, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	4/30/09	(19,632)	(28,053)	(28,166)	(113)
Canadian Dollar	4/30/09	(13,346)	(10,765)	(10,589)	176
Euro	4/30/09	(59,737)	(79,349)	(79,348)	1
Japanese Yen	4/30/09	(2,352,675)	(23,973)	(23,782)	191

Total Short Contracts			$(142,140)	$(141,885)	$255

Long Contracts:
British Pound	4/30/09	826	1,183	1,186	3
Euro	4/30/09	988	1,311	1,312	1

Total Long Contracts			$2,494	$2,498	$4

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
American Funds NVIT Asset Allocation Fund

		Market
	Shares	Value
Mutual Funds 99.8%
Balanced Fund 99.8%
American Funds Asset Allocation Fund	61,205,455	$707,535,055

Total Mutual Funds (cost $l,010,625,418)		707,535,055

Total Investments (cost $1,010,625,418) (a) — 99.8%		707,535,055

Other assets in excess of liabilities — 0.2%		1,271,431

NET ASSETS — 100.0%		$708,806,486

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $1,011,591,641 and tax unrealized depreciation was $(304,056,586).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
American Funds NVIT Bond Fund

		Market
	Shares	Value
Mutual Funds 99.9%
Fixed Income Fund 99.9%
American Funds Bond Fund	37,951,085	$359,017,266

Total Mutual Funds (cost $405,909,096)		359,017,266

Total Investments (cost $405,909,096) (a) — 99.9%		359,017,266

Other assets in excess of liabilities — 0.1%		264,108

NET ASSETS — 100.0%		$359,281,374

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $414,635,103 and tax unrealized depreciation was $(55,617,837).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
American Funds NVIT Global Growth Fund

		Market
	Shares	Value
Mutual Funds 100.1%
Equity Fund 100.1%
American Funds Global Growth Fund	5,762,291	$75,082,652

Total Mutual Funds (cost $130,086,597)		75,082,652

Total Investments (cost $130,086,597) (a) — 100.1%		75,082,652

Liabilities in excess of other assets — (0.1)%		(77,670)

NET ASSETS — 100.0%		$75,004,982

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $133,783,373 and tax unrealized depreciation was $(58,700,721).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
American Funds NVIT Growth Fund

		Market
	Shares	Value
Mutual Funds 100.1%
Equity Fund 100.1%
American Funds Growth Fund	3,647,401	$116,570,946

Total Mutual Funds (cost $219,004,923)		116,570,946

Total Investments (cost $219,004,923) (a) — 100.1%		116,570,946

Liabilities in excess of other assets — (0.1)%		(103,333)

NET ASSETS — 100.0%		$116,467,613

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $230,945,525 and tax unrealized depreciation was $(114,374,579).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
American Funds NVIT Growth-Income Fund

		Market
	Shares	Value
Mutual Funds 99.7%
Equity Fund 99.7%
American Funds Growth-Income Fund	12,483,539	$281,503,809

Total Mutual Funds (cost $409,706,818)		281,503,809

Total Investments (cost $409,706,818) (a) — 99.7%		281,503,809

Other assets in excess of liabilities — 0.3%		736,687

NET ASSETS — 100.0%		$282,240,496

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $410,653,801 and tax unrealized depreciation was $(129,149,992).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds 86.1%
Aerospace / Defense 2.7%
Alliant Techsystems, Inc., 6.75%, 04/01/16	$475,000	$453,625
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 04/01/17	350,000	61,250
Hawker Beechcraft Acquisition Co. LLC PIK, 8.88%, 04/01/15	400,000	47,000
L-3 Communications Corp.
6.13%, 01/15/14	2,400,000	2,280,000
6.38%, 10/15/15	775,000	734,313
Sequa Corp., 11.75%, 12/01/15(a)	900,000	139,500
Sequa Corp. PIK, 13.50%, 12/01/15(a)	414,263	47,640
TransDigm, Inc., 7.75%, 07/15/14	350,000	328,125
US Investigations Services, Inc.(a)
10.50%, 11/01/15	600,000	460,500
11.75%, 05/01/16	575,000	414,000

		4,965,953

Automotive 2.8%
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	700,000	52,500
Ford Motor Credit Co. LLC
9.88%, 08/10/11	975,000	738,399
7.25%, 10/25/11	2,450,000	1,745,211
4.01%, 01/13/12(b)	1,125,000	710,156
8.00%, 12/15/16	1,100,000	723,861
General Motors Corp.
7.40%, 09/01/25	2,925,000	351,000
8.38%, 07/15/33	400,000	50,000
Tenneco, Inc., 8.63%, 11/15/14	500,000	95,000
United Components, Inc., 9.38%, 06/15/13	1,350,000	533,250

		4,999,377

Building Materials 0.5%
Norcraft Holdings LP, 9.75%, 09/01/12(c)	500,000	397,500
Nortek, Inc.
10.00%, 12/01/13	325,000	137,313
8.50%, 09/01/14	425,000	44,625
Panolam Industries International, Inc., 10.75%, 10/01/13*(d)	625,000	84,375
Ply Gem Industries, Inc., 11.75%, 06/15/13	425,000	191,250

		855,063

Chemicals 2.3%
Chemtura Corp., 6.88%, 06/01/16*(d) (e)	1,050,000	477,750
Hexion US Finance Corp., 9.75%, 11/15/14	1,075,000	241,875
Mosaic Co. (The), 7.63%, 12/01/16(a)	525,000	515,233
Nalco Co., 8.88%, 11/15/13	1,700,000	1,640,500
Nalco Finance Holdings, Inc., 9.00%, 02/01/14(c)	481,000	435,305
Terra Capital, Inc., 7.00%, 02/01/17	600,000	555,000
Union Carbide Corp.
7.88%, 04/01/23	225,000	155,716
7.50%, 06/01/25	350,000	220,109

		4,241,488

Construction Machinery 0.3%
Clark Material Handling Co., 10.75%, 11/15/06*(d) (e)	100,000	0
RSC Equipment Rental, Inc., 9.50%, 12/01/14	1,200,000	594,000

		594,000

Consumer Products 3.8%
AAC Group Holding Corp., 10.25%, 10/01/12(a) (c)	1,400,000	798,000
American Achievement Corp., 8.25%, 04/01/12	600,000	438,000
American Achievement Group Holding Corp. PIK, 12.75%, 10/01/12(a)	446,177	69,157
Central Garden & Pet Co., 9.13%, 02/01/13	925,000	735,375
Jarden Corp., 7.50%, 05/01/17	1,475,000	1,194,750
Sealy Mattress Co., 8.25%, 06/15/14	950,000	353,875
True Temper Sports, Inc., 8.38%, 09/15/11*(d) (e)	750,000	108,750
Visant Holding Corp.
8.75%, 12/01/13	925,000	846,375
10.25%, 12/01/13	2,450,000	2,290,750
Yankee Acquisition Corp., 8.50%, 02/15/15	250,000	138,750

		6,973,782

Energy 4.8%
Basic Energy Services, Inc., 7.13%, 04/15/16	550,000	321,750
Chesapeake Energy Corp.
7.50%, 09/15/13	375,000	345,000
9.50%, 02/15/15	1,000,000	977,500
6.88%, 01/15/16	1,750,000	1,478,750
Cie Generale de Geophysique-Veritas, 7.75%, 05/15/17	400,000	308,000
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	320,000
Denbury Resources, Inc., 9.75%, 03/01/16	675,000	654,750
Forest Oil Corp.
8.50%, 02/15/14(a)	325,000	303,062
7.25%, 06/15/19	700,000	556,500
Hilcorp Energy I LP, 7.75%, 11/01/15(a)	925,000	679,875
Petroplus Finance Ltd.(a)
6.75%, 05/01/14	350,000	260,750
7.00%, 05/01/17	500,000	362,500
Plains Exploration & Production Co.
7.75%, 06/15/15	750,000	648,750
7.00%, 03/15/17	375,000	300,000
7.63%, 06/01/18	250,000	203,750
Range Resources Corp.
6.38%, 03/15/15	250,000	223,125
7.50%, 05/15/16	300,000	278,250
7.25%, 05/01/18	125,000	112,500
SandRidge Energy, Inc., 8.00%, 06/01/18(a)	275,000	203,500
Southwestern Energy Co., 7.50%, 02/01/18(a)	175,000	169,750

		8,708,062

Entertainment 1.2%
Cinemark, Inc., 9.75%, 03/15/14(c)	1,150,000	1,089,625
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12*(b) (d)(e)	675,000	10,125
Universal City Development Partners Ltd., 11.75%, 04/01/10	1,125,000	967,500
Universal City Florida Holding Co. I/II, 5.92%, 05/01/10(b)	250,000	88,750

		2,156,000

Environmental 0.3%
Browning-Ferris Industries, Inc., 9.25%, 05/01/21	575,000	579,281

Financial Institutions 3.3%
GMAC LLC(a)
6.88%, 09/15/11	3,992,000	2,838,232
7.00%, 02/01/12	348,000	240,510
8.00%, 11/01/31	690,000	332,504
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Financial Institutions (continued)
Icahn Enterprises LP, 7.13%, 02/15/13	$800,000	$640,000
iPayment, Inc., 9.75%, 05/15/14	950,000	498,750
Lender Processing Services, Inc., 8.13%, 07/01/16	975,000	972,563
Nuveen Investments, Inc., 10.50%, 11/15/15(a)	1,475,000	420,375

		5,942,934

Food & Beverage 6.4%
ARAMARK Corp., 8.50%, 02/01/15	2,500,000	2,312,500
ASG Consolidated LLC, 11.50%, 11/01/11(c)	1,350,000	1,134,000
B&G Foods, Inc., 8.00%, 10/01/11	1,100,000	1,034,000
Constellation Brands, Inc., 8.38%, 12/15/14	1,250,000	1,262,500
Dean Foods Co., 7.00%, 06/01/16	800,000	764,000
Eurofresh, Inc., 11.50%, 01/15/13*(a) (d)	200,000	45,000
Michael Foods, Inc., 8.00%, 11/15/13	1,201,000	1,074,895
Pilgrim’s Pride Corp., 8.38%, 05/01/17*(d)	1,150,000	437,000
Pinnacle Foods Finance LLC
9.25%, 04/01/15	925,000	740,000
10.63%, 04/01/17	650,000	458,250
Reddy Ice Holdings, Inc., 10.50%, 11/01/12(c)	1,300,000	630,500
Smithfield Foods, Inc.
7.75%, 05/15/13	775,000	523,125
7.75%, 07/01/17	900,000	562,500
Tyson Foods, Inc., 10.50%, 03/01/14(a)	700,000	717,500

		11,695,770

Food & Staples Retailing 0.0%(d) (e) (f)
Jitney-Jungle Stores of America, Inc., 10.38%, 09/15/07*	100,000	0

Gaming 3.6%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 06/15/15(a)	975,000	34,125
Global Cash Access LLC, 8.75%, 03/15/12	1,025,000	845,625
Great Canadian Gaming Corp., 7.25%, 02/15/15(a)	600,000	435,000
Herbst Gaming, Inc., 7.00%, 11/15/14*(d) (f)	850,000	5,313
Indianapolis Downs LLC & Capital Corp., 11.00%, 11/01/12(a)	1,250,000	675,000
Indianapolis Downs LLC & Capital Corp. PIK, 15.50%, 11/01/13(a)	203,256	72,156
Jacobs Entertainment, Inc., 9.75%, 06/15/14	1,025,000	612,437
MGM Mirage
8.38%, 02/01/11	700,000	77,000
13.00%, 11/15/13(a)	150,000	112,500
5.88%, 02/27/14	1,050,000	372,750
7.50%, 06/01/16	1,350,000	479,250
Penn National Gaming, Inc., 6.75%, 03/01/15	500,000	427,500
San Pasqual Casino, 8.00%, 09/15/13(a)	800,000	598,000
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15(a)	870,000	365,400
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(a)	575,000	468,625
Wynn Las Vegas LLC, 6.63%, 12/01/14	1,275,000	969,000

		6,549,681

Healthcare 10.4%
Accellent, Inc., 10.50%, 12/01/13	1,050,000	779,625
AMR HoldCo, Inc., 10.00%, 02/15/15	825,000	825,000
Bausch & Lomb, Inc., 9.88%, 11/01/15(a)	425,000	338,938
Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	525,000	456,750
Biomet, Inc., 11.63%, 10/15/17	2,600,000	2,307,500
CRC Health Corp., 10.75%, 02/01/16	875,000	555,625
Fresenius US Finance II, Inc., 9.00%, 07/15/15(a)	1,000,000	1,045,000
HCA, Inc.
9.25%, 11/15/16	725,000	661,562
9.88%, 02/15/17(a)	1,050,000	997,500
7.50%, 11/06/33	650,000	328,250
HCA, Inc. PIK, 9.63%, 11/15/16	2,900,000	2,320,000
National Mentor Holdings, Inc., 11.25%, 07/01/14	1,125,000	939,375
Omnicare, Inc., 6.88%, 12/15/15	950,000	855,000
United Surgical Partners International, Inc. PIK, 9.25%, 05/01/17	1,250,000	868,750
Universal Hospital Services, Inc. PIK, 8.50%, 06/01/15	750,000	671,250
Vanguard Health Holding Co. I, 11.25%, 10/01/15(c)	300,000	250,500
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	975,000	865,312
Ventas Realty LP
6.63%, 10/15/14	400,000	358,000
7.13%, 06/01/15	1,775,000	1,606,375
Viant Holdings, Inc., 10.13%, 07/15/17(a)	1,160,000	574,200
VWR Funding, Inc. PIK, 10.25%, 07/15/15	1,825,000	1,250,125

		18,854,637

Industrial — Other 4.9%
ALH Finance LLC, 8.50%, 01/15/13	1,075,000	913,750
American Tire Distributors, Inc., 10.75%, 04/01/13	475,000	337,250
Baker & Taylor, Inc., 11.50%, 07/01/13(a)	1,000,000	245,000
Baldor Electric Co., 8.63%, 02/15/17	625,000	498,438
Belden, Inc., 7.00%, 03/15/17	375,000	309,375
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	454,125
Education Management LLC, 10.25%, 06/01/16	1,050,000	987,000
ESCO Corp.(a)
5.20%, 12/15/13(b)	250,000	158,750
8.63%, 12/15/13	500,000	382,500
General Cable Corp., 7.13%, 04/01/17	1,100,000	907,500
Hawk Corp., 8.75%, 11/01/14	625,000	632,812
Interline Brands, Inc., 8.13%, 06/15/14	800,000	720,000
Knowledge Learning Corp., Inc., 7.75%, 02/01/15(a)	875,000	708,750
Sensus Metering Systems, Inc., 8.63%, 12/15/13	550,000	463,375
SPX Corp., 7.63%, 12/15/14	750,000	723,750
Valmont Industries, Inc., 6.88%, 05/01/14	525,000	485,625

		8,928,000

Lodging 0.7%
Host Hotels & Resorts LP
7.13%, 11/01/13	450,000	365,625
6.88%, 11/01/14	800,000	620,000
6.38%, 03/15/15	350,000	260,750

		1,246,375

Media — Cable 0.6%
Kabel Deutschland GmbH, 10.63%, 07/01/14	775,000	786,625
Videotron Ltee, 6.38%, 12/15/15	325,000	296,156

		1,082,781

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Media — Non-Cable 9.3%
Affinity Group Holding, Inc. PIK, 10.88%, 02/15/12	$869,758	$391,391
Affinity Group, Inc., 9.00%, 02/15/12	425,000	238,000
CCH II LLC, 10.25%, 09/15/10*(d)	525,000	475,125
CCO Holdings LLC, 8.75%, 11/15/13*(d)	1,000,000	840,000
Dex Media West LLC, 9.88%, 08/15/13	1,216,000	246,240
Dex Media, Inc., 9.00%, 11/15/13(c)	600,000	78,000
DirecTV Holdings LLC, 8.38%, 03/15/13(a)	1,825,000	1,854,656
DISH DBS Corp., 6.63%, 10/01/14	1,125,000	1,009,687
Fox Acquisition Sub LLC, 13.38%, 07/15/16(a)	850,000	208,250
Idearc, Inc., 8.00%, 11/15/16*(d)	1,375,000	42,969
Intelsat Intermediate Holding Co. Ltd., 9.50%, 02/01/15(a) (c)	2,225,000	1,857,875
Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	2,800,000	2,730,000
Lamar Media Corp.
7.25%, 01/01/13	200,000	173,250
9.75%, 04/01/14(a)	100,000	97,875
6.63%, 08/15/15	375,000	275,625
6.63%, 08/15/15	1,100,000	797,500
MediMedia USA, Inc., 11.38%, 11/15/14(a)	1,375,000	900,625
Newport Television LLC PIK, 13.00%, 03/15/17(a)	1,150,000	46,000
Nexstar Broadcasting, Inc., 7.00%, 01/15/14(a) (c)	204,000	89,760
Nielsen Finance Co. LLC, 11.63%, 02/01/14(a)	1,000,000	906,250
Quebecor Media, Inc., 7.75%, 03/15/16	525,000	401,625
Rainbow National Services LLC, 10.38%, 09/01/14(a)	1,675,000	1,716,875
Reader’s Digest Association, Inc. (The), 9.00%, 02/15/17	1,525,000	95,313
RH Donnelley Corp.
8.88%, 01/15/16	775,000	48,438
8.88%, 10/15/17	1,250,000	75,000
SGS International, Inc., 12.00%, 12/15/13	1,400,000	773,500
Truvo Subsidiary Corp., 8.38%, 12/01/14(a)	1,250,000	181,250
Univision Communications, Inc. PIK, 9.75%, 03/15/15(a)	1,100,000	115,500
XM Satellite Radio, Inc., 13.00%, 08/01/13(a)	650,000	300,625

		16,967,204

Metals & Mining 0.6%
Aleris International, Inc., 10.00%, 12/15/16*(d)	475,000	2,708
Aleris International, Inc. PIK, 9.00%, 12/15/14*(d)	600,000	3,420
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	825,000	772,463
Novelis, Inc., 7.25%, 02/15/15	712,000	288,360

		1,066,951

Packaging 1.8%
Berry Plastics Corp., 8.88%, 09/15/14	1,025,000	579,125
Crown Americas LLC, 7.75%, 11/15/15	775,000	782,750
Owens Brockway Glass Container, Inc., 8.25%, 05/15/13	1,800,000	1,818,000
Rock-Tenn Co., 9.25%, 03/15/16	125,000	125,313
Russell-Stanley Holdings, Inc., 9.00%, 11/30/08*(a) (e) (f)	14,589	0

		3,305,188

Paper 0.9%
Graphic Packaging International, Inc., 9.50%, 08/15/13	1,800,000	1,296,000
NewPage Corp.
10.00%, 05/01/12	325,000	114,563
12.00%, 05/01/13	1,125,000	241,875

		1,652,438

Restaurants 0.9%
Dave & Buster’s, Inc., 11.25%, 03/15/14	325,000	177,125
NPC International, Inc., 9.50%, 05/01/14	1,150,000	902,750
Seminole Hard Rock Entertainment, Inc., 3.82%, 03/15/14(a)(b)	900,000	472,500

		1,552,375

Retailers 2.6%
Dollar General Corp. PIK, 11.88%, 07/15/17(a)	1,300,000	1,283,750
General Nutrition Centers, Inc., 6.40%, 03/15/14(b)	1,775,000	1,100,500
NBC Acquisition Corp., 11.00%, 03/15/13(c)	1,000,000	500,000
Nebraska Book Co., Inc., 8.63%, 03/15/12	1,475,000	833,375
Penske Auto Group, Inc., 7.75%, 12/15/16	650,000	328,250
Yankee Acquisition Corp., 9.75%, 02/15/17	1,350,000	654,750

		4,700,625

Services 1.8%
Ceridian Corp., 11.25%, 11/15/15	975,000	414,375
KAR Holdings, Inc., 10.00%, 05/01/15	1,700,000	748,000
West Corp.
9.50%, 10/15/14	1,575,000	1,104,469
11.00%, 10/15/16	1,550,000	1,038,500

		3,305,344

Specialty Retail 0.8%
Phillips-Van Heusen Corp., 8.13%, 05/01/13	600,000	573,000
Sally Holdings LLC, 10.50%, 11/15/16	925,000	814,000
U.S. Office Products Co., 9.75%, 12/31/49*(d) (e) (f)	455,359	0

		1,387,000

Technology 3.6%
Activant Solutions, Inc., 9.50%, 05/01/16	1,100,000	679,250
Compucom Systems, Inc., 12.50%, 10/01/15	1,175,000	687,375
First Data Corp., 9.88%, 09/24/15	875,000	516,250
Freescale Semiconductor, Inc., 8.88%, 12/15/14	875,000	188,125
Freescale Semiconductor, Inc. PIK, 9.13%, 12/15/14	650,000	52,000
Open Solutions, Inc., 9.75%, 02/01/15(a)	1,025,000	160,156
Serena Software, Inc., 10.38%, 03/15/16	975,000	585,000
Smart Modular Technologies WWH, Inc., 6.71%, 04/01/12(b)	405,000	321,975
SS&C Technologies, Inc., 11.75%, 12/01/13	1,000,000	855,000
Sungard Data Systems, Inc., 9.13%, 08/15/13	1,270,000	1,111,250
SunGard Data Systems, Inc., 10.25%, 08/15/15	1,650,000	1,163,250
Unisys Corp., 12.50%, 01/15/16	900,000	239,625

		6,559,256

Textiles, Apparel & Luxury Goods 0.0%(d) (e) (f)
Glenoit Corp., 11.00%, 12/31/49*	125,000	0

Tobacco 0.2%
Reynolds American, Inc., 7.75%, 06/01/18	375,000	330,882

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Transportation 1.5%
CEVA Group PLC, 10.00%, 09/01/14	$1,100,000	$426,250
Hertz Corp. (The)
8.88%, 01/01/14	700,000	427,875
10.50%, 01/01/16	1,050,000	462,000
Holt Group, Inc. (The), 9.75%, 01/15/06*(d) (e) (f)	50,000	0
Kansas City Southern Railway, 8.00%, 06/01/15	375,000	312,188
Kansas City Southern Railway Co., 13.00%, 12/15/13	400,000	410,000
Stena AB
7.50%, 11/01/13	575,000	434,125
7.00%, 12/01/16	250,000	176,250

		2,648,688

Utility — Electric 3.8%
Dynegy Holdings, Inc., 7.75%, 06/01/19	1,325,000	867,875
Edison Mission Energy, 7.75%, 06/15/16	1,125,000	860,625
Energy Future Holdings Corp., 10.88%, 11/01/17	250,000	162,500
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(a)	250,107	220,881
Intergen NV, 9.00%, 06/30/17(a)	700,000	637,000
NRG Energy, Inc.
7.38%, 02/01/16	1,100,000	1,025,750
7.38%, 01/15/17	1,075,000	1,002,438
NV Energy, Inc., 6.75%, 08/15/17	800,000	638,908
Teco Finance, Inc., 6.75%, 05/01/15	150,000	126,302
Texas Competitive Electric Holdings Co. LLC
Series A, 10.25%, 11/01/15	2,225,000	1,123,625
Series B, 10.25%, 11/01/15	500,000	252,500

		6,918,404

Utility — Natural Gas 4.4%
AmeriGas Partners LP, 7.13%, 05/20/16	875,000	826,875
Holly Energy Partners LP, 6.25%, 03/01/15	1,375,000	1,024,375
Inergy LP, 6.88%, 12/15/14(a)	1,300,000	1,209,000
MarkWest Energy Partners LP, 8.75%, 04/15/18	1,525,000	1,071,312
Pacific Energy Partners LP, 6.25%, 09/15/15	150,000	128,930
Regency Energy Partners LP, 8.38%, 12/15/13	1,150,000	983,250
Southern Star Central Corp., 6.75%, 03/01/16	600,000	504,000
Tennessee Gas Pipeline Co., 8.38%, 06/15/32	1,675,000	1,602,015
Williams Cos., Inc. (The), 7.88%, 09/01/21	750,000	695,073

		8,044,830

Wireless Communications 4.5%
Centennial Communications Corp., 7.19%, 01/01/13(b)	1,200,000	1,206,000
Digicel Group Ltd., 8.88%, 01/15/15(a)	1,075,000	698,750
Digicel Group Ltd. PIK, 9.13%, 01/15/15(a)	896,000	551,040
Digicel Ltd., 9.25%, 09/01/12(a)	750,000	665,625
MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,250,000	1,218,750
Nextel Communications, Inc., 7.38%, 08/01/15	1,675,000	896,125
Sprint Capital Corp., 6.90%, 05/01/19	3,075,000	2,183,250
Sprint Nextel Corp., 6.00%, 12/01/16	1,125,000	810,000

		8,229,540

Wireline Communications 0.8%
FairPoint Communications, Inc., 13.13%, 04/01/18	325,000	63,375
Qwest Corp., 8.88%, 03/15/12	700,000	694,750
Valor Telecommunications Enterprises Finance Corp., 7.75%, 02/15/15	650,000	632,642

		1,390,767

Total Corporate Bonds (cost $218,874,825)		156,432,676

Convertible Corporate Bond 0.6%(b) (c)
Services 0.6%
School Specialty, Inc., 3.75%, 08/01/23	1,325,000	1,126,250

		Market
	Shares	Value
Common Stocks 0.0%
Consumer Goods 0.0%(e) (f)
Pillowtex Corp. *	150,000	0
Pillowtex Corp. *	200,000	0
Sleepmaster LLC Membership Units *	185	0

		0

Containers & Packaging 0.0%(e) (f)
Russell-Stanley Holdings, Inc. *	4,000	0

Media 0.0%(e)
Virgin Media, Inc. *	5,650	27,120

Packaging 0.0%(e) (f)
Pliant Corp. *	1	0

Wireless Telecommunication Services 0.0%(e) (f)
Pegasus Satellite Communications, Inc. *	15,640	0

Total Common Stocks (cost $488,702)		27,120

	Principal	Market
	Amount	Value
Warrants 0.0%
Media 0.0%
Sirius XM Radio, Inc., expiring 03/15/10*	300	30

Media — Non-Cable 0.0%(e) (f)
Ziff Davis Media, Inc., expiring 08/12/12*	2,200	0

Total Warrants (cost $40,690)		30

Preferred Stocks 0.1%
Financial Institutions 0.1%(a)
Preferred Blocker, Inc., 10.03%	678	135,028

Media — Non-Cable 0.0%(e) (f)
Ziff Davis Holdings, Inc. 0.00%	12	0

Total Preferred Stocks (cost $328,382)		135,028

Yankee Dollars 0.8%
Lodging 0.3%
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	$750,000	424,688
7.25%, 06/15/16	300,000	142,500

		567,188

Media — Non-Cable 0.1%(a)
Videotron Ltee, 9.13%, 04/15/18	200,000	204,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value
Yankee Dollars (continued)
Technology 0.4%
Seagate Technology HDD Holdings, 6.80%, 10/01/16	$975,000	$570,375

Total Yankee Dollars (cost $2,197,092)		1,341,813

Repurchase Agreements 14.1%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $11,821,801, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $12,058,143	11,821,709	11,821,709
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $13,770,609, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $14,045,947	13,770,536	13,770,536

Total Repurchase Agreements (cost $25,592,245)		25,592,245

Total Investments (cost $248,603,731) (g) — 101.7%		184,655,162

Liabilities in excess of other assets — (1.7)%		(3,031,146)

NET ASSETS — 100.0%		$181,624,016

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $30,652,793 which represents 16.88% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(c)	Step Bond: Coupon rate is set for an initial period and then decreases to a lower coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2009.

(d)	Security in default.

(e)	Illiquid security.

(f)	Fair Valued Security.

(g)	At March 31, 2009, the tax basis cost of the fund’s investments was $250,048,039, tax unrealized appreciation and depreciation were $595,294 and $(65,988,171) respectively.

LLC	Limited Liability Co.

LP	Limited Partnership

Ltd	Limited

NV	Public Traded Company

PIK	Paid-In-Kind

PLC	Public Limited Co.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Gartmore NVIT Developing Markets Fund

		Market
	Shares	Value
Common Stocks 83.0%
BRAZIL 9.5%
Commercial Banks 1.7%
Itau Unibanco Banco Multiplo SA ADR	161,577	$1,757,936

Diversified Telecommunication Services 0.5%
Tele Norte Leste Participacoes SA ADR	33,266	460,401

Electric Utility 0.6%
CPFL Energia SA ADR	14,300	580,151

Food & Staples Retailing 0.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	30,234	818,737

Independent Power Producers & Energy Traders 0.2%
MPX Energia SA*	2,800	241,471

Oil, Gas & Consumable Fuels 4.8%
Petroleo Brasileiro SA	18,900	289,572
Petroleo Brasileiro SA ADR	147,694	4,500,236

		4,789,808

Transportation Infrastructure 0.9%
Cia de Concessoes Rodoviarias	94,191	859,864

		9,508,368

CHILE 2.0%
Commercial Banks 0.9%
Banco Santander Chile ADR	26,658	915,702

Independent Power Producers & Energy Traders 1.1%
Empresa Nacional de Electricidad SA ADR	29,023	1,088,363

		2,004,065

CHINA 8.9%(a)
Commercial Banks 3.4%
China Construction Bank Corp., Class H	4,031,000	2,288,374
Industrial & Commercial Bank of China, Class H	2,182,000	1,134,062

		3,422,436

Insurance 2.0%
Ping An Insurance Group Co. of China Ltd.	345,000	2,053,798

Internet Software & Services 0.5%
Tencent Holdings Ltd.	68,600	507,626

Marine 0.5%
China Shipping Development Co. Ltd., Class H	504,000	477,897

Oil, Gas & Consumable Fuels 2.5%
China Petroleum & Chemical Corp., Class H	2,362,000	1,513,606
PetroChina Co. Ltd., Class H	1,221,800	974,770

		2,488,376

		8,950,133

CZECH REPUBLIC 1.4%(a)
Electric Utility 1.4%
CEZ AS	39,441	1,413,410

EGYPT 1.4%(a)
Commercial Banks 0.2%
Commercial International Bank	40,038	228,753

		228,753

Diversified Telecommunication Services 1.2%
Telecom Egypt GDR	94,087	1,199,609

		1,199,609

		1,428,362

HONG KONG 11.2%(a)
Electronic Equipment & Instruments 1.2%
Kingboard Chemical Holdings Ltd.	588,000	1,208,963

Leisure Equipment & Products 0.5%
Li Ning Co. Ltd.	285,000	471,418

Marine 0.9%
Pacific Basin Shipping Ltd.	1,894,000	863,386

Oil, Gas & Consumable Fuels 2.2%
CNOOC Ltd.	2,217,000	2,227,830

Personal Products 1.0%
Hengan International Group Co. Ltd.	253,000	1,017,722

Real Estate Management & Development 0.9%
Sino-Ocean Land Holdings Ltd.	1,374,500	904,426

Specialty Retail 0.6%
Esprit Holdings Ltd.	126,300	644,444

Wireless Telecommunication Services 3.9%
China Mobile Ltd.	443,300	3,861,649

		11,199,838

INDIA 0.7%
Information Technology Services 0.7%
Infosys Technologies Ltd. ADR	25,100	668,413

INDONESIA 0.9%(a)
Commercial Banks 0.9%
Bank Central Asia Tbk PT	3,281,000	880,864

ISRAEL 1.8%
Chemicals 0.7%(a)
Israel Chemicals Ltd.	87,808	713,170

Software 1.1%
Check Point Software Technologies*	50,483	1,121,227

		1,834,397

KAZAKHSTAN 2.0%(a)
Oil, Gas & Consumable Fuels 2.0%
KazMunaiGas Exploration Production GDR	131,250	1,953,058

LUXEMBOURG 0.1%(a)
Metals & Mining 0.1%
Evraz Group SA GDR	17,006	140,201

MALAYSIA 2.1%(a)
Commercial Banks 1.4%
Bumiputra-Commerce Holdings Bhd.	744,600	1,401,570

Hotels, Restaurants & Leisure 0.7%
Resorts World Bhd.	1,204,800	707,896

		2,109,466

MEXICO 4.3%
Food & Staples Retailing 1.3%
Wal-Mart de Mexico SAB de CV, Series V	551,504	1,288,519

Media 0.6%
Grupo Televisa SA ADR	42,371	577,940

Metals & Mining 0.7%
Industrias CH SAB de CV, Series B*	326,401	668,538

Wireless Telecommunication Services 1.7%
America Movil SAB de CV, Series L ADR	64,559	1,748,258

		4,283,255

MOROCCO 0.7%(a)
Real Estate Management & Development 0.7%
Compagnie Generale Immobiliere	3,085	682,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Gartmore NVIT Developing Markets Fund

		Market
	Shares	Value
Common Stocks (continued)
NETHERLANDS 0.1%(a)
Metals & Mining 0.1%
New World Resources NV, Class A	27,814	$99,154

PHILIPPINES 0.5%
Wireless Telecommunication Services 0.5%
Philippine Long Distance Telephone Co. ADR	11,526	508,642

POLAND 1.2%(a)
Commercial Banks 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	122,347	757,561

Diversified Telecommunication Services 0.4%
Telekomunikacja Polska SA	75,102	407,295

		1,164,856

REPUBLIC OF KOREA 11.8%
Automobiles 1.0%(a)
Hyundai Motor Co.	24,604	995,851

Commercial Banks 1.2%
KB Financial Group, Inc. ADR	49,058	1,189,657

Electronic Equipment & Instruments 0.4%(a)
LG Display Co. Ltd.	22,300	455,256

Industrial Conglomerate 1.0%(a)
LG Corp.	27,900	1,005,501

Insurance 1.2%(a)
Samsung Fire & Marine Insurance Co. Ltd.*	10,363	1,207,185

Machinery 1.2%(a)
Hanjin Heavy Industries & Construction Co. Ltd.	27,912	577,217
Samsung Heavy Industries Co. Ltd.	34,920	655,446

		1,232,663

Metals & Mining 2.1%(a)
POSCO	7,758	2,067,870

Semiconductors & Semiconductor Equipment 3.7%(a)
Samsung Electronics Co. Ltd.	8,958	3,702,001

		11,855,984

RUSSIAN FEDERATION 4.2%
Automobiles 0.4%
Sollers	91,080	391,909

Chemicals 0.6%(a)
Uralkali GDR	52,688	616,990

Metals & Mining 0.0%
Chelyabinsk Zinc Plant*	33,000	39,632

Oil, Gas & Consumable Fuels 3.2%(a)
Gazprom OAO	156,915	2,325,146
Rosneft Oil Co. GDR	192,314	823,690

		3,148,836

		4,197,367

SOUTH AFRICA 6.8%(a)
Commercial Banks 1.4%
Standard Bank Group Ltd.	160,930	1,351,955

Food & Staples Retailing 0.9%
Massmart Holdings Ltd.	119,700	880,971

Metals & Mining 2.3%
Harmony Gold Mining Co. Ltd.*	66,221	715,680
Impala Platinum Holdings Ltd.	67,666	1,133,621
Kumba Iron Ore Ltd.	27,500	476,564

		2,325,865

Oil, Gas & Consumable Fuels 1.2%
Sasol Ltd.	42,670	1,238,229

Wireless Telecommunication Services 1.0%
MTN Group Ltd.	89,763	997,029

		6,794,049

TAIWAN 7.9%(a)
Chemicals 1.0%
Formosa Plastics Corp.	670,000	1,011,682

Commercial Banks 0.3%
Chinatrust Financial Holding Co. Ltd.	948,000	347,806

Diversified Telecommunication Services 0.9%
Chunghwa Telecom Co. Ltd.	493,054	899,330

Electronic Equipment & Instruments 1.8%
Hon Hai Precision Industry Co. Ltd.	801,066	1,813,026

Semiconductors & Semiconductor Equipment 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,966,920	2,962,500

Wireless Telecommunication Services 0.9%
Taiwan Mobile Co. Ltd.	586,000	850,816

		7,885,160

THAILAND 2.6%
Commercial Banks 0.4%(a)
Kasikornbank Public Co. Ltd.	298,300	380,530

Oil, Gas & Consumable Fuels 2.2%
Banpu PCL NVDR	213,259	1,294,815
PTT Exploration & Production PCL NVDR(a)	344,500	947,048

		2,241,863

		2,622,393

TURKEY 0.9%(a)
Wireless Telecommunication Services 0.9%
Turkcell Iletisim Hizmet AS	185,717	911,416

Total Common Stocks (cost $130,054,162)		83,095,747

Preferred Stocks 5.2%
BRAZIL 5.2%
Beverages 1.2%
Cia de Bebidas das Americas	25,700	1,226,928

Commercial Banks 1.1%
Banco Bradesco SA	107,684	1,073,590

Metals & Mining 2.9%
Cia Vale do Rio Doce, Class A	253,809	2,934,290

		5,234,808

Total Preferred Stocks (cost $8,748,546)		5,234,808

Equity-Linked Notes 7.0%(a)
INDIA 7.0%
Commercial Banks 1.5%
Bank of India 0.00%, 01/15/18	343,788	1,488,602

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Gartmore NVIT Developing Markets Fund

		Market
	Shares	Value
Equity-Linked Notes(a) (continued)
INDIA (continued)
Electric Utility 0.5%
Tata Power Co Ltd. 0.00%, 03/28/12	30,889	$467,968

Household Products 0.8%
Hindustan Unilever Ltd. 0.00%, 01/30/17	174,873	818,406

Oil, Gas & Consumable Fuels 2.0%
Reliance Industries Ltd. 0.00%, 03/09/09	66,051	1,985,493

Pharmaceuticals 1.5%
Sun Pharmaceutical Industries Ltd. 0.00%, 01/05/09	70,361	1,541,610

Wireless Telecommunication Services 0.7%
Bharti Airtel Ltd. 0.00%, 01/24/17*	56,241	694,014

		6,996,093

Total Equity-Linked Notes (cost $7,836,835)		6,996,093

Foreign Bonds 0.0%(a) (b)
BRAZIL 0.0%
Cia Vale do Rio Doce 0.00%, 09/29/49	$20,000	0

Total Foreign Bonds (cost $—)		0

	Principal	Market
	Amount	Value
Repurchase Agreements 3.3%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $1,494,818, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $1,524,702	$1,494,806	$1,494,806
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $1,741,237, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $1,776,052	1,741,228	1,741,228

Total Repurchase Agreements (cost $3,236,034)		3,236,034

Total Investments (cost $149,875,577) (c) — 98.5%		98,562,682

Other assets in excess of liabilities — 1.5%		1,547,934

NET ASSETS — 100.0%		$100,110,616

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $160,906,762 tax unrealized appreciation and depreciation were $1,520,456 and $(63,864,536) respectively.

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd	Limited

NV	Public Traded Company

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited

PT	Limited Liability Company

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Gartmore NVIT Emerging Markets Fund

		Market
	Shares	Value
Common Stocks 85.3%
BRAZIL 9.9%
Commercial Banks 1.9%
Itau Unibanco Banco Multiplo SA ADR	247,254	$2,690,080

Diversified Telecommunication Services 0.5%
Tele Norte Leste Participacoes SA ADR	48,670	673,593

Electric Utility 0.6%
CPFL Energia SA ADR	20,800	843,856

Food & Staples Retailing 0.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	45,996	1,245,572

Independent Power Producers & Energy Traders 0.3%
MPX Energia SA*	4,400	379,455

Oil, Gas & Consumable Fuels 4.7%
Petroleo Brasileiro SA	28,178	858,583
Petroleo Brasileiro SA	238,376	5,840,212

		6,698,795

Transportation Infrastructure 1.0%
Cia de Concessoes Rodoviarias	153,944	1,405,345

		13,936,696

CHILE 2.1%
Commercial Banks 1.0%
Banco Santander Chile ADR	38,761	1,331,440

		1,331,440

Independent Power Producers & Energy Traders 1.1%
Empresa Nacional de Electricidad SA ADR	42,119	1,579,463

		2,910,903

CHINA 9.4%(a)
Commercial Banks 3.6%
China Construction Bank Corp., Class H(b)	6,082,000	3,452,714
Industrial & Commercial Bank of China, Class H	3,170,000	1,647,561

		5,100,275

Insurance 2.2%
Ping An Insurance Group Co. of China Ltd.	511,000	3,042,003

Internet Software & Services 0.5%
Tencent Holdings Ltd.	100,800	745,899

Marine 0.5%
China Shipping Development Co. Ltd., Class H	720,000	682,710

		682,710

Oil, Gas & Consumable Fuels 2.6%
China Petroleum & Chemical Corp., Class H	3,546,000	2,272,331
PetroChina Co. Ltd., Class H(b)	1,779,000	1,419,312

		3,691,643

		13,262,530

CZECH REPUBLIC 1.5%(a)
Electric Utility 1.5%
CEZ AS	57,781	2,070,643

EGYPT 1.5%(a)
Commercial Banks 0.2%
Commercial International Bank	58,270	332,919

		332,919

Diversified Telecommunication Services 1.3%
Telecom Egypt GDR	137,819	1,757,192

		1,757,192

		2,090,111

HONG KONG 11.6%(a)
Electronic Equipment & Instruments 1.2%
Kingboard Chemical Holdings Ltd.	852,500	1,752,791

		1,752,791

Leisure Equipment & Products 0.5%
Li Ning Co. Ltd.	418,500	692,240

Marine 0.9%
Pacific Basin Shipping Ltd.	2,838,000	1,293,712

Oil, Gas & Consumable Fuels 2.3%
CNOOC Ltd.	3,195,000	3,210,607

Personal Products 1.1%(b)
Hengan International Group Co. Ltd.	372,000	1,496,414

		1,496,414

Real Estate Management & Development 0.9%
Sino-Ocean Land Holdings Ltd.	2,059,000	1,354,829

Specialty Retail 0.7%
Esprit Holdings Ltd.	185,300	945,490

Wireless Telecommunication Services 4.0%
China Mobile Ltd.	648,800	5,651,788

		16,397,871

INDIA 0.7%
Information Technology Services 0.7%
Infosys Technologies Ltd. ADR	37,372	995,216

INDONESIA 0.9%(a)
Commercial Banks 0.9%
Bank Central Asia Tbk PT	4,772,000	1,281,159

ISRAEL 1.9%
Chemicals 0.7%(a)
Israel Chemicals Ltd.	127,100	1,032,297

Software 1.2%
Check Point Software Technologies*	73,680	1,636,433

		1,636,433

		2,668,730

KAZAKHSTAN 2.1%(a)
Oil, Gas & Consumable Fuels 2.1%
KazMunaiGas Exploration Production GDR	200,500	2,983,528

LUXEMBOURG 0.1%(a)
Metals & Mining 0.1%
Evraz Group SA GDR	24,688	203,534

MALAYSIA 2.2%(a)
Commercial Banks 1.5%
Bumiputra-Commerce Holdings Bhd.	1,141,100	2,147,907

Hotels, Restaurants & Leisure 0.7%
Resorts World Bhd.	1,741,900	1,023,475

		3,171,382

MEXICO 4.5%
Food & Staples Retailing 1.3%(b)
Wal-Mart de Mexico SAB de CV	808,415	1,888,759

Media 0.6%
Grupo Televisa SA ADR	61,709	841,711

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Gartmore NVIT Emerging Markets Fund

		Market
	Shares	Value
Common Stocks (continued)
MEXICO (continued)
Metals & Mining 0.8%(b)
Industrias CH SAB de CV, Series B*	511,500	$1,047,660

Wireless Telecommunication Services 1.8%
America Movil SAB de CV	93,819	2,540,618

		6,318,748

MOROCCO 0.5%(a)
Real Estate Management & Development 0.5%
Compagnie Generale Immobiliere	3,389	750,190

NETHERLANDS 0.1%
Metals & Mining 0.1%
New World Resources NV, Class A	40,955	146,001

PHILIPPINES 0.5%
Wireless Telecommunication Services 0.5%
Philippine Long Distance Telephone Co. ADR	16,954	748,180

POLAND 1.2%(a)
Commercial Banks 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	176,143	1,090,661

Diversified Telecommunication Services 0.4%
Telekomunikacja Polska SA	114,394	620,384

		1,711,045

REPUBLIC OF KOREA 11.5%
Automobiles 1.1%(a)
Hyundai Motor Co.	36,768	1,488,191

Commercial Banks 1.2%
KB Financial Group, Inc. ADR	71,503	1,733,948

Electronic Equipment & Instruments 0.5%(a)
LG Display Co. Ltd.	32,400	661,448

Industrial Conglomerate 1.1%(a)
LG Corp.	44,400	1,600,153

		1,600,153

Insurance 1.3%(a)
Samsung Fire & Marine Insurance Co. Ltd.*	15,925	1,855,102

Machinery 1.4%(a)
Hanjin Heavy Industries & Construction Co. Ltd.	40,516	837,880
Samsung Heavy Industries Co. Ltd.	63,320	1,188,512

		2,026,392

Metals & Mining 2.2%(a)
POSCO	11,643	3,103,404

Semiconductors & Semiconductor Equipment 2.7%(a)
Samsung Electronics Co. Ltd.	9,064	3,745,806

		16,214,444

RUSSIAN FEDERATION 4.2%
Automobiles 0.3%
Sollers	91,906	395,463

Chemicals 0.6%(a)
Uralkali GDR	79,113	926,434

Metals & Mining 0.0%
Chelyabinsk Zinc Plant*	42,800	51,401

Oil, Gas & Consumable Fuels 3.3%(a)
Gazprom OAO	228,246	3,382,120
Rosneft Oil Co. GDR	288,053	1,233,745

		4,615,865

		5,989,163

SOUTH AFRICA 7.1%(a)
Commercial Banks 1.4%
Standard Bank Group Ltd.	236,836	1,989,633

Food & Staples Retailing 0.9%
Massmart Holdings Ltd.	174,800	1,286,498

		1,286,498

Metals & Mining 2.4%
Harmony Gold Mining Co. Ltd.*	96,258	1,040,303
Impala Platinum Holdings Ltd.	99,754	1,671,197
Kumba Iron Ore Ltd.	41,200	713,979

		3,425,479

Oil, Gas & Consumable Fuels 1.3%
Sasol Ltd.	64,913	1,883,693

Wireless Telecommunication Services 1.1%
MTN Group Ltd.	133,457	1,482,353

		10,067,656

TAIWAN 8.2%(a)
Chemicals 1.0%
Formosa Plastics Corp.	979,000	1,478,264

Commercial Banks 0.4%
Chinatrust Financial Holding Co. Ltd.	1,420,000	520,976

Diversified Telecommunication Services 1.0%
Chunghwa Telecom Co. Ltd.	733,836	1,338,516

		1,338,516

Electronic Equipment & Instruments 1.9%
HON HAI Precision Industry Co. Ltd.	1,167,392	2,642,119

Semiconductors & Semiconductor Equipment 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,858,031	4,304,658

Wireless Telecommunication Services 0.9%
Taiwan Mobile Co. Ltd.	852,000	1,237,022

		11,521,555

THAILAND 2.7%
Commercial Banks 0.4%(a)
Kasikornbank Public Co. Ltd.	437,600	558,229

Oil, Gas & Consumable Fuels 2.3%
Banpu PCL NVDR	310,651	1,886,137
PTT Exploration & Production PCL(a)	500,900	1,377,000

		3,263,137

		3,821,366

TURKEY 0.9%(a)
Wireless Telecommunication Services 0.9%
Turkcell Iletisim Hizmet AS	270,468	1,327,335

Total Common Stocks (cost $173,319,265)		120,587,986

Equity-Linked Notes 7.5%
INDIA 7.5%
Commercial Banks 1.5%
Bank of India 0.00%, 01/15/18	499,365	2,162,251
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Gartmore NVIT Emerging Markets Fund

		Market
	Shares	Value
Equity-Linked Notes (continued)
INDIA (continued)
Electric Utilities 0.6%
Tata Power Co Ltd. 0.00%, 03/28/12	58,445	$885,442
Household Products 0.9%
Hindustan Unilever Ltd. 0.00%, 01/30/17	257,235	1,203,860
Oil, Gas & Consumable Fuels 2.2%(a)
Reliance Industries Ltd. 0.00%, 03/09/09	102,439	3,079,316
Pharmaceuticals 1.6%
Sun Pharmaceutical Industries Ltd. 0.00%, 01/05/09	102,208	2,239,377

		2,239,377

Wireless Telecommunication Services 0.7%
Bharti Airtel Ltd. 0.00%, 01/24/17*	81,195	1,001,946

		10,572,192

Total Equity-Linked Notes (cost $11,778,019)		10,572,192

Preferred Stocks 6.2%
BRAZIL 5.4%
Beverages 1.2%
Cia de Bebidas das Americas	36,100	1,723,429
Commercial Banks 1.1%
Banco Bradesco SA	160,517	1,600,325

		1,600,325

Metals & Mining 3.1%
Cia Vale do Rio Doce, Class A	371,224	4,291,727

		4,291,727

		7,615,481

REPUBLIC OF KOREA 0.8%(a)
Semiconductors & Semiconductor Equipment 0.8%
Samsung Electronics Co. Ltd. GDR	10,682	1,183,965

		1,183,965

Total Preferred Stocks (cost $14,103,811)		8,799,446

	Principal	Market
	Amount	Value
Repurchase Agreements 5.2%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $891,106, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $908,921	$891,099	891,099
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $5,370,979, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $5,474,799 (c)	5,367,450	5,367,450
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $1,038,004, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $1,058,758	1,037,998	1,037,998

Total Repurchase Agreements (cost $7,296,547)		7,296,547

Total Investments (cost $206,497,642) (d) — 104.2%		147,256,171

Liabilities in excess of other assets — (4.2)%		(5,895,836)

NET ASSETS — 100.0%		$141,360,335

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $4,968,308.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $5,367,450.

(d)	At March 31, 2009, the tax basis cost of the fund’s investments was $214,109,981, tax unrealized appreciation and depreciation were $2,593,385 and $(69,447,195) respectively.

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd	Limited

NV	Public Traded Company

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited

PT	Limited Liability Company

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Gartmore NVIT Global Utilities Fund

		Market
	Shares	Value
Common Stocks 95.2%
AUSTRIA 0.8%(a)
Diversified Telecommunication Services 0.8%
Telekom Austria AG	11,360	$171,951

BELGIUM 0.8%(a)
Electric Utility 0.4%
Elia System Operator SA/NV	2,560	84,119

Wireless Telecommunication Services 0.4%
Mobistar SA	1,660	104,799

		188,918

FRANCE 10.4%(a)
Diversified Telecommunication Services 7.5%
France Telecom SA	73,410	1,673,276

Multi-Utility 2.9%
GDF Suez	19,043	652,970

		2,326,246

GERMANY 7.3%(a)
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG	6,550	81,289

Electric Utility 4.5%
E.ON AG	35,880	1,001,605

Multi-Utility 2.4%
RWE AG	7,780	547,846
		1,630,740

GREECE 0.5%(a)
Diversified Telecommunication Services 0.5%
Hellenic Telecommunications Organization SA	7,971	119,464

HONG KONG 0.3%(a)
Electric Utility 0.3%
CLP Holdings Ltd.	11,000	75,584

ITALY 1.1%(a)
Diversified Telecommunication Services 0.8%
Telecom Italia SpA	43,850	56,524
Telecom Italia SpA — RSP	108,040	109,846

		166,370

Natural Gas Utility 0.3%
Snam Rete Gas SpA	13,875	74,437

		240,807

JAPAN 10.1%(a)
Diversified Telecommunication Services 1.7%
Nippon Telegraph & Telephone Corp.	10,300	393,156

Electric Utilities 3.7%
Chubu Electric Power Co., Inc.	7,600	167,534
Kansai Electric Power Co., Inc. (The)	7,500	163,019
Kyushu Electric Power Co., Inc.	5,700	127,998
Tohoku Electric Power Co., Inc.	5,200	114,472
Tokyo Electric Power Co., Inc. (The)	10,100	252,474

		825,497

Natural Gas Utility 0.8%
Osaka Gas Co. Ltd.	31,000	97,055
Tokyo Gas Co. Ltd.	24,000	84,209

		181,264

Wireless Telecommunication Services 3.9%
KDDI Corp.	83	390,918
NTT DoCoMo, Inc.	350	476,925

		867,843
		2,267,760

NETHERLANDS 4.2%(a)
Diversified Telecommunication Services 4.2%
Koninklijke KPN NV	71,600	955,785

NORWAY 0.6%(a)
Diversified Telecommunication Services 0.6%
Telenor ASA	23,220	132,797

PORTUGAL 0.6%(a)
Electric Utility 0.6%
Energias de Portugal SA	42,370	146,858

SINGAPORE 1.2%(a)
Diversified Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	160,000	266,760

SPAIN 16.5%(a)
Diversified Telecommunication Services 9.9%
Telefonica SA	111,030	2,213,737

Electric Utilities 6.6%
Iberdrola SA	102,020	715,659
Union Fenosa SA	32,210	769,551

		1,485,210

		3,698,947

UNITED KINGDOM 10.9%(a)
Diversified Telecommunication Services 0.0%
BT Group PLC	5,470	6,102

Electric Utility 0.5%
Scottish & Southern Energy PLC	7,170	113,911

Multi-Utility 4.2%
Centrica PLC	84,610	276,146
National Grid PLC	67,820	520,800
United Utilities Group PLC	20,066	139,063

		936,009

Wireless Telecommunication Services 6.2%
Vodafone Group PLC	797,400	1,389,986

		2,446,008

UNITED STATES 29.9%
Diversified Telecommunication Services 14.7%
AT&T, Inc.	85,450	2,153,340
Verizon Communications, Inc.	38,250	1,155,150

		3,308,490

Electric Utilities 9.5%
Duke Energy Corp.	14,560	208,499
Edison International	1,100	31,691
Entergy Corp.	3,290	224,016
Exelon Corp.	3,640	165,220
FirstEnergy Corp.	4,330	167,138
FPL Group, Inc.	18,156	921,054
PPL Corp.	8,950	256,954
Progress Energy, Inc.	4,180	151,567

		2,126,139

Independent Power Producers & Energy Traders 1.4%
Constellation Energy Group, Inc.	9,370	193,584
NRG Energy, Inc.*	6,420	112,992

		306,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Gartmore NVIT Global Utilities Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Multi-Utility 3.6%
CenterPoint Energy, Inc.	16,140	$168,340
PG&E Corp.	6,350	242,697
Sempra Energy	8,430	389,804

		800,841

Natural Gas Utility 0.6%
Questar Corp.	4,580	134,789

Oil, Gas & Consumable Fuels 0.1%
El Paso Corp.	5,880	36,750

		6,713,585

Total Common Stocks (cost $31,201,299)		21,382,210

	Principal	Market
	Amount	Value
Repurchase Agreements 4.8%
UNITED STATES 4.8%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $493,765, collateralized by U.S. Government Agency Mortgages ranging from 4.50% -5.50%, maturing 03/01/24 - 06/01/38; total market value of $503,636	$493,761	493,761
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $575,161, collateralized by U.S. Government Agency Mortgages ranging from 2.50% -6.25%, maturing 10/18/10 - 05/15/29; total market value of $586,661	575,158	575,158

		1,068,919

Total Repurchase Agreements (cost $1,068,919)		1,068,919

Total Investments (cost $32,270,218) (b) — 100.0%		22,451,129

Other assets in excess of liabilities — 0.0%		4,136

NET ASSETS — 100.0%		$22,455,265

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $33,205,663, tax unrealized appreciation and depreciation were $141,199 and $(10,895,733) respectively.

AG	Stock Corporation

ASA	Stock Corporation

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Co.

RSP	Savings Shares

SA	Stock Company

SpA	Limited share company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Gartmore NVIT International Equity Fund

		Market
	Shares	Value
Common Stocks 98.0%
AUSTRALIA 5.1%(a)
Biotechnology 1.9%
CSL Ltd.	35,670	$805,729

Information Technology Services 2.8%
Computershare Ltd.	194,290	1,184,238

Metals & Mining 0.4%
MacArthur Coal Ltd.	63,900	151,919

		2,141,886

BRAZIL 0.4%
Metals & Mining 0.4%
Cia Vale do Rio Doce ADR	15,760	177,773

CANADA 8.1%
Chemicals 4.7%
Agrium, Inc.*	35,570	1,273,051
Potash Corp. of Saskatchewan, Inc.	8,520	688,501

		1,961,552

Metals & Mining 2.7%
Agnico-Eagle Mines Ltd.	6,400	367,956
Barrick Gold Corp.	11,900	385,275
Goldcorp, Inc.	11,700	393,929

		1,147,160

Oil, Gas & Consumable Fuels 0.7%
EnCana Corp.	7,400	302,927

		3,411,639

CHINA 1.0%(a)
Commercial Banks 1.0%
China Construction Bank Corp., Class H	720,000	408,740

FRANCE 14.1%(a)
Commercial Banks 1.6%
BNP Paribas	8,900	367,126
Societe Generale	7,835	306,432

		673,558

Diversified Telecommunication Services 3.7%
France Telecom SA	67,870	1,547,000

Electrical Equipment 2.0%
Alstom SA	15,800	819,200

Machinery 1.2%
Vallourec SA	5,250	486,659

Multi-Utility 1.2%
GDF Suez	15,200	521,196

Oil, Gas & Consumable Fuels 3.2%
Total SA	27,000	1,334,924

Pharmaceuticals 1.2%
Sanofi-Aventis SA	9,000	505,011

		5,887,548

GERMANY 2.0%(a)
Industrial Conglomerate 1.5%
Siemens AG	10,600	608,290

Machinery 0.5%
MAN AG	4,860	210,861

		819,151

HONG KONG 4.5%
Real Estate Management & Development 2.5%(a)
Cheung Kong Holdings Ltd.	122,000	1,051,525

Wireless Telecommunication Services 2.0%
China Mobile Ltd. ADR	19,000	826,880

		1,878,405

IRELAND 1.6%
Airline 1.6%
Ryanair Holdings PLC ADR*	28,800	665,568

ISRAEL 6.4%
Pharmaceuticals 3.3%
Teva Pharmaceutical Industries Ltd. ADR	30,440	1,371,322

Software 3.1%
Check Point Software Technologies*	59,100	1,312,611

		2,683,933

ITALY 2.8%(a)
Oil, Gas & Consumable Fuels 2.8%
ENI SpA	61,000	1,180,911

JAPAN 9.9%(a)
Automobiles 1.7%
Honda Motor Co. Ltd.	13,300	316,665
Toyota Motor Corp.	12,100	384,401

		701,066

Commercial Banks 3.4%
Mitsubishi UFJ Financial Group, Inc.	94,200	464,168
Mizuho Financial Group, Inc.	284,000	554,668
Sumitomo Mitsui Financial Group, Inc.	11,300	397,949

		1,416,785

Food & Staples Retailing 2.4%
Seven & I Holdings Co. Ltd.	46,700	1,031,155

Tobacco 1.1%
Japan Tobacco, Inc.	178	475,899

Trading Companies & Distributors 1.3%
Mitsubishi Corp.	40,900	542,282

		4,167,187

NETHERLANDS 3.5%(a)
Food & Staples Retailing 3.5%
Koninklijke Ahold NV	132,900	1,455,388

NORWAY 0.9%(a)
Oil, Gas & Consumable Fuels 0.9%
StatoilHydro ASA	22,200	388,683

SOUTH AFRICA 1.8%(a)
Wireless Telecommunication Services 1.8%
MTN Group Ltd.	69,330	770,072

SPAIN 3.8%(a)
Diversified Telecommunication Services 3.8%
Telefonica SA	80,160	1,598,245

SWITZERLAND 11.5%(a)
Capital Markets 4.1%
Credit Suisse Group AG	53,000	1,614,310
UBS AG*	11,800	110,667

		1,724,977

Chemicals 3.4%
Syngenta AG	7,180	1,443,778

Electrical Equipment 1.9%
ABB Ltd.*	55,600	775,712

Food Products 1.7%
Nestle SA	20,700	699,582

Insurance 0.4%
Zurich Financial Services AG	1,000	158,099

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Gartmore NVIT International Equity Fund

		Market
	Shares	Value
Common Stocks (continued)
SWITZERLAND(a) (continued)
		4,802,148

UNITED KINGDOM 20.6%(a)
Hotels, Restaurants & Leisure 1.1%
Compass Group PLC	104,800	$479,189

Metals & Mining 4.4%
BHP Billiton PLC	45,100	889,470
Xstrata PLC	145,300	974,497

		1,863,967

Oil, Gas & Consumable Fuels 7.9%
BG Group PLC	68,190	1,028,428
BP PLC	235,100	1,576,158
Royal Dutch Shell PLC, Class A	31,560	703,963

		3,308,549

Pharmaceuticals 5.6%
AstraZeneca PLC	25,580	905,756
GlaxoSmithKline PLC	91,200	1,420,163

		2,325,919

Tobacco 1.6%
British American Tobacco PLC	28,590	660,337

		8,637,961

Total Common Stocks (cost $50,141,404)		41,075,238

	Principal	Market
	Amount	Value
Repurchase Agreements 0.8%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $165,104, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $168,404	$165,102	165,102
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $192,321, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $196,166	192,320	192,320

Total Repurchase Agreements (cost $357,422)		357,422

Total Investments (cost $50,498,826) (b) — 98.8%		41,432,660

Other assets in excess of liabilities — 1.2%		498,042

NET ASSETS — 100.0%		$41,930,702

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $52,277,725, tax unrealized appreciation and depreciation were $871,648 and $(11,716,713) respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company

SpA	Limited share company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund

		Market
	Shares	Value
Common Stocks 99.3%
BERMUDA 1.8%
Information Technology Services 1.8%
Accenture Ltd., Class A	11,200	$307,888

CHINA 1.8%(a)
Commercial Banks 1.8%
China Construction Bank Corp., Class H	542,000	307,690

FINLAND 2.6%(a)
Communications Equipment 2.6%
Nokia OYJ	37,800	442,017

FRANCE 2.4%(a)
Diversified Telecommunication Services 2.4%
France Telecom SA	17,800	405,726

GERMANY 1.5%(a)
Pharmaceuticals 1.5%
Bayer AG*	5,200	252,539

HONG KONG 5.4%(a)
Real Estate Management & Development 2.9%
Cheung Kong Holdings Ltd.	55,000	474,049

Wireless Telecommunication Services 2.5%
China Mobile Ltd.	48,500	422,490

		896,539

ISRAEL 2.5%
Pharmaceuticals 2.5%
Teva Pharmaceutical Industries Ltd. ADR	9,100	409,955

JAPAN 12.3%(a)
Automobiles 4.0%
Toyota Motor Corp.	21,300	676,673

Capital Markets 1.9%
Nomura Holdings, Inc.	61,900	314,067

Office Electronics 1.2%
Canon, Inc.	6,700	195,347

Real Estate Management & Development 1.7%
Mitsubishi Estate Co. Ltd.	25,000	283,651

Software 3.5%
Nintendo Co. Ltd.	2,000	585,152

		2,054,890

SWITZERLAND 7.9%(a)
Electrical Equipment 3.9%
ABB Ltd.	47,500	662,704

Food Products 4.0%
Nestle SA	19,800	669,165

		1,331,869

UNITED KINGDOM 17.2%(a)
Commercial Banks 1.9%
HSBC Holdings PLC	57,500	320,079

Food Products 2.8%
Unilever PLC	25,200	476,442

Metals & Mining 1.2%
Xstrata PLC	29,900	200,533

Oil, Gas & Consumable Fuels 7.5%
BG Group PLC	39,900	601,763
Royal Dutch Shell PLC, B Shares	29,900	650,356

		1,252,119

Pharmaceuticals 3.8%
GlaxoSmithKline PLC	41,300	643,122

		2,892,295

UNITED STATES 43.9%
Biotechnology 2.0%
Gilead Sciences, Inc.*	7,380	341,842

Chemicals 4.2%
Monsanto Co.	8,490	705,519

Computers & Peripherals 4.4%
Apple, Inc.*	7,050	741,096

Diversified Financial Services 1.9%
JPMorgan Chase & Co.	12,306	327,093

Diversified Telecommunication Services 4.2%
AT&T, Inc.	27,700	698,040

Food & Staples Retailing 3.6%
Wal-Mart Stores, Inc.	11,520	600,192

Hotels, Restaurants & Leisure 4.3%
McDonald’s Corp.	13,100	714,867

Household Products 2.3%
Procter & Gamble Co. (The)	8,200	386,138

Insurance 3.1%
Berkshire Hathaway, Inc., Class A*	6	520,200

Oil, Gas & Consumable Fuels 2.2%
ConocoPhillips	9,548	373,900

Pharmaceuticals 2.0%
Pfizer, Inc.	24,100	328,242

Software 6.0%
Microsoft Corp.	24,500	450,065
Oracle Corp.	31,200	563,784

		1,013,849

Textiles, Apparel & Luxury Goods 3.7%
Polo Ralph Lauren Corp.	14,800	625,300

		7,376,278

Total Common Stocks (cost $19,118,840)		16,677,686

	Principal	Market
	Amount	Value
Repurchase Agreements 1.0%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $80,039, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $81,639	$80,039	80,039
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $93,234, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $95,098	93,233	93,233

Total Repurchase Agreements (cost $173,272)		173,272

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund

	Principal	Market
	Amount	Value
Total Investments (cost $19,292,112) (b) — 100.3%		16,850,958

Liabilities in excess of other assets — (0.3)%		(55,829)

NET ASSETS — 100.0%		$16,795,129

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $20,201,282 tax unrealized appreciation and depreciation were $248,031 and $(3,598,355) respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

IL	Israel

Ltd	Limited

OYJ	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
JPMorgan NVIT Balanced Fund

		Market
	Shares	Value
Common Stocks 52.9%
BERMUDA 0.9%
Electronic Equipment & Instruments 0.1%
Tyco Electronics Ltd.	8,400	$92,736

Information Technology Services 0.3%
Accenture Ltd., Class A	10,500	288,645

Insurance 0.4%
Arch Capital Group Ltd.*	100	5,386
Axis Capital Holdings Ltd.	4,700	105,938
PartnerRe Ltd.	100	6,207
RenaissanceRe Holdings Ltd.	4,000	197,760

		315,291

Machinery 0.1%
Ingersoll-Rand Co. Ltd., Class A	5,900	81,420

Semiconductors & Semiconductor Equipment 0.0%
Marvell Technology Group Ltd.*	1,700	15,572

		793,664

BRITISH VIRGIN ISLANDS 0.0%
Air Freight & Logistics 0.0%
UTi Worldwide, Inc.	2,900	34,655

CANADA 0.0%
Communications Equipment 0.0%
Nortel Networks Corp.*	62	14

CHINA 0.0%
Internet Software & Services 0.0%
Sohu.com, Inc.*	850	35,113

IRELAND 0.2%
Health Care Equipment & Supplies 0.2%
Covidien Ltd.	5,400	179,496

		179,496

PANAMA 0.0%
Airline 0.0%
Copa Holdings SA Class A	1,590	45,585

SWITZERLAND 0.3%
Energy Equipment & Services 0.1%
Noble Corp.	2,200	52,998
Transocean Ltd.*(a)	1,100	64,724

		117,722

Industrial Conglomerate 0.0%
Tyco International Ltd.	100	1,956

Insurance 0.2%
ACE Ltd.	3,370	136,148

		255,826

UNITED STATES 51.5%
Aerospace & Defense 1.5%
Boeing Co.	6,400	227,712
Goodrich Corp.	6,300	238,707
Honeywell International, Inc.	2,100	58,506
L-3 Communications Holdings, Inc.	1,050	71,190
Lockheed Martin Corp.	1,505	103,890
Northrop Grumman Corp.	6,900	301,116
Raytheon Co.	450	17,523
United Technologies Corp.	9,100	391,118

		1,409,762

Air Freight & Logistics 0.1%
CH Robinson Worldwide, Inc.	700	31,927
United Parcel Service, Inc., Class B	600	29,532

		61,459

Auto Components 0.2%
Johnson Controls, Inc.	15,300	183,600

Beverages 1.3%
Coca-Cola Co. (The)	16,500	725,175
Coca-Cola Enterprises, Inc.	2,400	31,656
Constellation Brands, Inc., Class A*	3,300	39,270
PepsiCo, Inc.	7,500	386,100

		1,182,201

Biotechnology 1.1%
Alexion Pharmaceuticals, Inc.*	1,600	60,256
Amgen, Inc.*	6,550	324,356
Biogen Idec, Inc.*	500	26,210
Celgene Corp.*	5,900	261,960
Gilead Sciences, Inc.*	8,400	389,088

		1,061,870

Capital Markets 2.2%
Apollo Investment Corp.	2,600	9,048
Bank of New York Mellon Corp. (The)	13,800	389,850
Goldman Sachs Group, Inc. (The)	6,260	663,685
Janus Capital Group, Inc.	8,500	56,525
Knight Capital Group, Inc., Class A*	1,600	23,584
Morgan Stanley	14,790	336,768
Northern Trust Corp.	1,550	92,721
State Street Corp.	11,050	340,119
TD Ameritrade Holding Corp.*	9,950	137,410

		2,049,710

Chemicals 1.2%
Air Products & Chemicals, Inc.	3,300	185,625
Airgas, Inc.	900	30,429
Dow Chemical Co. (The)	22,200	187,146
E.I. Du Pont de Nemours & Co.	9,200	205,436
FMC Corp.	900	38,826
Monsanto Co.	1,800	149,580
Mosaic Co. (The)	750	31,485
PPG Industries, Inc.	1,800	66,420
Praxair, Inc.	2,400	161,496
Rohm & Haas Co.	300	23,652
Terra Industries, Inc.	550	15,449
Valspar Corp.	2,400	47,928

		1,143,472

Commercial Banks 1.2%
BB&T Corp.	6,150	104,058
Comerica, Inc.	500	9,155
Fifth Third Bancorp	3,300	9,636
KeyCorp	6,900	54,303
M&T Bank Corp.	300	13,572
PNC Financial Services Group, Inc.	2,245	65,756
Regions Financial Corp.	300	1,278
TCF Financial Corp.	100	1,176
U.S. Bancorp	21,025	307,175
Wells Fargo & Co.	36,950	526,168
Zions Bancorporation	2,200	21,626

		1,113,903

Commercial Services & Supplies 0.1%
Pitney Bowes, Inc.	1,850	43,198
Waste Management, Inc.	1,100	28,160

		71,358

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
JPMorgan NVIT Balanced Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Communications Equipment 1.5%
Cisco Systems, Inc.*	35,100	$588,627
CommScope, Inc.	1,150	13,064
Corning, Inc.	16,500	218,955
Harris Corp.	1,000	28,940
Juniper Networks, Inc.*	5,500	82,830
QUALCOMM, Inc.	12,150	472,756

		1,405,172

Computers & Peripherals 3.2%
Apple, Inc.*	4,300	452,016
EMC Corp.*	17,200	196,080
Hewlett-Packard Co.	25,925	831,155
International Business Machines Corp.	11,690	1,132,644
Lexmark International, Inc., Class A*	1,450	24,462
NetApp, Inc.*	6,400	94,976
SanDisk Corp.*	15,700	198,605
Seagate Technology* (f)	2,700	0
Western Digital Corp.*	5,450	105,403

		3,035,341

Construction & Engineering 0.2%
EMCOR Group, Inc.*	1,850	31,765
Fluor Corp.	400	13,820
Jacobs Engineering Group, Inc.*	200	7,732
Shaw Group, Inc. (The)	1,850	50,708
URS Corp.	1,100	44,451

		148,476

Consumer Finance 0.1%
American Express Co.	5,500	74,965
Capital One Financial Corp.	1,400	17,136
SLM Corp.*	3,200	15,840

		107,941

Containers & Packaging 0.1%
Crown Holdings, Inc.*	1,950	44,324
Rock-Tenn Co., Class A	1,800	48,690
Silgan Holdings, Inc.	700	36,778

		129,792

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A*	1,300	101,829
ITT Educational Services, Inc.	800	97,136

		198,965

Diversified Financial Services 0.6%
Bank of America Corp.	59,687	407,065
CIT Group, Inc.	8,000	22,800
Citigroup, Inc.	42,600	107,778
IntercontinentalExchange, Inc.*	100	7,447
NYSE Euronext	400	7,160

		552,250

Diversified Telecommunication Services 2.1%
AT&T, Inc.	28,800	725,760
CenturyTel, Inc.	2,380	66,926
Embarq Corp.	1,247	47,199
Verizon Communications, Inc.	35,750	1,079,650
Windstream Corp.	4,850	39,091

		1,958,626

Electric Utilities 0.9%
American Electric Power Co., Inc.	11,350	286,701
Edison International	1,900	54,739
Exelon Corp.	4,400	199,716
FirstEnergy Corp.	1,400	54,040
FPL Group, Inc.	2,000	101,460
NV Energy, Inc.	11,900	111,741
Pinnacle West Capital Corp.	1,100	29,216
PPL Corp.	100	2,871

		840,484

Electrical Equipment 0.1%
Acuity Brands, Inc.	1,200	27,048
Emerson Electric Co.	1,700	48,586
Hubbell, Inc., Class B	400	10,784
Rockwell Automation, Inc.	2,100	45,864

		132,282

Electronic Equipment & Instruments 0.0%
Ingram Micro, Inc., Class A	1,550	19,592

Energy Equipment & Services 1.2%
Baker Hughes, Inc.	1,600	45,680
Cameron International Corp.*	1,200	26,316
Diamond Offshore Drilling, Inc.	800	50,288
ENSCO International, Inc.	500	13,200
Halliburton Co.	16,100	249,067
National Oilwell Varco, Inc.*	4,600	132,066
Schlumberger Ltd.	8,300	337,146
Smith International, Inc.	8,000	171,840
Weatherford International Ltd.*	4,800	53,136

		1,078,739

Food & Staples Retailing 2.0%
BJ’s Wholesale Club, Inc.*	1,049	33,558
CVS Caremark Corp.	14,500	398,605
Kroger Co. (The)	2,150	45,623
Safeway, Inc.	15,400	310,926
SYSCO Corp.	8,900	202,920
Wal-Mart Stores, Inc.	16,600	864,860
Walgreen Co.	200	5,192

		1,861,684

Food Products 1.2%
Archer-Daniels-Midland Co.	6,700	186,126
Dean Foods Co.*	2,500	45,200
General Mills, Inc.	8,450	421,486
H.J. Heinz Co.	3,700	122,322
Kraft Foods, Inc., Class A	15,400	343,266

		1,118,400

Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	7,250	371,345
Medtronic, Inc.	3,900	114,933
Zimmer Holdings, Inc.*	2,800	102,200

		588,478

Health Care Providers & Services 1.2%
Aetna, Inc.	12,240	297,799
Cardinal Health, Inc.	3,100	97,588
CIGNA Corp.	6,900	121,371
Humana, Inc.*	600	15,648
LifePoint Hospitals, Inc.	2,100	43,806
McKesson Corp.	6,800	238,272
Omnicare, Inc.	2,350	57,552
UnitedHealth Group, Inc.	200	4,186
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
JPMorgan NVIT Balanced Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Health Care Providers & Services (continued)
WellPoint, Inc.*	5,700	$216,429

		1,092,651

Health Care Technology 0.0%
IMS Health, Inc.	2,450	30,552

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	800	17,280
Darden Restaurants, Inc.	3,300	113,058
International Game Technology	10,700	98,654
McDonald’s Corp.	8,170	445,837
Royal Caribbean Cruises Ltd.	9,200	73,692

		748,521

Household Durables 0.3%
Centex Corp.	2,600	19,500
D.R. Horton, Inc.	13,200	128,040
Jarden Corp.*	1,450	18,372
KB Home	5,700	75,126

		241,038

Household Products 1.4%
Church & Dwight Co., Inc.	700	36,561
Kimberly-Clark Corp.	2,000	92,220
Procter & Gamble Co. (The)	24,150	1,137,223

		1,266,004

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc., Class A*	1,632	2,301
Mirant Corp.*	4,150	47,310

		49,611

Industrial Conglomerates 0.7%
3M Co.	3,200	159,104
General Electric Co.	52,150	527,236
Textron, Inc.	1,000	5,740

		692,080

Information Technology Services 0.5%
Affiliated Computer Services, Inc., Class A*	600	28,734
Alliance Data Systems Corp.*	1,450	53,577
Broadridge Financial Solutions, Inc.	2,700	50,247
Fiserv, Inc.*	100	3,646
MasterCard, Inc., Class A	700	117,236
Paychex, Inc.	8,000	205,360
Western Union Co. (The)	1,900	23,883

		482,683

Insurance 0.7%
Aflac, Inc.	2,400	46,464
Allstate Corp. (The)	2,900	55,535
Aon Corp.	400	16,328
Chubb Corp.	1,630	68,981
MetLife, Inc.	5,600	127,512
Prudential Financial, Inc.	4,850	92,247
Travelers Cos., Inc. (The)	5,637	229,088

		636,155

Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	2,700	198,288
Expedia, Inc.*	4,000	36,320

		234,608

Internet Software & Services 0.6%
Google, Inc., Class A*	1,600	556,896
Yahoo!, Inc.*	3,400	43,554

		600,450

Leisure Equipment & Products 0.0%
Hasbro, Inc.	1,400	35,098

Life Sciences Tools & Services 0.0%
Thermo Fisher Scientific, Inc.*	1,000	35,670

Machinery 1.2%
Caterpillar, Inc.	7,200	201,312
Cummins, Inc.	200	5,090
Danaher Corp.	4,000	216,880
Deere & Co.	6,700	220,229
Flowserve Corp.	1,100	61,732
Gardner Denver, Inc.	2,450	53,263
Navistar International Corp.*	1,200	40,152
PACCAR, Inc.	10,700	275,632
Parker Hannifin Corp.	400	13,592
Wabtec Corp.	1,100	29,018

		1,116,900

Media 1.0%
DISH Network Corp., Class A*	4,100	45,551
News Corp., Class A	9,600	63,552
Omnicom Group, Inc.	960	22,464
Time Warner Cable, Inc.	4,179	103,647
Time Warner, Inc.	16,650	321,345
Walt Disney Co. (The)	23,310	423,309

		979,868

Metals & Mining 0.4%
Alcoa, Inc.	100	734
Compass Minerals International, Inc.	900	50,733
Freeport-McMoRan Copper & Gold, Inc.	6,100	232,471
Newmont Mining Corp.	1,900	85,044

		368,982

Multi-Utility 1.3%
CMS Energy Corp.	13,600	161,024
Consolidated Edison, Inc.	10,050	398,080
Dominion Resources, Inc.	4,850	150,302
PG&E Corp.	7,900	301,938
Public Service Enterprise Group, Inc.	7,900	232,813

		1,244,157

Multiline Retail 0.4%
Big Lots, Inc.*	1,650	34,287
Dollar Tree, Inc.	700	31,185
Family Dollar Stores, Inc.	3,900	130,143
Kohl’s Corp.*	1,200	50,784
Macy’s, Inc.	10,650	94,785
Target Corp.	900	30,951

		372,135

Oil, Gas & Consumable Fuels 5.6%
Alpha Natural Resources, Inc.*	1,900	33,725
Apache Corp.	5,700	365,313
Chesapeake Energy Corp.	6,400	109,184
Chevron Corp.	16,580	1,114,839
Concho Resources, Inc.*	1,950	49,901
ConocoPhillips	10,600	415,096
Devon Energy Corp.	5,400	241,326
Exxon Mobil Corp.	28,480	1,939,488
Hess Corp.	3,000	162,600
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
JPMorgan NVIT Balanced Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	5,500	$144,595
Occidental Petroleum Corp.	8,000	445,200
Range Resources Corp.	100	4,116
Southwestern Energy Co.*	2,500	74,225
Valero Energy Corp.	1,800	32,220
XTO Energy, Inc.	2,600	79,612

		5,211,440

Paper & Forest Products 0.0%
Weyerhaeuser Co.	100	2,757

Personal Products 0.2%
Avon Products, Inc.	4,600	88,458
Estee Lauder Cos., Inc. (The), Class A	3,300	81,345

		169,803

Pharmaceuticals 4.8%
Abbott Laboratories	17,900	853,830
Allergan, Inc.	3,000	143,280
Bristol-Myers Squibb Co.	12,600	276,192
Eli Lilly & Co.	8,700	290,667
Johnson & Johnson	10,050	528,630
Merck & Co., Inc.	26,900	719,575
Pfizer, Inc.	64,590	879,716
Schering-Plough Corp.	14,900	350,895
Watson Pharmaceuticals, Inc.*	1,900	59,109
Wyeth	8,250	355,080

		4,456,974

Professional Services 0.1%
Watson Wyatt Worldwide, Inc., Class A	1,100	54,307

Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, Inc.	1,000	36,400
AMB Property Corp.	1,350	19,440
Brandywine Realty Trust	2,000	5,700
Camden Property Trust	1,300	28,054
Digital Realty Trust, Inc.	1,900	63,042
Duke Realty Corp.	1,900	10,450
Kimco Realty Corp.	1,500	11,430
ProLogis	2,200	14,300
Realty Income Corp.	3,950	74,339
Senior Housing Properties Trust	4,050	56,781
Simon Property Group, Inc.	2,323	80,469
Ventas, Inc.	3,500	79,135

		479,540

Road & Rail 0.8%
CSX Corp.	11,150	288,228
Norfolk Southern Corp.	12,950	437,062
Union Pacific Corp.	1,600	65,776

		791,066

Semiconductors & Semiconductor Equipment 1.1%
Applied Materials, Inc.	8,000	86,000
Broadcom Corp., Class A*	7,800	155,844
Intel Corp.	6,850	103,093
KLA-Tencor Corp.	4,800	96,000
Lam Research Corp.	8,350	190,129
LSI Corp.*	35,250	107,160
Novellus Systems, Inc.*	3,800	63,194
ON Semiconductor Corp.*	4,150	16,185
Xilinx, Inc.	11,950	228,962

		1,046,567

Software 2.0%
Adobe Systems, Inc.*	4,500	96,255
BMC Software, Inc.*	1,540	50,820
CA, Inc.	7,200	126,792
Macrovision Solutions Corp.*	56	996
Microsoft Corp.	52,700	968,099
Oracle Corp.	21,235	383,717
Sybase, Inc.*	1,646	49,857
Symantec Corp.*	13,100	195,714

		1,872,250

Specialty Retail 0.9%
Advance Auto Parts, Inc.	6,750	277,290
Best Buy Co., Inc.	2,300	87,308
CarMax, Inc.	3,500	43,540
Home Depot, Inc.	4,800	113,088
Lowe’s Cos., Inc.	2,100	38,325
Rent-A-Center, Inc.*	2,500	48,425
Ross Stores, Inc.	1,500	53,820
Staples, Inc.	8,200	148,502

		810,298

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.*	2,100	35,070
Nike, Inc., Class B	2,400	112,536
Polo Ralph Lauren Corp.	1,800	76,050
VF Corp.	3,800	217,018

		440,674

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	2,000	23,380
New York Community Bancorp, Inc.	2,500	27,925

		51,305

Tobacco 0.8%
Altria Group, Inc.	32,970	528,180
Lorillard, Inc.	2,500	154,350
Philip Morris International, Inc.	2,200	78,276
Reynolds American, Inc.	630	22,579

		783,385

Trading Companies & Distributors 0.1%
Fastenal Co.	200	6,431
GATX Corp.	800	16,184
WESCO International, Inc.*	1,900	34,428

		57,043

Wireless Telecommunication Services 0.2%
American Tower Corp., Class A*	400	12,172
Crown Castle International Corp.*	600	12,246
Sprint Nextel Corp.*	54,800	195,636

		220,054

		48,128,183

Total Common Stocks (cost $62,339,656)		49,472,536

	Principal	Market
	Amount	Value
Corporate Bonds 0.2%
Capital Markets 0.0%(a)
Lehman Brothers Holdings Capital Trust VII, 5.86%, 11/29/49(b)	$175,000	17

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
JPMorgan NVIT Balanced Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Commercial Banks 0.2%(b)
Bank of Scotland PLC, 5.25%, 02/21/17	$275,000	$218,710

Commercial Services & Supplies 0.0%
ACCO Brands Corp., 7.63%, 08/15/15	35,000	7,000

Industrial 0.0%
Allied Waste North America, Inc., 7.38%, 04/15/14	10,000	9,475

Technology 0.0%
Sensata Technologies BV, 8.00%, 05/01/14	30,000	9,000

Total Corporate Bonds (cost $516,151)		244,202

Asset-Backed Securities 0.6%
Ford Credit Auto Owner Trust, Series 06-B, Class A3, 5.26%, 10/15/10	291,838	293,021
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	265,149
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 0.78%, 06/25/33(c)	27,713	9,905

Total Asset-Backed Securities (cost $582,387)		568,075

Collateralized Mortgage Obligations 2.5%
Fannie Mae REMICS
6.50%, 09/25/33	234,200	239,207
6.50%, 10/25/33	195,816	199,814
6.50%, 10/25/33	195,816	199,814
6.50%, 12/25/33	199,775	204,063
6.50%, 12/25/33	185,598	189,907
6.50%, 01/25/34	184,294	188,284
Freddie Mac REMICS
5.00%, 11/15/28	329,994	341,921
6.50%, 05/15/35	176,117	186,718
5.50%, 07/15/37	600,000	613,935

Total Collateralized Mortgage Obligations (cost $2,273,230)		2,363,663

Commercial Mortgage Backed Securities 2.4%
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	292,717
CS First Boston Mortgage Securities Corp.
Series 01-CK1, Class A3, 6.38%, 12/18/35	236,671	238,293
Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	437,151
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A3, 4.34%, 06/10/36	234,200	233,657
Series 05-GG3, Class A4, 4.80%, 08/10/42	285,000	211,831
LB-UBS Commercial Mortgage Trust, Series 05-C1, Class A4, 4.74%, 02/15/30	485,000	384,347
Morgan Stanley Capital I
Series 04-HQ3, Class A2, 4.05%, 01/13/41	226,621	222,414
Series 05, Class IQ9, 4.70%, 07/15/56	265,000	200,025

Total Commercial Mortgage Backed Securities (cost $2,633,987)		2,220,435

Sovereign Bonds 0.4%
BRAZIL 0.2%
Brazilian Government International Bond	154,000	168,014

UKRAINE 0.2%
Ukraine Government International Bond
6.88%, 03/04/11	170,000	87,550
6.58%, 11/21/16	210,000	91,684

		179,234

Total Sovereign Bonds (cost $557,238)		347,248

U.S. Government Mortgage Backed Agencies 10.1%
Fannie Mae Pool
Pool #928959, 5.50%, 12/01/22	59,865	62,485
Pool #960441, 5.50%, 12/01/22	78,449	81,883
Pool #981359, 4.50%, 04/01/23	89,857	92,625
Pool #962871, 4.50%, 05/01/23	173,321	178,660
Pool #257315, 5.50%, 08/01/23	73,589	76,809
Pool #976244, 5.50%, 08/01/23	87,854	91,699
Pool #787555, 6.50%, 02/01/35	256,552	270,820
Pool #888016, 5.50%, 05/01/36	711,303	739,811
Pool #747271, 6.50%, 08/01/36	37,517	39,568
Pool #908854, 6.50%, 12/01/36	39,838	42,016
Pool #906474, 6.00%, 01/01/37	1,518,975	1,588,115
Pool #888890, 6.50%, 10/01/37	31,132	32,834
Pool #889072, 6.50%, 12/01/37	592,932	625,319
Federal Home Loan Mortgage Corp.
5.13%, 10/18/16	205,000	228,027
4.88%, 06/13/18	15,000	16,634
Federal National Mortgage Association
6.25%, 02/01/11	790,000	834,493
4.63%, 05/01/13	640,000	654,298
4.88%, 12/15/16	240,000	265,344
Freddie Mac
Pool #A29796, 6.00%, 02/01/35	131,069	137,239
Pool #1B3166, 5.85%, 11/01/36	473,860	490,867
Pool #G03069, 5.50%, 12/01/36	1,959,025	2,035,033
Pool #1G1999, 5.42%, 06/01/37	27,413	28,369
Pool #1J1749, 5.52%, 06/01/37(c)	277,179	287,652
Pool #1J0453, 5.57%, 06/01/37(c)	32,774	34,042
Pool #1G2061, 5.45%, 07/01/37	50,176	52,011
Pool #G03269, 5.50%, 10/01/37	362,295	376,332
Pool #G04222, 5.50%, 04/01/38	44,009	45,714

Total U.S. Government Mortgage Backed Agencies (cost $9,078,881)		9,408,699

U.S. Government Sponsored & Agency Obligations 23.2%
Fannie Mae Discount Notes, 0.16%, 04/27/09(d)	2,000,000	1,999,928
Federal Home Loan Banks(d)
0.28%, 04/01/09	7,000,000	7,000,000
0.15%, 04/28/09	400,000	399,985
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
JPMorgan NVIT Balanced Fund

	Principal	Market
	Amount	Value
U.S. Government Sponsored & Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
0.12%, 04/20/09(d)	$1,000,000	$999,974
2.50%, 01/07/14	65,000	65,046
5.00%, 07/15/14	55,000	61,681
6.75%, 03/15/31	105,000	140,055
Federal National Mortgage Association
2.75%, 03/13/14	1,540,000	1,558,383
6.63%, 11/15/30	30,000	39,368
Freddie Mac(d)
0.15%, 04/28/09	1,200,000	1,199,952
0.10%, 05/04/09	3,500,000	3,499,454
U.S. Treasury Notes
3.25%, 12/31/09	200,000	204,000
2.13%, 01/31/10	1,575,000	1,595,242
1.50%, 12/31/13	185,000	184,537
2.75%, 02/15/19	50,000	50,274
United States Treasury Bond, 4.38%, 02/15/38	115,000	130,633
United States Treasury Inflation Indexed Bonds, 1.38%, 07/15/18	130,000	126,255
United States Treasury Note
4.88%, 06/30/09	65,000	65,744
0.88%, 01/31/11	360,000	360,788
2.00%, 11/30/13	25,000	25,516
1.75%, 01/31/14	150,000	151,020
3.50%, 02/15/18	25,000	26,828
3.75%, 11/15/18	1,365,000	1,487,959
8.88%, 02/15/19	200,000	301,750

Total U.S. Government Sponsored & Agency Obligations (cost $21,560,289)		21,674,372

		Market
	Shares	Value
Mutual Funds 7.6%
Money Market Fund 7.6%
AIM Liquid Assets Portfolio	7,113,044	7,113,044

		7,113,044

Total Investments (cost $106,654,863) (e) — 99.9%		93,412,274

Other assets in excess of liabilities — 0.1%		96,761

NET ASSETS — 100.0%		$93,509,035

*	Denotes a non-income producing security.

(a)	Security in default.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $218,710 which represents 0.23% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(d)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(e)	At March 31, 2009, the tax basis cost of the fund’s investments was $109,893,443, tax unrealized appreciation and depreciation were $1,508,835 and $(17,990,004) respectively.

(f)	Fair Valued Security.

LLC	Limited Liability Co.

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Co.

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company
At March 31, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

173	S&P 500 E-mini	06/30/09	$6,875,020	$669,069
14	U.S. TREASURY 5YR NOTE	07/01/09	1,662,719	30,867
22	U.S. TREASURY 2-YEAR NOTE	06/30/09	4,793,594	16,829
28	U.S. TREASURY 10-YEAR NOTE	06/19/09	3,474,188	67,281
20	U.S. LONG BOND	06/19/09	2,594,063	49,233

			$19,399,584	$833,279

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value
Asset-Backed Security 0.1%(a)
Student Loan ABS 0.1%
SLM Student Loan Trust, Series 2008-6, Class A1, 1.56%, 10/27/14	$97,515	$96,628

Total Asset-Backed Securities (cost $97,515)		96,628

Commercial Mortgage Backed Securities 9.6%
Banks 5.0%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4, 5.36%, 10/10/45	535,000	379,743
Series 2007-3, Class A4, 5.66%, 06/10/49(a)	295,000	199,952
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44(a)	750,000	475,509
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A3, 4.96%, 08/15/42(a)	1,000,000	765,586
Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	465,000	397,547
Series 2006-CB14, Class ASB, 5.51%, 12/12/44	775,000	678,231
Series 2006-LDP7, Class A4, 5.88%, 04/15/45(a)	180,000	135,793
Series 2006-LDP9, Class A1S, 5.28%, 05/15/47(a)	136,910	121,344
Series 2007-CB18, Class A4, 5.44%, 06/12/47	1,100,000	709,940
Series 2007-CB19, Class A2, 5.75%, 02/12/49(a)	225,000	184,989
Series 2007-LD11, Class A4, 5.82%, 06/15/49(a)	805,000	553,647
Series 2007-CB20, Class A4, 5.79%, 02/12/51	200,000	132,205
Series 2008-C2, Class ASB, 6.13%, 02/12/51(a)	205,000	163,699
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	200,000	141,402
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class A4, 5.51%, 04/15/47	100,000	62,742
Series 2007-C33, Class A2, 5.86%, 02/15/51(a)	250,000	213,774

		5,316,103

Diversified Financial Services 4.6%
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.02%, 09/10/17(a)	700,000	409,821
Credit Suisse Mortgage Capital Certificates(a)
Series 2007-C4, Class A4, 5.81%, 09/15/39	1,210,000	767,898
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	135,807
Series 2007-C2, Class A2, 5.45%, 01/15/49	350,000	272,142
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A3, 5.12%, 08/15/38(a)	200,000	168,155
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	175,000	125,884
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A3, 4.61%, 07/10/39	1,000,000	761,844
Series 2007-GG10, Class A4, 5.80%, 08/10/45(a)	2,200,000	1,501,374
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5, Class A4, 5.38%, 08/12/48	600,000	376,634
Series 2007-8, Class A3, 5.96%, 08/12/49(a)	250,000	164,384
Morgan Stanley Capital I, Series 2007-HQ12, Class A4, 5.63%, 04/12/49(a)	335,000	233,038

		4,916,981

Total Commercial Mortgage Backed Securities (cost $11,489,519)		10,233,084

Corporate Bonds 36.3%
Airlines 1.9%
Continental Airlines, Inc., 5.98%, 04/19/22	800,000	592,000
Delta Air Lines, Inc.
7.57%, 11/18/10	940,000	850,700
6.82%, 08/10/22(b)	272,268	187,185
UAL Pass Through Trust Series 2007-1, 6.64%, 07/02/22(b)	674,997	445,498

		2,075,383

Banks 3.8%
Citigroup, Inc.
5.50%, 04/11/13	875,000	768,751
5.00%, 09/15/14	1,130,000	749,078
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	1,930,000	1,305,338
Morgan Stanley, 6.63%, 04/01/18	1,275,000	1,215,721

		4,038,888

Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19(b)	840,000	837,565
PepsiAmericas, Inc., 4.38%, 02/15/14	405,000	404,955

		1,242,520

Commerical Services 0.8%(b)
ERAC USA Finance Co., 7.00%, 10/15/37(b)	1,535,000	893,465

Diversified Financial Services 9.1%
American Express Credit Corp., 5.88%, 05/02/13	815,000	715,552
CDX North America High Yield(b)
8.75%, 12/29/12(b)	705,000	571,050
8.88%, 06/29/13(b)	6,600,000	5,247,000
General Electric Capital Corp.
5.88%, 01/14/38	1,505,000	1,075,001
Series A, 6.88%, 01/10/39	430,000	350,704
HKCG Finance Ltd., 6.25%, 08/07/18(b)	100,000	106,195
International Lease Finance Corp., Series R, 5.65%, 06/01/14	595,000	310,024
Isa Capital Do Brasil SA, 8.80%, 01/30/17	100,000	89,500
JPMorgan Chase Capital XV, 5.88%, 03/15/35	300,000	175,927
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	505,000	413,979
6.88%, 04/25/18	800,000	625,674
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
6.11%, 01/29/37	$200,000	$99,402

		9,780,008

Electric 0.5%
Duke Energy Corp., 6.30%, 02/01/14	320,000	327,593
FirstEnergy Corp., 6.45%, 11/15/11	225,000	225,204

		552,797

Food 0.3%
Kraft Foods, Inc., 6.75%, 02/19/14	310,000	335,151

Healthcare-Services 0.6%
Pfizer, Inc., 7.20%, 03/15/39	585,000	627,362

Media 5.3%
British Sky Broadcasting Group PLC, 9.50%, 11/15/18(b)	415,000	450,748
Comcast Corp., 6.30%, 11/15/17	505,000	491,377
Cox Communications, Inc.(b)
9.38%, 01/15/19	810,000	867,791
8.38%, 03/01/39	430,000	403,447
News America, Inc., 6.90%, 03/01/19(b)	810,000	755,796
Time Warner Cable, Inc.
5.40%, 07/02/12	1,025,000	990,095
6.75%, 07/01/18	1,010,000	948,091
8.25%, 04/01/19	715,000	734,750

		5,642,095

Medical Labs & Testing 0.8%(b)
Roche Holdings, Inc., 6.00%, 03/01/19	830,000	854,287

Mining 0.8%
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	675,000	590,733
7.13%, 07/15/28	365,000	299,670

		890,403

Miscellaneous Manufacturing 0.5%
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 08/15/13	495,000	481,474

Office/Business Equipment 0.5%
Xerox Corp., 5.50%, 05/15/12	635,000	549,954

Oil & Gas 3.2%
Anadarko Petroleum Corp., 5.95%, 09/15/16	515,000	443,559
ConocoPhillips, 5.75%, 02/01/19	635,000	639,209
Devon Energy Corp., 5.63%, 01/15/14	500,000	507,156
Gazprom International SA, 7.20%, 02/01/20	56,329	49,429
Hess Corp., 8.13%, 02/15/19	880,000	907,166
Marathon Oil Corp., 7.50%, 02/15/19	305,000	307,284
Valero Energy Corp., 9.38%, 03/15/19	515,000	531,671

		3,385,474

Pipelines 1.6%
DCP Midstream LLC(b)
9.75%, 03/15/19	445,000	441,175
6.75%, 09/15/37	110,000	74,112
Enterprise Products Operating LLC, Series B, 5.60%, 10/15/14	850,000	785,969
NGPL PipeCo LLC, 6.51%, 12/15/12(b)	335,000	320,013
TEPPCO Partners LP, 7.55%, 04/15/38	160,000	124,064

		1,745,333

Real Estate Investment Trusts 0.2%
Simon Property Group LP, 10.35%, 04/01/19	265,000	257,548

Retail 0.9%
CVS Caremark Corp., 6.60%, 03/15/19	950,000	957,518

Telecommunications 2.6%
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	810,000	865,489
Qwest Corp., 8.88%, 03/15/12	480,000	474,000
Verizon Communications, Inc., 6.35%, 04/01/19	490,000	484,091
Verizon Wireless Capital LLC(b)
5.55%, 02/01/14	480,000	480,401
8.50%, 11/15/18	395,000	451,217

		2,755,198

Tobacco 1.6%
Altria Group, Inc.
9.70%, 11/10/18	315,000	342,878
9.95%, 11/10/38	605,000	603,734
10.20%, 02/06/39	730,000	745,722

		1,692,334

Transportation 0.1%
TGI International Ltd., 9.50%, 10/03/17	100,000	86,000

Total Corporate Bonds (cost $40,076,591)		38,843,192

U.S. Government Mortgage Backed Agencies 36.9%
Fannie Mae Pool
Pool #969941, 5.00%, 03/01/23	196,218	203,735
Pool #982885, 5.00%, 05/01/23	86,270	89,575
Pool #975884, 5.00%, 06/01/23	91,375	94,875
Pool #987214, 5.00%, 07/01/23	56,232	58,386
Pool #987456, 5.00%, 08/01/23	153,236	159,106
Pool #976243, 5.00%, 08/01/23	159,964	166,091
Pool #965102, 5.00%, 09/01/23	53,673	55,729
Pool #988300, 5.00%, 09/01/23	441,617	458,534
Pool #992021, 5.00%, 10/01/23	204,559	212,396
Pool #735578, 5.00%, 06/01/35	384,953	398,096
Pool #834657, 5.50%, 08/01/35	27,731	28,842
Pool #835482, 5.50%, 10/01/35	199,156	207,137
Pool #745826, 6.00%, 07/01/36	166,866	174,592
Pool #899215, 6.00%, 10/01/36	293,001	306,567
Pool #831922, 5.50%, 11/01/36	176,526	183,435
Pool #888222, 6.00%, 02/01/37	339,122	354,823
Pool #913304, 5.50%, 04/01/37	385,257	400,456
Pool #899528, 5.50%, 05/01/37	1,120,850	1,164,483
Pool #917141, 5.50%, 06/01/37	189,176	196,580
Pool #938175, 5.50%, 07/01/37	181,153	188,205
Pool #899598, 6.00%, 07/01/37	137,784	144,069
Pool #956411, 6.00%, 11/01/37	440,093	460,169
Pool #967276, 5.00%, 12/01/37	285,129	294,535
Pool #929018, 6.00%, 12/01/37	1,025,227	1,071,996
Pool #966419, 6.00%, 12/01/37	581,051	607,557
Pool #965719, 6.00%, 01/01/38	433,441	453,214
Pool #972701, 5.50%, 02/01/38	182,188	189,280
Pool #933409, 5.00%, 03/01/38	783,927	809,789
Pool #974674, 5.50%, 03/01/38	279,439	290,317
Pool #970185, 5.00%, 04/01/38	390,797	403,690
Pool #982126, 5.00%, 05/01/38	376,106	388,535
Pool #929515, 5.00%, 05/01/38	164,613	170,043
Pool #962874, 5.00%, 05/01/38	142,235	146,913
Pool #995048, 5.50%, 05/01/38	1,604,395	1,667,191
Pool #933927, 5.50%, 06/01/38	390,352	405,547
Pool #983821, 5.50%, 06/01/38	288,502	299,733
Pool #934108, 5.00%, 07/01/38	614,889	635,175
Pool #986264, 5.50%, 07/01/38	2,578,186	2,678,550
Pool #988029, 5.00%, 08/01/38	576,512	595,532
Pool #986062, 5.50%, 08/01/38	125,123	129,994
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #925973, 6.00%, 08/01/38	$200,956	$210,123
Pool #970818, 5.50%, 09/01/38	556,789	578,464
Pool #990786, 5.50%, 10/01/38	461,082	479,031
Pool #991002, 6.00%, 10/01/38	227,643	238,028
Federal Home Loan Mortgage Corp. TBA, 5.50%, 04/13/39	1,000,000	1,037,500
Freddie Mac Gold Pool
Pool #G13122, 5.00%, 04/01/23	92,277	95,783
Pool #G13072, 5.00%, 04/01/23	107,623	111,719
Pool #J07940, 5.00%, 05/01/23	730,370	758,121
Pool #G13225, 5.00%, 06/01/23	1,064,236	1,104,673
Pool #J07942, 5.00%, 06/01/23	92,373	95,883
Pool #J08443, 5.00%, 07/01/23	175,395	182,060
Pool #A14186, 5.50%, 10/01/33	15,208	15,848
Pool #A82875, 5.50%, 11/01/33	397,592	414,322
Pool #C01674, 5.50%, 11/01/33	109,319	113,919
Pool #A39584, 5.50%, 11/01/35	393,118	408,800
Pool #A52983, 5.50%, 10/01/36	871,027	904,822
Pool #A61562, 5.50%, 10/01/36	378,720	393,414
Pool #G02379, 6.00%, 10/01/36	203,753	213,282
Pool #G08204, 5.50%, 06/01/37	127,480	132,418
Pool #G03432, 5.50%, 11/01/37	109,026	113,250
Pool #A72499, 6.00%, 02/01/38	116,190	121,600
Pool #G08256, 5.50%, 03/01/38	129,177	134,181
Pool #G04220, 5.50%, 03/01/38	307,615	319,533
Pool #G04156, 6.00%, 03/01/38	266,920	279,347
Pool #G08263, 5.50%, 04/01/38	160,587	166,809
Pool #A76684, 5.00%, 05/01/38	390,289	402,970
Pool #A76939, 5.50%, 05/01/38	325,873	338,499
Pool #A77208, 5.50%, 05/01/38	284,038	295,042
Pool #A77648, 5.50%, 06/01/38	124,175	128,986
Pool #A77937, 5.50%, 06/01/38	1,366,828	1,419,783
Pool #G04458, 5.50%, 06/01/38	961,786	999,048
Pool #A78076, 6.00%, 06/01/38	186,349	195,025
Pool #A78454, 6.00%, 06/01/38	514,290	538,233
Pool #A79197, 5.00%, 07/01/38	229,701	237,165
Pool #A78982, 5.50%, 07/01/38	448,728	466,113
Pool #A79806, 5.50%, 07/01/38	264,284	274,523
Pool #A79018, 5.50%, 07/01/38	914,479	949,908
Pool #G04471, 5.50%, 07/01/38	1,037,033	1,077,210
Pool #A82609, 5.50%, 09/01/38	572,487	594,666
Pool #A83032, 5.50%, 11/01/38	288,705	299,890
Pool #A83345, 5.00%, 12/01/38	699,931	722,673
Pool #A83596, 5.50%, 12/01/38	799,158	830,120
Freddie Mac Non Gold Pool
Pool #1L1316, 5.75%, 07/01/36	913,860	942,639
Pool #1K1238, 5.77%, 07/01/36	88,896	91,833
Ginnie Mae I Pool
Pool #603581, 5.50%, 04/15/33	116,584	121,861
Pool #618988, 6.00%, 06/15/34	196,521	206,215
Pool #658029, 6.00%, 07/15/36	50,081	52,442
Pool #617456, 6.00%, 03/15/37	71,300	74,662
Pool #657732, 5.50%, 05/15/37	197,704	206,067
Pool #600658, 5.50%, 05/15/37	149,263	155,577
Pool #675407, 5.50%, 07/15/37	148,292	154,564
Pool #782185, 6.00%, 09/15/37	41,369	43,312
Pool #671189, 6.00%, 12/15/37	123,985	129,830
Pool #670824, 6.00%, 12/15/37	78,471	82,170
Pool #686034, 5.50%, 04/15/38	116,538	121,449
Pool #674084, 5.00%, 05/15/38	296,541	308,094
Pool #686342, 6.00%, 05/15/38	78,232	81,846
Pool #690847, 5.50%, 06/15/38	143,989	150,057
Pool #689694, 5.50%, 07/15/38	176,276	183,704
Pool #690435, 5.50%, 07/15/38	276,573	288,228
Pool #632219, 5.50%, 07/15/38	111,204	115,890
Pool #687727, 6.00%, 07/15/38	124,030	129,760
Pool #690310, 6.00%, 07/15/38	108,415	113,424
Pool #689575, 6.50%, 07/15/38	324,938	341,311

Total U.S. Government Mortgage Backed Agencies (cost $37,861,995)		39,431,191

U.S. Government Sponsored & Agency Obligations 11.7%
Federal Home Loan Banks
3.63%, 05/29/13	1,630,000	1,715,050
4.00%, 09/06/13	150,000	159,965
United States Treasury Inflation Indexed Bonds
2.38%, 04/15/11	945,000	1,031,327
2.38%, 01/15/17	8,665,000	9,633,601

Total U.S. Government Sponsored & Agency Obligations (cost $11,129,862)		12,539,943

Sovereign Bonds 2.6%
ARGENTINA 0.1%
Argentina Bonos
7.00%, 03/28/11	225,000	93,375
7.00%, 09/12/13	50,000	16,625

		110,000

CHILE 0.1%(b)
Corp Nacional del Cobre de Chile, 7.50%, 01/15/19	100,000	113,456

COLOMBIA 0.1%
Colombia Government International Bond, 7.38%, 09/18/37	100,000	89,250

DOMINICAN REPUBLIC 0.1%
Dominican Republic, 8.63%, 04/20/27	100,000	63,000

EL SALVADOR 0.1%
El Salvador Government International Bond, 8.25%, 04/10/32	100,000	78,000

GHANA 0.1%
Republic of Ghana, 8.50%, 10/04/17	100,000	60,000

INDONESIA 0.1%
Indonesia Government International Bond
6.75%, 03/10/14	100,000	91,957
8.50%, 10/12/35	100,000	84,000

		175,957

IRELAND 0.1%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.13%, 04/30/18	100,000	60,500

LUXEMBOURG 0.1%
Evraz Group SA, 8.88%, 04/24/13	125,000	79,451
VTB Capital SA, 6.88%, 05/29/18	100,000	75,481

		154,932

MALAYSIA 0.1%
Penerbangan Malaysia Berhad, 5.63%, 03/15/16	100,000	99,892

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value
Sovereign Bonds (continued)
MEXICO 0.2%
Maxcom Telecomunicaciones SAB de CV, Series B, 11.00%, 12/15/14	$100,000	$58,500
Petroleos Mexicanos, 8.00%, 05/03/19(b)	200,000	195,000
United Mexican States, Series A, 5.95%, 03/19/19	40,000	39,000

		292,500

PANAMA 0.0%
Panama Government International Bond, 6.70%, 01/26/36	15,000	13,163

PERU 0.1%
Peruvian Government International Bond, 8.38%, 05/03/16	50,000	55,525

PHILIPPINES 0.3%
Philippine Government International Bond
8.38%, 06/17/19	200,000	218,000
6.38%, 01/15/32	100,000	89,500

		307,500

POLAND 0.0%
Poland Government International Bond, 5.25%, 01/15/14	25,000	24,763

REPUBLIC OF KOREA 0.1%
Korea Development Bank, 8.00%, 01/23/14	100,000	102,867

REPUBLIC OF SERBIA 0.1%(a)
Republic of Serbia, 3.75%, 11/01/24	100,000	68,040

RUSSIAN FEDERATION 0.1%(c)
Russia Government International Bond
7.50%, 03/31/30(b)	48,000	45,120
7.50%, 03/31/30	48,000	45,261

		90,381

SOUTH AFRICA 0.0%
South Africa Government International Bond, 6.50%, 06/02/14	25,000	25,000

TURKEY 0.1%
Republic of Turkey, 7.50%, 07/14/17	100,000	98,500
Turkey Government International Bond
7.38%, 02/05/25	25,000	22,563
8.00%, 02/14/34	50,000	45,000
6.88%, 03/17/36	25,000	19,875

		185,938

UNITED KINGDOM 0.4%(b)
BAT International Finance PLC, 9.50%, 11/15/18(b)	375,000	426,067

VENEZUELA 0.1%
Venezuela Government International Bond
5.38%, 08/07/10	25,000	21,375
9.00%, 05/07/23	200,000	100,752

		122,127

VIETNAM 0.1%
Socialist Republic of Vietnam, 6.88%, 01/15/16	100,000	92,420

Total Sovereign Bonds (cost $2,764,423)		2,811,278

Yankee Dollars 1.0%
Diversified Financial Services 0.1%
TNK-BP Finance SA, Series 6, 7.88%, 03/13/18	100,000	68,000

Food 0.1%
Delhaize Group SA, 5.88%, 02/01/14	155,000	154,953

Oil & Gas 0.8%
Suncor Energy, Inc., 6.10%, 06/01/18	1,000,000	852,847

Total Yankee Dollars (cost $1,062,313)		1,075,800

Repurchase Agreements 1.9%
CS First Boston, 0.28%, dated 3/31/09, due 04/01/09, repurchase price $1,209,728, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50, maturing 03/01/24 - 06/01/38; total market value of $1,233,913	958,191	958,191
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $1,116,156, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $1,138,474	1,116,151	1,116,151

Total Repurchase Agreements (cost $2,074,342)		2,074,342

Total Investments (cost $106,556,560) (d) — 100.1%		107,105,458

Liabilities in excess of other assets — (0.1)%		(149,513)

NET ASSETS — 100.0%		$106,955,945

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $14,092,476 which represents 13.25% of net assets.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2009.

(d)	At March 31, 2009, the tax basis cost of the fund’s investments was $106,793,467, tax unrealized appreciation and depreciation were $3,448,072 and $(3,136,081) respectively.

LLC	Limited Liability Co.

LP	Limited Partnership

Ltd	Limited

PLC	Public Limited Co.

SA	Stock Company

TBA	To Be Announced.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Short Term Bond Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 2.1%
Auto Floor Plan ABS 0.3%(a)
Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A, 0.66%, 01/15/12	$500,000	$380,000

Credit Card ABS 1.2%
Advanta Business Card Master Trust, Series 2007-A2, Class A2, 5.00%, 03/20/13	255,000	206,913
Golden Credit Card Trust, Series 2008-3, Class A, 1.56%, 07/15/17(a) (b)	1,000,000	958,594
National City Credit Card Master Trust, Series 2008-2, Class A, 4.65%, 11/15/11	375,000	374,836

		1,540,343

Student Loan ABS 0.6%(a)
Access Group, Inc., Series 2002-1, Class A2, 1.40%, 09/25/25	856,448	824,866

Total Asset-Backed Securities (cost $2,944,649)		2,745,209

Commercial Mortgage Backed Securities 6.7%
Diversified Financial Services 6.7%
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.13%, 07/10/42	477,634	469,458
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A4, 4.32%, 02/13/46	600,000	534,022
Commercial Mortgage Pass Through Certificates, Series 2001-J1A, Class C, 6.83%, 02/14/34(b)	975,000	975,624
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3, 4.58%, 06/10/48	600,000	484,628
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	342,017	345,916
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.08%, 06/15/29(a)	600,000	526,075
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	306,895
Series 2005-C2, Class A3, 4.91%, 04/15/30	750,000	678,389
Series 2005-C3, Class A3, 4.65%, 07/15/30	550,000	495,347
Series 2007-C6, Class A2, 5.85%, 07/15/40	750,000	633,611
Morgan Stanley Capital I
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	801,344
Series 2005-T19, Class A2, 4.73%, 06/12/47	415,000	388,082
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	635,297
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	910,000	774,944
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4, 6.39%, 10/15/35	500,000	494,654

		8,544,286

Total Commercial Mortgage Backed Securities (cost $9,457,659)		8,544,286

Corporate Bonds 51.1%
Aerospace & Defense 0.8%
General Dynamics Corp., 5.25%, 02/01/14	1,000,000	1,066,454

Airline 0.7%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.50%, 06/15/11	1,000,000	880,000

Banks 1.9%
Citigroup, Inc., 4.25%, 07/29/09	1,000,000	990,268
PNC Funding Corp., 7.50%, 11/01/09	1,000,000	995,906
Wells Fargo Capital XIII, 7.70%, 12/29/49(a)	1,000,000	476,315

		2,462,489

Beverages 3.5%
Anheuser-Busch InBev Worldwide, Inc., 7.20%, 01/15/14(b)	1,500,000	1,571,782
Coca-Cola Enterprises, Inc., 3.75%, 03/01/12	1,500,000	1,530,707
SABMiller PLC(b)
6.20%, 07/01/11	655,000	660,435
5.70%, 01/15/14	750,000	729,175

		4,492,099

Biotechnology 0.4%
Amgen, Inc., 4.00%, 11/18/09	500,000	506,395

Diversified Financial Services 18.7%
American Honda Finance Corp., 6.70%, 10/01/13(b)	1,000,000	978,637
Bear Stearns Cos. LLC (The), 6.95%, 08/10/12	867,000	882,924
Countrywide Financial Corp., 4.50%, 06/15/10	750,000	693,200
General Electric Capital Corp., 1.80%, 03/11/11	20,000,000	20,053,220
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	864,527
Textron Financial Corp., 5.13%, 11/01/10	750,000	562,995

		24,035,503

Electric 2.9%
Appalachian Power Co., 6.60%, 05/01/09	850,000	851,431
Northern States Power Co., 4.75%, 08/01/10	500,000	503,758
Pacific Gas & Electric Co., 4.20%, 03/01/11	750,000	761,576
Pacificorp, 7.00%, 07/15/09	500,000	503,820
Southern California Edison Co., 5.75%, 03/15/14	1,000,000	1,081,217

		3,701,802

Food 1.2%
General Mills, Inc., 5.65%, 09/10/12	500,000	528,184
Kroger Co. (The), 6.80%, 04/01/11	1,000,000	1,056,502

		1,584,686

Healthcare-Products 0.6%
Covidien International Finance SA, 5.45%, 10/15/12	800,000	821,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Short Term Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Insurance 1.3%
Berkshire Hathaway Finance Corp., 4.00%, 04/15/12(b)	$1,000,000	$998,459
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	697,897

		1,696,356

Media 2.4%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1,500,000	1,604,143
Time Warner Cable, Inc.
6.20%, 07/01/13	750,000	730,116
8.25%, 02/14/14	750,000	783,976

		3,118,235

Mining 2.1%
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	1,250,000	1,120,895
WMC Finance USA Ltd., 5.13%, 05/15/13	1,550,000	1,555,440

		2,676,335

Oil & Gas 3.2%
Chevron Corp., 3.45%, 03/03/12	1,500,000	1,539,670
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,066,378
XTO Energy, Inc., 5.00%, 08/01/10	1,500,000	1,493,069

		4,099,117

Oil & Gas Services 2.3%
Smith International, Inc., 8.63%, 03/15/14	1,500,000	1,526,664
Weatherford International Ltd., 5.15%, 03/15/13	500,000	465,211
Weatherford International, Ltd., 6.63%, 11/15/11	1,000,000	977,654

		2,969,529

Pharmaceuticals 2.6%
Eli Lilly & Co., 3.55%, 03/06/12	1,500,000	1,532,509
Pfizer, Inc., 4.45%, 03/15/12	1,750,000	1,797,518

		3,330,027

Pipelines 2.5%
DCP Midstream LLC, 7.88%, 08/16/10	1,000,000	1,013,603
Energy Transfer Partners LP, 6.00%, 07/01/13	1,250,000	1,181,864
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	1,000,000	1,019,748

		3,215,215

Retail 0.8%(a)
CVS Caremark Corp., 2.79%, 09/10/10	1,000,000	971,212

Telecommunications 3.2%
Bellsouth Capital Funding Corp., 7.75%, 02/15/10	500,000	521,426
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	500,000	534,252
Telecom Italia Capital SA, 5.25%, 11/15/13	600,000	538,822
Telefonica Emisiones SAU, 1.59%, 06/19/09(a)	1,000,000	996,471
Verizon Global Funding Corp., 7.25%, 12/01/10	500,000	528,241
Verizon Wireless Capital LLC, 7.38%, 11/15/13(b)	1,000,000	1,072,170

		4,191,382

Total Corporate Bonds (cost $66,164,860)		65,818,555

U.S. Government Sponsored & Agency Obligations 35.3%
Fannie Mae Pool
Pool #256703, 6.50%, 04/01/22	2,263,434	2,373,484
Pool #747271, 4.30%, 07/01/34(a)	7,574,760	7,696,862
Federal Home Loan Banks, 4.75%, 04/24/09	2,500,000	2,506,770
Federal Home Loan Mortgage Corp., 2.38%, 05/28/10	1,000,000	1,015,330
Federal National Mortgage Association, 1.75%, 03/23/11	6,000,000	6,038,610
Freddie Mac Non Gold Pool(a)
Pool # 1Q0648, 5.83%, 06/01/37	9,923,620	10,309,047
Pool # 1B3601, 5.69%, 10/01/37	4,737,774	4,875,573
General Electric Capital Corp., Series G, 6.13%, 02/22/11	1,500,000	1,516,508
Goldman Sachs Group, Inc. (The), 2.15%, 03/15/12	5,000,000	5,032,915
United States Treasury Note, 2.38%, 08/31/10	4,000,000	4,097,968

Total U.S. Government Sponsored & Agency Obligations (cost $45,194,270)		45,463,067

Repurchase Agreements 3.6%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $2,146,830, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $2,189,749	2,146,813	2,146,813
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $2,500,732, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $2,550,733	2,500,719	2,500,719

Total Repurchase Agreements (cost $4,647,532)		4,647,532

Total Investments (cost $128,408,970) (c) — 98.8%		127,218,649

Other assets in excess of liabilities — 1.2%		1,595,203

NET ASSETS — 100.0%		$128,813,852

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $7,944,876 which represents 6.17% of net assets.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $128,408,970, tax unrealized appreciation and depreciation were $1,170,487 and $(2,360,808) respectively.

LLC	Limited Liability Co.

LP	Limited Partnership

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Short Term Bond Fund

PLC	Public Limited Co.

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund

		Market
	Shares	Value
Common Stocks 93.8%
Aerospace & Defense 1.5%
L-3 Communications Holdings, Inc.	875	$59,325

Automobiles 1.5%
Harley-Davidson, Inc.	4,550	60,924

Beverages 3.2%
Constellation Brands, Inc., Class A *	5,675	67,533
Dr Pepper Snapple Group, Inc. *	3,595	60,791

		128,324

Capital Markets 5.7%
Goldman Sachs Group, Inc. (The)	600	63,612
Invesco Ltd.	4,855	67,290
Morgan Stanley	2,420	55,104
State Street Corp.	1,300	40,014

		226,020

Commercial Banks 0.9%
Wells Fargo & Co.	2,500	35,600

Construction & Engineering 2.0%
Chicago Bridge & Iron Co. NV	5,715	35,833
KBR, Inc.	3,265	45,090

		80,923

Consumer Finance 1.1%
American Express Co.	3,185	43,411

Diversified Financial Services 4.8%
Bank of America Corp.	4,610	31,440
Citigroup, Inc.	7,265	18,381
JPMorgan Chase & Co.	2,500	66,450
Moody’s Corp.	3,200	73,344

		189,615

Electric Utility 1.3%
FirstEnergy Corp.	1,360	52,496

Electrical Equipment 1.7%
ABB Ltd. ADR — CH	4,740	66,076

Energy Equipment & Services 3.4%
Halliburton Co.	2,335	36,122
National Oilwell Varco, Inc. *	1,920	55,123
Noble Corp.	1,905	45,892

		137,137

Health Care Equipment & Supplies 2.2%
Covidien Ltd.	1,370	45,539
Zimmer Holdings, Inc. *	1,100	40,150

		85,689

Health Care Providers & Services 4.8%
Aetna, Inc.	2,655	64,596
Cardinal Health, Inc.	1,500	47,220
WellPoint, Inc. *	2,060	78,218

		190,034

Health Care Technology 0.7%
IMS Health, Inc.	2,300	28,681

Household Durables 0.5%
NVR, Inc.	50	21,387

Household Products 2.4%
Energizer Holdings, Inc.	1,895	94,162

Independent Power Producers & Energy Traders 1.5%
NRG Energy, Inc. *	3,365	59,224

Industrial Conglomerate 1.3%
McDermott International, Inc. *	4,005	53,627

Information Technology Services 5.7%
Affiliated Computer Services, Inc., Class A *	1,500	71,835
Fidelity National Information Services, Inc.	4,365	79,443
Lender Processing Services, Inc.	2,410	73,770

		225,048

Insurance 4.4%
Assurant, Inc.	2,340	50,965
Berkshire Hathaway, Inc., Class B *	34	95,880
MetLife, Inc.	1,215	27,666

		174,511

Machinery 1.2%
Terex Corp.	4,980	46,065

Marine 0.3%
DryShips, Inc.	2,155	10,969

Media 3.2%
Cablevision Systems Corp., Class A	3,175	41,084
McGraw-Hill Cos., Inc. (The)	3,730	85,305

		126,389

Metals & Mining 5.8%
Cliffs Natural Resources, Inc.	1,810	32,870
Freeport-McMoRan Copper & Gold, Inc.	2,055	78,316
Sterlite Industries India Ltd. ADR — IN	3,020	21,351
Teck Cominco Ltd., Class B	6,365	35,326
United States Steel Corp.	980	20,707
Xstrata PLC (a)	6,420	43,058

		231,628

Multiline Retail 3.1%
J.C. Penney Co., Inc.	3,150	63,220
Macy’s, Inc.	6,715	59,764

		122,984

Oil, Gas & Consumable Fuels 14.8%
Canadian Natural Resources Ltd.	2,200	84,832
Denbury Resources, Inc. *	3,405	50,598
EOG Resources, Inc.	890	48,736
Exxon Mobil Corp.	100	6,810
Frontline Ltd. (a)	525	9,337
Peabody Energy Corp.	1,910	47,826
Petroleo Brasileiro SA ADR — BR	3,210	97,809
Ship Finance International Ltd.	2,425	15,908
Southwestern Energy Co. *	2,380	70,662
Suncor Energy, Inc.	1,830	40,644
Talisman Energy, Inc.	3,050	32,025
Walter Energy, Inc.	1,795	41,052
XTO Energy, Inc.	1,445	44,246

		590,485

Personal Products 1.8%
NBTY, Inc.	5,035	70,893

Pharmaceuticals 2.0%
Shire PLC ADR — GB	2,200	79,068

Real Estate Investment Trusts 1.6%
Annaly Capital Management, Inc.	2,555	35,438
Vornado Realty Trust	858	28,520

		63,958

Semiconductors & Semiconductor Equipment 0.6%
International Rectifier Corp.	1,860	25,129

Software 4.7%
Check Point Software Technologies *	1,750	38,868
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund

		Market
	Shares	Value
Common Stocks (continued)
Software (continued)
Microsoft Corp.	2,725	$50,058
Oracle Corp.	3,440	62,161
Symantec Corp. *	2,495	37,275

		188,362

Specialty Retail 1.8%
Best Buy Co., Inc.	1,895	71,934

Wireless Telecommunication Services 2.3%
China Mobile Ltd. ADR — HK	2,115	92,045

Total Common Stocks (cost $4,551,117)		3,732,123

	Principal	Market
	Amount	Value
Repurchase Agreements 10.5%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $192,337, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $196,182	$192,336	192,336
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $224,043, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $228,523	224,042	224,042

Total Repurchase Agreements (cost $416,378)		416,378

Total Investments (cost $4,967,495) (b) — 104.3%		4,148,501

Liabilities in excess of other assets — (4.3)%		(170,248)

NET ASSETS — 100.0%		$3,978,253

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $5,100,470, tax unrealized appreciation and depreciation were $84,555 and $(1,036,524) respectively.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

GB	United Kingdom

HK	Hong Kong

IN	India

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Neuberger Berman NVIT Socially Responsible Fund

		Market
	Shares	Value
Common Stocks 97.0%
Automobiles 2.0%
Toyota Motor Corp. ADR — JP	86,770	$5,492,541

Biotechnology 4.6%
Genzyme Corp. *	195,185	11,592,037
Medarex, Inc. *	246,705	1,265,597

		12,857,634

Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	247,325	6,986,931
Charles Schwab Corp. (The)	440,665	6,830,308

		13,817,239

Chemicals 3.7%
Praxair, Inc.	152,405	10,255,333

Diversified Financial Services 4.2%
IntercontinentalExchange, Inc. *	156,170	11,629,980

Electronic Equipment & Instruments 7.9%
Anixter International, Inc. *	344,880	10,925,798
National Instruments Corp.	592,795	11,055,627

		21,981,425

Energy Equipment & Services 2.4%
Smith International, Inc.	307,225	6,599,193

Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	297,965	6,236,408

Industrial Conglomerate 2.8%
3M Co.	157,595	7,835,623

Insurance 7.6%
Markel Corp. *	15,940	4,525,047
Progressive Corp. (The) *	595,005	7,996,867
Willis Group Holdings Ltd.	398,710	8,771,620

		21,293,534

Internet Software & Services 1.8%
Yahoo!, Inc. *	401,030	5,137,194

Life Sciences Tools & Services 2.0%
Millipore Corp. *	97,165	5,578,243

Machinery 5.2%
Danaher Corp.	265,200	14,379,144

Media 13.7%
Comcast Corp., Special Class A	929,930	11,968,199
Scripps Networks Interactive, Inc., Class A	598,145	13,464,244
Washington Post Co. (The), Class B	36,010	12,859,171

		38,291,614

Multi-Utility 2.5%
National Grid PLC (a)	36,641	281,372
National Grid PLC ADR — GB	176,889	6,834,991

		7,116,363

Oil, Gas & Consumable Fuels 8.9%
BG Group PLC (a)	691,830	10,434,038
BG Group PLC ADR — GB	520	39,151
Cimarex Energy Co.	243,975	4,484,261
Newfield Exploration Co.	431,245	9,789,261

		24,746,711

Pharmaceuticals 3.3%
Novo Nordisk AS ADR — DK	115,650	5,548,887
Novo Nordisk AS, Class B (a)	76,630	3,674,781

		9,223,668

Professional Services 2.1%
Manpower, Inc.	189,565	5,976,984

Road & Rail 3.5%
Canadian National Railway Co.	277,785	9,847,478

Semiconductors & Semiconductor Equipment 8.0%
Altera Corp.	870,930	15,284,821
Texas Instruments, Inc.	434,980	7,181,520

		22,466,341

Software 3.7%
Intuit, Inc. *	382,185	10,318,995

Total Common Stocks (cost $389,319,505)		271,081,645

	Principal	Market
	Amount	Value
Repurchase Agreements 3.0%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $3,838,173, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $3,914,906	$3,838,143	3,838,143
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $4,470,891, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $4,560,284	4,470,867	4,470,867

Total Repurchase Agreements (cost $8,309,010)		8,309,010

Total Investments (cost $397,628,515) (b) — 100.0%		279,390,655

Liabilities in excess of other assets — 0.0%		(136,673)

NET ASSETS — 100.0%		$279,253,982

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $399,922,415, tax unrealized appreciation and depreciation were $980,417 and $(121,512,177) respectively.

ADR	American Depositary Receipt

AS	Stock Corporation

DK	Denmark

GB	United Kingdom

JP	Japan

Ltd	Limited

PLC	Public Limited Co.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 1.2%
Automobile ABS 0.7%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3, 5.12%, 10/15/10	$3,136,492	$3,159,809
USAA Auto Owner Trust, Series 2008-3, Class A3, 4.28%, 10/15/12	4,750,000	4,797,765

		7,957,574

Credit Card ABS 0.3%
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	4,006,000	4,077,304

Home Equity ABS 0.2%(a)
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.55%, 01/25/37	1,922,628	1,824,795

Total Asset-Backed Securities (cost $13,932,416)		13,859,673

Collateralized Mortgage Obligations 0.1%(a)
Banks 0.1%
Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1, 5.38%, 09/25/35	1,344,615	791,360

Total Collateralized Mortgage Obligations (cost $1,286,157)		791,360

Commercial Mortgage Backed Securities 3.9%
Banks 1.7%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4, 5.36%, 10/10/45	4,070,000	2,888,885
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32	4,281,832	4,347,497
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3, Class C, 6.84%, 11/15/35(a)(b)	1,858,000	1,855,545
Series 2001-CIBC, Class B, 6.45%, 03/15/33	3,746,000	3,605,480
Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	2,224,000	1,105,734
Series 2006-LDP7, Class A4, 5.88%, 04/15/45(a)	3,339,000	2,518,960
Series 2007-LD12, Class A2, 5.83%, 02/15/51	2,200,000	1,854,452
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class C, 6.55%, 04/15/34	1,711,000	1,686,162

		19,862,715

Diversified Financial Services 1.8%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class AJ, 4.75%, 06/11/41	1,991,000	866,242
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class C, 6.73%, 12/18/35	2,988,000	2,825,703
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.92%, 07/10/38(a)	8,680,000	6,298,524
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28%, 08/10/38(a)	3,067,000	2,496,001
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4, 4.31%, 11/15/32	3,109,000	2,761,273
Series 2007-C1, Class A2, 5.32%, 02/15/40	2,140,000	1,852,949
Morgan Stanley Capital I, Series 2005-T19, Class A2, 4.73%, 06/12/47	3,097,000	2,896,123

		19,996,815

Mortgage-Backed 0.4%(a)
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, 4.98%, 05/10/43	5,820,000	4,503,227

Total Commercial Mortgage Backed Securities (cost $53,516,752)		44,362,757

Corporate Bonds 20.5%
Advertising 0.0%
Omnicom Group, Inc., 5.90%, 04/15/16	177,000	151,111

Aerospace & Defense 0.4%
General Dynamics Corp., 4.25%, 05/15/13	250,000	258,772
Goodrich Corp.
6.29%, 07/01/16	354,000	354,498
6.80%, 07/01/36	185,000	172,655
Lockheed Martin Corp.
7.65%, 05/01/16	177,000	205,100
Series B, 6.15%, 09/01/36	354,000	357,736
McDonnell Douglas Corp., 9.75%, 04/01/12	600,000	686,582
Northrop Grumman Systems Corp.
7.13%, 02/15/11	611,000	651,952
7.75%, 02/15/31	118,000	142,627
Raytheon Co.
5.50%, 11/15/12	88,000	92,476
6.40%, 12/15/18	206,000	224,790
7.00%, 11/01/28	133,000	141,185
Rockwell Collins, Inc., 4.75%, 12/01/13	295,000	297,436
United Technologies Corp.
6.35%, 03/01/11	398,000	424,179
4.88%, 05/01/15	545,000	571,084

		4,581,072

Agriculture 0.0%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	322,861
5.38%, 09/15/35	147,000	126,733
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	88,000	70,294

		519,888

Airlines 0.1%
Continental Airlines, Inc.
Series 00-1, 7.92%, 05/01/10	350,000	329,000
Series 02-1, 6.56%, 02/15/12	233,000	192,225
Qantas Airways Ltd., 6.05%, 04/15/16(b)	177,000	149,921
Southwest Airlines Co., 5.13%, 03/01/17	147,000	113,072

		784,218

Auto Manufacturers 0.2%
Daimler Finance North America LLC
5.88%, 03/15/11	1,987,000	1,901,974
7.30%, 01/15/12	389,000	372,853
6.50%, 11/15/13	487,000	441,248

		2,716,075

Auto Parts & Equipment 0.0%
Johnson Controls, Inc.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
5.25%, 01/15/11(c)	$177,000	$171,483
4.88%, 09/15/13	177,000	145,149

		316,632

Banks 5.3%
Bank of America Corp.
6.60%, 05/15/10	118,000	106,976
4.50%, 08/01/10	206,000	195,956
4.38%, 12/01/10	590,000	557,063
5.38%, 08/15/11	383,000	356,914
4.88%, 09/15/12	289,000	260,831
4.88%, 01/15/13	649,000	581,042
4.75%, 08/01/15	619,000	516,899
5.25%, 12/01/15	737,000	492,189
5.63%, 10/14/16	1,460,000	1,238,549
Series L, 2.10%, 04/30/12	2,325,000	2,329,724
Bank of America NA
6.00%, 06/15/16	295,000	257,156
5.30%, 03/15/17	200,000	146,965
Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	450,000	460,579
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 06/15/11	354,000	347,793
Bank One Corp.
7.88%, 08/01/10	59,000	60,589
5.25%, 01/30/13	147,000	135,844
8.00%, 04/29/27	290,000	286,433
BB&T Corp., 4.75%, 10/01/12	236,000	227,673
Capital One Financial Corp., 5.25%, 02/21/17	304,000	225,383
Charter One Bank NA, 6.38%, 05/15/12	700,000	566,197
Citigroup, Inc.
4.63%, 08/03/10	324,000	303,954
6.50%, 01/18/11	133,000	127,157
5.13%, 02/14/11	88,000	80,803
6.00%, 02/21/12	147,000	134,170
5.25%, 02/27/12	1,750,000	1,559,453
5.63%, 08/27/12	295,000	214,858
5.30%, 01/07/16	1,979,000	1,529,415
5.85%, 08/02/16	413,000	331,637
6.63%, 06/15/32	333,000	185,282
5.88%, 02/22/33	118,000	61,648
5.88%, 05/29/37	250,000	191,984
Comerica, Inc., 4.80%, 05/01/15	177,000	130,828
Deutsche Bank AG, 4.88%, 05/20/13	1,250,000	1,226,075
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	154,442
Eksportfinans AS, 5.50%, 05/25/16	383,000	404,098
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	103,000	102,862
5.25%, 10/15/13	870,000	812,402
5.13%, 01/15/15	664,000	598,352
5.35%, 01/15/16	1,077,000	954,511
5.63%, 01/15/17	2,100,000	1,635,831
6.13%, 02/15/33	1,150,000	957,741
6.75%, 10/01/37	500,000	338,170
HBOS PLC, 5.38%, 11/29/49(a) (b)	354,000	177,950
HSBC Bank USA NA
4.63%, 04/01/14	590,000	552,992
5.63%, 08/15/35	250,000	206,708
HSBC Holdings PLC, 6.50%, 05/02/36	400,000	330,154
Huntington National Bank (The), 5.50%, 02/15/16	300,000	202,013
JPMorgan Chase & Co.
4.50%, 11/15/10	872,000	867,092
4.60%, 01/17/11	590,000	588,806
6.63%, 03/15/12	643,000	628,043
4.75%, 03/01/15	254,000	241,319
5.15%, 10/01/15	501,000	441,656
2.63%, 12/01/10	7,120,000	7,274,333
JPMorgan Chase Bank NA
5.88%, 06/13/16	442,000	413,523
6.00%, 10/01/17	1,000,000	937,376
KeyBank NA
5.70%, 08/15/12	265,000	253,231
5.80%, 07/01/14	147,000	122,942
6.95%, 02/01/28	225,000	161,164
Korea Development Bank, 5.75%, 09/10/13	118,000	109,993
Kreditanstalt fuer Wiederaufbau
4.13%, 10/15/14	708,000	747,910
4.38%, 07/21/15	1,445,000	1,500,450
3.50%, 03/10/14	2,915,000	2,929,677
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	750,000	809,534
Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	104,545
Mellon Funding Corp.
6.40%, 05/14/11	265,000	267,381
5.00%, 12/01/14	265,000	253,961
Morgan Stanley
5.05%, 01/21/11	1,030,000	1,012,693
6.60%, 04/01/12	501,000	503,252
5.30%, 03/01/13	664,000	638,475
4.75%, 04/01/14	590,000	482,370
5.45%, 01/09/17	1,325,000	1,159,375
7.25%, 04/01/32	324,000	288,723
National City Bank, 6.20%, 12/15/11	300,000	294,734
National City Corp., 4.90%, 01/15/15	354,000	325,671
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	252,719
4.88%, 02/16/16	350,000	386,202
PNC Funding Corp., 5.25%, 11/15/15	354,000	319,275
Regions Bank, 3.25%, 12/09/11, FDIC Backed	3,560,000	3,704,867
Regions Financial Corp., 6.38%, 05/15/12	1,268,000	1,163,466
Royal Bank of Scotland Group PLC, 5.00%, 11/12/13	236,000	152,824
Santander Central Hispano Issuances Ltd., 7.63%, 09/14/10	59,000	57,661
St. George Bank Ltd., 5.30%, 10/15/15(b)	236,000	220,255
SunTrust Bank
5.20%, 01/17/17	177,000	150,618
5.45%, 12/01/17	183,000	155,892
Synovus Financial Corp., 4.88%, 02/15/13	88,000	73,939
UBS AG/Stamford Branch
5.88%, 07/15/16	1,121,000	873,075
5.88%, 12/20/17	350,000	301,032
Union Planters Corp., 4.38%, 12/01/10	88,000	84,111
UnionBanCal Corp., 5.25%, 12/16/13	206,000	170,790
US Bancorp, Series P, 4.50%, 07/29/10	295,000	296,672
US Bank NA
6.38%, 08/01/11	501,000	526,164
4.95%, 10/30/14	265,000	257,973
4.80%, 04/15/15	133,000	128,461
Wachovia Bank NA
5.60%, 03/15/16	708,000	598,272
6.60%, 01/15/38	1,000,000	790,855
Wachovia Corp.
5.30%, 10/15/11	2,065,000	2,038,520
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Banks (continued)
4.88%, 02/15/14	$183,000	$153,658
5.50%, 08/01/35	487,000	291,457
Wells Fargo & Co.
4.63%, 08/09/10	370,000	365,371
5.13%, 09/15/16	206,000	169,669
5.38%, 02/07/35	457,000	337,849

		60,236,121

Beverages 0.4%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	27,934
5.00%, 03/01/19	236,000	203,565
5.75%, 04/01/36	324,000	244,123
6.00%, 11/01/41	147,000	106,378
Bottling Group LLC, 4.63%, 11/15/12	413,000	426,588
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	88,000	87,637
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	395,670
6.95%, 11/15/26	147,000	151,986
7.38%, 03/03/14	480,000	545,218
Diageo Finance BV, 5.30%, 10/28/15	649,000	664,163
Miller Brewing Co., 5.50%, 08/15/13(b)	147,000	141,584
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	206,000	226,434
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	440,825
PepsiCo, Inc., 7.90%, 11/01/18	700,000	860,060

		4,522,165

Biotechnology 0.0%
Genentech, Inc.
4.40%, 07/15/10	165,000	167,371
5.25%, 07/15/35	88,000	73,544

		240,915

Building Materials 0.2%
CRH America, Inc., 6.00%, 09/30/16	885,000	624,014
Hanson Australia Funding Ltd., 5.25%, 03/15/13	265,000	116,600
Lafarge SA, 6.50%, 07/15/16	265,000	193,450
Masco Corp.
5.88%, 07/15/12	212,000	166,950
4.80%, 06/15/15	354,000	228,126
6.13%, 10/03/16	585,000	375,440

		1,704,580

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	118,000	101,397
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	125,942
Dow Chemical Co. (The), 6.00%, 10/01/12	590,000	506,683
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	885,000	888,675
Lubrizol Corp.
5.50%, 10/01/14	354,000	325,268
6.50%, 10/01/34	147,000	112,257
Praxair, Inc., 3.95%, 06/01/13	177,000	177,172
Rohm & Haas Co., 7.85%, 07/15/29	118,000	97,687
Yara International ASA, 5.25%, 12/15/14(b)	147,000	123,521

		2,458,602

Commerical Services 0.1%
RR Donnelley & Sons Co.
4.95%, 04/01/14	118,000	88,538
6.13%, 01/15/17	700,000	466,875
Science Applications International Corp., 5.50%, 07/01/33	177,000	133,489

		688,902

Computers 0.3%
Dell, Inc., 7.10%, 04/15/28	206,000	186,723
Hewlett-Packard Co.
6.50%, 07/01/12	292,000	315,544
5.50%, 03/01/18	800,000	820,343
International Business Machines Corp.
4.75%, 11/29/12	516,000	546,913
5.88%, 11/29/32	983,000	955,400

		2,824,923

Containers & Packaging 0.0%
Newell Rubbermaid, Inc., 4.00%, 05/01/10	88,000	84,863

Cosmetics/Personal Care 0.1%
Procter & Gamble Co. (The)
4.85%, 12/15/15	177,000	193,135
5.80%, 08/15/34	545,000	561,877

		755,012

Diversified Financial Services 2.8%
American Express Co., 4.88%, 07/15/13	1,348,000	1,186,278
American General Finance Corp., Series H, 5.38%, 10/01/12	1,003,000	403,066
Associates Corp. of North America, 6.95%, 11/01/18	339,000	262,458
AXA Financial, Inc.
7.75%, 08/01/10	265,000	262,268
7.00%, 04/01/28	133,000	99,982
BAE Systems Holdings, Inc., 4.75%, 08/15/10(b)	236,000	238,425
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	350,708
5.30%, 10/30/15	177,000	164,103
4.65%, 07/02/18	354,000	294,986
4.55%, 06/23/10	3,657,000	3,609,613
Boeing Capital Corp., 6.10%, 03/01/11	50,000	52,558
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	120,473
BSKYB Finance UK PLC, 5.63%, 10/15/15(b)	147,000	129,933
Capital One Bank USA NA
5.75%, 09/15/10	236,000	235,539
5.13%, 02/15/14	765,000	648,480
Caterpillar Financial Services Corp.
5.05%, 12/01/10	590,000	601,681
5.50%, 03/15/16	295,000	264,200
CIT Group Funding Co. of Canada, 5.20%, 06/01/15	177,000	112,102
CIT Group, Inc.
4.75%, 12/15/10	201,000	162,093
5.13%, 09/30/14	76,000	45,941
5.40%, 01/30/16	54,000	32,366
5.85%, 09/15/16(c)	348,000	196,826
6.00%, 04/01/36	63,000	29,702
12.00%, 12/18/18(b)	827,000	480,239
Countrywide Home Loans, Inc., Series L, 4.00%, 03/22/11	706,000	628,268
Credit Suisse USA, Inc.
6.13%, 11/15/11	265,000	269,900
6.50%, 01/15/12	354,000	361,682
5.13%, 01/15/14	171,000	163,945
5.85%, 08/16/16	400,000	382,482
7.13%, 07/15/32	855,000	853,144
General Electric Capital Corp.
5.40%, 02/15/17	585,000	512,009
1.80%, 03/11/11	5,830,000	5,845,514
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
5.50%, 04/28/11	$413,000	$406,301
6.15%, 08/07/37	1,200,000	887,423
Series A, 5.88%, 02/15/12	59,000	58,568
Series A, 6.00%, 06/15/12	263,000	259,298
Series A, 4.88%, 03/04/15	619,000	549,434
Series A, 5.00%, 01/08/16	295,000	255,964
Series A, 5.63%, 09/15/17	2,000,000	1,752,924
Series A, 6.75%, 03/15/32	1,128,000	914,693
HSBC Finance Corp.
4.75%, 04/15/10	354,000	331,541
7.00%, 05/15/12	811,000	650,990
5.25%, 04/15/15	265,000	201,726
International Lease Finance Corp., 5.00%, 04/15/10	590,000	468,658
Jefferies Group, Inc., 6.25%, 01/15/36	177,000	97,232
MBNA Corp., 5.00%, 05/04/10	324,000	309,810
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	315,305
5.45%, 04/10/17	850,000	782,113
Series C, 8.00%, 03/01/32	159,000	146,974
Nissan Motor Acceptance Corp., 4.63%, 03/08/10(b)	307,000	290,130
Principal Life Global Funding I, 5.25%, 01/15/13	879,000	817,805
SLM Corp., Series A, 5.38%, 05/15/14	1,091,000	565,354
TIAA Global Markets, Inc., 4.95%, 07/15/13(b)	1,254,000	1,234,786
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	364,220
Unilever Capital Corp.
7.13%, 11/01/10	324,000	348,299
5.90%, 11/15/32	206,000	210,756

		31,221,268

Electric 1.5%
Alabama Power Co., 5.70%, 02/15/33	574,000	540,480
Ameren Energy Generating Co., Series F, 7.95%, 06/01/32	105,000	91,416
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	179,623
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	156,076
Arizona Public Service Co., 5.50%, 09/01/35	215,000	131,285
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,009,250
Commonwealth Edison Co., Series 98, 6.15%, 03/15/12	118,000	120,450
Consolidated Edison Co.of New York, Inc.
Series 02-B, 4.88%, 02/01/13	124,000	124,408
Series 05-C, 5.38%, 12/15/15	177,000	175,407
Series 03-A, 5.88%, 04/01/33	118,000	103,663
Consumers Energy Co., Series F, 4.00%, 05/15/10	238,000	236,560
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	165,152
Series B, 5.95%, 06/15/35	251,000	212,412
Series E, 6.30%, 03/15/33	10,000	8,907
DTE Energy Co., 6.35%, 06/01/16	913,000	789,925
Duke Energy Carolinas LLC, 6.25%, 01/15/12	1,650,000	1,754,445
Duke Energy Ohio, Inc.
5.70%, 09/15/12	41,000	41,861
Series A, 5.40%, 06/15/33	74,000	58,690
Entergy Gulf States, Inc., 5.25%, 08/01/15	177,000	159,946
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	278,030
Exelon Corp.
4.90%, 06/15/15	413,000	350,669
5.63%, 06/15/35	836,000	558,447
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	539,532
Florida Power & Light Co.
4.85%, 02/01/13	147,000	152,295
5.85%, 02/01/33	100,000	99,736
5.95%, 10/01/33	77,000	77,795
5.40%, 09/01/35	130,000	122,340
5.65%, 02/01/37	450,000	438,269
Florida Power Corp., 5.90%, 03/01/33	318,000	311,205
Georgia Power Co., Series K, 5.13%, 11/15/12	106,000	109,873
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	224,412
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	502,895
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	634,000	658,203
New York State Electric & Gas Corp., 5.75%, 05/01/23	59,000	46,555
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	205,054
Oncor Electric Delivery Co.
6.38%, 05/01/12	552,000	545,874
6.38%, 01/15/15	692,000	678,490
Pacific Gas & Electric Co., 4.80%, 03/01/14	472,000	474,482
PacifiCorp, 5.25%, 06/15/35	177,000	155,962
Pepco Holdings, Inc.
6.45%, 08/15/12	106,000	106,059
7.45%, 08/15/32	118,000	99,557
Progress Energy, Inc.
7.10%, 03/01/11	122,000	126,477
7.75%, 03/01/31	236,000	236,717
PSEG Power LLC
6.95%, 06/01/12	74,000	75,716
5.50%, 12/01/15	413,000	379,678
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	251,000	264,086
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	195,000	199,252
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	108,957
SCANA Corp.
6.88%, 05/15/11	516,000	530,907
6.25%, 02/01/12	147,000	146,879
Scottish Power Ltd., 5.81%, 03/15/25	118,000	88,708
Southern California Edison Co.
6.00%, 01/15/34	177,000	176,528
5.55%, 01/15/36	436,000	408,868
Southern Power Co., Series B, 6.25%, 07/15/12	251,000	259,770
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13(b)	189,000	186,913
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	147,000	148,767
Westar Energy, Inc., 6.00%, 07/01/14	265,000	261,720
Wisconsin Electric Power Co., 5.63%, 05/15/33	59,000	57,889
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	234,657
6.50%, 07/01/36	177,000	157,106

		16,845,285

Electrical Components & Equipment 0.0%
Emerson Electric Co., 6.00%, 08/15/32	83,000	84,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Environmental Control 0.0%
Waste Management, Inc.
7.38%, 08/01/10	$147,000	$150,392
6.38%, 11/15/12	206,000	207,434
7.00%, 07/15/28	162,000	143,726

		501,552

Food 0.5%
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(b)	177,000	174,872
Campbell Soup Co., 4.88%, 10/01/13	236,000	249,085
ConAgra Foods, Inc.
6.75%, 09/15/11	88,000	93,060
7.00%, 10/01/28	221,000	213,716
General Mills, Inc., 6.00%, 02/15/12	267,000	281,435
H.J. Heinz Finance Co.
6.00%, 03/15/12	350,000	365,585
6.75%, 03/15/32	88,000	83,392
Kellogg Co., Series B, 7.45%, 04/01/31	147,000	173,448
Kraft Foods, Inc.
5.63%, 11/01/11	468,000	487,214
6.00%, 02/11/13	550,000	579,419
6.50%, 11/01/31	189,000	175,321
7.00%, 08/11/37	500,000	495,677
Kroger Co. (The)
6.80%, 04/01/11	201,000	212,357
6.20%, 06/15/12	236,000	247,921
7.50%, 04/01/31	257,000	282,372
Safeway, Inc.
6.50%, 03/01/11	236,000	247,496
5.80%, 08/15/12	206,000	213,676
5.63%, 08/15/14	177,000	181,168
Sara Lee Corp., 6.25%, 09/15/11	251,000	261,725
SYSCO Corp., 5.38%, 09/21/35	106,000	97,004
W.M. Wrigley Jr. Co., 4.65%, 07/15/15	215,000	185,975

		5,301,918

Forest Products & Paper 0.2%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	171,694
International Paper Co.
4.00%, 04/01/10	501,000	476,703
5.85%, 10/30/12	43,000	36,493
5.30%, 04/01/15	206,000	144,907
Inversiones CMPC SA, 4.88%, 06/18/13(b)	177,000	173,217
Westvaco Corp., 7.95%, 02/15/31	118,000	90,206
Weyerhaeuser Co., 6.75%, 03/15/12	782,000	752,200

		1,845,420

Gas 0.1%
AGL Capital Corp., 4.45%, 04/15/13	177,000	157,576
Atmos Energy Corp.
5.13%, 01/15/13	133,000	124,077
4.95%, 10/15/14	265,000	235,636
Southern California Gas Co., 4.80%, 10/01/12	383,000	391,295

		908,584

Hand/Machine Tools 0.0%
Black & Decker Corp., 4.75%, 11/01/14	230,000	211,854
Stanley Works (The), 4.90%, 11/01/12	133,000	133,543

		345,397

Health Care Equipment & Supplies 0.0%
Medtronic, Inc., Series B, 4.38%, 09/15/10	186,000	189,815

Health Care Providers & Services 0.2%
Aetna, Inc., 6.00%, 06/15/16	550,000	533,345
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	999,696
5.25%, 01/15/16	324,000	295,636
5.95%, 12/15/34	118,000	96,473

		1,925,150

Healthcare-Products 0.1%
Baxter International, Inc.
4.63%, 03/15/15	77,000	78,292
5.38%, 06/01/18	400,000	411,185
Covidien International Finance SA, 6.00%, 10/15/17	400,000	405,690
Johnson & Johnson, 4.95%, 05/15/33	663,000	623,846

		1,519,013

Healthcare-Services 0.1%
Quest Diagnostics, Inc., 5.45%, 11/01/15	324,000	306,158
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	265,914
5.80%, 03/15/36	708,000	548,219

		1,120,291

Holding Companies-Diversfied 0.1%
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	623,653

Home Builders 0.0%
MDC Holdings, Inc., 5.50%, 05/15/13	147,000	131,838
Toll Brothers Finance Corp., 6.88%, 11/15/12	88,000	82,259

		214,097

Household Products/Wares 0.1%
Fortune Brands, Inc., 5.38%, 01/15/16	265,000	228,649
Kimberly-Clark Corp.
5.63%, 02/15/12	295,000	314,489
4.88%, 08/15/15	800,000	815,819

		1,358,957

Insurance 0.7%
ACE INA Holdings, Inc., 5.88%, 06/15/14	560,000	547,835
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	46,195
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	413,000	210,685
Allstate Corp. (The)
6.13%, 02/15/12	254,000	250,170
6.13%, 12/15/32	118,000	90,068
5.55%, 05/09/35	88,000	60,846
5.95%, 04/01/36	118,000	85,859
American International Group, Inc.
5.05%, 10/01/15	147,000	65,342
5.60%, 10/18/16	585,000	258,358
6.25%, 05/01/36	236,000	82,814
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	354,000	357,443
Chubb Corp., 6.00%, 05/11/37	315,000	284,661
Farmers Insurance Exchange, 8.63%, 05/01/24(b)	400,000	252,744
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	31,689
6.50%, 06/15/34	206,000	65,256
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	118,000	77,104
6.10%, 10/01/41	59,000	29,875
Infinity Property & Casualty Corp., Series B, 5.50%, 02/18/14	118,000	105,486
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Insurance (continued)
Lincoln National Corp., 6.15%, 04/07/36	$440,000	$185,346
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	103,000	98,191
5.75%, 09/15/15	43,000	38,339
MetLife, Inc.
6.13%, 12/01/11	640,000	634,378
5.50%, 06/15/14	265,000	235,436
5.70%, 06/15/35	659,000	455,252
Nationwide Mutual Insurance Co., 5.81%, 12/15/24(a) (b)	295,000	186,745
New York Life Insurance Co., 5.88%, 05/15/33(b)	200,000	174,582
NLV Financial Corp., 7.50%, 08/15/33(b)	74,000	59,658
Progressive Corp. (The), 6.25%, 12/01/32	162,000	140,398
Prudential Financial, Inc.
5.10%, 12/14/11	740,000	661,295
Series B, 5.10%, 09/20/14	295,000	220,886
Series B, 5.75%, 07/15/33	147,000	72,814
RLI Corp., 5.95%, 01/15/14	118,000	123,098
Travelers Cos, Inc. (The), 5.75%, 12/15/17	585,000	571,771
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	178,997
W.R. Berkley Corp., 5.13%, 09/30/10	103,000	100,322
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	147,000	107,247
Willis North America, Inc., 5.63%, 07/15/15	177,000	127,968
XL Capital Ltd., 5.25%, 09/15/14	779,000	510,430

		7,785,583

Machinery-Construction & Mining 0.0%
Caterpillar, Inc.
7.30%, 05/01/31	100,000	97,012
6.05%, 08/15/36	177,000	151,857

		248,869

Machinery-Diversified 0.1%
Deere & Co., 8.10%, 05/15/30	500,000	554,807

Media 0.8%
CBS Corp.
5.63%, 08/15/12	590,000	507,509
7.88%, 07/30/30	80,000	50,239
5.50%, 05/15/33	118,000	63,206
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	129,625
Comcast Cable Holdings LLC, 9.80%, 02/01/12	307,000	329,082
Comcast Corp.
5.90%, 03/15/16	413,000	398,943
6.50%, 01/15/17	1,013,000	1,002,784
7.05%, 03/15/33	295,000	274,157
6.50%, 11/15/35	100,000	88,327
Cox Communications, Inc.
7.75%, 11/01/10	145,000	147,640
5.45%, 12/15/14	354,000	318,401
5.50%, 10/01/15	383,000	339,379
Gannett Co., Inc., 6.38%, 04/01/12	236,000	146,553
Historic TW, Inc., 6.88%, 06/15/18	176,000	163,400
News America Holdings, Inc.
9.25%, 02/01/13	118,000	125,191
8.00%, 10/17/16	118,000	119,038
News America, Inc.
5.30%, 12/15/14	367,000	344,973
7.28%, 06/30/28	77,000	63,956
6.20%, 12/15/34	245,000	176,243
Time Warner Cable, Inc., 6.20%, 07/01/13	750,000	730,116
Time Warner, Inc.
6.88%, 05/01/12	911,000	927,216
7.63%, 04/15/31	777,000	694,269
7.70%, 05/01/32	932,000	838,088
Viacom, Inc.
6.25%, 04/30/16	649,000	569,784
6.88%, 04/30/36	324,000	236,393
Walt Disney Co. (The)
Series B, 6.38%, 03/01/12	139,000	150,227
Series B, 6.20%, 06/20/14	413,000	454,945

		9,389,684

Mining 0.2%
Alcoa, Inc., 5.87%, 02/23/22	625,000	378,444
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	214,112
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	230,390
5.25%, 12/15/15	285,000	274,561
Corp. Nacional del Cobre de Chile, 6.38%, 11/30/12(b)	120,000	126,765
Newmont Mining Corp., 5.88%, 04/01/35	236,000	180,223
Placer Dome, Inc., 6.38%, 03/01/33	139,000	114,195
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	295,000	234,353
5.75%, 06/01/35	206,000	131,552
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	815,181

		2,699,776

Miscellaneous Manufacturing 0.2%
3M Co., 5.70%, 03/15/37	415,000	422,019
Dover Corp., 4.88%, 10/15/15	224,000	227,670
General Electric Co., 5.00%, 02/01/13	929,000	929,104
Honeywell International, Inc.
6.13%, 11/01/11	147,000	159,900
5.40%, 03/15/16	705,000	725,435

		2,464,128

Office/Business Equipment 0.0%
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	283,478
4.75%, 05/15/18	88,000	82,771

		366,249

Oil & Gas 0.8%
Anadarko Finance Co.
6.75%, 05/01/11	118,000	119,068
7.50%, 05/01/31	298,000	232,753
Anadarko Petroleum Corp., 6.45%, 09/15/36	531,000	371,150
Apache Corp.
6.25%, 04/15/12	230,000	244,269
7.63%, 07/01/19	59,000	68,763
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	465,909
Canadian Natural Resources Ltd., 6.25%, 03/15/38	590,000	454,448
Conoco Funding Co., 6.35%, 10/15/11	767,000	829,895
ConocoPhillips
4.75%, 10/15/12	675,000	697,246
5.90%, 10/15/32	177,000	161,509
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	342,798
Devon Energy Corp., 7.95%, 04/15/32	350,000	362,434
Devon Financing Corp. ULC, 6.88%, 09/30/11	643,000	672,446
Hess Corp., 7.30%, 08/15/31	354,000	307,947
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Marathon Oil Corp., 6.80%, 03/15/32	$118,000	$102,225
Motiva Enterprises LLC, 5.20%, 09/15/12(b)	74,000	76,626
Murphy Oil Corp., 6.38%, 05/01/12	59,000	59,477
Nabors Industries, Inc., 5.38%, 08/15/12	41,000	37,867
Occidental Petroleum Corp.
6.75%, 01/15/12	265,000	284,999
7.00%, 11/01/13	500,000	558,248
Pemex Project Funding Master Trust
9.13%, 10/13/10	138,000	147,315
6.63%, 06/15/35	324,000	231,660
PTT PCL, 5.88%, 08/03/35(b)	177,000	140,267
Transocean Ltd., 7.50%, 04/15/31	177,000	161,615
Valero Energy Corp.
6.88%, 04/15/12	590,000	595,459
7.50%, 04/15/32	118,000	92,564
6.63%, 06/15/37	455,000	321,630
XTO Energy, Inc.
4.90%, 02/01/14	147,000	142,809
5.30%, 06/30/15	280,000	266,930
5.65%, 04/01/16	118,000	112,616
6.38%, 06/15/38	610,000	543,484
6.50%, 12/15/18	210,000	208,635

		9,415,061

Oil & Gas Services 0.0%
Halliburton Co., 5.50%, 10/15/10	472,000	490,523

Pharmaceuticals 0.7%
Abbott Laboratories, 5.88%, 05/15/16	481,000	515,849
AstraZeneca PLC
5.40%, 06/01/14	295,000	318,955
5.90%, 09/15/17	400,000	423,535
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,509,705
Eli Lilly & Co.
6.00%, 03/15/12	295,000	323,628
7.13%, 06/01/25	118,000	133,356
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	179,582
Merck & Co., Inc.
4.75%, 03/01/15	354,000	367,434
6.40%, 03/01/28	74,000	76,311
5.95%, 12/01/28	162,000	158,911
Pfizer, Inc., 4.65%, 03/01/18	265,000	261,379
Pharmacia Corp., 6.60%, 12/01/28	177,000	182,514
Schering-Plough Corp., 5.55%, 12/01/13(a)	1,400,000	1,471,427
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	142,000	130,995
Wyeth
5.50%, 02/01/14	678,000	712,182
5.50%, 02/15/16	634,000	644,831
6.50%, 02/01/34	206,000	209,294

		7,619,888

Pipelines 0.5%
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	67,466
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	354,000	362,436
Colonial Pipeline Co., 7.63%, 04/15/32(b)	215,000	218,745
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	1,069,000	1,031,739
Enterprise Products Operating LLC, Series B, 5.60%, 10/15/14	1,194,000	1,104,055
Kern River Funding Corp., 4.89%, 04/30/18(b)	71,825	68,608
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	207,000	215,667
6.75%, 03/15/11	91,000	92,797
5.80%, 03/15/35	206,000	152,840
Plains All American Pipeline LP, 5.63%, 12/15/13	330,000	299,868
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	276,312
Texas Eastern Transmission LP, 7.30%, 12/01/10	1,000,000	1,036,272
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	146,118

		5,072,923

Real Estate 0.0%
Colonial Realty LP, 6.25%, 06/15/14	455,000	311,252
Westfield Capital Corp. Ltd., 5.13%, 11/15/14(b)	153,000	118,262

		429,514

Real Estate Investment Trusts 0.4%
AvalonBay Communities, Inc., 6.63%, 09/15/11	88,000	85,555
Boston Properties LP, 5.00%, 06/01/15	590,000	423,581
Brandywine Operating Partnership LP, 5.63%, 12/15/10	180,000	160,422
Camden Property Trust, 5.00%, 06/15/15	147,000	112,802
Developers Diversified Realty Corp., 5.38%, 10/15/12	295,000	131,732
ERP Operating LP
5.25%, 09/15/14	472,000	378,694
5.38%, 08/01/16	295,000	232,486
HCP, Inc.
6.45%, 06/25/12	56,000	46,470
6.00%, 01/30/17	472,000	317,617
Health Care REIT, Inc., 6.00%, 11/15/13	177,000	141,471
Hospitality Properties Trust, 6.75%, 02/15/13	745,000	451,847
HRPT Properties Trust, 5.75%, 02/15/14	177,000	116,691
iStar Financial, Inc., 5.65%, 09/15/11	254,000	104,140
Liberty Property LP, 7.25%, 03/15/11	38,000	34,007
Simon Property Group LP
4.60%, 06/15/10	236,000	222,526
5.10%, 06/15/15	531,000	405,552
6.10%, 05/01/16	413,000	326,995
Vornado Realty LP, 5.60%, 02/15/11	206,000	192,955
Washington Real Estate Investment Trust, 5.25%, 01/15/14	118,000	88,984

		3,974,527

Retail 0.8%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	896,164
CVS Caremark Corp., 6.25%, 06/01/27	795,000	732,613
Home Depot, Inc., 5.40%, 03/01/16	590,000	530,352
JC Penney Corp., Inc., 5.75%, 02/15/18	900,000	632,928
Kohl’s Corp., 6.30%, 03/01/11	50,000	50,461
Limited Brands, Inc., 6.13%, 12/01/12	147,000	113,959
Lowe’s Cos., Inc., 6.50%, 03/15/29	236,000	229,081
Macy’s Retail Holdings, Inc.
6.63%, 04/01/11	631,000	542,129
5.75%, 07/15/14	442,000	290,409
6.90%, 04/01/29	147,000	74,156
McDonald’s Corp., Series I, 5.35%, 03/01/18	360,000	379,811
Target Corp.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Retail (continued)
10.00%, 01/01/11	$66,000	$71,344
6.35%, 01/15/11	124,000	131,342
7.00%, 07/15/31	174,000	167,056
6.35%, 11/01/32	313,000	292,662
Wal-Mart Stores, Inc.
4.13%, 07/01/10	413,000	425,962
4.13%, 02/15/11	383,000	400,068
5.00%, 04/05/12	1,800,000	1,940,508
7.55%, 02/15/30	118,000	139,297
5.25%, 09/01/35	708,000	636,308
Yum! Brands, Inc., 8.88%, 04/15/11	118,000	125,893

		8,802,503

Savings&Loans 0.0%
Golden West Financial Corp., 4.75%, 10/01/12	156,000	145,086

Software 0.1%
Oracle Corp., 5.25%, 01/15/16	572,000	583,227

Telecommunications 1.8%
America Movil SAB de CV
5.75%, 01/15/15	295,000	282,935
6.38%, 03/01/35	177,000	142,183
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	88,085
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	397,470
AT&T, Inc.
5.30%, 11/15/10	383,000	394,594
6.25%, 03/15/11	475,000	496,135
5.88%, 08/15/12	425,000	448,091
4.95%, 01/15/13	1,500,000	1,521,682
5.10%, 09/15/14	1,003,000	1,006,377
5.63%, 06/15/16	295,000	295,647
6.15%, 09/15/34	1,161,000	1,017,180
BellSouth Corp.
6.00%, 10/15/11	838,000	871,671
5.20%, 09/15/14	501,000	503,864
6.55%, 06/15/34	177,000	164,263
Cisco Systems, Inc.
5.25%, 02/22/11	295,000	311,903
5.50%, 02/22/16	425,000	449,708
5.90%, 02/15/39	500,000	459,409
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	734,754
5.75%, 03/23/16	697,000	683,838
8.25%, 06/15/30	369,000	394,205
Embarq Corp.
6.74%, 06/01/13	767,000	715,228
7.08%, 06/01/16	133,000	119,700
France Telecom SA
7.75%, 03/01/11	383,000	410,190
8.50%, 03/01/31	407,000	513,148
GTE Corp.
6.84%, 04/15/18	206,000	204,003
6.94%, 04/15/28	147,000	131,630
KONINKLIJKE KPN NV, 8.00%, 10/01/10	310,000	320,712
Motorola, Inc.
7.63%, 11/15/10	159,000	151,087
7.50%, 05/15/25	206,000	134,518
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	44,000	47,969
8.75%, 03/01/31	321,000	352,027
Rogers Communications, Inc., 7.25%, 12/15/12	875,000	910,760
Telecom Italia Capital SA
6.20%, 07/18/11	206,000	202,293
4.95%, 09/30/14	295,000	254,712
5.25%, 10/01/15	940,000	792,565
6.00%, 09/30/34	230,000	156,918
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	218,657
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	563,700
5.85%, 09/15/35	118,000	100,255
Verizon Global Funding Corp.
7.25%, 12/01/10	537,000	567,331
6.88%, 06/15/12	295,000	313,128
7.38%, 09/01/12	522,000	564,175
4.38%, 06/01/13	369,000	365,483
7.75%, 12/01/30	1,190,000	1,212,449
Vodafone Group PLC
5.00%, 12/16/13	664,000	672,886
7.88%, 02/15/30	206,000	226,317

		20,885,835

Tobacco 0.1%
Altria Group, Inc., 9.70%, 11/10/18	800,000	870,800
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	397,442
6.38%, 05/16/38	210,000	203,375

		1,471,617

Transportation 0.3%
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	215,000	226,743
7.95%, 08/15/30	206,000	225,320
CSX Corp.
6.75%, 03/15/11	133,000	133,850
5.50%, 08/01/13	507,000	482,955
Norfolk Southern Corp.
6.75%, 02/15/11	964,000	1,010,880
5.59%, 05/17/25	84,000	73,592
Union Pacific Corp.
3.63%, 06/01/10	242,000	241,061
5.38%, 06/01/33	62,000	49,332
6.25%, 05/01/34	236,000	216,066
United Parcel Service of America, Inc.
8.38%, 04/01/20	118,000	145,271
8.38%, 04/01/30	177,000	206,147

		3,011,217

Trucking & Leasing 0.0%(b)
TTX Co., 4.90%, 03/01/15	221,000	195,028

Total Corporate Bonds (cost $253,991,294)		232,196,199

	Principal
	Amount	Value
Municipal Bonds 0.1%
Diversified Financial Services 0.1%
City of Dallas, Texas, 5.50%, 02/15/24(d)	708,000	708,276
State of Illinois, 5.10%, 06/01/33	1,005,000	878,320

		1,586,596

Total Municipal Bonds (cost $1,665,746)		1,586,596

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
Sovereign Bonds 2.6%
BRAZIL 0.4%
Brazilian Government International Bond, 8.00%, 01/15/18	$4,155,000	$4,533,105

CANADA 0.3%
Province of British Columbia Canada, 4.30%, 05/30/13	159,000	166,524
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	945,932
Province of Ontario Canada
4.38%, 02/15/13	428,000	450,473
4.50%, 02/03/15	667,000	691,687
4.75%, 01/19/16	295,000	310,076
Province of Quebec Canada
4.60%, 05/26/15	354,000	366,707
Series PD, 7.50%, 09/15/29	578,000	745,014

		3,676,413

CHILE 0.0%
Chile Government International Bond, 5.50%, 01/15/13	177,000	189,390

CHINA 0.0%
China Government International Bond, 4.75%, 10/29/13	295,000	304,801

ITALY 0.3%
Italian Republic
4.38%, 06/15/13	560,000	569,577
4.50%, 01/21/15	938,000	940,509
4.75%, 01/25/16	413,000	419,313
6.88%, 09/27/23	251,000	286,232
5.38%, 06/15/33	841,000	789,552

		3,005,183

LUXEMBOURG 0.3%
European Investment Bank
4.63%, 05/15/14	895,000	962,252
5.13%, 09/13/16	350,000	371,286
4.63%, 10/20/15	2,325,000	2,515,274

		3,848,812

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	643,000	678,365
6.75%, 09/27/34	1,196,000	1,126,393

		1,804,758

POLAND 0.0%
Poland Government International Bond, 5.00%, 10/19/15	224,000	211,120

REPUBLIC OF KOREA 0.1%
Export-Import Bank of Korea, 5.13%, 02/14/11	354,000	348,234
Republic of Korea, 4.25%, 06/01/13	708,000	686,217

		1,034,451

SOUTH AFRICA 0.0%
South Africa Government International Bond, 6.50%, 06/02/14	206,000	206,000

SPAIN 0.2%
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,770,000	1,830,061

SWEDEN 0.6%
Svensk Exportkredit AB, Series A, 4.88%, 09/29/11	5,899,000	6,207,565

UNITED STATES 0.2%
Inter-American Development Bank
5.00%, 04/05/11	350,000	371,322
5.13%, 09/13/16	235,000	254,876
International Bank for Reconstruction & Development, 7.63%, 01/19/23	973,000	1,327,863

		1,954,061

VENEZUELA 0.0%
Corp Andina de Fomento, 6.88%, 03/15/12	236,000	232,525

Total Sovereign Bonds (cost $27,972,608)		29,038,245

U.S. Government Sponsored & Agency Obligations 28.4%
Federal Home Loan Banks
5.25%, 06/05/17	7,000,000	7,921,431
3.63%, 10/18/13	5,000,000	5,215,220
Federal Home Loan Mortgage Corp.
5.13%, 07/15/12	6,091,000	6,710,363
4.38%, 07/17/15	7,214,000	7,868,050
5.00%, 12/14/18	1,675,000	1,617,352
6.75%, 09/15/29	557,000	736,445
6.25%, 07/15/32	1,245,000	1,582,035
2.75%, 04/11/11	21,235,000	21,775,133
3.88%, 06/29/11	4,840,000	5,087,973
Federal National Mortgage Association
5.13%, 04/15/11	4,796,000	5,135,739
5.38%, 11/15/11	3,501,000	3,840,881
4.63%, 10/15/14	1,779,000	1,959,086
5.00%, 04/15/15	1,628,000	1,825,367
4.38%, 10/15/15	118,000	127,758
5.38%, 06/12/17(c)	8,495,000	9,483,843
Financing Corp. (FICO), 9.80%, 11/30/17	18,000	26,821
Tennessee Valley Authority, Series E, 6.25%, 12/15/17	50,000	58,611
U.S. Treasury Bonds
8.13%, 08/15/19	1,900,000	2,755,000
8.50%, 02/15/20	2,138,000	3,192,301
6.25%, 08/15/23	17,676,000	23,254,988
6.88%, 08/15/25	4,113,000	5,895,730
6.38%, 08/15/27	8,542,000	11,769,270
5.38%, 02/15/31	3,107,000	3,917,247
4.50%, 02/15/36	5,355,000	6,169,967
5.00%, 05/15/37	305,000	379,439
8.00%, 11/15/21	3,710,000	5,489,642
4.50%, 05/15/38	3,180,000	3,712,650
3.50%, 02/15/39	2,035,000	2,010,845
U.S. Treasury Notes
4.50%, 09/30/11	28,100,000	30,549,983
4.63%, 02/29/12	15,297,000	16,841,049
4.75%, 05/31/12	6,465,000	7,169,582
2.75%, 02/28/13	7,500,000	7,903,125
4.00%, 02/15/15	3,250,000	3,635,431
4.88%, 08/15/16	5,172,000	6,085,587
4.63%, 02/15/17	6,365,000	7,395,334
4.50%, 05/15/17	5,775,000	6,648,919
8.75%, 05/15/17	6,524,000	9,410,870
4.25%, 11/15/17	9,545,000	10,827,609
2.00%, 09/30/10	14,000,000	14,279,454
1.25%, 11/30/10	7,785,000	7,847,981
0.88%, 03/31/11	11,635,000	11,650,451
1.88%, 02/28/14(c)	4,000,000	4,043,760
1.75%, 03/31/14	4,655,000	4,671,004
2.75%, 02/15/19	2,910,000	2,925,918
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
U.S. Government Sponsored & Agency Obligations (continued)
United States Treasury Note
4.50%, 04/30/12	$4,000,000	$4,397,500
4.25%, 09/30/12	7,000,000	7,704,921
4.13%, 05/15/15	1,748,000	1,974,284
United States Treasury Notes, 4.50%, 11/15/15	6,372,000	7,389,532

Total U.S. Government Sponsored & Agency Obligations (cost $299,572,183)		322,871,481

U.S. Government Mortgage Backed Agencies 39.7%
Fannie Mae
6.00%, 04/01/18	1,200,000	1,255,874
6.00%, 04/13/39	2,000,000	2,088,750
Fannie Mae Pool
Pool #254548, 5.50%, 12/01/32	2,183,880	2,276,865
Pool #256023, 6.00%, 12/01/35	6,234,185	6,517,953
Pool #257137, 7.00%, 03/01/38	45,586	48,553
Pool #257409, 7.00%, 10/01/38	866,285	922,678
Pool #545556, 7.00%, 04/01/32	42,690	46,002
Pool #545605, 7.00%, 05/01/32	54,079	58,646
Pool #555421, 5.00%, 05/01/33	54,012,364	55,915,456
Pool #560868, 7.50%, 02/01/31	3,844	4,164
Pool #607212, 7.50%, 10/01/31	90,643	98,173
Pool #607559, 6.50%, 11/01/31	2,458	2,612
Pool #607632, 6.50%, 11/01/31	446	474
Pool #651361, 7.00%, 07/01/32	29,995	32,304
Pool #656559, 6.50%, 02/01/33	239,213	253,900
Pool #661664, 7.50%, 09/01/32	79,535	85,738
Pool #681603, 7.00%, 11/01/32	5,628	6,061
Pool #694846, 6.50%, 04/01/33	36,855	38,865
Pool #701261, 7.00%, 04/01/33	4,805	5,156
Pool #725594, 5.50%, 07/01/34	2,218,305	2,309,290
Pool #735141, 5.50%, 01/01/35	8,208,471	8,527,190
Pool #748841, 5.00%, 06/01/22	51,449	53,423
Pool #750229, 6.50%, 10/01/33	223,143	235,309
Pool #788027, 6.50%, 09/01/34	206,732	218,779
Pool #788210, 5.50%, 02/01/21	677,344	707,344
Pool #804847, 4.50%, 01/01/35	311,527	319,038
Pool #807310, 7.00%, 11/01/34	30,144	32,202
Pool #811505, 5.50%, 10/01/20	43,954	45,956
Pool #811558, 5.50%, 03/01/21	733,057	766,441
Pool #811559, 5.50%, 05/01/21	558,304	583,032
Pool #822023, 5.50%, 07/01/20	30,787	32,189
Pool #825811, 5.50%, 09/01/20	15,917	16,641
Pool #826869, 5.50%, 08/01/20	698,921	730,751
Pool #829704, 5.50%, 10/01/20	56,275	58,838
Pool #830670, 5.50%, 12/01/20	29,292	30,626
Pool #832837, 5.50%, 09/01/20	651,097	680,749
Pool #835228, 5.50%, 08/01/20	14,697	15,367
Pool #837194, 5.50%, 02/01/21	29,128	30,454
Pool #838565, 5.50%, 10/01/20	711,035	743,416
Pool #838566, 5.50%, 10/01/20	26,542	27,751
Pool #839100, 5.50%, 11/01/20	19,832	20,735
Pool #839585, 5.50%, 09/01/20	75,083	78,502
Pool #840102, 5.50%, 10/01/20	624,642	653,089
Pool #840486, 5.00%, 01/01/22	73,275	76,086
Pool #840808, 5.50%, 11/01/20	24,249	25,353
Pool #841947, 5.50%, 10/01/20	28,473	29,769
Pool #843102, 5.50%, 10/01/20	19,387	20,269
Pool #845425, 6.00%, 02/01/36	1,182,751	1,237,511
Pool #845489, 5.50%, 06/01/21	15,876	16,579
Pool #847832, 5.50%, 11/01/20	35,164	36,766
Pool #847920, 5.50%, 11/01/20	720,334	753,139
Pool #866142, 5.50%, 01/01/21	64,767	67,636
Pool #867183, 5.50%, 02/01/21	81,869	85,495
Pool #870092, 5.50%, 08/01/21	19,796	20,673
Pool #870296, 5.50%, 03/01/21	17,923	18,717
Pool #878120, 5.50%, 04/01/21	32,014	33,431
Pool #878121, 5.50%, 04/01/21	50,427	52,660
Pool #879115, 5.50%, 05/01/21	101,701	106,206
Pool #880950, 5.50%, 07/01/21	629,037	656,898
Pool #883922, 5.50%, 05/01/21	649,150	677,901
Pool #885440, 5.50%, 05/01/21	16,435	17,162
Pool #888233, 5.00%, 11/01/35	0	0
Pool #888275, 5.50%, 01/01/35	2,492,731	2,598,087
Pool #888635, 5.50%, 09/01/36	2,657,381	2,769,697
Pool #894126, 5.50%, 10/01/21	14,244	14,866
Pool #894441, 5.84%, 08/01/36(a)	8,221,049	8,502,553
Pool #896599, 5.50%, 08/01/21	37,544	39,206
Pool #896605, 5.50%, 08/01/21	25,816	26,959
Pool #899242, 5.00%, 03/01/22	29,101	30,217
Pool #899438, 5.50%, 06/01/22	648,875	677,274
Pool #899472, 5.00%, 06/01/22	95,107	98,756
Pool #899475, 5.00%, 06/01/22	611,393	634,849
Pool #901509, 5.00%, 12/01/21	61,486	63,912
Pool #901957, 5.50%, 10/01/36	73,292	76,161
Pool #902789, 5.50%, 11/01/21	575,535	601,027
Pool #903350, 5.00%, 10/01/21	52,789	54,872
Pool #905586, 5.50%, 12/01/21	628,423	656,257
Pool #906185, 5.97%, 01/01/37(a)	5,601,723	5,822,055
Pool #906205, 5.50%, 01/01/22	21,495	22,433
Pool #906317, 5.50%, 01/01/22	36,556	38,156
Pool #906708, 5.00%, 12/01/21	642,586	667,942
Pool #907252, 7.00%, 12/01/36	865,483	922,897
Pool #912845, 5.00%, 04/01/22	74,389	77,324
Pool #912981, 5.00%, 03/01/22	76,696	79,638
Pool #913174, 6.50%, 03/01/37	1,257,258	1,325,931
Pool #913323, 5.50%, 04/01/22	20,475	21,371
Pool #913331, 5.50%, 05/01/22	68,893	71,908
Pool #913889, 5.50%, 03/01/22	543,438	567,508
Pool #914324, 5.00%, 03/01/22	27,750	28,814
Pool #914385, 5.50%, 03/01/22	19,760	20,625
Pool #914758, 5.00%, 04/01/22	555,860	577,185
Pool #915144, 5.00%, 04/01/22	790,766	821,104
Pool #917163, 5.00%, 06/01/22	111,529	115,808
Pool #917688, 5.00%, 04/01/22	82,165	85,318
Pool #918552, 5.00%, 06/01/22	771,551	801,151
Pool #918699, 5.00%, 06/01/22	599,841	622,853
Pool #922420, 6.50%, 11/01/36	2,568,230	2,708,655
Pool #923092, 5.00%, 03/01/22	580,516	602,787
Pool #923834, 7.00%, 04/01/37	919,306	979,060
Pool #925172, 7.00%, 08/01/37	843,002	897,796
Pool #928106, 5.50%, 02/01/22	1,071,378	1,118,269
Pool #928940, 7.00%, 12/01/37	834,965	889,236
Pool #929329, 6.00%, 04/01/38	700,855	732,826
Pool #933482, 6.50%, 03/01/38	2,891,943	3,049,905
Pool #939453, 5.00%, 06/01/22	784,982	815,098
Pool #939673, 5.50%, 06/01/22	158,399	165,332
Pool #940903, 5.00%, 06/01/22	75,227	78,113
Pool #941632, 5.00%, 06/01/22	93,332	96,913
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #947831, 7.00%, 10/01/37	$923,958	$984,014
Pool #955194, 7.00%, 11/01/37	1,751,080	1,864,898
Pool #955760, 6.00%, 10/01/37	12,577,441	13,151,193
Pool #968119, 6.50%, 02/01/38	147,459	155,513
Pool #983370, 6.50%, 08/01/38	1,806,583	1,905,261
Pool #987084, 6.50%, 08/01/38	2,190,981	2,310,655
Pool #988429, 6.50%, 09/01/38	1,700,882	1,793,787
Pool #990654, 6.50%, 09/01/38	2,251,359	2,374,331
Pool #990810, 7.00%, 10/01/38	1,044,932	1,112,954
Pool #991623, 6.50%, 11/01/38	3,155,797	3,328,171
Pool #991914, 6.50%, 11/01/38	1,439,575	1,518,206
Pool #991928, 6.50%, 11/01/38	1,330,809	1,403,499
Pool #992240, 6.50%, 11/01/38	1,301,373	1,372,456
Federal Home Loan Mortgage Corp. TBA
4.50%, 04/16/24	2,000,000	1,914,500
5.50%, 04/16/24	5,000,000	5,212,500
4.50%, 04/01/34	3,000,000	3,061,875
5.50%, 04/13/39	1,300,000	1,396,812
6.00%, 04/13/39	62,200,000	65,018,406
Federal National Mortgage Association TBA
4.50%, 04/15/18	3,600,000	3,663,563
4.00%, 04/16/24	4,900,000	4,981,154
5.00%, 05/01/24	4,100,000	4,239,654
Freddie Mac Gold Pool
Pool #A10212, 6.50%, 06/01/33	25,993	27,578
Pool #A16201, 7.00%, 08/01/29	23,667	25,696
Pool #A16419, 6.50%, 11/01/33	48,090	51,021
Pool #A16522, 6.50%, 12/01/33	348,448	369,688
Pool #A17177, 6.50%, 12/01/33	28,917	30,679
Pool #A17262, 6.50%, 12/01/33	71,270	75,615
Pool #A18212, 7.00%, 11/01/29	235,597	255,795
Pool #A21356, 6.50%, 04/01/34	221,748	234,849
Pool #A22067, 6.50%, 05/01/34	292,844	310,146
Pool #A24301, 6.50%, 05/01/34	161,469	171,009
Pool #A24988, 6.50%, 07/01/34	150,466	159,355
Pool #A31989, 6.50%, 04/01/35	84,697	89,489
Pool #A33137, 6.50%, 01/01/35	61,207	64,824
Pool #A37135, 5.50%, 09/01/35	3,584,154	3,727,136
Pool #A37533, 4.50%, 09/01/35	247,484	252,980
Pool #A38255, 5.50%, 10/01/35	3,183,990	3,311,007
Pool #A38531, 5.50%, 10/01/35	3,816,544	3,968,795
Pool #A38667, 5.50%, 10/01/35	2,769,152	2,879,620
Pool #A38817, 6.50%, 05/01/35	12,359	13,043
Pool #A39759, 5.50%, 11/01/35	216,615	225,257
Pool #A40141, 6.50%, 11/01/35	127,156	134,351
Pool #A40376, 5.50%, 12/01/35	198,094	205,997
Pool #A41326, 5.50%, 01/01/36	1,049,807	1,091,686
Pool #A41354, 5.50%, 01/01/36	7,258,269	7,547,820
Pool #A41548, 7.00%, 01/01/36	220,903	235,517
Pool #A42298, 4.50%, 01/01/36	417,722	426,999
Pool #A42305, 5.50%, 01/01/36	1,473,608	1,530,782
Pool #A42332, 5.50%, 01/01/36	354,925	369,084
Pool #A43452, 5.50%, 03/01/36	180,882	187,900
Pool #A43672, 6.50%, 02/01/36	66,000	69,662
Pool #A43757, 5.50%, 03/01/36	1,735,153	1,802,475
Pool #A43861, 5.50%, 03/01/36	4,120,664	4,280,541
Pool #A43884, 5.50%, 03/01/36	2,704,578	2,812,471
Pool #A43885, 5.50%, 03/01/36	2,259,408	2,347,070
Pool #A43886, 5.50%, 03/01/36	3,732,419	3,877,233
Pool #A44534, 5.00%, 04/01/36	231,094	238,688
Pool #A44743, 5.00%, 04/01/36	190,743	197,219
Pool #A46718, 4.50%, 08/01/35	1,043,723	1,066,901
Pool #A46935, 6.50%, 09/01/35	126,611	133,775
Pool #A47036, 4.50%, 09/01/35	331,734	339,101
Pool #A47682, 6.50%, 11/01/35	528,770	558,689
Pool #A48303, 7.00%, 02/01/36	104,664	111,208
Pool #A48378, 5.50%, 03/01/36	1,824,593	1,895,385
Pool #A48379, 5.50%, 03/01/36	7,237,372	7,518,173
Pool #A48700, 4.50%, 05/01/36	158,307	161,798
Pool #A48735, 5.50%, 05/01/36	452,046	469,585
Pool #A48911, 5.50%, 05/01/36	604,430	627,882
Pool #A48976, 5.50%, 05/01/36	5,500,891	5,714,319
Pool #A49637, 5.00%, 06/01/36	916,971	947,104
Pool #A49960, 7.00%, 06/01/36	36,368	38,642
Pool #A53039, 6.50%, 10/01/36	440,648	465,099
Pool #A53219, 6.50%, 10/01/36	401,462	423,739
Pool #A73116, 6.50%, 02/01/38	2,473,435	2,610,542
Pool #A81705, 6.50%, 09/01/38	3,511,602	3,706,258
Pool #A82078, 6.50%, 09/01/38	3,103,608	3,275,647
Pool #A82676, 6.50%, 10/01/38	751,993	793,678
Pool #B15071, 6.00%, 06/01/17	246,978	260,310
Pool #B16087, 6.00%, 08/01/19	158,923	166,633
Pool #C00351, 8.00%, 07/01/24	2,268	2,478
Pool #C00566, 7.50%, 12/01/27	9,335	10,185
Pool #C00678, 7.00%, 11/01/28	13,230	14,375
Pool #C00836, 7.00%, 07/01/29	5,170	5,613
Pool #C00921, 7.50%, 02/01/30	7,052	7,646
Pool #C01051, 8.00%, 09/01/30	12,631	13,780
Pool #C01103, 7.50%, 12/01/30	5,919	6,273
Pool #C01106, 7.00%, 12/01/30	67,235	72,785
Pool #C01116, 7.50%, 01/01/31	5,697	6,177
Pool #C01209, 8.00%, 06/01/31	2,957	3,227
Pool #C01222, 7.00%, 09/01/31	11,374	12,259
Pool #C01305, 7.50%, 12/01/31	6,378	6,906
Pool #C01345, 7.00%, 04/01/32	50,062	53,789
Pool #C01370, 8.00%, 04/01/32	10,471	11,378
Pool #C01381, 8.00%, 05/01/32	59,905	65,083
Pool #C01806, 7.00%, 01/01/34	67,098	71,071
Pool #C01851, 6.50%, 04/01/34	208,004	220,294
Pool #C18271, 7.00%, 11/01/28	7,337	7,972
Pool #C31282, 7.00%, 09/01/29	1,098	1,192
Pool #C31285, 7.00%, 09/01/29	13,045	14,163
Pool #C32914, 8.00%, 11/01/29	5,934	6,483
Pool #C36306, 7.00%, 02/01/30	7,063	7,646
Pool #C36429, 7.00%, 02/01/30	6,313	6,834
Pool #C37436, 8.00%, 01/01/30	7,543	8,241
Pool #C37703, 7.50%, 04/01/30	4,913	5,327
Pool #C41561, 8.00%, 08/01/30	4,451	4,857
Pool #C43550, 7.00%, 10/01/30	11,333	12,269
Pool #C43967, 8.00%, 10/01/30	50,841	55,468
Pool #C44017, 7.50%, 10/01/30	1,017	1,103
Pool #C44957, 8.00%, 11/01/30	7,617	8,310
Pool #C44978, 7.00%, 11/01/30	2,209	2,391
Pool #C46932, 7.50%, 01/01/31	9,772	10,595
Pool #C47287, 7.50%, 02/01/31	7,783	8,439
Pool #C48206, 7.50%, 03/01/31	15,672	16,992
Pool #C48851, 7.00%, 03/01/31	9,764	10,524
Pool #C53324, 7.00%, 06/01/31	15,217	16,401
Pool #C54792, 7.00%, 07/01/31	75,043	80,882
Pool #C55071, 7.50%, 07/01/31	873	945
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #C58647, 7.00%, 10/01/31	$3,373	$3,635
Pool #C58694, 7.00%, 10/01/31	22,742	24,512
Pool #C60012, 7.00%, 11/01/31	2,933	3,162
Pool #C61105, 7.00%, 12/01/31	10,969	11,822
Pool #C61298, 8.00%, 11/01/31	7,404	8,044
Pool #C62218, 7.00%, 01/01/32	14,381	15,500
Pool #C63171, 7.00%, 01/01/32	35,740	38,521
Pool #C64121, 7.50%, 02/01/32	8,180	8,858
Pool #C65717, 7.50%, 04/01/32	11,132	12,017
Pool #C66744, 7.00%, 04/01/32	2,576	2,768
Pool #C66916, 7.00%, 05/01/32	37,131	39,895
Pool #C67235, 7.00%, 05/01/32	93,299	100,245
Pool #C67259, 7.00%, 05/01/32	4,200	4,513
Pool #C68290, 7.00%, 06/01/32	13,675	14,693
Pool #C68300, 7.00%, 06/01/32	68,682	73,795
Pool #C68307, 8.00%, 06/01/32	3,863	4,197
Pool #C68988, 7.50%, 07/01/32	4,564	4,927
Pool #C69908, 7.00%, 08/01/32	62,982	67,671
Pool #C70211, 7.00%, 08/01/32	60,228	64,712
Pool #C71089, 7.50%, 09/01/32	16,443	17,750
Pool #C72160, 7.50%, 10/01/32	4,393	4,743
Pool #C77531, 6.50%, 02/01/33	99,532	105,723
Pool #C90559, 7.00%, 05/01/22	0	0
Pool #D60780, 8.00%, 06/01/25	5,042	5,523
Pool #D64617, 8.00%, 10/01/25	27,923	30,479
Pool #D82854, 7.00%, 10/01/27	5,341	5,801
Pool #E00394, 7.50%, 09/01/10	10,882	11,248
Pool #E00507, 7.50%, 09/01/12	1,825	1,911
Pool #E00677, 6.00%, 06/01/14	72,276	75,224
Pool #E00802, 7.50%, 02/01/15	37,308	39,195
Pool #E00938, 7.00%, 01/01/16	18,325	19,340
Pool #E00975, 6.00%, 05/01/16	52,088	54,436
Pool #E00985, 6.00%, 06/01/16	29,105	30,420
Pool #E00987, 6.50%, 06/01/16	25,851	27,045
Pool #E00996, 6.50%, 07/01/16	3,131	3,276
Pool #E01083, 7.00%, 11/01/16	5,766	6,081
Pool #E01095, 6.00%, 01/01/17	11,970	12,518
Pool #E01127, 6.50%, 02/01/17	18,920	19,808
Pool #E01137, 6.00%, 03/01/17	18,107	18,939
Pool #E01138, 6.50%, 03/01/17	9,783	10,246
Pool #E01139, 6.00%, 04/01/17	82,405	86,204
Pool #E01140, 6.00%, 05/01/17	71,528	74,831
Pool #E01156, 6.50%, 05/01/17	28,295	29,637
Pool #E01157, 6.00%, 06/01/17	50,469	52,804
Pool #E01205, 6.50%, 08/01/17	20,630	21,609
Pool #E69050, 6.00%, 02/01/13	28,112	29,524
Pool #E72896, 7.00%, 10/01/13	13,862	14,530
Pool #E81394, 7.50%, 10/01/15	11,561	12,214
Pool #E81396, 7.00%, 10/01/15	1,338	1,412
Pool #E82132, 7.00%, 01/01/16	3,805	4,017
Pool #E82815, 6.00%, 03/01/16	13,107	13,790
Pool #E83046, 7.00%, 04/01/16	1,992	2,103
Pool #E83231, 6.00%, 04/01/16	3,668	3,866
Pool #E83233, 6.00%, 04/01/16	9,540	10,055
Pool #E83355, 6.00%, 05/01/16	13,843	14,590
Pool #E83636, 6.00%, 05/01/16	23,356	24,617
Pool #E83933, 6.50%, 05/01/16	1,035	1,088
Pool #E84097, 6.50%, 12/01/15	4,005	4,208
Pool #E84236, 6.50%, 06/01/16	6,782	7,126
Pool #E84912, 6.50%, 08/01/16	15,181	15,951
Pool #E85117, 6.50%, 08/01/16	8,774	9,219
Pool #E85387, 6.00%, 09/01/16	32,425	34,175
Pool #E85800, 6.50%, 10/01/16	5,805	6,099
Pool #E86183, 6.00%, 11/01/16	4,490	4,733
Pool #E86533, 6.00%, 12/01/16	8,698	9,167
Pool #E86995, 6.50%, 01/01/17	31,456	33,051
Pool #E87291, 6.50%, 01/01/17	37,656	39,566
Pool #E87446, 6.50%, 01/01/17	5,688	5,968
Pool #E87584, 6.00%, 01/01/17	9,160	9,654
Pool #E88055, 6.50%, 02/01/17	59,832	62,782
Pool #E88076, 6.00%, 02/01/17	10,177	10,720
Pool #E88106, 6.50%, 02/01/17	37,140	38,971
Pool #E88134, 6.00%, 03/01/17	3,169	3,339
Pool #E88474, 6.00%, 03/01/17	17,916	18,872
Pool #E88729, 6.00%, 04/01/17	12,871	13,558
Pool #E88768, 6.00%, 03/01/17	50,375	53,094
Pool #E89149, 6.00%, 04/01/17	22,650	23,858
Pool #E89151, 6.00%, 04/01/17	14,660	15,442
Pool #E89203, 6.50%, 04/01/17	8,002	8,396
Pool #E89217, 6.00%, 04/01/17	12,796	13,479
Pool #E89222, 6.00%, 04/01/17	82,778	87,195
Pool #E89347, 6.00%, 04/01/17	4,489	4,729
Pool #E89496, 6.00%, 04/01/17	18,297	19,273
Pool #E89530, 6.00%, 05/01/17	47,957	50,516
Pool #E89746, 6.00%, 05/01/17	114,531	120,641
Pool #E89788, 6.00%, 05/01/17	11,190	11,787
Pool #E89909, 6.00%, 05/01/17	18,528	19,516
Pool #E89924, 6.50%, 05/01/17	56,926	59,733
Pool #E90194, 6.00%, 06/01/17	14,336	15,101
Pool #E90227, 6.00%, 06/01/17	11,384	11,991
Pool #E90313, 6.00%, 06/01/17	6,025	6,347
Pool #E90594, 6.00%, 07/01/17	45,481	47,908
Pool #E90645, 6.00%, 07/01/17	79,280	83,510
Pool #E90667, 6.00%, 07/01/17	13,013	13,707
Pool #G01108, 7.00%, 04/01/30	4,370	4,745
Pool #G01217, 7.00%, 03/01/31	59,710	64,639
Pool #G01309, 7.00%, 08/01/31	15,188	16,370
Pool #G01311, 7.00%, 09/01/31	92,969	100,643
Pool #G01315, 7.00%, 09/01/31	3,539	3,831
Pool #G01391, 7.00%, 04/01/32	149,477	161,816
Pool #G01449, 7.00%, 07/01/32	106,317	115,093
Pool #G01536, 7.00%, 03/01/33	78,480	83,126
Pool #G01741, 6.50%, 10/01/34	150,713	160,088
Pool #G01837, 5.00%, 07/01/35	4,214,056	4,357,145
Pool #G01890, 4.50%, 10/01/35	661,275	675,960
Pool #G01947, 7.00%, 05/01/35	123,349	132,532
Pool #G02045, 4.50%, 10/01/35	238,966	244,273
Pool #G02186, 5.00%, 05/01/36	16,839,626	17,411,417
Pool #G02220, 4.50%, 01/01/36	211,255	215,946
Pool #G02342, 5.00%, 10/01/36	1,334,699	1,378,559
Pool #G08023, 6.50%, 11/01/34	232,792	246,545
Pool #G08064, 6.50%, 04/01/35	149,199	157,641
Pool #G08073, 5.50%, 08/01/35	2,140,314	2,225,697
Pool #G08088, 6.50%, 10/01/35	810,399	856,253
Pool #G08095, 5.50%, 11/01/35	632,722	657,963
Pool #G08105, 5.50%, 01/01/36	7,515,348	7,815,154
Pool #G08109, 4.50%, 11/01/35	345,034	352,696
Pool #G08111, 5.50%, 02/01/36	5,375,627	5,584,195
Pool #G08116, 5.50%, 03/01/36	1,071,621	1,113,199
Pool #G10399, 6.50%, 07/01/09	23	23
Pool #G10749, 6.00%, 10/01/12	42,077	44,151
Pool #G10940, 6.50%, 11/01/11	5,729	5,884
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #G11001, 6.50%, 03/01/15	$26,108	$27,448
Pool #G11003, 7.50%, 04/01/15	1,977	2,085
Pool #G11130, 6.00%, 12/01/11	47,376	49,158
Pool #G11164, 7.00%, 05/01/15	6,465	6,814
Pool #G11207, 7.00%, 11/01/16	16,111	17,008
Pool #G11409, 6.00%, 05/01/17	109,576	115,490
Pool #G11434, 6.50%, 01/01/18	29,219	30,700
Pool #G11458, 6.00%, 09/01/17	33,665	35,387
Pool #G11612, 6.00%, 04/01/14	24,321	25,217
Pool #G11972, 6.00%, 04/01/16	210,564	221,535
Pool #G12245, 6.00%, 07/01/21	131,995	138,398
Pool #G12310, 5.50%, 08/01/21	106,773	111,469
Pool #G12348, 6.00%, 08/01/21	264,222	277,039
Pool #G12412, 5.50%, 11/01/21	140,426	146,602
Pool #G18007, 6.00%, 07/01/19	61,240	64,211
Pool #G18062, 6.00%, 06/01/20	119,454	125,249
Pool #G18096, 5.50%, 01/01/21	102,053	106,509
Pool #G18122, 5.00%, 06/01/21	207,741	215,873
Pool #G18123, 5.50%, 06/01/21	378,021	394,646
Pool #J00718, 5.00%, 12/01/20	1,167,077	1,214,222
Pool #J00854, 5.00%, 01/01/21	675,449	702,734
Pool #J00871, 5.00%, 01/01/21	270,675	281,609
Pool #J00935, 5.00%, 12/01/20	117,637	122,389
Pool #J01049, 5.00%, 01/01/21	2,505,790	2,607,013
Pool #J01189, 5.00%, 02/01/21	162,979	169,359
Pool #J01256, 5.00%, 03/01/21	144,971	150,646
Pool #J01279, 5.50%, 02/01/21	236,371	246,766
Pool #J01414, 5.00%, 03/01/21	117,181	121,768
Pool #J01570, 5.50%, 04/01/21	160,725	167,744
Pool #J01576, 5.00%, 04/01/21	710,700	738,521
Pool #J01633, 5.50%, 04/01/21	704,057	735,021
Pool #J01757, 5.00%, 05/01/21	278,991	289,913
Pool #J01771, 5.00%, 05/01/21	200,324	208,166
Pool #J01833, 5.00%, 05/01/21	123,141	127,961
Pool #J01879, 5.00%, 05/01/21	243,081	252,597
Pool #J01980, 6.00%, 06/01/21	151,252	158,589
Pool #J03028, 5.50%, 07/01/21	137,892	143,957
Pool #J03074, 5.00%, 07/01/21	191,066	198,545
Pool #J06015, 5.00%, 05/01/21	228,698	237,651
Pool #M80898, 4.50%, 02/01/11	338,843	347,670
Pool #M80904, 4.50%, 03/01/11	218,026	220,864
Pool #M80917, 4.50%, 05/01/11	52,922	54,301
Pool #M80926, 4.50%, 07/01/11	201,510	207,917
Pool #M80934, 4.50%, 08/01/11	257,048	260,395
Pool #M80981, 4.50%, 07/01/12	112,025	113,622
Pool #M81009, 4.50%, 02/01/13	140,755	142,587
Freddie Mac Non Gold Pool(a)
Pool #1G1945, 5.73%, 05/01/37	8,923,160	9,258,647
Pool #1J1593, 5.74%, 04/01/37	9,281,123	9,642,336
Pool #1J1594, 5.86%, 04/01/37	10,652,738	11,077,669
Ginnie Mae I Pool
Pool #279461, 9.00%, 11/15/19	2,671	2,885
Pool #376510, 7.00%, 05/15/24	7,295	7,804
Pool #416538, 7.00%, 10/15/29	1,787	1,921
Pool #434505, 7.50%, 08/15/29	1,945	2,098
Pool #457801, 7.00%, 08/15/28	12,432	13,340
Pool #470643, 7.00%, 07/15/29	19,125	20,558
Pool #485879, 7.00%, 08/15/31	26,227	28,211
Pool #486019, 7.50%, 01/15/31	4,602	4,952
Pool #486921, 5.50%, 02/15/35	177,486	184,965
Pool #486936, 6.50%, 02/15/29	8,512	9,064
Pool #487053, 7.00%, 03/15/29	11,660	12,533
Pool #502969, 6.00%, 03/15/29	29,661	31,226
Pool #507396, 7.50%, 09/15/30	103,362	111,202
Pool #508473, 7.50%, 04/15/31	15,776	16,977
Pool #509099, 7.00%, 06/15/29	7,247	7,790
Pool #524269, 8.00%, 11/15/29	10,620	11,550
Pool #525561, 8.00%, 01/15/30	4,028	4,382
Pool #528589, 6.50%, 03/15/31	91,594	97,525
Pool #531352, 7.50%, 09/15/30	13,821	14,870
Pool #535388, 7.50%, 01/15/31	4,243	4,566
Pool #536334, 7.50%, 10/15/30	1,216	1,308
Pool #537406, 7.50%, 02/15/31	2,764	2,974
Pool #540659, 7.00%, 01/15/31	1,173	1,262
Pool #544470, 8.00%, 04/15/31	4,433	4,804
Pool #547948, 6.50%, 11/15/31	9,816	10,452
Pool #549742, 7.00%, 07/15/31	7,147	7,688
Pool #550991, 6.50%, 10/15/31	11,289	12,020
Pool #552474, 7.00%, 03/15/32	16,131	17,238
Pool #552616, 7.00%, 06/15/32	81,885	87,504
Pool #552903, 6.50%, 11/15/32	438,354	466,195
Pool #552952, 6.00%, 12/15/32	63,441	66,768
Pool #553144, 5.50%, 04/15/33	279,198	291,836
Pool #553320, 6.00%, 06/15/33	140,934	148,238
Pool #555125, 7.00%, 09/15/31	5,166	5,557
Pool #555171, 6.50%, 12/15/31	4,119	4,385
Pool #564799, 6.00%, 03/15/34	685,518	719,333
Pool #568715, 7.00%, 05/15/32	83,370	89,092
Pool #570022, 7.00%, 07/15/32	132,339	141,422
Pool #571267, 7.00%, 10/15/31	3,217	3,460
Pool #572554, 6.50%, 09/15/31	183,449	195,330
Pool #572733, 6.00%, 07/15/33	29,104	30,613
Pool #573916, 6.00%, 11/15/33	141,929	149,285
Pool #574837, 7.50%, 11/15/31	3,323	3,576
Pool #580972, 6.50%, 02/15/32	7,121	7,574
Pool #583645, 8.00%, 07/15/32	13,081	14,182
Pool #588192, 6.00%, 02/15/33	35,812	37,668
Pool #595077, 6.00%, 10/15/32	77,075	81,118
Pool #596657, 7.00%, 10/15/32	7,103	7,591
Pool #602102, 6.00%, 02/15/33	93,047	97,869
Pool #603520, 6.00%, 03/15/33	87,464	91,997
Pool #604243, 6.00%, 04/15/33	159,731	168,009
Pool #604788, 6.50%, 11/15/33	265,785	279,676
Pool #604875, 6.00%, 12/15/33	311,280	327,413
Pool #606308, 5.50%, 05/15/36	504,943	526,379
Pool #606314, 5.50%, 05/15/36	242,027	252,302
Pool #611526, 6.00%, 05/15/33	70,711	74,376
Pool #621856, 6.00%, 01/15/34	118,581	124,430
Pool #630038, 6.50%, 08/15/34	282,475	297,062
Pool #631924, 6.00%, 05/15/33	147,167	154,794
Pool #641734, 4.50%, 09/15/35	1,183,121	1,212,536
Pool #646799, 4.50%, 07/15/35	166,568	170,709
Pool #649454, 5.50%, 09/15/35	1,589,614	1,659,084
Pool #649510, 5.50%, 10/15/35	2,488,916	2,597,688
Pool #649513, 5.50%, 10/15/35	3,392,527	3,540,789
Pool #652207, 5.50%, 03/15/36	3,037,353	3,166,297
Pool #652539, 5.00%, 05/15/36	219,550	228,207
Pool #653598, 5.50%, 05/15/36	804,350	838,497
Pool #655519, 5.00%, 05/15/36	444,316	461,834
Pool #657912, 6.50%, 08/15/36	195,500	205,443
Pool #781014, 6.00%, 04/15/29	25,221	26,519
Pool #781124, 7.00%, 12/15/29	46,230	49,652
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #781287, 7.00%, 05/15/31	$26,210	$28,183
Pool #781319, 7.00%, 07/15/31	8,366	8,998
Pool #781328, 7.00%, 09/15/31	24,602	26,453
Pool #781380, 7.50%, 12/15/31	7,455	7,867
Pool #781401, 7.50%, 02/15/32	21,780	23,435
Pool #781429, 8.00%, 03/15/32	19,932	21,684
Pool #781431, 7.00%, 04/15/32	92,630	99,580
Pool #781478, 7.50%, 03/15/32	12,877	14,014
Pool #781481, 7.50%, 01/15/32	38,954	41,927
Pool #781688, 6.00%, 12/15/33	294,870	309,089
Pool #781690, 6.00%, 12/15/33	129,372	135,630
Pool #781699, 7.00%, 12/15/33	49,105	52,817
Pool #781804, 6.00%, 09/15/34	448,939	470,083
Pool #781847, 6.00%, 12/15/34	392,324	410,775
Pool #781902, 6.00%, 02/15/35	383,796	401,829
Pool #781916, 6.50%, 03/15/32	495,155	528,119
Pool #781933, 6.00%, 06/15/35	68,623	71,841
Government National Mortgage Association TBA
5.00%, 04/15/37	6,200,000	6,284,870
4.50%, 05/19/39	100,000	101,938
6.00%, 05/19/39	2,400,000	2,500,500

Total U.S. Government Mortgage Backed Agencies (cost $437,982,058)		450,872,744

Yankee Dollars 0.9%
Banks 0.1%
Inter-American Development Bank, 6.80%, 10/15/25	413,000	559,951
National Australia Bank Ltd., Series A, 8.60%, 05/19/10	177,000	181,618
Westpac Banking Corp., 4.63%, 06/01/18	147,000	138,943

		880,512

Chemicals 0.0%
Potash Corp. of Saskatchewan, Inc.
7.75%, 05/31/11	41,000	44,059
4.88%, 03/01/13	165,000	162,100

		206,159

Diversified Financial Services 0.0%
ConocoPhillips Canada Funding Co.I, 5.63%, 10/15/16	365,000	377,989

Electric 0.1%
Hydro Quebec
8.40%, 01/15/22	220,000	304,791
8.88%, 03/01/26	156,000	225,579

		530,370

Insurance 0.0%
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	74,000	56,809

Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	73,800
Rio Tinto Alcan, Inc.
6.45%, 03/15/11	44,000	42,678
4.50%, 05/15/13	372,000	314,514
Teck Cominco Ltd., 6.13%, 10/01/35	147,000	72,030
Vale Inco Ltd., 7.75%, 05/15/12	177,000	183,967
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	103,917

		790,906

Oil & Gas 0.3%
Burlington Resources Finance Co.
6.40%, 08/15/11	124,000	132,305
6.50%, 12/01/11	206,000	222,027
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	253,143
EnCana Corp.
4.75%, 10/15/13	339,000	324,486
6.50%, 08/15/34	350,000	287,798
Nexen, Inc.
5.05%, 11/20/13	295,000	271,700
5.20%, 03/10/15	350,000	300,130
5.88%, 03/10/35	133,000	87,996
6.40%, 05/15/37	350,000	248,243
Petro-Canada, 5.95%, 05/15/35	271,000	184,959
StatoilHydro ASA, 6.80%, 01/15/28	650,000	669,462
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	108,414
5.75%, 05/15/35	350,000	235,744

		3,326,407

Oil & Gas Services 0.0%
Weatherford International Ltd., 5.50%, 02/15/16	74,000	62,621

Pharmaceuticals 0.0%
AstraZeneca PLC, 6.45%, 09/15/37	200,000	207,457

Pipelines 0.2%
Enbridge, Inc., 5.60%, 04/01/17	1,500,000	1,263,937
TransCanada Pipelines Ltd., 5.85%, 03/15/36	750,000	603,283

		1,867,220

Real Estate 0.0%
Brookfield Asset Management, Inc., 5.75%, 03/01/10	180,000	173,934

Transportation 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	1,042,891
6.90%, 07/15/28	242,000	257,767
6.20%, 06/01/36	236,000	236,284

		1,536,942

Total Yankee Dollars (cost $10,927,418)		10,017,326

Repurchase Agreements 13.4%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $63,871,827, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $65,148,757	63,871,331	63,871,331
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $13,383,557, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $13,642,258 (e)	13,374,763	13,374,763
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value
Repurchase Agreements (continued)
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $74,401,012, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $75,888,632	$74,400,619	$74,400,619

Total Repurchase Agreements (cost $151,646,713)		151,646,713

Total Investments (cost $1,252,493,345) (f) — 110.8%		1,257,243,094
Liabilities in excess of other assets — (10.8)%		(122,059,144)

NET ASSETS — 100.0%		$1,135,183,950

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $7,513,253 which represents 0.66% of net assets.

(c)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $13,109,387.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2009.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $13,374,763.

(f)	At March 31, 2009, the tax basis cost of the fund’s investments was $1,253,973,840 tax unrealized appreciation and depreciation were $40,594,638 and $(37,325,384) respectively.

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

FICO	Fair Isaac Corporation

LLC	Limited Liability Co.

LP	Limited Partnership

Ltd	Limited

NA	National Association

NV	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Co.

REIT	Real Estate Investment Trust

SA	Stock Company

TBA	To Be Announced.

UK	United Kingdom

ULC	Unlimited Liability Co.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Cardinal Aggressive Fund

		Market
	Shares	Value
Mutual Funds 100.0%(a)
Equity Funds 95.1%
NVIT Multi-Manager International Growth Fund, Class Y	200,656	$1,187,882
NVIT Multi-Manager International Value Fund, Class Y	183,829	1,191,211
NVIT Multi-Manager Large Cap Growth Fund, Class Y	242,799	1,566,053
NVIT Multi-Manager Large Cap Value Fund, Class Y	268,934	1,573,263
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	92,060	585,499
NVIT Multi-Manager Mid Cap Value Fund, Class Y	93,844	589,343
NVIT Multi-Manager Small Cap Growth Fund, Class Y	35,693	313,024
NVIT Multi-Manager Small Cap Value Fund, Class Y	56,535	314,900
NVIT Multi-Manager Small Company Fund, Class Y	16,639	157,069

		7,478,244

Fixed Income Funds 4.9%
NVIT Core Bond Fund, Class Y	19,839	193,830
NVIT Core Plus Bond Fund, Class Y	19,860	194,227

		388,057

Total Mutual Funds (cost $10,067,605)		7,866,301

Total Investments (cost $10,067,605) (b) — 100.0%		7,866,301

Liabilities in excess of other assets — 0.0%		(3,340)

NET ASSETS — 100.0%		$7,862,961

(a)	Investment in affiliates.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $10,945,424, tax unrealized appreciation and depreciation were $1,931 and $(3,081,054) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Cardinal Balanced Fund

		Market
	Shares	Value
Mutual Funds 100.0%(a)
Equity Funds 50.4%
NVIT Multi-Manager International Growth Fund, Class Y	2,007,804	$11,886,201
NVIT Multi-Manager International Value Fund, Class Y	1,839,409	11,919,369
NVIT Multi-Manager Large Cap Growth Fund, Class Y	3,796,266	24,485,916
NVIT Multi-Manager Large Cap Value Fund, Class Y	4,204,818	24,598,187
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,535,370	9,764,952
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,565,095	9,828,799
NVIT Multi-Manager Small Cap Growth Fund, Class Y	223,228	1,957,709
NVIT Multi-Manager Small Cap Value Fund, Class Y	353,572	1,969,396
NVIT Multi-Manager Small Company Fund, Class Y	208,119	1,964,648

		98,375,177

Fixed Income Funds 43.7%
NVIT Core Bond Fund, Class Y	2,978,004	29,095,098
NVIT Core Plus Bond Fund, Class Y	2,981,035	29,154,519
NVIT Short-Term Bond Fund, Class Y	2,731,876	27,182,164

		85,431,781

Money Market Fund 5.9%
NVIT Money Market Fund, Class Y	11,626,173	11,626,173

Total Mutual Funds (cost $218,348,442)		195,433,131

Total Investments (cost $218,348,442) (b) — 100.0%		195,433,131

Liabilities in excess of other assets — 0.0%		(66,115)

NET ASSETS — 100.0%		$195,367,016

(a)	Investment in affiliates.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $218,496,680, tax unrealized appreciation and depreciation were $570,419 and $(23,633,968) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Cardinal Capital Appreciation Fund

		Market
	Shares	Value
Mutual Funds 100.0%(a)
Equity Funds 70.3%
NVIT Multi-Manager International Growth Fund, Class Y	2,751,480	$16,288,759
NVIT Multi-Manager International Value Fund, Class Y	2,520,686	16,334,048
NVIT Multi-Manager Large Cap Growth Fund, Class Y	3,995,588	25,771,539
NVIT Multi-Manager Large Cap Value Fund, Class Y	4,425,516	25,889,271
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,641,252	10,438,360
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,672,987	10,506,360
NVIT Multi-Manager Small Cap Growth Fund, Class Y	367,108	3,219,535
NVIT Multi-Manager Small Cap Value Fund, Class Y	581,451	3,238,684
NVIT Multi-Manager Small Company Fund, Class Y	171,128	1,615,452

		113,302,008

Fixed Income Funds 26.7%
NVIT Core Bond Fund, Class Y	1,632,540	15,949,915
NVIT Core Plus Bond Fund, Class Y	1,634,189	15,982,369
NVIT Short-Term Bond Fund, Class Y	1,123,205	11,175,893

		43,108,177

Money Market Fund 3.0%
NVIT Money Market Fund, Class Y	4,780,114	4,780,114

		4,780,114

Total Mutual Funds (cost $193,371,394)		161,190,299

Total Investments (cost $193,371,394) (b) — 100.0%		161,190,299

Liabilities in excess of other assets — 0.0%		(52,692)

NET ASSETS — 100.0%		$161,137,607

(a)	Investment in affiliates.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $193,778,442, tax unrealized appreciation and depreciation were $198,632 and $(32,786,775) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Cardinal Conservative Fund

		Market
	Shares	Value
Mutual Funds 100.0%(a)
Equity Funds 20.2%
NVIT Multi-Manager International Growth Fund, Class Y	358,256	$2,120,878
NVIT Multi-Manager International Value Fund, Class Y	328,205	2,126,766
NVIT Multi-Manager Large Cap Growth Fund, Class Y	650,317	4,194,544
NVIT Multi-Manager Large Cap Value Fund, Class Y	720,287	4,213,680
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	328,774	2,091,006
NVIT Multi-Manager Mid Cap Value Fund, Class Y	335,129	2,104,608

		16,851,482

Fixed Income Funds 69.8%
NVIT Core Bond Fund, Class Y	1,700,569	16,614,558
NVIT Core Plus Bond Fund, Class Y	1,702,282	16,648,316
NVIT Short-Term Bond Fund, Class Y	2,507,161	24,946,251

		58,209,125

Money Market Fund 10.0%
NVIT Money Market Fund, Class Y	8,298,852	8,298,852

Total Mutual Funds (cost $85,431,531)		83,359,459

Total Investments (cost $85,431,531) (b) — 100.0%		83,359,459

Liabilities in excess of other assets — 0.0%		(31,422)

NET ASSETS — 100.0%		$83,328,037

(a)	Investment in affiliates.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $85,645,776, tax unrealized appreciation and depreciation were $160,442 and $(2,446,759) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Cardinal Moderate Fund

		Market
	Shares	Value
Mutual Funds 100.0%(a)
Equity Funds 60.3%
NVIT Multi-Manager International Growth Fund, Class Y	2,104,849	$12,460,706
NVIT Multi-Manager International Value Fund, Class Y	1,928,297	12,495,367
NVIT Multi-Manager Large Cap Growth Fund, Class Y	3,820,700	24,643,516
NVIT Multi-Manager Large Cap Value Fund, Class Y	4,231,820	24,756,149
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,287,722	8,189,914
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,312,626	8,243,292
NVIT Multi-Manager Small Cap Growth Fund, Class Y	374,442	3,283,856
NVIT Multi-Manager Small Cap Value Fund, Class Y	593,069	3,303,397
NVIT Multi-Manager Small Company Fund, Class Y	174,548	1,647,729

		99,023,926

Fixed Income Funds 34.7%
NVIT Core Bond Fund, Class Y	2,081,435	20,335,617
NVIT Core Plus Bond Fund, Class Y	2,083,539	20,377,015
NVIT Short-Term Bond Fund, Class Y	1,636,629	16,284,462

		56,997,094

Money Market Fund 5.0%
NVIT Money Market Fund, Class Y	8,125,980	8,125,980

Total Mutual Funds (cost $188,132,703)		164,147,000

Total Investments (cost $188,132,703) (b) — 100.0%		164,147,000

Liabilities in excess of other assets — 0.0%		(48,674)

NET ASSETS — 100.0%		$164,098,326

(a)	Investment in affiliates.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $188,479,755, tax unrealized appreciation and depreciation were $319,415 and $(24,652,170) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Cardinal Moderately Aggressive Fund

		Market
	Shares	Value
Mutual Funds 100.0%(a)
Equity Funds 80.2%
NVIT Multi-Manager International Growth Fund, Class Y	2,967,178	$17,565,697
NVIT Multi-Manager International Value Fund, Class Y	2,718,340	17,614,842
NVIT Multi-Manager Large Cap Growth Fund, Class Y	3,769,948	24,316,163
NVIT Multi-Manager Large Cap Value Fund, Class Y	4,175,718	24,427,952
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,633,621	10,389,832
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,665,278	10,457,947
NVIT Multi-Manager Small Cap Growth Fund, Class Y	316,686	2,777,334
NVIT Multi-Manager Small Cap Value Fund, Class Y	501,608	2,793,958
NVIT Multi-Manager Small Company Fund, Class Y	147,627	1,393,602

		111,737,327

Fixed Income Funds 19.8%
NVIT Core Bond Fund, Class Y	1,056,172	10,318,797
NVIT Core Plus Bond Fund, Class Y	1,057,252	10,339,928
NVIT Short-Term Bond Fund, Class Y	692,059	6,885,990

		27,544,715

Total Mutual Funds (cost $170,372,665)		139,282,042

Total Investments (cost $170,372,665) (b) — 100.0%		139,282,042

Liabilities in excess of other assets — 0.0%		(49,771)

NET ASSETS — 100.0%		$139,232,271

(a)	Investment in affiliates.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $171,543,077, tax unrealized appreciation and depreciation were $168,121 and $(32,429,156) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Cardinal Moderately Conservative Fund

		Market
	Shares	Value
Mutual Funds 100.0%(a)
Equity Funds 40.3%
NVIT Multi-Manager International Growth Fund, Class Y	523,428	$3,098,695
NVIT Multi-Manager International Value Fund, Class Y	479,513	3,107,247
NVIT Multi-Manager Large Cap Growth Fund, Class Y	950,206	6,128,829
NVIT Multi-Manager Large Cap Value Fund, Class Y	1,052,413	6,156,617
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	480,395	3,055,314
NVIT Multi-Manager Mid Cap Value Fund, Class Y	489,660	3,075,068

		24,621,770

Fixed Income Funds 51.8%
NVIT Core Bond Fund, Class Y	1,087,154	10,621,495
NVIT Core Plus Bond Fund, Class Y	1,088,236	10,642,944
NVIT Short-Term Bond Fund, Class Y	1,037,997	10,328,069

		31,592,508

Money Market Fund 7.9%
NVIT Money Market Fund, Class Y	4,850,646	4,850,646

Total Mutual Funds (cost $65,561,145)		61,064,924

Total Investments (cost $65,561,145) (b) — 100.0%		61,064,924

Liabilities in excess of other assets — 0.0%		(17,578)

NET ASSETS — 100.0%		$61,047,346

(a)	Investment in affiliates.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $66,118,047, tax unrealized appreciation and depreciation were $241,893 and $(5,295,016) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Core Bond Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 2.2%
Auto Floor Plan ABS 0.3%(a)
Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A, 0.66%, 01/15/12	$500,000	$380,000

Credit Card ABS 1.2%
Golden Credit Card Trust, Series 2008-3, Class A, 1.56%, 07/15/17(a) (b)	1,000,000	958,594
National City Credit Card Master Trust, Series 2008-2, Class A, 4.65%, 11/15/11	375,000	374,836

		1,333,430

Student Loan ABS 0.7%(a)
Access Group, Inc., Series 2002-1, Class A2, 1.65%, 09/25/25	856,448	824,866

Total Asset-Backed Securities (cost $2,690,448)		2,538,296

Commercial Mortgage Backed Securities 6.6%
Diversified Financial Services 6.6%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3, 4.13%, 07/10/42	477,634	469,458
Series 2005-2, Class AM, 4.91%, 07/10/43(a)	700,000	354,787
Bear Stearns Commercial Mortgage Securities
Series 2006-T22, Class AM, 5.46%, 04/12/38(a)	500,000	243,218
Series 2004-T16, Class A4, 4.32%, 02/13/46	600,000	534,022
Commercial Mortgage Pass Through Certificates, Series 2001-J1A, Class C, 6.83%, 02/14/34(a) (b)	375,000	375,240
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	294,021
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.80%, 08/10/45(a)	600,000	409,466
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC, Class A3, 6.26%, 03/15/33	342,017	345,916
Series 2008-C2, Class A4, 6.07%, 02/12/51	500,000	240,338
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.08%, 06/15/29(a)	600,000	526,075
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	306,895
Series 2007-C6, Class A2, 5.85%, 07/15/40	750,000	633,611
Series 2008-C1, Class A2, 6.15%, 04/15/41(a)	500,000	370,352
Morgan Stanley Capital I
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	801,344
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	635,297
Series 2005-T19, Class AJ, 4.99%, 06/12/47(a)	1,000,000	430,806
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4, 6.39%, 10/15/35	500,000	494,654

		7,465,500

Total Commercial Mortgage Backed Securities (cost $9,975,245)		7,465,500

Corporate Bonds 43.1%
Aerospace & Defense 0.9%
General Dynamics Corp., 5.25%, 02/01/14	1,000,000	1,066,454

Airlines 1.9%
American Airlines Pass Through Trust 2003-01, 3.86%, 07/09/10	1,083,078	953,108
Continental Airlines, Inc.
7.49%, 10/02/10	1,000,000	892,500
7.71%, 04/02/21	338,778	250,696

		2,096,304

Banks 1.3%(a)
Bank of America Corp., 8.00%, 12/29/49	1,000,000	400,490
JPMorgan Chase & Co., 7.90%, 04/29/49(a)	1,000,000	642,640
Wells Fargo Capital XIII, 7.70%, 12/29/49(a)	1,000,000	476,315

		1,519,445

Beverages 2.4%(b)
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	1,500,000	1,495,651
SABMiller PLC, 6.50%, 07/15/18	1,250,000	1,164,133

		2,659,784

Diversified Financial Services 4.5%
American Honda Finance Corp., 6.70%, 10/01/13(b)	1,000,000	978,637
BP Capital Markets PLC, 5.25%, 11/07/13	1,000,000	1,070,347
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	864,527
John Deere Capital Corp., 4.50%, 04/03/13	500,000	490,497
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	1,000,000	1,157,708
Textron Financial Corp., 5.13%, 11/01/10	750,000	562,995

		5,124,711

Electric 4.9%
FPL Group Capital, Inc., 7.88%, 12/15/15	1,000,000	1,129,330
Ohio Power Co., 5.75%, 09/01/13	1,000,000	1,002,716
Pacific Gas & Electric Co., 6.25%, 12/01/13	1,000,000	1,069,392
PacifiCorp, 5.65%, 07/15/18	750,000	775,318
Public Service Co. of Colorado, 4.88%, 03/01/13	500,000	514,255
Southern California Edison Co., 5.75%, 03/15/14	1,000,000	1,081,217

		5,572,228

Food 0.9%
General Mills, Inc., 5.20%, 03/17/15	1,000,000	1,019,298

Healthcare-Products 0.9%
Covidien International Finance SA, 6.55%, 10/15/37	1,000,000	984,742

Healthcare-Services 0.9%
Pfizer, Inc., 7.20%, 03/15/39	1,000,000	1,072,414

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Core Bond Fund

	Principal	Market
	Amount	Value
Insurance 0.6%
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	697,897

Corporate Bonds (continued)
Media 2.3%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	$1,250,000	$1,336,786
Time Warner Cable, Inc., 8.25%, 02/14/14	1,250,000	1,306,626

		2,643,412

Mining 2.1%
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	1,250,000	1,120,895
WMC Finance USA Ltd., 5.13%, 05/15/13	1,250,000	1,254,387

		2,375,282

Miscellaneous Manufacturing 0.8%
General Electric Co., 5.25%, 12/06/17	1,000,000	924,810

Oil & Gas 3.6%
ConocoPhillips, 5.75%, 02/01/19	1,500,000	1,509,944
Devon Energy Corp., 5.63%, 01/15/14	1,500,000	1,521,469
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,066,378

		4,097,791

Oil & Gas Services 3.8%
Halliburton Co., 6.15%, 09/15/19	1,500,000	1,524,191
Smith International, Inc., 9.75%, 03/15/19	1,500,000	1,566,850
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,255,123

		4,346,164

Pharmaceuticals 2.7%
Abbott Laboratories, 5.13%, 04/01/19	1,500,000	1,508,593
Novartis Securities Investment Ltd., 5.13%, 02/10/19	1,500,000	1,522,983

		3,031,576

Pipelines 2.7%
Energy Transfer Partners LP, 6.00%, 07/01/13	1,250,000	1,181,864
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	1,000,000	910,462
Northwest Pipeline GP, 6.05%, 06/15/18	1,000,000	933,913

		3,026,239

Retail 0.7%(b)
CVS Pass-Through Trust, 6.94%, 01/10/30	976,915	744,790

Telecommunications 4.2%
AT&T, Inc., 4.95%, 01/15/13	1,000,000	1,014,455
Cisco Systems, Inc., 4.95%, 02/15/19	1,500,000	1,475,797
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	500,000	534,253
Telecom Italia Capital SA, 5.25%, 11/15/13	600,000	538,822
Verizon Communications, Inc., 5.50%, 02/15/18	1,250,000	1,190,406

		4,753,733

Transportation 1.0%
Union Pacific Corp., 7.88%, 01/15/19	1,000,000	1,102,819

Total Corporate Bonds (cost $49,871,781)		48,859,893

U.S. Government Sponsored & Agency Obligations 22.7%
Fannie Mae Pool
Pool # 882660, 6.00%, 05/01/36	2,394,612	2,505,480
Pool # 943619, 6.00%, 08/01/37	2,184,742	2,284,404
Pool # 959504, 6.00%, 12/01/37	2,716,924	2,840,864
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	2,500,000	2,773,342
Federal National Mortgage Association, 3.25%, 04/09/13	2,500,000	2,609,455
Pooled Funding Trust II, 2.63%, 03/30/12, FDIC Backed(b)	5,000,000	4,997,000
U.S. Treasury Bonds, 5.38%, 02/15/31	500,000	630,391
U.S. Treasury Notes
1.75%, 03/31/14	1,430,000	1,434,916
2.75%, 02/15/19	2,000,000	2,010,940
United States Treasury Note
2.00%, 11/30/13	900,000	918,563
3.75%, 11/15/18	2,500,000	2,725,200

Total U.S. Government Sponsored & Agency Obligations (cost $25,205,473)		25,730,555

U.S. Government Sponsored Mortgage-Backed Obligations 10.8%
Fannie Mae Pool
Pool # 975819, 5.50%, 04/01/38	4,956,040	5,148,969
Pool # 983668, 6.00%, 08/01/38	6,829,399	7,140,939

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $11,666,317)		12,289,908

Yankee Dollars 1.0%
Chemicals 1.0%
Potash Corp. of Saskatchewan, Inc., 4.88%, 03/01/13	1,135,000	1,115,049

Total Yankee Dollars (cost $1,101,080)		1,115,049

Repurchase Agreements 12.0%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $6,256,088, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $6,381,160	6,256,040	6,256,040
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $7,287,396, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $7,433,105	7,287,357	7,287,357

Total Repurchase Agreements (cost $13,543,397)		13,543,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Core Bond Fund

	Principal	Market
	Amount	Value
Total Investments (cost $114,053,741) (c) — 98.4%		111,542,598

Other assets in excess of liabilities — 1.6%		1,791,031

NET ASSETS — 100.0%		$113,333,629

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $10,714,045 which represents 9.45% of net assets.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $114,074,223, tax unrealized appreciation and depreciation were $2,590,282 and $(5,121,907) respectively.

LP	Limited Partnership

Ltd	Limited

PLC	Public Limited Co.

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Enhanced Income Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 18.9%
Automobile ABS 5.9%
Banc of America Securities Auto Trust, Series 2006-G1, Class A3, 5.18%, 06/18/10	$633,722	$634,665
BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,500,000	2,529,519
Capital Auto Receivables Asset Trust, Series 2006-2, Class A3A, 4.98%, 05/15/11	1,123,881	1,125,143
Daimler Chrysler Auto Trust
Series 2006-D, Class A3, 4.98%, 02/08/11	1,040,422	1,045,113
Series 2007-A, Class A2A, 4.94%, 03/08/11	466,697	468,616
Ford Credit Auto Owner Trust, Series 2007-B, Class A2A, 5.26%, 06/15/10	467,232	468,953
Honda Auto Receivables Owner Trust, Series 2007-2, Class A3, 5.46%, 04/21/10	805,543	817,640
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	187,071	187,051
USAA Auto Owner Trust
Series 2008-1, Class A2, 4.27%, 10/15/10	740,139	743,232
Series 2008-2, Class A2, 3.91%, 01/18/11	1,516,812	1,524,723
Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A4, 4.86%, 04/20/12	1,539,554	1,540,897
Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	3,751	3,756
World Omni Auto Receivables Trust, Series 2008-B, Class A2, 4.13%, 03/15/11	2,500,000	2,509,581

		13,598,889

Credit Card ABS 5.8%
American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	3,120,000	3,121,002
BA Credit Card Trust, Series 2008-A9, Class A9, 4.07%, 07/16/12	2,500,000	2,499,920
Bank One Issuance Trust, Series 2004-A6, Class A6, 3.94%, 04/16/12(a)	1,564,000	1,567,066
Chase Issuance Trust, Series 2005-A4, Class A4, 4.23%, 01/15/13	2,443,000	2,451,317
Citibank Credit Card Issuance Trust, Series 2005-A7, Class A7, 4.75%, 10/22/12	2,000,000	2,015,135
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3, 4.10%, 10/15/12	1,800,000	1,798,096

		13,452,536

Other ABS 7.2%
CenterPoint Energy Transition Bond Co. LLC, Series 2001-1, Class A3, 5.16%, 09/15/11	742,601	751,877
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3, Class 1A4, 3.30%, 11/25/29	80,691	79,232
CIT Equipment Collateral, Series 2006-VT1, Class A4, 5.16%, 03/20/13	2,237,455	2,236,752
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 11/25/35	49,379	49,077
CPL Transition Funding LLC, Series 2002-1, Class A3, 5.56%, 01/15/12	1,284,299	1,308,516
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	1,465,851	1,500,414
GE Equipment Midticket LLC, Series 2007-1 , Class A2A, 4.58%, 05/14/10	662,618	662,570
John Deere Owner Trust, Series 2008-A Class A2, 3.63%, 03/15/11	1,489,885	1,480,153
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A3, 4.34%, 06/15/11(b)	87,330	87,321
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A2, 4.03%, 02/15/12	805,103	813,247
Peco Energy Transition Trust
Series 2000-A, Class A4, 7.65%, 03/01/10	2,000,000	2,044,762
Series 2001-A, Class A1, 6.52%, 12/31/10	2,590,000	2,710,957
PG&E Energy Recovery Funding LLC
Series 2005-1, Class A2, 3.87%, 06/25/11	138,652	139,210
Series 2005-2, Class A1, 4.85%, 06/25/11	26,792	26,961
Series 2005-1, Class A3, 4.14%, 09/25/12	1,810,000	1,837,508
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	909,853	911,591

		16,640,148

Total Asset-Backed Securities (cost $43,526,132)		43,691,573

Corporate Bonds 23.0%
Aerospace & Defense 0.7%
United Technologies Corp., 4.38%, 05/01/10	1,650,000	1,691,961

Banks 7.9%
African Development Bank, 1.48%, 03/23/11(a)	2,300,000	2,302,530
Asian Development Bank, 4.13%, 09/15/10	1,000,000	1,041,061
HSBC Bank USA NA, 3.88%, 09/15/09	2,000,000	1,975,958
International Bank for Reconstruction & Development, 1.51%, 03/04/11(a)	2,500,000	2,497,895
JPMorgan Chase & Co., 2.63%, 12/01/10	2,500,000	2,554,190
Kreditanstalt fuer Wiederaufbau, 5.00%, 06/01/10	2,000,000	2,058,944
Rabobank Nederland NV, 1.65%, 05/19/10(a)(b)	1,900,000	1,876,963
US Bancorp, 5.30%, 04/28/09	2,500,000	2,504,755
Wells Fargo & Co., 1.42%, 09/15/09(a)	1,470,000	1,455,935

		18,268,231

Computers 1.0%
International Business Machines Corp., 4.25%, 09/15/09	2,227,000	2,245,914

Diversified Financial Services 3.1%
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A1, 4.98%, 01/01/12	1,161,257	1,176,833
BA Master Credit Card Trust, Series 1999-J, Class A, 7.00%, 02/15/12	1,000,000	1,015,420
Heller Financial, Inc., 7.38%, 11/01/09	1,500,000	1,495,722
John Deere Capital Corp., 4.40%, 07/15/09	2,000,000	2,011,324
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Enhanced Income Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Toyota Motor Credit Corp., 4.25%, 03/15/10	$1,500,000	$1,507,485

		7,206,784

Healthcare-Products 1.1%
Johnson & Johnson, 6.63%, 09/01/09	2,500,000	2,549,337

Insurance 1.5%(b)
Monumental Global Funding II, 3.90%, 06/15/09	2,500,000	2,493,945
New York Life Global Funding, 4.63%, 08/16/10	1,000,000	991,001

		3,484,946

Machinery-Construction & Mining 1.1%
Caterpillar, Inc., 7.25%, 09/15/09	2,500,000	2,548,555

Miscellaneous Manufacturing 2.3%
3M Co., 5.13%, 11/06/09	2,523,000	2,586,807
Honeywell International, Inc., 7.50%, 03/01/10	2,500,000	2,625,095

		5,211,902

Oil & Gas 1.0%
Burlington Resources, Inc., 9.88%, 06/15/10	2,000,000	2,162,836

Pharmaceuticals 1.1%(a)
Pfizer, Inc., 3.17%, 03/15/11	2,500,000	2,550,425

Retail 1.1%
Wal-Mart Stores, Inc., 6.88%, 08/10/09	2,500,000	2,546,685

Telecommunications 1.1%
BellSouth Corp., 4.20%, 09/15/09	2,540,000	2,564,209

Total Corporate Bonds (cost $52,984,243)		53,031,785

Commercial Mortgage Backed Securities 8.5%
Asset Securitization Corp., Series 1996-D3, Class A1C, 7.40%, 10/13/26	181,553	181,510
Banc of America Commercial Mortgage, Inc.
Series 2005-1, Class A3, 4.88%, 11/10/42	2,187,105	2,054,168
Series 2005-2, Class A3, 4.61%, 07/10/43	1,436,393	1,418,526
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A1, 6.08%, 02/15/35	150,803	151,110
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 01/17/32	882,722	882,477
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A1, 5.67%, 12/12/33	625,405	624,702
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A2, 4.22%, 04/10/40	1,157,162	1,140,954
Series 2004-C3, Class A3, 4.21%, 12/10/41	1,975,742	1,917,875
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 , Class A3, 4.34%, 06/10/36	494,092	492,947
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A1, 5.34%, 05/12/45	1,922,205	1,912,418
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	3,894	3,889
Morgan Stanley Capital I
Series 2004-IQ8, Class A3, 4.50%, 11/15/11	2,500,000	2,392,220
Series 2005-HQ5, Class A2, 4.81%, 01/14/42	2,187,391	2,170,308
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	76,701	76,683
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class A2, 4.38%, 10/15/41	2,446,985	2,357,816
Series 2005-C17, Class A2, 4.78%, 03/15/42	1,893,943	1,789,688

Total Commercial Mortgage Backed Securities (cost $19,936,734)		19,567,291

Collateralized Mortgage Obligations 15.2%
Fannie Mae REMICS
Series 2004-34, Class PL, 3.50%, 05/25/14	83,743	83,657
Series 2003-92, Class PC, 4.50%, 05/25/15	2,166,267	2,187,367
Series 2005-91, Class PB, 4.50%, 06/25/16	1,855,426	1,880,874
Series 2002-82, Class XD, 5.00%, 07/25/16	2,038,692	2,075,706
Series 2003-14, Class KE, 5.00%, 01/25/17	1,900,298	1,935,321
Series 2004-61, Class AB, 5.00%, 03/25/17	1,993,662	2,019,148
Series 2003-57, Class NB, 3.00%, 06/25/18	374,565	375,003
Series 2003-75, Class NB, 3.25%, 08/25/18	296,781	297,143
Series 2004-96, Class EW, 4.50%, 06/25/24	2,073,151	2,097,768
Series 2003-14, Class AN, 3.50%, 03/25/33	325,842	323,553
Freddie Mac, Series 2617, Class UM, 4.00%, 05/15/15	2,532,603	2,553,727
Freddie Mac REMICS
Series 2892, Class UJ, 4.00%, 12/15/11	512,145	515,768
Series 2651, Class VB, 5.50%, 03/15/14	1,682,658	1,698,183
Series 2668, Class AD, 4.00%, 01/15/15	1,842,658	1,862,060
Series 2631, Class LB, 4.50%, 03/15/16	1,499,256	1,529,115
Series 2614, Class TD, 3.50%, 05/15/16	3,506,440	3,535,231
Series 2517, Class OD, 5.00%, 05/15/16	2,102,112	2,131,631
Series 2628, Class PV, 3.75%, 10/15/16	2,419,080	2,437,105
Series 2611, Class KC, 3.50%, 01/15/17	389,406	391,777
Series 2664, Class GA, 4.50%, 01/15/18	448,292	458,342
Series 2613, Class PA, 3.25%, 05/15/18	508,555	507,934
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Enhanced Income Fund

	Principal	Market
	Amount	Value
Collateralized Mortgage Obligations (continued)
Series 2630, Class JA, 3.00%, 06/15/18	$368,029	$368,750
Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	2,125,388	2,115,969
Series 2004-103, Class A, 3.88%, 12/16/19	1,403,599	1,407,249
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	292,994	289,278

Total Collateralized Mortgage Obligations (cost $34,830,204)		35,077,659

U.S. Government Sponsored & Agency Obligations 28.6%
Bank of New York Mellon Corp. (The)(a)
1.63%, 02/05/10	1,500,000	1,477,184
1.38%, 06/29/12	1,700,000	1,694,643
Citigroup Funding, Inc., 1.27%, 07/30/10(a)	2,500,000	2,513,085
Federal Farm Credit Bank, 4.75%, 05/07/10	2,500,000	2,599,915
Federal Home Loan Banks
5.38%, 07/17/09	2,500,000	2,535,793
2.75%, 06/18/10	2,500,000	2,550,425
Federal Home Loan Mortgage Corp.
4.88%, 02/09/10	2,500,000	2,583,307
3.13%, 02/12/10	2,500,000	2,544,378
2.88%, 04/30/10	2,500,000	2,546,820
Federal National Mortgage Association
4.63%, 12/15/09	2,700,000	2,769,768
4.13%, 05/15/10	2,500,000	2,578,002
4.38%, 06/21/10	2,250,000	2,337,264
Morgan Stanley, 2.90%, 12/01/10	2,500,000	2,566,280
U.S. Treasury Notes
4.00%, 09/30/09	11,000,000	11,195,503
3.25%, 12/31/09	8,000,000	8,160,000
2.13%, 01/31/10	5,000,000	5,064,260
2.00%, 02/28/10	5,000,000	5,062,890
United States Treasury Note, 2.88%, 06/30/10	5,000,000	5,139,455

Total U.S. Government Sponsored & Agency Obligations (cost $65,213,104)		65,918,972

U.S. Government Sponsored Mortgage-Backed Obligations 0.5%
Fannie Mae Pool
Pool #254256, 5.50%, 04/01/09	3,185	3,211
Pool #253845, 6.00%, 06/01/16	89,106	93,875
Pool #254089, 6.00%, 12/01/16	136,065	143,347
Pool #545415, 6.00%, 01/01/17	120,240	126,675
Pool #254195, 5.50%, 02/01/17	291,724	306,468
Pool #625178, 5.50%, 02/01/17	250,415	263,071
Freddie Mac Gold Pool
Pool #E00678, 6.50%, 06/01/14	51,862	53,928
Pool #E00991, 6.00%, 07/01/16	70,145	73,322

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $1,013,755)		1,063,897

Repurchase Agreements 7.0%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $7,422,979, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $7,571,380	7,422,921	7,422,921
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $8,646,647, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $8,819,534	8,646,602	8,646,602

Total Repurchase Agreements (cost $16,069,523)		16,069,523

Total Investments (cost $233,573,695) (c) — 101.7%		234,420,700

Liabilities in excess of other assets — (1.7)%		(3,875,948)

NET ASSETS — 100.0%		$230,544,752

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $5,449,230 which represents 2.36% of net assets.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $233,573,695 tax unrealized appreciation and depreciation were $1,562,064 and $(715,059) respectively.

LLC	Limited Liability Co.

NA	National Association

NV	Public Traded Company

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Global Financial Services Fund

		Market
	Shares	Value
Common Stocks 98.6%
AUSTRALIA 3.7%(a)
Capital Markets 0.0%
Macquarie Group Ltd.	100	$1,882

Insurance 3.7%
QBE Insurance Group Ltd.	26,990	361,941

Real Estate Investment Trusts 0.0%
Westfield Group	98	679

		364,502

AUSTRIA 3.5%(a)
Insurance 3.5%
Vienna Insurance Group*	12,116	347,661

BERMUDA 4.1%
Insurance 4.1%
Aspen Insurance Holdings Ltd.	11,500	258,290
PartnerRe Ltd.	2,500	155,175

		413,465

		413,465

BRAZIL 2.3%
Diversified Financial Services 2.3%
BM&FBOVESPA SA	75,101	228,315

CANADA 4.0%
Commercial Banks 4.0%
Royal Bank of Canada	13,739	400,889

FRANCE 7.5%(a)
Commercial Banks 5.1%
BNP Paribas	12,311	507,829

Insurance 2.4%
AXA SA*	19,763	237,167

		744,996

GREECE 1.1%(a)
Commercial Banks 1.1%
National Bank of Greece SA	7,256	110,198

HONG KONG 3.3%(a)
Real Estate Management & Development 3.3%
Sun Hung Kai Properties Ltd.	37,000	332,009

ITALY 1.4%(a)
Commercial Banks 1.4%
Intesa Sanpaolo SpA	50,000	137,502

JAPAN 3.3%(a)
Commercial Banks 1.1%
Bank of Yokohama Ltd. (The)	26,000	111,493

Real Estate Management & Development 2.2%
Mitsubishi Estate Co. Ltd.	18,880	214,213

		325,706

SINGAPORE 1.7%(a)
Commercial Banks 1.7%
United Overseas Bank Ltd.	27,000	173,225

SPAIN 2.5%(a)
Commercial Banks 2.5%
Banco Bilbao Vizcaya Argentaria SA	30,884	250,639

SWITZERLAND 4.6%(a)
Capital Markets 0.9%
Bank Sarasin & Cie AG	4,300	90,533

Insurance 3.7%
Zurich Financial Services AG	2,335	369,161

		459,694

UNITED KINGDOM 6.5%(a)
Commercial Banks 5.1%
Standard Chartered PLC	40,758	506,016

Insurance 1.4%
Aviva PLC	44,737	138,705

		644,721

UNITED STATES 49.1%
Capital Markets 11.7%
Charles Schwab Corp. (The)	16,690	258,695
Goldman Sachs Group, Inc. (The)	3,030	321,241
Invesco Ltd.	15,585	216,008
State Street Corp.	12,030	370,283

		1,166,227

Commercial Banks 5.7%
Bank of the Ozarks, Inc.	7,300	168,484
TCF Financial Corp.	14,890	175,107
Wells Fargo & Co.	16,050	228,552

		572,143

Consumer Finance 2.1%
Capital One Financial Corp.	16,980	207,835

Diversified Financial Services 8.4%
IntercontinentalExchange, Inc.*	2,960	220,431
JPMorgan Chase & Co.	19,350	514,323
Nasdaq OMX Group, Inc. (The)*	5,200	101,816

		836,570

Information Technology Services 5.5%
Alliance Data Systems Corp.*	5,540	204,703
Visa, Inc., Class A	6,160	342,496

		547,199

Insurance 13.0%
Aflac, Inc.	6,830	132,229
Hanover Insurance Group, Inc. (The)	8,400	242,088
HCC Insurance Holdings, Inc.	16,050	404,299
MetLife, Inc.	12,750	290,318
Reinsurance Group of America, Inc.	6,980	226,082

		1,295,016

Real Estate Investment Trusts 1.5%
Health Care REIT, Inc.	5,090	155,703

Software 1.2%
Solera Holdings, Inc.*	4,710	116,714

		4,897,407

Total Common Stocks (cost $13,732,715)		9,830,929

	Principal	Market
	Amount	Value
Repurchase Agreements 4.5%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $206,299, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $210,423	$206,298	206,298
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Global Financial Services Fund

	Principal	Market
	Amount	Value
Repurchase Agreements (continued)
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $240,307, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $245,112	$240,306	$240,306

Total Repurchase Agreements (cost $446,603)		446,604

Total Investments (cost $14,179,318) (b) — 103.1%		10,277,533

Liabilities in excess of other assets — (3.1)%		(310,789)

NET ASSETS — 100.0%		$9,966,744

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $15,486,045, tax unrealized appreciation and depreciation were $152,514 and $(5,361,026) respectively.

AG	Stock Corporation

Ltd	Limited

PLC	Public Limited Co.

REIT	Real Estate Investment Trust

SA	Stock Company

SpA	Limited share company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Government Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds 4.5%
Diversified Financial Services 4.5%
General Electric Capital Corp., Series G, 2.20%, 06/08/12	$30,000,000	$30,193,710
Regions Bank, 3.25%, 12/09/11, FDIC Backed	30,000,000	31,220,790

Total Corporate Bonds (cost $59,956,575)		61,414,500

U.S. Government Sponsored & Agency Obligations 49.5%
Farmer Mac Guaranteed Notes Trust 2006-2, 5.50%, 07/15/11(a)	27,700,000	29,676,340
Federal Farm Credit Bank
5.00%, 03/03/14	12,146,000	13,378,698
4.55%, 03/04/15	25,475,000	27,518,681
5.25%, 04/06/22	15,000,000	16,533,150
Federal Home Loan Banks
4.80%, 12/18/13	8,350,000	9,193,734
5.00%, 03/14/14	17,925,000	19,901,679
4.63%, 09/11/20	20,980,000	22,051,134
Federal Home Loan Mortgage Corp., 2.13%, 03/16/11	50,000,000	50,157,050
Federal National Mortgage Association, 8.20%, 03/10/16	10,000,000	12,995,360
Financing Corp. FICO
10.70%, 10/06/17	5,000,000	7,720,955
10.35%, 08/03/18	16,000,000	24,757,168
9.65%, 11/02/18	8,740,000	13,165,132
Government Trust Certificate, 4.75%, 04/01/15(b)	6,072,000	5,190,510
JPMorgan Chase & Co., Series 2, 2.13%, 06/22/12, FDIC Backed	20,000,000	20,096,440
Lightship Tankers LLC
6.50%, 06/14/24	26,993,910	31,288,641
6.50%, 06/14/24	22,738,000	26,131,419
PNC Funding Corp., 2.30%, 06/22/12, FDIC Backed	10,000,000	10,096,300
Pooled Funding Trust II, 2.63%, 03/30/12, FDIC Backed(a)	25,000,000	24,985,000
Private Export Funding Corp., 5.00%, 12/15/16	30,000,000	33,634,530
Tennessee Valley Authority
4.75%, 08/01/13	20,000,000	21,504,080
5.50%, 07/18/17	25,000,000	27,910,400
5.88%, 04/01/36	20,000,000	22,575,780
5.98%, 04/01/36	11,588,000	13,194,699
United States Treasury Bond, 8.75%, 08/15/20	25,000,000	38,140,625
United States Treasury Inflation Indexed Bonds
2.38%, 04/15/11	35,000,000	38,197,313
1.38%, 07/15/18	50,000,000	48,559,720
US Department of Housing and Urban Development
7.08%, 08/01/16	1,725,000	1,736,523
4.56%, 08/01/17	21,069,000	23,116,633
4.96%, 08/01/20	15,967,000	17,547,478
5.05%, 08/01/21	16,852,000	18,382,667

Total U.S. Government Sponsored & Agency Obligations (cost $632,315,141)		669,337,839

Collateralized Mortgage Obligations 21.5%
Fannie Mae Grantor Trust
Series 2001-T11, Class B, 5.50%, 09/25/11	11,215,000	11,983,308
5.34%, 04/25/12	28,300,000	30,386,542
Fannie Mae REMICS
Series 2003-64, Class HQ, 5.00%, 07/25/23	6,000,000	6,440,987
Series 1993-149, Class M, 7.00%, 08/25/23	3,486,900	3,759,359
Series 2005-109, Class AG, 5.50%, 04/25/24	12,486,462	13,176,588
Series 2003-66, Class AP, 3.50%, 11/25/32	1,812,278	1,811,647
FHLMC Multifamily Structured Pass Through Certificates, 5.47%, 01/25/12(c)	16,241,820	17,019,682
Freddie Mac REMICS
Series 2580, Class VA, 5.50%, 09/15/10	1,658,095	1,676,598
Series 2498, Class VA, 5.50%, 08/15/13	3,119,255	3,128,086
Series 2468, Class TE, 5.50%, 07/15/17	6,228,150	6,557,788
Series 2509, Class LK, 5.50%, 10/15/17	15,835,540	16,656,951
Series 2517, Class BH, 5.50%, 10/15/17	9,911,389	10,441,948
Series 2677, Class LE, 4.50%, 09/15/18	27,119,132	28,456,254
Series 2498, Class VB, 5.50%, 01/15/20	8,000,000	8,152,566
Series 2985, Class JR, 4.50%, 06/15/25	22,000,000	22,778,928
Series 3279, Class PH, 6.00%, 02/15/27	34,535,000	35,390,839
Series 2751, Class ND, 5.00%, 04/15/29	26,000,000	27,134,255
Series 2922, Class GA, 5.50%, 05/15/34	9,581,648	10,033,182
Series 3356, Class PD, 6.00%, 03/15/36	26,365,666	27,944,294
Vendee Mortgage Trust, Series 1996-2, Class IZ, 6.75%, 06/15/26	7,129,079	7,499,842

Total Collateralized Mortgage Obligations (cost $279,455,557)		290,429,644

U.S. Government Sponsored Mortgage-Backed Obligations 23.0%
Fannie Mae Pool
Pool # 384773, 6.08%, 02/01/12	32,949,985	35,171,982
Pool # 555505, 4.65%, 05/01/13	51,796,959	53,670,882
Pool # 383661, 6.62%, 06/01/16	10,338,589	11,753,563
Pool # 462260, 5.60%, 09/01/18	11,022,357	11,802,378
Pool # 874142, 5.56%, 12/01/21	11,400,000	12,181,971
Pool # 745684, 4.71%, 04/01/34(c)	25,157,512	25,777,675
Pool # 790760, 4.96%, 09/01/34(c)	10,908,950	11,208,825
Pool # 799144, 4.69%, 04/01/35(c)	6,577,385	6,685,067
Pool # 822705, 4.77%, 04/01/35(c)	10,733,227	10,956,738
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Government Bond Fund

	Principal	Market
	Amount	Value
U.S. Government Sponsored Mortgage-Backed Obligations (continued)
Pool # 815217, 4.79%, 05/01/35(c)	$9,597,881	$9,825,289
Pool # 783609, 4.89%, 05/01/35(c)	13,110,793	13,455,084
Pool # 821377, 5.26%, 05/01/35(c)	6,845,091	7,027,289
Pool # 826181, 4.83%, 07/01/35(c)	25,346,677	25,969,758
Pool # 873932, 6.31%, 08/01/36	8,253,809	9,100,465
Pool # 745866, 5.52%, 09/01/36(c)	23,704,870	23,896,953
Freddie Mac Non Gold Pool
Pool # 847558, 4.64%, 06/01/35(c)	13,251,695	13,568,516
Pool # 1G2082, 5.71%, 07/01/37	27,834,392	28,874,093

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $298,385,343)		310,926,528

Repurchase Agreements 0.9%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $5,550,997, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $5,661,973	5,550,953	5,550,953
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $6,466,071, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $6,595,358	6,466,037	6,466,037

Total Repurchase Agreements (cost $12,016,990)		12,016,990

Total Investments (cost $1,282,129,606) (d) — 99.4%		1,344,125,501

Other assets in excess of liabilities — 0.6%		8,515,742

NET ASSETS — 100.0%		$1,352,641,243

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $54,661,340 which represents 4.04% of net assets.

(b)	Rate represents the effective yield at purchase.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(d)	At March 31, 2009, the tax basis cost of the fund’s investments was $1,282,161,735 tax unrealized appreciation and depreciation were $62,778,671 and $(814,905) respectively.

FHLMC	Federal Home Loan Mortgage Corporation

FICO	Fair Isaac Corporation

LLC	Limited Liability Co.

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Growth Fund

		Market
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 3.2%
Alliant Techsystems, Inc. *	2,100	$140,658
Boeing Co.	4,600	163,668
Honeywell International, Inc.	35,200	980,672
Precision Castparts Corp.	10,250	613,975
Raytheon Co.	22,750	885,885
United Technologies Corp.	8,170	351,147

		3,136,005

Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	20,700	1,018,854

Airline 0.5%
Southwest Airlines Co. *	78,450	496,589

Beverages 2.5%
Coca-Cola Co. (The)	8,710	382,804
PepsiCo, Inc.	39,670	2,042,212

		2,425,016

Biotechnology 3.1%
Cephalon, Inc. *	13,880	945,228
Gilead Sciences, Inc. *	45,090	2,088,569

		3,033,797

Capital Markets 2.6%
Charles Schwab Corp. (The)	40,000	620,000
Federated Investors, Inc., Class B	6,900	153,594
Goldman Sachs Group, Inc. (The)	7,300	773,946
Northern Trust Corp.	2,550	152,541
State Street Corp.	25,890	796,894

		2,496,975

Chemicals 3.8%
Air Products & Chemicals, Inc.	6,400	360,000
Monsanto Co.	20,226	1,680,781
Praxair, Inc.	16,450	1,106,920
Valspar Corp.	27,850	556,165

		3,703,866

Communications Equipment 6.4%
Cisco Systems, Inc. *	115,530	1,937,438
Corning, Inc.	24,950	331,086
Juniper Networks, Inc. *	47,200	710,832
QUALCOMM, Inc.	66,570	2,590,239
Research In Motion Ltd. *	17,100	736,497

		6,306,092

Computers & Peripherals 7.0%
Apple, Inc. *	17,450	1,834,344
EMC Corp. *	120,200	1,370,280
Hewlett-Packard Co.	73,740	2,364,104
International Business Machines Corp.	8,200	794,498
NetApp, Inc. *	33,350	494,914

		6,858,140

Construction & Engineering 0.5%
Quanta Services, Inc.	24,700	529,815

Diversified Financial Services 1.3%
IntercontinentalExchange, Inc. *	4,000	297,880
JPMorgan Chase & Co.	36,450	968,841

		1,266,721

Electric Utility 0.2%
DPL, Inc.	10,100	227,654

Electrical Equipment 2.3%
Ametek, Inc.	23,175	724,682
Emerson Electric Co.	35,000	1,000,300
First Solar, Inc. *	3,600	477,720

		2,202,702

Energy Equipment & Services 3.4%
Cameron International Corp. *	26,900	589,917
Schlumberger Ltd.	39,700	1,612,614
Transocean Ltd. *	19,785	1,164,149

		3,366,680

Food & Staples Retailing 4.1%
CVS Caremark Corp.	44,379	1,219,979
Wal-Mart Stores, Inc.	47,860	2,493,506
Walgreen Co.	10,400	269,984

		3,983,469

Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	42,060	2,154,313
Medtronic, Inc.	11,000	324,170
St. Jude Medical, Inc. *	27,350	993,626

		3,472,109

Health Care Providers & Services 3.4%
Aetna, Inc.	33,900	824,787
Express Scripts, Inc. *	6,250	288,562
Medco Health Solutions, Inc. *	21,100	872,274
Quest Diagnostics, Inc.	9,600	455,808
UnitedHealth Group, Inc.	40,800	853,944

		3,295,375

Hotels, Restaurants & Leisure 4.0%
Darden Restaurants, Inc.	40,550	1,389,243
International Game Technology	19,100	176,102
Marriott International, Inc., Class A	15,650	256,034
McDonald’s Corp.	31,050	1,694,398
WMS Industries, Inc. *	17,800	372,198

		3,887,975

Household Durables 0.2%
Garmin Ltd.	10,000	212,100

Household Products 2.6%
Clorox Co.	10,500	540,540
Colgate-Palmolive Co.	28,400	1,675,032
Procter & Gamble Co. (The)	6,670	314,090

		2,529,662

Industrial Conglomerate 0.3%
3M Co.	6,900	343,068

Information Technology Services 1.7%
Cognizant Technology Solutions Corp., Class A *	18,420	382,952
Visa, Inc., Class A	22,710	1,262,676

		1,645,628

Insurance 0.6%
MetLife, Inc.	27,600	628,452

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	3,500	257,040

Internet Software & Services 3.1%
Google, Inc., Class A *	8,670	3,017,680

Leisure Equipment & Products 0.2%
Hasbro, Inc.	8,100	203,067

Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc. *	35,250	1,257,368
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
Waters Corp. *	3,900	$144,105

		1,401,473

Machinery 2.3%
Deere & Co.	22,800	749,436
Graco, Inc.	10,250	174,968
PACCAR, Inc.	18,500	476,560
SPX Corp.	17,250	810,922

		2,211,886

Media 1.3%
Citadel Broadcasting Corp. *	1	0
Comcast Corp., Class A	92,500	1,261,700

		1,261,700

Metals & Mining 0.5%
Nucor Corp.	13,400	511,478

Multiline Retail 1.4%
Kohl’s Corp. *	19,800	837,936
Nordstrom, Inc.	7,400	123,950
Target Corp.	11,550	397,205

		1,359,091

Natural Gas Utility 0.1%
Questar Corp.	5,000	147,150

Oil, Gas & Consumable Fuels 4.2%
Cabot Oil & Gas Corp.	18,300	431,331
EOG Resources, Inc.	19,860	1,087,533
Exxon Mobil Corp.	3,400	231,540
Hess Corp.	24,200	1,311,640
Occidental Petroleum Corp.	10,400	578,760
Peabody Energy Corp.	6,000	150,240
Sunoco, Inc.	5,200	137,696
Williams Cos., Inc. (The)	18,270	207,913

		4,136,653

Pharmaceuticals 5.2%
Abbott Laboratories	43,000	2,051,100
Allergan, Inc.	20,750	991,020
Bristol-Myers Squibb Co.	77,600	1,700,992
Johnson & Johnson	5,750	302,450

		5,045,562

Professional Services 0.8%
Watson Wyatt Worldwide, Inc., Class A	15,400	760,298

Real Estate Investment Trusts 0.3%
Plum Creek Timber Co., Inc.	8,950	260,177

Road & Rail 1.1%
Burlington Northern Santa Fe Corp.	3,400	204,510
Canadian National Railway Co.	16,500	584,925
Ryder System, Inc.	4,400	124,564
Union Pacific Corp.	3,700	152,107

		1,066,106

Semiconductors & Semiconductor Equipment 6.4%
Altera Corp.	76,900	1,349,595
Broadcom Corp., Class A *	29,400	587,412
Intel Corp.	159,780	2,404,689
Marvell Technology Group Ltd. *	113,550	1,040,118
NVIDIA Corp. *	51,950	512,227
Texas Instruments, Inc.	23,200	383,032

		6,277,073

Software 6.2%
McAfee, Inc. *	42,100	$1,410,350
Microsoft Corp.	106,960	1,964,855
Oracle Corp.	147,900	2,672,553

		6,047,758

Specialty Retail 2.7%
GameStop Corp., Class A *	26,900	753,738
Lowe’s Cos., Inc.	70,900	1,293,925
Urban Outfitters, Inc. *	35,200	576,224

		2,623,887

Textiles, Apparel & Luxury Goods 1.9%
Coach, Inc. *	51,500	860,050
Nike, Inc., Class B	20,900	980,001

		1,840,051

Tobacco 1.2%
Philip Morris International, Inc.	34,000	1,209,720

Trading Companies & Distributors 0.6%
W.W. Grainger, Inc.	8,500	596,530

Total Common Stocks (cost $113,182,324)		97,301,124

	Principal	Market
	Amount	Value
Repurchase Agreements 1.5%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $668,741, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $,682,111	$668,736	668,736
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $778,982, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $794,557	778,978	778,978

Total Repurchase Agreements (cost $1,447,713)		1,447,714

Total Investments (cost $114,630,037) (a) — 100.9%		98,748,838

Liabilities in excess of other assets — (0.9)%		(887,644)

NET ASSETS — 100.0%		$97,861,194

*	Denotes a non-income producing security.

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $123,420,358, tax unrealized appreciation and depreciation were $2,320,331 and $(26,991,851) respectively.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Health Sciences Fund

		Market
	Shares	Value
Common Stocks 98.5%
Biotechnology 16.3%
Biogen Idec, Inc. *	25,400	$1,331,468
Cephalon, Inc. *	18,500	1,259,850
Gilead Sciences, Inc. *	58,166	2,694,249
Myriad Genetics, Inc. *	11,800	536,546
United Therapeutics Corp. *	9,400	621,246

		6,443,359

Food & Staples Retailing 1.9%
CVS Caremark Corp.	27,178	747,123

Health Care Equipment & Supplies 21.0%
Baxter International, Inc.	38,760	1,985,287
Becton, Dickinson & Co.	9,010	605,832
Boston Scientific Corp. *	101,630	807,958
Cooper Cos., Inc. (The)	21,900	579,036
Covidien Ltd.	17,700	588,348
DENTSPLY International, Inc.	16,200	434,970
Hologic, Inc.	21,300	278,817
Hospira, Inc. *	33,700	1,039,982
I-Flow Corp. *	56,700	206,955
IDEXX Laboratories, Inc.	12,120	419,110
IRIS International, Inc. *	22,784	262,700
Masimo Corp. *	18,520	536,710
St. Jude Medical, Inc. *	14,770	536,594

		8,282,299

Health Care Providers & Services 9.7%
Aetna, Inc.	49,200	1,197,036
Medco Health Solutions, Inc. *	19,710	814,812
Quest Diagnostics, Inc.	16,390	778,197
UnitedHealth Group, Inc.	49,940	1,045,244

		3,835,289

Life Sciences Tools & Services 4.8%
Covance, Inc.	3,329	118,612
Thermo Fisher Scientific, Inc. *	31,110	1,109,694
Waters Corp. *	18,290	675,816

		1,904,122

Pharmaceuticals 44.8%
Abbott Laboratories	47,530	2,267,181
Allergan, Inc.	19,220	917,947
Bristol-Myers Squibb Co.	125,650	2,754,248
Johnson & Johnson	52,558	2,764,551
Merck & Co., Inc.	46,156	1,234,673
Novartis AG	19,862	751,714
Perrigo Co.	30,140	748,376
Pfizer, Inc.	126,542	1,723,502
Schering-Plough Corp.	57,878	1,363,027
Teva Pharmaceutical Industries Ltd. — IL	33,830	1,524,041
ViroPharma, Inc. *	86,310	453,128
Wyeth	27,845	1,198,449

		17,700,837

Total Common Stocks (cost $46,171,591)		38,913,029

	Principal	Market
	Amount	Value
Repurchase Agreements 2.5%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $468,939, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $478,314	$468,935	$468,935
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $546,242, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $557,164	546,239	546,239

Total Repurchase Agreements (cost $1,015,174)		1,015,174

Total Investments (cost $47,186,765) (a) — 101.0%		39,928,203

Liabilities in excess of other assets — (1.0)%		(414,299)

NET ASSETS — 100.0%		$39,513,904

*	Denotes a non-income producing security.

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $48,584,864, tax unrealized appreciation and depreciation were $570,264 and $(9,226,925) respectively.

AG	Stock Corporation

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks 94.6%
AUSTRALIA 6.4%
Air Freight & Logistics 0.1%(a)
Toll Holdings Ltd.	58,162	$252,966

Airline 0.0%(a)
Qantas Airways Ltd.	94,192	113,771

Beverages 0.2%(a)
Coca-Cola Amatil Ltd.	49,154	296,113
Foster’s Group Ltd.	168,100	590,969
Lion Nathan Ltd.	22,517	126,117

		1,013,199

Biotechnology 0.2%(a)
CSL Ltd.	52,412	1,183,905

Capital Markets 0.1%(a)
Macquarie Group Ltd.(b)	24,634	463,694
Perpetual Ltd.	1,489	27,917

		491,611

Chemicals 0.1%(a)
Incitec Pivot Ltd.	149,445	221,358
Nufarm Ltd.	7,925	62,516
Orica Ltd.	31,759	327,481

		611,355

Commercial Banks 1.7%(a)
Australia & New Zealand Banking Group Ltd.	176,821	1,931,484
Bendigo and Adelaide Bank Ltd.	20,137	114,441
Commonwealth Bank of Australia	127,380	3,056,860
National Australia Bank Ltd.	161,851	2,258,522
Westpac Banking Corp.	241,425	3,186,874

		10,548,181

Commercial Services & Supplies 0.1%(a)
Brambles Ltd.	121,404	404,842

Construction & Engineering 0.0%(a)
Leighton Holdings Ltd.	11,773	157,771

Construction Materials 0.0%(a) (b)
Boral Ltd.	53,354	134,126

Containers & Packaging 0.0%(a)
Amcor Ltd.	66,970	207,055

Diversified Financial Services 0.1%(a)
ASX Ltd.	15,150	308,786

Diversified Telecommunication Services 0.1%(a)
Telstra Corp. Ltd.	357,584	797,930

Electric Utility 0.0%(a)
SP AusNet	86,423	54,582

Energy Equipment & Services 0.0%(a)
WorleyParsons Ltd.	13,312	167,702

Food & Staples Retailing 0.5%(a)
Metcash Ltd.	60,463	170,223
Wesfarmers Ltd.	87,416	1,146,638
Wesfarmers Ltd. PPS	11,990	158,380
Woolworths Ltd.	106,204	1,842,680

		3,317,921

Food Products 0.0%(a)
Goodman Fielder Ltd.	104,636	75,801

Health Care Equipment & Supplies 0.0%(a)
Cochlear Ltd.	4,480	156,170

Health Care Providers & Services 0.1%(a)
Sonic Healthcare Ltd.	32,065	246,904

Hotels, Restaurants & Leisure 0.1%(a)
Aristocrat Leisure Ltd.	24,428	58,134
Crown Ltd.	37,767	167,588
TABCorp Holdings Ltd.	42,140	190,253
Tatts Group Ltd.	101,245	194,797

		610,772

Industrial Conglomerate 0.0%(a)
CSR Ltd.	104,328	87,222

Information Technology Services 0.1%(a)
Computershare Ltd.	41,925	255,542

Insurance 0.5%(a)
AMP Ltd.	172,617	563,314
AXA Asia Pacific Holdings Ltd.	76,490	181,119
Insurance Australia Group Ltd.	179,209	435,088
QBE Insurance Group Ltd.	85,754	1,149,975
Suncorp-Metway Ltd.	114,254	477,002

		2,806,498

Media 0.0%(a) (b)
Fairfax Media Ltd.	175,704	124,295

Metals & Mining 1.5%
Alumina Ltd.(a)	117,134	105,543
BHP Billiton Ltd.(a)	290,188	6,411,202
BlueScope Steel Ltd.(a)	77,709	139,352
Fortescue Metals Group Ltd.*(a)	112,767	201,095
Newcrest Mining Ltd.(a)	41,749	960,691
OneSteel Ltd.(a)	66,998	105,234
OZ Minerals Ltd.	218,414	84,260
Rio Tinto Ltd.(a)	24,819	985,343
Sims Metal Management Ltd.(a)	12,339	146,504

		9,139,224

Multi-Utility 0.1%(a)
AGL Energy Ltd.	37,513	389,014

Multiline Retail 0.0%(a) (b)
Harvey Norman Holdings Ltd.	49,611	88,560

Oil, Gas & Consumable Fuels 0.4%(a)
Caltex Australia Ltd.	9,779	60,735
Origin Energy Ltd.	76,965	791,542
Santos Ltd.	51,027	600,368
Woodside Petroleum Ltd.	42,620	1,134,824

		2,587,469

Real Estate Investment Trusts 0.3%(a)
CFS Retail Property Trust	136,795	155,373
Dexus Property Group	279,427	145,520
Goodman Group	248,562	56,402
GPT Group	352,822	107,105
Macquarie Office Trust	292,380	34,720
Mirvac Group	129,698	76,099
Stockland(b)	140,621	300,335
Westfield Group	174,928	1,212,162

		2,087,716

Real Estate Management & Development 0.0%(a)
Lend Lease Corp. Ltd.	27,311	123,986

Textiles, Apparel & Luxury Goods 0.0%(a)
Billabong International Ltd.	12,785	75,498

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
AUSTRALIA (continued)
Transportation Infrastructure 0.1%(a)
Macquarie Airports	53,728	$67,802
Macquarie Infrastructure Group	214,628	219,801
Transurban Group	96,644	313,823

		601,426

		39,221,800

AUSTRIA 0.3%(a)
Building Products 0.0%(b)
Wienerberger AG	8,307	65,356

Commercial Banks 0.1%
Erste Group Bank AG(b)	17,585	297,803
Raiffeisen International Bank Holding AG	4,490	126,412

		424,215

Construction & Engineering 0.0%
Strabag SE	4,256	83,487

Diversified Telecommunication Services 0.1%
Telekom Austria AG	31,264	473,227

Electric Utility 0.0%(b)
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A	6,371	241,758

Insurance 0.0%
Vienna Insurance Group*	3,187	91,449

Metals & Mining 0.0%
Voestalpine AG	10,934	142,894

Oil, Gas & Consumable Fuels 0.1%
OMV AG	14,037	469,520

		1,991,906

BELGIUM 0.9%(a)
Beverages 0.3%
Anheuser-Busch Inbev NV	64,928	1,787,525

Chemicals 0.1%
Solvay SA	5,487	384,750
Umicore	11,668	215,595

		600,345

Commercial Banks 0.1%
Dexia SA(b)	49,845	171,819
KBC Groep NV	14,793	238,942

		410,761

Diversified Financial Services 0.2%
Fortis	194,127	354,630
Groupe Bruxelles Lambert SA	6,776	459,987
Nationale A Portefeuille	3,254	151,021

		965,638

Diversified Telecommunication Services 0.1%
Belgacom SA	15,554	487,368

Food & Staples Retailing 0.1%(b)
Colruyt SA	1,482	339,814
Delhaize Group	9,190	596,282

		936,096

Pharmaceuticals 0.0%
UCB SA*	8,334	245,479

Wireless Telecommunication Services 0.0%
Mobistar SA	2,924	184,599

		5,617,811

BERMUDA 0.0%(a) (b)
Energy Equipment & Services 0.0%
Seadrill Ltd.	25,835	249,840

CHINA 0.1%(a)
Commercial Services & Supplies 0.1%
Serco Group PLC	43,952	230,263

Communications Equipment 0.0%
Foxconn International Holdings Ltd.*	202,926	85,932

		316,195

DENMARK 0.8%(a)
Beverages 0.1%(b)
Carlsberg AS, Class B	6,625	272,097

Chemicals 0.1%
Novozymes AS, B Shares	4,175	302,084

Commercial Banks 0.1%
Danske Bank AS*	41,600	350,449
Jyske Bank AS*	4,200	95,873

		446,322

Construction & Engineering 0.0%
FLSmidth & Co. AS*	4,800	122,330

Electrical Equipment 0.1%
Vestas Wind Systems AS*	16,900	742,559

Food Products 0.0%
Danisco AS	4,450	133,373

Health Care Equipment & Supplies 0.0%
Coloplast AS, Class B	2,050	126,016
William Demant Holding*	1,975	79,555

		205,571

Insurance 0.0%
Topdanmark AS*	1,300	127,997
TrygVesta AS	2,256	114,175

		242,172

Marine 0.1%
A P Moller — Maersk AS, Class A*(b)	45	195,515
A P Moller — Maersk AS, Class B	93	408,744

		604,259

Pharmaceuticals 0.3%
Novo Nordisk AS, Class B	40,700	1,951,763

Road & Rail 0.0%
DSV AS	18,284	134,368

		5,156,898

FINLAND 1.2%(a)
Auto Components 0.0%(b)
Nokian Renkaat OYJ	10,000	117,194

Communications Equipment 0.6%
Nokia OYJ	325,951	3,811,535

Diversified Financial Services 0.0%(b)
Pohjola Bank PLC	8,833	51,921

Diversified Telecommunication Services 0.1%(b)
Elisa OYJ	13,300	193,837

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
FINLAND(a) (continued)
Electric Utility 0.1%
Fortum OYJ	40,600	$773,210

Food & Staples Retailing 0.0%(b)
Kesko OYJ, B Shares	6,200	128,606

Insurance 0.1%
Sampo OYJ, A Shares	38,600	569,081

Machinery 0.1%
Kone OYJ, Class B	14,220	294,533
Metso OYJ	12,000	141,747
Wartsila OYJ	7,900	166,581

		602,861

Media 0.0%
Sanoma OYJ	6,780	86,537

Metals & Mining 0.1%(b)
Outokumpu OYJ	11,200	121,159
Rautaruukki OYJ	7,950	127,186

		248,345

Oil, Gas & Consumable Fuels 0.0%(b)
Neste Oil OYJ	12,050	160,141

Paper & Forest Products 0.1%
Stora Enso OYJ, R Shares*	54,300	192,312
UPM-Kymmene OYJ(b)	48,200	278,140

		470,452

Pharmaceuticals 0.0%(b)
Orion OYJ, Class B	5,344	77,321

		7,291,041

FRANCE 9.6%(a)
Aerospace & Defense 0.1%
Safran SA	15,527	144,521
Thales SA	8,286	313,717
Zodiac Aerospace	3,795	96,144

		554,382

Airline 0.0%
Air France-KLM	12,986	115,447

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	13,327	493,880
Valeo SA(b)	7,139	104,356

		598,236

Automobiles 0.1%
Peugeot SA	14,097	266,554
Renault SA	16,090	330,792

		597,346

Beverages 0.1%(b)
Pernod-Ricard SA	15,061	839,211

Building Products 0.2%
Cie de Saint-Gobain	31,728	888,855

Chemicals 0.3%
Air Liquide SA	21,223	1,725,550

Commercial Banks 0.9%
BNP Paribas	70,175	2,894,723
Credit Agricole SA	76,163	840,223
Natixis	84,265	142,977
Societe Generale	39,329	1,538,185

		5,416,108

Commercial Services & Supplies 0.0%
Societe BIC SA	2,228	109,458

Communications Equipment 0.1%
Alcatel-Lucent*	213,368	398,834

Construction & Engineering 0.4%
Bouygues SA	21,936	783,760
Eiffage SA(b)	3,086	143,540
Vinci SA	35,887	1,332,079

		2,259,379

Construction Materials 0.1%
Imerys SA	2,239	82,256
Lafarge SA(b)	11,643	525,558

		607,814

Diversified Financial Services 0.0%(b)
Eurazeo	2,071	55,484

Diversified Telecommunication Services 0.6%
France Telecom SA	156,511	3,567,445
Iliad SA	1,348	125,644

		3,693,089

Electric Utility 0.1%
EDF SA	17,491	685,870

Electrical Equipment 0.4%
Alstom SA	18,438	955,975
Legrand SA	7,597	131,967
Schneider Electric SA*	19,034	1,265,688

		2,353,630

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	13,871	160,551
Technip SA	9,551	336,634

		497,185

Food & Staples Retailing 0.4%
Carrefour SA*	54,593	2,129,337
Casino Guichard Perrachon SA	4,057	263,936

		2,393,273

Food Products 0.3%
Groupe Danone	37,303	1,815,010

Health Care Equipment & Supplies 0.1%
bioMerieux	1,087	84,827
Cie Generale d’Optique Essilor International SA	18,439	712,324

		797,151

Hotels, Restaurants & Leisure 0.2%
Accor SA(b)	17,485	608,443
Sodexo	8,714	396,860

		1,005,303

Industrial Conglomerate 0.0%(b)
Wendel	2,299	60,714

Information Technology Services 0.1%
Atos Origin SA	5,772	148,058
Cap Gemini SA*	12,749	409,677

		557,735

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
FRANCE(a) (continued)
Insurance 0.3%
AXA SA*	132,363	$1,588,430
CNP Assurances	3,073	193,772
SCOR SE	16,221	333,283

		2,115,485

Machinery 0.1%(b)
Vallourec SA	4,859	450,414

Media 0.6%
Eutelsat Communications	7,833	166,433
JC Decaux SA(b)	5,567	63,055
Lagardere SCA	10,956	307,391
M6-Metropole Television	5,361	87,468
PagesJaunes Groupe(b)	9,921	83,854
Publicis Groupe	11,749	301,140
Societe Television Francaise 1(b)	11,520	90,265
Vivendi	100,346	2,653,629

		3,753,235

Metals & Mining 0.0%
Eramet	434	95,772

Multi-Utility 0.7%
GDF Suez(b)	92,957	3,187,421
Suez Environnement SA*	24,885	365,870
Veolia Environnement	34,567	721,714

		4,275,005

Multiline Retail 0.1%
PPR	6,983	447,612

Office Electronics 0.0%
Neopost SA	2,918	226,257

Oil, Gas & Consumable Fuels 1.5%
Total SA	182,790	9,037,438

Personal Products 0.2%
L’Oreal SA	20,733	1,425,073

Pharmaceuticals 0.8%
Ipsen SA	1,988	76,529
Sanofi-Aventis SA	90,212	5,062,006

		5,138,535

Professional Services 0.0%
Bureau Veritas SA	3,586	135,675

Real Estate Investment Trusts 0.2%
Gecina SA(b)	1,297	49,747
ICADE	1,631	115,459
Klepierre	7,887	138,547
Unibail-Rodamco	7,477	1,057,882

		1,361,635

Software 0.0%
Dassault Systemes SA	6,124	237,770

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	4,512	247,113
Hermes International(b)	4,867	566,133
LVMH Moet Hennessy Louis Vuitton SA	21,009	1,318,142

		2,131,388

Transportation Infrastructure 0.0%
Aeroports de Paris	2,460	130,949
Societe Des Autoroutes Paris-Rhin-Rhone	1,427	91,007

		221,956

		59,078,314

GERMANY 7.3%(a)
Air Freight & Logistics 0.1%
Deutsche Post AG	74,395	802,481

Airline 0.0%
Deutsche Lufthansa AG	21,292	231,764

Automobiles 0.8%
Bayerische Motoren Werke AG	30,178	866,758
Daimler AG(b)	77,150	1,977,130
Volkswagen AG	7,450	2,274,578

		5,118,466

Capital Markets 0.3%(b)
Deutsche Bank AG	46,270	1,891,026

Chemicals 0.7%
BASF SE*	78,985	2,405,499
K+S AG	13,550	630,237
Linde AG	12,300	835,341
Wacker Chemie AG	1,297	107,563

		3,978,640

Commercial Banks 0.1%(b)
Commerzbank AG	65,114	354,519
Deutsche Postbank AG	7,610	120,557

		475,076

Construction & Engineering 0.0%
Hochtief AG	3,943	147,587

Construction Materials 0.0%(b)
HeidelbergCement AG	2,077	67,975

Diversified Financial Services 0.2%(b)
Deutsche Boerse AG	16,757	1,007,852

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG	237,474	2,947,178

Electric Utility 0.8%
E.ON AG	163,165	4,554,818

Electrical Equipment 0.1%
Q-Cells SE*(b)	5,801	116,254
Solarworld AG	7,822	163,196

		279,450

Food & Staples Retailing 0.1%
Metro AG	10,461	344,442

Food Products 0.0%(b)
Suedzucker AG	5,255	101,216

Health Care Equipment & Supplies 0.0%
Fresenius SE	2,343	88,997

Health Care Providers & Services 0.1%
Celesio AG	7,041	129,791
Fresenius Medical Care AG & Co. KGaA	17,330	671,687

		801,478

Hotels, Restaurants & Leisure 0.0%
TUI AG	19,353	103,952

Household Products 0.1%
Henkel AG & Co. KGaA	10,746	269,469

Industrial Conglomerate 0.7%
Siemens AG	74,483	4,274,273

Insurance 0.9%
Allianz SE	38,788	3,263,078
Hannover Rueckversicherung AG(b)	5,657	180,164
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
GERMANY(a) (continued)
Insurance (continued)
Muenchener Rueckversicherungs AG	17,746	$2,165,227

		5,608,469

Internet Software & Services 0.0%
United Internet AG	10,439	88,142

Machinery 0.1%
GEA Group AG	13,924	148,007
MAN AG(b)	9,681	420,029

		568,036

Metals & Mining 0.1%
Salzgitter AG	3,621	203,417
ThyssenKrupp AG	32,813	578,027

		781,444

Multi-Utility 0.4%
RWE AG	38,119	2,684,237

Personal Products 0.1%
Beiersdorf AG	7,975	356,595

Pharmaceuticals 0.6%
Bayer AG*	65,254	3,169,071
Merck KGaA(b)	5,739	505,703

		3,674,774

Software 0.4%
SAP AG	73,556	2,590,918

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	17,946	595,521
Puma AG Rudolf Dassler Sport*	533	80,841

		676,362

Transportation Infrastructure 0.0%
Fraport AG Frankfurt Airport Services Worldwide	3,039	97,248
Hamburger Hafen und Logistik AG(b)	2,035	49,833

		147,081

		44,662,198

GREECE 0.5%(a)
Beverages 0.0%
Coca Cola Hellenic Bottling Co. SA	13,649	196,145

Capital Markets 0.1%
Marfin Investment Group SA	54,167	196,250

Commercial Banks 0.2%
Alpha Bank AE*	35,515	235,670
EFG Eurobank Ergasias SA	26,267	151,706
National Bank of Greece SA	45,464	690,470
Piraeus Bank SA	29,498	195,982

		1,273,828

Construction Materials 0.0%
Titan Cement Co. SA	4,245	90,516

Diversified Telecommunication Services 0.1%
Hellenic Telecommunications Organization SA	24,543	367,833

Electric Utility 0.0%
Public Power Corp. SA	9,460	171,653

Hotels, Restaurants & Leisure 0.1%
OPAP SA	20,235	534,816

Oil, Gas & Consumable Fuels 0.0%
Hellenic Petroleum SA	7,347	70,174

		2,901,215

HONG KONG 2.3%(a)
Airline 0.0%
Cathay Pacific Airways Ltd.	114,000	113,087

Commercial Banks 0.2%
Bank of East Asia Ltd.	145,540	281,229
BOC Hong Kong Holdings Ltd.	342,500	350,790
Hang Seng Bank Ltd.	70,100	707,472
Wing Hang Bank Ltd.	11,000	52,726

		1,392,217

Distributors 0.1%(b)
Li & Fung Ltd.	216,800	508,259

Diversified Financial Services 0.2%(b)
Hong Kong Exchanges and Clearing Ltd.	93,000	877,706

Electric Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	38,000	152,031
CLP Holdings Ltd.	186,500	1,281,484
HongKong Electric Holdings	127,000	754,575

		2,188,090

Electronic Equipment & Instruments 0.0%
Kingboard Chemical Holdings Ltd.	45,000	92,523

Hotels, Restaurants & Leisure 0.0%
Genting International PLC*	222,077	76,727
Shangri-La Asia Ltd.(b)	108,000	122,657

		199,384

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	195,000	957,294
NWS Holdings Ltd.	54,000	72,973

		1,030,267

Marine 0.0%
Orient Overseas International Ltd.	18,000	44,769
Pacific Basin Shipping Ltd.	160,547	73,186

		117,955

Media 0.0%
Television Broadcasts Ltd.	24,000	76,768

Multiline Retail 0.0%
Lifestyle International Holdings Ltd.	31,899	25,582

Natural Gas Utility 0.1%
Hong Kong & China Gas Co. Ltd.	368,180	580,382

Oil, Gas & Consumable Fuels 0.0%
Mongolia Energy Co. Ltd.*	215,574	62,226

Real Estate Investment Trusts 0.1%
Link REIT (The)	198,500	393,581

Real Estate Management & Development 0.8%
Cheung Kong Holdings Ltd.	127,000	1,094,621
Chinese Estates Holdings Ltd.	76,000	92,236
Hang Lung Group Ltd.	72,000	219,309
Hang Lung Properties Ltd.	191,000	449,350
Henderson Land Development Co. Ltd.	99,000	377,514
Hopewell Holdings Ltd.	51,511	135,657
Hysan Development Co. Ltd.	48,000	81,238
Kerry Properties Ltd.	50,500	121,718
New World Development Ltd.	229,130	228,730
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
HONG KONG(a) (continued)
Real Estate Management & Development (continued)
Sino Land Co.	160,000	$160,307
Sun Hung Kai Properties Ltd.	129,000	1,157,544
Swire Pacific Ltd., Class A	75,000	500,179
Wharf Holdings Ltd.	128,000	318,706
Wheelock & Co. Ltd.	76,000	127,823

		5,064,932

Road & Rail 0.1%
MTR Corp.	124,000	298,012

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	13,500	47,294

Specialty Retail 0.1%
Esprit Holdings Ltd.	96,800	493,921

Textiles, Apparel & Luxury Goods 0.0%
Yue Yuen Industrial Holdings Ltd.	60,000	137,046

Trading Companies & Distributors 0.0%
Noble Group Ltd.	155,200	121,511

Transportation Infrastructure 0.0%
Hong Kong Aircraft Engineering Co. Ltd.	2,800	24,096
Hopewell Highway Infrastructure Ltd.	5,151	2,906

		27,002

Wireless Telecommunication Services 0.0%
Hutchison Telecommunications International Ltd.	124,000	38,791

		13,886,536

IRELAND 0.4%
Airline 0.0%(a)
Ryanair Holdings PLC*	5,422	20,754

Commercial Banks 0.0%
Anglo Irish Bank Corp. Ltd.	62,537	0

Construction Materials 0.2%
CRH PLC	62,114	1,338,175

Food Products 0.1%(a)
Kerry Group PLC, Class A	13,146	266,439

Pharmaceuticals 0.0%(a)
Elan Corp. PLC*	39,207	265,632

Professional Services 0.1%(a)
Experian PLC	90,584	566,320

		2,457,320

ITALY 3.2%
Aerospace & Defense 0.1%(a)
Finmeccanica SpA	37,273	463,852

Auto Components 0.0%(a)
Pirelli & C SpA	217,918	50,847

Automobiles 0.1%(a) (b)
Fiat SpA*	65,291	457,123

Capital Markets 0.1%(a)
Mediobanca SpA	45,455	385,168

Commercial Banks 0.8%(a)
Banca Carige SpA	58,035	190,082
Banca Monte dei Paschi di Siena SpA	229,229	316,902
Banca Popolare di Milano Scarl	37,189	184,945
Banco Popolare SC	59,412	272,620
Intesa Sanpaolo SpA	652,142	1,793,422
Intesa Sanpaolo SpA	73,463	138,191
UniCredit SpA	1,045,291	1,720,138
Unione di Banche Italiane SCPA	55,687	613,081

		5,229,381

Construction Materials 0.0%(a)
Italcementi SpA	7,127	72,119
Italcementi SpA — RSP	4,301	22,666

		94,785

Diversified Financial Services 0.0%
EXOR SpA*	6,883	69,402

Diversified Telecommunication Services 0.3%(a)
Telecom Italia SpA	863,958	1,113,668
Telecom Italia SpA — RSP	508,664	517,170

		1,630,838

Electric Utilities 0.3%(a)
Enel SpA	372,875	1,787,754
Terna Rete Elettrica Nazionale SpA	111,197	346,091

		2,133,845

Electrical Equipment 0.0%(a)
Prysmian SpA	10,330	102,846

Energy Equipment & Services 0.1%(a)
Saipem SpA	24,331	432,853

Food Products 0.1%(a)
Parmalat SpA	154,263	317,542

Hotels, Restaurants & Leisure 0.0%(a)
Autogrill SpA(b)	10,493	60,436
Lottomatica SpA*	5,950	97,803

		158,239

Insurance 0.3%(a)
Alleanza Assicurazioni SpA	39,640	223,307
Assicurazioni Generali SpA	90,293	1,547,064
Fondiaria-Sai SpA	5,443	63,608
Mediolanum SpA	16,952	58,415
Unipol Gruppo Finanziario SpA	55,481	49,118

		1,941,512

Media 0.1%(a) (b)
Mediaset SpA	71,239	317,524

Multi-Utility 0.0%(a)
A2A SpA(b)	118,300	179,584
ACEA SpA	7,613	90,905

		270,489

Natural Gas Utility 0.1%(a)
Snam Rete Gas SpA	72,383	388,321

Oil, Gas & Consumable Fuels 0.7%(a)
ENI SpA	224,087	4,338,145
Saras SpA	27,691	72,492

		4,410,637

Textiles, Apparel & Luxury Goods 0.0%(a) (b)
Bulgari SpA	15,299	67,261
Luxottica Group SpA	12,595	194,580

		261,841

Transportation Infrastructure 0.1%(a)
Atlantia SpA	23,861	360,068

		19,477,113

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN 23.4%(a)
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	35,000	$331,991

Airlines 0.1%
All Nippon Airways Co. Ltd.	55,000	215,202
Japan Airlines Corp.*	78,000	158,316

		373,518

Auto Components 0.5%
Aisin Seiki Co. Ltd.(b)	17,300	277,647
Bridgestone Corp.	54,000	783,177
Denso Corp.	43,300	875,457
NGK Spark Plug Co. Ltd.(b)	16,000	136,219
NHK Spring Co. Ltd.	9,000	32,725
NOK Corp.(b)	9,100	78,395
Stanley Electric Co. Ltd.	13,800	155,193
Sumitomo Rubber Industries, Inc.	15,900	106,604
Toyoda Gosei Co. Ltd.	5,300	81,161
Toyota Boshoku Corp.(b)	5,000	52,127
Toyota Industries Corp.	14,600	314,530

		2,893,235

Automobiles 2.2%
Daihatsu Motor Co. Ltd.	15,000	118,582
Fuji Heavy Industries Ltd.	53,000	176,424
Honda Motor Co. Ltd.	145,500	3,464,264
Isuzu Motors Ltd.(b)	104,000	127,755
Mazda Motor Corp.(b)	85,000	144,117
Mitsubishi Motors Corp.*(b)	291,000	372,827
Nissan Motor Co. Ltd.	200,100	723,337
Suzuki Motor Corp.(b)	31,300	526,532
Toyota Motor Corp.	242,100	7,691,197
Yamaha Motor Co. Ltd.	18,000	161,517

		13,506,552

Beverages 0.2%
Asahi Breweries Ltd.	34,600	415,064
Coca-Cola West Co. Ltd.	4,500	72,006
Ito En Ltd.	4,900	60,170
Kirin Holdings Co. Ltd.	70,000	747,929
Sapporo Holdings Ltd.	19,000	72,751

		1,367,920

Building Products 0.3%
Asahi Glass Co. Ltd.	90,000	477,879
Daikin Industries Ltd.	23,600	649,854
JS Group Corp.	21,700	245,460
Nippon Sheet Glass Co. Ltd.	55,000	137,545
TOTO Ltd.	21,000	106,147

		1,616,885

Capital Markets 0.3%
Daiwa Securities Group, Inc.	119,000	527,446
JAFCO Co. Ltd.	2,500	45,102
Matsui Securities Co. Ltd.(b)	11,500	75,518
Nomura Holdings, Inc.	220,300	1,117,754
SBI Holdings, Inc.(b)	1,527	160,112
Shinko Securities Co. Ltd.	30,000	59,228

		1,985,160

Chemicals 1.0%
Asahi Kasei Corp.	107,000	388,682
Daicel Chemical Industries Ltd.	21,000	75,704
Denki Kagaku Kogyo K K	39,000	70,735
DIC Corp.	43,000	63,172
Hitachi Chemical Co. Ltd.	8,400	101,621
JSR Corp.	16,300	191,812
Kaneka Corp.	24,000	118,678
Kansai Paint Co. Ltd.	13,000	72,808
Kuraray Co. Ltd.	31,500	270,500
Mitsubishi Chemical Holdings Corp.	104,000	358,975
Mitsubishi Gas Chemical Co., Inc.	32,000	138,462
Mitsubishi Rayon Co. Ltd.(b)	44,000	84,958
Mitsui Chemicals, Inc.	58,000	141,993
Nissan Chemical Industries Ltd.(b)	14,000	117,996
Nitto Denko Corp.(b)	14,700	300,858
Shin-Etsu Chemical Co. Ltd.	36,400	1,788,614
Showa Denko KK	97,000	120,577
Sumitomo Chemical Co. Ltd.	140,000	481,382
Taiyo Nippon Sanso Corp.(b)	23,000	151,829
Teijin Ltd.	81,000	177,008
Tokuyama Corp.(b)	20,000	128,440
Toray Industries, Inc.(b)	119,000	479,825
Tosoh Corp.(b)	48,000	91,520
UBE Industries Ltd.	93,000	170,212

		6,086,361

Commercial Banks 2.3%
77 Bank Ltd. (The)	27,000	134,702
Aozora Bank Ltd.(b)	53,000	58,663
Bank of Kyoto Ltd. (The)(b)	25,000	212,365
Bank of Yokohama Ltd. (The)	110,000	471,699
Chiba Bank Ltd. (The)	68,000	338,999
Chugoku Bank Ltd. (The)	13,000	166,768
Chuo Mitsui Trust Holdings, Inc.	88,000	273,771
Fukuoka Financial Group, Inc.	63,000	193,997
Gunma Bank Ltd. (The)	32,000	174,149
Hachijuni Bank Ltd. (The)	35,000	204,218
Hiroshima Bank Ltd. (The)	41,000	157,161
Hokuhoku Financial Group, Inc.	96,000	176,224
Iyo Bank Ltd. (The)	20,000	202,869
Joyo Bank Ltd. (The)	57,000	264,344
Mitsubishi UFJ Financial Group, Inc.	967,267	4,766,180
Mizuho Financial Group, Inc.(b)	834,938	1,630,682
Mizuho Trust & Banking Co. Ltd.(b)	123,000	114,670
Nishi-Nippon City Bank Ltd. (The)	52,000	113,915
Resona Holdings, Inc.(b)	45,100	608,128
Sapporo Hokuyo Holdings, Inc.	17,000	48,213
Seven Bank Ltd.	42	111,916
Shinsei Bank Ltd.	126,000	128,052
Shizuoka Bank Ltd. (The)	54,000	489,767
Sumitomo Mitsui Financial Group, Inc.	58,753	2,069,088
Sumitomo Trust & Banking Co. Ltd. (The)	126,000	487,919
Suruga Bank Ltd.	21,000	175,224
Yamaguchi Financial Group, Inc.	17,000	161,168

		13,934,851

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	48,000	442,449
Secom Co. Ltd.	18,700	692,464
Toppan Printing Co. Ltd.	47,000	322,660

		1,457,573

Computers & Peripherals 0.3%
Fujitsu Ltd.	165,000	619,213
Mitsumi Electric Co. Ltd.(b)	7,700	112,489
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Computers & Peripherals (continued)
NEC Corp.	172,000	$467,869
Seiko Epson Corp.	10,400	143,072
Toshiba Corp.(b)	273,000	711,297

		2,053,940

Construction & Engineering 0.2%
JGC Corp.	20,000	230,969
Kajima Corp.	69,000	170,962
Kinden Corp.	7,000	57,246
Obayashi Corp.	55,000	268,388
Shimizu Corp.(b)	53,000	221,885
Taisei Corp.(b)	78,000	149,604

		1,099,054

Construction Materials 0.0%
Taiheiyo Cement Corp.	83,000	122,276

Consumer Finance 0.1%
Acom Co. Ltd.	3,800	107,966
Aeon Credit Service Co. Ltd.	6,300	57,683
Credit Saison Co. Ltd.(b)	15,000	148,790
ORIX Corp.	8,250	271,561
Promise Co. Ltd.(b)	5,600	88,699
Takefuji Corp.(b)	10,410	49,245

		723,944

Containers & Packaging 0.0%
Toyo Seikan Kaisha Ltd.	14,100	208,160

Distributors 0.0%
Canon Marketing Japan, Inc.	3,100	43,678

Diversified Consumer Services 0.0%(b)
Benesse Corp.	6,800	250,522

Diversified Financial Services 0.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,750	101,283

Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	44,000	1,679,502

Electric Utilities 1.4%
Chubu Electric Power Co., Inc.	58,600	1,291,778
Chugoku Electric Power Co., Inc. (The)(b)	22,600	490,015
Hokkaido Electric Power Co., Inc.(b)	17,400	349,934
Hokuriku Electric Power Co.	14,300	344,040
Kansai Electric Power Co., Inc. (The)	67,400	1,464,993
Kyushu Electric Power Co., Inc.(b)	33,600	754,515
Shikoku Electric Power Co., Inc.(b)	16,200	432,720
Tohoku Electric Power Co., Inc.(b)	37,800	832,124
Tokyo Electric Power Co., Inc. (The)	107,400	2,684,722

		8,644,841

Electrical Equipment 0.3%
Fuji Electric Holdings Co. Ltd.(b)	46,000	54,838
Furukawa Electric Co. Ltd.	58,000	166,185
Mitsubishi Electric Corp.	169,000	768,149
Panasonic Electric Works Co. Ltd.(b)	31,000	226,960
Sumitomo Electric Industries Ltd.	67,500	568,820
Ushio, Inc.	9,700	137,136

		1,922,088

Electronic Equipment & Instruments 1.2%
Alps Electric Co. Ltd.	12,800	44,256
Citizen Holdings Co. Ltd.	26,400	108,352
FUJIFILM Holdings Corp.	43,300	953,238
Hirose Electric Co. Ltd.(b)	2,900	280,569
Hitachi High-Technologies Corp.	5,600	79,426
Hitachi Ltd.(b)	299,000	818,188
HOYA Corp.	36,600	728,508
Ibiden Co. Ltd.	12,100	296,023
Keyence Corp.	3,710	701,989
Kyocera Corp.	14,400	961,332
Mabuchi Motor Co. Ltd.	2,500	101,842
Murata Manufacturing Co. Ltd.(b)	19,000	737,262
Nidec Corp.	9,700	436,709
Nippon Electric Glass Co. Ltd.	31,500	223,448
Omron Corp.	16,500	195,736
Shimadzu Corp.	21,000	135,572
TDK Corp.	11,100	419,641
Yaskawa Electric Corp.(b)	20,000	87,564
Yokogawa Electric Corp.(b)	18,600	75,557

		7,385,212

Food & Staples Retailing 0.4%
AEON Co. Ltd.(b)	57,100	377,489
FamilyMart Co. Ltd.	5,400	164,453
Lawson, Inc.	6,300	261,741
Seven & I Holdings Co. Ltd.	72,200	1,594,205
UNY Co. Ltd.	17,000	134,813

		2,532,701

Food Products 0.2%
Ajinomoto Co., Inc.	60,000	425,419
Kikkoman Corp.(b)	15,000	126,513
Meiji Dairies Corp.	20,000	82,331
Nippon Meat Packers, Inc.	17,000	178,728
Nisshin Seifun Group, Inc.	14,500	156,253
Nissin Foods Holdings Co. Ltd.	6,800	201,379
Toyo Suisan Kaisha Ltd.	8,000	165,094
Yakult Honsha Co. Ltd.	7,800	139,591
Yamazaki Baking Co. Ltd.	8,000	86,205

		1,561,513

Health Care Equipment & Supplies 0.1%(b)
Olympus Corp.	21,000	342,742
Terumo Corp.	15,100	560,986

		903,728

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,300	84,296
Mediceo Paltac Holdings Co. Ltd.	11,700	124,849
Suzuken Co. Ltd.	5,700	149,539

		358,684

Hotels, Restaurants & Leisure 0.0%(b)
Oriental Land Co. Ltd.	4,700	299,538

Household Durables 0.9%
Casio Computer Co. Ltd.(b)	21,800	155,948
Haseko Corp.	125,500	59,232
Makita Corp.(b)	11,000	251,259
Panasonic Corp.	160,000	1,766,478
Sanyo Electric Co. Ltd.*	137,000	205,636
Sekisui Chemical Co. Ltd.	35,000	174,844
Sekisui House Ltd.	39,000	298,607
Sharp Corp.(b)	89,000	712,305
Sony Corp.(b)	88,600	1,832,923

		5,457,232

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Household Products 0.2%
Kao Corp.	45,000	$878,191
Unicharm Corp.(b)	3,800	231,019

		1,109,210

Independent Power Producers & Energy Traders 0.1%
Electric Power Development Co. Ltd.	10,800	322,153

Industrial Conglomerate 0.1%(b)
Hankyu Hanshin Holdings, Inc.	98,000	445,749

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	1,300	27,134
Nomura Research Institute Ltd.	9,200	144,437
NTT Data Corp.(b)	114	312,346
Obic Co. Ltd.	330	41,589
Otsuka Corp.(b)	1,300	48,618

		574,124

Insurance 0.6%
Aioi Insurance Co. Ltd.	37,000	144,085
Mitsui Sumitomo Insurance Group Holdings, Inc.	33,404	787,125
Nipponkoa Insurance Co. Ltd.	58,000	335,871
Nissay Dowa General Insurance Co. Ltd.	7,000	26,972
Sompo Japan Insurance, Inc.	75,000	393,174
Sony Financial Holdings, Inc.	80	215,792
T&D Holdings, Inc.	20,350	495,692
Tokio Marine Holdings, Inc.	60,000	1,477,963

		3,876,674

Internet & Catalog Retail 0.1%
Dena Co. Ltd.	24	78,941
Rakuten, Inc.	539	259,437

		338,378

Internet Software & Services 0.1%(b)
Yahoo! Japan Corp.	1,204	317,107

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	18,100	181,724
Nikon Corp.	30,000	341,484
Sankyo Co. Ltd.	4,400	192,324
Sega Sammy Holdings, Inc.	15,700	139,285
Shimano, Inc.	5,500	167,470
Yamaha Corp.	15,400	151,512

		1,173,799

Machinery 1.0%
Amada Co. Ltd.	33,000	176,340
Fanuc Ltd.(b)	17,000	1,162,926
Hino Motors Ltd.	20,000	44,115
Hitachi Construction Machinery Co. Ltd.	9,900	130,723
IHI Corp.*	108,000	124,096
Japan Steel Works Ltd. (The)	32,000	305,130
JTEKT Corp.	18,100	127,941
Kawasaki Heavy Industries Ltd.(b)	135,000	271,064
Komatsu Ltd.	79,600	881,048
Kubota Corp.	98,000	543,175
Kurita Water Industries Ltd.	10,200	198,535
Minebea Co. Ltd.	28,000	103,147
Mitsubishi Heavy Industries Ltd.	283,000	866,383
Mitsui Engineering & Shipbuilding Co. Ltd.(b)	58,000	98,070
NGK Insulators Ltd.	23,000	359,788
NSK Ltd.	41,000	159,166
NTN Corp.	35,000	99,343
SMC Corp.	5,100	497,132
Sumitomo Heavy Industries Ltd.(b)	52,000	175,421
THK Co. Ltd.	9,800	132,889

		6,456,432

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.	55,000	172,895
Mitsui OSK Lines Ltd.	102,000	504,869
Nippon Yusen KK	99,000	382,493

		1,060,257

Media 0.1%
Dentsu, Inc.(b)	17,500	268,913
Fuji Media Holdings, Inc.	37	41,594
Hakuhodo DY Holdings, Inc.	1,110	47,753
Jupiter Telecommunications Co. Ltd.	200	133,624
Toho Co. Ltd.	9,200	129,198
Tokyo Broadcasting System, HD	1,000	13,197

		634,279

Metals & Mining 0.8%
Daido Steel Co. Ltd.	25,000	62,286
Dowa Holdings Co. Ltd.	25,000	94,531
Hitachi Metals Ltd.(b)	15,000	106,780
JFE Holdings, Inc.	46,200	1,019,937
Kobe Steel Ltd.	215,000	278,070
Maruichi Steel Tube Ltd.(b)	1,600	34,493
Mitsubishi Materials Corp.	103,000	280,615
Mitsui Mining & Smelting Co. Ltd.	43,000	71,552
Nippon Steel Corp.	451,000	1,218,216
Nisshin Steel Co. Ltd.	61,000	103,525
OSAKA Titanium Technologies Co.	1,400	36,700
Sumitomo Metal Industries Ltd.(b)	342,000	694,190
Sumitomo Metal Mining Co. Ltd.	49,000	471,184
Tokyo Steel Manufacturing Co. Ltd.	10,100	101,814
Yamato Kogyo Co. Ltd.(b)	3,200	69,104

		4,642,997

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.(b)	29,760	230,342
J. Front Retailing Co. Ltd.(b)	41,400	144,105
Marui Group Co. Ltd.	20,700	111,288
Takashimaya Co. Ltd.	27,000	156,493

		642,228

Natural Gas Utility 0.2%
Osaka Gas Co. Ltd.(b)	173,000	541,631
TOHO GAS Co. Ltd.(b)	39,000	179,402
Tokyo Gas Co. Ltd.	205,000	719,284

		1,440,317

Office Electronics 0.6%
Brother Industries Ltd.	19,200	142,352
Canon, Inc.	93,900	2,737,771
Konica Minolta Holdings, Inc.	42,500	370,511
Ricoh Co. Ltd.	60,000	725,625

		3,976,259

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co. Ltd.	45,000	137,009
Idemitsu Kosan Co. Ltd.	2,000	151,109
INPEX Corp.	73	517,057
Japan Petroleum Exploration Co.	2,300	93,706
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Oil, Gas & Consumable Fuels (continued)
Nippon Mining Holdings, Inc.	79,000	$316,702
Nippon Oil Corp.	117,000	583,054
Showa Shell Sekiyu KK	17,500	160,751
TonenGeneral Sekiyu KK	23,000	225,412

		2,184,800

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	8,100	197,236
OJI Paper Co. Ltd.(b)	77,000	315,492

		512,728

Personal Products 0.1%(b)
Shiseido Co. Ltd.	29,000	425,234

Pharmaceuticals 1.3%
Astellas Pharma, Inc.	42,400	1,312,315
Chugai Pharmaceutical Co. Ltd.	19,900	339,065
Daiichi Sankyo Co. Ltd.	59,900	1,007,253
Dainippon Sumitomo Pharma Co. Ltd.(b)	13,000	108,531
Eisai Co. Ltd.	22,400	659,436
Hisamitsu Pharmaceutical Co., Inc.	5,900	182,313
Kyowa Hakko Kirin Co. Ltd.(b)	21,000	179,134
Mitsubishi Tanabe Pharma Corp.	18,000	179,223
Ono Pharmaceutical Co. Ltd.(b)	7,900	346,773
Santen Pharmaceutical Co. Ltd.	6,800	189,694
Shionogi & Co. Ltd.	27,000	465,463
Taisho Pharmaceutical Co. Ltd.	10,000	186,455
Takeda Pharmaceutical Co. Ltd.	72,200	2,505,327
Tsumura & Co.	5,500	142,341

		7,803,323

Real Estate Investment Trusts 0.2%
Japan Prime Realty Investment Corp.	42	78,059
Japan Real Estate Investment Corp.	35	268,918
Japan Retail Fund Investment Corp.	29	111,100
Nippon Building Fund, Inc.	48	414,925
Nomura Real Estate Office Fund, Inc.	23	128,855

		1,001,857

Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd.	5,100	65,610
Daito Trust Construction Co. Ltd.	6,500	219,161
Daiwa House Industry Co. Ltd.	46,000	373,869
Leopalace21 Corp.	10,300	61,594
Mitsubishi Estate Co. Ltd.	103,000	1,168,642
Mitsui Fudosan Co. Ltd.	74,000	811,893
Nomura Real Estate Holdings, Inc.(b)	4,300	65,608
NTT Urban Development Corp.	93	75,279
Sumitomo Realty & Development Co. Ltd.(b)	34,000	379,924
Tokyo Tatemono Co. Ltd.(b)	26,000	67,499
Tokyu Land Corp.(b)	42,000	117,137

		3,406,216

Road & Rail 0.9%
Central Japan Railway Co.	139	783,914
East Japan Railway Co.	29,921	1,560,144
Keihin Electric Express Railway Co. Ltd.(b)	35,000	252,586
Keio Corp.(b)	52,000	296,147
Keisei Electric Railway Co. Ltd.(b)	20,000	100,729
Kintetsu Corp.(b)	144,000	598,713
Nippon Express Co. Ltd.	65,000	204,874
Odakyu Electric Railway Co. Ltd.(b)	51,000	396,280
Tobu Railway Co. Ltd.(b)	73,000	370,408
Tokyu Corp.(b)	102,000	428,623
West Japan Railway Co.	152	482,053

		5,474,471

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.(b)	13,600	205,394
Elpida Memory, Inc.*(b)	10,600	74,716
NEC Electronics Corp.*	1,300	7,994
Rohm Co. Ltd.	9,000	449,732
Shinko Electric Industries Co. Ltd.	6,600	63,589
Sumco Corp.(b)	11,700	174,331
Tokyo Electron Ltd.	15,300	573,129

		1,548,885

Software 0.5%
Konami Corp.	9,200	139,923
Nintendo Co. Ltd.	8,700	2,545,412
Oracle Corp. Japan	3,100	117,830
Square Enix Holdings Co. Ltd.	6,000	113,808
Trend Micro, Inc.(b)	9,500	271,424

		3,188,397

Specialty Retail 0.2%
ABC-Mart, Inc.	2,100	40,090
Fast Retailing Co. Ltd.	4,200	480,970
Hikari Tsushin, Inc.	1,000	19,040
Nitori Co. Ltd.	3,650	204,318
Shimamura Co. Ltd.	1,800	96,398
USS Co. Ltd.	2,320	101,754
Yamada Denki Co. Ltd.	7,750	305,900

		1,248,470

Textiles, Apparel & Luxury Goods 0.0%
Asics Corp.	13,000	90,730
Nisshinbo Holdings, Inc.	12,000	114,394
Onward Holdings Co. Ltd.	8,000	52,965

		258,089

Tobacco 0.2%
Japan Tobacco, Inc.	397	1,061,415

Trading Companies & Distributors 0.9%
ITOCHU Corp.	134,000	661,259
Marubeni Corp.	147,000	463,052
Mitsubishi Corp.	119,600	1,585,745
Mitsui & Co. Ltd.	153,000	1,558,892
Sojitz Corp.	100,300	120,594
Sumitomo Corp.(b)	99,900	868,211
Toyota Tsusho Corp.	17,200	168,102

		5,425,855

Transportation Infrastructure 0.0%
Kamigumi Co. Ltd.	24,000	159,801
Mitsubishi Logistics Corp.	11,000	108,254

		268,055

Wireless Telecommunication Services 0.6%
KDDI Corp.	258	1,215,142
NTT DoCoMo, Inc.	1,378	1,877,721
Softbank Corp.(b)	66,900	861,716

		3,954,579

		143,674,279

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
LUXEMBOURG 0.4%(a)
Energy Equipment & Services 0.1%
Tenaris SA	43,294	$439,950

Media 0.1%
SES SA	25,578	488,153

Metals & Mining 0.2%
ArcelorMittal	75,273	1,535,603

Wireless Telecommunication Services 0.0%
Millicom International Cellular SA — SDR	5,814	217,713

		2,681,419

NETHERLANDS 3.5%(a)
Aerospace & Defense 0.1%(b)
European Aeronautic Defence and Space Co. NV	30,025	348,831

Air Freight & Logistics 0.1%
TNT NV	33,065	566,658

Beverages 0.1%
Heineken Holding NV	9,125	221,179
Heineken NV	22,144	628,950

		850,129

Chemicals 0.2%
Akzo Nobel NV	21,671	820,580
Koninklijke DSM NV	12,590	331,224

		1,151,804

Construction & Engineering 0.0%
Koninklijke Boskalis Westminster NV	5,054	101,522

Construction Materials 0.0%
James Hardie Industries NV CDI	32,957	96,399

Diversified Financial Services 0.2%
ING Groep NV CVA	168,003	920,415
SNS Reaal	10,950	38,621

		959,036

Diversified Telecommunication Services 0.3%
Koninklijke KPN NV	158,687	2,118,305

Energy Equipment & Services 0.1%
Fugro NV CVA	5,638	179,023
SBM Offshore NV	12,963	172,375

		351,398

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	108,685	1,190,210

Food Products 0.5%
Unilever NV CVA	140,191	2,761,492

Industrial Conglomerate 0.2%
Koninklijke Philips Electronics NV	83,678	1,238,420

Insurance 0.1%
Aegon NV	122,992	476,693

Life Sciences Tools & Services 0.0%
Qiagen NV*	17,332	281,268

Media 0.2%
Reed Elsevier NV	56,175	601,025
Wolters Kluwer NV	25,176	408,031

		1,009,056

Oil, Gas & Consumable Fuels 1.1%
Royal Dutch Shell PLC, A Shares	307,843	6,919,328

Professional Services 0.0%
Randstad Holding NV	9,567	162,272

Real Estate Investment Trusts 0.0%
Corio NV	4,133	170,905

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding NV	39,469	694,861

		21,448,587

NEW ZEALAND 0.1%(a)
Construction Materials 0.0%
Fletcher Building Ltd.	41,726	142,728

Diversified Telecommunication Services 0.1%(b)
Telecom Corp. of New Zealand Ltd.	151,075	196,813

Electric Utility 0.0%
Contact Energy Ltd.	23,957	78,155

Hotels, Restaurants & Leisure 0.0%
Sky City Entertainment Group Ltd.	37,044	59,386

Transportation Infrastructure 0.0%
Auckland International Airport Ltd.	76,960	75,058

		552,140

NORWAY 0.7%(a)
Chemicals 0.1%
Yara International ASA	17,400	380,301

Commercial Banks 0.1%
DnB NOR ASA	68,000	305,188

Diversified Telecommunication Services 0.1%
Telenor ASA	77,200	441,513

Electrical Equipment 0.0%(b)
Renewable Energy Corp. AS*	14,029	121,382

Energy Equipment & Services 0.0%
Aker Solutions ASA	15,632	100,987

Industrial Conglomerate 0.1%
Orkla ASA	75,627	519,026

Metals & Mining 0.0%
Norsk Hydro ASA	64,010	240,966

Oil, Gas & Consumable Fuels 0.3%
StatoilHydro ASA	116,703	2,043,262

		4,152,625

PORTUGAL 0.3%(a)
Commercial Banks 0.1%
Banco Comercial Portugues SA	221,733	181,822
Banco Espirito Santo SA	20,446	79,777

		261,599

Construction Materials 0.0%(b)
Cimpor Cimentos de Portugal SGPS SA	22,687	112,922

Diversified Telecommunication Services 0.1%(b)
Portugal Telecom SGPS SA	56,502	436,406

Electric Utility 0.1%
Energias de Portugal SA	156,993	544,152

Food & Staples Retailing 0.0%(b)
Jeronimo Martins SGPS SA	21,486	105,764

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
PORTUGAL(a) (continued)
Media 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	13,437	$71,475

Oil, Gas & Consumable Fuels 0.0%
Galp Energia SGPS SA, B Shares	17,471	208,026

Transportation Infrastructure 0.0%(b)
BRISA	24,923	172,762

		1,913,106

SINGAPORE 1.1%(a)
Aerospace & Defense 0.0%
Singapore Technologies Engineering Ltd.	113,000	183,121

Airline 0.1%
Singapore Airlines Ltd.	43,867	289,362

Commercial Banks 0.4%
DBS Group Holdings Ltd.	156,500	872,680
Oversea-Chinese Banking Corp. Ltd.	229,000	730,211
United Overseas Bank Ltd.	112,000	718,565

		2,321,456

Distributors 0.0%
Jardine Cycle & Carriage Ltd.	12,000	93,703

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	79,000	265,511

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	711,850	1,186,833

Food & Staples Retailing 0.0%
Olam International Ltd.	114,600	110,418

Food Products 0.0%
Golden Agri-Resources Ltd.	496,866	90,107
Wilmar International Ltd.	77,294	161,769

		251,876

Health Care Providers & Services 0.0%
Parkway Holdings Ltd.	67,866	51,847

Industrial Conglomerates 0.1%
Fraser and Neave Ltd.	81,745	136,208
Keppel Corp. Ltd.	118,000	389,945
SembCorp Industries Ltd.	82,000	127,212

		653,365

Machinery 0.0%
Cosco Corp. Singapore Ltd.	90,000	48,608
SembCorp Marine Ltd.	80,800	96,221

		144,829

Marine 0.0%
Neptune Orient Lines Ltd.	53,000	41,205

Media 0.0%
Singapore Press Holdings Ltd.	137,000	228,019

Real Estate Investment Trusts 0.1%
Ascendas Real Estate Investment Trust	129,466	104,177
CapitaMall Trust	208,200	181,392

		285,569

Real Estate Management & Development 0.1%
CapitaLand Ltd.	234,097	359,042
City Developments Ltd.	48,000	161,606
UOL Group Ltd.*	13,000	16,027

		536,675

Road & Rail 0.0%
ComfortDelgro Corp. Ltd.	156,000	139,737

		6,783,526

SPAIN 4.1%(a)
Airline 0.0%
Iberia Lineas Aereas de Espana	45,750	95,932

Biotechnology 0.0%
Grifols SA	11,987	172,621

Commercial Banks 1.4%
Banco Bilbao Vizcaya Argentaria SA(b)	304,670	2,472,546
Banco de Sabadell SA	84,616	424,622
Banco de Valencia SA	17,260	143,168
Banco Popular Espanol SA	72,717	460,243
Banco Santander SA	700,498	4,829,025
Bankinter SA(b)	21,829	230,926

		8,560,530

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA(b)	16,893	700,579
Fomento de Construcciones y Contratas SA	4,249	130,013
Grupo Ferrovial SA	6,011	128,158
Sacyr Vallehermoso SA(b)	6,352	48,919

		1,007,669

Diversified Financial Services 0.1%
Criteria CaixaCorp. SA	69,528	224,185

Diversified Telecommunication Services 1.2%
Telefonica SA	363,463	7,246,793

Electric Utilities 0.6%
Acciona SA	2,659	273,469
Iberdrola SA(b)	299,931	2,103,982
Red Electrica Corp. SA	9,994	390,354
Union Fenosa SA	31,561	754,045

		3,521,850

Electrical Equipment 0.0%
Gamesa Corp. Tecnologica SA	16,969	217,619

Independent Power Producers & Energy Traders 0.1%
EDP Renovaveis SA*	18,291	149,375
Iberdrola Renovables SA*	78,352	324,462

		473,837

Information Technology Services 0.0%(b)
Indra Sistemas SA	9,312	179,526

Insurance 0.0%
Mapfre SA	65,846	144,165

Machinery 0.0%
Zardoya Otis SA	10,495	191,829

Media 0.0%
Gestevision Telecinco SA	11,192	77,548

Metals & Mining 0.0%
Acerinox SA	13,303	154,931

Natural Gas Utility 0.1%
Enagas	16,717	236,668
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
SPAIN(a) (continued)
Natural Gas Utility (continued)
Gas Natural SDG SA	20,810	$284,905

		521,573

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	62,830	1,083,960

Specialty Retail 0.1%
Inditex SA	19,969	778,049

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA(b)	24,770	387,070
Cintra Concesiones de Infraestructuras de Transporte SA*	22,043	98,592

		485,662

		25,138,279

SWEDEN 2.0%(a)
Building Products 0.0%
Assa Abloy AB, Class B	28,200	264,005

Commercial Banks 0.3%
Nordea Bank AB(b)	190,900	950,252
Skandinaviska Enskilda Banken AB, Class A*(b)	134,680	423,103
Svenska Handelsbanken AB, A Shares	40,500	572,534
Swedbank AB, A Shares(b)	33,200	110,653

		2,056,542

Commercial Services & Supplies 0.0%(b)
Securitas AB, B Shares*	28,400	207,375

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	261,600	2,115,935

Construction & Engineering 0.1%(b)
Skanska AB, B Shares	34,000	293,588

Diversified Financial Services 0.1%(b)
Investor AB, B Shares	40,200	508,544

Diversified Telecommunication Services 0.2%
Tele2 AB, B Shares	27,500	231,918
TeliaSonera AB	193,500	931,051

		1,162,969

Health Care Equipment & Supplies 0.0%
Getinge AB, B Shares	16,678	161,588

Household Durables 0.1%
Electrolux AB, Series B*	23,209	181,721
Husqvarna AB, B Shares*(b)	33,891	136,965

		318,686

Machinery 0.4%
Alfa Laval AB(b)	32,900	248,942
Atlas Copco AB, A Shares(b)	59,691	448,387
Atlas Copco AB, B Shares	31,829	216,759
Sandvik AB	89,626	513,624
Scania AB, B Shares	25,441	207,127
SKF AB, B Shares(b)	34,891	302,138
Volvo AB, A Shares	36,599	194,672
Volvo AB, B Shares(b)	96,341	511,417

		2,643,066

Media 0.0%(b)
Modern Times Group AB, B Shares	4,585	78,125

Metals & Mining 0.0%(b)
Ssab Svenskt Stal AB, Series A	16,501	140,332
Ssab Svenskt Stal AB, Series B	6,975	55,264

		195,596

Oil, Gas & Consumable Fuels 0.0%
Lundin Petroleum AB*	19,200	104,092

Paper & Forest Products 0.1%(b)
Holmen AB, Class B	4,200	69,817
Svenska Cellulosa AB, Class B	49,884	378,756

		448,573

Specialty Retail 0.3%
Hennes & Mauritz AB, B Shares	44,675	1,675,545

Tobacco 0.1%
Swedish Match AB	23,000	332,784

		12,567,013

SWITZERLAND 8.0%(a)
Biotechnology 0.1%(b)
Actelion Ltd.*	9,068	413,976

Building Products 0.1%
Geberit AG	3,785	340,145

Capital Markets 1.0%
Credit Suisse Group AG	97,048	2,955,954
EFG International AG	4,182	31,153
Julius Baer Holding AG	19,417	477,259
UBS AG*	266,396	2,498,406

		5,962,772

Chemicals 0.3%
Givaudan SA	607	314,289
Syngenta AG	8,818	1,773,153

		2,087,442

Computers & Peripherals 0.0%
Logitech International SA*	16,170	167,387

Construction Materials 0.1%
Holcim Ltd.	18,116	645,496

Diversified Financial Services 0.0%
Pargesa Holding SA	2,241	118,948

Diversified Telecommunication Services 0.1%
Swisscom AG	2,206	619,612

Electric Utility 0.0%
BKW FMB Energie AG	924	66,529

Electrical Equipment 0.4%
ABB Ltd.	199,908	2,789,049

Food Products 2.0%
Aryzta AG*	5,956	142,283
Lindt & Spruengli AG	70	93,674
Lindt & Spruengli AG	9	146,275
Nestle SA	347,288	11,737,029

		12,119,261

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG(b)	11,002	187,856
Sonova Holding AG	4,277	258,229
Straumann Holding AG(b)	649	100,521

		546,606

Insurance 0.5%
Baloise Holding AG	4,645	296,978
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
SWITZERLAND(a) (continued)
Insurance (continued)
Swiss Life Holding AG	3,251	$224,265
Swiss Reinsurance	30,711	501,947
Zurich Financial Services AG	12,924	2,043,270

		3,066,460

Life Sciences Tools & Services 0.1%(b)
Lonza Group AG*	4,420	436,857

Machinery 0.1%
Schindler Holding AG	4,216	199,154
Sulzer AG	2,584	133,389

		332,543

Marine 0.0%
Kuehne + Nagel International AG	5,029	293,543

Pharmaceuticals 2.7%
Novartis AG	215,801	8,167,391
Roche Holding AG	63,723	8,749,066

		16,916,457

Professional Services 0.1%
Adecco SA	11,382	355,816
SGS SA	432	453,515

		809,331

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	63,340	316,887

Textiles, Apparel & Luxury Goods 0.2%
Compagnie Financiere Richemont SA	47,777	746,230
Swatch Group AG (The)	4,122	100,743
Swatch Group AG (The)	2,858	344,823

		1,191,796

		49,241,097

UNITED KINGDOM 17.9%(a)
Aerospace & Defense 0.4%
BAE Systems PLC	309,424	1,483,773
Cobham PLC	100,124	246,379
Meggitt PLC	55,127	101,434
Rolls-Royce Group PLC	161,702	681,030

		2,512,616

Airline 0.0%
British Airways PLC	51,030	102,726

Beverages 0.6%
Diageo PLC	219,005	2,445,164
SABMiller PLC	78,730	1,170,405

		3,615,569

Capital Markets 0.2%
3i Group PLC	31,148	121,232
ICAP PLC	47,007	204,668
Investec PLC	38,164	159,767
Man Group PLC	149,475	468,340

		954,007

Chemicals 0.1%
Johnson Matthey PLC	18,738	283,241

Commercial Banks 1.8%
Barclays PLC	733,479	1,556,993
HSBC Holdings PLC	1,091,492	6,075,893
Lloyds Banking Group PLC	832,483	842,699
Royal Bank of Scotland Group PLC*	1,556,558	548,520
Standard Chartered PLC	165,693	2,057,099

		11,081,204

Commercial Services & Supplies 0.1%
G4S PLC	112,998	313,926

Construction & Engineering 0.0%
Balfour Beatty PLC	43,295	202,992

Containers & Packaging 0.0%
Rexam PLC	58,075	224,381

Diversified Financial Services 0.0%
London Stock Exchange Group PLC	11,350	91,755

Diversified Telecommunication Services 0.2%
BT Group PLC	654,305	729,853
Cable & Wireless PLC	222,568	445,014

		1,174,867

Electric Utility 0.2%
Scottish & Southern Energy PLC	80,440	1,277,967

Energy Equipment & Services 0.0%
AMEC PLC	29,826	227,729

Food & Staples Retailing 0.7%
J Sainsbury PLC	85,293	382,239
Tesco PLC	687,775	3,285,441
WM Morrison Supermarkets PLC	207,752	760,485

		4,428,165

Food Products 0.6%
Associated British Foods PLC	28,815	264,445
Cadbury PLC	119,675	902,549
Tate & Lyle PLC	37,164	138,603
Unilever PLC	112,426	2,125,572

		3,431,169

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	78,104	486,067

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	14,328	325,348
Compass Group PLC	162,665	743,771
Intercontinental Hotels Group PLC	23,350	177,132
Ladbrokes PLC	49,808	130,734
Thomas Cook Group PLC	37,360	128,629
TUI Travel PLC	50,842	166,812
Whitbread PLC	15,874	179,239

		1,851,665

Household Durables 0.0%
Berkeley Group Holdings PLC*	6,915	87,909

Household Products 0.3%
Reckitt Benckiser Group PLC	52,406	1,965,910

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	27,504	203,700
International Power PLC	134,722	406,789

		610,489

Industrial Conglomerates 0.1%
Smiths Group PLC	32,612	312,678
Tomkins PLC	84,528	146,637

		459,315

Information Technology Services 0.0%
Logica PLC	121,171	110,449

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED KINGDOM(a) (continued)
Insurance 0.6%
Admiral Group PLC	14,978	$183,202
Aviva PLC	234,140	725,941
Friends Provident PLC	188,524	186,903
Legal & General Group PLC	522,899	321,891
Old Mutual PLC	446,585	332,410
Prudential PLC	219,416	1,063,522
RSA Insurance Group PLC	293,916	547,990
Standard Life PLC	176,250	419,674

		3,781,533

Internet & Catalog Retail 0.0%
Home Retail Group PLC	78,937	254,111

Machinery 0.0%
IMI PLC	26,515	103,087
Invensys PLC*	64,897	154,492

		257,579

Media 0.5%
British Sky Broadcasting Group PLC	100,078	621,045
Daily Mail & General Trust, Class A	23,522	78,735
ITV PLC	273,704	74,534
Pearson PLC	71,411	718,005
Reed Elsevier PLC	97,305	697,559
Thomson Reuters PLC	16,091	359,242
United Business Media Ltd.	19,206	117,177
WPP PLC	98,111	551,660

		3,217,957

Metals & Mining 1.7%
Anglo American PLC	115,286	1,962,824
Antofagasta PLC	35,197	254,666
BHP Billiton PLC	192,999	3,806,359
Eurasian Natural Resources Corp.	26,033	168,429
Kazakhmys PLC	19,601	104,508
Lonmin PLC	11,046	225,777
Rio Tinto PLC	87,271	2,929,879
Vedanta Resources PLC	13,117	127,146
Xstrata PLC	166,262	1,115,085

		10,694,673

Multi-Utility 0.6%
Centrica PLC	447,626	1,460,941
National Grid PLC	212,869	1,634,653
United Utilities Group PLC	60,569	419,760

		3,515,354

Multiline Retail 0.2%
Marks & Spencer Group PLC	139,196	590,031
Next PLC	17,617	334,247

		924,278

Oil, Gas & Consumable Fuels 3.9%
BG Group PLC	293,358	4,424,365
BP PLC	1,635,413	10,964,139
Cairn Energy PLC*	12,212	380,660
Frontline Ltd.(b)	4,324	76,897
Imperial Tobacco Group PLC	89,044	1,999,434
Royal Dutch Shell PLC, B Shares	233,548	5,079,910
Tullow Oil PLC	70,167	806,608

		23,732,013

Pharmaceuticals 2.0%
AstraZeneca PLC	126,502	4,479,279
GlaxoSmithKline PLC	454,024	7,070,043
Shire PLC	49,548	606,664

		12,155,986

Professional Services 0.1%
Capita Group PLC (The)	54,864	533,511
Hays PLC	104,244	108,757

		642,268

Real Estate Investment Trusts 0.2%
British Land Co. PLC	75,880	392,005
Hammerson PLC	62,258	227,110
Land Securities Group PLC	67,195	420,979
Liberty International PLC	20,393	113,729
Segro PLC	36,179	11,791

		1,165,614

Road & Rail 0.0%
Firstgroup PLC	45,365	174,002
Stagecoach Group PLC	44,750	76,861

		250,863

Software 0.1%
Autonomy Corp. PLC*	18,837	351,617
Sage Group PLC (The)	117,392	284,444

		636,061

Specialty Retail 0.1%
Carphone Warehouse Group PLC	30,794	55,228
Kingfisher PLC	209,693	449,402

		504,630

Textiles, Apparel & Luxury Goods 0.0%
Burberry Group PLC	35,917	144,838

Tobacco 0.6%
British American Tobacco PLC	165,562	3,823,952

Trading Companies & Distributors 0.1%
Bunzl PLC	26,509	207,582
Wolseley PLC*	61,504	203,008

		410,590

Water Utility 0.1%
Severn Trent PLC	19,089	270,861

Wireless Telecommunication Services 1.3%
Vodafone Group PLC	4,583,933	7,990,475

		109,867,754

UNITED STATES 0.1%
Capital Markets 0.0%(a)
Schroders PLC	6,854	77,684

Health Care Equipment & Supplies 0.1%
Synthes, Inc.	5,450	607,341

		685,025

Total Common Stocks (cost $983,434,059)		581,013,037

Preferred Stocks 0.3%(a)
GERMANY 0.3%
Automobiles 0.1%
Bayerische Motoren Werke AG	4,349	75,241
Porsche Automobil Holding SE(b)	8,068	385,284
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
Preferred Stocks(a) (continued)
GERMANY (continued)
Automobiles (continued)
Volkswagen AG	9,055	$519,887

		980,412

Health Care Equipment & Supplies 0.1%
Fresenius SE	7,191	327,859

Household Products 0.1%
Henkel AG & Co. KGaA	16,403	443,853

Multi-Utility 0.0%
RWE AG	3,229	203,394

		1,955,518

ITALY 0.0%
Insurance 0.0%
Unipol Gruppo Finanziario SpA	75,948	44,995

		44,995

Total Preferred Stocks (cost $4,008,972)		2,000,513

Exchange Traded Funds 0.9%
UNITED STATES 0.9%
Equity Fund 0.9%
iShares MSCI EAFE Index Fund	153,075	5,754,089

Total Exchange Traded Funds (cost $8,291,928)		5,754,089

Rights 0.2%
BELGIUM 0.0%
Beverages 0.0%
Anheuser-Busch InBev NV	20,488	82

Diversified Financial Services 0.0%
Fortis*	162,229	0

		82

FINLAND 0.0%
Diversified Financial Services 0.0%
Pohjola Bank PLC	8,833	12,002

PORTUGAL 0.0%
Commercial Banks 0.0%
Banco Espirito Santo SA	18,683	29,782

SPAIN 0.0%
Insurance 0.0%
Mapfre SA	56,822	755

SWEDEN 0.0%
Commercial Banks 0.0%
Nordea Bank AB	1,851,300	211,806

UNITED KINGDOM 0.2%
Commercial Banks 0.2%
HSBC Holdings PLC	406,495	822,250
Royal Bank of Scotland Group PLC	614,204	0

		822,250

Real Estate Investment Trusts 0.0%
Segro PLC	434,147	29,896

		852,146

Total Rights (cost $887,856)		1,106,573

Warrants 0.0%
JAPAN 0.0%
Metals & Mining 0.0%
Dowa Holdings Co. Ltd., expiring 01/29/10*	1,000	$0

Total Warrants (cost $—)		0

	Principal	Market
	Amount	Value
Repurchase Agreements 16.6%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $26,640,902, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $27,173,509	$26,640,695	26,640,695
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $44,438,701, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $45,297,690(c)	44,409,500	44,409,500
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $31,032,619, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $31,653,104	31,032,455	31,032,455

Total Repurchase Agreements (cost $102,082,650)		102,082,650

Total Investments (cost $1,098,705,465) (d) — 112.6%		691,956,862

Liabilities in excess of other assets — (12.6)%		(77,519,602)

NET ASSETS — 100.0%		$614,437,260

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $41,482,902.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $44,409,500.

(d)	At March 31, 2009, the tax basis cost of the fund’s investments was $1,099,281,266 tax unrealized appreciation and depreciation were $822,251 and $(408,146,655) respectively.

AE	Limited company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

KGaA	Limited partnership with shares

KK	Joint Stock Company

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT International Index Fund

PLC	Public Limited Co.

PPS	Price Protected Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SC	Partnership with full liability

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depositary Receipts

SE	Sweden

SGPS	Holding Enterprise

SP	Spain

SpA	Limited share company
At March 31, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australia Dollar	5/14/09	(644,000)	$(412,383)	$(446,158)	$(33,775)
British Pound	5/14/09	(306,000)	(429,666)	(439,035)	(9,369)
Euro	5/14/09	(349,000)	(455,145)	(463,598)	(8,453)
Japanese Yen	5/14/09	(116,139,000)	(1,185,733)	(1,174,264)	11,469
Swedish Krone	5/14/09	(3,821,000)	(457,953)	(465,067)	(7,114)
Swiss Franc	5/14/09	(283,000)	(241,812)	(248,956)	(7,144)

Total Short Contracts			$(3,182,692)	$(3,237,078)	$(54,386)

Long Contracts:
Australia Dollar	5/14/09	1,756,800	$1,184,385	$1,217,095	$32,710
British Pound	5/14/09	1,902,300	2,768,975	2,729,336	(39,639)
Euro	5/14/09	4,635,100	6,055,064	6,157,081	102,017
Japanese Yen	5/14/09	430,720,800	4,571,603	4,354,954	(216,649)
Swedish Krone	5/14/09	6,300,400	765,153	766,844	1,691
Swiss Franc	5/14/09	283,000	245,549	248,956	3,407

Total Long Contracts			$15,590,729	$15,474,266	$(116,463)

At March 31, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

263	DJ Euro STOXX 50	06/22/09	$6,962,885	$35,811
84	FTSE 100	06/20/09	4,681,663	63,809
71	TOPIX INDX	06/30/09	5,574,113	308,075
67	OMSX30 INDX	04/17/09	525,776	(10,596)
39	S&P SPI 200 IDX	06/30/09	2,416,762	26,276
7	CAC40 10	06/22/09	251,577	2,036
2	DAX INDX	06/22/09	272,453	789
1	HANG SENG IDX	04/30/09	87,454	(1,702)
1	IBEX 35 IDX	04/20/09	103,528	122
1	MIB IDX	06/19/09	102,472	(715)

			$20,978,683	$423,905

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Investor Destinations Aggressive Fund

		Market
	Shares	Value
Mutual Funds 100.1%(a)
Equity Funds 94.8%
Nationwide International Index Fund, Institutional Class	8,749,314	$41,996,709
NVIT International Index Fund, Class Y	13,361,882	73,089,494
NVIT Mid Cap Index Fund, Class Y	5,619,687	57,489,400
NVIT S&P 500 Index Fund, Class Y	27,719,131	153,563,983
NVIT Small Cap Index Fund, Class Y	7,500,350	38,101,779

		364,241,365

Fixed Income Funds 5.3%
NVIT Bond Index Fund, Class Y	2,008,154	20,101,619

Total Mutual Funds (cost $688,247,155)		384,342,984

Total Investments (cost $688,247,155) (b) — 100.1%		384,342,984
Liabilities in excess of other assets — (0.1)%		(205,182)

NET ASSETS — 100.0%		$384,137,802

(a)	Investment in affiliate.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $692,188,571, tax unrealized appreciation and depreciation were $38,764 and $(307,884,351) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Investor Destinations Balanced Fund

		Market
	Shares	Value
Mutual Funds 93.0%(a)
Equity Funds 49.8%
NVIT International Index Fund, Class Y	21,544	$117,846
NVIT Mid Cap Index Fund, Class Y	9,843	100,689
NVIT S&P 500 Index Fund, Class Y	44,643	247,321
NVIT Small Cap Index Fund, Class Y	6,000	30,480

		496,336

Fixed Income Funds 37.2%
NVIT Bond Index Fund, Class Y	30,060	300,902
NVIT Enhanced Income Fund, Class Y	7,007	70,070

		370,972

Money Market Fund 6.0%
NVIT Money Market Fund, Class Y	60,000	60,000

Total Mutual Funds (cost $930,000)		927,308

	Principal	Market
	Amount	Value
Fixed Contract 7.0%(a) (b)
Nationwide Fixed Contract, 3.80%	$70,044	70,044

Total Fixed Contract (cost $70,044)		70,044

Total Investments (cost $1,000,044) (c) — 100.0%		997,352
Liabilities in excess of other assets — 0.0%		(105)

NET ASSETS — 100.0%		$997,247

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $1,000,044, tax unrealized appreciation and depreciation were $2,141 and $(4,833) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Investor Destinations Capital Appreciation Fund

		Market
	Shares	Value
Mutual Funds 96.5%(a)
Equity Funds 69.8%
NVIT International Index Fund, Class Y	35,907	$196,409
NVIT Mid Cap Index Fund, Class Y	12,795	130,896
NVIT S&P 500 Index Fund, Class Y	57,143	316,572
NVIT Small Cap Index Fund, Class Y	10,000	50,800

		694,677

Fixed Income Funds 23.7%
NVIT Bond Index Fund, Class Y	20,040	200,601
NVIT Enhanced Income Fund, Class Y	3,504	35,035

		235,636

Money Market Fund 3.0%
NVIT Money Market Fund, Class Y	30,000	30,000

Total Mutual Funds (cost $965,000)		960,313

	Principal	Market
	Amount	Value
Fixed Contract 3.5%(a) (b)
Nationwide Fixed Contract, 3.80%	$35,022	35,022
Total Fixed Contract (cost $35,022)		35,022

Total Investments (cost $1,000,022) (c) — 100.0%		995,335
Liabilities in excess of other assets — 0.0%		(109)

NET ASSETS — 100.0%		$995,226

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $1,000,022, tax unrealized appreciation and depreciation were $2,332 and $(7,019) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Investor Destinations Conservative Fund

		Market
	Shares	Value
Mutual Funds 85.0%(a)
Equity Funds 19.4%
NVIT International Index Fund, Class Y	3,004,650	$16,435,436
NVIT Mid Cap Index Fund, Class Y	1,605,044	16,419,598
NVIT S&P 500 Index Fund, Class Y	5,933,146	32,869,627

		65,724,661

Fixed Income Funds 55.5%
NVIT Bond Index Fund, Class Y	13,678,019	136,916,965
NVIT Enhanced Income Fund, Class Y	5,136,117	51,361,174

		188,278,139

Money Market Fund 10.1%
NVIT Money Market Fund, Class Y	34,187,199	34,187,199

Total Mutual Funds (cost $318,649,250)		288,189,999

	Principal	Market
	Amount	Value
Fixed Contract 15.1%(a) (b)
Nationwide Fixed Contract, 3.80%	$51,076,707	51,076,707

Total Fixed Contract (cost $51,076,707)		51,076,707

Total Investments (cost $369,725,957) (c) — 100.1%		339,266,706

Liabilities in excess of other assets — (0.1)%		(172,244)

NET ASSETS — 100.0%		$339,094,462

(a)	Investment in affiliates.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $374,785,112 and tax unrealized depreciation was $(35,518,406).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Investor Destinations Moderate Fund

		Market
	Shares	Value
Mutual Funds 90.6%(a)
Equity Funds 59.0%
Nationwide International Index Fund, Institutional Class	18,336,017	$88,012,882
NVIT International Index Fund, Class Y	39,647,633	216,872,554
NVIT Mid Cap Index Fund, Class Y	19,819,722	202,755,752
NVIT S&P 500 Index Fund, Class Y	110,174,096	610,364,491
NVIT Small Cap Index Fund, Class Y	19,862,996	100,904,021

		1,218,909,700

Fixed Income Funds 30.0%
NVIT Bond Index Fund, Class Y	53,067,111	531,201,779
NVIT Enhanced Income Fund, Class Y	8,932,640	89,326,398

		620,528,177

Money Market Fund 1.6%
NVIT Money Market Fund, Class Y	32,220,502	32,220,502

Total Mutual Funds (cost $2,731,726,815)		1,871,658,379

	Principal	Market
	Amount	Value
Fixed Contract 9.5%(a) (b)
Nationwide Fixed Contract, 3.80%	$196,921,278	196,921,278

Total Fixed Contract (cost $196,921,278)		196,921,278

Total Investments (cost $2,928,648,093) (c) — 100.1%		2,068,579,657
Liabilities in excess of other assets — (0.1)%		(1,038,425)

NET ASSETS — 100.0%		$2,067,541,232

(a)	Investment in affiliates.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $2,943,529,648, tax unrealized appreciation and depreciation were $969,774 and $(875,919,765) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Investor Destinations Moderately Aggressive Fund

		Market
	Shares	Value
Mutual Funds 97.2%(a)
Equity Funds 79.3%
Nationwide International Index Fund, Institutional Class	24,514,855	$117,671,304
NVIT International Index Fund, Class Y	43,109,767	235,810,428
NVIT Mid Cap Index Fund, Class Y	20,678,142	211,537,395
NVIT S&P 500 Index Fund, Class Y	89,417,719	495,374,162
NVIT Small Cap Index Fund, Class Y	13,794,434	70,075,727

		1,130,469,016

Fixed Income Funds 17.9%
NVIT Bond Index Fund, Class Y	22,163,416	221,855,797
NVIT Enhanced Income Fund, Class Y	3,251,699	32,516,991

		254,372,788

Money Market Fund 0.0%
NVIT Money Market Fund, Class Y	153,321	153,321

Total Mutual Funds (cost $2,265,825,357)		1,384,995,125

	Principal	Market
	Amount	Value
Fixed Contract 2.9%(a) (b)
Nationwide Fixed Contract, 3.80%	$41,283,918	41,283,918

Total Fixed Contract (cost $41,283,918)		41,283,918

Total Investments (cost $2,307,109,355) (c) — 100.1%		1,426,279,043
Liabilities in excess of other assets — (0.1)%		(771,484)

NET ASSETS — 100.0%		$1,425,507,559

(a)	Investment in affiliates.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $2,317,514,458, tax unrealized appreciation and depreciation were $359,265 and $(891,594,680) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Investor Destinations Moderately Conservative Fund

		Market
	Shares	Value
Mutual Funds 89.2%(a)
Equity Funds 39.0%
Nationwide International Index Fund, Institutional Class	1,150,428	$5,522,056
NVIT International Index Fund, Class Y	10,162,051	55,586,417
NVIT Mid Cap Index Fund, Class Y	5,952,985	60,899,035
NVIT S&P 500 Index Fund, Class Y	22,042,753	122,116,852

		244,124,360

Fixed Income Funds 44.8%
NVIT Bond Index Fund, Class Y	22,271,541	222,938,129
NVIT Enhanced Income Fund, Class Y	5,723,880	57,238,804

		280,176,933

Money Market Fund 5.4%
NVIT Money Market Fund, Class Y	33,584,169	33,584,169

Total Mutual Funds (cost $709,903,104)		557,885,462

	Principal	Market
	Amount	Value
Fixed Contract 10.9%(a) (b)
Nationwide Fixed Contract, 3.80%	$68,234,619	68,234,619
Total Fixed Contract (cost $68,234,619)		68,234,619

Total Investments (cost $778,137,723) (c) — 100.1%		626,120,081
Liabilities in excess of other assets — (0.1)%		(322,406)

NET ASSETS — 100.0%		$625,797,675

(a)	Investment in affiliates.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $787,925,365, tax unrealized appreciation and depreciation were $7,264 and $(161,812,548) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Mid Cap Growth Fund

		Market
	Shares	Value
Common Stocks 96.4%
Aerospace & Defense 3.0%
L-3 Communications Holdings, Inc.	32,900	$2,230,620
Rockwell Collins, Inc.	20,000	652,800

		2,883,420

Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	35,800	1,012,782

Beverages 2.9%
Central European Distribution Corp. *	107,300	1,154,548
Hansen Natural Corp.	45,600	1,641,600

		2,796,148

Capital Markets 2.9%
Affiliated Managers Group, Inc.	24,400	1,017,724
Northern Trust Corp.	15,700	939,174
T. Rowe Price Group, Inc.	30,100	868,686

		2,825,584

Chemicals 4.6%
Airgas, Inc.	48,700	1,646,547
Ecolab, Inc.	48,800	1,694,824
Scotts Miracle-Gro Co. (The), Class A	32,000	1,110,400

		4,451,771

Commercial Services & Supplies 3.3%
Pitney Bowes, Inc.	57,800	1,349,630
Stericycle, Inc. *	39,400	1,880,562

		3,230,192

Communications Equipment 2.9%
F5 Networks, Inc.	71,700	1,502,115
Harris Corp.	45,400	1,313,876

		2,815,991

Computers & Peripherals 1.0%
NetApp, Inc. *	67,900	1,007,636
Seagate Technology * (a)	40,800	0

		1,007,636

Construction & Engineering 2.6%
Aecom Technology Corp.	80,310	2,094,485
Jacobs Engineering Group, Inc. *	10,000	386,600

		2,481,085

Containers & Packaging 2.2%
Ball Corp.	49,000	2,126,600

Distributors 1.2%
LKQ Corp.	82,300	1,174,421

Diversified Consumer Services 2.9%
Apollo Group, Inc., Class A *	17,400	1,362,942
ITT Educational Services, Inc.	11,800	1,432,756

		2,795,698

Diversified Financial Services 1.1%
Interactive Brokers Group, Inc., Class A *	63,270	1,020,545

Electrical Equipment 0.9%
Ametek, Inc.	29,000	906,830

Electronic Equipment & Instruments 2.9%
Amphenol Corp., Class A	44,600	1,270,654
Dolby Laboratories, Inc., Class A *	45,000	1,534,950

		2,805,604

Energy Equipment & Services 2.6%
FMC Technologies, Inc.	28,900	906,593
Noble Corp.	33,000	794,970
Superior Energy Services, Inc.	59,900	772,111

		2,473,674

Health Care Equipment & Supplies 10.4%
C.R. Bard, Inc.	31,500	2,511,180
Intuitive Surgical, Inc. *	3,300	314,688
ResMed, Inc.	67,300	2,378,382
St. Jude Medical, Inc. *	95,200	3,458,616
Varian Medical Systems, Inc. *	44,100	1,342,404

		10,005,270

Health Care Providers & Services 3.9%
Express Scripts, Inc. *	42,600	1,966,842
Laboratory Corp. of America Holdings *	17,000	994,330
Mednax, Inc. *	26,700	786,849

		3,748,021

Hotels, Restaurants & Leisure 4.9%
Burger King Holdings, Inc.	84,800	1,946,160
Penn National Gaming, Inc. *	55,300	1,335,495
Scientific Games Corp., Class A	64,830	785,091
Starbucks Corp. *	60,000	666,600

		4,733,346

Household Durables 1.1%
Jarden Corp. *	86,450	1,095,322

Household Products 2.0%
Church & Dwight Co., Inc.	37,300	1,948,179

Information Technology Services 5.2%
Cognizant Technology Solutions Corp., Class A *	61,500	1,278,585
Fiserv, Inc. *	86,400	3,150,144
Paychex, Inc.	21,500	551,905

		4,980,634

Insurance 1.7%
Brown & Brown, Inc.	67,400	1,274,534
W.R. Berkley Corp.	16,600	374,330

		1,648,864

Internet & Catalog Retail 1.2%
priceline.com, Inc.	14,900	1,173,822

Machinery 0.4%
Bucyrus International, Inc.	25,900	393,162

Marine 0.6%
Kirby Corp. *	23,500	626,040

Media 1.6%
John Wiley & Sons, Inc., Class A	53,300	1,587,274

Oil, Gas & Consumable Fuels 4.5%
Continental Resources, Inc. *	46,200	979,902
Range Resources Corp.	16,400	675,024
Southwestern Energy Co. *	35,000	1,039,150
XTO Energy, Inc.	52,562	1,609,448

		4,303,524

Personal Products 1.7%
Alberto-Culver Co.	73,800	1,668,618

Professional Services 4.0%
Dun & Bradstreet Corp.	28,900	2,225,300
IHS, Inc., Class A *	38,700	1,593,666

		3,818,966

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Mid Cap Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
Road & Rail 0.8%
J.B. Hunt Transport Services, Inc.	32,100	$773,931

Semiconductors & Semiconductor Equipment 4.3%
Altera Corp.	53,000	930,150
Broadcom Corp., Class A *	82,000	1,638,360
Marvell Technology Group Ltd. *	122,800	1,124,848
MEMC Electronic Materials, Inc. *	28,300	466,667

		4,160,025

Software 2.3%
FactSet Research Systems, Inc.	22,000	1,099,780
Intuit, Inc. *	42,600	1,150,200

		2,249,980

Specialty Retail 5.0%
Advance Auto Parts, Inc.	29,000	1,191,320
Bed Bath & Beyond, Inc. *	41,500	1,027,125
GameStop Corp., Class A *	47,000	1,316,940
Guess?, Inc.	60,200	1,269,016

		4,804,401

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc. *	16,300	272,210

Thrifts & Mortgage Finance 0.3%
Hudson City Bancorp, Inc.	26,000	303,940

Trading Companies & Distributors 1.8%
Fastenal Co.	52,900	1,701,000

Wireless Telecommunication Services 0.3%
NII Holdings, Inc. *	18,000	270,000

Total Common Stocks (cost $111,452,946)		93,074,510

	Principal	Market
	Amount	Value
Repurchase Agreements 3.9%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $1,730,966, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $1,765,572	$1,730,953	1,730,953
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $2,016,314, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $2,056,629	2,016,303	2,016,303

Total Repurchase Agreements (cost $3,747,256)		3,747,256

Total Investments (cost $115,200,202) (b) — 100.3%		96,821,766
Liabilities in excess of other assets — (0.3)%		(302,891)

NET ASSETS — 100.0%		$96,518,875

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $119,322,392, tax unrealized appreciation and depreciation were $2,763,462 and $(25,264,088) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value
Common Stocks 98.5%
Aerospace & Defense 0.5%
Alliant Techsystems, Inc. *	40,000	$2,679,200
BE Aerospace, Inc.	125,676	1,089,611

		3,768,811

Airlines 0.3%
AirTran Holdings, Inc. *	141,600	644,280
Alaska Air Group, Inc. *	45,700	802,949
JetBlue Airways Corp. *	231,600	845,340

		2,292,569

Auto Components 0.6%
BorgWarner, Inc.	142,900	2,900,870
Gentex Corp.	176,500	1,757,940

		4,658,810

Automobiles 0.1%
Thor Industries, Inc.	44,800	699,776

Beverages 0.6%
Hansen Natural Corp.	89,600	3,225,600
PepsiAmericas, Inc.	72,400	1,248,900

		4,474,500

Biotechnology 1.4%
OSI Pharmaceuticals, Inc. *	71,500	2,735,590
United Therapeutics Corp. *	28,500	1,883,565
Vertex Pharmaceuticals, Inc.	216,590	6,222,631

		10,841,786

Building Products 0.2%
Lennox International, Inc.	57,300	1,516,158

Capital Markets 1.9%
Affiliated Managers Group, Inc.	50,627	2,111,652
Apollo Investment Corp.	179,833	625,819
Eaton Vance Corp.	146,600	3,349,810
Jefferies Group, Inc.	152,800	2,108,640
Raymond James Financial, Inc.	121,025	2,384,193
SEI Investments Co.	168,600	2,058,606
Waddell & Reed Financial, Inc., Class A	107,100	1,935,297

		14,574,017

Chemicals 3.8%
Airgas, Inc.	102,800	3,475,668
Albemarle Corp.	115,200	2,507,904
Ashland, Inc.	79,400	820,202
Cabot Corp.	82,700	869,177
Cytec Industries, Inc.	59,500	893,690
FMC Corp.	91,800	3,960,252
Lubrizol Corp.	85,000	2,890,850
Minerals Technologies, Inc.	23,700	759,585
Olin Corp.	97,100	1,385,617
RPM International, Inc.	162,600	2,069,898
Scotts Miracle-Gro Co. (The), Class A	53,800	1,866,860
Sensient Technologies Corp.	61,100	1,435,850
Terra Industries, Inc.	126,080	3,541,587
Valspar Corp.	126,100	2,518,217

		28,995,357

Commercial Banks 3.8%
Associated Banc-Corp.	161,315	2,490,704
BancorpSouth, Inc.	91,300	1,902,692
Bank of Hawaii Corp.	58,000	1,912,840
Cathay General Bancorp	62,600	652,918
City National Corp.	49,000	1,654,730
Colonial BancGroup, Inc. (The)	254,470	229,023
Commerce Bancshares, Inc.	83,320	3,024,516
Cullen/Frost Bankers, Inc.	73,060	3,429,436
FirstMerit Corp.	102,300	1,861,860
Fulton Financial Corp.	221,200	1,466,556
International Bancshares Corp.	64,100	499,980
PacWest Bancorp	30,950	443,513
SVB Financial Group *	39,500	790,395
Synovus Financial Corp.	354,800	1,153,100
TCF Financial Corp.	136,900	1,609,944
Trustmark Corp.	61,600	1,132,208
Valley National Bancorp	170,500	2,109,085
Webster Financial Corp.	66,700	283,475
Westamerica Bancorporation	35,800	1,631,048
Wilmington Trust Corp.	86,000	833,340

		29,111,363

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	51,500	1,362,690
Clean Harbors, Inc. *	25,500	1,224,000
Copart, Inc.	77,800	2,307,548
Corrections Corp. of America	153,000	1,959,930
Deluxe Corp.	65,800	633,654
Herman Miller, Inc.	69,000	735,540
HNI Corp.	56,800	590,720
Mine Safety Appliances Co.	38,200	764,764
Rollins, Inc.	49,950	856,642
Waste Connections, Inc. *	100,700	2,587,990

		13,023,478

Communications Equipment 1.4%
3Com Corp. *	495,700	1,531,713
ADC Telecommunications, Inc.	121,954	535,378
ADTRAN, Inc.	69,200	1,121,732
Avocent Corp. *	56,600	687,124
CommScope, Inc.	88,955	1,010,529
F5 Networks, Inc.	97,800	2,048,910
Palm, Inc. *(a)	163,800	1,411,956
Plantronics, Inc.	61,700	744,719
Polycom, Inc. *	105,200	1,619,028

		10,711,089

Computers & Peripherals 1.2%
Diebold, Inc.	83,500	1,782,725
Imation Corp.	38,800	296,820
NCR Corp.	199,410	1,585,309
Western Digital Corp. *	278,800	5,391,992

		9,056,846

Construction & Engineering 2.6%
Aecom Technology Corp.	113,700	2,965,296
Dycom Industries, Inc. *	50,600	292,974
Granite Construction, Inc.	40,250	1,508,570
KBR, Inc.	204,060	2,818,069
Quanta Services, Inc.	245,780	5,271,981
Shaw Group, Inc. (The)	103,305	2,831,590
URS Corp.	106,400	4,299,624

		19,988,104

Construction Materials 0.5%
Martin Marietta Materials, Inc.	51,880	4,114,084

Consumer Finance 0.1%(a)
AmeriCredit Corp.	166,090	973,287

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Containers & Packaging 1.2%
AptarGroup, Inc.	85,300	$2,656,242
Greif, Inc., Class A	43,100	1,434,799
Packaging Corp. of America	129,400	1,684,788
Sonoco Products Co.	126,000	2,643,480
Temple-Inland, Inc.	134,700	723,339

		9,142,648

Distributors 0.3%
LKQ Corp.	176,600	2,520,082

Diversified Consumer Services 2.7%
Brink’s Home Security Holdings, Inc.	51,500	1,163,900
Career Education Corp.	90,600	2,170,776
Corinthian Colleges, Inc. *	108,100	2,102,545
DeVry, Inc.	77,100	3,714,678
ITT Educational Services, Inc.	39,400	4,783,948
Matthews International Corp., Class A	38,620	1,112,642
Regis Corp.	54,600	788,970
Service Corp. International	323,000	1,127,270
Sotheby’s	85,000	765,000
Strayer Education, Inc.	17,400	3,129,738

		20,859,467

Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc. *	274,800	632,040

Electric Utilities 1.7%
DPL, Inc.	146,500	3,302,110
Great Plains Energy, Inc.	150,257	2,023,962
Hawaiian Electric Industries, Inc.	113,900	1,564,986
IDACORP, Inc.	57,600	1,345,536
NV Energy, Inc.	295,810	2,777,656
Westar Energy, Inc.	132,300	2,319,219

		13,333,469

Electrical Equipment 1.7%
Ametek, Inc.	134,950	4,219,886
Hubbell, Inc., Class B	70,900	1,911,464
Roper Industries, Inc.	113,400	4,813,830
Thomas & Betts Corp.	68,200	1,706,364
Woodward Governor Co.	68,900	770,302

		13,421,846

Electronic Equipment & Instruments 2.5%
Arrow Electronics, Inc.	150,700	2,872,342
Avnet, Inc. *	190,000	3,326,900
Ingram Micro, Inc., Class A	205,700	2,600,048
Itron, Inc.	46,800	2,215,980
Mettler-Toledo International, Inc.	41,100	2,109,663
National Instruments Corp.	72,050	1,343,732
Tech Data Corp.	63,200	1,376,496
Trimble Navigation Ltd.	151,000	2,307,280
Vishay Intertechnology, Inc.	236,050	821,454

		18,973,895

Energy Equipment & Services 2.9%
Exterran Holdings, Inc.	79,530	1,274,071
FMC Technologies, Inc.	157,442	4,938,955
Helix Energy Solutions Group, Inc.	118,000	606,520
Helmerich & Payne, Inc.	129,900	2,957,823
Oceaneering International, Inc.	67,400	2,485,038
Patterson-UTI Energy, Inc.	187,800	1,682,688
Pride International, Inc.	217,400	3,908,852
Superior Energy Services, Inc.	97,970	1,262,833
Tidewater, Inc.	63,200	2,346,616
Unit Corp.	59,700	1,248,924

		22,712,320

Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc. *	72,100	2,306,479
Ruddick Corp.	49,400	1,109,030

		3,415,509

Food Products 1.5%
Corn Products International, Inc.	94,070	1,994,284
Flowers Foods, Inc.	96,700	2,270,516
Lancaster Colony Corp.	25,100	1,041,148
Ralcorp Holdings, Inc. *	70,800	3,814,704
Smithfield Foods, Inc.	150,190	1,420,797
Tootsie Roll Industries, Inc.	31,758	689,780

		11,231,229

Health Care Equipment & Supplies 4.3%
Beckman Coulter, Inc.	79,100	4,034,891
Edwards Lifesciences Corp.	70,000	4,244,100
Gen-Probe, Inc.	66,600	3,035,628
Hill-Rom Holdings, Inc.	79,020	781,508
Hologic, Inc.	323,700	4,237,233
IDEXX Laboratories, Inc.	75,300	2,603,874
Immucor, Inc. *	88,000	2,213,200
Kinetic Concepts, Inc. *	70,500	1,488,960
Masimo Corp. *	60,500	1,753,290
ResMed, Inc.	93,600	3,307,824
STERIS Corp.	74,400	1,732,032
Teleflex, Inc.	50,200	1,962,318
Thoratec Corp. *	70,800	1,818,852

		33,213,710

Health Care Providers & Services 3.1%
Community Health Systems, Inc.	116,900	1,793,246
Health Management Associates, Inc., Class A *	313,750	809,475
Health Net, Inc.	127,400	1,844,752
Henry Schein, Inc.	111,900	4,477,119
Kindred Healthcare, Inc. *	37,890	566,456
LifePoint Hospitals, Inc.	67,500	1,408,050
Lincare Holdings, Inc.	90,830	1,980,094
Omnicare, Inc.	128,700	3,151,863
Owens & Minor, Inc.	50,300	1,666,439
Psychiatric Solutions, Inc. *	70,700	1,112,111
Universal Health Services, Inc., Class B	63,200	2,423,088
VCA Antech, Inc.	106,900	2,410,595
WellCare Health Plans, Inc.	52,690	592,762

		24,236,050

Health Care Technology 0.5%
Cerner Corp.	84,530	3,716,784

Hotels, Restaurants & Leisure 1.8%
Bob Evans Farms, Inc.	38,800	869,896
Boyd Gaming Corp.	72,200	269,306
Brinker International, Inc.	125,240	1,891,124
Cheesecake Factory, Inc. (The) *	71,650	820,392
Chipotle Mexican Grill, Inc., Class A	41,720	2,769,374
International Speedway Corp., Class A	35,700	787,542
Life Time Fitness, Inc. *	44,160	554,650
Panera Bread Co., Class A	37,700	2,107,430
Scientific Games Corp., Class A	82,100	994,231
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Wendy’s/Arby’s Group, Inc., Class A	528,350	$2,657,600

		13,721,545

Household Durables 1.6%
American Greetings Corp., Class A	57,500	290,950
Blyth, Inc.	6,875	179,644
M.D.C. Holdings, Inc.	46,500	1,448,010
Mohawk Industries, Inc.	69,200	2,067,004
NVR, Inc.	7,107	3,040,019
Ryland Group, Inc.	51,700	861,322
Toll Brothers, Inc. *	160,600	2,916,496
Tupperware Brands Corp.	78,300	1,330,317

		12,133,762

Household Products 1.1%
Church & Dwight Co., Inc.	87,850	4,588,406
Energizer Holdings, Inc.	73,060	3,630,351

		8,218,757

Industrial Conglomerate 0.2%
Carlisle Cos., Inc.	77,100	1,513,473

Information Technology Services 3.8%
Acxiom Corp.	85,800	634,920
Alliance Data Systems Corp. *	73,600	2,719,520
Broadridge Financial Solutions, Inc.	175,340	3,263,077
DST Systems, Inc.	51,400	1,779,468
Gartner, Inc. *	74,900	824,649
Global Payments, Inc. *	101,290	3,384,099
Hewitt Associates, Inc., Class A	106,000	3,154,560
Lender Processing Services, Inc.	105,900	3,241,599
Mantech International Corp., Class A *	26,400	1,106,160
Metavante Technologies, Inc.	113,400	2,263,464
NeuStar, Inc., Class A	95,360	1,597,280
SAIC, Inc.	253,900	4,740,313
SRA International, Inc., Class A *	53,200	782,040

		29,491,149

Insurance 5.2%
American Financial Group, Inc.	94,850	1,522,343
Arthur J. Gallagher & Co.	120,000	2,040,000
Brown & Brown, Inc.	146,600	2,772,206
Everest Re Group Ltd.	76,900	5,444,520
Fidelity National Financial, Inc., Class A	269,365	5,255,311
First American Corp.	114,900	3,045,999
Hanover Insurance Group, Inc. (The)	64,500	1,858,890
HCC Insurance Holdings, Inc.	142,250	3,583,278
Horace Mann Educators Corp.	50,200	420,174
Mercury General Corp.	45,000	1,336,500
Old Republic International Corp.	292,637	3,166,332
Protective Life Corp.	88,400	464,100
Reinsurance Group of America, Inc.	91,700	2,970,163
StanCorp Financial Group, Inc.	61,800	1,407,804
Unitrin, Inc.	62,800	877,944
W.R. Berkley Corp.	174,050	3,924,827

		40,090,391

Internet & Catalog Retail 0.8%
Netflix, Inc. *	51,250	2,199,650
priceline.com, Inc.	51,300	4,041,414

		6,241,064

Internet Software & Services 0.3%
Digital River, Inc. *	45,230	1,348,759
ValueClick, Inc. *	109,700	933,547

		2,282,306

Leisure Equipment & Products 0.1%
Callaway Golf Co.	83,100	596,658

Life Sciences Tools & Services 1.8%
Affymetrix, Inc. *	90,300	295,281
Bio-Rad Laboratories, Inc., Class A *	24,100	1,588,190
Charles River Laboratories International, Inc.	82,900	2,255,709
Covance, Inc.	78,200	2,786,266
Pharmaceutical Product Development, Inc.	147,600	3,501,072
Techne Corp.	48,000	2,626,080
Varian, Inc. *	36,600	868,884

		13,921,482

Machinery 4.1%
AGCO Corp.	113,300	2,220,680
Bucyrus International, Inc.	91,500	1,388,970
Crane Co.	61,200	1,033,056
Donaldson Co., Inc.	97,200	2,608,848
Federal Signal Corp.	60,900	320,943
Graco, Inc.	75,150	1,282,811
Harsco Corp.	102,200	2,265,774
IDEX Corp.	102,930	2,251,079
Joy Global, Inc.	126,400	2,692,320
Kennametal, Inc.	92,400	1,497,804
Lincoln Electric Holdings, Inc.	54,100	1,714,429
Nordson Corp.	43,100	1,225,333
Oshkosh Corp.	94,100	634,234
Pentair, Inc.	124,600	2,700,082
SPX Corp.	61,310	2,882,183
Terex Corp.	119,100	1,101,675
Timken Co.	107,400	1,499,304
Trinity Industries, Inc.	100,500	918,570
Wabtec Corp.	61,240	1,615,511

		31,853,606

Marine 0.1%
Alexander & Baldwin, Inc.	52,200	993,366

Media 0.9%
Belo Corp., Class A	113,080	68,979
DreamWorks Animation SKG, Inc., Class A	97,400	2,107,736
Harte-Hanks, Inc.	48,950	261,882
John Wiley & Sons, Inc., Class A	54,100	1,611,098
Lamar Advertising Co., Class A	91,700	894,075
Marvel Entertainment, Inc. *	62,000	1,646,100
Scholastic Corp.	34,000	512,380

		7,102,250

Metals & Mining 1.2%
Carpenter Technology Corp.	55,680	786,202
Cliffs Natural Resources, Inc.	140,740	2,555,838
Commercial Metals Co.	143,600	1,658,580
Reliance Steel & Aluminum Co.	80,600	2,122,198
Steel Dynamics, Inc.	198,800	1,751,428
Worthington Industries, Inc.	75,700	659,347

		9,533,593

Multi-Utility 2.4%
Alliant Energy Corp.	139,500	3,444,255
Black Hills Corp.	48,600	869,454
MDU Resources Group, Inc.	232,150	3,746,901
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Multi-Utility (continued)
NSTAR	135,000	$4,303,800
OGE Energy Corp.	117,300	2,794,086
PNM Resources, Inc.	109,250	902,405
Vectren Corp.	102,300	2,157,507

		18,218,408

Multiline Retail 0.8%
99 Cents Only Stores *	59,200	547,008
Dollar Tree, Inc.	113,450	5,054,198
Saks, Inc.	179,600	335,852

		5,937,058

Natural Gas Utility 2.2%
AGL Resources, Inc.	97,000	2,573,410
Energen Corp.	90,600	2,639,178
National Fuel Gas Co.	100,000	3,067,000
ONEOK, Inc.	132,020	2,987,613
UGI Corp.	136,300	3,218,043
WGL Holdings, Inc.	63,100	2,069,680

		16,554,924

Office Electronics 0.2%
Zebra Technologies Corp., Class A	78,300	1,489,266

Oil, Gas & Consumable Fuels 3.6%
Arch Coal, Inc.	176,400	2,358,468
Bill Barrett Corp. *	46,730	1,039,275
Cimarex Energy Co.	105,190	1,933,392
Comstock Resources, Inc. *	58,100	1,731,380
Denbury Resources, Inc. *	311,100	4,622,946
Encore Acquisition Co.	66,450	1,546,292
Forest Oil Corp.	121,570	1,598,646
Frontier Oil Corp.	127,500	1,630,725
Mariner Energy, Inc.	112,300	870,325
Newfield Exploration Co.	166,300	3,775,010
Overseas Shipholding Group, Inc.	31,330	710,251
Patriot Coal Corp.	80,300	297,913
Plains Exploration & Production Co.	132,380	2,280,907
Quicksilver Resources, Inc.	141,400	783,356
Southern Union Co.	156,600	2,383,452

		27,562,338

Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	117,010	260,932

Personal Products 0.4%
Alberto-Culver Co.	107,670	2,434,419
NBTY, Inc.	69,250	975,040

		3,409,459

Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc.	143,760	2,541,677
Medicis Pharmaceutical Corp., Class A	71,700	886,929
Perrigo Co.	95,800	2,378,714
Sepracor, Inc. *	137,600	2,017,216
Valeant Pharmaceuticals International *	103,000	1,832,370

		9,656,906

Professional Services 1.5%
Corporate Executive Board Co. (The)	43,500	630,750
FTI Consulting, Inc. *	63,100	3,122,188
Kelly Services, Inc., Class A	31,700	255,185
Korn/Ferry International *	57,500	520,950
Manpower, Inc.	98,500	3,105,705
MPS Group, Inc. *	118,700	706,265
Navigant Consulting, Inc. *	59,180	773,483
Watson Wyatt Worldwide, Inc., Class A	53,800	2,656,106

		11,770,632

Real Estate Investment Trusts 5.0%
Alexandria Real Estate Equities, Inc.	48,850	1,778,140
AMB Property Corp.	172,270	2,480,688
BRE Properties, Inc. Class A	65,000	1,275,950
Camden Property Trust	65,900	1,422,122
Cousins Properties, Inc.	55,930	360,189
Duke Realty Corp.	188,730	1,038,015
Equity One, Inc.	41,640	507,591
Essex Property Trust, Inc.	32,700	1,875,018
Federal Realty Investment Trust	72,800	3,348,800
Highwoods Properties, Inc.	80,300	1,720,026
Hospitality Properties Trust	119,340	1,432,080
Liberty Property Trust	127,000	2,405,380
Macerich Co. (The)	96,200	602,212
Mack-Cali Realty Corp.	84,310	1,670,181
Nationwide Health Properties, Inc.	127,220	2,823,012
Omega Healthcare Investors, Inc.	104,000	1,464,320
Potlatch Corp.	49,898	1,157,135
Rayonier, Inc.	96,977	2,930,645
Realty Income Corp.	132,400	2,491,768
Regency Centers Corp.	86,000	2,285,020
SL Green Realty Corp.	68,700	741,960
UDR, Inc.	188,883	1,626,283
Weingarten Realty Investors	98,500	937,720

		38,374,255

Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	41,830	972,966

Road & Rail 1.1%
Con-way, Inc.	55,800	1,000,494
J.B. Hunt Transport Services, Inc.	100,500	2,423,055
Kansas City Southern	115,300	1,465,463
Landstar System, Inc.	65,300	2,185,591
Werner Enterprises, Inc.	53,850	814,212
YRC Worldwide, Inc. *(a)	66,500	298,585

		8,187,400

Semiconductors & Semiconductor Equipment 2.0%
Atmel Corp.	563,500	2,045,505
Cree, Inc.	108,900	2,562,417
Fairchild Semiconductor International, Inc.	156,900	585,237
Integrated Device Technology, Inc.	213,630	972,016
International Rectifier Corp.	92,100	1,244,271
Intersil Corp., Class A	148,600	1,708,900
Lam Research Corp.	157,180	3,578,989
RF Micro Devices, Inc. *	338,400	450,072
Semtech Corp. *	76,300	1,018,605
Silicon Laboratories, Inc.	54,200	1,430,880

		15,596,892

Software 2.9%
ACI Worldwide, Inc. *	44,100	826,875
Advent Software, Inc. *	21,100	702,841
ANSYS, Inc.	110,400	2,771,040
Cadence Design Systems, Inc.	328,900	1,381,380
FactSet Research Systems, Inc.	51,500	2,574,485
Fair Isaac Corp.	61,220	861,365
Jack Henry & Associates, Inc.	106,800	1,742,976
Macrovision Solutions Corp. *	104,900	1,866,171
Mentor Graphics Corp. *	118,800	527,472
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Software (continued)
Parametric Technology Corp. *	146,790	$1,464,964
Sybase, Inc. *	101,436	3,072,497
Synopsys, Inc.	182,100	3,774,933
Wind River Systems, Inc. *	87,300	558,720

		22,125,719

Specialty Retail 4.8%
Advance Auto Parts, Inc.	118,950	4,886,466
Aeropostale, Inc. *	82,350	2,187,216
American Eagle Outfitters, Inc.	255,200	3,123,648
AnnTaylor Stores Corp.	65,220	339,144
Barnes & Noble, Inc.	44,500	951,410
CarMax, Inc.	276,000	3,433,440
Chico’s FAS, Inc. *	224,100	1,203,417
Coldwater Creek, Inc. *	61,200	153,612
Collective Brands, Inc. *	80,600	785,044
Dick’s Sporting Goods, Inc.	107,540	1,534,596
Foot Locker, Inc.	190,300	1,994,344
Guess?, Inc.	73,700	1,553,596
J Crew Group, Inc. *	65,500	863,290
PetSmart, Inc.	156,700	3,284,432
Rent-A-Center, Inc. *	83,500	1,617,395
Ross Stores, Inc.	162,000	5,812,560
Urban Outfitters, Inc. *	140,600	2,301,622
Williams-Sonoma, Inc.	104,900	1,057,392

		37,082,624

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	118,200	1,131,174
Phillips-Van Heusen Corp.	65,000	1,474,200
Timberland Co. (The) Class A *	59,100	705,654
Under Armour, Inc., Class A *	46,100	757,423
Warnaco Group, Inc. (The) *	58,920	1,414,080

		5,482,531

Thrifts & Mortgage Finance 1.4%
Astoria Financial Corp.	97,550	896,484
First Niagara Financial Group, Inc.	149,800	1,632,820
New York Community Bancorp, Inc.	431,928	4,824,636
NewAlliance Bancshares, Inc.	135,300	1,588,422
Washington Federal, Inc.	111,189	1,477,702

		10,420,064

Tobacco 0.1%
Universal Corp.	31,600	945,472

Trading Companies & Distributors 0.4%
GATX Corp.	58,900	1,191,547
MSC Industrial Direct Co., Class A	56,600	1,758,562
United Rentals, Inc.	76,181	320,722

		3,270,831

Water Utility 0.4%
Aqua America, Inc.	166,400	3,328,000

Wireless Telecommunication Services 0.6%
Syniverse Holdings, Inc. *	65,700	1,035,432
Telephone & Data Systems, Inc.	122,700	3,252,777
Telephone & Data Systems, Inc. Special Shares	5,800	137,170

		4,425,379

Total Common Stocks (cost $1,219,267,121)		758,974,542

	Principal	Market
	Amount	Value
Repurchase Agreements 0.4%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $1,451,744, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $1,480,767	$1,451,733	$1,451,733
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $279,890, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $285,486 (b)	279,888	279,888
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $1,691,062, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $1,724,874	1,691,053	1,691,053

Total Repurchase Agreements (cost $3,422,674)		3,422,674
Total Investments (cost $1,222,689,795) (c) — 98.9%		762,397,216
Other assets in excess of liabilities — 1.1%		8,359,856

NET ASSETS — 100.0%		$770,757,072

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $274,412.

(b)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $279,890.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $1,237,695,684, tax unrealized appreciation and depreciation were $2,835,730 and $(478,134,198) respectively.

Ltd	Limited

NV	Public Traded Company
At March 31, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Short Contracts	Expiration	Contracts	(Depreciation)

249	S&P Mid Cap 400 E-mini Futures	06/19/09	$12,148,710	$341,139

			$12,148,710	$341,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Money Market Fund

	Principal	Market
	Amount	Value
Commercial Paper 73.9%(a)
Banks — Domestic 1.5%
JPMorgan Chase Funding, Inc.
0.30%, 04/13/09	$30,000,000	$29,997,000
0.25%, 05/26/09	8,454,000	8,450,771

		38,447,771

Banks — Foreign 4.5%
ANZ National (International) Ltd., 0.76%, 04/20/09	9,500,000	9,496,189
BNP Paribas Finance, Inc.
0.55%, 04/09/09	8,509,000	8,507,960
0.60%, 04/13/09	11,000,000	10,997,800
Bnp Paribas Finance, Inc., 0.59%, 04/27/09	15,000,000	14,993,608
BNP Paribas Finance, Inc.
0.66%, 05/11/09	5,000,000	4,996,333
0.82%, 05/27/09	24,000,000	23,969,387
DnB NOR Bank ASA
0.35%, 04/08/09	10,000,000	9,999,320
1.10%, 04/14/09	13,000,000	12,994,836
0.90%, 05/05/09	7,000,000	6,994,050
0.82%, 05/26/09	5,000,000	4,993,736
National Australia Funding Delaware, Inc., 0.60%, 04/20/09	11,000,000	10,996,517

		118,939,736

Chemicals-Diversified 1.8%
BASF SE
0.35%, 04/06/09	4,100,000	4,099,801
0.37%, 04/30/09	15,000,000	14,995,529
0.52%, 06/23/09	4,175,000	4,169,995
Praxair, Inc.
0.39%, 04/14/09	12,500,000	12,498,239
0.39%, 05/04/09	12,000,000	11,995,710

		47,759,274

Computers & Peripherals 3.8%
Hewlett-Packard Co.
0.30%, 04/01/09	25,000,000	25,000,000
0.33%, 04/02/09	12,000,000	11,999,890
0.42%, 05/01/09	3,000,000	2,998,950
0.45%, 05/06/09	9,000,000	8,996,062
0.48%, 05/13/09	4,242,000	4,239,624
0.52%, 06/02/09	15,000,000	14,986,567
International Business Machines Corp., 0.20%, 06/08/09	25,000,000	24,990,556
Microsoft Corp., 0.18%, 05/14/09	5,090,000	5,088,906

		98,300,555

Consumer Products 1.5%
Colgate-Palmolive Co., 0.16%, 04/16/09	40,000,000	39,997,333
Diversified Financial Services 1.3%
General Electric Capital Corp.
0.40%, 04/30/09	25,000,000	24,991,944
0.80%, 07/20/09	10,000,000	9,975,556

		34,967,500

Diversified Manufacturing 5.3%
Honeywell International, Inc.
0.30%, 04/22/09	10,000,000	9,998,250
0.25%, 04/23/09	30,700,000	30,695,310
0.30%, 04/24/09	5,000,000	4,999,042
Parker Hannifin Corp.
0.45%, 04/17/09	12,000,000	11,997,600
0.42%, 04/21/09	19,000,000	18,995,567
0.40%, 04/29/09	15,000,000	14,995,333
Pitney Bowes, Inc.
0.29%, 04/06/09	7,406,000	7,405,702
0.26%, 04/13/09	10,000,000	9,999,133
0.28%, 04/21/09	10,000,000	9,998,444
Siemens Capital Co. LLC
0.27%, 04/01/09	10,000,000	10,000,000
0.28%, 04/13/09	1,500,000	1,499,860
0.28%, 04/15/09	8,000,000	7,999,129

		138,583,370

Financial Services 16.7%
Allianz Finance Corp., 0.35%, 04/15/09	5,000,000	4,999,319
American Honda Finance Corp.
0.55%, 04/07/09	15,000,000	14,998,625
0.45%, 04/16/09	10,000,000	9,998,125
0.67%, 04/22/09	8,000,000	7,996,873
0.75%, 05/04/09	5,000,000	4,996,563
0.55%, 06/10/09	5,000,000	4,994,653
Caterpillar Financial Services Corp.
0.32%, 05/04/09	10,000,000	9,997,067
0.33%, 05/11/09	17,000,000	16,993,767
0.46%, 06/01/09	12,000,000	11,990,647
Danske Corp.
0.52%, 04/14/09	2,925,000	2,924,451
0.55%, 04/14/09	6,400,000	6,398,729
0.80%, 04/14/09	13,000,000	12,996,244
0.99%, 05/19/09	20,000,000	19,973,600
ING America Insurance Hldgs, 1.05%, 05/11/09	9,000,000	8,989,500
ING US Funding LLC
1.26%, 04/07/09	10,000,000	9,997,900
0.71%, 04/20/09	22,000,000	21,991,756
1.01%, 04/23/09	10,000,000	9,993,828
0.85%, 06/25/09	6,000,000	5,987,958
John Deere Bank SA
0.49%, 04/01/09	27,000,000	27,000,000
0.47%, 04/02/09	7,715,000	7,714,899
0.40%, 04/03/09	10,500,000	10,499,767
0.33%, 04/08/09	5,969,000	5,968,617
0.44%, 04/22/09	5,900,000	5,898,486
0.50%, 05/07/09	10,000,000	9,995,000
0.45%, 05/11/09	5,500,000	5,497,250
0.49%, 05/13/09	9,418,000	9,412,616
Nordea North America, Inc.
0.62%, 04/13/09	10,000,000	9,997,933
0.42%, 04/22/09	3,000,000	2,999,265
0.52%, 04/23/09	15,000,000	14,995,233
0.69%, 04/28/09	7,000,000	6,996,377
0.60%, 05/04/09	10,000,000	9,994,500
Rabobank USA Financial Corp.
0.44%, 04/27/09	8,000,000	7,997,458
0.26%, 05/04/09	9,000,000	8,997,855
0.68%, 05/04/09	12,500,000	12,492,208
0.73%, 06/15/09	13,428,000	13,407,578
Toyota Motor Credit Corp.
1.15%, 04/08/09	15,000,000	14,996,646
0.42%, 04/14/09	5,000,000	4,999,242
0.50%, 04/24/09	25,000,000	24,992,014
0.70%, 06/23/09	15,000,000	14,975,792
Westpac Securities NZ Ltd.
1.20%, 04/06/09	10,000,000	9,998,333
1.18%, 05/07/09	10,000,000	9,988,200

		436,034,874

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Money Market Fund

	Principal	Market
	Amount	Value
Commercial Paper(a) (continued)
Food-Diversified 7.7%
Brown-Forman Corp.
0.30%, 04/01/09	$6,500,000	$6,500,000
0.31%, 04/03/09	11,000,000	10,999,810
0.40%, 04/13/09	10,000,000	9,998,667
0.35%, 04/30/09	14,500,000	14,495,912
0.47%, 06/25/09	16,500,000	16,481,689
Campbell Soup Co., 0.28%, 05/04/09	12,500,000	12,496,792
Coca-Cola Co. (The)
0.37%, 04/13/09	10,000,000	9,998,767
0.25%, 04/14/09	10,000,000	9,999,097
0.35%, 04/14/09	23,000,000	22,997,093
0.37%, 04/14/09	10,000,000	9,998,664
0.35%, 05/04/09	10,000,000	9,996,792
0.22%, 06/01/09	10,000,000	9,996,272
Nestle Capital Corp.
0.15%, 04/06/09	5,000,000	4,999,896
0.22%, 04/14/09	5,200,000	5,199,587
0.32%, 04/20/09	10,000,000	9,998,311
0.29%, 06/05/09	25,000,000	24,986,910
0.70%, 10/09/09	12,500,000	12,453,576

		201,597,835

Household Products 3.7%
Avon Capital Corp.
0.28%, 04/07/09	10,000,000	9,999,533
0.37%, 04/09/09	13,750,000	13,748,869
0.37%, 04/20/09	11,765,000	11,762,703
0.32%, 04/21/09	10,000,000	9,998,222
0.42%, 04/27/09	10,000,000	9,996,967
0.50%, 04/27/09	5,000,000	4,998,194
Procter & Gamble Co. (The), 0.25%, 04/06/09	35,000,000	34,998,785

		95,503,273

Industrial Machinery & Equipment 4.5%
Caterpillar, Inc.
0.45%, 04/06/09	18,000,000	17,998,875
0.37%, 04/13/09	13,500,000	13,498,335
Emerson Electric Co.
0.26%, 04/13/09	10,000,000	9,999,133
0.30%, 04/27/09	13,330,000	13,327,112
0.30%, 04/28/09	9,650,000	9,647,829
0.34%, 05/11/09	15,000,000	14,994,333
0.32%, 05/20/09	8,094,000	8,090,475
0.29%, 06/18/09	8,967,000	8,961,366
Illinois Tool Works, Inc.
0.27%, 04/13/09	12,500,000	12,498,875
0.30%, 04/13/09	10,000,000	9,999,000

		119,015,333

Media 2.0%
McGraw-Hill Cos., Inc. (The)
0.23%, 04/01/09	10,000,000	10,000,000
0.28%, 04/13/09	8,500,000	8,499,207
Walt Disney Co. (The)
0.33%, 04/20/09	14,750,000	14,747,431
0.33%, 04/23/09	8,500,000	8,498,286
0.35%, 05/14/09	11,373,000	11,368,245

		53,113,169

Oil & Gas 6.9%
BP Capital Markets PLC
0.17%, 04/08/09	10,000,000	9,999,669
0.10%, 05/01/09	4,951,000	4,950,587
0.23%, 05/01/09	12,500,000	12,497,604
0.27%, 05/14/09	3,793,000	3,791,777
0.42%, 07/09/09	3,488,000	3,483,971
0.44%, 07/13/09	27,400,000	27,365,506
0.35%, 08/10/09	4,675,000	4,669,046
Chevron Corp., 0.50%, 04/07/09	12,000,000	11,999,000
Chevron Funding Corp., 0.28%, 04/09/09	10,000,000	9,999,378
Conocophillips, 0.37%, 06/22/09	40,000,000	39,966,289
ConocoPhillips Qatar Funding Ltd.
0.42%, 04/08/09	11,975,000	11,974,022
0.60%, 04/09/09	12,750,000	12,748,300
0.50%, 04/14/09	14,738,000	14,735,339
0.90%, 05/13/09	2,649,000	2,646,219
0.65%, 05/14/09	9,000,000	8,993,013

		179,819,720

Oil, Gas & Consumable Fuels 0.4%
ConocoPhillips Qatar Funding Ltd., 0.75%, 04/17/09	9,999,000	9,995,667
Retail 0.4%
Wal-Mart Stores, Inc., 0.75%, 09/08/09	10,000,000	9,966,667

		9,966,667

Sovereign 0.1%
Province of British Columbia Canada, 0.55%, 07/13/09	2,933,000	2,928,385
Specialty Retail 2.9%
Lowe’s Cos., Inc.
0.20%, 04/03/09	30,000,000	29,999,667
0.18%, 04/06/09	15,182,000	15,181,620
0.18%, 04/14/09	30,000,000	29,998,050

		75,179,337

Telecommunications 2.7%
Nokia OYJ
0.45%, 04/02/09	5,000,000	4,999,937
0.27%, 04/03/09	10,000,000	9,999,850
0.31%, 04/08/09	25,000,000	24,998,493
0.26%, 04/16/09	6,819,000	6,818,261
0.70%, 05/18/09	5,000,000	4,995,431
0.60%, 05/28/09	10,000,000	9,990,500
1.00%, 06/02/09	10,000,000	9,982,778

		71,785,250

Transportation 2.7%
United Parcel Service, Inc.
0.05%, 04/03/09	15,000,000	14,999,958
0.29%, 05/01/09	14,603,000	14,599,471
0.30%, 05/01/09	14,897,000	14,893,276
0.10%, 05/05/09	10,000,000	9,999,056
0.13%, 05/05/09(b)	15,000,000	14,998,158

		69,489,919

Utilities 3.5%
National Rural Utilities Cooperative Finance Corp.
0.43%, 04/08/09	11,295,000	11,294,056
0.52%, 04/20/09	30,000,000	29,991,767
0.31%, 04/24/09	3,932,000	3,931,221
0.48%, 05/26/09	12,500,000	12,490,833
0.25%, 06/01/09	10,000,000	9,995,764
NSTAR Electric Co., 0.25%, 04/02/09	8,028,000	8,027,944
Southern Co. (The), 0.22%, 04/27/09	14,800,000	14,797,648

		90,529,233

Total Commercial Paper (cost $1,931,954,201)		1,931,954,201

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Money Market Fund

	Principal	Market
	Amount	Value
Corporate Bonds 1.2%(c)
Banks — Domestic 0.4%
U.S. Bancorp, Series P, 0.55%, 04/28/09	$10,900,000	$10,893,746

		10,893,746

Household Products 0.2%
Procter & Gamble International Funding SCA, 1.49%, 02/08/10	6,000,000	6,000,000

Motor Vehicle Parts and Accessories 0.6%(b)
American Honda Finance Corp., 1.40%, 08/26/09	15,000,000	15,000,000

Total Corporate Bonds (cost $31,893,746)		31,893,746

Government Mortgage Backed Agencies 4.5%
Federal Farm Credit Bank(c)
1.15%, 06/02/09	20,000,000	20,000,000
Series 1, 1.10%, 11/20/09	20,000,000	20,000,000
Federal Home Loan Banks
0.18%, 05/08/09(a)	15,000,000	14,997,225
1.38%, 11/05/09(c)	15,000,000	15,000,000
Federal Home Loan Mortgage Corp., 4.13%, 11/30/09	20,000,000	20,418,042
Federal National Mortgage Assoc.(a)
0.25%, 05/04/09	7,000,000	6,998,396
0.25%, 05/20/09	19,000,000	18,993,535

Total Government Mortgage Backed Agencies (cost $116,407,198)		116,407,198

U.S. Government Sponsored & Agency Obligations 11.7%
Fannie Mae(a)
0.28%, 04/01/09	1,165,000	1,165,000
0.50%, 11/16/09	16,890,000	16,836,280
Fannie Mae Discount Notes(a)
0.30%, 04/01/09	1,800,000	1,800,000
0.05%, 04/13/09	13,489,000	13,488,775
0.25%, 04/15/09	4,300,000	4,299,582
0.09%, 04/27/09	22,855,000	22,853,514
0.20%, 05/18/09	3,000,000	2,999,217
0.23%, 06/03/09	1,483,000	1,482,403
Federal Home Loan Banks
0.09%, 04/03/09(a)	7,500,000	7,499,963
0.10%, 04/09/09(a)	15,000,000	14,999,667
0.35%, 04/22/09(a)	22,000,000	21,995,508
0.36%, 04/24/09(a)	20,000,000	19,995,400
0.34%, 04/27/09(a)	10,000,000	9,997,545
0.13%, 04/28/09(a)	30,000,000	29,997,075
Series 1, 1.05%, 02/23/10	20,000,000	19,981,737
0.88%, 03/11/10(c)	11,000,000	10,998,649
Federal Home Loan Mortgage Corp.
1.00%, 01/15/10	25,000,000	25,000,000
1.05%, 02/04/10	20,000,000	20,000,000
1.10%, 02/26/10(a)	10,000,000	10,000,000
1.25%, 03/09/10, MTN	26,000,000	26,000,000
1.30%, 03/30/10	15,000,000	14,999,367
United States Treasury Bill, 0.04%, 04/09/09(a)	8,737,000	8,736,922

Total U.S. Government Sponsored & Agency Obligations (cost $305,126,604)		305,126,604

Money Market Funds 8.2%(c)
Blackrock Liquidity Funds Tempcash Portfolio, 0.67%	110,000,000	$110,000,000
Blackrock Liquidity Funds Tempfund Portfolio, 0.61%	105,107,000	105,107,000

Total Money Market Funds (cost $215,107,000)		215,107,000

Total Investments (cost $2,600,488,749) (d) — 99.5%		2,600,488,749

Other assets in excess of liabilities — 0.5%		12,246,655

NET ASSETS — 100.0%		$2,612,735,404

(a)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $29,998,158 which represents 1.15% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(d)	At March 31, 2009, the tax basis cost of the fund’s investments was $2,600,488,749.

ASA	Stock Corporation

LLC	Limited Liability Co.

Ltd	Limited

MTN	Medium Term Note

OYJ	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company

SCA	Limited partnership with share capital

SE	Sweden
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Money Market Fund II

	Principal	Market
	Amount	Value
Commercial Paper 81.5%(a)
Aerospace & Defense 0.8%
Honeywell International, Inc., 0.20%, 04/01/09	$3,000,000	$3,000,000

Banks — Domestic 2.0%
JPMorgan Chase & Co., 0.25%, 04/02/09	8,000,000	7,999,944

Banks — Foreign 6.0%
BNP Paribas Finance, Inc.
0.48%, 04/02/09	650,000	649,991
0.54%, 04/09/09	3,000,000	2,999,640
0.80%, 04/09/09	450,000	449,920
0.85%, 04/09/09	500,000	499,906
0.35%, 04/13/09	3,280,000	3,279,617
0.62%, 04/13/09	2,000,000	1,999,587
0.82%, 05/27/09	1,000,000	998,724
0.75%, 06/19/09	1,148,000	1,146,111
DnB NOR Bank ASA
1.10%, 04/14/09	2,000,000	1,999,205
0.90%, 05/05/09	3,000,000	2,997,450
1.05%, 05/13/09	2,000,000	1,997,550
National Australia Funding Delaware, Inc., 0.72%, 04/07/09	2,500,000	2,499,700
Westpac Banking Corp., 0.50%, 04/14/09	2,000,000	1,999,639

		23,517,040

Chemicals-Diversified 5.9%
Air Products & Chemicals, Inc., 0.18%, 04/02/09	10,000,000	9,999,950
BASF SE
0.35%, 04/06/09	3,000,000	2,999,854
0.30%, 04/07/09	5,019,000	5,018,749
Praxair, Inc.
0.25%, 04/08/09	2,000,000	1,999,903
0.45%, 05/08/09	3,000,000	2,998,612

		23,017,068

Computers & Peripherals 3.1%
Hewlett-Packard Co.
0.42%, 05/01/09	2,000,000	1,999,300
0.40%, 06/04/09	5,000,000	4,996,445
International Business Machines Corp., 0.28%, 06/15/09	5,000,000	4,997,083

		11,992,828

Diversified Manufacturing 6.9%
Danaher Corp.
0.20%, 04/02/09	8,000,000	7,999,956
0.18%, 04/03/09	2,000,000	1,999,980
Parker Hannifin Corp., 0.47%, 04/21/09	2,000,000	1,999,478
Pitney Bowes, Inc.
0.20%, 04/07/09	8,000,000	7,999,733
0.28%, 04/21/09	2,000,000	1,999,689
Siemens Capital Co. LLC, 0.25%, 04/01/09	5,000,000	5,000,000

		26,998,836

Financial Services 17.0%
American Honda Finance Corp.
0.37%, 04/03/09	3,000,000	2,999,938
0.65%, 04/06/09	2,200,000	2,199,801
0.50%, 04/29/09	2,000,000	1,999,222
0.77%, 05/18/09	2,000,000	1,997,990
Danske Corp.
0.52%, 04/14/09	1,000,000	999,812
0.60%, 04/14/09	2,000,000	1,999,570
0.80%, 04/14/09	2,000,000	1,999,422
0.70%, 04/27/09	2,000,000	1,998,989
0.99%, 05/19/09	2,000,000	1,997,360
0.60%, 05/28/09	2,000,000	1,998,100
ING America Insurance Hldgs, 1.05%, 05/11/09	1,000,000	998,833
ING US Funding LLC
0.93%, 04/07/09	1,000,000	999,845
0.70%, 04/20/09	3,000,000	2,998,892
1.09%, 04/28/09	2,000,000	1,998,365
0.92%, 05/11/09	2,000,000	1,997,956
John Deere Bank SA
0.30%, 04/01/09	2,000,000	2,000,000
0.48%, 04/06/09	1,500,000	1,499,900
0.42%, 04/08/09	2,000,000	1,999,837
Nordea North America, Inc.
0.60%, 04/13/09	3,000,000	2,999,400
0.62%, 04/13/09	2,000,000	1,999,587
0.69%, 04/28/09	3,000,000	2,998,448
Rabobank USA Financial Corp.
0.12%, 04/01/09	5,000,000	5,000,000
0.20%, 05/04/09	2,580,000	2,579,527
0.74%, 05/11/09	3,000,000	2,997,533
0.65%, 06/04/09	2,000,000	1,997,689
Toyota Motor Credit Corp.
0.40%, 04/09/09	2,000,000	1,999,822
1.05%, 04/13/09	3,000,000	2,998,950
0.80%, 06/15/09	3,000,000	2,995,000
Westpac Securities NZ Ltd., 1.18%, 05/07/09	3,000,000	2,996,460

		66,246,248

Food-Diversified 4.7%
Brown-Forman Corp.
0.30%, 04/01/09	2,000,000	2,000,000
0.27%, 04/14/09	2,000,000	1,999,809
0.45%, 04/27/09	2,000,000	1,999,350
Coca-Cola Co. (The)
0.25%, 04/01/09	2,260,000	2,260,000
0.52%, 06/08/09	2,000,000	1,998,035
0.23%, 06/22/09	3,000,000	2,998,428
Nestle Capital Corp.
0.18%, 04/01/09	3,000,000	3,000,000
0.20%, 04/20/09	2,000,000	1,999,789

		18,255,411

Household Products 2.0%
Avon Capital Corp.
0.27%, 04/09/09	2,000,000	1,999,880
0.30%, 04/20/09	3,000,000	2,999,525
Procter & Gamble Co. (The), 0.25%, 04/06/09	3,000,000	2,999,896

		7,999,301

Industrial Machinery & Equipment 5.7%
Caterpillar, Inc.
0.32%, 04/03/09	3,000,000	2,999,947
0.37%, 04/13/09	3,000,000	2,999,630
Deere & Co., 0.50%, 05/04/09	3,000,000	2,998,625
Emerson Electric Co., 0.26%, 04/13/09	8,300,000	8,299,281
Parker Hannifin Corp.
0.40%, 04/09/09	1,000,000	999,911
0.45%, 04/09/09	1,000,000	999,900
0.40%, 04/27/09	3,000,000	2,999,133

		22,296,427

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Money Market Fund II

	Principal	Market
	Amount	Value
Commercial Paper(a) (continued)
Media 5.8%
McGraw-Hill Cos., Inc. (The)
0.20%, 04/07/09	$4,458,000	$4,457,852
0.25%, 04/13/09	8,000,000	7,999,333
Walt Disney Co. (The), 0.28%, 04/15/09	10,000,000	9,998,911

		22,456,096

Oil, Gas & Consumable Fuels 5.9%
BP Capital Markets PLC, 0.20%, 04/14/09	3,000,000	2,999,784
Chevron Corp.
0.42%, 04/28/09	3,000,000	2,999,055
0.52%, 05/18/09	3,000,000	2,997,963
Chevron Funding Corp., 0.18%, 04/06/09	4,000,000	3,999,900
ConocoPhillips Qatar Funding Ltd.
0.75%, 04/17/09	2,000,000	1,999,333
0.80%, 04/17/09	3,000,000	2,998,933
0.50%, 04/20/09	3,000,000	2,999,209
0.70%, 04/22/09	2,000,000	1,999,183

		22,993,360

Pharmaceutical Preparations 0.5%
Pfizer, Inc., 0.18%, 05/06/09	2,000,000	1,999,650
Specialty Retail 3.1%
Lowe’s Cos., Inc.
0.20%, 04/01/09	5,000,000	5,000,000
0.18%, 04/02/09	4,000,000	3,999,980
0.20%, 04/03/09	3,000,000	2,999,967

		11,999,947

Telecommunications 2.4%
Nokia OYJ
0.80%, 04/03/09	2,000,000	1,999,911
0.35%, 04/07/09	3,000,000	2,999,825
0.28%, 04/14/09	3,000,000	2,999,697
0.80%, 05/07/09	250,000	249,800
1.00%, 06/02/09	1,000,000	998,278

		9,247,511

Transportation 1.3%
United Parcel Service, Inc., 0.10%, 04/02/09	5,000,000	4,999,986
Utilities 8.4%
FPL Group Capital, Inc., 0.25%, 04/03/09	10,000,000	9,999,861
National Rural Utilities Cooperative Finance Corp.
0.50%, 04/16/09	3,000,000	2,999,375
0.52%, 04/20/09	2,000,000	1,999,451
0.18%, 04/24/09	1,910,000	1,909,780
0.25%, 06/01/09	2,000,000	1,999,153
NSTAR Electric Co., 0.12%, 04/06/09	8,000,000	7,999,866
Southern Co. (The)
0.34%, 04/07/09	3,800,000	3,799,785
0.28%, 04/16/09	2,000,000	1,999,767

		32,707,038

Total Commercial Paper (cost $317,726,691)		317,726,691

Corporate Bonds 0.8%(b)
Household Products 0.8%
Procter & Gamble International Funding SCA, 1.49%, 02/08/10	3,000,000	3,000,000

U.S. Government Sponsored & Agency Obligations 10.2%
Fannie Mae(a)
0.05%, 04/01/09	3,000,000	3,000,000
0.15%, 04/30/09	3,450,000	3,449,583
0.40%, 05/14/09	1,158,000	1,157,447
0.41%, 05/22/09	2,450,000	2,448,577
Federal Farm Credit Discount Notes(a)
0.05%, 04/27/09	3,000,000	2,999,892
0.06%, 04/30/09	1,025,000	1,024,950
Federal Home Loan Banks
0.19%, 05/27/09(a)	4,140,000	4,138,776
Series 1, 1.05%, 02/23/10	5,000,000	4,995,434
0.88%, 03/11/10(b)	4,000,000	3,999,509
Federal Home Loan Mortgage Corp.
0.33%, 04/20/09(a)	2,000,000	1,999,652
0.35%, 05/07/09(a)	4,000,000	3,998,600
1.05%, 02/04/10(a)	2,500,000	2,500,000
1.10%, 02/26/10(a)	1,000,000	1,000,000
1.25%, 03/09/10, MTN	3,000,000	3,000,000
Total U.S. Government Sponsored & Agency Obligations (cost $39,712,420)		39,712,420

Money Market Funds 7.5%
Blackrock Liquidity Funds Tempcash Portfolio, 0.67%	15,249,000	15,249,000
Blackrock Liquidity Funds Tempfund Portfolio, 0.61%	14,066,000	14,066,000

Total Money Market Funds (cost $29,315,000)		29,315,000

Total Investments (cost $389,754,111) (c) — 100.0%		389,754,111
Liabilities in excess of other assets — 0.0%		(16,054)

NET ASSETS — 100.0%		$389,738,057

(a)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $389,754,111.

ASA	Stock Corporation

LLC	Limited Liability Co.

Ltd	Limited

MTN	Medium Term Note

OYJ	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company

SCA	Limited partnership with share capital

SE	Sweden
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund

		Market
	Shares	Value
Common Stocks 85.6%
AUSTRALIA 3.7%(a)
Beverages 0.1%
Lion Nathan Ltd.	67,300	$376,943

Biotechnology 0.3%
CSL Ltd.	34,300	774,783

Chemicals 0.2%
Nufarm Ltd.	55,200	435,441

Food & Staples Retailing 0.1%
Metcash Ltd.	77,900	219,314

Health Care Equipment & Supplies 0.9%
Cochlear Ltd.	71,488	2,492,021

Health Care Providers & Services 0.0%
Sonic Healthcare Ltd.	14,400	110,882

Hotels, Restaurants & Leisure 0.2%
Tatts Group Ltd.	282,800	544,113

Insurance 0.3%
QBE Insurance Group Ltd.	58,720	787,445

Metals & Mining 1.4%
BHP Billiton Ltd.	169,100	3,735,972

Oil, Gas & Consumable Fuels 0.2%
Energy Resources of Australia Ltd.	25,500	378,990

		9,855,904

AUSTRIA 0.1%(a)
Machinery 0.1%
Andritz AG	11,200	343,934

BELGIUM 2.1%(a)
Beverages 2.0%
Anheuser-Busch Inbev NV	189,978	5,230,263

Food & Staples Retailing 0.1%
Colruyt SA	1,500	343,941

		5,574,204

BERMUDA 0.5%
Energy Equipment & Services 0.4%(a)
Seadrill Ltd.	120,500	1,165,306

Insurance 0.1%
Everest Re Group Ltd.	3,900	276,120

		1,441,426

BRAZIL 1.2%
Cosmetics/Personal Care 0.0%
Natura Cosmeticos SA	8,100	79,393

Diversified Financial Services 0.3%
BM&FBOVESPA SA	254,300	773,099

Diversified Telecommunication Services 0.2%
Global Village Telecom Holding SA*	48,400	545,152

Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA ADR	73,842	1,809,129

Wireless Telecommunication Services 0.0%
Vivo Participacoes SA ADR	8,600	112,230

		3,319,003

CANADA 3.8%
Airline 0.1%
WestJet Airlines Ltd.*	21,700	202,797

Diversified Financial Services 0.2%
TMX Group, Inc.	14,500	411,246

Electric Utility 0.1%
Fortis, Inc.	12,100	212,530

Engineering & Construction 0.2%
SNC-Lavalin Group, Inc.	15,460	393,092

Food & Staples Retailing 0.2%
Metro, Inc., Class A	14,600	438,985

Hotels, Restaurants & Leisure 0.1%
Tim Hortons, Inc.	14,900	378,013

Internet Software & Services 0.4%
Open Text Corp.*	32,380	1,115,167

Metals & Mining 0.4%
Agnico-Eagle Mines Ltd.	11,300	649,672
Eldorado Gold Corp.*	9,500	85,918
First Quantum Minerals Ltd.	15,600	439,349

		1,174,939

Oil, Gas & Consumable Fuels 1.5%
Canadian Natural Resources Ltd.	41,111	1,595,192
Crescent Point Energy Trust	16,204	338,864
Suncor Energy, Inc.	95,907	2,141,073

		4,075,129

Pharmaceuticals 0.0%
Biovail Corp. International ADR	7,500	82,125

Road & Rail 0.6%
Canadian National Railway Co.	46,827	1,679,159

		10,163,182

CHINA 1.4%
Commercial Services & Supplies 0.2%(a)
Serco Group PLC	127,100	665,873

Construction Materials 0.3%(a)
Anhui Conch Cement Co. Ltd., Class H*	136,000	751,267

Electrical Equipment 0.1%(a)
China High Speed Transmission Equipment Group Co. Ltd.	235,000	335,882

Health Care Equipment & Supplies 0.1%
Mindray Medical International Ltd. ADR	11,948	221,157

Internet Software & Services 0.2%
Sohu.com, Inc.*	13,400	553,554

Machinery 0.2%(a)
China South Locomotive and Rolling Stock Corp.*	936,382	427,789

Software 0.3%
Shanda Interactive Entertainment Ltd. ADR*	19,500	770,835

		3,726,357

DENMARK 2.0%(a)
Biotechnology 0.1%
Genmab AS*	8,600	325,917

Chemicals 0.3%
Novozymes AS, B Shares	11,000	795,911

Insurance 0.2%
Topdanmark AS*	6,200	610,447

Pharmaceuticals 1.4%
Novo Nordisk AS, Class B	74,897	3,591,676

		5,323,951

FINLAND 0.6%(a)
Communications Equipment 0.5%
Nokia OYJ	105,396	1,232,457

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
FINLAND(a) (continued)
Machinery 0.1%
Kone OYJ, Class B	14,200	$294,119

		1,526,576

FRANCE 3.3%(a)
Commercial Banks 0.7%
BNP Paribas	47,329	1,952,324

Diversified Telecommunication Services 0.2%
Iliad SA	4,800	447,397

Information Technology Services 0.4%
Cap Gemini SA*	29,255	940,082

Insurance 0.2%
AXA SA*	53,895	646,770

Media 0.2%
Publicis Groupe	22,800	584,389

Office Electronics 0.1%
Neopost SA	3,900	302,400

Oil, Gas & Consumable Fuels 1.5%
Total SA	82,418	4,074,881

		8,948,243

GERMANY 4.2%(a)
Diversified Financial Services 0.4%
Deutsche Boerse AG	16,608	998,890

Insurance 0.1%
Hannover Rueckversicherung AG	10,400	331,218

Internet Software & Services 0.1%
United Internet AG	40,700	343,650

Pharmaceuticals 2.8%
Bayer AG*	80,118	3,890,944
Merck KGaA	39,962	3,521,330

		7,412,274

Textiles, Apparel & Luxury Goods 0.8%
Puma AG Rudolf Dassler Sport*	13,490	2,046,056

		11,132,088

GREECE 0.7%(a)
Electric Utility 0.1%
Public Power Corp. SA	7,900	143,346

Hotels, Restaurants & Leisure 0.6%
OPAP SA	62,130	1,642,112

		1,785,458

HONG KONG 3.0%(a)
Distributors 0.6%
Li & Fung Ltd.	696,000	1,631,681

Diversified Financial Services 0.1%
China Everbright Ltd.	116,000	180,311

Food Products 0.1%
China Yurun Food Group Ltd.	129,000	164,794

Industrial Conglomerate 1.1%
Hutchison Whampoa Ltd.	604,000	2,965,156

Personal Products 0.1%
Hengan International Group Co. Ltd.	70,000	281,583

Real Estate Investment Trusts 0.2%
Link REIT (The)	323,500	641,427

Real Estate Management & Development 0.2%
Sino-Ocean Land Holdings Ltd.	655,500	431,321

Specialty Retail 0.6%
Esprit Holdings Ltd.	327,000	1,668,513

		7,964,786

INDIA 2.5%
Electrical Equipment 0.7%(a)
Bharat Heavy Electricals Ltd.	63,670	1,900,204

Information Technology Services 1.8%
Infosys Technologies Ltd. ADR	177,573	4,728,769

		6,628,973

INDONESIA 0.6%(a)
Diversified Telecommunication Services 0.6%
Telekomunikasi Indonesia Tbk PT	2,614,000	1,708,934

IRELAND 1.1%
Airline 0.1%
Ryanair Holdings PLC ADR*	16,500	381,315

Construction Materials 0.8%
CRH PLC	99,689	2,147,686
CRH PLC (London Exchange)	81	1,762

		2,149,448

Professional Services 0.2%(a)
Experian PLC	63,200	395,119

		2,925,882

ISRAEL 2.7%
Pharmaceuticals 2.7%
Teva Pharmaceutical Industries Ltd. ADR	158,786	7,153,309

ITALY 2.5%(a)
Aerospace & Defense 1.2%
Finmeccanica SpA	269,052	3,348,280

Oil, Gas & Consumable Fuels 1.3%
ENI SpA	174,602	3,380,154

		6,728,434

JAPAN 10.2%(a)
Auto Components 0.7%
Aisin Seiki Co. Ltd.	18,800	301,720
Denso Corp.	75,100	1,518,402
NGK Spark Plug Co. Ltd.	16,000	136,220

		1,956,342

Automobiles 1.1%
Toyota Motor Corp.	95,300	3,027,555

Chemicals 0.1%
JSR Corp.	15,200	178,868

Construction & Engineering 0.1%
JGC Corp.	11,000	127,033

Diversified Consumer Services 0.2%
Benesse Corp.	12,600	464,203

Electronic Equipment & Instruments 3.9%
HOYA Corp.	128,400	2,555,748
Keyence Corp.	20,240	3,829,719
Nidec Corp.	75,600	3,403,630
Nippon Electric Glass Co. Ltd.	75,000	532,020

		10,321,117

Food & Staples Retailing 0.1%
FamilyMart Co. Ltd.	7,800	237,542

Food Products 0.2%
Toyo Suisan Kaisha Ltd.	26,000	536,556

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. (Japan) Ltd.	14,600	$249,048

Industrial Conglomerate 0.1%
Hankyu Hanshin Holdings, Inc.	70,000	318,392

Internet & Catalog Retail 0.3%
Rakuten, Inc.	1,500	721,995

Leisure Equipment & Products 0.1%
Shimano, Inc.	12,800	389,749

Machinery 1.3%
Fanuc Ltd.	32,700	2,236,922
Japan Steel Works Ltd. (The)	45,000	429,090
NGK Insulators Ltd.	55,000	860,362

		3,526,374

Media 0.1%
Jupiter Telecommunications Co. Ltd.	500	334,061
Natural Gas Utility 0.1%
Osaka Gas Co. Ltd.	118,000	369,436

Office Electronics 0.1%
Konica Minolta Holdings, Inc.	41,500	361,793

Personal Products 0.1%
Kobayashi Pharmaceutical Co. Ltd.	6,900	227,963

Pharmaceuticals 0.2%
Shionogi & Co. Ltd.	29,000	499,942

Semiconductors & Semiconductor Equipment 0.2%
Sumco Corp.	32,400	482,763

Software 0.9%
Capcom Co. Ltd.	28,600	515,268
Nintendo Co. Ltd.	5,500	1,609,169
Trend Micro, Inc.	9,000	257,138

		2,381,575

Specialty Retail 0.1%
Nitori Co. Ltd.	5,450	305,078

Textiles, Apparel & Luxury Goods 0.1%
Asics Corp.	29,000	202,396

		27,219,781

LUXEMBOURG 0.2%
Wireless Telecommunication Services 0.2%
Millicom International Cellular SA	17,800	659,312

MEXICO 2.4%
Construction & Engineering 0.1%
Empresas ICA SAB de CV*	162,200	274,940

Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV A	85,200	276,685

Media 0.9%
Grupo Televisa SA ADR	176,508	2,407,569

Wireless Telecommunication Services 1.3%
America Movil SAB de CV, Series L ADR	129,597	3,509,487

		6,468,681

NETHERLANDS 2.6%(a)
Air Freight & Logistics 0.6%
TNT NV	87,357	1,497,097

Beverages 0.7%
Heineken Holding NV	81,895	1,985,031

Diversified Telecommunication Services 0.8%
Koninklijke KPN NV	159,322	2,126,781

Energy Equipment & Services 0.0%
Fugro NV CVA	3,100	98,434

Life Sciences Tools & Services 0.2%
Qiagen NV*	36,500	592,332

Media 0.2%
Wolters Kluwer NV	24,500	397,075

Transportation 0.1%
Koninklijke Vopak NV	8,100	324,907

		7,021,657

NORWAY 0.4%(a)
Energy Equipment & Services 0.2%
Petroleum Geo-Services ASA*	155,929	651,857

Pharmaceuticals 0.2%
Pronova BioPharma AS*	161,700	430,119

		1,081,976

PERU 0.1%
Commercial Banks 0.1%
Credicorp Ltd.	5,500	257,620

PHILIPPINES 0.9%(a)
Wireless Telecommunication Services 0.9%
Philippine Long Distance Telephone Co.	52,640	2,354,103

REPUBLIC OF KOREA 0.2%(a)
Beverages 0.0%
Hite Brewery Co. Ltd.	36	3,582

Household Products 0.0%
LG Household & Health Care Ltd.	900	98,546

Semiconductors & Semiconductor Equipment 0.1%
Hynix Semiconductor, Inc.*	19,700	177,410

Wireless Telecommunication Services 0.1%
KT Freetel Co. Ltd.*	12,700	254,870

		534,408

SINGAPORE 2.1%(a)
Aerospace & Defense 0.5%
Singapore Technologies Engineering Ltd.	876,000	1,419,596

Commercial Banks 0.9%
United Overseas Bank Ltd.	391,000	2,508,564

Industrial Conglomerate 0.6%
Keppel Corp. Ltd.	483,000	1,596,131

Road & Rail 0.1%
SMRT Corp. Ltd.	191,000	192,340

		5,716,631

SOUTH AFRICA 0.1%(a)
Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	43,600	233,048

Pharmaceuticals 0.0%
Aspen Pharmacare Holdings Ltd.*	29,069	140,219

		373,267

SPAIN 2.8%(a)
Biotechnology 0.1%
Grifols SA	12,900	185,769

Diversified Telecommunication Services 2.0%
Telefonica SA	266,553	5,314,584

Electric Utility 0.3%
Acciona SA	8,800	905,049

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
SPAIN(a) (continued)
Independent Power Producers & Energy Traders 0.1%
EDP Renovaveis SA*	34,700	$283,379

Information Technology Services 0.2%
Indra Sistemas SA	27,532	530,788

Natural Gas Utility 0.1%
Enagas	14,600	206,697

		7,426,266

SWEDEN 0.3%(a)
Building Products 0.1%
Assa Abloy AB, Class B	28,200	264,005

Tobacco 0.2%
Swedish Match AB	31,600	457,216

		721,221

SWITZERLAND 8.8%(a)
Biotechnology 0.3%
Actelion Ltd.*	15,700	716,742

Building Products 0.2%
Geberit AG	5,400	485,280

Chemicals 1.5%
Syngenta AG	20,140	4,049,818

Food Products 2.3%
Barry Callebaut AG*	501	228,920
Nestle SA	177,315	5,992,581

		6,221,501

Health Care Equipment & Supplies 1.1%
Sonova Holding AG	50,194	3,030,526

Life Sciences Tools & Services 0.5%
Lonza Group AG*	14,809	1,463,670

Machinery 0.1%
Schindler Holding AG	5,900	269,546

Pharmaceuticals 2.8%
Roche Holding AG	54,107	7,428,805

		23,665,888

TAIWAN 1.4%(a)
Computers & Peripherals 0.3%
Acer, Inc.	504,000	759,072
Wistron Corp.	152,000	163,978

		923,050

Semiconductors & Semiconductor Equipment 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,890,920	2,848,032

		3,771,082

TURKEY 0.4%(a)
Commercial Banks 0.4%
Akbank TAS	375,249	1,104,627

UNITED KINGDOM 16.4%(a)
Aerospace & Defense 0.6%
Cobham PLC	224,600	552,681
VT Group PLC	146,657	993,458

		1,546,139

Commercial Services & Supplies 0.2%
G4S PLC	138,500	384,775

Construction & Engineering 0.1%
Balfour Beatty PLC	79,300	371,804

Diversified Telecommunication Services 0.4%
Inmarsat PLC	148,300	1,038,427

Energy Equipment & Services 0.1%
Petrofac Ltd.	26,000	199,841

Food & Staples Retailing 1.4%
Tesco PLC	791,851	3,782,603

Hotels, Restaurants & Leisure 1.2%
Compass Group PLC	720,027	3,292,260

Household Durables 0.1%
Berkeley Group Holdings PLC*	27,900	354,686

Household Products 1.4%
Reckitt Benckiser Group PLC	101,871	3,821,494

Independent Power Producers & Energy Traders 0.8%
International Power PLC	689,310	2,081,349

Insurance 0.6%
Admiral Group PLC	18,600	227,504
Amlin PLC	135,000	665,251
Aviva PLC	183,879	570,109

		1,462,864

Machinery 0.2%
Invensys PLC*	242,200	576,574

Media 2.1%
Informa PLC	383,300	1,443,819
Reed Elsevier PLC	308,594	2,212,240
WPP PLC	323,934	1,821,420

		5,477,479

Metals & Mining 0.1%
Vedanta Resources PLC	33,100	320,845

Multiline Retail 0.0%
Next PLC	4,500	85,378

Oil, Gas & Consumable Fuels 3.1%
BG Group PLC	113,467	1,711,286
Imperial Tobacco Group PLC	251,233	5,641,297
Premier Oil PLC*	5,100	77,680
Tullow Oil PLC	86,600	995,515

		8,425,778

Pharmaceuticals 1.3%
Shire PLC	282,518	3,459,142

Professional Services 0.7%
Capita Group PLC (The)	199,950	1,944,348

Software 0.2%
Autonomy Corp. PLC*	28,873	538,952

Specialty Retail 0.1%
Carphone Warehouse Group PLC	146,300	262,385

Tobacco 0.3%
British American Tobacco PLC	37,035	855,390

Wireless Telecommunication Services 1.4%
Vodafone Group PLC	2,157,004	3,759,978

		44,042,491

UNITED STATES 0.3%(a)
Capital Markets 0.1%
Schroders PLC	20,300	230,081

Commercial Services & Supplies 0.2%
De La Rue PLC	39,361	548,028

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES(a) (continued)
		778,109

Total Common Stocks (cost $305,887,962)		229,447,764

Preferred Stock 0.7%(a)
GERMANY 0.7%
Automobiles 0.7%
Porsche Automobil Holding SE	38,680	$1,847,148

Rights 0.0%
BELGIUM 0.0%
Anheuser-Busch InBev NV	105,184	419

Exchange Traded Fund 0.1%
UNITED STATES 0.1%
Equity Fund 0.1%
iShares MSCI Taiwan Index Fund	44,400	358,308

Mutual Funds 12.7%
UNITED STATES 12.7%
Money Market Fund 12.7%
Fidelity Institutional Prime	34,131,122	34,131,122

Total Investments (cost $345,201,956) (b) — 99.1%		265,784,761
Other assets in excess of liabilities — 0.9%		2,466,266

NET ASSETS — 100.0%		$268,251,027

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $351,295,316, tax unrealized appreciation and depreciation were $2,675,719 and $(88,186,274) respectively.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

KGaA	Limited partnership with shares

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Co.

PT	Limited Liability Company

REIT	Real Estate Investment Trust

SA	Stock Company

SpA	Limited share company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund

		Market
	Shares	Value
Common Stocks 92.5%
AUSTRALIA 2.9%(a)
Airline 0.2%
Qantas Airways Ltd.	386,926	$467,354

Commercial Banks 1.5%
Australia & New Zealand Banking Group Ltd.	198,031	2,163,169
Commonwealth Bank of Australia	26,600	638,346
National Australia Bank Ltd.	25,200	351,649

		3,153,164

Metals & Mining 0.6%
BHP Billiton Ltd.	23,900	528,029
Newcrest Mining Ltd.	26,276	604,640

		1,132,669

Oil, Gas & Consumable Fuels 0.4%
Santos Ltd.	66,589	783,466

Real Estate Management & Development 0.2%
Lend Lease Corp. Ltd.	84,100	381,796

		5,918,449

BELGIUM 1.2%(a)
Beverages 0.7%
Anheuser-Busch Inbev NV	53,995	1,486,530

Food & Staples Retailing 0.5%
Delhaize Group	13,900	901,885

		2,388,415

BRAZIL 0.1%
Commercial Banks 0.1%
Banco do Brasil SA	24,300	179,499
Itau Unibanco Banco Multiplo SA ADR	10,925	118,864

		298,363

		298,363

CANADA 2.6%
Aerospace & Defense 0.1%
Bombardier, Inc., Class B	83,800	195,456

Auto Components 0.1%
Magna International, Inc.	12,200	324,623

Commercial Banks 0.2%
National Bank of Canada	15,100	482,290

Diversified Telecommunication Services 0.7%
BCE, Inc.	40,400	805,116
Telus Corp.	22,100	578,755

		1,383,871

Insurance 0.4%
Fairfax Financial Holdings Ltd.	2,500	646,569
Industrial Alliance Insurance and Financial Services, Inc.	13,300	209,233

		855,802

Metals & Mining 0.3%
Kinross Gold Corp.	31,563	573,668

Oil, Gas & Consumable Fuels 0.6%
Petro-Canada	44,400	1,193,041

Real Estate 0.2%
Brookfield Properties Corp.	60,200	348,162

		5,356,913

CHINA 1.7%(a)
Commercial Banks 0.8%
China Construction Bank Corp., Class H	1,332,000	756,168
China Merchants Bank Co. Ltd., Class H(b)	467,000	813,695

		1,569,863

Diversified Telecommunication Services 0.1%
China Telecom Corp. Ltd., Class H	382,000	157,791

Oil, Gas & Consumable Fuels 0.8%
China Petroleum & Chemical Corp., Class H	1,052,000	674,138
China Shenhua Energy Co. Ltd., Class H	454,500	1,025,501

		1,699,639

		3,427,293

CZECH REPUBLIC 0.2%(a)
Electric Utility 0.2%
CEZ AS	11,400	408,531

FINLAND 1.3%(a)
Communications Equipment 1.2%
Nokia OYJ	213,563	2,497,317

Paper & Forest Products 0.1%
Stora Enso OYJ, R Shares*	47,500	168,229

		2,665,546

FRANCE 14.0%(a)
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B	31,065	1,151,225

Automobiles 0.5%
Renault SA	46,400	953,932

Chemicals 0.1%
Arkema	15,600	246,203

Commercial Banks 3.4%
BNP Paribas	70,741	2,918,070
Credit Agricole SA	120,900	1,333,752
Societe Generale	67,462	2,638,488

		6,890,310

Construction & Engineering 0.6%
Bouygues SA	35,458	1,266,892

Diversified Telecommunication Services 0.7%
France Telecom SA	62,500	1,424,598

Electrical Equipment 0.5%
Schneider Electric SA*	16,018	1,065,135

Hotels, Restaurants & Leisure 0.4%
Sodexo	17,350	790,168

Machinery 0.2%
Vallourec SA	5,400	500,563

Media 1.5%
Lagardere SCA(b)	29,000	813,649
Vivendi	89,254	2,360,303

		3,173,952

Multi-Utility 0.8%
GDF Suez	50,396	1,728,039

Oil, Gas & Consumable Fuels 2.1%
Total SA	87,003	4,301,571

Pharmaceuticals 2.6%
Sanofi-Aventis SA	94,725	5,315,241

		28,807,829

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund

		Market
	Shares	Value
Common Stocks (continued)
GERMANY 10.8%(a)
Airline 0.3%
Deutsche Lufthansa AG	62,800	$683,579

Automobiles 0.7%
Daimler AG	52,267	1,339,451

Capital Markets 0.8%(b)
Deutsche Bank AG	41,300	1,687,905

Chemicals 1.0%
BASF SE*	45,100	1,373,527
Lanxess	37,110	627,590

		2,001,117

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG	77,000	955,611

Electric Utility 1.8%
E.ON AG	135,556	3,784,101

Food Products 0.3%(b)
Suedzucker AG	29,300	564,347

Health Care Providers & Services 0.1%(b)
Celesio AG	11,700	215,673

Insurance 3.1%
Allianz SE	42,975	3,615,313
Muenchener Rueckversicherungs AG	22,702	2,769,920

		6,385,233

Multi-Utility 0.6%
RWE AG	17,630	1,241,457

Pharmaceuticals 1.6%(b)
Bayer AG*	68,249	3,314,524

		22,172,998

GREECE 0.1%(a)
Metals & Mining 0.1%
Sidenor Steel Products Manufacturing Co. SA	74,344	274,207

HONG KONG 1.0%(a)
Oil, Gas & Consumable Fuels 0.4%
CNOOC Ltd.	858,000	862,191

Real Estate Management & Development 0.6%
Sun Hung Kai Properties Ltd.	128,000	1,148,572

		2,010,763

INDIA 0.3%
Information Technology Services 0.3%
Infosys Technologies Ltd. ADR	20,003	532,680

IRELAND 0.6%
Construction Materials 0.6%
CRH PLC	54,291	1,169,638

ISRAEL 0.1%(a)
Wireless Telecommunication Services 0.1%
Partner Communications	10,130	152,867

ITALY 2.7%(a)
Commercial Banks 1.2%
Intesa Sanpaolo SpA	893,197	2,456,335

Diversified Telecommunication Services 0.7%
Telecom Italia SpA	693,600	894,071
Telecom Italia SpA — RSP	612,400	622,641

		1,516,712

Oil, Gas & Consumable Fuels 0.8%
ENI SpA	80,400	1,556,479

		5,529,526

JAPAN 18.0%(a)
Automobiles 2.3%
Honda Motor Co. Ltd.	130,200	3,099,981
Nissan Motor Co. Ltd.	307,100	1,110,129
Toyota Motor Corp.	14,300	454,292

		4,664,402

Building Products 0.5%(b)
Daikin Industries Ltd.	36,500	1,005,070

Capital Markets 0.3%
Daiwa Securities Group, Inc.	140,000	620,525

Chemicals 1.2%
DIC Corp.	140,000	205,677
Mitsubishi Chemical Holdings Corp.	190,000	655,819
Shin-Etsu Chemical Co. Ltd.	30,300	1,488,874
Tosoh Corp.	110,000	209,732

		2,560,102

Commercial Banks 1.8%
Mitsubishi UFJ Financial Group, Inc.	545,700	2,688,921
Sumitomo Mitsui Financial Group, Inc.(b)	28,700	1,010,720

		3,699,641

Computers & Peripherals 0.8%
Fujitsu Ltd.	269,000	1,009,505
Toshiba Corp.(b)	258,000	672,215

		1,681,720

Diversified Telecommunication Services 1.5%
Nippon Telegraph & Telephone Corp.	82,000	3,129,980

Electric Utility 0.2%
Tokyo Electric Power Co., Inc. (The)	18,000	449,954

Electrical Equipment 0.6%
Mitsubishi Electric Corp.	248,000	1,127,224

Electronic Equipment & Instruments 0.6%
Hitachi High-Technologies Corp.	22,600	320,542
Hitachi Ltd.	197,000	539,073
Kyocera Corp.	5,200	347,148

		1,206,763

Household Durables 0.7%
Sharp Corp.(b)	125,000	1,000,428
Sony Corp.	24,400	504,778

		1,505,206

Leisure Equipment & Products 0.3%(b)
Namco Bandai Holdings, Inc.	63,700	639,548

Machinery 0.4%(b)
Kubota Corp.	141,000	781,506

Metals & Mining 0.9%
JFE Holdings, Inc.	71,600	1,580,682
Yamato Kogyo Co. Ltd.(b)	14,400	310,966

		1,891,648

Natural Gas Utility 0.6%
Tokyo Gas Co. Ltd.	366,000	1,284,185

Office Electronics 0.9%
Canon, Inc.	60,800	1,772,700

Oil, Gas & Consumable Fuels 0.4%
Nippon Mining Holdings, Inc.	184,000	737,635

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Software 0.9%
Nintendo Co. Ltd.	6,500	$1,901,745

Tobacco 0.7%
Japan Tobacco, Inc.	528	1,411,655

Trading Companies & Distributors 2.2%
Mitsubishi Corp.	189,700	2,515,183
Mitsui & Co. Ltd.	205,000	2,088,711

		4,603,894

Wireless Telecommunication Services 0.2%
KDDI Corp.	78	367,369

		37,042,472

LUXEMBOURG 0.9%(a) (b)
Metals & Mining 0.9%
ArcelorMittal	90,055	1,837,162

NETHERLANDS 5.0%(a)
Aerospace & Defense 0.2%(b)
European Aeronautic Defence and Space Co. NV	34,810	404,423

Chemicals 0.7%
Akzo Nobel NV	39,853	1,509,048

Diversified Financial Services 0.2%
ING Groep NV CVA	78,200	428,424

Diversified Telecommunication Services 0.4%
Koninklijke KPN NV	52,488	700,660

Food & Staples Retailing 0.6%
Koninklijke Ahold NV	118,200	1,294,408

Food Products 0.9%
Unilever NV CVA	87,653	1,726,595

Industrial Conglomerate 0.3%
Koninklijke Philips Electronics NV	39,700	587,553

Media 0.3%
Wolters Kluwer NV	43,144	699,241

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell PLC, A Shares	129,105	2,901,868

		10,252,220

NEW ZEALAND 0.1%(a)
Diversified Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	197,000	261,960

NORWAY 0.7%(a)
Oil, Gas & Consumable Fuels 0.7%
StatoilHydro ASA	79,900	1,398,910

REPUBLIC OF KOREA 1.2%(a)
Chemicals 0.2%
LG Chem Ltd.	7,500	474,861

Commercial Banks 0.1%
Hana Financial Group, Inc.	11,500	175,262

Diversified Financial Services 0.3%
KB Financial Group, Inc.*	19,900	481,497

Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co. Ltd.	3,090	1,276,979

		2,408,599

RUSSIAN FEDERATION 0.5%(a)
Metals & Mining 0.1%
JSC MMC Norilsk Nickel ADR	55,711	333,944

Oil, Gas & Consumable Fuels 0.4%
LUKOIL ADR	20,150	755,462

		1,089,406

SINGAPORE 0.1%(a) (b)
Marine 0.1%
Neptune Orient Lines Ltd.	336,000	261,224

SOUTH AFRICA 0.2%(a)
Commercial Banks 0.1%
Standard Bank Group Ltd.	20,978	176,234

Industrial Conglomerate 0.1%
Bidvest Group Ltd.	13,585	126,233

		302,467

SPAIN 3.1%(a)
Commercial Banks 1.2%
Banco Santander SA	357,198	2,462,417

Diversified Telecommunication Services 1.6%
Telefonica SA	168,935	3,368,258

Electric Utility 0.3%(b)
Iberdrola SA(b)	82,099	575,915

		6,406,590

SWEDEN 1.9%(a)
Commercial Banks 0.2%
Nordea Bank AB	85,800	427,091

Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson, B Shares	174,000	1,407,388

Machinery 0.7%(b)
Atlas Copco AB, A Shares(b)	71,130	534,314
Volvo AB, B Shares	162,150	860,757

		1,395,071

Paper & Forest Products 0.3%(b)
Svenska Cellulosa AB, Class B	99,000	751,681

		3,981,231

SWITZERLAND 4.6%(a)
Capital Markets 1.9%
Credit Suisse Group AG	106,764	3,251,890
UBS AG*	63,521	595,735

		3,847,625

Insurance 1.1%
Zurich Financial Services AG	14,559	2,301,761

Pharmaceuticals 1.6%
Novartis AG	42,650	1,614,169
Roche Holding AG	12,556	1,723,918

		3,338,087

		9,487,473

TAIWAN 1.5%
Electronic Equipment & Instruments 0.3%(a)
HON HAI Precision GDR	142,335	632,345

Metals & Mining 0.1%(a)
China Steel Corp.	212,180	139,301

Semiconductors & Semiconductor Equipment 1.1%
Siliconware Precision Industries Co.(a)	155,540	163,582
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	187,948	1,682,134
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund

		Market
	Shares	Value
Common Stocks (continued)
TAIWAN (continued)
Semiconductors & Semiconductor Equipment (continued)
United Microelectronics Corp.(a)	1,517,340	$495,401

		2,341,117

		3,112,763

THAILAND 0.2%
Oil, Gas & Consumable Fuels 0.2%
PTT PCL	55,300	238,130
Thai Oil PCL	299,900	215,855

		453,985

		453,985

UNITED KINGDOM 14.9%(a)
Aerospace & Defense 0.4%
BAE Systems PLC	176,726	847,450

Commercial Banks 2.2%
Barclays PLC	339,400	720,462
HSBC Holdings PLC	569,487	3,170,103
Lloyds Banking Group PLC	534,495	541,054

		4,431,619

Food Products 0.5%
Associated British Foods PLC	116,000	1,064,570

Hotels, Restaurants & Leisure 0.7%
Thomas Cook Group PLC	117,400	404,204
TUI Travel PLC	316,386	1,038,057

		1,442,261

Independent Power Producers & Energy Traders 0.6%
Drax Group PLC	51,300	379,937
International Power PLC	310,245	936,775

		1,316,712

Insurance 1.1%
Aviva PLC	239,200	741,630
Prudential PLC	175,784	852,035
RSA Insurance Group PLC	316,800	590,656

		2,184,321

Multi-Utility 0.6%
Centrica PLC	408,500	1,333,243

Oil, Gas & Consumable Fuels 4.8%
BP PLC	844,652	5,662,717
Imperial Tobacco Group PLC	49,891	1,120,275
Royal Dutch Shell PLC, Class A	133,900	2,986,715

		9,769,707

Pharmaceuticals 1.5%
AstraZeneca PLC	30,000	1,062,263
GlaxoSmithKline PLC	126,600	1,971,410

		3,033,673

Wireless Telecommunication Services 2.5%
Vodafone Group PLC	2,934,349	5,115,006

		30,538,562

Total Common Stocks (cost $307,472,102)		189,949,042

Preferred Stocks 0.3%
BRAZIL 0.1%
Metals & Mining 0.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	19,575	248,423

REPUBLIC OF KOREA 0.2%(a)
Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co. Ltd.	1,200	275,172

Total Preferred Stocks (cost $1,265,679)		523,595

Mutual Funds 3.6%
UNITED STATES 3.6%
AIM Liquid Assets Portfolio	7,380,781	7,380,781

Rights 0.2%
BELGIUM 0.0%
Fortis, expiring 7/2/14*	64,600	0

SWEDEN 0.1%
Nordea Bank AB, expiring 4/6/09	943,800	107,980

UNITED KINGDOM 0.1%
HSBC Holdings PLC, expiring 4/6/09	189,263	382,837

Total Rights (cost $321,746)		490,817

	Principal	Market
	Amount	Value
Repurchase Agreements 7.7%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $2,737,848, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $2,792,583	2,737,827	2,737,827
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $9,947,851, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $10,140,141(c)	9,941,314	9,941,314
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $3,189,179, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $3,252,945	3,189,162	3,189,162

Total Repurchase Agreements (cost $15,868,303)		15,868,303

Total Investments (cost $332,308,611) (d) — 104.3%		214,212,538

Liabilities in excess of other assets — (4.3)%		(8,924,843)

NET ASSETS — 100.0%		$205,287,695

*	Denotes a non-income producing security.

(a)	Fair Valued Security.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund

(b)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $9,422,011.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $9,941,314.

(d)	At March 31, 2009, the tax basis cost of the fund’s investments was $343,298,769, tax unrealized appreciation and depreciation were $2,568,104 and $(131,654,335) respectively.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Co.

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SpA	Limited share company
At March 31, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australia Dollar	5/14/09	(897,108)	$(625,487)	$(621,509)	$3,978
British Pound	5/14/09	(1,182,813)	(1,686,783)	(1,697,047)	(10,264)
British Pound	6/15/09	(3,894,000)	(5,647,194)	(5,587,667)	59,527
Canadian Dollar	5/14/09	(862,098)	(690,631)	(684,147)	6,484
Canadian Dollar	6/15/09	(5,618,000)	(4,509,664)	(4,461,039)	48,625
Euro	5/14/09	(3,316,304)	(4,245,908)	(4,405,245)	(159,337)
Euro	6/15/09	(6,633,000)	(8,452,741)	(8,812,011)	(359,270)
Hong Kong Dollar	5/14/09	(5,734,289)	(739,893)	(740,117)	(224)
Japanese Yen	5/14/09	(205,848,938)	(2,082,254)	(2,081,308)	946
Japanese Yen	6/15/09	(172,580,000)	(1,752,615)	(1,745,947)	6,668
Swedish Krone	6/15/09	(32,502,000)	(3,716,791)	(3,957,898)	(241,107)
Swiss Franc	5/14/09	(1,358,201)	(1,175,032)	(1,194,815)	(19,783)
Swiss Franc	6/15/09	(1,785,000)	(1,536,488)	(1,571,466)	(34,978)

Total Short Contracts			$(36,861,481)	$(37,560,216)	$(698,735)

Long Contracts:
Australia Dollar	6/15/09	1,438,000	965,440	994,441	29,001
British Pound	5/14/09	2,156,823	3,055,487	3,094,514	39,027
Canadian Dollar	5/14/09	10,191,582	8,324,437	8,087,880	(236,557)
Euro	5/14/09	301,389	412,426	400,352	(12,074)
Euro	6/15/09	6,633,000	8,930,140	8,812,010	(118,130)
Hong Kong Dollar	5/14/09	4,662,286	601,478	601,755	277
Japanese Yen	5/14/09	130,061,419	1,343,638	1,315,032	(28,606)
Japanese Yen	6/15/09	1,262,197,000	12,903,302	12,769,318	(133,984)
Norwegian Krone	6/15/09	27,474,000	4,031,401	4,079,617	48,216
Swedish Krone	5/14/09	7,084,562	880,920	862,287	(18,633)
Swedish Krone	6/15/09	5,095,000	602,867	620,438	17,571
Swiss Franc	5/14/09	884,854	767,003	778,409	11,406

Total Long Contracts			$42,818,539	$42,416,053	$(402,486)

At March 31, 2009, the Fund’s open forward foreign currency contracts were as follows:

							Unrealized
Delivery	Currency		Currency		Contract	Market	Appreciation/
Date	Received		Delivered		Value	Value	(Depreciation)

5/14/09	7,484,053	Australia Dollar	(6,157,340)	Canadian Dollar	5,057,576	5,356,093	298,517
5/14/09	1,711,337	Canadian Dollar	(935,416)	British Pound	1,407,422	1,423,418	15,996
5/14/09	984,292	Canadian Dollar	(617,764)	Euro	809,493	769,999	(39,494)
5/14/09	913,363	Canadian Dollar	(5,769,278)	Hong Kong Dollar	751,160	731,357	(19,803)
5/14/09	3,729,346	Canadian Dollar	(3,505,638)	Swiss Franc	3,067,056	2,942,684	(124,372)
5/14/09	425,474,210	Japanese Yen	(5,789,371)	Canadian Dollar	4,637,241	4,344,792	(292,449)
5/14/09	8,898,937	Norwegian Krone	(1,632,114)	Canadian Dollar	1,330,497	1,357,702	27,205
5/14/09	1,844,491	Singapore Dollar	(1,516,650)	Canadian Dollar	1,235,448	1,243,973	8,525
5/14/09	14,108,260	Swedish Krone	(2,153,111)	Canadian Dollar	1,753,641	1,762,131	8,490
5/14/09	598,252	Swiss Franc	(806,297)	Australia Dollar	$516,017	$483,706	$(32,311)

					$20,565,551	$20,415,855	$(149,696)

     At March 31, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

9	FTSE 100 Future	06/20/09	$501,607	$2,024
30	DJ Euro STOXX 50	06/22/09	794,245	(36,480)
7	TOPIX INDX	06/30/09	549,560	(29,131)

			$1,845,412	$(63,587)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

		Market
	Shares	Value
Common Stocks 95.8%
Aerospace & Defense 1.5%
Lockheed Martin Corp.	16,863	$1,164,053
Northrop Grumman Corp.	384	16,758
Rockwell Collins, Inc.	2,324	75,855
United Technologies Corp.	13,157	565,488

		1,822,154

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	6,094	277,947
Expeditors International of Washington, Inc.	7,606	215,174
FedEx Corp.	1,952	86,844
United Parcel Service, Inc., Class B	13,373	658,219
UTi Worldwide, Inc.	3,390	40,511

		1,278,695

Auto Components 0.1%
Autoliv, Inc.	963	17,883
Johnson Controls, Inc.	7,772	93,264

		111,147

Beverages 2.7%
Coca-Cola Co. (The)	24,165	1,062,052
Coca-Cola Enterprises, Inc.	6,408	84,522
Dr Pepper Snapple Group, Inc. *	4,831	81,692
Hansen Natural Corp.	11,265	405,540
PepsiAmericas, Inc.	2,645	45,626
PepsiCo, Inc.	31,077	1,599,844

		3,279,276

Biotechnology 3.7%
Amgen, Inc. *	3,043	150,689
Biogen Idec, Inc. *	5,068	265,664
Genzyme Corp. *	9,899	587,902
Gilead Sciences, Inc. *	77,684	3,598,323

		4,602,578

Capital Markets 1.7%
BlackRock, Inc.	390	50,716
Charles Schwab Corp. (The)	12,768	197,904
Eaton Vance Corp.	2,174	49,676
Federated Investors, Inc., Class B	3,254	72,434
Franklin Resources, Inc.	317	17,077
Goldman Sachs Group, Inc. (The)	4,326	458,642
Northern Trust Corp.	10,283	615,129
SEI Investments Co.	5,133	62,674
State Street Corp.	13,542	416,823
T. Rowe Price Group, Inc.	4,290	123,809
TD Ameritrade Holding Corp. *	2,971	41,029

		2,105,913

Chemicals 2.7%
Air Products & Chemicals, Inc.	211	11,869
Ecolab, Inc.	2,756	95,716
FMC Corp.	1,124	48,489
Monsanto Co.	10,839	900,721
Potash Corp. of Saskatchewan, Inc.	5,684	459,324
Praxair, Inc.	23,968	1,612,807
Scotts Miracle-Gro Co. (The), Class A	2,358	81,822
Sigma-Aldrich Corp.	2,339	88,391

		3,299,139

Commercial Banks 0.0%
Comerica, Inc.	1,904	34,862

Communications Equipment 5.4%
Cisco Systems, Inc. *	163,607	2,743,689
Juniper Networks, Inc. *	35,669	537,175
QUALCOMM, Inc.	84,077	3,271,436
Tellabs, Inc. *	17,084	78,245

		6,630,545

Computers & Peripherals 9.4%
Apple, Inc. *	32,981	3,466,963
Dell, Inc. *	26,495	251,173
EMC Corp. *	70,523	803,962
Hewlett-Packard Co.	86,734	2,780,692
International Business Machines Corp.	41,588	4,029,461
NetApp, Inc. *	17,274	256,346
Western Digital Corp. *	1,750	33,845

		11,622,442

Construction & Engineering 0.5%
Fluor Corp.	13,081	451,948
Jacobs Engineering Group, Inc. *	1,289	49,833
URS Corp.	3,898	157,518

		659,299

Containers & Packaging 0.2%
AptarGroup, Inc.	787	24,507
Ball Corp.	3,440	149,296
Sonoco Products Co.	1,289	27,043

		200,846

Diversified Consumer Services 1.3%
Apollo Group, Inc., Class A *	17,882	1,400,697
ITT Educational Services, Inc.	1,626	197,429

		1,598,126

Diversified Financial Services 1.3%
CME Group, Inc.	4,327	1,066,130
JPMorgan Chase & Co.	18,040	479,503
Moody’s Corp.	2,233	51,180

		1,596,813

Diversified Telecommunication Services 0.6%
CenturyTel, Inc.	681	19,150
Embarq Corp.	8,742	330,885
Verizon Communications, Inc.	13,041	393,838

		743,873

Electric Utilities 1.0%
Exelon Corp.	13,547	614,898
FPL Group, Inc.	10,652	540,376
SunPower Corp., Class B *	1,535	30,393

		1,185,667

Electrical Equipment 0.7%
ABB Ltd. ADR — CH	29,799	415,398
Cooper Industries Ltd., Class A	2,962	76,597
Emerson Electric Co.	15,201	434,445

		926,440

Electronic Equipment & Instruments 0.2%
Arrow Electronics, Inc.	1,956	37,281
Avnet, Inc. *	3,701	64,805
Ingram Micro, Inc., Class A	12,816	161,994
Tech Data Corp.	1,098	23,915

		287,995

Energy Equipment & Services 2.9%
Halliburton Co.	10,292	159,217
National Oilwell Varco, Inc. *	28,560	819,958
Noble Corp.	2,195	52,878
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd.	25,878	$1,051,164
Transocean Ltd. *	24,956	1,468,411

		3,551,628

Food & Staples Retailing 5.7%
BJ’s Wholesale Club, Inc. *	2,342	74,921
Costco Wholesale Corp.	14,559	674,373
CVS Caremark Corp.	41,761	1,148,010
Kroger Co. (The)	33,375	708,217
Safeway, Inc.	2,409	48,638
SUPERVALU, Inc.	5,819	83,095
Wal-Mart Stores, Inc.	82,877	4,317,892

		7,055,146

Food Products 0.7%
Archer-Daniels-Midland Co.	2,943	81,756
Bunge Ltd.	2,452	138,906
Dean Foods Co. *	2,447	44,242
Del Monte Foods Co.	4,445	32,404
General Mills, Inc.	9,138	455,803
Hershey Co. (The)	1,233	42,847
Hormel Foods Corp.	1,208	38,306
Tyson Foods, Inc., Class A	5,396	50,668

		884,932

Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	27,707	1,419,152
Beckman Coulter, Inc.	965	49,225
Becton, Dickinson & Co.	16,117	1,083,707
Boston Scientific Corp. *	14,547	115,649
C.R. Bard, Inc.	531	42,331
Covidien Ltd.	15,988	531,441
Edwards Lifesciences Corp.	527	31,952
Gen-Probe, Inc.	2,370	108,025
Hologic, Inc.	8,373	109,603
Medtronic, Inc.	8,853	260,898
St. Jude Medical, Inc. *	22,880	831,230
Varian Medical Systems, Inc. *	2,018	61,428

		4,644,641

Health Care Providers & Services 1.3%
Aetna, Inc.	30,704	747,028
Cardinal Health, Inc.	965	30,378
Express Scripts, Inc. *	1,826	84,306
Humana, Inc. *	5,520	143,962
McKesson Corp.	3,741	131,085
Medco Health Solutions, Inc. *	5,277	218,151
UnitedHealth Group, Inc.	11,400	238,602

		1,593,512

Health Care Technology 0.2%
Cerner Corp.	2,343	103,022
HLTH Corp. *	14,098	145,914

		248,936

Hotels, Restaurants & Leisure 2.0%
Darden Restaurants, Inc.	701	24,016
McDonald’s Corp.	33,281	1,816,144
Panera Bread Co., Class A	4,385	245,122
Yum! Brands, Inc.	12,558	345,094

		2,430,376

Household Products 1.1%
Colgate-Palmolive Co.	20,324	1,198,710

Procter & Gamble Co. (The)	2,812	132,417

		1,331,127

Independent Power Producers & Energy Traders 0.0%
Dynegy, Inc., Class A *	36,831	51,932

Industrial Conglomerates 0.6%
3M Co.	397	19,739
Tyco International Ltd.	40,068	783,730

		803,469

Information Technology Services 0.8%
Accenture Ltd., Class A	28,574	785,499
Fidelity National Information Services, Inc.	3,152	57,366
Genpact Ltd. *	2,817	24,959
Global Payments, Inc. *	780	26,060
NeuStar, Inc., Class A	3,667	61,422

		955,306

Insurance 2.3%
Aflac, Inc.	3,142	60,829
Aon Corp.	14,660	598,421
Chubb Corp.	12,506	529,254
First American Corp.	887	23,514
HCC Insurance Holdings, Inc.	6,119	154,138
Loews Corp.	2,262	49,990
Marsh & McLennan Cos., Inc.	11,202	226,841
Travelers Cos., Inc. (The)	28,537	1,159,744

		2,802,731

Internet & Catalog Retail 0.9%
Amazon.com, Inc. *	14,380	1,056,067

Internet Software & Services 2.7%
eBay, Inc. *	1,225	15,386
Equinix, Inc. *	13,810	775,431
Google, Inc., Class A *	6,426	2,236,634
Sohu.com, Inc. *	3,628	149,873
VeriSign, Inc. *	11,728	221,307

		3,398,631

Life Sciences Tools & Services 0.9%
Pharmaceutical Product Development, Inc.	870	20,636
Thermo Fisher Scientific, Inc. *	29,682	1,058,757

		1,079,393

Machinery 1.4%
AGCO Corp.	4,516	88,514
Danaher Corp.	13,469	730,289
Deere & Co.	15,334	504,029
Dover Corp.	3,336	88,004
Flowserve Corp.	416	23,346
Graco, Inc.	1,947	33,235
Illinois Tool Works, Inc.	3,383	104,365
Lincoln Electric Holdings, Inc.	408	12,929
Timken Co.	1,356	18,930
Toro Co.	6,734	162,828

		1,766,469

Media 1.7%
Comcast Corp., Class A	10,139	138,296
Comcast Corp., Special Class A	1,852	23,835
DIRECTV Group, Inc. (The) *	69,072	1,574,151
Discovery Communications, Inc., Class A *	1,188	19,032
Time Warner Cable, Inc.	7,715	191,331
Time Warner, Inc.	7,972	153,853
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
Media (continued)
Walt Disney Co. (The)	3,016	$54,771

		2,155,269

Metals & Mining 1.4%
BHP Billiton Ltd., ADR — AU	10,019	446,847
Freeport-McMoRan Copper & Gold, Inc.	22,826	869,899
Newmont Mining Corp.	5,610	251,104
Reliance Steel & Aluminum Co.	2,118	55,767
Southern Copper Co.	9,172	159,776

		1,783,393

Multi-Utility 0.0%
OGE Energy Corp.	1,066	25,392

Multiline Retail 2.2%
Dollar Tree, Inc.	2,649	118,013
Family Dollar Stores, Inc.	6,523	217,672
Kohl’s Corp. *	38,241	1,618,359
Target Corp.	21,117	726,214

		2,680,258

Oil, Gas & Consumable Fuels 6.6%
Apache Corp.	1,220	78,190
Canadian Natural Resources Ltd.	14,195	547,359
Chevron Corp.	1,397	93,934
ConocoPhillips	1,654	64,771
Devon Energy Corp.	2,905	129,824
Exxon Mobil Corp.	23,505	1,600,691
Frontier Oil Corp.	9,561	122,285
Holly Corp.	779	16,515
Murphy Oil Corp.	4,127	184,766
Occidental Petroleum Corp.	37,208	2,070,625
Peabody Energy Corp.	1,362	34,105
Petroleo Brasileiro SA ADR — BR	57,107	1,740,050
Range Resources Corp.	9,877	406,537
Southwestern Energy Co. *	5,683	168,728
Sunoco, Inc.	7,227	191,371
Tesoro Corp.	11,552	155,605
Valero Energy Corp.	18,632	333,513
XTO Energy, Inc.	7,730	236,693

		8,175,562

Pharmaceuticals 4.9%
Abbott Laboratories	42,277	2,016,613
Allergan, Inc.	911	43,509
Bristol-Myers Squibb Co.	39,722	870,706
Eli Lilly & Co.	8,482	283,384
Forest Laboratories, Inc. *	5,393	118,430
Johnson & Johnson	9,861	518,689
King Pharmaceuticals, Inc. *	10,136	71,661
Merck & Co., Inc.	4,785	127,999
Schering-Plough Corp.	24,996	588,656
Teva Pharmaceutical Industries Ltd. ADR — IL	20,580	927,129
Wyeth	9,925	427,172

		5,993,948

Professional Services 0.2%
Manpower, Inc.	3,453	108,873
Robert Half International, Inc.	5,611	100,044

		208,917

Real Estate Investment Trusts 0.2%
Annaly Capital Management, Inc.	5,233	72,582
Equity Residential	1,590	29,176
Nationwide Health Properties, Inc.	1,144	25,385
Plum Creek Timber Co., Inc.	1,370	39,826
Simon Property Group, Inc.	1,640	56,810

		223,779

Road & Rail 0.3%
Burlington Northern Santa Fe Corp.	756	45,473
J.B. Hunt Transport Services, Inc.	4,736	114,185
Landstar System, Inc.	723	24,199
Union Pacific Corp.	3,433	141,131

		324,988

Semiconductors & Semiconductor Equipment 2.9%
Altera Corp.	4,795	84,152
Atmel Corp.	12,153	44,115
Broadcom Corp., Class A *	17,439	348,431
Cypress Semiconductor Corp.	14,887	100,785
Integrated Device Technology, Inc.	7,858	35,754
Intel Corp.	98,019	1,475,186
LSI Corp. *	16,738	50,884
Marvell Technology Group Ltd. *	17,818	163,213
Taiwan Semiconductor Manufacturing Co. Ltd. ADR — TW	100,930	903,324
Texas Instruments, Inc.	21,370	352,819
Xilinx, Inc.	1,584	30,349

		3,589,012

Software 6.4%
Adobe Systems, Inc. *	13,581	290,498
Amdocs Ltd. *	997	18,464
Autodesk, Inc. *	2,535	42,613
CA, Inc.	24,696	434,897
Cadence Design Systems, Inc.	3,190	13,398
Citrix Systems, Inc. *	2,217	50,193
Intuit, Inc. *	2,151	58,077
Microsoft Corp.	222,258	4,082,880
Oracle Corp.	149,097	2,694,183
Red Hat, Inc. *	1,724	30,756
Salesforce.com, Inc. *	721	23,598
Symantec Corp. *	11,483	171,556
VMware, Inc., Class A *	750	17,715

		7,928,828

Specialty Retail 2.7%
Advance Auto Parts, Inc.	1,800	73,944
Best Buy Co., Inc.	8,640	327,974
Lowe’s Cos., Inc.	84,543	1,542,910
PetSmart, Inc.	16,426	344,289
Ross Stores, Inc.	8,610	308,927
Staples, Inc.	38,382	695,098
TJX Cos., Inc.	1,701	43,614

		3,336,756

Tobacco 1.7%
Altria Group, Inc.	10,999	176,204
Lorillard, Inc.	8,946	552,326
Philip Morris International, Inc.	39,825	1,416,974

		2,145,504

Trading Companies & Distributors 0.2%
Fastenal Co.	511	16,431
W.W. Grainger, Inc.	2,501	175,520

		191,951

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 3.1%
American Tower Corp., Class A *	92,311	$2,809,024
Leap Wireless International, Inc. *	573	19,981
NII Holdings, Inc. *	54,570	818,550
Sprint Nextel Corp. *	30,350	108,349
Telephone & Data Systems, Inc.	1,054	27,942
U.S. Cellular Corp.	863	28,772

		3,812,618

Total Common Stocks (cost $127,223,340)		118,216,281

	Principal	Market
	Amount	Value
Repurchase Agreements 5.7%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $3,237,753, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $,3,302,482	$3,237,728	3,237,728
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $3,771,492, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $3,846,902	3,771,472	3,771,472

Total Repurchase Agreements (cost $7,009,200)		7,009,200

Total Investments (cost $134,232,540) (a) — 101.5%		125,225,481

Liabilities in excess of other assets — (1.5)%		(1,848,568)

NET ASSETS — 100.0%		$123,376,913

*	Denotes a non-income producing security.

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $139,506,210, tax unrealized appreciation and depreciation were $3,089,345 and $(17,370,074) respectively.

ADR	American Depositary Receipt

AU	Australia

BR	Brazil

CA	Canada

CH	Switzerland

IL	Israel

Ltd	Limited

SA	Stock Company

TW	Taiwan
At March 31, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

8	S&P 500 E-mini	06/30/09	$317,920	$5,699

			317,920	5,699

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

		Market
	Shares	Value
Common Stocks 94.6%
BERMUDA 2.7%
Insurance 2.7%
Allied World Assurance Co. Holdings Ltd.	3,000	$114,090
Everest Re Group Ltd.	29,967	2,121,664
PartnerRe Ltd.	20,067	1,245,559

		3,481,313

		3,481,313

BRAZIL 0.5%
Food Products 0.2%
Perdigao SA ADR	8,100	200,961

Metals & Mining 0.3%
Copanhia Vale do Rio Doce ADR	33,000	438,900

		639,861

CANADA 1.5%
Chemicals 0.2%
Potash Corp. of Saskatchewan, Inc.	3,400	274,768

Oil, Gas & Consumable Fuels 1.3%
Cameco Corp.	26,000	446,420
Canadian Natural Resources Ltd.	17,000	655,520
Talisman Energy, Inc.	46,400	487,200

		1,589,140

		1,863,908

CAYMAN ISLANDS 0.2%
Computers & Peripherals 0.2%
Seagate Technology	39,300	236,193

FRANCE 0.7%
Oil, Gas & Consumable Fuels 0.7%
Total SA ADR	18,100	887,986

IRELAND 0.5%
Health Care Equipment & Supplies 0.5%
Covidien Ltd.	17,600	585,024

JAPAN 0.2%(a)
Tobacco 0.2%
Japan Tobacco, Inc.	88	235,276

NETHERLANDS 1.3%
Energy Equipment & Services 0.1%(a)
SBM Offshore NV	7,623	101,367

Food Products 1.2%
Unilever NV	80,248	1,572,861

		1,674,228

SINGAPORE 0.1%
Electronic Equipment & Instruments 0.1%
Flextronics International Ltd.*	62,900	181,781

SWITZERLAND 1.8%
Chemicals 0.2%
Syngenta AG ADR	7,700	308,847

Energy Equipment & Services 0.7%
Transocean Ltd.*	13,867	815,934

Insurance 0.9%
ACE Ltd.	27,600	1,115,040

		2,239,821

TAIWAN 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	26,200	234,490

UNITED KINGDOM 0.1%(a)
Containers & Packaging 0.1%
Rexam PLC	31,211	120,588

UNITED STATES 84.8%
Aerospace & Defense 2.8%
Alliant Techsystems, Inc.*	4,800	321,504
Boeing Co.	28,328	1,007,910
General Dynamics Corp.	13,400	557,306
Honeywell International, Inc.	21,183	590,159
Lockheed Martin Corp.	4,700	324,441
Northrop Grumman Corp.	11,400	497,496
Raytheon Co.	4,400	171,336

		3,470,152

Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.	6,125	279,361
FedEx Corp.	3,200	142,368
United Parcel Service, Inc., Class B	13,300	654,626

		1,076,355

Airline 0.5%
Delta Air Lines, Inc.*	122,300	688,549

Auto Components 0.2%
Johnson Controls, Inc.	21,438	257,256

Beverages 0.3%
Coca-Cola Enterprises, Inc.	18,800	247,972
Pepsi Bottling Group, Inc.	5,000	110,700

		358,672

Biotechnology 2.2%
Amgen, Inc.*	38,094	1,886,415
Biogen Idec, Inc.*	17,695	927,572

		2,813,987

Capital Markets 5.6%
Ameriprise Financial, Inc.	37,400	766,326
Bank of New York Mellon Corp. (The)	21,800	615,850
Franklin Resources, Inc.	16,078	866,122
Goldman Sachs Group, Inc. (The)	6,710	711,394
Invesco Ltd.	106,463	1,475,577
Morgan Stanley	29,605	674,106
State Street Corp.	14,098	433,937
TD Ameritrade Holding Corp.*	113,731	1,570,625

		7,113,937

Chemicals 1.6%
Air Products & Chemicals, Inc.	10,889	612,506
Ashland, Inc.	12,900	133,257
Celanese Corp., Series A	10,400	139,048
Dow Chemical Co. (The)	29,000	244,470
E.I. Du Pont de Nemours & Co.	5,900	131,747
Eastman Chemical Co.	3,300	88,440
Mosaic Co. (The)	17,216	722,728

		2,072,196

Commercial Banks 0.8%
M&T Bank Corp.	6,380	288,631
Marshall & Ilsley Corp.	39,800	224,074
PNC Financial Services Group, Inc.	2,600	76,154
SunTrust Banks, Inc.	19,700	231,278
Wells Fargo & Co.	17,000	242,080

		1,062,217

Commercial Services & Supplies 1.0%
RR Donnelley & Sons Co.	14,400	105,552
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	42,918	$1,098,701

		1,204,253

Communications Equipment 1.7%
Cisco Systems, Inc.*	61,600	1,033,032
Corning, Inc.	80,250	1,064,918
JDS Uniphase Corp.*	4,800	15,600

		2,113,550

Computers & Peripherals 1.1%
EMC Corp.*	4,300	49,020
Hewlett-Packard Co.	42,620	1,366,397

		1,415,417

Consumer Finance 0.5%
Capital One Financial Corp.	22,010	269,403
SLM Corp.*	60,175	297,866

		567,269

Containers & Packaging 0.4%
Owens-Illinois, Inc.*	33,700	486,628

Diversified Financial Services 3.6%
Bank of America Corp.	105,900	722,238
Citigroup, Inc.	43,700	110,561
CME Group, Inc.	700	172,473
JPMorgan Chase & Co.	134,949	3,586,944

		4,592,216

Diversified Telecommunication Services 2.8%
AT&T, Inc.	106,613	2,686,648
Verizon Communications, Inc.	29,500	890,900

		3,577,548

Electric Utilities 5.3%
American Electric Power Co., Inc.	13,500	341,010
Duke Energy Corp.	11,500	164,680
Edison International	15,500	446,555
Entergy Corp.	34,356	2,339,300
Exelon Corp.	8,000	363,120
FirstEnergy Corp.	31,117	1,201,116
Northeast Utilities	19,100	412,369
Pepco Holdings, Inc.	6,400	79,872
Progress Energy, Inc.	37,400	1,356,124

		6,704,146

Electrical Equipment 0.2%
Emerson Electric Co.	10,123	289,315

Electronic Equipment & Instruments 1.1%
Arrow Electronics, Inc.	35,600	678,536
Avnet, Inc.*	32,540	569,775
Jabil Circuit, Inc.	30,000	166,800

		1,415,111

Energy Equipment & Services 0.7%
Baker Hughes, Inc.	15,150	432,533
Weatherford International Ltd.*	37,100	410,697

		843,230

Food & Staples Retailing 1.9%
Kroger Co. (The)	19,100	405,302
Safeway, Inc.	5,100	102,969
SUPERVALU, Inc.	6,200	88,536
SYSCO Corp.	17,700	403,560
Wal-Mart Stores, Inc.	27,917	1,454,476

		2,454,843

Food Products 1.7%
Archer-Daniels-Midland Co.	16,800	466,704
Bunge Ltd.	5,200	294,580
Campbell Soup Co.	4,764	130,343
General Mills, Inc.	10,294	513,465
Kraft Foods, Inc., Class A	17,184	383,031
Tyson Foods, Inc., Class A	32,900	308,931

		2,097,054

Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	26,244	1,344,218
Becton, Dickinson & Co.	11,485	772,251
Medtronic, Inc.	12,800	377,216
Zimmer Holdings, Inc.*	10,974	400,551

		2,894,236

Health Care Providers & Services 4.2%
Aetna, Inc.	6,200	150,846
AmerisourceBergen Corp.	1,600	52,256
Cardinal Health, Inc.	6,700	210,916
CIGNA Corp.	25,800	453,822
Coventry Health Care, Inc.*	11,600	150,104
Humana, Inc.*	22,100	576,368
Laboratory Corp. of America Holdings*	19,013	1,112,070
McKesson Corp.	9,500	332,880
UnitedHealth Group, Inc.	46,400	971,152
Universal Health Services, Inc., Class B	4,300	164,862
WellPoint, Inc.*	29,137	1,106,332

		5,281,608

Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	4,200	90,720
McDonald’s Corp.	5,200	283,764

		374,484

Household Durables 0.2%
Fortune Brands, Inc.	4,100	100,655
NVR, Inc.	200	85,550

		186,205

Household Products 1.7%
Kimberly-Clark Corp.	10,800	497,988
Procter & Gamble Co. (The)	33,578	1,581,188

		2,079,176

Independent Power Producers & Energy Traders 0.2%
Mirant Corp.*	22,400	255,360

Industrial Conglomerate 0.7%
General Electric Co.	85,200	861,372

Information Technology Services 0.8%
Computer Sciences Corp.*	2,200	81,048
SAIC, Inc.	4,600	85,882
Visa, Inc., Class A	14,972	832,443

		999,373

Insurance 4.1%
Aflac, Inc.	6,891	133,410
Allstate Corp. (The)	14,100	270,015
Assurant, Inc.	2,800	60,984
Chubb Corp.	13,271	561,628
Fidelity National Financial, Inc., Class A	7,400	144,374
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Insurance (continued)
First American Corp.	10,200	$270,402
Loews Corp.	6,000	132,600
Markel Corp.*	200	56,776
Progressive Corp. (The)*	8,200	110,208
Prudential Financial, Inc.	16,546	314,705
Reinsurance Group of America, Inc.	21,600	699,624
Travelers Cos., Inc. (The)	44,747	1,818,518
Unum Group	49,100	613,750

		5,186,994

Machinery 1.1%
Deere & Co.	12,200	401,014
Dover Corp.	14,500	382,510
Flowserve Corp.	2,600	145,912
Gardner Denver, Inc.	5,600	121,744
Pentair, Inc.	9,200	199,364
Timken Co.	7,200	100,512

		1,351,056

Media 3.9%
CBS Corp., Class B, Non-Voting	21,500	82,560
Comcast Corp., Class A	181,081	2,469,945
McGraw-Hill Cos., Inc. (The)	4,100	93,767
Time Warner Cable, Inc.	14,303	354,712
Time Warner, Inc.	56,991	1,099,919
Viacom, Inc., Class B*	32,497	564,798
Virgin Media, Inc.*	47,500	228,000

		4,893,701

Metals & Mining 0.1%
Alcoa, Inc.	18,800	137,992

Multi-Utility 1.1%
Dominion Resources, Inc.	3,700	114,663
NiSource, Inc.	14,300	140,140
PG&E Corp.	18,503	707,185
Sempra Energy	3,500	161,840
TECO Energy, Inc.	22,700	253,105

		1,376,933

Multiline Retail 0.3%
Macy’s, Inc.	15,300	136,170
Target Corp.	8,337	286,709

		422,879

Natural Gas Utility 0.1%
ONEOK, Inc.	5,200	117,676

Oil, Gas & Consumable Fuels 13.3%
Apache Corp.	5,300	339,677
Chevron Corp.	19,500	1,311,180
Cimarex Energy Co.	2,300	42,274
ConocoPhillips	19,500	763,620
CONSOL Energy, Inc.	11,200	282,688
Devon Energy Corp.	20,459	914,312
El Paso Corp.	5,000	31,250
Encore Acquisition Co.	5,100	118,677
EOG Resources, Inc.	25,351	1,388,221
Exxon Mobil Corp.	74,818	5,095,106
Hess Corp.	26,414	1,431,639
Newfield Exploration Co.	38,950	884,165
Noble Energy, Inc.	17,400	937,512
Occidental Petroleum Corp.	20,417	1,136,206
Range Resources Corp.	38,112	1,568,690
XTO Energy, Inc.	19,300	590,966

		16,836,183

Paper & Forest Products 0.1%
International Paper Co.	9,700	68,288

Pharmaceuticals 6.4%
Eli Lilly & Co.	19,200	641,472
Johnson & Johnson	52,398	2,756,135
Merck & Co., Inc.	11,700	312,975
Pfizer, Inc.	121,838	1,659,433
Schering-Plough Corp.	15,800	372,090
Wyeth	54,641	2,351,749

		8,093,854

Professional Services 0.2%
Manpower, Inc.	9,800	308,994

Real Estate Investment Trusts 0.4%
AMB Property Corp.	1,200	17,280
Annaly Capital Management, Inc.	15,500	214,985
Apartment Investment & Management Co., Class A	275	1,507
AvalonBay Communities, Inc.	1,318	62,025
Boston Properties, Inc.	1,500	52,545
Equity Residential	3,000	55,050
HCP, Inc.	200	3,570
Hospitality Properties Trust	1,500	18,000
Host Hotels & Resorts, Inc.	1,700	6,664
Kimco Realty Corp.	1,800	13,716
ProLogis	800	5,200
Public Storage	900	49,725
Vornado Realty Trust	1,827	60,719

		560,986

Road & Rail 0.4%
Norfolk Southern Corp.	7,500	253,125
Ryder System, Inc.	6,700	189,677

		442,802

Semiconductors & Semiconductor Equipment 0.2%
Applied Materials, Inc.	24,100	259,075

Software 1.6%
Microsoft Corp.	68,148	1,251,879
Oracle Corp.	31,987	578,005
Symantec Corp.*	13,800	206,172

		2,036,056

Specialty Retail 1.2%
Foot Locker, Inc.	9,700	101,656
Gap, Inc. (The)	21,300	276,687
Home Depot, Inc.	35,844	844,485
TJX Cos., Inc.	9,900	253,836

		1,476,664

Textiles, Apparel & Luxury Goods 0.4%
Nike, Inc., Class B	11,655	546,503

Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	7,700	70,763

Tobacco 1.6%
Altria Group, Inc.	7,200	115,344
Lorillard, Inc.	4,900	302,526
Philip Morris International, Inc.	42,748	1,520,974
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Tobacco (continued)
Reynolds American, Inc.	2,200	$78,848

		2,017,692

Wireless Telecommunication Services 0.9%
Sprint Nextel Corp.*	316,590	1,130,226

		106,941,032

Total Common Stocks (cost $135,714,627)		119,321,501

U.S. Government Agency & Obligations 0.4%(b)
UNITED STATES 0.4%

U.S. Treasury Bill, 0.11%, 06/11/09	$520,000	519,813

	Principal	Market
	Amount	Value
Repurchase Agreements 7.7%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $4,493,570, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $4,583,406	4,493,535	4,493,535
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $5,234,329, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $5,338,988	5,234,302	5,234,302

Total Repurchase Agreements (cost $9,727,837)		9,727,837

Total Investments (cost $145,962,352) (c) — 102.7%		129,569,151

Liabilities in excess of other assets — (2.7)%		(3,404,216)

NET ASSETS — 100.0%		$126,164,935

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $152,634,672, tax unrealized appreciation and depreciation were $2,323,615 and $(25,389,136) respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company
At March 31, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

73	S&P 500 E-mini	06/30/09	$2,901,020	$22,849

			2,901,020	22,849

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

		Market
	Shares	Value
Common Stocks 93.3%
BERMUDA 2.3%
Capital Markets 1.2%
Lazard Ltd., Class A	61,776	$1,816,214

Internet Software & Services 0.6%
VistaPrint Ltd. *	36,500	1,003,385

Semiconductors & Semiconductor Equipment 0.5%
Marvell Technology Group Ltd. *	87,983	805,924

		3,625,523

CANADA 2.6%
Chemicals 0.4%
Agrium, Inc. *	8,222	294,265
Potash Corp. of Saskatchewan, Inc.	3,511	283,724

		577,989

Food & Staples Retailing 0.8%
Shoppers Drug Mart Corp.	39,000	1,340,944

Internet Software & Services 0.3%
Open Text Corp. *	12,510	430,844

Metals & Mining 0.7%
Agnico-Eagle Mines Ltd.	19,770	1,125,309

Mining 0.3%
Kinross Gold Corp.	24,157	431,686

Oil, Gas & Consumable Fuels 0.1%
Ultra Petroleum Corp. *	6,754	242,401

		4,149,173

CHINA 1.1%
Internet Software & Services 0.5%
NetEase.com, Inc. ADR *	30,807	827,168

Software 0.6%
Shanda Interactive Entertainment Ltd. ADR *	22,719	898,082

		1,725,250

GREECE 0.1%
Marine 0.1%
Diana Shipping, Inc.	12,006	141,551

IRELAND 0.2%
Health Care Equipment & Supplies 0.2%
Covidien Ltd.	7,770	258,275

LUXEMBOURG 0.3%
Wireless Telecommunication Services 0.3%
Millicom International Cellular SA	11,500	425,960

NETHERLANDS 0.5%
Energy Equipment & Services 0.5%
Core Laboratories NV	11,500	841,340

SWITZERLAND 0.7%(a)
Chemicals 0.7%
Syngenta AG	5,281	1,061,921

UNITED STATES 85.5%
Aerospace & Defense 0.8%
L-3 Communications Holdings, Inc.	6,500	440,700
Precision Castparts Corp.	14,500	868,550

		1,309,250

Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc.	27,000	1,231,470
Expeditors International of Washington, Inc.	26,000	735,540

		1,967,010

Biotechnology 4.0%
Alexion Pharmaceuticals, Inc. *	37,518	1,412,928
Celgene Corp. *	5,850	259,740
Cephalon, Inc. *	19,234	1,309,835
Myriad Genetics, Inc. *	48,000	2,182,560
United Therapeutics Corp. *	8,000	528,720
Vertex Pharmaceuticals, Inc.	22,000	632,060

		6,325,843

Capital Markets 1.9%
BlackRock, Inc.	9,500	1,235,380
Knight Capital Group, Inc., Class A *	10,415	153,517
Northern Trust Corp.	27,000	1,615,140

		3,004,037

Chemicals 3.6%
Airgas, Inc.	37,000	1,250,970
CF Industries Holdings, Inc.	6,003	426,993
Ecolab, Inc.	40,500	1,406,565
Monsanto Co.	14,330	1,190,823
Mosaic Co. (The)	12,616	529,620
Scotts Miracle-Gro Co. (The), Class A	20,226	701,842
Terra Industries, Inc.	5,162	145,001

		5,651,814

Commercial Banks 0.3%
Signature Bank *	16,000	451,680

Commercial Services & Supplies 3.4%
Clean Harbors, Inc. *	12,500	600,000
Copart, Inc.	16,500	489,390
Iron Mountain, Inc. *	65,500	1,452,135
Stericycle, Inc. *	42,000	2,004,660
TETRA Tech, Inc. *	12,483	254,404
Waste Connections, Inc. *	23,000	591,100

		5,391,689

Communications Equipment 1.4%
Harris Corp.	43,000	1,244,420
Juniper Networks, Inc. *	50,500	760,530
Starent Networks Corp. *	8,729	138,005

		2,142,955

Computers & Peripherals 0.2%
NetApp, Inc. *	23,000	341,320

Construction & Engineering 2.8%
Aecom Technology Corp.	39,791	1,037,749
Jacobs Engineering Group, Inc. *	26,500	1,024,490
Quanta Services, Inc.	61,978	1,329,428
Shaw Group, Inc. (The)	20,347	557,711
URS Corp.	10,826	437,479

		4,386,857

Containers & Packaging 1.0%
Crown Holdings, Inc. *	71,935	1,635,083

Diversified Consumer Services 5.2%
American Public Education, Inc. *	15,500	651,930
Apollo Group, Inc., Class A *	7,490	586,692
Career Education Corp.	5,989	143,496
Corinthian Colleges, Inc. *	55,922	1,087,683
DeVry, Inc.	37,345	1,799,282
Grand Canyon Education, Inc. *	13,500	233,010
H&R Block, Inc.	39,750	723,053
ITT Educational Services, Inc.	11,862	1,440,284
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Diversified Consumer Services (continued)
Strayer Education, Inc.	9,000	$1,618,830

		8,284,260

Diversified Financial Services 0.9%
CME Group, Inc.	1,185	291,972
IntercontinentalExchange, Inc. *	8,500	632,995
Nasdaq OMX Group, Inc. (The) *	27,000	528,660

		1,453,627

Electrical Equipment 1.0%
Ametek, Inc.	39,000	1,219,530
First Solar, Inc. *	2,500	331,750

		1,551,280

Electronic Equipment & Instruments 2.3%
Dolby Laboratories, Inc., Class A *	44,000	1,500,840
FLIR Systems, Inc. *	32,500	665,600
Itron, Inc.	10,750	509,012
National Instruments Corp.	27,000	503,550
Trimble Navigation Ltd.	28,500	435,480

		3,614,482

Energy Equipment & Services 0.6%
CARBO Ceramics, Inc.	27,000	767,880
Weatherford International Ltd. *	17,373	192,319

		960,199

Food Products 1.0%
Ralcorp Holdings, Inc. *	29,809	1,606,109

Health Care Equipment & Supplies 4.4%
C.R. Bard, Inc.	18,500	1,474,820
Edwards Lifesciences Corp.	12,635	766,060
Gen-Probe, Inc.	23,000	1,048,340
Intuitive Surgical, Inc. *	5,000	476,800
Masimo Corp. *	27,500	796,950
NuVasive, Inc. *	17,500	549,150
St. Jude Medical, Inc. *	33,127	1,203,504
Wright Medical Group, Inc. *	50,000	651,500

		6,967,124

Health Care Providers & Services 4.2%
Express Scripts, Inc. *	41,168	1,900,727
HMS Holdings Corp. *	12,000	394,800
Medco Health Solutions, Inc. *	24,214	1,001,007
Omnicare, Inc.	38,582	944,873
UnitedHealth Group, Inc.	55,555	1,162,766
VCA Antech, Inc.	43,000	969,650
WellPoint, Inc. *	7,394	280,750

		6,654,573

Health Care Technology 0.3%
Cerner Corp.	9,888	434,775

Hotels, Restaurants & Leisure 2.7%
Burger King Holdings, Inc.	12,269	281,573
Darden Restaurants, Inc.	23,526	806,001
Panera Bread Co., Class A	5,307	296,661
Penn National Gaming, Inc. *	64,484	1,557,289
WMS Industries, Inc. *	60,000	1,254,600

		4,196,124

Household Durables 0.5%
KB Home	16,780	221,160
M.D.C. Holdings, Inc.	4,493	139,912
NVR, Inc.	310	132,603
Pulte Homes, Inc.	17,314	189,242
Toll Brothers, Inc. *	10,150	184,324

		867,241

Household Products 0.6%
Church & Dwight Co., Inc.	19,500	1,018,485

Information Technology Services 1.3%
Cognizant Technology Solutions Corp., Class A *	48,500	1,008,315
SAIC, Inc.	53,500	998,845

		2,007,160

Insurance 1.5%
Aon Corp.	7,221	294,761
Fidelity National Financial, Inc., Class A	100,610	1,962,901
Travelers Cos., Inc. (The)	3,654	148,499

		2,406,161

Internet & Catalog Retail 0.4%
Netflix, Inc. *	13,631	585,042

Internet Software & Services 1.2%
Akamai Technologies, Inc. *	13,000	252,200
Digital River, Inc. *	9,402	280,368
Equinix, Inc. *	25,733	1,444,908

		1,977,476

Life Sciences Tools & Services 1.1%
Illumina, Inc. *	30,000	1,117,200
Thermo Fisher Scientific, Inc. *	15,546	554,526

		1,671,726

Machinery 0.8%
Danaher Corp.	23,000	1,247,060

Media 0.4%
DIRECTV Group, Inc. (The) *	25,521	581,624

Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.	11,000	419,210

Multiline Retail 3.0%
Big Lots, Inc. *	13,403	278,514
Dollar Tree, Inc.	42,693	1,901,973
Family Dollar Stores, Inc.	34,150	1,139,586
Kohl’s Corp. *	20,000	846,400
Nordstrom, Inc.	31,500	527,625

		4,694,098

Oil, Gas & Consumable Fuels 5.5%
Alpha Natural Resources, Inc. *	14,215	252,316
Concho Resources, Inc. *	48,500	1,241,115
Continental Resources, Inc. *	7,671	162,702
Denbury Resources, Inc. *	34,830	517,574
Hess Corp.	6,709	363,628
Murphy Oil Corp.	10,500	470,085
Occidental Petroleum Corp.	7,023	390,830
PetroHawk Energy Corp. *	61,073	1,174,434
Range Resources Corp.	44,865	1,846,643
Southwestern Energy Co. *	52,059	1,545,632
XTO Energy, Inc.	26,000	796,120

		8,761,079

Personal Products 0.3%
Mead Johnson Nutrition Co., Class A *	19,000	548,530
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Pharmaceuticals 0.7%
Mylan, Inc. *	78,835	$1,057,177

Professional Services 1.7%
CoStar Group, Inc. *	17,250	521,812
FTI Consulting, Inc. *	21,000	1,039,080
IHS, Inc., Class A *	27,500	1,132,450

		2,693,342

Real Estate Investment Trusts 0.2%
Annaly Capital Management, Inc.	19,293	267,594

Road & Rail 0.5%
J.B. Hunt Transport Services, Inc.	31,000	747,410

Semiconductors & Semiconductor Equipment 4.9%
Altera Corp.	62,267	1,092,786
Analog Devices, Inc.	20,000	385,400
Broadcom Corp., Class A *	66,825	1,335,164
Cree, Inc.	14,000	329,420
Lam Research Corp.	17,500	398,475
Microchip Technology, Inc.	56,000	1,186,640
Microsemi Corp. *	51,297	595,045
PMC — Sierra, Inc. *	67,544	430,931
Semtech Corp. *	20,792	277,573
Silicon Laboratories, Inc.	33,025	871,860
Varian Semiconductor Equipment Associates, Inc. *	25,000	541,500
Xilinx, Inc.	13,388	256,514

		7,701,308

Software 4.5%
Activision Blizzard, Inc. *	139,500	1,459,170
ANSYS, Inc.	41,700	1,046,670
Blackboard, Inc. *	35,500	1,126,770
BMC Software, Inc. *	17,285	570,405
Macrovision Solutions Corp. *	41,466	737,680
McAfee, Inc. *	24,579	823,396
Quest Software, Inc. *	23,023	291,932
Symantec Corp. *	46,131	689,197
VMware, Inc., Class A *	15,000	354,300

		7,099,520

Specialty Retail 5.3%
Advance Auto Parts, Inc.	17,602	723,090
AutoZone, Inc. *	1,677	272,714
Bed Bath & Beyond, Inc. *	17,000	420,750
GameStop Corp., Class A *	37,000	1,036,740
O’Reilly Automotive, Inc. *	20,540	719,105
PetSmart, Inc.	14,838	311,005
Ross Stores, Inc.	68,549	2,459,538
Staples, Inc.	20,000	362,200
TJX Cos., Inc.	31,159	798,917
Urban Outfitters, Inc. *	77,500	1,268,675

		8,372,734

Textiles, Apparel & Luxury Goods 0.4%
VF Corp.	10,000	571,100

Tobacco 0.5%
Lorillard, Inc.	12,194	752,858

Trading Companies & Distributors 0.7%
Fastenal Co.	33,000	1,061,115

Water Utility 0.5%
Aqua America, Inc.	43,227	864,540

Wireless Telecommunication Services 5.5%
American Tower Corp., Class A *	88,065	2,679,818
Leap Wireless International, Inc. *	7,592	264,733
MetroPCS Communications, Inc. *	33,864	578,397
NII Holdings, Inc. *	80,000	1,200,000
SBA Communications Corp., Class A *	167,771	3,909,064

		8,632,012

		134,935,693

Total Common Stocks (cost $161,550,426)		147,164,686
Mutual Funds 1.1%
Money Market Fund 1.1%
AIM Liquid Assets Portfolio	1,727,430	1,727,430

Total Mutual Funds (cost $1,727,430)		1,727,430

Exchange Traded Funds 1.4%
UNITED STATES 1.4%
iShares Russell Midcap Growth Index Fund	52,500	1,580,250
Powershares QQQ	19,734	598,335

		2,178,585

Total Exchange Traded Funds (cost $2,186,747)		2,178,585

	Principal	Market
	Amount	Value
Repurchase Agreements 4.2%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $3,067,520, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $3,128,846	$3,067,496	3,067,496
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $3,573,196, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $3,644,641	3,573,177	3,573,177

Total Repurchase Agreements (cost $6,640,673)		6,640,673

Total Investments (cost $172,105,276) (b) — 100.0%		157,711,374

Other assets in excess of liabilities — 0.0%		16,144

NET ASSETS — 100.0%		$157,727,518

*	Denotes a non-income producing security.

(a)	Fair Valued Security.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $178,821,528, tax unrealized appreciation and depreciation were $5,616,969 and $(26,727,123) respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd	Limited

NV	Public Traded Company

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

		Market
	Shares	Value
Common Stocks 94.9%
Aerospace & Defense 1.3%
Alliant Techsystems, Inc. *	14,300	$957,814
Goodrich Corp.	15,293	579,452
Northrop Grumman Corp.	9,010	393,196

		1,930,462

Airlines 0.8%
AMR Corp. *	31,850	101,601
Continental Airlines, Inc., Class B *	15,198	133,894
Delta Air Lines, Inc. *	51,166	288,065
Southwest Airlines Co. *	93,549	592,165
UAL Corp. *	13,779	61,730
US Airways Group, Inc. *	41,192	104,216

		1,281,671

Automobiles 0.0%(a)
Bayerische Motoren Werke AG	2,133	61,263

Beverages 1.0%
Coca-Cola Enterprises, Inc.	44,249	583,644
Molson Coors Brewing Co., Class B	18,100	620,468
Pepsi Bottling Group, Inc.	17,348	384,085

		1,588,197

Capital Markets 2.1%
AllianceBernstein Holding LP	34,929	514,155
Ameriprise Financial, Inc.	35,137	719,957
Invesco Ltd.	28,904	400,610
Legg Mason, Inc.	27,367	435,135
Northern Trust Corp.	8,000	478,560
TD Ameritrade Holding Corp. *	48,000	662,880

		3,211,297

Chemicals 3.1%
Agrium, Inc. *	18,200	651,378
Air Products & Chemicals, Inc.	527	29,644
Celanese Corp., Series A	36,800	492,016
Eastman Chemical Co.	23,276	623,797
Ecolab, Inc.	3,069	106,586
International Flavors & Fragrances, Inc.	23,243	707,982
Lubrizol Corp.	32,486	1,104,849
Minerals Technologies, Inc.	12,484	400,112
PPG Industries, Inc.	18,483	682,022

		4,798,386

Commercial Banks 1.1%
Associated Banc-Corp.	23,087	356,463
BancorpSouth, Inc.	5,153	107,389
Commerce Bancshares, Inc.	13,484	489,469
Cullen/Frost Bankers, Inc.	5,535	259,813
M&T Bank Corp. (b)	5,182	234,434
Synovus Financial Corp.	66,784	217,048

		1,664,616

Commercial Services & Supplies 2.5%
Covanta Holding Corp. *	31,600	413,644
Pitney Bowes, Inc.	4,480	104,608
Republic Services, Inc.	93,031	1,595,482
Ritchie Bros Auctioneers, Inc. (b)	25,438	472,892
Waste Management, Inc.	46,693	1,195,341

		3,781,967

Communications Equipment 1.2%
EchoStar Corp., A Shares *	42,300	627,309
Emulex Corp. *	101,076	508,412
Harris Corp.	24,200	700,348

		1,836,069

Computers & Peripherals 0.7%
Diebold, Inc.	24,187	516,392
Western Digital Corp. *	28,200	545,388

		1,061,780

Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV	15,779	98,934
Fluor Corp.	5,418	187,192
Foster Wheeler AG *	9,300	162,471
Insituform Technologies, Inc., Class A *	3,692	57,743
Jacobs Engineering Group, Inc. *	5,951	230,066
KBR, Inc.	9,790	135,200

		871,606

Construction Materials 0.2%(b)
Cemex SAB de CV ADR — MX*	40,934	255,838

Containers & Packaging 1.3%
Bemis Co., Inc.	37,545	787,319
Crown Holdings, Inc. *	49,900	1,134,227

		1,921,546

Distributors 0.8%
Genuine Parts Co.	38,462	1,148,475

Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A *	9,200	720,636

Diversified Financial Services 0.4%
CIT Group, Inc.	223,114	635,875

Diversified Telecommunication Services 2.3%
BCE, Inc.	23,552	469,358
CenturyTel, Inc.	20,144	566,449
Embarq Corp.	23,122	875,168
Qwest Communications International, Inc. (b)	182,573	624,400
Windstream Corp.	114,935	926,376

		3,461,751

Electric Utilities 3.8%
Allegheny Energy, Inc.	23,071	534,555
IDACORP, Inc.	59,371	1,386,906
Northeast Utilities	10,784	232,827
Pepco Holdings, Inc.	42,748	533,495
Pinnacle West Capital Corp.	8,734	231,975
Portland General Electric Co.	49,935	878,357
PPL Corp.	35,800	1,027,818
Westar Energy, Inc.	58,922	1,032,903

		5,858,836

Electrical Equipment 1.2%
A.O. Smith Corp.	10,999	276,955
Cooper Industries Ltd., Class A	31,048	802,901
Emerson Electric Co.	1,466	41,898
Hubbell, Inc., Class B	21,484	579,209
Rockwell Automation, Inc.	9,145	199,727

		1,900,690

Electronic Equipment & Instruments 1.6%
Agilent Technologies, Inc. *	20,396	313,487
AVX Corp.	59,547	540,687
Celestica, Inc. *	83,846	298,492
Littelfuse, Inc. *	28,583	314,127
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Electronic Equipment & Instruments (continued)
Molex, Inc.	69,602	$956,331

		2,423,124

Energy Equipment & Services 1.8%
BJ Services Co.	42,528	423,154
Cameron International Corp. *	45,592	999,833
Noble Corp.	17,700	426,393
Tidewater, Inc.	8,900	330,457
Transocean Ltd. *	4,785	281,549
Weatherford International Ltd. *	31,642	350,277

		2,811,663

Food & Staples Retailing 0.8%
Costco Wholesale Corp.	13,124	607,904
Kroger Co. (The)	27,200	577,184

		1,185,088

Food Products 3.3%
Campbell Soup Co.	33,303	911,170
ConAgra Foods, Inc.	71,688	1,209,377
General Mills, Inc.	7,032	350,756
H.J. Heinz Co.	52,803	1,745,667
Hershey Co. (The)	7,141	248,150
Hormel Foods Corp.	7,738	245,372
Kellogg Co.	11,451	419,450

		5,129,942

Health Care Equipment & Supplies 3.2%
Beckman Coulter, Inc.	23,090	1,177,821
Boston Scientific Corp. *	24,949	198,345
Hospira, Inc. *	64,787	1,999,327
Symmetry Medical, Inc. *	80,504	507,980
Zimmer Holdings, Inc. *	27,760	1,013,240

		4,896,713

Health Care Providers & Services 2.9%
Express Scripts, Inc. *	13,800	637,146
Humana, Inc. *	10,050	262,104
LifePoint Hospitals, Inc.	18,660	389,248
McKesson Corp.	7,272	254,811
Patterson Cos., Inc. *	21,539	406,225
Quest Diagnostics, Inc.	24,900	1,182,252
Universal Health Services, Inc., Class B	32,691	1,253,373

		4,385,159

Health Care Technology 0.7%
Cerner Corp.	18,000	791,460
IMS Health, Inc.	25,667	320,067

		1,111,527

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	16,700	360,720
International Speedway Corp., Class A	39,460	870,488
Royal Caribbean Cruises Ltd. (b)	38,030	304,620
Speedway Motorsports, Inc.	59,862	707,569

		2,243,397

Household Durables 1.3%
Centex Corp.	12,937	97,028
D.R. Horton, Inc.	23,837	231,219
Fortune Brands, Inc.	14,888	365,500
KB Home	8,477	111,727
Mohawk Industries, Inc.	8,604	257,001
Pulte Homes, Inc.	17,521	191,505
Stanley Works (The)	19,729	574,508
Whirlpool Corp.	5,127	151,708

		1,980,196

Household Products 1.6%
Clorox Co.	6,581	338,790
Kimberly-Clark Corp.	44,348	2,044,886

		2,383,676

Industrial Conglomerate 0.1%
McDermott International, Inc. *	12,755	170,789

Information Technology Services 1.4%
Global Payments, Inc. *	23,500	785,135
Hewitt Associates, Inc., Class A	36,900	1,098,144
SAIC, Inc.	12,500	233,375

		2,116,654

Insurance 11.3%
ACE Ltd.	21,198	856,399
Aon Corp.	48,701	1,987,975
Arch Capital Group Ltd. *	18,523	997,649
Arthur J. Gallagher & Co.	23,829	405,093
Assurant, Inc.	34,541	752,303
Axis Capital Holdings Ltd.	30,177	680,189
Chubb Corp.	38,834	1,643,455
Everest Re Group Ltd.	20,178	1,428,602
HCC Insurance Holdings, Inc.	13,125	330,619
Lincoln National Corp.	30,617	204,828
Marsh & McLennan Cos., Inc.	111,891	2,265,793
PartnerRe Ltd.	36,172	2,245,196
RenaissanceRe Holdings Ltd.	20,700	1,023,408
W.R. Berkley Corp.	31,600	712,580
Willis Group Holdings Ltd.	50,845	1,118,590
XL Capital Ltd., Class A	109,073	595,538

		17,248,217

Leisure Equipment & Products 0.8%
Hasbro, Inc.	13,186	330,573
Mattel, Inc.	79,020	911,101

		1,241,674

Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc., Class A *	1,634	107,681
Covance, Inc.	7,248	258,246
Life Technologies Corp. *	42,225	1,371,468

		1,737,395

Machinery 3.1%
AGCO Corp.	9,549	187,160
Altra Holdings, Inc. *	116,955	453,785
Cummins, Inc.	27,952	711,379
Dover Corp.	12,760	336,609
Eaton Corp.	21,137	779,110
Ingersoll-Rand Co. Ltd., Class A	47,189	651,208
Kaydon Corp.	20,101	549,360
Manitowoc Co., Inc. (The)	28,762	94,052
Pall Corp.	28,900	590,427
Parker Hannifin Corp.	9,387	318,970
Terex Corp.	12,514	115,755

		4,787,815

Media 1.2%
Cablevision Systems Corp., Class A	26,600	344,204
McGraw-Hill Cos., Inc. (The)	18,704	427,760
National CineMedia, Inc.	31,045	409,173
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Media (continued)
Regal Entertainment Group, Class A	45,207	$606,226

		1,787,363

Metals & Mining 1.3%
Freeport-McMoRan Copper & Gold, Inc.	11,983	456,672
Newmont Mining Corp.	20,533	919,057
Nucor Corp.	11,697	446,474
United States Steel Corp.	5,989	126,548

		1,948,751

Multi-Utility 5.7%
Ameren Corp.	19,599	454,501
CenterPoint Energy, Inc.	68,400	713,412
DTE Energy Co.	13,068	361,983
OGE Energy Corp.	25,900	616,938
PG&E Corp.	31,400	1,200,108
Sempra Energy	35,311	1,632,781
TECO Energy, Inc.	48,400	539,660
Wisconsin Energy Corp.	56,107	2,309,925
Xcel Energy, Inc.	47,127	877,976

		8,707,284

Multiline Retail 1.3%
Dollar Tree, Inc.	20,100	895,455
Family Dollar Stores, Inc.	23,090	770,513
Macy’s, Inc.	38,680	344,252

		2,010,220

Natural Gas Utility 3.7%
AGL Resources, Inc.	25,309	671,448
EQT Corp.	49,241	1,542,720
ONEOK, Inc.	30,100	681,163
Questar Corp.	35,724	1,051,357
Southwest Gas Corp.	33,652	709,048
WGL Holdings, Inc.	32,711	1,072,921

		5,728,657

Oil, Gas & Consumable Fuels 3.4%
Apache Corp.	9,021	578,156
Chesapeake Energy Corp.	14,809	252,641
CONSOL Energy, Inc.	17,000	429,080
El Paso Corp.	47,051	294,069
Enbridge, Inc.	24,242	698,170
EOG Resources, Inc.	4,323	236,727
Newfield Exploration Co.	20,634	468,392
Noble Energy, Inc.	8,437	454,586
PetroHawk Energy Corp. *	22,700	436,521
Pioneer Natural Resources Co.	15,828	260,687
Southwestern Energy Co. *	16,318	484,481
Sunoco, Inc.	6,868	181,865
Ultra Petroleum Corp. *	11,782	422,856

		5,198,231

Paper & Forest Products 0.4%
MeadWestvaco Corp.	18,817	225,616
Weyerhaeuser Co.	12,744	351,352

		576,968

Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	15,300	377,145
Mead Johnson Nutrition Co., Class A *	5,143	148,478

		525,623

Pharmaceuticals 1.7%
King Pharmaceuticals, Inc. *	105,335	744,718
Mylan, Inc. *(b)	136,333	1,828,226

		2,572,944

Real Estate Investment Trusts 2.6%
AvalonBay Communities, Inc.	6,014	283,019
Boston Properties, Inc.	16,447	576,138
Equity Residential	15,836	290,591
Health Care REIT, Inc.	15,400	471,086
Host Hotels & Resorts, Inc.	62,558	245,227
Nationwide Health Properties, Inc.	20,300	450,457
Plum Creek Timber Co., Inc.	11,500	334,305
Public Storage	8,105	447,801
Rayonier, Inc.	23,826	720,022
Ventas, Inc.	7,811	176,607

		3,995,253

Real Estate Management & Development 0.1%(b)
St. Joe Co. (The) *	12,018	201,181

Road & Rail 1.1%
Canadian Pacific Railway Ltd.	16,300	482,969
CSX Corp.	27,949	722,482
Kansas City Southern	23,370	297,033
Union Pacific Corp.	4,750	195,272

		1,697,756

Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	47,552	511,184
ASML Holding NV	16,658	291,682
KLA-Tencor Corp.	23,292	465,840
Lam Research Corp.	14,542	331,121
LSI Corp. *	133,486	405,798
Maxim Integrated Products, Inc.	37,461	494,860
Microchip Technology, Inc.	25,828	547,295
Micron Technology, Inc. *	80,123	325,299
Teradyne, Inc. *	105,008	459,935

		3,833,014

Software 3.6%
Adobe Systems, Inc. *	13,360	285,770
Autodesk, Inc. *	19,180	322,416
BMC Software, Inc. *	55,604	1,834,932
McAfee, Inc. *	20,397	683,300
Sybase, Inc. *	38,100	1,154,049
Symantec Corp. *	54,200	809,748
Synopsys, Inc.	19,085	395,632

		5,485,847

Specialty Retail 2.0%
Advance Auto Parts, Inc.	16,900	694,252
Bed Bath & Beyond, Inc. *	14,655	362,711
Lowe’s Cos., Inc.	21,680	395,660
Ross Stores, Inc.	29,800	1,069,224
TJX Cos., Inc.	24,100	617,924

		3,139,771

Textiles, Apparel & Luxury Goods 0.8%
VF Corp.	22,660	1,294,113

Thrifts & Mortgage Finance 0.8%
People’s United Financial, Inc.	39,242	705,179
Washington Federal, Inc.	41,828	555,894

		1,261,073

Tobacco 1.0%
Lorillard, Inc.	25,710	1,587,335

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Total Common Stocks (cost $184,652,134)		145,395,374

Exchange Traded Funds 1.1%
Equity Fund 1.1%
iShares Russell Midcap Value Index Fund	70,489	$1,679,048

Total Exchange Traded Funds (cost $1,574,908)		1,679,048

Mutual Funds 0.8%
Money Market Fund 0.8%
AIM Liquid Assets Portfolio	1,271,672	1,271,672

		1,271,672

	Principal	Market
	Amount	Value
Repurchase Agreements 5.4%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $2,532,030, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $2,582,651	$2,532,011	2,532,011
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $2,770,884, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $2,824,445 (c)	2,769,063	2,769,063
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $2,949,432, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $3,008,405	2,949,416	2,949,416

Total Repurchase Agreements (cost $8,250,490)		8,250,490

Total Investments (cost $195,749,204) (d) — 102.2%		156,596,584

Liabilities in excess of other assets — (2.2)%		(3,296,401)

NET ASSETS — 100.0%		$153,300,183

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $2,663,631.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $2,769,063.

(d)	At March 31, 2009, the tax basis cost of the fund’s investments was $217,679,738, tax unrealized appreciation and depreciation were $2,986,616 and $(64,069,770) respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

LP	Limited Partnership

Ltd	Limited

MX	Mexico

NV	Public Traded Company

REIT	Real Estate Investment Trust
At March 31, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Canadian Dollar	4/30/09	(521,426)	(420,573)	(413,703)	6,870
Euro	4/30/09	(37,622)	(49,973)	(49,972)	1

Total Short Contracts			$(470,546)	$(463,675)	$6,871

Long Contracts:
Canadian Dollar	4/30/09	43,552	34,735	34,555	(180)
Euro	4/30/09	6,205	8,167	8,242	75

Total Long Contracts			$42,902	$42,797	$(105)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund

		Market
	Shares	Value
Common Stocks 92.3%
Aerospace & Defense 1.9%
Aerovironment, Inc. *	31,510	$658,559
American Science & Engineering, Inc.	3,730	208,134
Axsys Technologies, Inc. *	7,240	304,370

		1,171,063

Biotechnology 1.7%
Alexion Pharmaceuticals, Inc. *	20,870	785,964
Genomic Health, Inc. *	11,030	268,912

		1,054,876

Capital Markets 2.9%
Greenhill & Co., Inc.	4,670	344,879
optionsXpress Holdings, Inc.	15,540	176,690
Riskmetrics Group, Inc. *	24,600	351,534
Stifel Financial Corp. *	11,060	479,009
Waddell & Reed Financial, Inc., Class A	22,370	404,226

		1,756,338

Chemicals 0.4%
Intrepid Potash, Inc. *	12,420	229,149

Commercial Banks 0.6%
Signature Bank *	13,620	384,493

Commercial Services & Supplies 4.3%
Clean Harbors, Inc. *	14,940	717,120
Copart, Inc.	5,700	169,062
Stericycle, Inc. *	19,650	937,894
TETRA Tech, Inc. *	11,860	241,707
Waste Connections, Inc. *	21,450	551,265

		2,617,048

Communications Equipment 2.5%
F5 Networks, Inc.	9,200	192,740
Neutral Tandem, Inc. *	21,440	527,638
Riverbed Technology, Inc. *	59,900	783,492

		1,503,870

Construction & Engineering 1.3%
Aecom Technology Corp.	11,830	308,526
Chicago Bridge & Iron Co. NV	34,350	215,375
Quanta Services, Inc.	12,410	266,194

		790,095

Containers & Packaging 0.6%
Rock-Tenn Co., Class A	13,000	351,650

Distributors 1.3%
LKQ Corp.	56,688	808,938

Diversified Consumer Services 5.1%
American Public Education, Inc. *	31,390	1,320,263
Capella Education Co. *	13,380	709,140
Grand Canyon Education, Inc. *	14,100	243,366
Strayer Education, Inc.	4,580	823,805

		3,096,574

Diversified Financial Services 1.7%
Financial Federal Corp.	33,725	714,296
MSCI, Inc., Class A *	17,810	301,167

		1,015,463

Electronic Equipment & Instruments 1.4%
DTS, Inc. *	18,900	454,734
FLIR Systems, Inc. *	20,330	416,358

		871,092

Energy Equipment & Services 1.0%
Atwood Oceanics, Inc. *	9,980	165,568
Core Laboratories NV	3,480	254,597
Willbros Group, Inc. *	21,760	211,072

		631,237

Food Products 2.9%
American Italian Pasta Co., Class A *	5,540	192,848
Diamond Foods, Inc.	16,300	455,259
Flowers Foods, Inc.	23,290	546,849
TreeHouse Foods, Inc. *	20,300	584,437

		1,779,393

Health Care Equipment & Supplies 6.5%
ABIOMED, Inc. *	53,250	260,925
Haemonetics Corp. *	10,680	588,254
Immucor, Inc. *	8,260	207,739
Masimo Corp. *	18,180	526,856
Meridian Bioscience, Inc.	17,650	319,818
Neogen Corp. *	9,860	215,244
NuVasive, Inc. *	34,780	1,091,397
Thoratec Corp. *	14,860	381,753
VNUS Medical Technologies, Inc. *	4,900	104,223
Volcano Corp. *	16,800	244,440

		3,940,649

Health Care Providers & Services 4.9%
Bio-Reference Labs, Inc. *	13,620	284,794
CardioNet, Inc. *	17,230	483,474
Genoptix, Inc. *	20,380	555,966
Hanger Orthopedic Group, Inc. *	16,490	218,493
Healthways, Inc. *	27,130	237,930
HMS Holdings Corp. *	20,820	684,978
PSS World Medical, Inc. *	23,370	335,359
Sun Healthcare Group, Inc. *	24,800	209,312

		3,010,306

Health Care Technology 3.1%
Allscripts-Misys Healthcare Solutions, Inc.	56,650	582,929
athenahealth, Inc. *	44,450	1,071,689
Omnicell, Inc. *	33,750	263,925

		1,918,543

Hotels, Restaurants & Leisure 3.2%
Buffalo Wild Wings, Inc. *	7,500	274,350
Gaylord Entertainment Co. *	35,350	294,466
Panera Bread Co., Class A	8,040	449,436
Scientific Games Corp., Class A	44,750	541,922
Vail Resorts, Inc. *	18,850	385,106

		1,945,280

Information Technology Services 0.7%
Mantech International Corp., Class A *	9,580	401,402

Insurance 0.7%
RenaissanceRe Holdings Ltd.	8,320	411,341

Internet Software & Services 6.3%
Bankrate, Inc. *	20,800	518,960
comScore, Inc. *	15,300	184,977
Constant Contact, Inc. *	45,250	633,047
DealerTrack Holdings, Inc. *	12,100	158,510
Equinix, Inc. *	8,720	489,628
Omniture, Inc. *	45,700	602,783
VistaPrint Ltd. *	28,300	777,967
Vocus, Inc. *	36,450	484,421

		3,850,293

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund

		Market
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services 1.8%
ICON PLC ADR — IE*	12,730	$205,590
Illumina, Inc. *	12,910	480,768
Luminex Corp. *	22,660	410,599

		1,096,957

Machinery 0.6%
Bucyrus International, Inc.	8,650	131,307
Wabtec Corp.	8,050	212,359

		343,666

Multiline Retail 0.9%
Dollar Tree, Inc.	11,720	522,126

Oil, Gas & Consumable Fuels 3.1%
Arena Resources, Inc. *	16,150	411,502
Bill Barrett Corp. *	26,000	578,240
Carrizo Oil & Gas, Inc. *	26,050	231,324
Concho Resources, Inc. *	8,660	221,609
PetroHawk Energy Corp. *	24,730	475,558

		1,918,233

Personal Products 2.6%
Alberto-Culver Co.	48,760	1,102,464
Chattem, Inc. *	8,050	451,202

		1,553,666

Pharmaceuticals 0.6%
Perrigo Co.	14,770	366,739

Professional Services 2.3%
CoStar Group, Inc. *	15,000	453,750
FTI Consulting, Inc. *	5,790	286,489
ICF International, Inc. *	9,750	223,957
IHS, Inc., Class A *	10,670	439,391

		1,403,587

Real Estate Investment Trusts 0.6%
Digital Realty Trust, Inc.	10,540	349,717

Road & Rail 2.5%
J.B. Hunt Transport Services, Inc.	33,450	806,479
Kansas City Southern	34,450	437,860
Knight Transportation, Inc.	18,750	284,250

		1,528,589

Semiconductors & Semiconductor Equipment 3.4%
Cavium Networks, Inc. *	21,700	250,418
Monolithic Power Systems, Inc. *	28,080	435,240
NetLogic Microsystems, Inc. *	14,710	404,231
Power Integrations, Inc.	12,890	221,708
Silicon Laboratories, Inc.	13,470	355,608
Varian Semiconductor Equipment Associates, Inc. *	18,110	392,262

		2,059,467

Software 13.7%
ANSYS, Inc.	14,710	369,221
Ariba, Inc. *	47,520	414,850
Blackbaud, Inc.	52,150	605,461
Blackboard, Inc. *	45,590	1,447,027
Commvault Systems, Inc. *	49,300	540,821
Concur Technologies, Inc. *	20,450	392,436
EPIQ Systems, Inc. *	46,615	840,468
FactSet Research Systems, Inc.	25,005	1,250,000
Longtop Financial Technologies Ltd. ADR — CN*	9,600	203,808
MICROS Systems, Inc. *	40,850	765,937
Nuance Communications, Inc. *	31,790	345,239
Solera Holdings, Inc. *	32,060	794,447
Sybase, Inc. *	11,730	355,302

		8,325,017

Specialty Retail 2.9%
Aaron Rents, Inc.	11,570	308,456
Aeropostale, Inc. *	7,000	185,920
O’Reilly Automotive, Inc. *	30,200	1,057,302
Urban Outfitters, Inc. *	12,300	201,351

		1,753,029

Thrifts & Mortgage Finance 0.3%
Dime Community Bancshares	18,110	169,872

Transportation Infrastructure 0.8%
Aegean Marine Petroleum Network, Inc.	30,070	503,673

Wireless Telecommunication Services 1.2%
SBA Communications Corp., Class A *	30,500	710,650

Total Common Stocks (cost $64,592,134)		56,144,081

	Principal	Market
	Amount	Value
Repurchase Agreements 7.9%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $2,222,568, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $2,267,001	$2,222,551	2,222,551
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $2,588,955, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $2,640,720	2,588,941	2,588,941

Total Repurchase Agreements (cost $4,811,492)		4,811,492

Total Investments (cost $69,403,626) (a) — 100.2%		60,955,573

Liabilities in excess of other assets — (0.2)%		(106,983)

NET ASSETS — 100.0%		$60,848,590

*	Denotes a non-income producing security.

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $70,977,365, tax unrealized appreciation and depreciation were $2,296,101 and $(12,317,893) respectively.

ADR	American Depositary Receipt

CN	China

IE	Ireland

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Co.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value
Common Stocks 95.0%
Aerospace & Defense 2.3%
Alliant Techsystems, Inc. *	22,450	$1,503,701
Ceradyne, Inc. *	13,200	239,316
Curtiss-Wright Corp.	33,750	946,688
Dyncorp International, Inc., Class A *	3,300	43,989
Esterline Technologies Corp. *	9,900	199,881
Goodrich Corp.	26,740	1,013,179
Hexcel Corp. *	78,290	514,365
Moog, Inc., Class A *	5,075	116,065
Triumph Group, Inc.	4,600	175,720

		4,752,904

Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc. *	9,600	166,560
Pacer International, Inc.	35,000	122,500
UTi Worldwide, Inc.	59,350	709,233

		998,293

Airlines 0.4%
Alaska Air Group, Inc. *	5,400	94,878
Hawaiian Holdings, Inc. *	30,000	111,900
JetBlue Airways Corp. *	14,200	51,830
Republic Airways Holdings, Inc. *	41,500	268,920
SkyWest, Inc.	26,500	329,660
US Airways Group, Inc. *	34,000	86,020

		943,208

Auto Components 0.7%
BorgWarner, Inc.	52,030	1,056,209
Lear Corp. *	44,600	33,450
WABCO Holdings, Inc.	29,650	364,992

		1,454,651

Beverages 0.4%
Constellation Brands, Inc., Class A *	68,530	815,507

Biotechnology 1.0%
Alexion Pharmaceuticals, Inc. *	4,100	154,406
Alkermes, Inc. *	74,751	906,730
Arena Pharmaceuticals, Inc. *	2,500	7,525
Celera Corp. *	5,500	41,965
Cephalon, Inc. *	6,900	469,890
Emergent Biosolutions, Inc. *(a)	9,100	122,941
InterMune, Inc. *	1,500	24,660
Maxygen, Inc. *	9,000	61,200
Pharmasset, Inc. *	2,200	21,582
Protalix BioTherapeutics, Inc. *	10,400	20,800
Seattle Genetics, Inc. *	6,200	61,132
United Therapeutics Corp. *	1,800	118,962

		2,011,793

Building Products 0.6%
Ameron International Corp.	3,900	205,374
Apogee Enterprises, Inc.	9,400	103,212
Armstrong World Industries, Inc. *	37,350	411,224
Gibraltar Industries, Inc.	23,600	111,392
NCI Building Systems, Inc. *	12,100	26,862
Quanex Building Products Corp.	13,400	101,840
Trex Co., Inc. *(a)	1,900	14,497
Universal Forest Products, Inc.	7,000	186,270

		1,160,671

Capital Markets 2.1%
BGC Partners, Inc., Class A	2,900	6,409
Knight Capital Group, Inc., Class A *	33,800	498,212
LaBranche & Co., Inc. *	17,100	63,954
MCG Capital Corp.	20,272	25,948
Patriot Capital Funding, Inc.	46,065	84,299
Penson Worldwide, Inc. *	5,900	37,937
Piper Jaffray Cos. *	3,000	77,370
Prospect Capital Corp. (a)	12,338	105,120
Stifel Financial Corp. *	12,200	528,382
SWS Group, Inc.	115,620	1,795,579
Virtus Investment Partners, Inc. *	305	1,986
Waddell & Reed Financial, Inc., Class A	61,750	1,115,822

		4,341,018

Chemicals 2.2%
A. Schulman, Inc.	9,100	123,305
H.B. Fuller Co.	23,000	299,000
Innophos Holdings, Inc.	11,000	124,080
Innospec, Inc.	10,200	38,454
Koppers Holdings, Inc.	3,200	46,464
Methanex Corp.	67,948	530,674
Minerals Technologies, Inc.	3,800	121,790
Nalco Holding Co.	73,400	959,338
NewMarket Corp.	3,500	155,050
Olin Corp.	6,200	88,474
OM Group, Inc. *	5,500	106,260
Rockwood Holdings, Inc. *	12,400	98,456
Sensient Technologies Corp.	51,510	1,210,485
Spartech Corp.	25,100	61,746
Valspar Corp.	30,300	605,091
Zep, Inc.	5,900	60,357

		4,629,024

Commercial Banks 8.0%
1st Source Corp.	5,800	104,690
Amcore Financial, Inc.	6,295	10,072
Ameris Bancorp	7,680	36,173
Bancfirst Corp.	3,200	116,480
Banco Latinoamericano de Exportaciones SA	12,000	112,440
Bank of the Ozarks, Inc.	66,820	1,542,206
Banner Corp. (a)	300	873
Boston Private Financial Holdings, Inc.	30,900	108,459
Cadence Financial Corp.	104,447	461,656
Cathay General Bancorp (a)	5,800	60,494
Central Pacific Financial Corp.	17,500	98,000
Chemical Financial Corp.	8,055	167,625
Citizens Republic Bancorp, Inc. *	7,947	12,318
City Holding Co.	16,700	455,743
Colonial BancGroup, Inc. (The) (a)	43,400	39,060
Columbia Banking System, Inc. (a)	9,730	62,272
Community Bank System, Inc. (a)	9,300	155,775
Community Trust Bancorp, Inc.	16,170	432,547
CVB Financial Corp. (a)	87,500	580,125
East West Bancorp, Inc.	13,900	63,523
Farmers Capital Bank Corp.	3,100	48,577
Financial Institutions, Inc.	5,100	38,862
First Bancorp, North Carolina (a)	3,600	43,092
First Bancorp, Puerto Rico	30,100	128,226
First Commonwealth Financial Corp.	87,740	778,254
First Community Bancshares, Inc.	5,500	64,185
First Financial Bancorp	10,500	100,065
First Merchants Corp.	7,300	78,767
First South Bancorp, Inc. (a)	2,500	26,550
FirstMerit Corp.	20,500	373,100
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
FNB Corp. (a)	27,500	$210,925
Green Bankshares, Inc. (a)	10,718	94,318
Guaranty Bancorp *	375	656
Hanmi Financial Corp. (a)	57,100	74,230
Heartland Financial USA, Inc. (a)	3,200	43,328
Heritage Commerce Corp.	1,200	6,300
IBERIABANK Corp. (a)	15,000	689,100
Independent Bank Corp.	15,900	234,525
Integra Bank Corp.	8,800	16,632
Lakeland Bancorp, Inc.	11,400	91,542
Lakeland Financial Corp.	6,900	132,411
MainSource Financial Group, Inc.	12,210	98,168
Nara Bancorp, Inc.	12,700	37,338
National Penn Bancshares, Inc.	40,045	332,373
NBT Bancorp, Inc.	13,700	296,468
Old Second Bancorp, Inc. (a)	1,600	10,160
Oriental Financial Group, Inc.	10,400	50,752
Pacific Capital Bancorp NA	17,300	117,121
Pacific Continental Corp.	2,400	27,936
PacWest Bancorp	5,700	81,681
Peoples Bancorp, Inc.	6,100	79,178
Prosperity Bancshares, Inc.	11,700	319,995
Provident Bankshares Corp. (a)	18,100	127,605
Renasant Corp.	9,300	116,808
Republic Bancorp, Inc., Class A	5,855	109,313
S&T Bancorp, Inc. (a)	8,000	169,680
SCBT Financial Corp.	1,214	25,373
Shore Bancshares, Inc.	1,200	20,100
Sierra Bancorp (a)	5,400	52,542
Simmons First National Corp., Class A	4,300	108,317
Southside Bancshares, Inc.	9,500	179,550
Southwest Bancorp, Inc.	17,300	162,274
StellarOne Corp.	1,019	12,136
Sterling Bancorp	8,300	82,170
Sterling Bancshares, Inc.	133,679	874,261
Sterling Financial Corp.	36,305	75,151
Suffolk Bancorp	2,900	75,371
TCF Financial Corp.	141,780	1,667,333
Texas Capital Bancshares, Inc. *	84,400	950,344
Trico Bancshares (a)	7,000	117,180
Trustmark Corp. (a)	13,200	242,616
UCBH Holdings, Inc. (a)	26,200	39,562
Umpqua Holdings Corp. (a)	18,096	163,950
Union Bankshares Corp.	3,450	47,782
United Bankshares, Inc. (a)	4,600	79,304
United Community Banks, Inc. (a)	15,936	66,293
Washington Trust Bancorp, Inc.	6,000	97,500
WesBanco, Inc.	8,400	191,772
West Bancorporation, Inc.	9,400	70,030
West Coast Bancorp	19,500	43,290
Wilshire Bancorp, Inc.	110,080	568,013
Wintrust Financial Corp.	67,630	831,849
Yadkin Valley Financial Corp. (a)	900	6,705

		16,719,520

Commercial Services & Supplies 2.1%
American Ecology Corp.	46,080	642,355
ATC Technology Corp. *	23,700	265,440
Comfort Systems USA, Inc.	33,800	350,506
Consolidated Graphics, Inc. *	9,400	119,568
Deluxe Corp.	51,900	499,797
EnergySolutions, Inc.	78,360	677,814
Ennis, Inc.	4,800	42,528
Geo Group, Inc. (The) *	8,800	116,600
Knoll, Inc.	18,400	112,792
SYKES Enterprises, Inc. *	9,700	161,311
United Stationers, Inc. *	5,700	160,056
Viad Corp.	10,000	141,200
Waste Connections, Inc. *	39,900	1,025,430

		4,315,397

Communications Equipment 2.7%
3Com Corp. *	290,700	898,263
ADC Telecommunications, Inc.	155,040	680,626
Arris Group, Inc. *	37,036	272,955
Avocent Corp. *(a)	13,300	161,462
Black Box Corp.	6,500	153,465
DG FastChannel, Inc. *	7,400	138,898
Digi International, Inc. *	6,600	50,622
Emulex Corp. *	23,200	116,696
Finisar Corp. *	16,900	7,436
Harmonic, Inc. *	135,610	881,465
Harris Stratex Networks, Inc., Class A *	11,000	42,350
MRV Communications, Inc. *	9,400	2,914
Palm, Inc. *	3,800	32,756
Plantronics, Inc.	9,100	109,837
Polycom, Inc. *	5,700	87,723
Powerwave Technologies, Inc. *	332,800	197,683
Symmetricom, Inc. *	9,400	32,900
Tekelec *	13,900	183,897
Tellabs, Inc. *	370,340	1,696,157

		5,748,105

Computers & Peripherals 0.3%
Adaptec, Inc. *	13,100	31,440
Electronics for Imaging, Inc. *	9,100	89,180
Hutchinson Technology, Inc. *	4,900	12,740
Hypercom Corp. *	286,113	274,668
Imation Corp.	10,600	81,090
Quantum Corp. *	81,000	54,270

		543,388

Construction & Engineering 0.7%
EMCOR Group, Inc. *	12,000	206,040
MasTec, Inc. *	14,000	169,260
Perini Corp. *	5,600	68,880
Pike Electric Corp. *	101,910	942,668

		1,386,848

Construction Materials 0.0%
U.S. Concrete, Inc. *	10,900	21,800

Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	16,800	28,392
Advanta Corp., Class B	8,200	5,412
Cash America International, Inc.	25,800	404,028
CompuCredit Corp. *	8,900	21,805
Dollar Financial Corp. *(a)	25,523	242,979
Nelnet, Inc., Class A *	7,600	67,184
World Acceptance Corp. *	19,300	330,030

		1,099,830

Containers & Packaging 2.7%
Crown Holdings, Inc. *	22,900	520,517
Myers Industries, Inc.	11,000	67,540
Pactiv Corp. *	62,560	912,750
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Containers & Packaging (continued)
Rock-Tenn Co., Class A	22,000	$595,100
Silgan Holdings, Inc.	68,615	3,605,032

		5,700,939

Distributors 0.1%
Core-Mark Holding Co., Inc. *	6,200	112,964

Diversified Consumer Services 0.4%
Regis Corp.	6,600	95,370
Service Corp. International	175,980	614,170
Stewart Enterprises, Inc., Class A	51,100	165,564

		875,104

Diversified Financial Services 0.5%
Compass Diversified Holdings	9,900	88,308
Encore Capital Group, Inc. *	7,700	34,881
Financial Federal Corp.	9,800	207,564
Nasdaq OMX Group, Inc. (The) *	31,800	622,644

		953,397

Diversified Telecommunication Services 0.8%
Atlantic Tele-Network, Inc.	3,300	63,294
Cincinnati Bell, Inc. *	108,100	248,630
Consolidated Communications Holdings, Inc.	4,400	45,144
Iowa Telecommunications Services, Inc. (a)	12,300	140,958
NTELOS Holdings Corp.	50,200	910,628
Premiere Global Services, Inc. *	26,100	230,202

		1,638,856

Electric Utilities 2.9%
Cleco Corp.	16,600	360,054
DPL, Inc.	43,190	973,503
El Paso Electric Co. *	26,900	379,021
Portland General Electric Co.	61,400	1,080,026
UIL Holdings Corp.	7,833	174,833
UniSource Energy Corp.	32,300	910,537
Westar Energy, Inc.	125,350	2,197,385

		6,075,359

Electrical Equipment 0.7%
A.O. Smith Corp.	6,000	151,080
Acuity Brands, Inc.	14,000	315,560
AZZ, Inc. *	5,000	131,950
Belden, Inc.	5,600	70,056
GrafTech International Ltd. *	55,300	340,648
Regal-Beloit Corp.	12,900	395,256

		1,404,550

Electronic Equipment & Instruments 1.8%
Anixter International, Inc. *	8,700	275,616
Avnet, Inc. *	47,460	831,025
Benchmark Electronics, Inc. *	17,125	191,800
Brightpoint, Inc. *	1,300	5,564
Checkpoint Systems, Inc. *	9,500	85,215
CTS Corp.	18,100	65,341
DTS, Inc. *	49,110	1,181,586
Electro Rent Corp.	2,900	27,956
Insight Enterprises, Inc. *	9,000	27,540
Napco Security Technologies	243,300	253,032
Newport Corp. *	7,600	33,592
Park Electrochemical Corp.	4,500	77,760
PC Connection, Inc. *	9,300	35,340
PC Mall, Inc. *	4,100	18,614
Plexus Corp. *	4,100	56,662
RadiSys Corp. *	4,600	27,876
Sanmina-SCI Corp. *	123,600	37,698
SYNNEX Corp. *	16,100	316,687
Technitrol, Inc.	5,300	9,063
TTM Technologies, Inc. *	34,900	202,420
Zygo Corp. *	8,000	36,720

		3,797,107

Energy Equipment & Services 1.2%
Cal Dive International, Inc. *	156,000	1,056,120
Complete Production Services, Inc. *	11,900	36,652
Gulfmark Offshore, Inc. *	21,500	512,990
Lufkin Industries, Inc.	2,800	106,064
PHI, Inc., Non-Voting Shares *	100	998
Pioneer Drilling Co. *	8,400	27,552
RPC, Inc.	8,487	56,269
SEACOR Holdings, Inc.	12,750	743,452
Trico Marine Services, Inc. *(a)	15,200	31,920
Union Drilling, Inc. *	5,100	19,380

		2,591,397

Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	1,500	39,990
Nash Finch Co.	17,900	502,811
Pantry, Inc. (The) *	15,000	264,150
Ruddick Corp.	3,500	78,575
Spartan Stores, Inc.	25,100	386,791

		1,272,317

Food Products 1.2%
Chiquita Brands International, Inc. *	11,300	74,919
Corn Products International, Inc.	31,000	657,200
Fresh Del Monte Produce, Inc. *	20,100	330,042
Ralcorp Holdings, Inc. *	9,700	522,636
Smithfield Foods, Inc.	65,500	619,630
TreeHouse Foods, Inc. *	11,300	325,327

		2,529,754

Health Care Equipment & Supplies 4.4%
CONMED Corp. *	16,600	239,206
Haemonetics Corp. *	24,010	1,322,471
Hologic, Inc.	39,020	510,772
I-Flow Corp. *	173,520	633,348
Invacare Corp.	16,800	269,304
Inverness Medical Innovations, Inc.	76,640	2,040,923
IRIS International, Inc. *	71,350	822,665
MAKO Surgical Corp *	82,500	634,425
SonoSite, Inc. *	58,150	1,039,722
STERIS Corp.	5,800	135,024
Teleflex, Inc.	42,300	1,653,507

		9,301,367

Health Care Providers & Services 2.8%
Air Methods Corp. *	22,160	374,726
Alliance HealthCare Services, Inc. *	4,100	27,880
AMERIGROUP Corp. *	27,400	754,596
Assisted Living Concepts, Inc., Class A *	30,865	418,529
Bio-Reference Labs, Inc. *	84,200	1,760,622
Gentiva Health Services, Inc. *	26,400	401,280
HealthSouth Corp. *(a)	4,200	37,296
HealthSpring, Inc. *(a)	17,500	146,475
Landauer, Inc.	15,620	791,621
Magellan Health Services, Inc. *	7,100	258,724
Mednax, Inc. *	9,580	282,323
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
PSS World Medical, Inc. *	5,800	$83,230
Psychiatric Solutions, Inc. *	7,600	119,548
RehabCare Group, Inc. *	4,400	76,736
Res-Care, Inc. *	15,100	219,856

		5,753,442

Health Care Technology 0.0%
MedAssets, Inc. *	5,400	76,950

Hotels, Restaurants & Leisure 1.9%
Bob Evans Farms, Inc.	100	2,242
CEC Entertainment, Inc. *	16,700	432,196
Darden Restaurants, Inc.	18,160	622,161
Einstein Noah Restaurant Group, Inc. *	2,800	16,324
Jack in the Box, Inc. *	16,800	391,272
Multimedia Games, Inc.	206,820	444,663
P.F. Chang’s China Bistro, Inc. *	25,850	591,448
Penn National Gaming, Inc. *	20,800	502,320
Shuffle Master, Inc. *	143,071	410,614
WMS Industries, Inc. *	30,500	637,755

		4,050,995

Household Durables 2.6%
American Greetings Corp., Class A	10,300	52,118
Ethan Allen Interiors, Inc.	5,700	64,182
Furniture Brands International, Inc.	25,900	38,073
Helen of Troy Ltd. *	16,500	226,875
Jarden Corp. *	2,772	35,121
KB Home	133,350	1,757,553
Meritage Homes Corp. *	1,800	20,556
Palm Harbor Homes, Inc. *	2,300	5,129
Stanley Works (The)	29,020	845,062
Toll Brothers, Inc. *	68,790	1,249,227
Tupperware Brands Corp.	69,000	1,172,310

		5,466,206

Household Products 1.1%
Central Garden & Pet Co., Class A *	28,800	216,576
Church & Dwight Co., Inc.	18,500	966,255
Energizer Holdings, Inc.	22,020	1,094,174

		2,277,005

Information Technology Services 2.5%
Alliance Data Systems Corp. *	28,510	1,053,445
CIBER, Inc. *	48,200	131,586
CSG Systems International, Inc. *	9,000	128,520
Forrester Research, Inc. *	2,500	51,400
Gartner, Inc. *(a)	15,300	168,453
Global Cash Access Holdings, Inc. *	28,500	108,870
infoGROUP, Inc. *	2,900	12,064
Mantech International Corp., Class A *	4,200	175,980
MAXIMUS, Inc.	1,100	43,846
NeuStar, Inc., Class A	80,100	1,341,675
Perot Systems Corp., Class A *	102,440	1,319,427
Total System Services, Inc.	42,040	580,572
Virtusa Corp. *	3,000	18,600

		5,134,438

Insurance 7.3%
American Physicians Capital, Inc.	5,400	220,968
Amerisafe, Inc. *	42,100	644,972
Amtrust Financial Services, Inc.	11,700	111,735
Argo Group International Holdings Ltd. *	8,031	241,974
Aspen Insurance Holdings Ltd.	128,780	2,892,399
Assured Guaranty Ltd.	21,400	144,878
Delphi Financial Group, Inc., Class A	20,975	282,324
FPIC Insurance Group, Inc. *	4,600	170,338
Hallmark Financial Services *	4,200	29,106
Hanover Insurance Group, Inc. (The)	45,000	1,296,900
Harleysville Group, Inc.	5,900	187,679
HCC Insurance Holdings, Inc.	82,030	2,066,336
Horace Mann Educators Corp.	1,900	15,903
Infinity Property & Casualty Corp.	2,800	95,004
Max Capital Group Ltd.	26,300	453,412
Meadowbrook Insurance Group, Inc.	11,900	72,590
Navigators Group, Inc. *	8,200	386,876
PartnerRe Ltd.	23,720	1,472,300
Phoenix Cos, Inc. (The)	6,100	7,137
Platinum Underwriters Holdings Ltd.	28,000	794,080
PMA Capital Corp., Class A *	40,100	167,217
ProAssurance Corp. *	2,800	130,536
Reinsurance Group of America, Inc.	49,615	1,607,030
RLI Corp.	1,600	80,320
Safety Insurance Group, Inc.	13,900	432,012
SeaBright Insurance Holdings, Inc. *	9,500	99,370
Selective Insurance Group	21,000	255,360
Tower Group, Inc.	1,868	46,009
Validus Holdings Ltd.	25,250	597,920
Zenith National Insurance Corp.	11,750	283,292

		15,285,977

Internet & Catalog Retail 0.3%
NutriSystem, Inc.	41,150	587,211

Internet Software & Services 0.6%
EarthLink, Inc. *(a)	47,400	311,418
Omniture, Inc. *	58,200	767,658
SonicWALL, Inc. *	11,300	50,398
United Online, Inc.	48,738	217,371

		1,346,845

Leisure Equipment & Products 0.5%
JAKKS Pacific, Inc. *	73,690	910,072
RC2 Corp. *	8,900	46,903
Steinway Musical Instruments *	6,200	74,214

		1,031,189

Life Sciences Tools & Services 0.3%
Bio-Rad Laboratories, Inc., Class A *	5,000	329,500
Cambrex Corp. *	150,880	344,006
Medivation, Inc. *(a)	2,300	42,021

		715,527

Machinery 2.6%
Actuant Corp., Class A	9,600	99,168
Barnes Group, Inc.	33,100	353,839
Cascade Corp.	2,200	38,786
CIRCOR International, Inc.	6,100	137,372
Columbus McKinnon Corp. *	4,100	35,752
Commercial Vehicle Group, Inc. *	4,500	2,475
Dynamic Materials Corp.	22,510	206,192
EnPro Industries, Inc. *	23,600	403,560
FreightCar America, Inc.	46,840	821,105
Harsco Corp.	52,210	1,157,496
Kadant, Inc. *	900	10,368
Kennametal, Inc.	42,900	695,409
Mueller Industries, Inc.	4,900	106,281
Tennant Co.	1,400	13,118
Wabash National Corp.	24,300	29,889
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Machinery (continued)
Wabtec Corp.	49,570	$1,307,656

		5,418,466

Media 0.4%
Arbitron, Inc.	45,000	675,450
Cox Radio, Inc., Class A *	25,000	102,500
Cumulus Media, Inc., Class A *	17,200	17,372
Entercom Communications Corp., Class A (a)	16,800	18,480
Lee Enterprises, Inc. (a)	31,800	8,904
Lin TV Corp., Class A *	3,600	4,032
Sinclair Broadcast Group, Inc., Class A	47,700	49,131
Valassis Communications, Inc. *	5,200	8,164

		884,033

Metals & Mining 0.7%
Allegheny Technologies, Inc.	29,750	652,418
Compass Minerals International, Inc.	7,800	439,686
Royal Gold, Inc.	5,400	252,504
Worthington Industries, Inc.	20,600	179,426

		1,524,034

Multi-Utility 1.4%
CMS Energy Corp.	121,770	1,441,757
Vectren Corp.	74,750	1,576,477

		3,018,234

Natural Gas Utility 1.6%
Laclede Group, Inc. (The)	4,200	163,716
New Jersey Resources Corp.	26,850	912,363
ONEOK, Inc.	28,150	637,034
Piedmont Natural Gas Co., Inc.	7,800	201,942
South Jersey Industries, Inc.	10,000	350,000
Southwest Gas Corp.	27,400	577,318
WGL Holdings, Inc.	13,400	439,520

		3,281,893

Oil, Gas & Consumable Fuels 1.8%
Cabot Oil & Gas Corp.	43,860	1,033,780
Comstock Resources, Inc. *	9,300	277,140
Foundation Coal Holdings, Inc.	28,370	407,110
Harvest Natural Resources, Inc. *	8,500	28,815
Infinity Bio-Energy Ltd. *	155,500	9,330
Knightsbridge Tankers Ltd.	10,900	158,595
Rosetta Resources, Inc. *	4,700	23,265
Southern Union Co.	51,850	789,157
Swift Energy Co. *(a)	9,900	72,270
Toreador Resources Corp. (a)	2,300	5,773
USEC, Inc. *(a)	10,600	50,880
VAALCO Energy, Inc. *	16,500	87,285
Whiting Petroleum Corp.	23,530	608,250
World Fuel Services Corp.	5,000	158,150

		3,709,800

Paper & Forest Products 0.2%
Buckeye Technologies, Inc. *	48,800	103,944
Schweitzer-Mauduit International, Inc.	14,400	265,824

		369,768

Personal Products 0.1%
Prestige Brands Holdings, Inc. *	26,800	138,824

Pharmaceuticals 1.0%
Auxilium Pharmaceuticals, Inc. *(a)	2,200	60,984
Cypress Bioscience, Inc. *	4,200	29,862
Endo Pharmaceuticals Holdings, Inc.	67,054	1,185,515
Par Pharmaceutical Cos., Inc. *	3,500	33,145
Perrigo Co. (a)	4,700	116,701
ULURU, Inc. *	3,000	540
Valeant Pharmaceuticals International *	4,900	87,171
ViroPharma, Inc. *	114,750	602,437

		2,116,355

Professional Services 3.6%
COMSYS IT Partners, Inc. *	7,000	15,470
CRA International, Inc. *	1,300	24,544
Duff & Phelps Corp., Class A *	114,045	1,796,209
FTI Consulting, Inc. *	16,190	801,081
IHS, Inc., Class A *	22,940	944,669
Kforce, Inc. *	12,200	85,766
Manpower, Inc.	32,300	1,018,419
School Specialty, Inc. *	800	14,072
Spherion Corp. *	27,000	56,160
Volt Information Sciences, Inc. *	130,503	867,845
Watson Wyatt Worldwide, Inc., Class A	38,710	1,911,113

		7,535,348

Real Estate Investment Trusts 3.5%
American Campus Communities, Inc.	6,400	111,104
Anthracite Capital, Inc. (a)	46,700	15,878
Anworth Mortgage Asset Corp.	35,500	217,615
Arbor Realty Trust, Inc. (a)	12,800	9,216
Ashford Hospitality Trust, Inc.	27,600	42,504
Associated Estates Realty Corp.	7,500	42,600
BioMed Realty Trust, Inc.	25,800	174,666
Capital Trust, Inc., Class A	5,100	5,610
DCT Industrial Trust, Inc.	76,000	240,920
DiamondRock Hospitality Co.	37,800	151,578
Education Realty Trust, Inc.	9,900	34,551
Entertainment Properties Trust	16,500	260,040
Equity Lifestyle Properties, Inc.	8,700	331,470
Extra Space Storage, Inc.	13,200	72,732
First Potomac Realty Trust	16,500	121,275
Glimcher Realty Trust	27,700	38,780
Healthcare Realty Trust, Inc.	52,390	785,326
Hersha Hospitality Trust	11,400	21,660
Home Properties, Inc.	3,200	98,080
Inland Real Estate Corp.	19,800	140,382
Lexington Realty Trust	108,100	257,278
LTC Properties, Inc.	13,700	240,298
Macerich Co. (The)	65,230	408,340
Maguire Properties, Inc. *	6,900	4,968
MFA Financial, Inc.	114,000	670,320
National Retail Properties, Inc.	43,900	695,376
NorthStar Realty Finance Corp. (a)	47,770	110,826
Omega Healthcare Investors, Inc.	28,400	399,872
Parkway Properties, Inc.	24,600	253,380
Pennsylvania Real Estate Investment Trust (a)	18,700	66,385
PS Business Parks, Inc.	1,200	44,220
Resource Capital Corp.	12,000	36,480
Saul Centers, Inc.	9,900	227,403
Senior Housing Properties Trust	48,700	682,774
Strategic Hotels & Resorts, Inc.	39,400	27,186
Sun Communities, Inc.	12,800	151,424
Sunstone Hotel Investors, Inc.	29,205	76,809

		7,269,326

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Road & Rail 0.7%
Arkansas Best Corp.	8,600	$163,572
Celadon Group, Inc. *	80,038	444,211
Con-way, Inc.	40,080	718,634
Marten Transport Ltd. *	8,700	162,516

		1,488,933

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc. *	7,300	54,969
Amkor Technology, Inc. *(a)	27,700	74,236
Applied Micro Circuits Corp. *	20,175	98,050
Asyst Technologies, Inc. *	36,800	10,304
Brooks Automation, Inc. *	6,300	29,043
Cirrus Logic, Inc. *	16,300	61,288
Cohu, Inc.	1,600	11,520
DSP Group, Inc. *	11,700	50,544
Entegris, Inc. *	48,338	41,571
FEI Co. *	11,100	171,273
IXYS Corp.	17,200	138,632
Kulicke & Soffa Industries, Inc. *	11,600	30,392
Lam Research Corp.	66,810	1,521,264
Lattice Semiconductor Corp. *	15,500	21,390
Linear Technology Corp.	23,600	542,328
MKS Instruments, Inc. *	12,500	183,375
Novellus Systems, Inc. *	52,640	875,403
NVIDIA Corp. *	94,100	927,826
Pericom Semiconductor Corp. *	3,900	28,509
PMC — Sierra, Inc. *	60,300	384,714
Semtech Corp. *	8,900	118,815
Silicon Image, Inc. *	197,680	474,432
Silicon Storage Technology, Inc. *	10,000	16,500
Skyworks Solutions, Inc. *(a)	67,900	547,274
Standard Microsystems Corp. *	6,900	128,340
Trident Microsystems, Inc. *	14,500	21,170
TriQuint Semiconductor, Inc. *	10,000	24,700
Zoran Corp. *	4,700	41,360

		6,629,222

Software 4.3%
Actuate Corp. *	222,500	680,850
Aspen Technology, Inc. *	34,700	242,553
Citrix Systems, Inc. *	24,760	560,566
JDA Software Group, Inc. *	7,000	80,850
Macrovision Solutions Corp. *	75,800	1,348,482
NetScout Systems, Inc. *	3,600	25,776
Parametric Technology Corp. *	10,420	103,992
Progress Software Corp. *	7,000	121,520
Quest Software, Inc. *	7,100	90,028
Solera Holdings, Inc. *	102,220	2,533,012
SPSS, Inc. *	1,300	36,959
Sybase, Inc. *	83,000	2,514,070
Take-Two Interactive Software, Inc.	7,700	64,295
THQ, Inc. *	141,678	430,701
TIBCO Software, Inc. *	10,100	59,287

		8,892,941

Specialty Retail 2.9%
Aaron Rents, Inc.	3,350	89,311
Brown Shoe Co., Inc.	16,300	61,125
Cato Corp. (The), Class A	7,800	142,584
Charming Shoppes, Inc. *	206,617	289,264
Children’s Place Retail Stores, Inc. (The) *	10,200	223,278
Collective Brands, Inc. *	16,600	161,684
Dress Barn, Inc. *	15,400	189,266
Finish Line (The), Class A	23,900	158,218
Gymboree Corp. *	10,600	226,310
J Crew Group, Inc. *	70,800	933,144
Jo-Ann Stores, Inc. *	2,700	44,118
JOS. A. Bank Clothiers, Inc. *(a)	18,700	520,047
Monro Muffler, Inc.	17,090	467,069
Rent-A-Center, Inc. *(a)	53,400	1,034,358
Shoe Carnival, Inc. *	9,800	101,430
Stage Stores, Inc.	11,475	115,668
Systemax, Inc. *	11,100	143,412
Urban Outfitters, Inc. *	71,970	1,178,149

		6,078,435

Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc. *	6,100	114,741
Deckers Outdoor Corp. *(a)	2,500	132,600
Maidenform Brands, Inc. *	16,600	152,056
Movado Group, Inc.	5,100	38,454
Oxford Industries, Inc.	1,000	6,170
Perry Ellis International, Inc. *	15,650	54,149
Phillips-Van Heusen Corp.	71,860	1,629,785
Quiksilver, Inc. *	5,400	6,912
Skechers U.S.A., Inc., Class A *	7,300	48,691
Warnaco Group, Inc. (The) *	7,200	172,800

		2,356,358

Thrifts & Mortgage Finance 2.2%
Bank Mutual Corp.	75,050	679,953
Berkshire Hills Bancorp, Inc.	400	9,168
Brookline Bancorp, Inc.	21,600	205,200
Dime Community Bancshares	10,650	99,897
Federal Agricultural Mortgage Corp., Class C	29,700	79,596
First Financial Holdings, Inc.	5,800	44,370
First Niagara Financial Group, Inc.	44,996	490,456
First Place Financial Corp.	600	2,016
FirstFed Financial Corp. *	1,100	396
Flushing Financial Corp.	86,390	520,068
Guaranty Financial Group, Inc. *	4,700	4,935
Ocwen Financial Corp. *	12,900	147,447
Provident Financial Services, Inc.	20,200	218,362
United Community Financial Corp.	31,381	37,971
Washington Federal, Inc.	100,850	1,340,297
Waterstone Financial, Inc. *	300	612
Westfield Financial, Inc.	73,180	643,984
WSFS Financial Corp.	4,700	105,092

		4,629,820

Tobacco 0.1%
Universal Corp.	8,600	257,312

Trading Companies & Distributors 1.0%
Aceto Corp.	10,700	63,772
Applied Industrial Technologies, Inc. (a)	43,750	738,062
Rush Enterprises, Inc., Class A *	123,665	1,103,092
Watsco, Inc.	4,000	136,120

		2,041,046

Water Utility 0.2%
American States Water Co.	4,000	145,280
California Water Service Group	5,400	226,044

		371,324

Wireless Telecommunication Services 0.7%
Centennial Communications Corp. *	8,800	72,688
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
Syniverse Holdings, Inc. *	87,500	$1,379,000
USA Mobility, Inc.	3,100	28,551

		1,480,239

Total Common Stocks (cost $290,130,474)		198,412,564

	Principal	Market
	Amount	Value
U.S. Government Sponsored & Agency Obligation 0.3%
U.S. Treasury Notes, 3.13%, 11/30/09	$525,000	534,085

Total U.S. Government Sponsored & Agency Obligations (cost $533,683)		534,085

Warrants 0.0%

Health Care Providers & Services 0.0%
Hythiam, Inc., Expiring 11/06/12	19,000	0

Total Warrants (cost $—)		0

		Market
	Shares	Value
Mutual Funds 2.8%(b)
Money Market Fund 2.8%
AIM Liquid Assets Portfolio	5,853,998	5,853,998

Total Mutual Funds (cost $5,853,998)		5,853,998

	Principal	Market
	Amount	Value
Repurchase Agreements 1.5%(c)
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $3,196,911, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $3,258,706	$3,194,810	3,194,810

Total Repurchase Agreements (cost $3,194,810)		3,194,810

Total Investments (cost $299,712,965) (d) — 99.6%		207,995,457

Other assets in excess of liabilities — 0.4%		922,232

NET ASSETS — 100.0%		$208,917,689

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $3,061,365.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $3,194,810.

(d)	At March 31, 2009, the tax basis cost of the fund’s investments was $305,250,991, tax unrealized appreciation and depreciation were $3,462,875 and $(100,718,409) respectively.

Ltd	Limited

NA	National Association

SA	Stock Company
At March 31, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Short Contracts	Expiration	Contracts	(Depreciation)

61	Russell 2000 Mini Futures	06/19/09	$2,569,930	$220,421

			$2,569,930	$220,421

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks 93.8%
ARGENTINA 0.1%(a)
Internet Software & Services 0.1%
MercadoLibre, Inc.*	19,436	$360,538

AUSTRALIA 0.7%(b)
Capital Markets 0.0%
Babcock & Brown Capital Ltd.*	101,236	55,694

Commercial Services & Supplies 0.0%
Mineral Resources Ltd.	44,598	86,672

Construction & Engineering 0.2%
Ausenco Ltd.	47,048	94,365
Monadelphous Group Ltd.	105,406	610,358

		704,723

Health Care Providers & Services 0.2%
Healthscope Ltd.	166,070	472,924

Insurance 0.1%
Tower Australia Group Ltd.	238,197	383,253

Multiline Retail 0.1%
David Jones Ltd.	131,425	255,819

Oil, Gas & Consumable Fuels 0.1%
Beach Petroleum Ltd.	200,000	123,124

Real Estate Management & Development 0.0%
Sunland Group Ltd.	68,601	28,642

Trading Companies & Distributors 0.0%
Emeco Holdings Ltd.	400,074	112,870

		2,223,721

BELGIUM 0.2%(b)
Food Products 0.1%
SIPEF SA NV	6,001	197,223

Oil, Gas & Consumable Fuels 0.1%
Euronav NV	24,464	360,473

		557,696

BERMUDA 2.3%
Insurance 1.7%
Allied World Assurance Co. Holdings Ltd.	5,469	207,986
Arch Capital Group Ltd.*	7,400	398,564
Aspen Insurance Holdings Ltd.	98,000	2,201,080
Assured Guaranty Ltd.	25,600	173,312
Endurance Specialty Holdings Ltd.	13,200	329,208
IPC Holdings Ltd.	17,323	468,414
PartnerRe Ltd.	22,640	1,405,265
Platinum Underwriters Holdings Ltd.	9,362	265,506
Validus Holdings Ltd.	5,200	123,136

		5,572,471

Internet Software & Services 0.6%
VistaPrint Ltd.*	68,578	1,885,209

		7,457,680

BRAZIL 0.1%
Household Durables 0.1%(a)
Gafisa SA ADR	30,328	302,977

Real Estate Management & Development 0.0%
Brascan Residential Properties SA	171,029	146,765

		449,742

BRITISH VIRGIN ISLANDS 0.3%
Air Freight & Logistics 0.3%
UTi Worldwide, Inc.	86,230	1,030,449

CANADA 0.4%
Commercial Services & Supplies 0.1%
Ritchie Bros Auctioneers, Inc.	20,900	388,531

Electronic Equipment & Instruments 0.1%
Celestica, Inc.*	40,161	142,973

Internet Software & Services 0.0%
Open Text Corp.*	2,838	97,741

Oil, Gas & Consumable Fuels 0.1%
Petrobank Energy & Resources Ltd.*	15,100	279,652

Textiles, Apparel & Luxury Goods 0.1%(a)
Lululemon Athletica, Inc.*	38,442	332,908

		1,241,805

CAYMAN ISLANDS 0.2%
Insurance 0.2%
Greenlight Capital Re Ltd., Class A*	48,033	767,087

CHINA 1.1%
Automobiles 0.0%(b)
Dongfeng Motor Corp.	268,000	138,485

Diversified Consumer Services 0.1%(a)
New Oriental Education & Technology Group ADR*	7,528	378,282

Electrical Equipment 0.1%(b)
Harbin Power Equipment Co. Ltd., Class H	522,000	340,202

Food Products 0.0%(b)
China Fishery Group Ltd.	180,000	70,630

Hotels, Restaurants & Leisure 0.2%(a)
Ctrip.com International Ltd. ADR	24,996	684,890

Internet Software & Services 0.1%
SINA Corp.*	10,883	253,030

Software 0.2%
Longtop Financial Technologies Ltd. ADR*	33,555	712,373

Textiles, Apparel & Luxury Goods 0.1%(b)
Weiqiao Textile Co.	883,500	262,587

Transportation Infrastructure 0.3%(b)
Sichuan Expressway Co. Ltd.*	1,136,000	212,838
Zhejiang Expressway Co. Ltd., Class H	832,000	606,330

		819,168

		3,659,647

DENMARK 0.3%(b)
Chemicals 0.1%
Auriga Industries AS, Class B	12,734	220,330

Food Products 0.2%
East Asiatic Co. Ltd. AS	18,473	522,898

Marine 0.0%
D/S Norden AS	3,425	95,984

Real Estate Management & Development 0.0%
TK Development*	39,711	118,692

		957,904

FINLAND 0.0%(b)
Software 0.0%
Tekla OYJ	4,219	21,230

FRANCE 0.8%(b)
Chemicals 0.0%
Societe Internationale de Plantations d’Heveas	1,610	38,484

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
FRANCE(b) (continued)
Diversified Financial Services 0.0%
Financiere Marc de Lacharriere SA	2,360	$80,323

Electrical Equipment 0.2%
Nexans SA	14,009	531,127

Hotels, Restaurants & Leisure 0.1%
Pierre & Vacances	2,413	124,646

Industrial Conglomerate 0.0%
Wendel	2,000	52,818

Information Technology Services 0.0%
Sopra Group SA	3,023	100,508

Natural Gas Utility 0.1%
Rubis	7,000	405,764

Oil, Gas & Consumable Fuels 0.0%
Esso S.A.F	1,100	96,170

Professional Services 0.2%
Teleperformance	27,001	742,625

Software 0.2%
UBISOFT Entertainment*	26,358	481,113

Trading Companies & Distributors 0.0%
IMS International Metal Service	4,666	64,164

		2,717,742

GERMANY 0.9%(b)
Aerospace & Defense 0.2%
MTU Aero Engines Holding AG	22,761	527,294

Information Technology Services 0.1%
Bechtle AG	23,820	378,381

Machinery 0.2%
Demag Cranes AG	17,441	305,504
Duerr AG	1,870	24,228
Gesco AG	2,500	108,310
Gildemeister AG	32,594	254,051

		692,093

Metals & Mining 0.2%
Norddeutsche Affinerie AG	23,777	602,837

Thrifts & Mortgage Finance 0.1%
Aareal Bank AG	50,000	412,927

Trading Companies & Distributors 0.1%
Phoenix Solar AG	3,411	153,180

		2,766,712

GREECE 0.2%(b)
Commercial Banks 0.2%
Piraeus Bank SA	85,313	566,811

HONG KONG 0.7%
Communications Equipment 0.2%(b)
VTech Holdings Ltd.	187,000	722,430

Distributors 0.1%(b)
Integrated Distribution Services Group Ltd.	146,900	170,144

Diversified Financial Services 0.1%(b)
First Pacific Co.	720,000	246,812

Hotels, Restaurants & Leisure 0.0%
Mandarin Oriental International Ltd.	192,042	152,535

Marine 0.1%(b)
Chu Kong Shipping Development	1,218,000	117,916

Jinhui Shipping & Transportation Ltd.	78,073	110,244

		228,160

Pharmaceuticals 0.1%(b)
China Pharmaceutical Group Ltd.	450,000	179,902

Real Estate Investment Trusts 0.0%(b)
GZI Real Estate Investment Trust	427,000	111,128

Real Estate Management & Development 0.0%(b)
Shui On Land Ltd.	366,000	128,549

Water Utility 0.1%(b)
Guangdong Investment Ltd.	480,000	193,519

		2,133,179

INDIA 0.0%(a)
Internet Software & Services 0.0%
Rediff.Com India Ltd. ADR*	24,805	46,137

IRELAND 0.3%
Food & Staples Retailing 0.0%(b)
Fyffes PLC	243,654	66,291

Hotels, Restaurants & Leisure 0.2%(b)
Paddy Power PLC	29,977	483,274

Life Sciences Tools & Services 0.1%
ICON PLC ADR*	26,300	424,745

		974,310

ISRAEL 0.1%
Electronic Equipment & Instruments 0.1%
Mellanox Technologies Ltd.*	49,600	413,168

ITALY 0.6%(b)
Commercial Banks 0.0%
Banca Popolare di Milano Scarl	12,268	61,010

Construction & Engineering 0.0%
Trevi Finanziaria SpA	10,507	69,733

Construction Materials 0.0%
Buzzi Unicem SpA	6,094	68,339

Household Durables 0.1%
Indesit Co. SpA	59,780	146,407

Multi-Utility 0.2%
ACEA SpA	35,000	417,925

Oil, Gas & Consumable Fuels 0.3%
ERG SpA	46,089	573,452
Saras SpA	175,305	458,932

		1,032,384

		1,795,798

JAPAN 6.5%(b)
Air Freight & Logistics 0.2%
Kintetsu World Express, Inc.	37,600	699,659

Auto Components 0.0%
Teikoku Piston Ring Co. Ltd.	28,000	78,908

Building Products 0.0%
Takasago Thermal Engineering Co. Ltd.	17,000	104,936

Chemicals 0.2%
Kanto Denka Kogyo Co. Ltd.	18,000	56,067
Nippon Soda Co. Ltd.	198,000	584,368

		640,435

Commercial Banks 0.1%
Musashino Bank Ltd. (The)	10,000	310,600

Communications Equipment 0.1%
Mitsui Knowledge Industry Co. Ltd.	1,744	210,825

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
JAPAN(b) (continued)
Construction & Engineering 0.5%
NEC Networks & System Integration Corp.	64,700	$555,307
Taikisha Ltd.	46,700	502,199
Toyo Engineering Corp.	215,000	635,136

		1,692,642

Consumer Finance 0.1%
Hitachi Capital Corp.	30,000	322,981

Distributors 0.2%
Canon Marketing Japan, Inc.	41,700	587,544

Diversified Financial Services 0.1%
Ricoh Leasing Co. Ltd.	10,000	167,525

Electrical Equipment 0.1%
Furukawa Electric Co. Ltd.	53,000	151,859

Electronic Equipment & Instruments 0.0%
Siix Corp.	35,200	123,853

Food & Staples Retailing 0.7%
Arcs Co. Ltd.	21,100	294,342
Circle K Sunkus Co. Ltd.	38,300	546,085
Cosmos Pharmaceutical Corp.	16,000	190,536
Maruetsu, Inc. (The)*	39,000	160,519
Ministop Co. Ltd.	18,000	281,834
Okuwa Co. Ltd.	40,000	563,043

		2,036,359

Food Products 0.1%
Q.P. Corp.	9,300	100,190
Yonekyu Corp.	29,000	292,453

		392,643

Health Care Equipment & Supplies 0.6%
Aloka Co. Ltd.	32,000	230,970
Eiken Chemical Co. Ltd.	51,600	324,478
Hogy Medical Co. Ltd.	12,000	654,518
Miraca Holdings, Inc.	16,500	334,858
Nihon Kohden Corp.	19,000	235,420

		1,780,244

Health Care Providers & Services 0.2%
BML, Inc.	26,300	489,992

Household Durables 0.2%
Rinnai Corp.	21,700	760,795

Internet & Catalog Retail 0.1%
Dena Co. Ltd.	86	282,872

Internet Software & Services 0.0%
Zappallas, Inc.	33	78,378

Leisure Equipment & Products 0.5%
Aruze Corp.*	27,100	136,371
Fields Corp.	254	365,263
Mars Engineering Corp.	22,500	645,434
Tomy Co. Ltd.	76,100	296,066

		1,443,134

Machinery 0.2%
Aichi Corp.	39,400	162,760
Hosokawa Micron Corp.	56,000	168,569
Nitta Corp.	13,000	135,196
Tsugami Corp.	200,000	296,112

		762,637

Media 0.4%
Daiichikosho Co. Ltd.	12,800	105,171
SKY Perfect JSAT Holdings, Inc.	1,765	686,214
Wowow, Inc.	250	344,011

		1,135,396

Metals & Mining 0.6%
Kyoei Steel Ltd.	31,900	628,480
Mitsui Mining Co. Ltd.	66,000	66,542
Osaka Steel Co. Ltd.	21,500	360,408
Pacific Metals Co. Ltd.	68,000	301,831
Yamato Kogyo Co. Ltd.	18,100	390,867

		1,748,128

Office Electronics 0.2%
Brother Industries Ltd.	79,300	587,943
Toshiba TEC Corp.	60,000	153,760

		741,703

Oil, Gas & Consumable Fuels 0.1%
Nippon Mining Holdings, Inc.	40,000	160,355

Personal Products 0.0%
Mandom Corp.	5,700	94,472

Pharmaceuticals 0.3%
Kaken Pharmaceutical Co. Ltd.	44,000	370,979
Nippon Shinyaku Co. Ltd.	67,000	593,579

		964,558

Semiconductors & Semiconductor Equipment 0.2%
Ferrotec Corp.	36,900	415,298
Sumco Corp.	18,800	280,122

		695,420

Software 0.4%
Capcom Co. Ltd.	31,800	572,920
DTS, Inc.	28,100	182,947
Hitachi Software Engineering Co. Ltd.	40,300	499,967
Sumisho Computer Systems Corp.	12,000	138,447

		1,394,281

Specialty Retail 0.0%
Alpen Co. Ltd.	6,500	108,986

Textiles, Apparel & Luxury Goods 0.1%
Fujibo Holdings, Inc.	232,000	167,185
Sanei International Co. Ltd.	14,100	94,057

		261,242

Trading Companies & Distributors 0.0%
HANWA Co. Ltd.	45,000	115,238

		20,538,600

MEXICO 0.2%
Transportation Infrastructure 0.2%
Grupo Aeroportuario del Pacifico SAB de CV ADR	28,318	516,804

NETHERLANDS 0.3%
Capital Markets 0.0%(b)
Van der Moolen Holding NV*	50,000	90,675

Construction & Engineering 0.2%
Chicago Bridge & Iron Co. NV	81,400	510,378

Electrical Equipment 0.0%(b)
Draka Holding NV	12,104	86,932

Professional Services 0.0%(b)
USG People NV	6,306	50,630

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
NETHERLANDS (continued)
Semiconductors & Semiconductor Equipment 0.0%
ASM International NV*	7,958	$65,654

Software 0.1%(b)
Unit 4 Agresso NV	9,005	101,588

		905,857

NORWAY 0.3%(b)
Capital Markets 0.1%
ABG Sundal Collier Holding ASA	318,431	205,086

Commercial Banks 0.1%
Sparebank 1 Nord-Norge	10,340	79,859
Sparebank 1 SR Bank	49,094	171,749

		251,608

Construction & Engineering 0.1%
Veidekke ASA	66,900	298,161

Energy Equipment & Services 0.0%
Petroleum Geo-Services ASA*	25,000	104,512

Food Products 0.0%
Marine Harvest*	590,000	185,816

		1,045,183

PANAMA 0.2%
Airline 0.2%
Copa Holdings SA Class A	19,800	567,666

PORTUGAL 0.5%(b)
Commercial Banks 0.2%
Banco BPI SA	220,434	440,519

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	72,390	356,335

Paper & Forest Products 0.2%
Semapa-Sociedade de Investimento e Gestao	79,105	666,687

		1,463,541

REPUBLIC OF KOREA 0.1%
Internet Software & Services 0.1%
Gmarket, Inc. ADR*	21,444	351,896

SINGAPORE 0.3%(b)
Computers & Peripherals 0.0%
Creative Technology Ltd.*	34,300	76,908

Construction & Engineering 0.1%
Rotary Engineering Ltd.	554,000	114,834

Distributors 0.1%
Jardine Cycle & Carriage Ltd.	29,000	226,448

Diversified Financial Services 0.0%
Macquarie International Infrastructure Fund Ltd.	493,000	93,815

Machinery 0.0%
Jaya Holdings Ltd.	400,000	73,661

Oil, Gas & Consumable Fuels 0.1%
Singapore Petroleum Co. Ltd.	46,000	86,699
Straits Asia Resources Ltd.	247,000	134,324

		221,023

Wireless Telecommunication Services 0.0%
MobileOne Ltd.	100,000	98,151

		904,840

SPAIN 0.6%(b)
Airline 0.1%
Iberia Lineas Aereas de Espana	78,241	164,061

Biotechnology 0.1%
Grifols SA	35,931	517,432

Diversified Financial Services 0.2%
Corporacion Financiera Alba	16,358	614,090

Machinery 0.1%
Duro Felguera SA	33,411	201,802

Metals & Mining 0.1%
Tubos Reunidos SA	119,882	276,821

		1,774,206

SWEDEN 0.8%
Auto Components 0.0%
Autoliv, Inc.	643	11,941

Construction & Engineering 0.1%(b)
NCC AB, B Shares	54,095	387,528

Household Durables 0.1%(b)
JM AB	35,800	199,679

Internet Software & Services 0.2%(b)
Betsson AB*	58,500	650,323

Professional Services 0.1%(b)
AF AB, B Shares	8,600	111,922

Real Estate Management & Development 0.3%(b)
Kungsleden AB	116,184	445,805
Wihlborgs Fastigheter AB	53,700	600,872

		1,046,677

		2,408,070

SWITZERLAND 0.3%(b)
Commercial Banks 0.0%
Banque Cantonale Vaudoise	235	77,941

Electronic Equipment & Instruments 0.0%
Inficon Holding AG	1,587	117,893

Insurance 0.1%
Helvetia Holding AG	1,891	402,832

Machinery 0.1%
Bobst Group AG	3,180	64,929
Kardex AG*	2,541	62,790

		127,719

Pharmaceuticals 0.1%
Acino Holding AG	1,241	166,822

		893,207

UNITED KINGDOM 2.6%
Air Freight & Logistics 0.0%(b)
Wincanton PLC	39,122	91,861

Biotechnology 0.0%(b)
Genus PLC	11,423	86,950

Capital Markets 0.1%(b)
Tullett Prebon PLC	125,637	378,021

Commercial Services & Supplies 0.2%(b)
Babcock International Group	46,932	288,661

RPS Group PLC	122,711	274,205

		562,866

Construction & Engineering 0.1%(b)
Keller Group PLC	24,145	170,153

Diversified Consumer Services 0.0%(b)
BPP Holdings PLC	21,835	112,798

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED KINGDOM (continued)
Diversified Financial Services 0.1%(b)
Climate Exchange PLC*	6,595	$77,425
IG Group Holdings PLC	121,752	305,517

		382,942

Diversified Telecommunication Services 0.1%(b)
COLT Telecom Group SA*	128,000	159,599

Energy Equipment & Services 0.3%(b)
Petrofac Ltd.	104,397	802,415

Food Products 0.2%(b)
Dairy Crest Group PLC	129,743	489,364

Health Care Equipment & Supplies 0.0%(b)
SSL International PLC	17,353	111,651

Hotels, Restaurants & Leisure 0.1%(b)
Domino’s Pizza UK & IRL PLC	90,000	289,741
Sportingbet PLC*	204,648	132,172

		421,913

Independent Power Producers & Energy Traders 0.2%(b)
Drax Group PLC	94,790	702,033

Industrial Conglomerate 0.0%(b)
Tomkins PLC	36,115	62,651

Insurance 0.4%(b)
Beazley Group PLC	376,135	462,526
Lancashire Holdings Ltd.*	120,006	824,297

		1,286,823

Internet & Catalog Retail 0.2%(b)
Home Retail Group PLC	221,444	712,864

Media 0.1%(b)
St. Ives PLC	172,342	111,057
Yell Group PLC	170,000	30,436

		141,493

Multiline Retail 0.0%(b)
Debenhams PLC	115,006	78,991

Oil, Gas & Consumable Fuels 0.2%
Frontline Ltd.(b)	3,500	62,243
Infinity Bio-Energy Ltd.*	94,500	5,670
Venture Production PLC(b)	40,000	458,915

		526,828

Professional Services 0.0%(b)
ITE Group PLC	142,139	131,778

Road & Rail 0.0%(b)
Go-Ahead Group PLC (The)	6,300	99,285

Software 0.1%(b)
Aveva Group PLC	12,000	96,838
Micro Focus International PLC	35,211	152,343

		249,181

Specialty Retail 0.2%(b)
Game Group PLC	105,000	226,601
HMV Group PLC	125,000	232,100

		458,701

Thrifts & Mortgage Finance 0.0%(b)
Paragon Group of Cos PLC	120,854	77,869

		8,299,030

UNITED STATES 71.8%
Aerospace & Defense 1.1%
Aerovironment, Inc.*	49,025	1,024,623
American Science & Engineering, Inc.	1,065	59,427
Applied Signal Technology, Inc.	1,588	32,125
Argon ST, Inc.*	8,900	168,833
Ceradyne, Inc.*	2,989	54,191
Cubic Corp.	1,940	49,140
Esterline Technologies Corp.*	3,506	70,786
Goodrich Corp.	25,550	968,090
Innovative Solutions & Support, Inc.	54,864	232,075
Moog, Inc., Class A*	4,483	102,526
Orbital Sciences Corp.*	7,279	86,547
Teledyne Technologies, Inc.*	18,531	494,407
TransDigm Group, Inc.*	2,222	72,970
Triumph Group, Inc.	2,024	77,317

		3,493,057

Air Freight & Logistics 0.1%
Forward Air Corp.	9,300	150,939
HUB Group, Inc., Class A*	14,913	253,521

		404,460

Airline 0.1%
SkyWest, Inc.	31,054	386,312

Auto Components 0.4%
BorgWarner, Inc.	49,690	1,008,707
Drew Industries, Inc.*	800	6,944
Fuel Systems Solutions, Inc.*	1,517	20,449
Gentex Corp.	16,800	167,328
Hawk Corp., Class A*	6,177	71,344
Superior Industries International, Inc.	2,222	26,331

		1,301,103

Beverages 0.3%
Boston Beer Co., Inc., Class A*	4,700	98,042
Constellation Brands, Inc., Class A*	65,390	778,141

		876,183

Biotechnology 0.6%
Alkermes, Inc.*	521	6,320
Alnylam Pharmaceuticals, Inc.*(a)	27,775	528,836
Cephalon, Inc.*	6,580	448,098
Cepheid, Inc.*(a)	19,420	133,998
Cubist Pharmaceuticals, Inc.*	8,886	145,375
CV Therapeutics, Inc.*	4,075	81,011
Emergent Biosolutions, Inc.*	1,787	24,142
Enzon Pharmaceuticals, Inc.*	3,753	22,781
Martek Biosciences Corp.	7,196	131,327
Pacific Biosciences of California*(b)	51,877	290,511

		1,812,399

Building Products 0.3%
Apogee Enterprises, Inc.	3,419	37,541
Gibraltar Industries, Inc.	3,507	16,553
Lennox International, Inc.	3,016	79,803
NCI Building Systems, Inc.*	2,824	6,269
Quanex Building Products Corp.	33,600	255,360
Simpson Manufacturing Co., Inc.	13,120	236,422
Universal Forest Products, Inc.	16,975	451,705

		1,083,653

Capital Markets 2.0%
Calamos Asset Management, Inc., Class A	14,045	67,557
Capital Southwest Corp.	1,398	106,793
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Capital Markets (continued)
Eaton Vance Corp.	21,300	$486,705
Evercore Partners, Inc., Class A	1,076	16,624
GFI Group, Inc.	39,184	125,781
Greenhill & Co., Inc.	26,859	1,983,537
Hercules Technology Growth Capital, Inc.	54,623	273,115
Investment Technology Group, Inc.*	5,316	135,664
Knight Capital Group, Inc., Class A*	4,238	62,468
LaBranche & Co., Inc.*	1,572	5,879
optionsXpress Holdings, Inc.	5,320	60,488
Riskmetrics Group, Inc.*	123,832	1,769,559
Stifel Financial Corp.*	564	24,427
SWS Group, Inc.	43,051	668,582
thinkorswim Group, Inc.*	862	7,448
TradeStation Group, Inc.*	78,783	519,968

		6,314,595

Chemicals 0.5%
A. Schulman, Inc.	3,215	43,563
CF Industries Holdings, Inc.	1,303	92,683
Innophos Holdings, Inc.	1,826	20,597
Koppers Holdings, Inc.	6,215	90,242
Landec Corp.*	18,300	101,931
Minerals Technologies, Inc.	341	10,929
OM Group, Inc.*	2,053	39,664
Omnova Solutions, Inc.*	144,900	252,126
RPM International, Inc.	21,200	269,876
Scotts Miracle-Gro Co. (The), Class A	623	21,618
Valspar Corp.	28,900	577,133

		1,520,362

Commercial Banks 3.2%
Bank of Hawaii Corp.	3,156	104,085
Bank of the Ozarks, Inc.	59,370	1,370,260
Cadence Financial Corp.	109,208	482,699
Central Pacific Financial Corp.	3,425	19,180
City National Corp.	9,670	326,556
Columbia Banking System, Inc.	16,700	106,880
Commerce Bancshares, Inc.	3,331	120,915
Community Bank System, Inc.	4,007	67,117
CVB Financial Corp.	7,050	46,742
First Citizens BancShares, Inc.	4,500	593,100
First Commonwealth Financial Corp.	83,770	743,040
First Horizon National Corp.	24,873	267,136
FirstMerit Corp.	2,278	41,460
Glacier Bancorp, Inc.	16,109	253,072
NBT Bancorp, Inc.	4,339	93,896
PacWest Bancorp	16,846	241,403
Prosperity Bancshares, Inc.	5,053	138,200
Seacoast Banking Corp. of Florida	16,900	51,207
Signature Bank*	5,052	142,618
Sterling Bancshares, Inc.	64,198	419,855
SVB Financial Group*	20,718	414,567
TCF Financial Corp.	138,032	1,623,256
Tompkins Financial Corp.	813	34,959
Trustmark Corp.	14,832	272,612
UMB Financial Corp.	14,702	624,688
United Bankshares, Inc.	2,010	34,652
United Community Banks, Inc.	0	1
Valley National Bancorp	6,372	78,822
Westamerica Bancorporation	10,298	469,177
Whitney Holding Corp.	24,600	281,670
Wilshire Bancorp, Inc.	2,454	12,663
Wintrust Financial Corp.	64,520	793,596

		10,270,084

Commercial Services & Supplies 1.3%
ABM Industries, Inc.	5,303	86,969
ATC Technology Corp.*	21,389	239,557
Brink’s Co. (The)	21,300	563,598
Comfort Systems USA, Inc.	4,599	47,692
Deluxe Corp.	11,300	108,819
EnergySolutions, Inc.	74,740	646,501
Ennis, Inc.	22,000	194,920
Healthcare Services Group, Inc.	10,200	152,694
Knoll, Inc.	60,909	373,372
PRG-Schultz International, Inc.*	3,307	9,392
Rollins, Inc.	19,350	331,852
SYKES Enterprises, Inc.*	3,938	65,489
TETRA Tech, Inc.*	7,989	162,816
Waste Connections, Inc.*	43,765	1,124,760

		4,108,431

Communications Equipment 2.2%
Acme Packet, Inc.*	47,300	287,111
ADC Telecommunications, Inc.	50,900	223,451
Arris Group, Inc.*	82,010	604,414
Avocent Corp.*	2,858	34,696
Bel Fuse, Inc., Class B	171	2,298
Black Box Corp.	1,483	35,014
Blue Coat Systems, Inc.*	4,620	55,486
Brocade Communications Systems, Inc.*	120,500	415,725
Comtech Telecommunications Corp.*	3,092	76,589
EMS Technologies, Inc.*	1,843	32,179
F5 Networks, Inc.	18,200	381,290
Harmonic, Inc.*	11,628	75,582
InterDigital, Inc.*	7,092	183,115
Ixia*	77,771	402,076
Netgear, Inc.*	31,700	381,985
Neutral Tandem, Inc.*	2,105	51,804
Oplink Communications, Inc.*	56,100	431,970
PC-Tel, Inc.	2,110	9,073
Riverbed Technology, Inc.*	116,900	1,529,052
Symmetricom, Inc.*	5,769	20,192
Tekelec*	11,202	148,202
Tellabs, Inc.*	354,760	1,624,801

		7,006,105

Computers & Peripherals 0.4%
Adaptec, Inc.*	10,466	25,118
BancTec, Inc.*	36,134	251,131
Hutchinson Technology, Inc.*	2,936	7,634
Lexmark International, Inc., Class A*	7,059	119,085
NCR Corp.	23,200	184,440
Novatel Wireless, Inc.*	72,322	406,450
Synaptics, Inc.*	6,531	174,770

		1,168,628

Construction & Engineering 0.2%
EMCOR Group, Inc.*	16,536	283,923
Insituform Technologies, Inc., Class A*	4,475	69,989
Layne Christensen Co.*	7,700	123,739
Michael Baker Corp.*	3,455	89,830

		567,481

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Construction Materials 0.5%
Eagle Materials, Inc.	41,993	$1,018,330
Texas Industries, Inc.(a)	22,777	569,425

		1,587,755

Consumer Finance 0.0%
Cash America International, Inc.	3,528	55,249
First Cash Financial Services, Inc.*	3,059	45,640
World Acceptance Corp.*	2,029	34,696

		135,585

Containers & Packaging 1.4%
AptarGroup, Inc.	25,300	787,842
Crown Holdings, Inc.*	27,195	618,142
Greif, Inc., Class A	11,400	379,506
Pactiv Corp.*	59,950	874,670
Rock-Tenn Co., Class A	29,716	803,818
Silgan Holdings, Inc.	18,772	986,281

		4,450,259

Distributors 0.6%
LKQ Corp.	138,612	1,977,993

Diversified Consumer Services 1.4%
American Public Education, Inc.*	33,350	1,402,701
Capella Education Co.*	23,251	1,232,303
Career Education Corp.	22,600	541,496
Hillenbrand, Inc.	7,323	117,241
Matthews International Corp., Class A	13,500	388,935
Pre-Paid Legal Services, Inc.*	918	26,649
Strayer Education, Inc.(a)	4,203	755,994
Universal Technical Institute, Inc.*	2,268	27,216

		4,492,535

Diversified Financial Services 1.0%
Financial Federal Corp.	87,690	1,857,274
Henderson Group PLC(b)	330,096	386,666
Interactive Brokers Group, Inc., Class A*	4,719	76,118
Nasdaq OMX Group, Inc. (The)*	30,400	595,232
Pico Holdings, Inc.*	6,956	209,167

		3,124,457

Diversified Telecommunication Services 0.3%
CenturyTel, Inc.	9,625	270,655
Cogent Communications Group, Inc.*	60,938	438,754
NTELOS Holdings Corp.	9,400	170,516

		879,925

Electric Utilities 1.3%
Brookfield Infrastructure Partners LP	76,539	1,011,846
Central Vermont Public Service Corp.	22,794	394,336
Cleco Corp.	7,025	152,372
Great Plains Energy, Inc.	23,400	315,198
Maine & Maritimes Corp.	488	17,080
UIL Holdings Corp.	25,400	566,928
UniSource Energy Corp.	33,958	957,276
Westar Energy, Inc.	36,000	631,080

		4,046,116

Electrical Equipment 0.4%
Acuity Brands, Inc.	4,996	112,610
Belden, Inc.	11,600	145,116
Brady Corp., Class A	7,506	132,331
EnerSys*	40,700	493,284
General Cable Corp.*	16,400	325,048
GrafTech International Ltd.*	7,366	45,374
Hubbell, Inc., Class B	2,592	69,880

		1,323,643

Electronic Equipment & Instruments 1.3%
Avnet, Inc.*	45,440	795,654
Benchmark Electronics, Inc.*	34,098	381,898
Brightpoint, Inc.*	6,048	25,885
Cognex Corp.	5,755	76,829
Coherent, Inc.*	664	11,454
CTS Corp.	3,634	13,119
Dolby Laboratories, Inc., Class A*	2,212	75,451
DTS, Inc.*	39,350	946,761
Electro Scientific Industries, Inc.*	4,545	26,906
Gerber Scientific, Inc.*	2,689	6,427
GSI Group, Inc.*	42,751	40,613
Insight Enterprises, Inc.*	2,894	8,856
Itron, Inc.	2,671	126,472
Keithley Instruments, Inc.	1,066	3,614
LoJack Corp.	1,507	6,827
Mercury Computer Systems, Inc.*	1,888	10,441
Methode Electronics, Inc.	28,451	101,855
Newport Corp.*	4,050	17,901
RadiSys Corp.*	2,802	16,980
Rofin-Sinar Technologies, Inc.*	17,400	280,488
Smart Modular Technologies WWH, Inc.*	127,680	176,198
SYNNEX Corp.*	2,308	45,398
Tech Data Corp.	11,400	248,292
Trimble Navigation Ltd.	13,700	209,336
TTM Technologies, Inc.*	55,315	320,827

		3,974,482

Energy Equipment & Services 0.7%
Atwood Oceanics, Inc.*	6,606	109,593
Basic Energy Services, Inc.*	12,927	83,638
CARBO Ceramics, Inc.	11,487	326,690
Dril-Quip, Inc.*	3,652	112,116
Lufkin Industries, Inc.	1,775	67,237
Matrix Service Co.*	3,355	27,578
NATCO Group, Inc., Class A*	12,100	229,053
National Oilwell Varco, Inc.*	2,504	71,890
Oceaneering International, Inc.	11,500	424,005
Oil States International, Inc.*	11,778	158,061
Pioneer Drilling Co.*	30,100	98,728
SEACOR Holdings, Inc.	1,102	64,258
Tidewater, Inc.	9,900	367,587
Unit Corp.	5,887	123,156

		2,263,590

Food & Staples Retailing 0.6%
Nash Finch Co.	1,738	48,821
Ruddick Corp.	40,600	911,470
Spartan Stores, Inc.	30,168	464,889
United Natural Foods, Inc.*	5,259	99,763
Weis Markets, Inc.	10,400	322,816

		1,847,759

Food Products 0.6%
American Italian Pasta Co., Class A*	1,684	58,620
Chiquita Brands International, Inc.*	20,500	135,915
Darling International, Inc.*	9,496	35,230
Diamond Foods, Inc.	2,054	57,368
Green Mountain Coffee Roasters, Inc.*	2,161	103,728
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Food Products (continued)
J&J Snack Foods Corp.	10,830	$374,610
Lancaster Colony Corp.	1,619	67,156
Lance, Inc.	1,937	40,328
Overhill Farms, Inc.*	9,563	36,531
Ralcorp Holdings, Inc.*	3,055	164,604
Sanderson Farms, Inc.	2,086	78,329
Smithfield Foods, Inc.	63,200	597,872
TreeHouse Foods, Inc.*	9,266	266,768

		2,017,059

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.*	7,900	136,196
ABIOMED, Inc.*	73,500	360,150
American Medical Systems Holdings, Inc.*	41,843	466,550
CONMED Corp.*	22,680	326,819
Cooper Cos., Inc. (The)	5,316	140,555
Cutera, Inc.*	71,027	453,863
Cyberonics, Inc.*	4,246	56,344
Edwards Lifesciences Corp.	920	55,780
Greatbatch, Inc.*	2,818	54,528
Haemonetics Corp.*	14,590	803,617
Hologic, Inc.	37,400	489,566
I-Flow Corp.*	166,150	606,448
ICU Medical, Inc.*	1,589	51,039
IDEXX Laboratories, Inc.	11,204	387,434
Immucor, Inc.*	15,200	382,280
Integra LifeSciences Holdings Corp.*	5,200	128,596
Invacare Corp.	11,767	188,625
Inverness Medical Innovations, Inc.	41,270	1,099,020
Kensey Nash Corp.*	3,346	71,169
Meridian Bioscience, Inc.	6,700	121,404
NuVasive, Inc.*	35,200	1,104,576
Palomar Medical Technologies, Inc.*	1,363	9,895
Sirona Dental Systems, Inc.*	10,800	154,656
STERIS Corp.	1,117	26,004
SurModics, Inc.*	9,600	175,200
Teleflex, Inc.	15,920	622,313
Thoratec Corp.*	5,299	136,131
VNUS Medical Technologies, Inc.*	11,100	236,097
Volcano Corp.*	40,000	582,000
Wright Medical Group, Inc.*	15,500	201,965

		9,628,820

Health Care Providers & Services 2.0%
Air Methods Corp.*	21,180	358,154
AMERIGROUP Corp.*	34,436	948,367
AMN Healthcare Services, Inc.*	54,089	275,854
Amsurg Corp.*	13,775	218,334
Catalyst Health Solutions, Inc.*	4,580	90,776
Centene Corp.*	14,234	256,497
Chemed Corp.	2,777	108,025
Emergency Medical Services Corp., Class A*	3,555	111,591
Gentiva Health Services, Inc.*	4,421	67,199
Health Management Associates, Inc., Class A*	151,032	389,663
HealthSpring, Inc.*	26,076	218,256
Healthways, Inc.*	66,750	585,398
Henry Schein, Inc.	8,900	356,089
HMS Holdings Corp.*	3,107	102,220
Hooper Holmes, Inc.*	289,100	130,095
IPC The Hospitalist Co., Inc.*	11,700	222,651
Landauer, Inc.	800	40,544
LHC Group, Inc.*	3,748	83,505
Lincare Holdings, Inc.	10,000	218,000
Magellan Health Services, Inc.*	5,016	182,783
Molina Healthcare, Inc.*	1,760	33,475
MWI Veterinary Supply, Inc.*	11,056	314,875
Owens & Minor, Inc.	21,488	711,897
PharMerica Corp.*	4,014	66,793
PSS World Medical, Inc.*	8,653	124,171
RehabCare Group, Inc.*	3,497	60,988
VCA Antech, Inc.	5,300	119,515

		6,395,715

Health Care Technology 1.4%
Allscripts-Misys Healthcare Solutions, Inc.	127,900	1,316,091
athenahealth, Inc.*(a)	99,131	2,390,049
Computer Programs & Systems, Inc.	1,375	45,746
Omnicell, Inc.*	81,350	636,157

		4,388,043

Hotels, Restaurants & Leisure 2.6%
AFC Enterprises, Inc.*	12,874	58,062
Ambassadors Group, Inc.	31,490	255,699
Bally Technologies, Inc.*	28,150	518,523
BJ’s Restaurants, Inc.*	32,137	447,026
Bob Evans Farms, Inc.	1,691	37,912
California Pizza Kitchen, Inc.*	2,767	36,192
CEC Entertainment, Inc.*	9,382	242,806
Choice Hotels International, Inc.	5,159	133,205
Cracker Barrel Old Country Store, Inc.	2,627	75,237
Darden Restaurants, Inc.	17,390	595,781
Domino’s Pizza, Inc.*	26,713	174,970
Einstein Noah Restaurant Group, Inc.*	1,161	6,769
Gaylord Entertainment Co.*	84,900	707,217
P.F. Chang’s China Bistro, Inc.*(a)	63,109	1,443,934
Panera Bread Co., Class A	3,801	212,476
Penn National Gaming, Inc.*	19,800	478,170
Premier Exhibitions, Inc.*	28,282	20,929
Ruth’s Hospitality Group, Inc.*	2,608	3,156
Scientific Games Corp., Class A	103,600	1,254,596
Vail Resorts, Inc.*	45,350	926,500
WMS Industries, Inc.*	35,359	739,357

		8,368,517

Household Durables 0.8%
iRobot Corp.*	21,681	164,776
M/I Homes, Inc.	17,700	123,723
Meritage Homes Corp.*	3,591	41,009
Newell Rubbermaid, Inc.	31,628	201,787
Stanley Works (The)	27,850	810,992
Toll Brothers, Inc.*	65,580	1,190,933
Universal Electronics, Inc.*	735	13,303

		2,546,523

Household Products 0.7%
Central Garden & Pet Co., Class A*	8,712	65,514
Church & Dwight Co., Inc.	15,300	799,119
Energizer Holdings, Inc.	28,240	1,403,246

		2,267,879

Industrial Conglomerates 0.1%
Raven Industries, Inc.	8,437	175,321
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Industrial Conglomerates (continued)
Tredegar Corp.	2,414	$39,420

		214,741

Information Technology Services 2.1%
Acxiom Corp.	15,774	116,728
Alliance Data Systems Corp.*	39,100	1,444,745
Broadridge Financial Solutions, Inc.	9,207	171,342
CACI International, Inc., Class A*	15,883	579,571
CIBER, Inc.*	10,058	27,458
CSG Systems International, Inc.*	43,936	627,406
CyberSource Corp.*	8,096	119,902
Forrester Research, Inc.*	35,326	726,302
Gevity HR, Inc.	60,918	240,626
Global Cash Access Holdings, Inc.*	14,450	55,199
Heartland Payment Systems, Inc.	3,007	19,876
Hewitt Associates, Inc., Class A	4,276	127,254
Information Services Group, Inc.*(a)	73,196	224,712
Mantech International Corp., Class A*	12,007	503,093
MAXIMUS, Inc.	2,008	80,039
NCI, Inc., Class A*	10,000	260,000
Perot Systems Corp., Class A*	55,180	710,718
SAIC, Inc.	5,776	107,838
Total System Services, Inc.	40,320	556,819
Wright Express Corp.*	4,662	84,942

		6,784,570

Insurance 2.7%
American Equity Investment Life Holding Co.	36,104	150,193
American Financial Group, Inc.	8,123	130,374
Amerisafe, Inc.*	4,956	75,926
Brown & Brown, Inc.	18,100	342,271
Delphi Financial Group, Inc., Class A	4,996	67,246
FBL Financial Group, Inc., Class A	11,400	47,310
Hanover Insurance Group, Inc. (The)	66,730	1,923,158
Harleysville Group, Inc.	4,300	136,783
HCC Insurance Holdings, Inc.	93,120	2,345,693
Infinity Property & Casualty Corp.	11,800	400,374
Navigators Group, Inc.*	11,922	562,480
Presidential Life Corp.	5,310	41,365
Reinsurance Group of America, Inc.	55,558	1,799,524
RLI Corp.	3,100	155,620
Safety Insurance Group, Inc.	4,864	151,173
Tower Group, Inc.	4,436	109,259
Zenith National Insurance Corp.	5,200	125,372

		8,564,121

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	523	1,083
Blue Nile, Inc.*(a)	33,129	998,839
NutriSystem, Inc.	3,550	50,659
PetMed Express, Inc.*	18,309	301,732
Stamps.com, Inc.*	34,700	336,590
Ticketmaster Entertainment, Inc.*	4,833	17,834

		1,706,737

Internet Software & Services 2.8%
Bankrate, Inc.*(a)	63,345	1,580,458
Chordiant Software, Inc.*	106,688	323,265
comScore, Inc.*	16,508	199,582
Constant Contact, Inc.*	111,650	1,561,983
DealerTrack Holdings, Inc.*	29,050	380,555
Dice Holdings, Inc.*	1,142	3,175
EarthLink, Inc.*	79,675	523,465
GSI Commerce, Inc.*(a)	32,299	423,117
j2 Global Communications, Inc.*	5,941	130,048
Ning, Inc.*(b)	63,095	315,790
Omniture, Inc.*	169,400	2,234,386
United Online, Inc.	96,484	430,319
Vocus, Inc.*	53,300	708,357

		8,814,500

Leisure Equipment & Products 0.3%
Arctic Cat, Inc.	44,009	168,555
JAKKS Pacific, Inc.*	33,395	412,428
Nautilus, Inc.*	95,300	60,039
Polaris Industries, Inc.	4,866	104,327
Pool Corp.	2,351	31,503
Sport Supply Group, Inc.	1,989	11,377
Sturm Ruger & Co., Inc.*	1,082	13,341

		801,570

Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A*	1,018	67,086
Charles River Laboratories International, Inc.	8,200	223,122
Dionex Corp.*	10,333	488,234
Illumina, Inc.*(a)	22,770	847,955
Life Technologies Corp.*	1,832	59,504
Techne Corp.	28,938	1,583,198

		3,269,099

Machinery 2.7%
Altra Holdings, Inc.*	2,677	10,387
Astec Industries, Inc.*	7,700	201,971
Bucyrus International, Inc.	47,600	722,568
Chart Industries, Inc.*	37,987	299,338
CIRCOR International, Inc.	2,121	47,765
Clarcor, Inc.	20,400	513,876
Dynamic Materials Corp.	21,559	197,480
EnPro Industries, Inc.*	4,712	80,575
ESCO Technologies, Inc.*	1,125	43,538
FreightCar America, Inc.	44,630	782,364
Gardner Denver, Inc.	9,506	206,660
Graco, Inc.	6,400	109,248
Harsco Corp.	50,050	1,109,608
Lindsay Corp.	4,200	113,400
Lydall, Inc.*	2,368	7,033
Middleby Corp.*	20,678	670,588
Mueller Industries, Inc.	22,200	481,518
Nordson Corp.	9,641	274,094
Robbins & Myers, Inc.	33,080	501,824
Sun Hydraulics Corp.	10,450	152,674
Tecumseh Products Co., Class A*	1,275	5,763
Tennant Co.	900	8,433
Titan International, Inc.	9,325	46,905
Toro Co.	13,724	331,846
Valmont Industries, Inc.	3,200	160,672
Wabtec Corp.	58,140	1,533,733
Watts Water Technologies, Inc., Class A	3,518	68,812

		8,682,673

Marine 0.1%
Kirby Corp.*	10,606	282,544

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Media 0.7%
CKX, Inc.*	34,459	$141,282
DreamWorks Animation SKG, Inc., Class A	6,811	147,390
E.W. Scripps Co. (The), Class A	4,125	5,569
Interactive Data Corp.	27,116	674,104
Lakes Entertainment, Inc.	46,938	96,223
Marvel Entertainment, Inc.*	29,738	789,544
Mediacom Communications Corp., Class A*	3,222	12,984
Morningstar, Inc.*	10,159	346,930

		2,214,026

Metals & Mining 0.6%
Allegheny Technologies, Inc.	28,360	621,935
Brush Engineered Materials, Inc.*	2,517	34,911
Compass Minerals International, Inc.	16,435	926,441
Haynes International, Inc.*	11,200	199,584

		1,782,871

Multi-Utility 0.3%
Avista Corp.	710	9,784
Black Hills Corp.	12,100	216,469
CH Energy Group, Inc.	1,942	91,080
CMS Energy Corp.	62,940	745,209

		1,062,542

Multiline Retail 0.1%
Dollar Tree, Inc.	7,005	312,073
Fred’s, Inc., Class A	4,892	55,182
HSN, Inc.*	1,939	9,966

		377,221

Natural Gas Utility 0.9%
Atmos Energy Corp.	11,048	255,430
Energen Corp.	15,300	445,689
Laclede Group, Inc. (The)	6,515	253,955
New Jersey Resources Corp.	12,212	414,964
Northwest Natural Gas Co.	4,681	203,249
Piedmont Natural Gas Co., Inc.	5,641	146,045
South Jersey Industries, Inc.	5,884	205,940
Southwest Gas Corp.	34,002	716,422
UGI Corp.	9,067	214,072
WGL Holdings, Inc.	1,421	46,609

		2,902,375

Office Electronics 0.1%
Zebra Technologies Corp., Class A	16,847	320,430

Oil, Gas & Consumable Fuels 2.5%
Alpha Natural Resources, Inc.*	2,905	51,564
Approach Resources, Inc.*	32,800	203,360
Arena Resources, Inc.*	19,700	501,956
Bill Barrett Corp.*	63,850	1,420,024
Cabot Oil & Gas Corp.	53,557	1,262,338
Carrizo Oil & Gas, Inc.*	34,885	309,779
Concho Resources, Inc.*	21,000	537,390
Contango Oil & Gas Co.*	24,673	967,182
Foundation Coal Holdings, Inc.	11,400	163,590
GMX Resources, Inc.*	22,286	144,859
Goodrich Petroleum Corp.*	1,018	19,708
Penn Virginia Corp.	22,404	245,996
PetroHawk Energy Corp.*	15,290	294,027
Petroleum Development Corp.*	1,712	20,219
Rex Energy Corp.*	62,078	178,164
Rosetta Resources, Inc.*	25,400	125,730
St. Mary Land & Exploration Co.	27,733	366,907
USEC, Inc.*	60,208	288,998
Whiting Petroleum Corp.	22,520	582,142
World Fuel Services Corp.	3,705	117,189

		7,801,122

Paper & Forest Products 0.0%
Buckeye Technologies, Inc.*	12,474	26,570
Clearwater Paper Corp.*	1,285	10,318
KapStone Paper and Packaging Corp.*	5,830	14,342

		51,230

Personal Products 1.1%
Alberto-Culver Co.	105,400	2,383,094
American Oriental Bioengineering, Inc.*	25,200	97,272
Chattem, Inc.*	6,499	364,269
Elizabeth Arden, Inc.*	23,700	138,171
Herbalife Ltd.	18,900	283,122
Prestige Brands Holdings, Inc.*	31,657	163,983

		3,429,911

Pharmaceuticals 0.8%
King Pharmaceuticals, Inc.*	19,016	134,443
Matrixx Initiatives, Inc.*	1,311	21,500
Medicis Pharmaceutical Corp., Class A	13,229	163,643
Microbia, Inc.*(b)	93,487	1,121,844
Par Pharmaceutical Cos., Inc.*	24,700	233,909
Questcor Pharmaceuticals, Inc.*	42,824	210,694
Salix Pharmaceuticals Ltd.*	5,644	53,618
Sucampo Pharmaceuticals, Inc., Class A*	760	4,659
ViroPharma, Inc.*	102,172	536,403
Vivus, Inc.*	2,228	9,625

		2,490,338

Professional Services 2.5%
Advisory Board Co. (The)*	34,439	570,998
COMSYS IT Partners, Inc.*	12,051	26,633
Corporate Executive Board Co. (The)	12,940	187,630
CoStar Group, Inc.*	65,229	1,973,177
Exponent, Inc.*	14,100	357,153
FTI Consulting, Inc.*	15,380	761,002
Heidrick & Struggles International, Inc.	2,105	37,343
Manpower, Inc.	30,890	973,962
On Assignment, Inc.*	1,487	4,030
School Specialty, Inc.*	19,900	350,041
Spherion Corp.*	5,859	12,187
Volt Information Sciences, Inc.*	124,300	826,595
Watson Wyatt Worldwide, Inc., Class A	36,379	1,796,031

		7,876,782

Real Estate Investment Trusts 1.8%
Arbor Realty Trust, Inc.	28,727	20,683
Capital Trust, Inc., Class A	6,439	7,083
Corporate Office Properties Trust SBI MD	2,191	54,402
DCT Industrial Trust, Inc.	58,600	185,762
DiamondRock Hospitality Co.	54,900	220,149
Digital Realty Trust, Inc.	3,800	126,084
Douglas Emmett, Inc.	14,100	104,199
Equity Lifestyle Properties, Inc.	8,078	307,772
Essex Property Trust, Inc.	3,700	212,158
Getty Realty Corp.	24,500	449,575
Healthcare Realty Trust, Inc.	60,560	907,794
Home Properties, Inc.	3,864	118,432
Kilroy Realty Corp.	4,110	70,651
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Real Estate Investment Trusts (continued)
LaSalle Hotel Properties	23,700	$138,408
Macerich Co. (The)	71,390	446,901
MFA Financial, Inc.	61,970	364,384
Mid-America Apartment Communities, Inc.	3,483	107,381
National Health Investors, Inc.	8,760	235,381
National Retail Properties, Inc.	15,948	252,616
PS Business Parks, Inc.	2,800	103,180
Realty Income Corp.	9,028	169,907
Senior Housing Properties Trust	13,555	190,041
SL Green Realty Corp.	6,100	65,880
Sovran Self Storage, Inc.	2,646	53,132
Tanger Factory Outlet Centers	8,859	273,389
Taubman Centers, Inc.	24,369	415,248

		5,600,592

Real Estate Management & Development 0.1%
Consolidated-Tomoka Land Co.	4,068	120,820
Market Leader, Inc.*	31,579	46,421

		167,241

Road & Rail 1.7%
Arkansas Best Corp.	2,981	56,699
Celadon Group, Inc.*	76,610	425,186
Con-way, Inc.	38,250	685,822
Heartland Express, Inc.	8,136	120,494
J.B. Hunt Transport Services, Inc.	83,700	2,018,007
Kansas City Southern	79,950	1,016,164
Knight Transportation, Inc.	53,669	813,622
Old Dominion Freight Line, Inc.*	3,445	80,923

		5,216,917

Semiconductors & Semiconductor Equipment 2.1%
Actel Corp.*	3,165	32,030
Advanced Energy Industries, Inc.*	3,699	27,853
Atmel Corp.	125,800	456,654
Cirrus Logic, Inc.*	926	3,482
Cohu, Inc.	2,526	18,187
Cypress Semiconductor Corp.	29,488	199,634
Exar Corp.*	7,960	49,670
FEI Co.*	4,559	70,345
Integrated Device Technology, Inc.	9,465	43,066
Lam Research Corp.	63,890	1,454,775
Linear Technology Corp.	22,630	520,037
Micrel, Inc.	48,319	340,166
MKS Instruments, Inc.*	5,949	87,272
Novellus Systems, Inc.*	50,320	836,822
NVIDIA Corp.*	89,860	886,020
Pericom Semiconductor Corp.*	3,003	21,952
Rudolph Technologies, Inc.*	3,507	10,626
Silicon Image, Inc.*	28,330	67,992
Silicon Laboratories, Inc.	2,126	56,126
Skyworks Solutions, Inc.*	37,794	304,620
Standard Microsystems Corp.*	9,534	177,332
Tessera Technologies, Inc.*	33,063	442,052
Ultra Clean Holdings*	82,700	88,489
Ultratech, Inc.*	2,842	35,497
Varian Semiconductor Equipment Associates, Inc.*	8,816	190,955
Volterra Semiconductor Corp.*	5,937	50,108

		6,471,762

Software 5.6%
Blackbaud, Inc.	151,328	1,756,918
Blackboard, Inc.*	103,565	3,287,153
Citrix Systems, Inc.*	23,840	539,738
Commvault Systems, Inc.*	120,450	1,321,337
Concur Technologies, Inc.*	45,750	877,943
Epicor Software Corp.*	5,102	19,439
EPIQ Systems, Inc.*	95,530	1,722,406
FactSet Research Systems, Inc.	51,500	2,574,485
Informatica Corp.*	11,066	146,735
Jack Henry & Associates, Inc.	4,200	68,544
JDA Software Group, Inc.*	3,648	42,134
Manhattan Associates, Inc.*	491	8,504
Mentor Graphics Corp.*	10,586	47,002
MICROS Systems, Inc.*	121,840	2,284,500
Monotype Imaging Holdings, Inc.*	51,434	192,363
NetScout Systems, Inc.*	3,426	24,530
Progress Software Corp.*	4,777	82,929
Quest Software, Inc.*	2,555	32,397
Soapstone Networks, Inc.	7,442	26,642
Solera Holdings, Inc.*	74,254	1,840,014
SPSS, Inc.*	5,111	145,306
Sybase, Inc.*	8,834	267,582
Synopsys, Inc.	11,452	237,400
Take-Two Interactive Software, Inc.	10,172	84,936
Taleo Corp., Class A*	3,652	43,167
TeleCommunication Systems, Inc., Class A*	385	3,530
Tyler Technologies, Inc.*	3,473	50,810

		17,728,444

Specialty Retail 2.8%
Aaron Rents, Inc.	8,877	236,661
Abercrombie & Fitch Co., Class A	6,800	161,840
Aeropostale, Inc.*	3,652	96,997
Cabela’s, Inc.*	4,799	43,719
Cato Corp. (The), Class A	3,614	66,064
Children’s Place Retail Stores, Inc. (The)*	2,955	64,685
Citi Trends, Inc.*	26,524	607,134
Coldwater Creek, Inc.*	65,400	164,154
Conn’s, Inc.*	10,100	141,804
Dress Barn, Inc.*	28,934	355,599
Finish Line (The), Class A	6,573	43,513
Genesco, Inc.	11,068	208,410
Haverty Furniture Cos., Inc.	17,100	180,063
Hibbett Sports, Inc.*	14,305	274,942
HOT Topic, Inc.*	11,396	127,521
J Crew Group, Inc.*	67,600	890,968
Jo-Ann Stores, Inc.*	13,888	226,930
JOS. A. Bank Clothiers, Inc.*	14,900	414,369
O’Reilly Automotive, Inc.*	71,380	2,499,014
OfficeMax, Inc.	55,800	174,096
Pier 1 Imports, Inc.*	201,500	112,840
Sally Beauty Holdings, Inc.*	2,300	13,064
Stage Stores, Inc.	35,727	360,128
Tractor Supply Co.*	8,508	306,799
Urban Outfitters, Inc.*	68,670	1,124,128

		8,895,442

Textiles, Apparel & Luxury Goods 1.1%
American Apparel, Inc.*	68,800	200,896
Carter’s, Inc.*	6,906	129,902
Fossil, Inc.*	5,333	83,728
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Textiles, Apparel & Luxury Goods (continued)
Iconix Brand Group, Inc.*	48,900	$432,765
Maidenform Brands, Inc.*	2,133	19,538
Phillips-Van Heusen Corp.	82,990	1,882,213
Steven Madden Ltd.*	20,925	392,971
Timberland Co. (The) Class A*	21,500	256,710
True Religion Apparel, Inc.*	2,150	25,392
UniFirst Corp.	1,880	52,339
Volcom, Inc.*	1,895	18,382
Wolverine World Wide, Inc.	5,917	92,187

		3,587,023

Thrifts & Mortgage Finance 0.7%
Brookline Bancorp, Inc.	27,797	264,072
Charter Financial Corp.	297	2,599
Dime Community Bancshares	17,450	163,681
First Niagara Financial Group, Inc.	9,666	105,359
MGIC Investment Corp.	44,500	63,190
NewAlliance Bancshares, Inc.	38,900	456,686
Provident Financial Services, Inc.	4,746	51,304
Trustco Bank Corp.	13,567	81,673
ViewPoint Financial Group	14,900	179,247
Westfield Financial, Inc.	97,970	862,136

		2,229,947

Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc.	17,700	298,599
Rush Enterprises, Inc., Class A*	130,341	1,162,642
WESCO International, Inc.*	19,735	357,598

		1,818,839

Wireless Telecommunication Services 0.1%
Centennial Communications Corp.*	18,900	156,114
Syniverse Holdings, Inc.*	9,614	151,517

		307,631

		227,482,749

Total Common Stocks (cost $403,646,498)		297,293,005

Exchange Traded Funds 1.2%
AUSTRALIA 0.2%(b)
Multi-Utility 0.0%
Hastings Diversified Utilities Fund	96,996	41,623

Transportation Infrastructure 0.2%
Australian Infrastructure Fund	460,308	529,426

		571,049

UNITED STATES 1.0%
Equity Funds 1.0%
iShares MSCI EAFE Index Fund	40,000	1,503,600
iShares MSCI EAFE Small Cap Index Fund	63,000	1,423,800
SPDR KBW Regional Banking	15,482	297,564

		3,224,964

		3,224,964

Total Exchange Traded Funds (cost $4,730,570)		3,796,013

Preferred Stocks 0.2%(b)
GERMANY 0.2%
Biotechnology 0.2%
Biotest AG	13,003	471,470

Health Care Equipment & Supplies 0.0%
Draegerwerk AG & Co. KGaA	4,992	105,161

Media 0.0%
ProSiebenSat.1 Media AG	31,597	51,411

		628,042

Total Preferred Stocks (cost $1,200,696)		628,042

	Principal	Market
	Amount	Value
Warrants 0.0%
UNITED STATES 0.0%
Health Care Providers & Services 0.0%
Hythiam, Inc., Expiring 11/06/12	43,900	0

Total Warrants (cost $—)		0

		Market
	Shares	Value
Mutual Funds 4.5%(c)
UNITED STATES 4.5%
Money Market Fund 4.5%
AIM Liquid Assets Portfolio	14,152,721	14,152,721

Total Mutual Funds (cost $14,152,721)		14,152,721

	Principal	Market
	Amount	Value
Repurchase Agreements 1.7%(d)
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $5,423,549, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $5,528,385	$5,419,985	5,419,985

Total Repurchase Agreements (cost $5,419,985)		5,419,985

Total Investments (cost $429,150,470) (e) — 101.4%		321,289,766

Liabilities in excess of other assets — (1.4)%		(4,546,816)

NET ASSETS — 100.0%		$316,742,950

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $5,276,546.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of March 31, 2009.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $5,419,985.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund

(e)	At March 31, 2009, the tax basis cost of the fund’s investments was $438,422,137, tax unrealized appreciation and depreciation were $11,998,430 and $(129,130,801) respectively.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

KGaA	Limited partnership with shares

LP	Limited Partnership

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company

SGPS	Holding Enterprise

SpA	Limited share company

UK	United Kingdom
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Nationwide Fund

		Market
	Shares	Value
Common Stocks 96.6%
Aerospace & Defense 4.1%
Boeing Co.	73,300	2,608,014
Honeywell International, Inc.	118,700	3,306,982
ITT Corp.	253,800	9,763,686
Lockheed Martin Corp.	32,900	2,271,087
United Technologies Corp.	439,900	18,906,902

		36,856,671

Air Freight & Logistics 0.2%
FedEx Corp.	40,400	1,797,396

Auto Components 0.9%
BorgWarner, Inc.	424,400	8,615,320

Beverages 2.3%
Coca-Cola Co. (The)	102,600	4,509,270
PepsiCo, Inc.	313,300	16,128,684

		20,637,954

Biotechnology 2.1%
Amgen, Inc. *	80,800	4,001,216
Gilead Sciences, Inc. *	330,400	15,304,128

		19,305,344

Capital Markets 3.7%
Bank of New York Mellon Corp. (The)	90,300	2,550,975
Franklin Resources, Inc.	47,300	2,548,051
Goldman Sachs Group, Inc. (The)	108,300	11,481,966
Morgan Stanley	142,400	3,242,448
State Street Corp.	375,000	11,542,500
T. Rowe Price Group, Inc.	68,300	1,971,138

		33,337,078

Chemicals 1.0%
CF Industries Holdings, Inc.	29,800	2,119,674
Monsanto Co.	49,300	4,096,830
Praxair, Inc.	43,900	2,954,031

		9,170,535

Commercial Banks 2.2%
Bank of Hawaii Corp.	79,200	2,612,016
Royal Bank of Canada	266,100	7,764,504
Wells Fargo & Co.	650,000	9,256,000

		19,632,520

Communications Equipment 4.7%
Cisco Systems, Inc. *	1,044,643	17,518,663
Corning, Inc.	275,200	3,651,904
QUALCOMM, Inc.	552,050	21,480,266

		42,650,833

Computers & Peripherals 3.9%
Apple, Inc. *	51,800	5,445,216
Dell, Inc. *	277,300	2,628,804
EMC Corp. *	1,083,900	12,356,460
Hewlett-Packard Co.	184,000	5,899,040
International Business Machines Corp.	97,994	9,494,639

		35,824,159

Consumer Finance 0.6%
Capital One Financial Corp.	469,700	5,749,128

Distributors 0.2%
Genuine Parts Co.	71,200	2,126,032

Diversified Financial Services 2.6%
Bank of America Corp.	590,635	4,028,131
JPMorgan Chase & Co.	746,943	19,853,745

		23,881,876

Diversified Telecommunication Services 2.4%
AT&T, Inc.	296,000	7,459,200
TELUS Corp.	265,617	7,307,892
Verizon Communications, Inc.	223,700	6,755,740

		21,522,832

Electric Utilities 1.8%
Edison International	49,700	1,431,857
Great Plains Energy, Inc.	43,700	588,639
Northeast Utilities	119,000	2,569,210
PPL Corp.	418,800	12,023,748

		16,613,454

Electrical Equipment 1.1%
Emerson Electric Co.	350,000	10,003,000

Energy Equipment & Services 2.8%
ENSCO International, Inc.	241,800	6,383,520
Halliburton Co.	157,300	2,433,431
Schlumberger Ltd.	405,500	16,471,410

		25,288,361

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	51,900	2,404,008
CVS Caremark Corp.	348,420	9,578,066
Kroger Co. (The)	98,000	2,079,560
Safeway, Inc.	114,400	2,309,736
SYSCO Corp.	509,500	11,616,600
Wal-Mart Stores, Inc.	156,500	8,153,650

		36,141,620

Food Products 1.6%
Archer-Daniels-Midland Co.	78,000	2,166,840
Kraft Foods, Inc., Class A	548,000	12,214,920

		14,381,760

Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	72,200	3,698,084
Medtronic, Inc.	77,400	2,280,978
St. Jude Medical, Inc. *	189,668	6,890,638
Zimmer Holdings, Inc. *	64,300	2,346,950

		15,216,650

Health Care Providers & Services 3.3%
Aetna, Inc.	463,761	11,283,305
Express Scripts, Inc. *	51,500	2,377,755
McKesson Corp.	59,200	2,074,368
Quest Diagnostics, Inc.	248,200	11,784,536
UnitedHealth Group, Inc.	109,500	2,291,835

		29,811,799

Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	58,400	3,186,888
Yum! Brands, Inc.	132,700	3,646,596

		6,833,484

Household Durables 1.9%
Black & Decker Corp.	90,000	2,840,400
Stanley Works (The)	226,800	6,604,416
Toll Brothers, Inc. *	421,600	7,656,256

		17,101,072

Household Products 2.5%
Procter & Gamble Co. (The)	479,090	22,560,348

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The) *	309,400	1,797,614

Industrial Conglomerates 2.4%
3M Co.	291,000	14,468,520
General Electric Co.	722,815	7,307,660

		21,776,180

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Nationwide Fund

		Market
	Shares	Value
Information Technology Services 2.5%
Alliance Data Systems Corp. *(a)	287,100	10,608,345
Cognizant Technology Solutions Corp., Class A *	561,300	11,669,427

		22,277,772

Insurance 1.3%
Aflac, Inc.	195,900	3,792,624
MetLife, Inc.	369,634	8,416,566

		12,209,190

Internet Software & Services 0.5%
Google, Inc., Class A *	13,150	4,576,989

Machinery 2.3%
Caterpillar, Inc.	81,500	2,278,740
Cummins, Inc.	103,900	2,644,255
Deere & Co.	247,029	8,119,843
Eaton Corp.	78,400	2,889,824
PACCAR, Inc.	206,400	5,316,864

		21,249,526

Media 1.8%
Comcast Corp., Class A	695,300	9,483,892
Omnicom Group, Inc.	104,800	2,452,320
Walt Disney Co. (The)	258,600	4,696,176

		16,632,388

Metals & Mining 0.3%
Nucor Corp.	62,400	2,381,808

Multi-Utility 0.6%
CenterPoint Energy, Inc.	203,400	2,121,462
DTE Energy Co.	58,500	1,620,450
PG&E Corp.	35,400	1,352,988

		5,094,900

Multiline Retail 0.3%
J.C. Penney Co., Inc.	145,800	2,926,206

Natural Gas Utility 0.2%
Questar Corp.	23,500	691,605
UGI Corp.	59,800	1,411,878

		2,103,483

Oil, Gas & Consumable Fuels 10.0%
Apache Corp.	277,000	17,752,930
Chevron Corp.	139,544	9,382,939
ConocoPhillips	105,414	4,128,012
EOG Resources, Inc.	202,900	11,110,804
Exxon Mobil Corp.	486,743	33,147,198
Hess Corp.	182,770	9,906,134
Murphy Oil Corp.	38,400	1,719,168
Occidental Petroleum Corp.	67,200	3,739,680

		90,886,865

Pharmaceuticals 5.6%
Abbott Laboratories	84,900	4,049,730
Bristol-Myers Squibb Co.	139,700	3,062,224
Johnson & Johnson	360,140	18,943,364
Merck & Co., Inc.	162,500	4,346,875
Pfizer, Inc.	1,193,801	16,259,570
Wyeth	99,300	4,273,872

		50,935,635

Professional Services 0.6%
FTI Consulting, Inc. *	102,900	5,091,492

Real Estate Investment Trusts 0.4%
Plum Creek Timber Co., Inc.	112,400	3,267,468

Road & Rail 1.5%
Canadian National Railway Co.	249,400	8,841,230
CSX Corp.	80,100	2,070,585
Union Pacific Corp.	59,300	2,437,823

		13,349,638

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	1,045,868	15,740,313
NVIDIA Corp. *	663,500	6,542,110
Texas Instruments, Inc.	156,400	2,582,164

		24,864,587

Software 4.8%
Microsoft Corp.	1,226,194	22,525,184
Oracle Corp.	1,170,500	21,150,935

		43,676,119

Specialty Retail 3.7%
Best Buy Co., Inc.	92,900	3,526,484
Lowe’s Cos., Inc.	175,800	3,208,350
Staples, Inc.	561,240	10,164,056
TJX Cos., Inc.	365,400	9,368,856
Urban Outfitters, Inc. *	435,200	7,124,224

		33,391,970

Tobacco 2.5%
Altria Group, Inc.	211,000	3,380,220
Philip Morris International, Inc.	550,400	19,583,232

		22,963,452

Total Common Stocks (cost $1,049,869,294)		876,512,508

	Principal	Market
	Amount	Value
Repurchase Agreements 3.8%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $11,788,259, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $12,023,930	$11,788,167	11,788,167
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $9,477,952, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $9,477,952 (b)	9,477,889	9,477,889
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $13,731,537, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $14,006,094	13,731,465	13,731,465

Total Repurchase Agreements (cost $34,997,520)		34,997,521

Total Investments (cost $1,084,866,814) (c) — 100.4%		911,510,029

Liabilities in excess of other assets — (0.4)%		(4,075,101)

NET ASSETS — 100.0%		$907,434,928

*	Denotes a non-income producing security.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Nationwide Fund

(a)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $10,077,928.

(b)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $9,477,889.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $1,132,288,157, tax unrealized appreciation and depreciation were $19,026,884 and $(239,805,012) respectively.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Nationwide Leaders Fund

		Market
	Shares	Value
Common Stocks 96.2%
Aerospace & Defense 4.3%
United Technologies Corp.	9,700	$416,906

Auto Components 2.3%
BorgWarner, Inc.	11,000	223,300

Capital Markets 5.7%
Goldman Sachs Group, Inc. (The)	2,590	274,592
State Street Corp.	9,000	277,020

		551,612

Commercial Banks 2.6%
Wells Fargo & Co.	17,600	250,624

Communications Equipment 9.0%
Cisco Systems, Inc. *	27,220	456,479
QUALCOMM, Inc.	10,600	412,446

		868,925

Consumer Finance 2.1%
Capital One Financial Corp.	16,700	204,408

Energy Equipment & Services 4.2%
Schlumberger Ltd.	9,900	402,138

Food Products 4.0%
Kraft Foods, Inc., Class A	17,400	387,846

Health Care Providers & Services 6.7%
Aetna, Inc.	11,480	279,308
Quest Diagnostics, Inc.	7,720	366,546

		645,854

Household Durables 2.4%
Toll Brothers, Inc. *	12,900	234,264

Household Products 3.0%
Procter & Gamble Co. (The)	6,000	282,540

Industrial Conglomerate 4.4%
3M Co.	8,400	417,648

Information Technology Services 8.1%
Alliance Data Systems Corp. *	8,800	325,160
Cognizant Technology Solutions Corp., Class A *	21,740	451,974

		777,134

Insurance 2.2%
Aflac, Inc.	10,800	209,088

Machinery 3.8%
Deere & Co.	11,020	362,227

Oil, Gas & Consumable Fuels 6.1%
Apache Corp.	4,300	275,587
EOG Resources, Inc.	5,700	312,132

		587,719

Pharmaceuticals 7.9%
Johnson & Johnson	7,470	392,922
Pfizer, Inc.	26,800	365,016

		757,938

Road & Rail 4.4%
Canadian National Railway Co.	11,900	421,855

Software 5.0%
Oracle Corp.	26,500	478,855

Specialty Retail 4.0%
TJX Cos., Inc.	15,140	388,190

Tobacco 4.0%
Philip Morris International, Inc.	10,770	383,197

Total Common Stocks (cost $11,118,493)		9,252,268

	Principal	Market
	Amount	Value
Repurchase Agreements 5.8%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $257,239, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $262,382	$257,237	$257,237
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $299,644, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $305,636	299,643	299,643

Total Repurchase Agreements (cost $556,879)		556,880

Total Investments (cost $11,675,372) (a) — 102.0%		9,809,148

Liabilities in excess of other assets — (2.0)%		(189,038)

NET ASSETS — 100.0%		$9,620,110

*	Denotes a non-income producing security.

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $12,005,853, tax unrealized appreciation and depreciation were $274,033 and $(2,470,738) respectively.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 2.7%
Boeing Co.	159,750	$5,683,905
General Dynamics Corp.	84,970	3,533,902
Goodrich Corp.	27,261	1,032,919
Honeywell International, Inc.	161,756	4,506,522
ITT Corp.	40,001	1,538,839
L-3 Communications Holdings, Inc.	26,154	1,773,241
Lockheed Martin Corp.	73,065	5,043,677
Northrop Grumman Corp.	72,054	3,144,437
Precision Castparts Corp.	30,832	1,846,837
Raytheon Co.	88,909	3,462,117
Rockwell Collins, Inc.	34,824	1,136,655
United Technologies Corp.	207,247	8,907,476

		41,610,527

Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc.	37,450	1,708,095
Expeditors International of Washington, Inc.	46,700	1,321,143
FedEx Corp.	68,478	3,046,586
United Parcel Service, Inc., Class B	218,940	10,776,227

		16,852,051

Airline 0.1%
Southwest Airlines Co. *	162,880	1,031,030

Auto Components 0.1%
Goodyear Tire & Rubber Co. (The) *	52,343	327,667
Johnson Controls, Inc.	130,788	1,569,456

		1,897,123

Automobiles 0.2%(a)
Ford Motor Co. *	527,407	1,387,080
General Motors Corp.	136,506	264,822
Harley-Davidson, Inc.	51,556	690,335

		2,342,237

Beverages 2.7%
Brown-Forman Corp., Class B	19,673	763,903
Coca-Cola Co. (The)	437,834	19,242,804
Coca-Cola Enterprises, Inc.	69,880	921,717
Constellation Brands, Inc., Class A *	42,276	503,084
Dr Pepper Snapple Group, Inc. *	55,000	930,050
Molson Coors Brewing Co., Class B	32,982	1,130,623
Pepsi Bottling Group, Inc.	29,901	662,008
PepsiCo, Inc.	342,337	17,623,509

		41,777,698

Biotechnology 2.1%
Amgen, Inc. *	227,411	11,261,393
Biogen Idec, Inc. *	65,438	3,430,260
Celgene Corp. *	101,103	4,488,973
Cephalon, Inc. *	15,200	1,035,120
Genzyme Corp. *	59,697	3,545,405
Gilead Sciences, Inc. *	200,397	9,282,389

		33,043,540

Building Products 0.0%
Masco Corp.	79,860	557,423

Capital Markets 2.5%
Ameriprise Financial, Inc.	48,201	987,638
Bank of New York Mellon Corp. (The)	252,798	7,141,544
Charles Schwab Corp. (The)	206,226	3,196,503
E*Trade Financial Corp. *(a)	133,884	171,372
Federated Investors, Inc., Class B	19,633	437,031
Franklin Resources, Inc.	33,296	1,793,656
Goldman Sachs Group, Inc. (The)	101,574	10,768,875
Invesco Ltd.	83,500	1,157,310
Janus Capital Group, Inc.	36,362	241,807
Legg Mason, Inc.	31,497	500,802
Morgan Stanley	236,409	5,383,033
Northern Trust Corp.	49,144	2,939,794
State Street Corp. (a)	95,021	2,924,746
T. Rowe Price Group, Inc.	56,314	1,625,222

		39,269,333

Chemicals 2.0%
Air Products & Chemicals, Inc.	46,115	2,593,969
CF Industries Holdings, Inc.	10,500	746,865
Dow Chemical Co. (The)	203,381	1,714,502
E.I. Du Pont de Nemours & Co.	198,534	4,433,264
Eastman Chemical Co.	15,906	426,281
Ecolab, Inc.	36,957	1,283,517
International Flavors & Fragrances, Inc.	14,873	453,032
Monsanto Co.	120,506	10,014,049
PPG Industries, Inc.	36,195	1,335,595
Praxair, Inc.	67,539	4,544,699
Rohm & Haas Co.	26,566	2,094,463
Sigma-Aldrich Corp.	27,209	1,028,228

		30,668,464

Commercial Banks 1.9%
BB&T Corp. (a)	123,092	2,082,717
Comerica, Inc.	33,440	612,286
Fifth Third Bancorp (a)	130,625	381,425
First Horizon National Corp.	46,513	499,554
Huntington Bancshares, Inc. (a)	85,818	142,458
KeyCorp	108,881	856,894
M&T Bank Corp. (a)	17,160	776,318
Marshall & Ilsley Corp.	56,555	318,405
PNC Financial Services Group, Inc.	94,178	2,758,474
Regions Financial Corp.	149,931	638,706
SunTrust Banks, Inc.	78,576	922,482
U.S. Bancorp	386,140	5,641,505
Wells Fargo & Co.	932,110	13,273,247
Zions Bancorporation (a)	26,157	257,123

		29,161,594

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	23,054	515,026
Cintas Corp.	28,931	715,174
Iron Mountain, Inc. *	38,900	862,413
Pitney Bowes, Inc.	45,425	1,060,674
Republic Services, Inc.	70,899	1,215,918
RR Donnelley & Sons Co.	44,533	326,427
Stericycle, Inc. *	18,800	897,324
Waste Management, Inc.	108,142	2,768,435

		8,361,391

Communications Equipment 3.0%
Ciena Corp. *	21,276	165,527
Cisco Systems, Inc. *	1,283,887	21,530,785
Corning, Inc.	342,094	4,539,588
Harris Corp.	29,400	850,836
JDS Uniphase Corp. *	45,693	148,502
Juniper Networks, Inc. *	114,899	1,730,379
Motorola, Inc.	500,919	2,118,887
QUALCOMM, Inc.	362,835	14,117,910
Tellabs, Inc. *	85,585	391,979

		45,594,393

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Computers & Peripherals 5.1%
Apple, Inc. *	195,861	$20,588,908
Dell, Inc. *	380,713	3,609,159
EMC Corp. *	442,600	5,045,640
Hewlett-Packard Co.	527,129	16,899,756
International Business Machines Corp.	295,126	28,594,758
Lexmark International, Inc., Class A *	18,077	304,959
NetApp, Inc. *	72,847	1,081,050
QLogic Corp. *	27,753	308,614
SanDisk Corp. *	49,782	629,742
Sun Microsystems, Inc. *	160,107	1,171,983
Teradata Corp. *	38,100	617,982

		78,852,551

Construction & Engineering 0.2%
Fluor Corp.	39,966	1,380,825
Jacobs Engineering Group, Inc. *	27,100	1,047,686

		2,428,511

Construction Materials 0.1%(a)
Vulcan Materials Co.	24,277	1,075,228

Consumer Finance 0.4%
American Express Co.	257,628	3,511,470
Capital One Financial Corp.	86,222	1,055,357
Discover Financial Services	105,932	668,431
SLM Corp. *	101,295	501,410

		5,736,668

Containers & Packaging 0.2%
Ball Corp.	20,814	903,327
Bemis Co., Inc.	21,639	453,770
Owens-Illinois, Inc. *	36,200	522,728
Pactiv Corp. *	28,983	422,862
Sealed Air Corp.	34,287	473,161

		2,775,848

Distributors 0.1%
Genuine Parts Co.	35,128	1,048,922

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	23,547	1,844,437
H&R Block, Inc.	74,750	1,359,702

		3,204,139

Diversified Financial Services 2.8%
Bank of America Corp.	1,408,000	9,602,560
CIT Group, Inc.	78,381	223,386
Citigroup, Inc. (a)	1,185,743	2,999,930
CME Group, Inc.	14,597	3,596,555
IntercontinentalExchange, Inc. *	16,000	1,191,520
JPMorgan Chase & Co.	826,544	21,969,539
Leucadia National Corp. *	39,926	594,498
Moody’s Corp.	42,103	965,001
Nasdaq OMX Group, Inc. (The) *	30,300	593,274
NYSE Euronext	57,400	1,027,460

		42,763,723

Diversified Telecommunication Services 3.6%
AT&T, Inc.	1,296,226	32,664,895
CenturyTel, Inc.	22,468	631,800
Embarq Corp.	29,554	1,118,619
Frontier Communications Corp.	65,137	467,684
Qwest Communications International, Inc. (a)	323,446	1,106,186
Verizon Communications, Inc.	624,861	18,870,802
Windstream Corp.	97,805	788,308

		55,648,294

Electric Utilities 2.4%
Allegheny Energy, Inc.	37,306	864,380
American Electric Power Co., Inc.	89,376	2,257,638
Duke Energy Corp.	281,963	4,037,710
Edison International	71,769	2,067,665
Entergy Corp.	41,692	2,838,808
Exelon Corp.	144,827	6,573,698
FirstEnergy Corp. (a)	67,134	2,591,372
FPL Group, Inc.	89,980	4,564,685
Northeast Utilities	34,600	747,014
Pepco Holdings, Inc.	48,300	602,784
Pinnacle West Capital Corp.	22,710	603,178
PPL Corp.	82,627	2,372,221
Progress Energy, Inc.	60,666	2,199,749
Southern Co. (The)	171,088	5,238,715

		37,559,617

Electrical Equipment 0.4%
Cooper Industries Ltd., Class A	37,538	970,733
Emerson Electric Co.	166,151	4,748,595
Rockwell Automation, Inc.	31,252	682,544

		6,401,872

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	77,465	1,190,637
Amphenol Corp., Class A	38,100	1,085,469
FLIR Systems, Inc. *	33,200	679,936
Jabil Circuit, Inc.	42,197	234,615
Molex, Inc.	26,286	361,170
Tyco Electronics Ltd.	100,809	1,112,931

		4,664,758

Energy Equipment & Services 1.5%
Baker Hughes, Inc.	67,938	1,939,630
BJ Services Co.	64,371	640,491
Cameron International Corp. *	47,800	1,048,254
Diamond Offshore Drilling, Inc.	15,300	961,758
ENSCO International, Inc.	31,202	823,733
Halliburton Co.	197,377	3,053,422
Nabors Industries Ltd. *	62,380	623,176
National Oilwell Varco, Inc. *	91,868	2,637,530
Rowan Cos., Inc.	25,372	303,703
Schlumberger Ltd.	263,048	10,685,010
Smith International, Inc.	48,308	1,037,656

		23,754,363

Food & Staples Retailing 3.5%
Costco Wholesale Corp.	95,326	4,415,500
CVS Caremark Corp.	320,196	8,802,188
Kroger Co. (The)	143,599	3,047,171
Safeway, Inc.	94,376	1,905,451
SUPERVALU, Inc.	46,659	666,291
SYSCO Corp.	129,835	2,960,238
Wal-Mart Stores, Inc.	491,832	25,624,447
Walgreen Co.	217,104	5,636,020
Whole Foods Market, Inc. (a)	31,166	523,589

		53,580,895

Food Products 1.8%
Archer-Daniels-Midland Co.	141,186	3,922,147
Campbell Soup Co.	45,120	1,234,483
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Food Products (continued)
ConAgra Foods, Inc.	98,416	$1,660,278
Dean Foods Co. *	33,986	614,467
General Mills, Inc.	72,401	3,611,362
H.J. Heinz Co.	69,271	2,290,099
Hershey Co. (The)	36,545	1,269,939
Hormel Foods Corp.	15,400	488,334
J.M. Smucker Co. (The)	26,100	972,747
Kellogg Co.	55,514	2,033,478
Kraft Foods, Inc., Class A	323,299	7,206,335
McCormick & Co., Inc., Non-Voting Shares	25,795	762,758
Sara Lee Corp.	153,266	1,238,389
Tyson Foods, Inc., Class A	65,524	615,270

		27,920,086

Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	135,074	6,918,490
Becton, Dickinson & Co.	52,787	3,549,398
Boston Scientific Corp. *	330,435	2,626,958
C.R. Bard, Inc.	21,923	1,747,702
Covidien Ltd.	110,910	3,686,648
DENTSPLY International, Inc.	32,700	877,995
Hospira, Inc. *	33,174	1,023,750
Intuitive Surgical, Inc. *(a)	8,630	822,957
Medtronic, Inc.	246,002	7,249,679
St. Jude Medical, Inc. *	76,144	2,766,312
Stryker Corp.	52,508	1,787,372
Varian Medical Systems, Inc. *	27,376	833,325
Zimmer Holdings, Inc. *	49,064	1,790,836

		35,681,422

Health Care Providers & Services 2.1%
Aetna, Inc.	99,851	2,429,375
AmerisourceBergen Corp.	33,909	1,107,468
Cardinal Health, Inc.	79,300	2,496,364
CIGNA Corp.	59,648	1,049,208
Coventry Health Care, Inc. *	32,743	423,694
DaVita, Inc. *	22,900	1,006,455
Express Scripts, Inc. *	54,508	2,516,634
Humana, Inc. *	37,214	970,541
Laboratory Corp. of America Holdings *	23,823	1,393,407
McKesson Corp.	60,293	2,112,667
Medco Health Solutions, Inc. *	107,996	4,464,555
Patterson Cos., Inc. *	20,775	391,817
Quest Diagnostics, Inc.	34,360	1,631,413
Tenet Healthcare Corp. *	81,463	94,497
UnitedHealth Group, Inc.	267,393	5,596,535
WellPoint, Inc. *	109,643	4,163,145

		31,847,775

Health Care Technology 0.0%
IMS Health, Inc.	35,654	444,605

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	96,382	2,081,851
Darden Restaurants, Inc.	30,212	1,035,063
International Game Technology	65,115	600,360
Marriott International, Inc., Class A	64,683	1,058,214
McDonald’s Corp.	244,959	13,367,413
Starbucks Corp. *	161,677	1,796,232
Starwood Hotels & Resorts Worldwide, Inc.	40,508	514,452
Wyndham Worldwide Corp.	41,287	173,405
Wynn Resorts Ltd. *(a)	14,800	295,556
Yum! Brands, Inc.	101,179	2,780,399

		23,702,945

Household Durables 0.3%
Black & Decker Corp.	13,601	429,248
Centex Corp.	28,415	213,112
D.R. Horton, Inc.	60,758	589,353
Fortune Brands, Inc.	33,026	810,788
Harman International Industries, Inc.	12,694	171,750
KB Home	17,153	226,077
Leggett & Platt, Inc.	33,963	441,179
Lennar Corp., Class A	31,330	235,288
Newell Rubbermaid, Inc.	60,195	384,044
Pulte Homes, Inc.	46,399	507,141
Snap-on, Inc.	12,456	312,646
Stanley Works (The)	17,112	498,301
Whirlpool Corp.	16,428	486,105

		5,305,032

Household Products 2.8%
Clorox Co.	30,617	1,576,163
Colgate-Palmolive Co.	110,272	6,503,843
Kimberly-Clark Corp.	91,084	4,199,883
Procter & Gamble Co. (The)	644,653	30,356,710

		42,636,599

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The) *	146,844	853,164
Constellation Energy Group, Inc.	40,896	844,911
Dynegy, Inc., Class A *	117,341	165,451

		1,863,526

Industrial Conglomerates 2.0%
3M Co.	152,617	7,588,117
General Electric Co.	2,322,834	23,483,852
Textron, Inc.	54,530	313,002

		31,384,971

Information Technology Services 1.1%
Affiliated Computer Services, Inc., Class A *	21,495	1,029,396
Automatic Data Processing, Inc.	111,063	3,904,975
Cognizant Technology Solutions Corp., Class A *	64,238	1,335,508
Computer Sciences Corp. *	33,347	1,228,504
Convergys Corp. *	22,149	178,964
Fidelity National Information Services, Inc.	42,077	765,801
Fiserv, Inc. *	34,707	1,265,417
MasterCard, Inc., Class A	15,940	2,669,631
Paychex, Inc.	70,713	1,815,203
Total System Services, Inc.	38,900	537,209
Western Union Co. (The)	156,225	1,963,748

		16,694,356

Insurance 2.1%
Aflac, Inc.	102,867	1,991,505
Allstate Corp. (The)	118,006	2,259,815
American International Group, Inc. (a)	592,848	592,848
Aon Corp.	60,180	2,456,548
Assurant, Inc.	26,004	566,367
Chubb Corp.	77,526	3,280,900
Cincinnati Financial Corp.	35,790	818,517
Genworth Financial, Inc., Class A	100,405	190,770
Hartford Financial Services Group, Inc.	72,032	565,451
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Insurance (continued)
Lincoln National Corp.	56,417	$377,430
Loews Corp.	79,495	1,756,839
Marsh & McLennan Cos., Inc.	113,355	2,295,439
MBIA, Inc. *(a)	40,939	187,501
MetLife, Inc.	180,023	4,099,124
Principal Financial Group, Inc.	57,223	468,084
Progressive Corp. (The) *	148,969	2,002,143
Prudential Financial, Inc.	93,352	1,775,555
Torchmark Corp.	18,891	495,511
Travelers Cos., Inc. (The)	128,691	5,230,002
Unum Group	72,907	911,337
XL Capital Ltd., Class A	71,836	392,225

		32,713,911

Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	70,682	5,190,886
Expedia, Inc. *	45,500	413,140

		5,604,026

Internet Software & Services 1.7%
Akamai Technologies, Inc. *	37,511	727,713
eBay, Inc. *	237,105	2,978,039
Google, Inc., Class A *	52,707	18,345,199
VeriSign, Inc. *	42,383	799,767
Yahoo!, Inc. *	306,680	3,928,571

		26,779,289

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	58,347	221,719
Hasbro, Inc.	27,362	685,965
Mattel, Inc.	78,980	910,639

		1,818,323

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	38,292	1,243,724
Millipore Corp. *	12,220	701,550
PerkinElmer, Inc.	25,672	327,831
Thermo Fisher Scientific, Inc. *	92,058	3,283,709
Waters Corp. *	21,409	791,063

		6,347,877

Machinery 1.4%
Caterpillar, Inc.	132,392	3,701,680
Cummins, Inc.	44,364	1,129,064
Danaher Corp.	56,151	3,044,507
Deere & Co.	93,046	3,058,422
Dover Corp.	40,933	1,079,813
Eaton Corp.	36,407	1,341,962
Flowserve Corp.	12,300	690,276
Illinois Tool Works, Inc.	85,300	2,631,505
Ingersoll-Rand Co. Ltd., Class A	70,256	969,533
Manitowoc Co., Inc. (The)	30,900	101,043
PACCAR, Inc.	79,832	2,056,472
Pall Corp.	25,647	523,968
Parker Hannifin Corp.	35,348	1,201,125

		21,529,370

Media 2.4%
CBS Corp., Class B, Non-Voting	149,493	574,053
Comcast Corp., Class A	608,847	8,304,673
Comcast Corp., Special Class A	24,800	319,176
DIRECTV Group, Inc. (The) *	117,580	2,679,648
Gannett Co., Inc. (a)	49,618	109,160
Interpublic Group of Cos., Inc. *	103,375	425,905
McGraw-Hill Cos., Inc. (The)	69,179	1,582,124
Meredith Corp.	8,337	138,728
New York Times Co. (The), Class A (a)	27,663	125,037
News Corp., Class A	506,006	3,349,760
Omnicom Group, Inc.	68,505	1,603,017
Scripps Networks Interactive, Inc., Class A	17,500	393,925
Time Warner Cable, Inc.	79,097	1,961,595
Time Warner, Inc.	262,980	5,075,515
Viacom, Inc., Class B *	133,469	2,319,691
Walt Disney Co. (The)	408,350	7,415,636
Washington Post Co. (The), Class B	1,136	405,666

		36,783,309

Metals & Mining 0.9%
AK Steel Holding Corp.	25,600	182,272
Alcoa, Inc.	209,045	1,534,390
Allegheny Technologies, Inc.	21,525	472,043
Freeport-McMoRan Copper & Gold, Inc.	90,555	3,451,051
Newmont Mining Corp.	107,684	4,819,936
Nucor Corp.	69,123	2,638,425
Titanium Metals Corp.	17,300	94,631
United States Steel Corp. (a)	25,816	545,492

		13,738,240

Multi-Utility 1.6%
Ameren Corp.	46,855	1,086,567
CenterPoint Energy, Inc.	76,627	799,220
CMS Energy Corp.	50,749	600,868
Consolidated Edison, Inc.	60,253	2,386,621
Dominion Resources, Inc.	128,354	3,977,691
DTE Energy Co.	35,969	996,341
Integrys Energy Group, Inc.	17,195	447,758
NiSource, Inc.	59,619	584,266
PG&E Corp.	80,523	3,077,589
Public Service Enterprise Group, Inc.	111,356	3,281,661
SCANA Corp.	25,700	793,873
Sempra Energy	53,607	2,478,788
TECO Energy, Inc.	46,264	515,844
Wisconsin Energy Corp.	25,800	1,062,186
Xcel Energy, Inc.	100,052	1,863,969

		23,953,242

Multiline Retail 0.8%
Big Lots, Inc. *	18,348	381,272
Family Dollar Stores, Inc.	30,806	1,027,996
J.C. Penney Co., Inc.	48,959	982,607
Kohl’s Corp. *	67,054	2,837,725
Macy’s, Inc.	92,605	824,185
Nordstrom, Inc. (a)	35,160	588,930
Sears Holdings Corp. *(a)	12,072	551,811
Target Corp.	165,593	5,694,743

		12,889,269

Natural Gas Utility 0.2%
EQT Corp.	28,800	902,304
Nicor, Inc.	11,181	371,545
Questar Corp.	38,249	1,125,668

		2,399,517

Office Electronics 0.1%
Xerox Corp.	187,564	853,416

Oil, Gas & Consumable Fuels 11.3%
Anadarko Petroleum Corp.	101,214	3,936,212
Apache Corp.	73,619	4,718,242
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	22,800	$537,396
Chesapeake Energy Corp.	123,673	2,109,861
Chevron Corp.	440,919	29,647,394
ConocoPhillips	325,577	12,749,595
CONSOL Energy, Inc.	39,802	1,004,603
Devon Energy Corp.	97,614	4,362,370
El Paso Corp.	153,720	960,750
EOG Resources, Inc.	54,978	3,010,595
Exxon Mobil Corp.	1,086,923	74,019,456
Hess Corp.	62,444	3,384,465
Marathon Oil Corp.	155,687	4,093,011
Massey Energy Co.	19,500	197,340
Murphy Oil Corp.	41,938	1,877,564
Noble Energy, Inc.	38,100	2,052,828
Occidental Petroleum Corp.	178,286	9,921,616
Peabody Energy Corp.	58,802	1,472,402
Pioneer Natural Resources Co.	25,800	424,926
Range Resources Corp.	34,400	1,415,904
Southwestern Energy Co. *	75,600	2,244,564
Spectra Energy Corp.	141,621	2,002,521
Sunoco, Inc.	25,739	681,569
Tesoro Corp.	30,800	414,876
Valero Energy Corp.	113,649	2,034,317
Williams Cos., Inc. (The)	127,530	1,451,291
XTO Energy, Inc.	127,582	3,906,561

		174,632,229

Paper & Forest Products 0.2%
International Paper Co.	94,164	662,914
MeadWestvaco Corp.	37,124	445,117
Weyerhaeuser Co.	46,519	1,282,529

		2,390,560

Personal Products 0.2%
Avon Products, Inc.	93,877	1,805,255
Estee Lauder Cos., Inc. (The), Class A	25,599	631,015

		2,436,270

Pharmaceuticals 8.1%
Abbott Laboratories	339,934	16,214,852
Allergan, Inc.	67,658	3,231,346
Bristol-Myers Squibb Co.	435,429	9,544,604
Eli Lilly & Co.	222,469	7,432,689
Forest Laboratories, Inc. *	66,428	1,458,759
Johnson & Johnson	608,330	31,998,158
King Pharmaceuticals, Inc. *	53,505	378,280
Merck & Co., Inc.	463,645	12,402,504
Mylan, Inc. *(a)	67,067	899,368
Pfizer, Inc.	1,483,651	20,207,327
Schering-Plough Corp.	357,684	8,423,458
Watson Pharmaceuticals, Inc. *	22,744	707,566
Wyeth	292,779	12,601,208

		125,500,119

Professional Services 0.2%
Dun & Bradstreet Corp.	11,800	908,600
Equifax, Inc.	27,882	681,715
Monster Worldwide, Inc. *	26,795	218,379
Robert Half International, Inc.	33,701	600,889

		2,409,583

Real Estate Investment Trusts 0.8%
Apartment Investment & Management Co., Class A	27,614	151,325
AvalonBay Communities, Inc.	17,685	832,256
Boston Properties, Inc.	26,718	935,932
Equity Residential	60,065	1,102,193
HCP, Inc.	55,900	997,815
Health Care REIT, Inc.	24,600	752,514
Host Hotels & Resorts, Inc.	116,751	457,664
Kimco Realty Corp.	51,970	396,011
Plum Creek Timber Co., Inc.	36,289	1,054,921
ProLogis	59,850	389,025
Public Storage	27,648	1,527,552
Simon Property Group, Inc.	55,414	1,919,541
Ventas, Inc.	31,600	714,476
Vornado Realty Trust	30,989	1,030,071

		12,261,296

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	53,050	213,792

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	61,273	3,685,571
CSX Corp.	87,851	2,270,948
Norfolk Southern Corp.	80,677	2,722,849
Ryder System, Inc.	12,471	353,054
Union Pacific Corp.	110,704	4,551,042

		13,583,464

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *(a)	132,214	403,253
Altera Corp.	64,652	1,134,643
Analog Devices, Inc.	64,183	1,236,806
Applied Materials, Inc.	292,532	3,144,719
Broadcom Corp., Class A *	94,818	1,894,464
Intel Corp.	1,223,412	18,412,350
KLA-Tencor Corp.	37,461	749,220
Linear Technology Corp.	48,916	1,124,090
LSI Corp. *	139,948	425,442
MEMC Electronic Materials, Inc. *	49,258	812,264
Microchip Technology, Inc.	40,200	851,838
Micron Technology, Inc. *	168,172	682,778
National Semiconductor Corp.	43,737	449,179
Novellus Systems, Inc. *	21,449	356,697
NVIDIA Corp. *	118,224	1,165,689
Teradyne, Inc. *	36,763	161,022
Texas Instruments, Inc.	280,844	4,636,734
Xilinx, Inc.	60,432	1,157,877

		38,799,065

Software 4.0%
Adobe Systems, Inc. *	115,280	2,465,839
Autodesk, Inc. *	49,826	837,575
BMC Software, Inc. *	40,641	1,341,153
CA, Inc.	86,794	1,528,442
Citrix Systems, Inc. *	39,688	898,536
Compuware Corp. *	53,326	351,418
Electronic Arts, Inc. *	70,873	1,289,180
Intuit, Inc. *	70,671	1,908,117
McAfee, Inc. *	33,900	1,135,650
Microsoft Corp.	1,681,751	30,893,766
Novell, Inc. *	70,254	299,282
Oracle Corp.	843,608	15,243,997
Salesforce.com, Inc. *	23,300	762,609
Symantec Corp. *	181,135	2,706,157

		61,661,721

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A	19,431	$462,458
AutoNation, Inc. *(a)	26,087	362,088
AutoZone, Inc. *	8,390	1,364,382
Bed Bath & Beyond, Inc. *	57,165	1,414,834
Best Buy Co., Inc.	74,547	2,829,804
GameStop Corp., Class A *	36,100	1,011,522
Gap, Inc. (The)	102,623	1,333,073
Home Depot, Inc.	373,002	8,787,927
Lowe’s Cos., Inc.	322,452	5,884,749
Ltd. Brands, Inc.	59,636	518,833
O’Reilly Automotive, Inc. *	29,700	1,039,797
Office Depot, Inc. *	57,872	75,812
RadioShack Corp.	29,132	249,661
Sherwin-Williams Co. (The)	21,665	1,125,930
Staples, Inc.	157,005	2,843,361
Tiffany & Co.	27,123	584,772
TJX Cos., Inc.	91,657	2,350,085

		32,239,088

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	70,854	1,183,262
Nike, Inc., Class B	85,201	3,995,075
Polo Ralph Lauren Corp.	12,472	526,942
VF Corp.	19,437	1,110,047

		6,815,326

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	115,076	1,345,238
People’s United Financial, Inc.	76,700	1,378,299

		2,723,537

Tobacco 1.7%
Altria Group, Inc.	454,593	7,282,580
Lorillard, Inc.	37,000	2,284,380
Philip Morris International, Inc.	440,793	15,683,415
Reynolds American, Inc.	36,636	1,313,034

		26,563,409

Trading Companies & Distributors 0.1%
Fastenal Co. (a)	28,500	916,418
W.W. Grainger, Inc.	14,029	984,555

		1,900,973

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	87,400	2,659,582
Sprint Nextel Corp. *	630,293	2,250,146

		4,909,728

Total Common Stocks (cost $2,561,873,709)		1,523,593,459

	Principal	Market
	Amount	Value
Repurchase Agreements 3.4%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $16,320,562, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $16,646,844	$16,320,435	16,320,435
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $17,116,621, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $17,447,481 (b)	$17,105,374	$17,105,374
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $19,010,985, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $19,391,102	19,010,885	19,010,885

Total Repurchase Agreements (cost $52,436,694)		52,436,694

Total Investments (cost $2,614,310,403) (c) — 102.2%		1,576,030,153

Liabilities in excess of other assets — (2.2)%		(33,358,016)

NET ASSETS — 100.0%		$1,542,672,137

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $16,211,877.

(b)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $17,105,374.

(c)	At March 31, 2009, the tax basis cost of the fund’s investments was $2,655,095,524, tax unrealized appreciation and depreciation were $14,078,421 and $(1,093,143,792) respectively.

Ltd	Limited

REIT	Real Estate Investment Trust
At March 31, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

96	S&P 500 Futures	03/19/09	$19,075,200	$1,089,167

			$19,075,200	$1,089,167

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks 97.1%
Aerospace & Defense 1.8%
AAR Corp. *(a)	12,500	$156,750
Aerovironment, Inc. *(a)	3,500	73,150
American Science & Engineering, Inc.	2,900	161,820
Applied Signal Technology, Inc.	4,100	82,943
Argon ST, Inc. *(a)	4,200	79,674
Ascent Solar Technologies, Inc. *	2,500	10,150
Axsys Technologies, Inc. *	3,000	126,120
Ceradyne, Inc. *	8,500	154,105
Cubic Corp.	5,000	126,650
Curtiss-Wright Corp.	14,400	403,920
Ducommun, Inc.	3,400	49,436
Dyncorp International, Inc., Class A *	8,000	106,640
Esterline Technologies Corp. *	9,500	191,805
Gencorp, Inc. *	18,500	39,220
HEICO Corp.	7,200	174,960
Herley Industries, Inc. *	4,300	51,428
Hexcel Corp. *	31,000	203,670
Ladish Co., Inc. *	5,200	37,752
LMI Aerospace, Inc. *	2,800	20,272
Moog, Inc., Class A *	13,800	315,606
Orbital Sciences Corp. *	18,900	224,721
Stanley, Inc. *	2,900	73,631
Taser International, Inc. *	20,200	94,536
Teledyne Technologies, Inc. *	11,400	304,152
TransDigm Group, Inc. *	10,700	351,388
Triumph Group, Inc.	5,300	202,460

		3,816,959

Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings, Inc. *	4,300	74,605
Dynamex, Inc. *	2,800	36,624
Forward Air Corp.	9,300	150,939
HUB Group, Inc., Class A *	11,900	202,300
Pacer International, Inc.	11,300	39,550
Park-Ohio Holdings Corp. *	2,700	8,802

		512,820

Airlines 0.7%
AirTran Holdings, Inc. *	37,800	171,990
Alaska Air Group, Inc. *	11,600	203,812
Allegiant Travel Co. *(a)	4,400	200,024
Hawaiian Holdings, Inc. *	14,000	52,220
JetBlue Airways Corp. *	55,900	204,035
Republic Airways Holdings, Inc. *	11,300	73,224
SkyWest, Inc.	18,800	233,872
UAL Corp. *	46,400	207,872
US Airways Group, Inc. *	36,900	93,357

		1,440,406

Auto Components 0.3%
American Axle & Manufacturing Holdings, Inc.	15,100	19,932
Amerigon, Inc. *	7,200	26,640
ArvinMeritor, Inc.	24,200	19,118
Cooper Tire & Rubber Co. (a)	19,100	77,164
Dana Holding Corp. *	27,500	12,650
Dorman Products, Inc. *	3,400	31,722
Drew Industries, Inc. *	6,400	55,552
Exide Technologies *	24,300	72,900
Fuel Systems Solutions, Inc. *(a)	3,900	52,572
Hayes Lemmerz International, Inc. *	28,600	5,291
Lear Corp. *	20,400	15,300
Modine Manufacturing Co.	10,500	26,250
QUANTUM Fuel Systems Technologies Worldwide, Inc. *	21,800	17,440
Raser Technologies, Inc. *(a)	16,700	69,973
Spartan Motors, Inc.	10,550	42,411
Stoneridge, Inc. *(a)	4,900	10,339
Superior Industries International, Inc. (a)	7,500	88,875
Tenneco, Inc. *	15,200	24,776
Wonder Auto Technology, Inc. *	4,800	17,184

		686,089

Automobiles 0.0%
Winnebago Industries	9,400	49,914

Beverages 0.1%
Boston Beer Co., Inc., Class A *	2,700	56,322
Coca-Cola Bottling Co. Consolidated	1,300	67,665
National Beverage Corp. *	2,640	24,209

		148,196

Biotechnology 5.2%
Acadia Pharmaceuticals, Inc. *	11,000	10,450
Acorda Therapeutics, Inc. *	11,700	231,777
Affymax, Inc. *	3,800	61,218
Alexion Pharmaceuticals, Inc. *	26,300	990,458
Alkermes, Inc. *	30,800	373,604
Allos Therapeutics, Inc. *	17,100	105,678
Alnylam Pharmaceuticals, Inc. *	11,500	218,960
Amicus Therapeutics, Inc. *	1,600	14,608
Arena Pharmaceuticals, Inc. *	23,900	71,939
ARIAD Pharmaceuticals, Inc. *	28,000	33,320
Arqule, Inc. *	12,900	53,406
Array BioPharma, Inc. *(a)	15,100	39,864
Celera Corp. *	25,800	196,854
Cell Genesys, Inc. *	23,800	6,900
Celldex Therapeutics, Inc. *	4,800	31,248
Cepheid, Inc. *	18,400	126,960
Cougar Biotechnology, Inc. *	4,700	151,340
Cubist Pharmaceuticals, Inc. *	18,200	297,752
CV Therapeutics, Inc. *	20,400	405,552
Cytokinetics, Inc. *	11,200	19,040
Cytori Therapeutics, Inc. *(a)	6,900	11,868
Dendreon Corp. *(a)	31,700	133,140
Dyax Corp. *	18,000	45,180
Emergent Biosolutions, Inc. *	4,000	54,040
Enzon Pharmaceuticals, Inc. *(a)	14,500	88,015
Facet Biotech Corp. *	7,620	72,390
Genomic Health, Inc. *(a)	4,400	107,272
Geron Corp. *(a)	27,800	124,266
GTx, Inc. *(a)	6,000	63,480
Halozyme Therapeutics, Inc. *	19,300	105,378
Human Genome Sciences, Inc. *(a)	42,900	35,607
Idenix Pharmaceuticals, Inc. *	8,000	24,640
Idera Pharmaceuticals, Inc. *	6,500	42,055
ImmunoGen, Inc. *	16,100	114,310
Immunomedics, Inc. *	20,800	19,968
Incyte Corp Ltd. *(a)	24,700	57,798
InterMune, Inc. *	11,300	185,772
Isis Pharmaceuticals, Inc. *	29,100	436,791
Lexicon Pharmaceuticals, Inc. *	25,500	27,795
Ligand Pharmaceuticals, Inc., Class B *	33,000	98,340
MannKind Corp. *(a)	16,700	58,116
Marshall Edwards, Inc. *	3,900	1,560
Martek Biosciences Corp.	10,600	193,450
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
Maxygen, Inc. *	8,000	$54,400
Medarex, Inc. *	41,200	211,356
Metabolix, Inc. *(a)	6,200	42,284
Molecular Insight Pharmaceuticals, Inc. *(a)	5,700	20,292
Momenta Pharmaceuticals, Inc. *	8,600	94,686
Myriad Genetics, Inc. *	28,800	1,309,536
Nabi Biopharmaceuticals *	16,500	61,050
Nanosphere, Inc. *	4,100	20,377
Neurocrine Biosciences, Inc. *	12,500	44,375
Novavax, Inc. *	18,400	18,768
NPS Pharmaceuticals, Inc. *	15,300	64,260
Onyx Pharmaceuticals, Inc. *	17,870	510,188
Opko Health, Inc. *	15,300	14,994
Orexigen Therapeutics, Inc. *	6,600	17,226
OSI Pharmaceuticals, Inc. *	18,400	703,984
Osiris Therapeutics, Inc. *(a)	4,700	64,860
PDL BioPharma, Inc.	38,500	272,580
Pharmasset, Inc. *	6,600	64,746
Progenics Pharmaceuticals, Inc. *	8,600	56,674
Protalix BioTherapeutics, Inc. *	3,060	6,120
Regeneron Pharmaceuticals, Inc. *	20,000	277,200
Repligen Corp. *	9,900	47,421
Rexahn Pharmaceuticals, Inc. *(a)	7,300	5,110
Rigel Pharmaceuticals, Inc. *(a)	11,800	72,452
Sangamo BioSciences, Inc. *(a)	11,900	50,337
Savient Pharmaceuticals, Inc. *	17,500	86,625
Seattle Genetics, Inc. *	21,100	208,046
Synta Pharmaceuticals Corp. *	5,600	11,984
Targacept, Inc. *	5,900	15,812
Theravance, Inc. *(a)	16,700	283,900
United Therapeutics Corp. *	8,500	561,765
XOMA Ltd. *	36,100	19,133
Zymogenetics, Inc. *	12,100	48,279

		10,882,979

Building Products 0.5%
AAON, Inc.	4,250	77,010
American Woodmark Corp.	3,400	59,704
Ameron International Corp.	3,000	157,980
Apogee Enterprises, Inc.	9,300	102,114
Builders FirstSource, Inc. *(a)	4,400	8,888
China Architectural Engineering, Inc. *(a)	6,100	5,978
Gibraltar Industries, Inc.	8,700	41,064
Griffon Corp. *	17,265	129,488
Insteel Industries, Inc.	5,600	38,976
NCI Building Systems, Inc. *(a)	6,500	14,430
Quanex Building Products Corp.	12,000	91,200
Simpson Manufacturing Co., Inc.	12,000	216,240
Trex Co., Inc. *(a)	4,900	37,387
Universal Forest Products, Inc.	5,400	143,694

		1,124,153

Capital Markets 1.8%
Apollo Investment Corp.	45,900	159,732
Ares Capital Corp.	31,373	151,845
BGC Partners, Inc., Class A	11,000	24,310
BlackRock Kelso Capital Corp. *	4,281	17,937
Broadpoint Securities Group, Inc. *(a)	7,600	25,080
Calamos Asset Management, Inc., Class A	6,500	31,265
Capital Southwest Corp.	1,000	76,390
Cohen & Steers, Inc. (a)	5,400	60,264
Diamond Hill Investment Group, Inc.	700	27,524
Epoch Holding Corp.	3,500	24,045
Evercore Partners, Inc., Class A	3,200	49,440
FBR Capital Markets Corp. *	8,300	27,307
FCStone Group, Inc. *	7,450	16,986
GAMCO Investors, Inc., Class A (a)	2,500	81,625
GFI Group, Inc.	21,400	68,694
Gladstone Capital Corp.	6,800	42,568
Gladstone Investment Corp.	7,200	27,504
Greenhill & Co., Inc.	5,900	435,715
Harris & Harris Group, Inc. *(a)	8,300	30,710
Hercules Technology Growth Capital, Inc.	10,700	53,500
International Assets Holding Corp. *	1,400	14,266
KBW, Inc. *	8,900	181,115
Knight Capital Group, Inc., Class A *	30,300	446,622
Kohlberg Capital Corp.	5,700	17,442
LaBranche & Co., Inc. *	16,200	60,588
Ladenburg Thalmann Financial Services, Inc. *	24,500	12,985
MCG Capital Corp.	24,600	31,488
MVC Capital, Inc.	7,700	64,757
NGP Capital Resources Co.	7,000	34,790
optionsXpress Holdings, Inc. (a)	13,700	155,769
Patriot Capital Funding, Inc.	6,900	12,627
PennantPark Investment Corp.	6,700	25,125
Penson Worldwide, Inc. *(a)	5,400	34,722
Piper Jaffray Cos. *	6,400	165,056
Prospect Capital Corp.	9,600	81,792
Pzena Investment Management, Inc., Class A	2,000	3,820
Riskmetrics Group, Inc. *	6,900	98,601
Sanders Morris Harris Group, Inc.	6,200	24,180
Stifel Financial Corp. *	8,750	378,963
SWS Group, Inc.	7,900	122,687
Teton Advisors, Inc. *	36	0
thinkorswim Group, Inc. *	16,000	138,240
Thomas Weisel Partners Group, Inc. *	6,300	22,554
TradeStation Group, Inc. *	10,400	68,640
US Global Investors, Inc., Class A	4,100	19,967
Virtus Investment Partners, Inc. *	1,905	12,402
Westwood Holdings Group, Inc.	1,700	66,453

		3,728,092

Chemicals 1.6%
A. Schulman, Inc.	8,800	119,240
American Vanguard Corp.	6,100	78,690
Arch Chemicals, Inc.	8,000	151,680
Balchem Corp.	5,900	148,267
Calgon Carbon Corp. *	17,400	246,558
Ferro Corp.	14,300	20,449
Flotek Industries, Inc. *	7,500	11,775
GenTek, Inc. *	2,900	50,721
H.B. Fuller Co.	15,600	202,800
ICO, Inc. *(a)	8,900	18,334
Innophos Holdings, Inc.	3,300	37,224
Innospec, Inc.	7,600	28,652
Koppers Holdings, Inc.	6,700	97,284
Landec Corp. *	7,500	41,775
LSB Industries, Inc. *	5,600	55,384
Minerals Technologies, Inc.	6,100	195,505
NewMarket Corp.	4,300	190,490
NL Industries, Inc. (a)	2,200	22,000
Olin Corp.	24,100	343,907
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Chemicals (continued)
OM Group, Inc. *	9,900	$191,268
Penford Corp.	3,700	13,431
PolyOne Corp. *	30,200	69,762
Quaker Chemical Corp.	3,500	27,790
Rockwood Holdings, Inc. *(a)	13,500	107,190
Sensient Technologies Corp.	15,500	364,250
ShengdaTech, Inc. *(a)	9,800	30,380
Solutia, Inc. *	30,600	57,222
Spartech Corp.	10,000	24,600
Stepan Co.	2,000	54,600
W.R. Grace & Co. *	23,300	147,256
Westlake Chemical Corp. (a)	6,200	90,706
Zep, Inc.	6,750	69,052
Zoltek Cos., Inc. *	8,900	60,609

		3,368,851

Commercial Banks 6.3%
1st Source Corp.	4,700	84,835
Amcore Financial, Inc.	6,686	10,698
Ameris Bancorp	4,300	20,253
Ames National Corp.	2,000	34,180
Arrow Financial Corp.	2,900	68,701
Bancfirst Corp.	2,400	87,360
Banco Latinoamericano de Exportaciones SA	8,800	82,456
BancTrust Financial Group, Inc. (a)	5,600	35,448
Bank of the Ozarks, Inc. (a)	4,000	92,320
Banner Corp. (a)	4,900	14,259
Boston Private Financial Holdings, Inc.	17,700	62,127
Bryn Mawr Bank Corp.	2,200	37,070
Camden National Corp.	2,400	54,840
Capital City Bank Group, Inc. (a)	3,800	43,548
Capitol Bancorp Ltd. (a)	4,700	19,505
Cardinal Financial Corp.	7,700	44,198
Cascade Bancorp (a)	7,400	12,062
Cathay General Bancorp (a)	16,000	166,880
Centerstate Banks of Florida, Inc. (a)	2,900	31,929
Central Pacific Financial Corp.	9,300	52,080
Chemical Financial Corp.	7,700	160,237
Citizens & Northern Corp.	2,900	53,621
Citizens Republic Bancorp, Inc. *	40,800	63,240
City Bank (a)	4,500	14,850
City Holding Co.	5,200	141,908
CoBiz Financial, Inc.	6,100	32,025
Colonial BancGroup, Inc. (The) (a)	63,800	57,420
Columbia Banking System, Inc.	5,900	37,760
Community Bank System, Inc. (a)	10,500	175,875
Community Trust Bancorp, Inc.	4,600	123,050
CVB Financial Corp. (a)	21,400	141,882
East West Bancorp, Inc.	20,500	93,685
Encore Bancshares, Inc. *	2,100	18,627
Enterprise Financial Services Corp.	3,500	34,160
Farmers Capital Bank Corp.	2,000	31,340
Financial Institutions, Inc.	3,600	27,432
First Bancorp, Inc.	2,700	42,822
First Bancorp, North Carolina (a)	4,600	55,062
First Bancorp, Puerto Rico	23,000	97,980
First Busey Corp. (a)	8,200	63,632
First Commonwealth Financial Corp.	27,400	243,038
First Community Bancshares, Inc.	3,100	36,177
First Financial Bancorp	12,100	115,313
First Financial Bankshares, Inc. (a)	6,700	322,739
First Financial Corp.	3,600	132,840
First Merchants Corp.	7,100	76,609
First Midwest Bancorp, Inc. (a)	15,700	134,863
First South Bancorp, Inc. (a)	2,300	24,426
FirstMerit Corp.	26,100	475,020
FNB Corp.	27,770	212,996
Frontier Financial Corp. (a)	15,400	16,940
Glacier Bancorp, Inc. (a)	19,600	307,916
Green Bankshares, Inc. (a)	4,231	37,233
Guaranty Bancorp *	17,200	30,100
Hancock Holding Co.	8,300	259,624
Hanmi Financial Corp.	12,200	15,860
Harleysville National Corp.	13,800	83,628
Heartland Financial USA, Inc. (a)	4,200	56,868
Heritage Commerce Corp.	3,300	17,325
Home Bancshares, Inc.	4,324	86,350
IBERIABANK Corp.	5,100	234,294
Independent Bank Corp.	5,300	78,175
Integra Bank Corp.	6,800	12,852
International Bancshares Corp. (a)	16,450	128,310
Investors Bancorp, Inc. *	14,243	120,638
Lakeland Bancorp, Inc.	6,295	50,549
Lakeland Financial Corp.	3,900	74,841
MainSource Financial Group, Inc.	6,500	52,260
MB Financial, Inc.	11,200	152,320
Midwest Banc Holdings, Inc. (a)	7,100	7,171
Nara Bancorp, Inc.	7,500	22,050
National Penn Bancshares, Inc.	25,700	213,310
NBT Bancorp, Inc.	10,400	225,056
Northfield Bancorp, Inc.	6,300	68,859
Old National Bancorp	21,400	239,038
Old Second Bancorp, Inc. (a)	4,479	28,442
Oriental Financial Group, Inc.	7,900	38,552
Pacific Capital Bancorp NA	14,899	100,866
Pacific Continental Corp.	3,400	39,576
PacWest Bancorp	9,000	128,970
Park National Corp. (a)	3,600	200,700
Peapack Gladstone Financial Corp.	2,600	46,878
Pennsylvania Commerce Bancorp, Inc. *	1,700	31,280
Peoples Bancorp, Inc.	3,300	42,834
Pinnacle Financial Partners, Inc. *	7,700	182,567
PremierWest Bancorp	6,510	26,170
PrivateBancorp, Inc.	7,000	101,220
Prosperity Bancshares, Inc.	12,600	344,610
Provident Bankshares Corp.	9,700	68,385
Renasant Corp.	6,800	85,408
Republic Bancorp, Inc., Class A	2,900	54,143
S&T Bancorp, Inc. (a)	7,700	163,317
Sandy Spring Bancorp, Inc.	5,300	59,148
Santander BanCorp.	1,400	11,032
SCBT Financial Corp.	3,600	75,240
Seacoast Banking Corp. of Florida	4,800	14,544
Shore Bancshares, Inc.	2,700	45,225
Sierra Bancorp (a)	2,400	23,352
Signature Bank *	11,400	321,822
Simmons First National Corp., Class A	4,400	110,836
Smithtown Bancorp, Inc. (a)	3,100	34,968
South Financial Group, Inc. (The) (a)	27,600	30,360
Southside Bancshares, Inc.	3,842	72,614
Southwest Bancorp, Inc.	4,600	43,148
State Bancorp, Inc.	4,600	35,420
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
StellarOne Corp.	7,200	$85,752
Sterling Bancorp	5,800	57,420
Sterling Bancshares, Inc.	23,600	154,344
Sterling Financial Corp. (a)	16,900	34,983
Suffolk Bancorp	3,000	77,970
Sun Bancorp, Inc. *	4,755	24,678
Susquehanna Bancshares, Inc.	27,787	259,253
SVB Financial Group *	9,700	194,097
SY Bancorp, Inc.	4,228	102,740
Texas Capital Bancshares, Inc. *	8,900	100,214
Tompkins Financial Corp.	1,900	81,700
TowneBank	6,600	107,778
Trico Bancshares	4,500	75,330
Trustmark Corp. (a)	16,000	294,080
UCBH Holdings, Inc. (a)	38,000	57,380
UMB Financial Corp.	10,000	424,900
Umpqua Holdings Corp. (a)	19,400	175,764
Union Bankshares Corp.	4,300	59,555
United Bankshares, Inc. (a)	12,200	210,328
United Community Banks, Inc. (a)	13,369	55,615
United Security Bancshares	2,748	20,225
Univest Corp. of Pennsylvania	4,100	71,750
W Holding Co., Inc.	732	6,654
Washington Trust Bancorp, Inc.	4,300	69,875
WesBanco, Inc.	8,600	196,338
West Bancorporation, Inc.	5,500	40,975
West Coast Bancorp	5,200	11,544
Westamerica Bancorporation	9,400	428,264
Western Alliance Bancorp *(a)	7,000	31,920
Wilshire Bancorp, Inc.	6,100	31,476
Wintrust Financial Corp.	7,600	93,480
Yadkin Valley Financial Corp. (a)	3,700	27,565

		13,112,519

Commercial Services & Supplies 2.6%
ABM Industries, Inc. (a)	14,100	231,240
ACCO Brands Corp. *	17,700	17,346
American Ecology Corp.	5,300	73,882
American Reprographics Co. *	11,800	41,772
AMREP Corp. *	600	9,420
ATC Technology Corp. *	6,700	75,040
Bowne & Co., Inc.	8,903	28,579
Casella Waste Systems, Inc., Class A *	7,500	12,825
Cenveo, Inc. *	15,600	50,700
Clean Harbors, Inc. *	6,400	307,200
Comfort Systems USA, Inc.	13,000	134,810
Consolidated Graphics, Inc. *	3,200	40,704
Cornell Cos., Inc. *	3,600	58,932
Courier Corp.	3,300	50,061
Deluxe Corp.	16,600	159,858
EnergySolutions, Inc.	10,700	92,555
EnerNOC, Inc. *(a)	3,100	45,074
Ennis, Inc.	8,300	73,538
Fuel Tech, Inc. *(a)	6,100	63,806
G&K Services, Inc.	6,200	117,242
Geo Group, Inc. (The) *	16,500	218,625
GeoEye, Inc. *(a)	5,800	114,550
Healthcare Services Group, Inc.	13,550	202,844
Herman Miller, Inc.	18,100	192,946
HNI Corp. (a)	14,400	149,760
ICT Group, Inc. *	2,800	15,596
Innerworkings, Inc. *	10,100	43,127
Interface, Inc., Class A	17,300	51,727
Kimball International, Inc., Class B	10,100	66,256
Knoll, Inc.	15,700	96,241
M&F Worldwide Corp. *	3,800	44,498
McGrath Rentcorp	7,600	119,776
Metalico, Inc. *(a)	8,000	13,600
Mine Safety Appliances Co.	10,000	200,200
Mobile Mini, Inc. *(a)	11,200	129,024
Multi-Color Corp.	3,400	41,582
PRG-Schultz International, Inc. *	4,800	13,632
Protection One, Inc. *	1,400	4,466
Rollins, Inc.	13,450	230,667
Schawk, Inc.	4,800	28,992
Standard Parking Corp. *	2,600	42,640
Standard Register Co. (The) (a)	4,700	21,526
SYKES Enterprises, Inc. *	10,700	177,941
Team, Inc. *	6,000	70,320
TETRA Tech, Inc. *	19,000	387,220
United Stationers, Inc. *	7,600	213,408
Viad Corp.	6,700	94,604
Waste Connections, Inc. *	25,700	660,490
Waste Services, Inc. *	7,600	32,528

		5,363,370

Communications Equipment 3.0%
3Com Corp. *	130,000	401,700
Acme Packet, Inc. *	8,100	49,167
ADTRAN, Inc.	18,100	293,401
Airvana, Inc. *	6,600	38,610
Anaren, Inc. *	4,600	50,324
Arris Group, Inc. *	39,520	291,262
Aruba Networks, Inc. *(a)	17,000	53,380
Avanex Corp. *	4,526	7,921
Avocent Corp. *	14,400	174,816
Bel Fuse, Inc., Class B	3,800	51,072
BigBand Networks, Inc. *	10,600	69,430
Black Box Corp.	5,700	134,577
Blue Coat Systems, Inc. *	10,700	128,507
Bookham, Inc. *	27,400	11,782
Cogo Group, Inc. *	7,600	50,768
Comtech Telecommunications Corp. *	9,100	225,407
DG FastChannel, Inc. *	5,800	108,866
Digi International, Inc. *	8,300	63,661
EMS Technologies, Inc. *	5,000	87,300
Emulex Corp. *	27,300	137,319
Extreme Networks *	28,600	43,472
Finisar Corp. *	107,621	47,353
Globecomm Systems, Inc. *	6,400	37,056
Harmonic, Inc. *	30,400	197,600
Harris Stratex Networks, Inc., Class A *	8,300	31,955
Hughes Communications, Inc. *	2,300	27,669
Infinera Corp. *	29,900	221,260
InterDigital, Inc. *	14,600	376,972
Ixia *	13,800	71,346
Loral Space & Communications, Inc. *	3,800	81,168
MRV Communications, Inc. *	42,200	13,082
Netgear, Inc. *	11,400	137,370
Neutral Tandem, Inc. *	5,400	132,894
Nextwave Wireless, Inc. *	14,800	2,368
Oplink Communications, Inc. *	6,600	50,820
Opnext, Inc. *	8,900	15,219
Orbcomm, Inc. *	10,100	14,847
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
Palm, Inc. *	34,600	$298,252
ParkerVision, Inc. *(a)	7,400	12,506
PC-Tel, Inc.	6,100	26,230
Plantronics, Inc.	15,800	190,706
Polycom, Inc. *	28,200	433,998
Powerwave Technologies, Inc. *	35,900	21,325
Riverbed Technology, Inc. *	18,100	236,748
Seachange International, Inc. *	10,000	57,200
ShoreTel, Inc. *	13,800	59,478
Sonus Networks, Inc. *	65,900	103,463
Starent Networks Corp. *	9,600	151,776
Sycamore Networks, Inc. *	61,800	165,006
Symmetricom, Inc. *	14,600	51,100
Tekelec *	21,000	277,830
UTStarcom, Inc. *	35,000	27,300
ViaSat, Inc. *	8,200	170,724

		6,215,363

Computers & Peripherals 0.8%
3PAR, Inc. *	8,600	56,502
Adaptec, Inc. *	39,100	93,840
Avid Technology, Inc. *	9,800	89,572
Compellent Technologies, Inc. *	4,500	48,825
Cray, Inc. *	10,700	37,450
Data Domain, Inc. *(a)	11,200	140,784
Electronics for Imaging, Inc. *	17,200	168,560
Hutchinson Technology, Inc. *(a)	7,700	20,020
Hypercom Corp. *	17,100	16,416
Imation Corp.	9,700	74,205
Immersion Corp. *	8,900	26,077
Intermec, Inc. *	19,900	206,960
Intevac, Inc. *	7,100	36,991
Isilon Systems, Inc. *	8,100	17,820
Netezza Corp. *	12,800	87,040
Novatel Wireless, Inc. *	10,300	57,886
Presstek, Inc. *	8,800	18,216
Quantum Corp. *	52,100	34,907
Rackable Systems, Inc. *	9,600	38,976
Rimage Corp. *	3,100	41,385
STEC, Inc. *	9,900	72,963
Stratasys, Inc. *	6,700	55,409
Super Micro Computer, Inc. *	7,500	36,900
Synaptics, Inc. *(a)	11,000	294,360

		1,772,064

Construction & Engineering 0.9%
Dycom Industries, Inc. *	13,000	75,270
EMCOR Group, Inc. *	21,900	376,023
Furmanite Corp. *	11,800	36,698
Granite Construction, Inc.	10,700	401,036
Great Lakes Dredge & Dock Corp.	12,700	38,227
Insituform Technologies, Inc., Class A *	11,900	186,116
Integrated Electrical Services, Inc. *	2,500	22,800
Layne Christensen Co. *	6,200	99,634
MasTec, Inc. *	15,600	188,604
Michael Baker Corp. *	2,300	59,800
Northwest Pipe Co. *	3,000	85,410
Orion Marine Group, Inc. *(a)	6,900	90,390
Perini Corp. *	16,200	199,260
Pike Electric Corp. *	5,500	50,875
Sterling Construction Co., Inc. *	3,700	66,008

		1,976,151

Construction Materials 0.1%
Headwaters, Inc. *	13,600	42,704
Texas Industries, Inc.	7,560	189,000
U.S. Concrete, Inc. *	11,700	23,400
United States Lime & Minerals, Inc. *	600	16,416

		271,520

Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc. (a)	13,700	23,153
Advanta Corp., Class B	12,150	8,019
Cardtronics, Inc. *	4,300	7,611
Cash America International, Inc.	9,400	147,204
CompuCredit Corp. *	5,600	13,720
Credit Acceptance Corp. *	1,900	40,831
Dollar Financial Corp. *	7,800	74,256
EZCORP, Inc., Class A *	14,500	167,765
First Cash Financial Services, Inc. *	6,300	93,996
First Marblehead Corp. (The) *	22,500	29,025
Nelnet, Inc., Class A *	5,700	50,388
World Acceptance Corp. *	5,300	90,630

		746,598

Containers & Packaging 0.4%
AEP Industries, Inc. *	1,700	25,959
Boise, Inc. *	10,100	6,161
BWAY Holding Co. *	2,400	18,936
Graphic Packaging Holding Co. *	39,600	34,452
Myers Industries, Inc.	9,200	56,488
Rock-Tenn Co., Class A	12,300	332,715
Silgan Holdings, Inc.	8,100	425,574

		900,285

Distributors 0.0%
Audiovox Corp., Class A *	5,700	19,551
Core-Mark Holding Co., Inc. *	3,100	56,482

		76,033

Diversified Consumer Services 1.2%
American Public Education, Inc. *	3,600	151,416
Capella Education Co. *(a)	4,600	243,800
Coinstar, Inc. *(a)	9,000	294,840
Corinthian Colleges, Inc. *	27,500	534,875
Grand Canyon Education, Inc. *	3,400	58,684
Jackson Hewitt Tax Service, Inc.	9,200	48,024
K12, Inc. *(a)	2,000	27,800
Learning Tree International, Inc. *	2,900	24,563
Lincoln Educational Services Corp. *	1,400	25,648
Matthews International Corp., Class A	10,100	290,981
Pre-Paid Legal Services, Inc. *(a)	2,500	72,575
Princeton Review, Inc. *	4,500	19,575
Regis Corp.	13,900	200,855
Sotheby’s (a)	21,700	195,300
Steiner Leisure Ltd. *	5,100	124,491
Stewart Enterprises, Inc., Class A (a)	27,000	87,480
Universal Technical Institute, Inc. *	7,000	84,000

		2,484,907

Diversified Financial Services 0.6%
Ampal American Israel, Class A *	3,800	6,498
Asset Acceptance Capital Corp. *	4,900	26,019
Compass Diversified Holdings	7,600	67,792
Encore Capital Group, Inc. *	4,400	19,932
Fifth Street Finance Corp.	3,300	25,542
Financial Federal Corp.	8,200	173,676
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (continued)
Interactive Brokers Group, Inc., Class A *	13,100	$211,303
Life Partners Holdings, Inc. (a)	2,375	40,518
MarketAxess Holdings, Inc. *	9,800	74,872
Medallion Financial Corp.	4,700	34,827
NewStar Financial, Inc. *	7,800	18,096
PHH Corp. *	17,500	245,875
Pico Holdings, Inc. *	5,200	156,364
Portfolio Recovery Associates, Inc. *(a)	4,900	131,516
Primus Guaranty Ltd. *	7,700	12,089
Resource America, Inc., Class A	3,600	14,364

		1,259,283

Diversified Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc.	14,000	93,800
Atlantic Tele-Network, Inc.	3,000	57,540
Cbeyond, Inc. *	7,700	144,991
Cincinnati Bell, Inc. *	74,400	171,120
Cogent Communications Group, Inc. *	14,400	103,680
Consolidated Communications Holdings, Inc.	7,454	76,478
FairPoint Communications, Inc. (a)	28,226	22,016
General Communication, Inc., Class A *	14,600	97,528
Global Crossing Ltd. *	8,500	59,500
Globalstar, Inc. *	13,600	4,760
iBasis, Inc. *	9,100	6,097
IDT Corp., Class B *	6,100	7,076
Iowa Telecommunications Services, Inc.	10,400	119,184
NTELOS Holdings Corp.	9,700	175,958
PAETEC Holding Corp. *	40,000	57,600
Premiere Global Services, Inc. *	20,000	176,400
Shenandoah Telecommunications Co.	7,400	168,720
tw telecom, Inc. *	47,400	414,750
Vonage Holdings Corp. *	14,500	5,800

		1,962,998

Electric Utilities 1.8%
Allete, Inc.	8,900	237,541
Central Vermont Public Service Corp.	3,700	64,010
Cleco Corp.	19,400	420,786
El Paso Electric Co. *	14,500	204,305
Empire District Electric Co. (The)	10,900	157,396
IDACORP, Inc.	14,600	341,056
ITC Holdings Corp.	15,900	693,558
MGE Energy, Inc.	7,100	222,727
Portland General Electric Co.	24,200	425,678
UIL Holdings Corp.	8,100	180,792
UniSource Energy Corp.	11,100	312,909
Westar Energy, Inc.	33,800	592,514

		3,853,272

Electrical Equipment 1.8%
A.O. Smith Corp.	6,400	161,152
Acuity Brands, Inc.	13,100	295,274
Advanced Battery Technologies, Inc. *	14,000	29,960
Akeena Solar, Inc. *	6,800	7,616
American Superconductor Corp. *(a)	13,600	235,416
AZZ, Inc. *(a)	3,900	102,921
Baldor Electric Co. (a)	14,900	215,901
Beacon Power Corp. *	24,100	11,327
Belden, Inc.	15,000	187,650
Brady Corp., Class A	16,213	285,835
Capstone Turbine Corp. *	41,600	29,952
China BAK Battery, Inc. *	10,400	17,784
Coleman Cable, Inc. *	2,600	5,538
Encore Wire Corp. (a)	5,900	126,437
Ener1, Inc. *(a)	13,100	67,727
Energy Conversion Devices, Inc. *	14,500	192,415
EnerSys *	8,900	107,868
Evergreen Solar, Inc. *(a)	46,400	98,832
Franklin Electric Co., Inc.	7,400	163,762
FuelCell Energy, Inc. *	22,200	53,280
Fushi Copperweld, Inc. *	4,700	22,560
GrafTech International Ltd. *	38,600	237,776
GT Solar International, Inc. *	9,800	65,072
Harbin Electric, Inc. *	2,400	14,760
II-VI, Inc. *	7,900	135,722
LaBarge, Inc. *	3,900	32,643
LSI Industries, Inc.	6,100	31,537
Medis Technologies Ltd. *	6,800	2,992
Microvision, Inc. *	21,600	27,864
Orion Energy Systems, Inc. *	2,900	12,789
Plug Power, Inc. *	25,500	22,185
Polypore International, Inc. *	5,100	20,502
Powell Industries, Inc. *(a)	2,400	84,744
Power-One, Inc. *	23,700	20,856
PowerSecure International, Inc. *	5,500	18,810
Preformed Line Products Co.	900	33,876
Regal-Beloit Corp.	10,400	318,656
Ultralife Corp. *	4,100	31,693
Valence Technology, Inc. *	17,400	37,062
Vicor Corp.	6,200	30,318
Woodward Governor Co.	19,000	212,420

		3,811,484

Electronic Equipment & Instruments 1.8%
Agilysys, Inc.	7,400	31,820
Anixter International, Inc. *	9,600	304,128
Benchmark Electronics, Inc. *	21,800	244,160
Brightpoint, Inc. *	16,100	68,908
Checkpoint Systems, Inc. *	12,800	114,816
China Security & Surveillance Technology, Inc. *(a)	10,200	39,168
Cogent, Inc. *	13,300	158,270
Cognex Corp.	12,800	170,880
Coherent, Inc. *	7,600	131,100
Comverge, Inc. *	7,100	49,345
CPI International, Inc. *	3,000	28,200
CTS Corp.	10,900	39,349
Daktronics, Inc. (a)	10,600	69,430
DTS, Inc. *	5,800	139,548
Echelon Corp. *	9,600	77,664
Electro Rent Corp.	6,800	65,552
Electro Scientific Industries, Inc. *	8,800	52,096
Elixir Gaming Technologies, Inc. *	22,600	2,486
FARO Technologies, Inc. *	5,400	72,576
Gerber Scientific, Inc. *	7,600	18,164
ICx Technologies, Inc. *	4,400	17,820
Insight Enterprises, Inc. *	15,200	46,512
IPG Photonics Corp. *	6,200	52,204
L-1 Identity Solutions, Inc. *	23,400	119,574
Littelfuse, Inc. *	7,000	76,930
Maxwell Technologies, Inc. *	6,400	44,480
Measurement Specialties, Inc. *	4,700	19,223
Mercury Computer Systems, Inc. *	7,200	39,816
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Electronic Equipment & Instruments (continued)
Methode Electronics, Inc.	12,300	$44,034
MTS Systems Corp.	5,700	129,675
Multi-Fineline Electronix, Inc. *	2,800	47,152
Newport Corp. *	11,700	51,714
OSI Systems, Inc. *	5,100	77,826
Park Electrochemical Corp.	6,600	114,048
PC Connection, Inc. *	3,100	11,780
PC Mall, Inc. *	3,600	16,344
Plexus Corp. *	12,900	178,278
RadiSys Corp. *	7,300	44,238
Rofin-Sinar Technologies, Inc. *	9,600	154,752
Rogers Corp. *	5,500	103,840
Sanmina-SCI Corp. *	151,000	46,055
ScanSource, Inc. *	8,500	157,930
Smart Modular Technologies WWH, Inc. *	14,500	20,010
SYNNEX Corp. *	5,600	110,152
Technitrol, Inc.	13,400	22,914
TTM Technologies, Inc. *	13,800	80,040
Universal Display Corp. *(a)	9,400	86,198
Zygo Corp. *	4,300	19,737

		3,810,936

Energy Equipment & Services 1.1%
Allis-Chalmers Energy, Inc. *	9,200	17,756
Basic Energy Services, Inc. *	13,300	86,051
Bolt Technology Corp. *	2,800	19,908
Bristow Group, Inc. *(a)	7,800	167,154
Bronco Drilling Co., Inc. *	8,500	44,710
Cal Dive International, Inc. *	14,262	96,554
CARBO Ceramics, Inc. (a)	6,600	187,704
Complete Production Services, Inc. *	15,600	48,048
Dawson Geophysical Co. *	2,500	33,750
Dril-Quip, Inc. *	10,000	307,000
ENGlobal Corp. *	8,600	39,044
Geokinetics, Inc. *	1,600	5,232
Gulf Island Fabrication, Inc.	4,000	32,040
Gulfmark Offshore, Inc. *	7,300	174,178
Hornbeck Offshore Services, Inc. *	7,500	114,300
ION Geophysical Corp. *	29,000	45,240
Lufkin Industries, Inc.	4,800	181,824
Matrix Service Co. *	8,400	69,048
Mitcham Industries, Inc. *	3,200	12,192
NATCO Group, Inc., Class A *	6,500	123,045
Natural Gas Services Group, Inc. *	3,900	35,100
Newpark Resources *	29,100	73,623
OYO Geospace Corp. *	1,300	16,978
Parker Drilling Co. *	36,600	67,344
PHI, Inc., Non-Voting Shares *	4,400	43,912
Pioneer Drilling Co. *	16,100	52,808
RPC, Inc.	9,400	62,322
SulphCo, Inc. *(a)	12,700	13,589
Superior Well Services, Inc. *	5,400	27,702
T-3 Energy Services, Inc. *	4,000	47,120
Trico Marine Services, Inc. *(a)	4,200	8,820
Union Drilling, Inc. *	4,500	17,100
Willbros Group, Inc. *	12,500	121,250

		2,392,446

Food & Staples Retailing 1.0%
Andersons, Inc. (The)	5,900	83,426
Arden Group, Inc., Class A	300	35,052
Casey’s General Stores, Inc.	16,400	437,224
Great Atlantic & Pacific Tea Co. *	11,440	60,746
Ingles Markets, Inc., Class A	4,000	59,720
Nash Finch Co.	4,100	115,169
Pantry, Inc. (The) *	7,200	126,792
PriceSmart, Inc.	4,600	82,846
Ruddick Corp.	13,600	305,320
Spartan Stores, Inc.	7,100	109,411
Susser Holdings Corp. *	2,500	33,600
United Natural Foods, Inc. *	13,800	261,786
Village Super Market, Inc., Class A	2,000	62,340
Weis Markets, Inc.	3,600	111,744
Winn-Dixie Stores, Inc. *	17,500	167,300

		2,052,476

Food Products 2.1%
AgFeed Industries, Inc. *	7,700	17,402
Alico, Inc.	1,100	26,400
American Dairy, Inc. *	2,300	38,893
B&G Foods, Inc., Class A	6,400	33,280
Cal-Maine Foods, Inc. (a)	4,200	94,038
Calavo Growers, Inc.	3,300	39,666
Chiquita Brands International, Inc. *	14,000	92,820
Darling International, Inc. *	26,300	97,573
Diamond Foods, Inc. (a)	5,200	145,236
Farmer Bros Co.	2,200	39,160
Flowers Foods, Inc.	24,950	585,826
Fresh Del Monte Produce, Inc. *	13,500	221,670
Green Mountain Coffee Roasters, Inc. *(a)	5,600	268,800
Griffin Land & Nurseries, Inc.	900	31,500
Hain Celestial Group, Inc. (The) *	13,100	186,544
HQ Sustainable Maritime Industries, Inc. *	2,200	16,830
Imperial Sugar Co.	3,900	28,041
J&J Snack Foods Corp.	4,500	155,655
Lancaster Colony Corp.	6,500	269,620
Lance, Inc.	8,700	181,134
Lifeway Foods, Inc. *	1,600	12,800
Omega Protein Corp. *	6,000	15,840
Ralcorp Holdings, Inc. *	18,100	975,228
Reddy Ice Holdings, Inc.	6,000	8,820
Sanderson Farms, Inc.	6,500	244,075
Smart Balance, Inc. *	20,200	122,008
Synutra International, Inc. *(a)	3,300	27,093
Tootsie Roll Industries, Inc.	7,888	171,324
TreeHouse Foods, Inc. *	10,100	290,779
Zhongpin, Inc. *	6,000	53,280

		4,491,335

Health Care Equipment & Supplies 3.6%
Abaxis, Inc. *	7,000	120,680
ABIOMED, Inc. *	11,000	53,900
Accuray, Inc. *	11,700	58,851
Align Technology, Inc. *	19,600	155,428
Alphatec Holdings, Inc. *(a)	8,200	14,514
American Medical Systems Holdings, Inc. *	23,500	262,025
Analogic Corp.	4,300	137,686
AngioDynamics, Inc. *	7,800	87,672
Atrion Corp.	400	35,296
Cantel Medical Corp. *	4,000	51,480
Cardiac Science Corp. *	6,200	18,662
Conceptus, Inc. *	9,800	115,150
CONMED Corp. *	9,300	134,013
CryoLife, Inc. *	9,000	46,620
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Cyberonics, Inc. *	7,700	$102,179
Cynosure, Inc., Class A *	3,100	18,879
DexCom, Inc. *	13,200	54,648
ev3, Inc. *(a)	22,680	161,028
Exactech, Inc. *	2,500	28,725
Greatbatch, Inc. *	7,400	143,190
Haemonetics Corp. *	8,300	457,164
Hansen Medical, Inc. *(a)	5,600	22,512
I-Flow Corp. *	7,000	25,550
ICU Medical, Inc. *	3,800	122,056
Immucor, Inc. *	22,600	568,390
Insulet Corp. *	5,800	23,780
Integra LifeSciences Holdings Corp. *	5,800	143,434
Invacare Corp.	10,400	166,712
IRIS International, Inc. *	5,900	68,027
Kensey Nash Corp. *	2,300	48,921
Masimo Corp. *	14,900	431,802
Medical Action Industries, Inc. *	4,600	38,134
Meridian Bioscience, Inc. (a)	12,950	234,654
Merit Medical Systems, Inc. *	8,900	108,669
Micrus Endovascular Corp. *	4,900	29,253
Natus Medical, Inc. *	8,900	75,739
Neogen Corp. *	4,700	102,601
NuVasive, Inc. *(a)	11,500	360,870
NxStage Medical, Inc. *(a)	8,300	21,414
OraSure Technologies, Inc. *	14,900	37,697
Orthofix International NV *	5,500	101,860
Orthovita, Inc. *	21,000	56,280
Palomar Medical Technologies, Inc. *	5,900	42,834
Quidel Corp. *	9,100	83,902
RTI Biologics, Inc. *	17,400	49,590
Sirona Dental Systems, Inc. *	5,500	78,760
Somanetics Corp. *	3,900	59,202
SonoSite, Inc. *	5,400	96,552
Spectranetics Corp. *	10,300	26,059
Stereotaxis, Inc. *(a)	8,700	34,713
STERIS Corp.	18,900	439,992
SurModics, Inc. *	5,000	91,250
Symmetry Medical, Inc. *	11,500	72,565
Synovis Life Technologies, Inc. *	4,000	55,360
Thoratec Corp. *	17,600	452,144
TomoTherapy, Inc. *	13,300	35,245
TranS1, Inc. *	4,000	24,360
Vision-Sciences, Inc. *	5,400	6,912
VNUS Medical Technologies, Inc. *	4,200	89,334
Volcano Corp. *	15,200	221,160
West Pharmaceutical Services, Inc.	10,400	341,224
Wright Medical Group, Inc. *	12,000	156,360
Zoll Medical Corp. *	6,800	97,648

		7,601,311

Health Care Providers & Services 3.2%
Air Methods Corp. *	3,500	59,185
Alliance HealthCare Services, Inc. *	8,100	55,080
Almost Family, Inc. *(a)	2,100	40,089
Amedisys, Inc. *(a)	8,500	233,665
AMERIGROUP Corp. *	17,300	476,442
AMN Healthcare Services, Inc. *	11,000	56,100
Amsurg Corp. *	10,200	161,670
Assisted Living Concepts, Inc., Class A *	3,580	48,545
Bio-Reference Labs, Inc. *	3,700	77,367
BMP Sunstone Corp. *	7,400	23,902
Capital Senior Living Corp. *	7,200	17,568
CardioNet, Inc. *	1,500	42,090
Catalyst Health Solutions, Inc. *	10,600	210,092
Centene Corp. *	14,000	252,280
Chemed Corp.	7,200	280,080
Chindex International, Inc. *	3,600	17,892
CorVel Corp. *	2,500	50,550
Cross Country Healthcare, Inc. *	9,900	64,845
Emergency Medical Services Corp., Class A *	3,000	94,170
Emeritus Corp. *	6,400	41,984
Ensign Group, Inc. (The)	2,700	41,742
Five Star Quality Care, Inc. *	10,200	10,608
Genoptix, Inc. *	2,700	73,656
Gentiva Health Services, Inc. *	8,200	124,640
Hanger Orthopedic Group, Inc. *	9,900	131,175
HealthSouth Corp. *	28,400	252,192
HealthSpring, Inc. *	16,000	133,920
Healthways, Inc. *	11,400	99,978
HMS Holdings Corp. *	8,100	266,490
inVentiv Health, Inc. *	10,700	87,312
IPC The Hospitalist Co., Inc. *	1,900	36,157
Kindred Healthcare, Inc. *	9,000	134,550
Landauer, Inc.	3,000	152,040
LHC Group, Inc. *	4,700	104,716
Magellan Health Services, Inc. *	12,100	440,924
MedCath Corp. *	5,200	37,804
Molina Healthcare, Inc. *(a)	4,400	83,688
MWI Veterinary Supply, Inc. *	3,300	93,984
National HealthCare Corp.	2,700	108,405
National Research Corp.	400	9,936
NightHawk Radiology Holdings, Inc. *	7,400	19,980
Odyssey HealthCare, Inc. *	10,600	102,820
Owens & Minor, Inc.	13,300	440,629
PharMerica Corp. *	9,832	163,604
Providence Service Corp. (The) *	4,000	27,520
PSS World Medical, Inc. *	20,000	287,000
Psychiatric Solutions, Inc. *(a)	17,900	281,567
RadNet, Inc. *	6,800	8,432
RehabCare Group, Inc. *	5,800	101,152
Res-Care, Inc. *	8,000	116,480
Skilled Healthcare Group, Inc., Class A *	5,700	46,797
Sun Healthcare Group, Inc. *	13,900	117,316
Sunrise Senior Living, Inc. *	14,300	9,724
Triple-S Management Corp., Class B *(a)	4,300	52,976
U.S. Physical Therapy, Inc. *	3,800	36,784
Universal American Corp. *	12,700	107,569
Virtual Radiologic Corp. *	2,200	15,378

		6,663,241

Health Care Technology 0.6%
Allscripts-Misys Healthcare Solutions, Inc.	47,000	483,630
athenahealth, Inc. *	6,700	161,537
Computer Programs & Systems, Inc. (a)	3,000	99,810
Eclipsys Corp. *	17,500	177,450
MedAssets, Inc. *	5,900	84,075
Omnicell, Inc. *	10,100	78,982
Phase Forward, Inc. *	13,800	176,502
Vital Images, Inc. *	5,000	56,350

		1,318,336

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure 2.6%
AFC Enterprises, Inc. *	8,000	$36,080
Ambassadors Group, Inc.	6,100	49,532
Ameristar Casinos, Inc.	8,200	103,156
Bally Technologies, Inc. *	17,600	324,192
BJ’s Restaurants, Inc. *	5,600	77,896
Bluegreen Corp. *	4,200	7,308
Bob Evans Farms, Inc.	10,000	224,200
Buffalo Wild Wings, Inc. *(a)	5,700	208,506
California Pizza Kitchen, Inc. *	6,700	87,636
CEC Entertainment, Inc. *	6,500	168,220
Cheesecake Factory, Inc. (The) *	19,300	220,985
Churchill Downs, Inc.	3,100	93,186
CKE Restaurants, Inc.	16,900	141,960
Cracker Barrel Old Country Store, Inc. (a)	7,100	203,344
Denny’s Corp. *	30,800	51,436
DineEquity, Inc. (a)	5,600	66,416
Domino’s Pizza, Inc. *	12,700	83,185
Dover Downs Gaming & Entertainment, Inc. (a)	4,500	13,815
Dover Motorsports, Inc.	5,400	9,990
Einstein Noah Restaurant Group, Inc. *	1,400	8,162
Gaylord Entertainment Co. *	13,200	109,956
Great Wolf Resorts, Inc. *(a)	8,800	20,504
Isle of Capri Casinos, Inc. *(a)	5,200	27,508
Jack in the Box, Inc. *	18,940	441,113
Krispy Kreme Doughnuts, Inc. *	18,300	29,280
Landry’s Restaurants, Inc. *	3,800	19,836
Life Time Fitness, Inc. *(a)	11,200	140,672
Lodgian, Inc. *	5,200	10,920
Luby’s, Inc. *	6,900	33,879
Marcus Corp.	6,600	56,100
Monarch Casino & Resort, Inc. *	3,800	19,608
Morgans Hotel Group Co. *(a)	8,100	25,191
O’Charleys, Inc.	5,900	17,759
P.F. Chang’s China Bistro, Inc. *	7,800	178,464
Papa John’s International, Inc. *	7,100	162,377
Peet’s Coffee & Tea, Inc. *	4,400	95,128
Pinnacle Entertainment, Inc. *	19,400	136,576
Red Robin Gourmet Burgers, Inc. *	5,000	88,150
Rick’s Cabaret International, Inc. *	2,300	10,442
Riviera Holdings Corp. *	3,300	3,366
Ruby Tuesday, Inc. *	16,800	49,056
Ruth’s Hospitality Group, Inc. *	6,800	8,228
Shuffle Master, Inc. *	17,200	49,364
Six Flags, Inc. *	20,700	5,589
Sonic Corp. *	19,300	193,386
Speedway Motorsports, Inc.	4,400	52,008
Steak N Shake Co. (The) *	9,300	70,401
Texas Roadhouse, Inc., Class A *	15,900	151,527
Town Sports International Holdings, Inc. *	5,700	17,043
Vail Resorts, Inc. *(a)	9,600	196,128
Wendy’s/Arby’s Group, Inc., Class A	127,849	643,080
WMS Industries, Inc. *	14,150	295,877

		5,537,721

Household Durables 0.8%
American Greetings Corp., Class A	14,700	74,382
Beazer Homes USA, Inc. *(a)	13,000	13,130
Blyth, Inc.	1,950	50,954
Brookfield Homes Corp. (a)	3,100	10,695
Cavco Industries, Inc. *	2,100	49,560
Champion Enterprises, Inc. *	21,200	10,176
CSS Industries, Inc.	2,500	42,500
Ethan Allen Interiors, Inc.	8,000	90,080
Furniture Brands International, Inc.	13,600	19,992
Helen of Troy Ltd. *	9,800	134,750
Hooker Furniture Corp. (a)	2,900	24,476
Hovnanian Enterprises, Inc., Class A *(a)	15,200	23,712
iRobot Corp. *	5,800	44,080
La-Z-Boy, Inc.	16,800	21,000
Libbey, Inc.	4,100	3,772
M/I Homes, Inc.	4,600	32,154
Meritage Homes Corp. *(a)	9,900	113,058
National Presto Industries, Inc.	1,300	79,313
Palm Harbor Homes, Inc. *	3,200	7,136
Russ Berrie & Co., Inc. *	5,700	7,524
Ryland Group, Inc. (a)	13,700	228,242
Sealy Corp. *	14,500	21,605
Skyline Corp.	2,200	41,822
Standard Pacific Corp. *	31,900	28,072
Tempur-Pedic International, Inc.	24,100	175,930
Tupperware Brands Corp.	20,000	339,800
Universal Electronics, Inc. *	4,600	83,260

		1,771,175

Household Products 0.1%
Central Garden & Pet Co., Class A *	20,400	153,408
WD-40 Co.	5,300	127,942

		281,350

Independent Power Producers & Energy Traders 0.1%
Ormat Technologies, Inc.	5,800	159,268
Synthesis Energy Systems, Inc. *	6,000	3,960
U.S. Geothermal, Inc. *	16,300	11,573

		174,801

Industrial Conglomerates 0.3%
Otter Tail Corp.	11,400	251,370
Raven Industries, Inc.	5,200	108,056
Seaboard Corp.	104	105,040
Standex International Corp.	4,100	37,720
Tredegar Corp.	7,800	127,374
United Capital Corp. *	600	10,350

		639,910

Information Technology Services 1.9%
Acxiom Corp.	19,700	145,780
CACI International, Inc., Class A *	9,700	353,953
Cass Information Systems, Inc.	2,160	70,049
China Information Security Technology, Inc. *	5,900	18,644
CIBER, Inc. *	19,700	53,781
CSG Systems International, Inc. *	11,300	161,364
CyberSource Corp. *	22,224	329,137
Euronet Worldwide, Inc. *	15,250	199,165
ExlService Holdings, Inc. *	4,600	39,652
Forrester Research, Inc. *	5,000	102,800
Gartner, Inc. *	19,100	210,291
Gevity HR, Inc.	7,900	31,205
Global Cash Access Holdings, Inc. *	13,000	49,660
Hackett Group, Inc. (The) *	12,500	25,250
Heartland Payment Systems, Inc.	7,900	52,219
iGate Corp.	7,000	22,680
infoGROUP, Inc. *	10,500	43,680
Integral Systems, Inc. *	5,522	47,489
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Information Technology Services (continued)
Mantech International Corp., Class A *	6,600	$276,540
MAXIMUS, Inc.	5,700	227,202
NCI, Inc., Class A *	2,100	54,600
Ness Technologies, Inc. *	12,700	37,465
Online Resources Corp. *	9,200	38,732
Perot Systems Corp., Class A *	27,900	359,352
RightNow Technologies, Inc. *	8,800	66,616
Safeguard Scientifics, Inc. *	27,400	15,070
Sapient Corp. *	28,400	126,948
SRA International, Inc., Class A *	13,700	201,390
Syntel, Inc. (a)	4,200	86,436
TeleTech Holdings, Inc. *	11,800	128,502
TNS, Inc. *	7,900	64,622
VeriFone Holdings, Inc. *	22,100	150,280
Virtusa Corp. *	3,000	18,600
Wright Express Corp. *	12,500	227,750

		4,036,904

Insurance 4.2%
AMBAC Financial Group, Inc. (a)	90,900	70,902
American Equity Investment Life Holding Co.	17,700	73,632
American Physicians Capital, Inc.	2,600	106,392
American Safety Insurance Holdings Ltd. *	3,400	39,134
Amerisafe, Inc. *	6,000	91,920
Amtrust Financial Services, Inc.	5,100	48,705
Argo Group International Holdings Ltd. *	9,909	298,558
Aspen Insurance Holdings Ltd.	27,500	617,650
Assured Guaranty Ltd.	18,000	121,860
Baldwin & Lyons, Inc., Class B	2,600	49,192
Citizens, Inc. *	11,900	86,513
CNA Surety Corp. *	5,400	99,576
Crawford & Co., Class B *	7,700	51,744
Delphi Financial Group, Inc., Class A	13,300	179,018
Donegal Group, Inc., Class A	3,700	56,869
eHealth, Inc. *	8,000	128,080
EMC Insurance Group, Inc.	1,900	40,033
Employers Holdings, Inc.	16,000	152,640
Enstar Group Ltd. *	1,800	101,376
FBL Financial Group, Inc., Class A	4,200	17,430
First Acceptance Corp. *	4,400	10,648
First Mercury Financial Corp. *	4,700	67,868
Flagstone Reinsurance Holdings Ltd.	9,800	76,342
FPIC Insurance Group, Inc. *	2,600	96,278
Greenlight Capital Re Ltd., Class A *	200	3,194
Greenlight Capital Re Ltd., Class A *	9,100	145,327
Hallmark Financial Services *	1,900	13,167
Harleysville Group, Inc.	4,200	133,602
Hilltop Holdings, Inc. *	14,600	166,440
Horace Mann Educators Corp.	13,100	109,647
Independence Holding Co.	1,000	5,010
Infinity Property & Casualty Corp.	4,600	156,078
IPC Holdings Ltd.	18,000	486,720
Kansas City Life Insurance Co.	1,300	46,605
Maiden Holdings Ltd. (a)	15,900	71,073
Max Capital Group Ltd.	17,900	308,596
Meadowbrook Insurance Group, Inc.	17,942	109,446
Montpelier Re Holdings Ltd.	30,100	390,096
National Financial Partners Corp.	12,800	40,960
National Interstate Corp.	2,000	33,820
National Western Life Insurance Co., Class A	732	82,716
Navigators Group, Inc. *	4,300	202,874
NYMAGIC, Inc.	1,400	17,080
Odyssey Re Holdings Corp.	7,100	269,303
Phoenix Cos, Inc. (The)	37,300	43,641
Platinum Underwriters Holdings Ltd.	17,100	484,956
PMA Capital Corp., Class A *	10,100	42,117
Presidential Life Corp.	7,000	54,530
ProAssurance Corp. *	10,300	480,186
RLI Corp.	6,000	301,200
Safety Insurance Group, Inc.	5,300	164,724
SeaBright Insurance Holdings, Inc. *	6,900	72,174
Selective Insurance Group	17,200	209,152
State Auto Financial Corp.	4,600	80,960
Stewart Information Services Corp.	5,500	107,250
Tower Group, Inc. (a)	11,600	285,708
United America Indemnity Ltd., Class A *	5,900	23,718
United Fire & Casualty Co.	7,300	160,308
Validus Holdings Ltd.	20,800	492,544
Zenith National Insurance Corp.	12,000	289,320

		8,766,602

Internet & Catalog Retail 0.6%
1-800-FLOWERS.COM, Inc., Class A *(a)	8,600	17,802
Bidz.com, Inc. *	1,600	6,432
Blue Nile, Inc. *	4,300	129,645
Drugstore.com, Inc. *	27,200	31,824
Gaiam, Inc., Class A *	5,900	19,352
Netflix, Inc. *(a)	13,000	557,960
NutriSystem, Inc. (a)	9,700	138,419
Orbitz Worldwide, Inc. *	11,700	15,093
Overstock.com, Inc. *(a)	4,900	44,835
PetMed Express, Inc. *	7,700	126,896
Shutterfly, Inc. *	6,400	59,968
Stamps.com, Inc. *	4,400	42,680

		1,190,906

Internet Software & Services 2.1%
Art Technology Group, Inc. *	41,600	106,080
AsiaInfo Holdings, Inc. *	11,200	188,720
Bankrate, Inc. *	4,100	102,295
Chordiant Software, Inc. *	9,800	29,694
comScore, Inc. *	5,800	70,122
Constant Contact, Inc. *	6,600	92,334
DealerTrack Holdings, Inc. *	12,900	168,990
Dice Holdings, Inc. *	5,100	14,178
Digital River, Inc. *(a)	12,000	357,840
DivX, Inc. *	8,700	43,761
EarthLink, Inc. *	35,400	232,578
GSI Commerce, Inc. *	7,600	99,560
HSW International, Inc. *	6,900	1,138
Infospace, Inc. *	11,100	57,720
Internap Network Services Corp. *(a)	16,400	44,116
Internet Brands, Inc., Class A *	7,100	41,677
Internet Capital Group, Inc. *	12,300	49,569
j2 Global Communications, Inc. *	14,300	313,027
Keynote Systems, Inc. *	4,400	34,892
Knot, Inc. (The) *(a)	9,600	78,720
Limelight Networks, Inc. *	9,400	31,490
Liquidity Services, Inc. *	4,800	33,552
LoopNet, Inc. *	9,500	57,760
Marchex, Inc., Class B	7,600	26,144
MercadoLibre, Inc. *	8,200	152,110
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
ModusLink Global Solutions, Inc. *	14,990	$38,824
Move, Inc. *	40,700	59,015
NIC, Inc.	12,700	66,040
Omniture, Inc. *(a)	21,246	280,235
Perficient, Inc. *	10,400	56,160
Rackspace Hosting, Inc. *(a)	5,600	41,944
RealNetworks, Inc. *	27,700	64,541
S1 Corp. *	15,100	77,765
SAVVIS, Inc. *(a)	12,200	75,518
SonicWALL, Inc. *	17,300	77,158
SupportSoft, Inc. *	15,100	28,992
Switch & Data Facilities Co., Inc. *	6,700	58,759
TechTarget, Inc. *	4,500	10,800
Terremark Worldwide, Inc. *	16,800	45,192
TheStreet.com, Inc.	6,100	12,017
United Online, Inc.	24,902	111,063
ValueClick, Inc. *	27,900	237,429
Vignette Corp. *	8,000	53,440
VistaPrint Ltd. *	14,200	390,358
Vocus, Inc. *	5,200	69,108
Web.com Group, Inc. *	9,000	29,880
Websense, Inc. *	14,600	175,200

		4,487,505

Leisure Equipment & Products 0.5%
Brunswick Corp. (a)	28,300	97,635
Callaway Golf Co.	21,400	153,652
JAKKS Pacific, Inc. *	8,900	109,915
Leapfrog Enterprises, Inc. *	10,800	14,904
Marine Products Corp.	3,300	13,992
Nautilus, Inc. *	7,300	4,599
Polaris Industries, Inc. (a)	10,600	227,264
Pool Corp.	15,400	206,360
RC2 Corp. *	5,700	30,039
Smith & Wesson Holding Corp. *	12,200	73,444
Steinway Musical Instruments *	2,200	26,334

		958,138

Life Sciences Tools & Services 1.4%
Accelrys, Inc. *	8,600	34,228
Affymetrix, Inc. *	22,500	73,575
Albany Molecular Research, Inc. *	7,600	71,668
AMAG Pharmaceuticals, Inc. *	5,440	200,029
Bio-Rad Laboratories, Inc., Class A *	6,100	401,990
Bruker Corp. *	16,300	100,408
Caliper Life Sciences, Inc. *(a)	15,300	15,147
Cambrex Corp. *	9,500	21,660
Clinical Data, Inc. *	3,600	38,880
Dionex Corp. *	5,900	278,775
Enzo Biochem, Inc. *	10,400	41,808
eResearchTechnology, Inc. *	14,000	73,640
Exelixis, Inc. *	33,900	155,940
Kendle International, Inc. *	4,200	88,032
Life Sciences Research, Inc. *	2,800	20,076
Luminex Corp. *	13,300	240,996
Medivation, Inc. *(a)	8,100	147,987
Nektar Therapeutics *	29,800	160,622
PAREXEL International Corp. *	18,300	178,059
Sequenom, Inc. *(a)	19,600	278,712
Varian, Inc. *	9,500	225,530

		2,847,762

Machinery 2.7%
3D Systems Corp. *	5,700	37,563
Actuant Corp., Class A	18,000	185,940
Alamo Group, Inc.	2,000	21,320
Albany International Corp., Class A	9,600	86,880
Altra Holdings, Inc. *	8,600	33,368
American Railcar Industries, Inc.	3,000	22,890
Ampco-Pittsburgh Corp.	2,700	35,802
Astec Industries, Inc. *(a)	5,800	152,134
Badger Meter, Inc. (a)	4,700	135,783
Barnes Group, Inc.	15,400	164,626
Blount International, Inc. *	12,400	57,288
Briggs & Stratton Corp. (a)	16,000	264,000
Cascade Corp.	2,900	51,127
Chart Industries, Inc. *	9,200	72,496
China Fire & Security Group, Inc. *(a)	4,500	35,370
CIRCOR International, Inc.	5,400	121,608
Clarcor, Inc.	16,300	410,597
Colfax Corp. *	7,000	48,090
Columbus McKinnon Corp. *	6,200	54,064
Commercial Vehicle Group, Inc. *	7,000	3,850
Dynamic Materials Corp. (a)	4,100	37,556
Energy Recovery, Inc. *	4,800	36,480
EnPro Industries, Inc. *	6,500	111,150
ESCO Technologies, Inc. *	8,400	325,080
Federal Signal Corp.	15,500	81,685
Flanders Corp. *	5,200	21,008
Flow International Corp. *(a)	12,300	19,926
Force Protection, Inc. *	21,600	103,680
FreightCar America, Inc.	3,800	66,614
Gorman-Rupp Co. (The) (a)	4,675	92,565
Graham Corp.	2,500	22,425
Greenbrier Cos., Inc.	5,400	19,764
Hurco Cos., Inc. *	2,100	22,323
K-Tron International, Inc. *	800	48,536
Kadant, Inc. *	4,200	48,384
Kaydon Corp.	11,100	303,363
Key Technology, Inc. *	1,800	15,840
LB Foster Co., Class A *	3,300	81,939
Lindsay Corp.	3,900	105,300
Lydall, Inc. *	5,500	16,335
Met-Pro Corp.	4,800	39,120
Middleby Corp. *	5,862	190,104
Mueller Industries, Inc.	12,000	260,280
Mueller Water Products, Inc., Class A	37,200	122,760
NACCO Industries, Inc., Class A	1,900	51,642
NN, Inc.	5,400	6,804
Nordson Corp. (a)	10,900	309,887
Omega Flex, Inc.	700	11,277
PMFG, Inc. *(a)	4,100	32,308
RBC Bearings, Inc. *	7,000	106,960
Robbins & Myers, Inc.	9,100	138,047
Sauer-Danfoss, Inc.	3,700	9,028
Sun Hydraulics Corp.	3,700	54,057
Tecumseh Products Co., Class A *	5,300	23,956
Tennant Co.	5,400	50,598
Thermadyne Holdings Corp. *	4,500	9,540
Titan International, Inc.	11,125	55,959
Trimas Corp. *	4,100	7,175
Twin Disc, Inc.	2,800	19,376
Wabash National Corp.	10,100	12,423
Wabtec Corp.	15,600	411,528
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Machinery (continued)
Watts Water Technologies, Inc., Class A	9,400	$183,864
Xerium Technologies, Inc. *	5,400	3,618

		5,685,060

Marine 0.1%
American Commercial Lines, Inc. *	11,600	36,772
Eagle Bulk Shipping, Inc. (a)	15,100	64,175
Genco Shipping & Trading Ltd. (a)	7,900	97,486
Horizon Lines, Inc., Class A (a)	9,700	29,391
International Shipholding Corp.	1,800	35,406
TBS International Ltd., Class A *	3,400	24,990
Ultrapetrol Bahamas Ltd. *	7,500	20,250

		308,470

Media 1.0%
AH Belo Corp., Class A	6,540	6,409
Arbitron, Inc.	8,800	132,088
Belo Corp., Class A	28,200	17,202
Charter Communications, Inc., Class A *	115,400	2,400
Cinemark Holdings, Inc.	9,700	91,083
CKX, Inc. *	16,700	68,470
Cox Radio, Inc., Class A *	7,600	31,160
Crown Media Holdings, Inc., Class A *	3,500	7,140
Cumulus Media, Inc., Class A *	8,600	8,686
Dolan Media Co. *	8,200	64,534
Entercom Communications Corp., Class A (a)	8,500	9,350
Entravision Communications Corp., Class A *(a)	18,000	4,680
Fisher Communications, Inc.	2,200	21,472
Global Sources Ltd. *	5,995	23,321
Global Traffic Network, Inc. *	3,900	11,817
Gray Television, Inc.	11,800	3,776
Harte-Hanks, Inc.	11,900	63,665
Interactive Data Corp.	11,800	293,348
Journal Communications, Inc., Class A	13,400	10,050
Knology, Inc. *	9,200	37,904
Lee Enterprises, Inc.	12,300	3,444
Lin TV Corp., Class A *	8,900	9,968
Live Nation, Inc. *	24,500	65,415
Martha Stewart Living Omnimedia, Class A *	8,300	20,667
Marvel Entertainment, Inc. *	15,800	419,490
McClatchy Co. (The)	18,200	8,918
Media General, Inc., Class A (a)	7,500	14,400
Mediacom Communications Corp., Class A *	12,500	50,375
National CineMedia, Inc.	13,600	179,248
Outdoor Channel Holdings, Inc. *	5,000	34,100
Playboy Enterprises, Inc., Class B *(a)	7,000	13,790
Primedia, Inc. (a)	7,983	19,718
RCN Corp. *	12,200	45,140
RHI Entertainment, Inc. *	4,300	6,536
Scholastic Corp.	7,800	117,546
Sinclair Broadcast Group, Inc., Class A	15,900	16,377
Valassis Communications, Inc. *	15,700	24,649
Value Line, Inc.	200	5,468
World Wrestling Entertainment, Inc., Class A	6,900	79,626

		2,043,430

Metals & Mining 1.1%
Allied Nevada Gold Corp. *	14,300	83,655
AM Castle & Co.	5,400	48,168
AMCOL International Corp.	8,800	130,592
Brush Engineered Materials, Inc. *	6,600	91,542
China Direct, Inc. *	1,900	2,394
China Precision Steel, Inc. *	5,600	6,552
Coeur d’Alene Mines Corp. *	150,300	141,282
Compass Minerals International, Inc.	10,400	586,248
General Moly, Inc. *	20,500	21,730
General Steel Holdings, Inc. *(a)	3,500	9,205
Haynes International, Inc. *(a)	3,900	69,498
Hecla Mining Co. *	70,100	140,200
Horsehead Holding Corp. *	11,300	62,150
Kaiser Aluminum Corp.	5,100	117,912
Olympic Steel, Inc.	2,900	43,993
Royal Gold, Inc.	9,400	439,544
RTI International Metals, Inc. *	7,400	86,580
Stillwater Mining Co. *	12,800	47,360
Sutor Technology Group Ltd. *	2,800	3,920
Universal Stainless & Alloy *	2,100	20,307
Worthington Industries, Inc.	20,800	181,168

		2,334,000

Multi-Utility 0.6%
Avista Corp.	17,100	235,638
Black Hills Corp.	12,400	221,836
CH Energy Group, Inc.	5,100	239,190
NorthWestern Corp.	11,600	249,168
PNM Resources, Inc.	27,900	230,454

		1,176,286

Multiline Retail 0.2%
99 Cents Only Stores *	15,200	140,448
Dillard’s, Inc., Class A (a)	18,400	104,880
Fred’s, Inc., Class A	12,900	145,512
Retail Ventures, Inc. *(a)	9,300	14,136
Tuesday Morning Corp. *	10,000	12,700

		417,676

Natural Gas Utility 1.6%
Chesapeake Utilities Corp.	2,100	64,008
Laclede Group, Inc. (The)	7,000	272,860
New Jersey Resources Corp.	13,550	460,429
Nicor, Inc.	14,600	485,158
Northwest Natural Gas Co.	8,500	369,070
Piedmont Natural Gas Co., Inc.	23,700	613,593
South Jersey Industries, Inc.	9,600	336,000
Southwest Gas Corp.	14,000	294,980
WGL Holdings, Inc.	16,000	524,800

		3,420,898

Oil, Gas & Consumable Fuels 2.9%
Abraxas Petroleum Corp. *	13,500	13,905
Alon USA Energy, Inc. (a)	3,500	47,950
American Oil & Gas, Inc. *	11,500	8,855
APCO Argentina, Inc.	1,200	13,224
Approach Resources, Inc. *	2,900	17,980
Arena Resources, Inc. *	12,200	310,856
Atlas America, Inc.	11,200	98,000
ATP Oil & Gas Corp. *(a)	9,000	46,170
Berry Petroleum Co., Class A (a)	13,800	151,248
Bill Barrett Corp. *	11,800	262,432
BMB Munai, Inc. *	12,800	7,424
BPZ Resources, Inc. *	23,100	85,470
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Brigham Exploration Co. *	15,100	$28,690
Callon Petroleum Co. *	6,800	7,412
Cano Petroleum, Inc. *	11,000	4,730
Carrizo Oil & Gas, Inc. *	8,800	78,144
Cheniere Energy, Inc. *(a)	16,900	71,994
Clayton Williams Energy, Inc. *	1,800	52,632
Clean Energy Fuels Corp. *(a)	8,000	48,720
Comstock Resources, Inc. *	14,700	438,060
Concho Resources, Inc. *	17,800	455,502
Contango Oil & Gas Co. *	4,200	164,640
Crosstex Energy, Inc.	13,200	21,648
CVR Energy, Inc. *	7,500	41,550
Delek US Holdings, Inc.	4,300	44,548
Delta Petroleum Corp. *(a)	20,300	24,360
DHT Maritime, Inc.	12,700	48,768
Double Eagle Petroleum Co. *	2,700	13,959
Endeavour International Corp. *	34,500	30,015
Energy XXI Bermuda Ltd.	31,700	11,888
Evergreen Energy, Inc. *(a)	40,000	55,680
EXCO Resources, Inc. *	48,100	481,000
FX Energy, Inc. *(a)	12,800	35,584
Gasco Energy, Inc. *	27,800	10,842
General Maritime Corp.	15,618	109,326
GeoGlobal Resources, Inc. *	11,900	8,568
GeoMet, Inc. *	5,900	3,422
GeoResources, Inc. *	2,000	13,440
GMX Resources, Inc. *(a)	5,400	35,100
Golar LNG Ltd. (a)	11,500	39,445
Goodrich Petroleum Corp. *(a)	7,300	141,328
Gran Tierra Energy, Inc. *	71,400	179,214
GreenHunter Energy, Inc. *(a)	1,000	1,900
Gulfport Energy Corp. *(a)	8,600	19,952
Harvest Natural Resources, Inc. *	10,700	36,273
Houston American Energy Corp.	4,800	8,928
International Coal Group, Inc. *(a)	41,200	66,332
James River Coal Co. *	8,900	109,826
Knightsbridge Tankers Ltd.	5,500	80,025
McMoRan Exploration Co. *	19,400	91,180
Meridian Resource Corp. *	21,900	4,599
National Coal Corp. *	8,900	12,104
Nordic American Tanker Shipping (a)	12,200	357,460
Northern Oil & Gas, Inc. *	7,000	25,200
Oilsands Quest, Inc. *	46,100	33,192
Pacific Ethanol, Inc. *	10,300	3,399
Panhandle Oil and Gas, Inc.	2,300	39,376
Parallel Petroleum Corp. *	13,600	17,408
Penn Virginia Corp.	13,400	147,132
Petroleum Development Corp. *	4,800	56,688
PetroQuest Energy, Inc. *	14,100	33,840
PrimeEnergy Corp. *(a)	300	14,970
Quest Resource Corp. *	6,700	2,097
RAM Energy Resources, Inc. *	11,400	8,322
Rentech, Inc. *	45,800	25,190
Rex Energy Corp. *	5,500	15,785
Rosetta Resources, Inc. *	16,600	82,170
Ship Finance International Ltd. (a)	13,600	89,216
Stone Energy Corp. *	10,291	34,269
Swift Energy Co. *	9,900	72,270
Teekay Tankers Ltd., Class A	4,300	40,893
Toreador Resources Corp. (a)	5,500	13,805
Tri-Valley Corp. *(a)	7,200	8,208
TXCO Resources, Inc. *	11,100	4,573
Uranium Resources, Inc. *	13,100	6,157
USEC, Inc. *(a)	35,900	172,320
VAALCO Energy, Inc. *	18,700	98,923
Venoco, Inc. *	6,600	21,648
Warren Resources, Inc. *	18,500	17,760
Western Refining, Inc. *(a)	9,600	114,624
Westmoreland Coal Co. *	3,000	21,510
World Fuel Services Corp.	9,300	294,159

		6,067,406

Paper & Forest Products 0.3%
AbitibiBowater, Inc. *	15,552	8,554
Buckeye Technologies, Inc. *	12,800	27,264
Clearwater Paper Corp. *	3,685	29,590
Deltic Timber Corp.	3,400	133,994
Glatfelter	14,600	91,104
KapStone Paper and Packaging Corp. *	5,900	14,514
Louisiana-Pacific Corp.	33,400	74,482
Mercer International, Inc. *	9,600	6,336
Neenah Paper, Inc.	4,800	17,424
Schweitzer-Mauduit International, Inc.	5,100	94,146
Verso Paper Corp.	4,700	3,008
Wausau Paper Corp.	14,300	75,218

		575,634

Personal Products 0.4%
American Oriental Bioengineering, Inc. *	20,000	77,200
Chattem, Inc. *(a)	5,500	308,275
China Sky One Medical, Inc. *	2,500	28,750
Elizabeth Arden, Inc. *	7,900	46,057
Inter Parfums, Inc. (a)	4,600	26,818
Mannatech, Inc.	5,000	16,650
Nu Skin Enterprises, Inc., Class A	16,000	167,840
Prestige Brands Holdings, Inc. *	10,900	56,462
Schiff Nutrition International, Inc. *	3,600	16,200
USANA Health Sciences, Inc. *(a)	2,100	46,956

		791,208

Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc. *(a)	1,900	12,198
Adolor Corp. *	14,600	29,784
Akorn, Inc. *	18,200	15,652
Alexza Pharmaceuticals, Inc. *(a)	7,700	17,017
Ardea Biosciences, Inc. *	4,100	42,189
Auxilium Pharmaceuticals, Inc. *	13,300	368,676
Biodel, Inc. *(a)	3,500	18,235
BioForm Medical, Inc. *	7,400	9,028
BioMimetic Therapeutics, Inc. *	4,200	29,820
Cadence Pharmaceuticals, Inc. *	7,800	73,164
Caraco Pharmaceutical Laboratories Ltd. *	3,500	12,320
Columbia Laboratories, Inc. *	14,900	21,456
Cypress Bioscience, Inc. *	12,100	86,031
Depomed, Inc. *	16,200	38,232
Discovery Laboratories, Inc. *	33,300	40,626
Durect Corp. *	26,000	57,980
Inspire Pharmaceuticals, Inc. *	13,700	55,622
Javelin Pharmaceuticals, Inc. *	15,700	22,608
Jazz Pharmaceuticals, Inc. *	1,900	1,691
KV Pharmaceutical Co., Class A *(a)	10,800	17,820
MAP Pharmaceuticals, Inc. *	2,500	5,250
Medicines Co. (The) *	16,800	182,112
Medicis Pharmaceutical Corp., Class A	18,200	225,134
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
MiddleBrook Pharmaceuticals, Inc. *(a)	11,600	$15,776
Noven Pharmaceuticals, Inc. *	8,000	75,840
Obagi Medical Products, Inc. *	5,600	30,128
Optimer Pharmaceuticals, Inc. *(a)	8,800	116,072
Pain Therapeutics, Inc. *	11,200	47,040
Par Pharmaceutical Cos., Inc. *	11,200	106,064
Pozen, Inc. *	8,400	51,408
Questcor Pharmaceuticals, Inc. *	16,000	78,720
Salix Pharmaceuticals Ltd. *(a)	15,400	146,300
Sucampo Pharmaceuticals, Inc., Class A *	3,100	19,003
Valeant Pharmaceuticals International *	20,500	364,695
ViroPharma, Inc. *	25,400	133,350
Vivus, Inc. *	22,300	96,336
XenoPort, Inc. *	8,800	170,368

		2,833,745

Professional Services 1.6%
Administaff, Inc.	7,000	147,910
Advisory Board Co. (The) *	5,200	86,216
CBIZ, Inc. *	14,500	101,065
CDI Corp.	4,000	38,880
COMSYS IT Partners, Inc. *	4,700	10,387
CoStar Group, Inc. *	6,300	190,575
CRA International, Inc. *	3,600	67,968
Duff & Phelps Corp., Class A *	3,400	53,550
Exponent, Inc. *	4,400	111,452
First Advantage Corp., Class A *	3,300	45,474
Heidrick & Struggles International, Inc.	5,600	99,344
Hill International, Inc. *	7,700	23,408
Hudson Highland Group, Inc. *	8,500	9,435
Huron Consulting Group, Inc. *	6,700	284,281
ICF International, Inc. *	2,100	48,237
Kelly Services, Inc., Class A	8,500	68,425
Kforce, Inc. *	9,900	69,597
Korn/Ferry International *	15,000	135,900
LECG Corp. *	8,400	21,336
MPS Group, Inc. *	30,400	180,880
Navigant Consulting, Inc. *	15,600	203,892
Odyssey Marine Exploration, Inc. *(a)	16,600	56,274
On Assignment, Inc. *	11,500	31,165
Resources Connection, Inc. *(a)	14,700	221,676
School Specialty, Inc. *	6,100	107,299
Spherion Corp. *	16,700	34,736
TrueBlue, Inc. *	14,300	117,975
Volt Information Sciences, Inc. *	3,900	25,935
VSE Corp. (a)	1,300	34,710
Watson Wyatt Worldwide, Inc., Class A	13,800	681,306

		3,309,288

Real Estate Investment Trusts 5.2%
Acadia Realty Trust	10,939	116,063
Agree Realty Corp.	2,500	39,225
Alexander’s, Inc.	600	102,228
American Campus Communities, Inc.	13,680	237,485
American Capital Agency Corp.	3,200	54,752
Anthracite Capital, Inc. (a)	18,600	6,324
Anworth Mortgage Asset Corp.	32,000	196,160
Arbor Realty Trust, Inc. (a)	4,600	3,312
Ashford Hospitality Trust, Inc.	29,350	45,199
Associated Estates Realty Corp.	4,600	26,128
BioMed Realty Trust, Inc.	25,900	175,343
Capital Trust, Inc., Class A	5,600	6,160
CapLease, Inc.	14,600	28,762
Capstead Mortgage Corp.	20,400	219,096
Care Investment Trust, Inc.	4,400	24,024
Cedar Shopping Centers, Inc.	12,100	21,054
Chimera Investment Corp.	44,000	147,840
Cogdell Spencer, Inc.	3,800	19,380
Colonial Properties Trust	15,400	58,674
Corporate Office Properties Trust SBI MD	13,500	335,205
Cousins Properties, Inc. (a)	14,100	90,804
DCT Industrial Trust, Inc.	55,400	175,618
DiamondRock Hospitality Co.	30,600	122,706
DuPont Fabros Technology, Inc.	4,300	29,584
EastGroup Properties, Inc.	8,000	224,560
Education Realty Trust, Inc.	9,300	32,457
Entertainment Properties Trust	11,200	176,512
Equity Lifestyle Properties, Inc.	6,600	251,460
Equity One, Inc. (a)	10,400	126,776
Extra Space Storage, Inc.	27,600	152,076
FelCor Lodging Trust, Inc.	20,500	27,880
First Industrial Realty Trust, Inc. (a)	14,400	35,280
First Potomac Realty Trust	8,900	65,415
Franklin Street Properties Corp.	19,100	234,930
Friedman Billings Ramsey Group, Inc., Class A *	36,400	7,280
Getty Realty Corp.	5,600	102,760
Glimcher Realty Trust	12,400	17,360
Gramercy Capital Corp.	13,370	12,969
Hatteras Financial Corp.	5,000	124,950
Healthcare Realty Trust, Inc.	19,000	284,810
Hersha Hospitality Trust	15,700	29,830
Highwoods Properties, Inc.	20,500	439,110
Home Properties, Inc.	10,200	312,630
Inland Real Estate Corp.	18,500	131,165
Investors Real Estate Trust	18,200	179,452
Kite Realty Group Trust	7,500	18,375
LaSalle Hotel Properties (a)	13,000	75,920
Lexington Realty Trust	26,000	61,880
LTC Properties, Inc.	7,500	131,550
Maguire Properties, Inc. *	12,200	8,784
Medical Properties Trust, Inc.	25,800	94,170
MFA Financial, Inc.	71,800	422,184
Mid-America Apartment Communities, Inc.	9,100	280,553
Mission West Properties, Inc.	6,300	40,320
Monmouth Real Estate Investment Corp., Class A	6,600	43,626
National Health Investors, Inc.	7,200	193,464
National Retail Properties, Inc.	25,300	400,752
Newcastle Investment Corp.	15,700	10,205
NorthStar Realty Finance Corp. (a)	18,386	42,655
Omega Healthcare Investors, Inc.	26,400	371,712
One Liberty Properties, Inc.	2,600	9,152
Parkway Properties, Inc.	5,000	51,500
Pennsylvania Real Estate Investment Trust (a)	11,400	40,470
Post Properties, Inc. (a)	14,200	143,988
Potlatch Corp.	12,700	294,513
PS Business Parks, Inc.	4,800	176,880
RAIT Financial Trust	20,200	24,644
Ramco-Gershenson Properties Trust	5,100	32,895
Realty Income Corp. (a)	32,700	615,414
Redwood Trust, Inc.	19,400	297,790
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Resource Capital Corp.	7,000	$21,280
Saul Centers, Inc.	3,000	68,910
Senior Housing Properties Trust	38,800	543,976
Sovran Self Storage, Inc.	7,100	142,568
Strategic Hotels & Resorts, Inc.	23,600	16,284
Sun Communities, Inc.	5,300	62,699
Sunstone Hotel Investors, Inc. (a)	17,531	46,107
Tanger Factory Outlet Centers (a)	10,200	314,772
U-Store-It Trust	16,100	32,522
Universal Health Realty Income Trust	3,800	111,074
Urstadt Biddle Properties, Inc., Class A	6,600	88,572
Washington Real Estate Investment Trust (a)	16,900	292,370
Winthrop Realty Trust	3,540	24,461

		10,899,779

Real Estate Management & Development 0.1%
Avatar Holdings, Inc. *	2,000	29,960
Consolidated-Tomoka Land Co.	1,800	53,460
Forestar Group, Inc. *	11,300	86,445
FX Real Estate and Entertainment, Inc. *	1,760	283
Grubb & Ellis Co.	11,200	7,056
Maui Land & Pineapple Co., Inc. *(a)	1,400	11,886
Meruelo Maddux Properties, Inc. *	11,700	854
Stratus Properties, Inc. *	1,700	10,285
Tejon Ranch Co. *(a)	3,600	74,412
Thomas Properties Group, Inc. (a)	7,700	9,086

		283,727

Road & Rail 0.8%
Amerco, Inc. *	3,000	100,590
Arkansas Best Corp.	7,300	138,846
Celadon Group, Inc. *	6,900	38,295
Dollar Thrifty Automotive Group, Inc. *	7,200	8,352
Genesee & Wyoming, Inc., Class A *	9,900	210,375
Heartland Express, Inc. (a)	17,700	262,137
Knight Transportation, Inc.	18,500	280,460
Marten Transport Ltd. *	4,941	92,298
Old Dominion Freight Line, Inc. *	8,900	209,061
Patriot Transportation Holding, Inc. *	400	24,928
Saia, Inc. *	4,400	52,580
Universal Truckload Services, Inc.	1,900	27,246
Werner Enterprises, Inc.	13,700	207,144
YRC Worldwide, Inc. *	18,500	83,065

		1,735,377

Semiconductors & Semiconductor Equipment 3.3%
Actel Corp. *	8,200	82,984
Advanced Analogic Technologies, Inc. *	14,500	52,200
Advanced Energy Industries, Inc. *	10,600	79,818
Amkor Technology, Inc. *(a)	35,200	94,336
Anadigics, Inc. *	20,300	42,021
Applied Micro Circuits Corp. *	20,900	101,574
Asyst Technologies, Inc. *	14,100	3,948
Atheros Communications, Inc. *	19,100	280,006
ATMI, Inc. *	10,400	160,472
AuthenTec, Inc. *	8,300	12,284
Axcelis Technologies, Inc. *	26,700	10,146
Brooks Automation, Inc. *	20,500	94,505
Cabot Microelectronics Corp. *	7,600	182,628
Cavium Networks, Inc. *	9,800	113,092
Ceva, Inc. *	6,400	46,592
Cirrus Logic, Inc. *	21,000	78,960
Cohu, Inc.	7,500	54,000
Cymer, Inc. *	9,800	218,148
Diodes, Inc. *	9,350	99,203
DSP Group, Inc. *	7,500	32,400
EMCORE Corp. *	23,400	17,550
Entegris, Inc. *	36,200	31,132
Entropic Communications, Inc. *	500	370
Exar Corp. *	12,100	75,504
FEI Co. *	11,800	182,074
FormFactor, Inc. *	15,800	284,716
Hittite Microwave Corp. *	6,300	196,560
IXYS Corp.	7,700	62,062
Kopin Corp. *	21,900	50,808
Kulicke & Soffa Industries, Inc. *	19,700	51,614
Lattice Semiconductor Corp. *	37,300	51,474
LTX-Credence Corp. *	36,500	10,220
Mattson Technology, Inc. *	15,800	13,288
Micrel, Inc.	15,400	108,416
Microsemi Corp. *	26,700	309,720
Microtune, Inc. *	17,300	31,486
MIPS Technologies, Inc. *	14,400	42,192
MKS Instruments, Inc. *	16,100	236,187
Monolithic Power Systems, Inc. *	8,400	130,200
NetLogic Microsystems, Inc. *	5,500	151,140
NVE Corp. *	1,300	37,453
OmniVision Technologies, Inc. *	16,500	110,880
Pericom Semiconductor Corp. *	7,200	52,632
Photronics, Inc. *	13,900	13,344
PLX Technology, Inc. *	9,000	19,530
PMC — Sierra, Inc. *	70,500	449,790
Power Integrations, Inc.	9,100	156,520
RF Micro Devices, Inc. *	85,004	113,055
Rubicon Technology, Inc. *	4,300	22,833
Rudolph Technologies, Inc. *	10,000	30,300
Semitool, Inc. *	7,300	20,294
Semtech Corp. *	19,900	265,665
Sigma Designs, Inc. *(a)	8,600	106,984
Silicon Image, Inc. *	23,800	57,120
Silicon Storage Technology, Inc. *	25,400	41,910
SiRF Technology Holdings, Inc. *(a)	19,300	44,390
Skyworks Solutions, Inc. *	52,600	423,956
Spansion, Inc., Class A *	38,100	4,942
Standard Microsystems Corp. *	7,300	135,780
Supertex, Inc. *	3,500	80,850
Techwell, Inc. *	4,900	30,919
Tessera Technologies, Inc. *	15,600	208,572
Trident Microsystems, Inc. *(a)	19,900	29,054
TriQuint Semiconductor, Inc. *	46,300	114,361
Ultra Clean Holdings *	6,200	6,634
Ultratech, Inc. *	7,600	94,924
Veeco Instruments, Inc. *	10,300	68,701
Volterra Semiconductor Corp. *	8,200	69,208
Zoran Corp. *	16,700	146,960

		6,833,591

Software 4.8%
ACI Worldwide, Inc. *	11,100	208,125
Actuate Corp. *	16,700	51,102
Advent Software, Inc. *(a)	5,400	179,874
American Software, Inc., Class A	7,300	38,471
ArcSight, Inc. *	2,200	28,094
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Software (continued)
Ariba, Inc. *	27,600	$240,948
Blackbaud, Inc.	14,400	167,184
Blackboard, Inc. *	10,000	317,400
Bottomline Technologies, Inc. *	7,000	46,060
Callidus Software, Inc. *	9,600	27,840
Commvault Systems, Inc. *	13,800	151,386
Concur Technologies, Inc. *(a)	13,900	266,741
Deltek, Inc. *	4,100	17,753
DemandTec, Inc. *	6,200	54,250
Digimarc Corp. *	2,171	21,102
Double-Take Software, Inc. *	5,500	37,180
Ebix, Inc. *	2,000	49,700
Entrust, Inc. *(a)	19,500	29,445
Epicor Software Corp. *	19,200	73,152
EPIQ Systems, Inc. *	11,400	205,542
Fair Isaac Corp.	15,700	220,899
FalconStor Software, Inc. *	12,200	29,158
Guidance Software, Inc. *	3,100	12,648
i2 Technologies, Inc. *	5,100	40,290
Informatica Corp. *	28,500	377,910
Interactive Intelligence, Inc. *	4,200	38,052
Jack Henry & Associates, Inc.	24,100	393,312
JDA Software Group, Inc. *	8,300	95,865
Kenexa Corp. *	7,300	39,347
Lawson Software, Inc. *	38,100	161,925
Macrovision Solutions Corp. *	26,540	472,147
Magma Design Automation, Inc. *	14,100	10,575
Manhattan Associates, Inc. *	8,000	138,560
Mentor Graphics Corp. *	29,300	130,092
MICROS Systems, Inc. *	26,300	493,125
MicroStrategy, Inc., Class A *	2,900	99,151
Monotype Imaging Holdings, Inc. *	4,900	18,326
MSC.Software Corp. *	14,500	81,780
Net 1 UEPS Technologies, Inc. *	16,100	244,881
NetScout Systems, Inc. *	9,300	66,588
NetSuite, Inc. *(a)	2,300	25,898
OpenTV Corp., Class A *	27,600	41,676
Opnet Technologies, Inc. *	4,200	36,414
Parametric Technology Corp. *	37,100	370,258
Pegasystems, Inc.	4,700	87,279
Phoenix Technologies Ltd. *	9,600	15,552
Progress Software Corp. *	13,400	232,624
PROS Holdings, Inc. *	4,100	19,065
QAD, Inc.	3,900	9,867
Quality Systems, Inc.	5,600	253,400
Quest Software, Inc. *	21,400	271,352
Radiant Systems, Inc. *	9,000	39,690
Renaissance Learning, Inc.	3,100	27,807
Smith Micro Software, Inc. *	9,700	50,731
Solera Holdings, Inc. *	17,800	441,084
Sonic Solutions, Inc. *	7,400	8,880
Sourcefire, Inc. *	6,400	46,592
SPSS, Inc. *	5,800	164,894
SuccessFactors, Inc. *	7,900	60,277
Sybase, Inc. *	25,600	775,424
Symyx Technologies *	10,700	47,615
Synchronoss Technologies, Inc. *	6,600	80,916
Take-Two Interactive Software, Inc.	24,800	207,080
Taleo Corp., Class A *	8,400	99,288
TeleCommunication Systems, Inc., Class A *	11,000	100,870
THQ, Inc. *	21,600	65,664
TIBCO Software, Inc. *	56,400	331,068
TiVo, Inc. *	32,900	231,616
Tyler Technologies, Inc. *	12,000	175,560
Ultimate Software Group, Inc. *	7,900	136,354
Unica Corp. *	4,000	19,320
VASCO Data Security International, Inc. *	8,700	50,199
Wind River Systems, Inc. *	22,000	140,800

		10,041,094

Specialty Retail 3.2%
Aaron Rents, Inc. (a)	14,600	389,236
Aeropostale, Inc. *	21,550	572,368
America’s Car-Mart, Inc. *	2,800	38,052
Asbury Automotive Group, Inc.	10,400	44,824
Bebe Stores, Inc.	12,400	82,708
Big 5 Sporting Goods Corp.	6,900	40,503
Blockbuster, Inc., Class A *(a)	56,100	40,392
Borders Group, Inc. *	16,500	10,395
Brown Shoe Co., Inc.	13,700	51,375
Buckle, Inc. (The) (a)	7,500	239,475
Build-A-Bear Workshop, Inc. *	5,400	32,778
Cabela’s, Inc. *	12,700	115,697
Cache, Inc. *	3,800	10,944
Casual Male Retail Group, Inc. *	9,500	4,655
Cato Corp. (The), Class A	8,900	162,692
Charlotte Russe Holding, Inc. *	6,800	55,420
Charming Shoppes, Inc. *	36,700	51,380
Chico’s FAS, Inc. *	56,900	305,553
Children’s Place Retail Stores, Inc. (The) *	7,500	164,175
Christopher & Banks Corp.	11,400	46,626
Citi Trends, Inc. *	4,600	105,294
Coldwater Creek, Inc. *	18,500	46,435
Collective Brands, Inc. *	20,600	200,644
Conn’s, Inc. *(a)	3,100	43,524
Dress Barn, Inc. *	14,500	178,205
DSW, Inc., Class A *(a)	4,400	40,876
Finish Line (The), Class A	13,737	90,939
Genesco, Inc.	6,200	116,746
Group 1 Automotive, Inc.	7,500	104,775
Gymboree Corp. *	9,200	196,420
Haverty Furniture Cos., Inc. (a)	5,700	60,021
hhgregg, Inc. *	4,000	56,600
Hibbett Sports, Inc. *	9,200	176,824
HOT Topic, Inc. *	14,100	157,779
J Crew Group, Inc. *(a)	13,700	180,566
Jo-Ann Stores, Inc. *	8,200	133,988
JOS. A. Bank Clothiers, Inc. *	5,900	164,079
Lumber Liquidators, Inc. *	2,600	33,150
MarineMax, Inc. *	5,400	10,584
Men’s Wearhouse, Inc. (The)	16,600	251,324
Midas, Inc. *	4,400	34,848
Monro Muffler, Inc.	5,250	143,482
New York & Co., Inc. *	7,600	26,980
Pacific Sunwear of California *	21,400	35,524
PEP Boys-Manny Moe & Jack (a)	13,700	60,417
Pier 1 Imports, Inc. *	24,300	13,608
Rent-A-Center, Inc. *	21,500	416,455
REX Stores Corp. *	2,800	30,016
Sally Beauty Holdings, Inc. *(a)	30,500	173,240
Shoe Carnival, Inc. *	2,800	28,980
Sonic Automotive, Inc., Class A	8,600	13,760
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Stage Stores, Inc.	12,400	$124,992
Stein Mart, Inc. *	8,300	23,987
Syms Corp. *	2,200	13,464
Systemax, Inc. *	3,500	45,220
Talbots, Inc. (a)	8,000	28,080
Tractor Supply Co. *	10,700	385,842
Tween Brands, Inc. *	8,100	17,334
Ulta Salon, Cosmetics & Fragrance, Inc. *	6,600	43,692
Wet Seal, Inc. (The), Class A *	29,800	100,128
Zale Corp. *(a)	10,500	20,475
Zumiez, Inc. *	6,400	62,080

		6,650,625

Textiles, Apparel & Luxury Goods 1.5%
American Apparel, Inc. *(a)	11,000	32,120
Carter’s, Inc. *	18,300	344,223
Cherokee, Inc.	2,400	37,440
Columbia Sportswear Co. (a)	4,000	119,680
CROCS, Inc. *	27,100	32,249
Deckers Outdoor Corp. *	4,200	222,768
FGX International Holdings Ltd. *	4,400	51,128
Fossil, Inc. *	14,600	229,220
Fuqi International, Inc. *	1,700	7,990
G-III Apparel Group Ltd. *(a)	4,300	23,736
Iconix Brand Group, Inc. *	18,600	164,610
K-Swiss, Inc., Class A	8,400	71,736
Kenneth Cole Productions, Inc., Class A	3,000	19,170
Lululemon Athletica, Inc. *	6,300	54,558
Maidenform Brands, Inc. *	7,300	66,868
Movado Group, Inc.	5,200	39,208
Oxford Industries, Inc.	4,600	28,382
Perry Ellis International, Inc. *	4,000	13,840
Quiksilver, Inc. *(a)	40,900	52,352
Skechers U.S.A., Inc., Class A *	10,600	70,702
Steven Madden Ltd. *	5,700	107,046
Timberland Co. (The) Class A *	15,400	183,876
True Religion Apparel, Inc. *	5,500	64,955
Under Armour, Inc., Class A *(a)	10,600	174,158
Unifi, Inc. *	14,400	9,216
UniFirst Corp.	4,600	128,064
Volcom, Inc. *	5,900	57,230
Warnaco Group, Inc. (The) *	14,700	352,800
Weyco Group, Inc.	2,100	54,432
Wolverine World Wide, Inc.	16,100	250,838

		3,064,595

Thrifts & Mortgage Finance 1.6%
Abington Bancorp, Inc.	7,800	64,584
Anchor Bancorp Wisconsin, Inc.	6,400	8,640
Bank Mutual Corp.	15,600	141,336
BankFinancial Corp.	6,300	62,811
Beneficial Mutual Bancorp, Inc. *	10,400	102,440
Berkshire Hills Bancorp, Inc.	3,800	87,096
Brookline Bancorp, Inc.	18,800	178,600
Brooklyn Federal Bancorp, Inc.	1,600	17,648
Clifton Savings Bancorp, Inc.	2,700	27,000
Corus Bankshares, Inc. *	12,000	3,240
Danvers Bancorp, Inc.	5,700	78,717
Dime Community Bancshares	7,600	71,288
Doral Financial Corp. *(a)	1,800	3,240
ESSA Bancorp, Inc.	5,000	66,550
Federal Agricultural Mortgage Corp., Class C	3,200	8,576
First Financial Holdings, Inc.	3,800	29,070
First Financial Northwest, Inc.	7,300	60,882
First Niagara Financial Group, Inc.	38,200	416,380
First Place Financial Corp.	5,600	18,816
Flagstar Bancorp, Inc. *	12,400	9,300
Flushing Financial Corp.	7,000	42,140
Fox Chase Bancorp, Inc. *	2,300	21,735
Guaranty Financial Group, Inc. *(a)	28,800	30,240
Home Federal Bancorp, Inc.	2,600	22,698
Kearny Financial Corp.	5,600	58,688
Meridian Interstate Bancorp, Inc. *	3,400	28,628
NASB Financial, Inc.	900	22,419
NewAlliance Bancshares, Inc.	35,000	410,900
Northwest Bancorp, Inc.	5,500	92,950
OceanFirst Financial Corp.	2,900	29,638
Ocwen Financial Corp. *	11,500	131,445
Oritani Financial Corp. *	3,900	54,600
PMI Group, Inc. (The)	25,700	15,934
Provident Financial Services, Inc.	19,300	208,633
Provident New York Bancorp	13,000	111,150
Radian Group, Inc.	26,100	47,502
Rockville Financial, Inc.	2,600	23,660
Roma Financial Corp.	2,800	36,260
Trustco Bank Corp.	24,500	147,490
United Community Financial Corp.	8,954	10,834
United Financial Bancorp, Inc.	5,600	73,304
ViewPoint Financial Group	3,500	42,105
Waterstone Financial, Inc. *	2,300	4,692
Westfield Financial, Inc.	10,100	88,880
WSFS Financial Corp.	2,000	44,720

		3,257,459

Tobacco 0.3%
Alliance One International, Inc. *	28,700	110,208
Star Scientific, Inc. *	23,700	101,436
Universal Corp.	8,200	245,344
Vector Group Ltd.	10,634	138,136

		595,124

Trading Companies & Distributors 0.7%
Aceto Corp.	7,800	46,488
Aircastle Ltd.	15,100	70,215
Applied Industrial Technologies, Inc.	13,700	231,119
Beacon Roofing Supply, Inc. *	14,300	191,477
DXP Enterprises, Inc. *	2,300	23,759
H&E Equipment Services, Inc. *	5,300	34,715
Houston Wire & Cable Co.	5,800	44,950
Interline Brands, Inc. *	10,500	88,515
Kaman Corp.	8,200	102,828
Lawson Products, Inc.	1,300	15,821
RSC Holdings, Inc. *	15,400	81,004
Rush Enterprises, Inc., Class A *	10,850	96,782
TAL International Group, Inc.	4,700	34,404
Textainer Group Holdings Ltd.	3,100	20,925
Titan Machinery, Inc. *	2,300	20,677
Watsco, Inc.	7,500	255,225

		1,358,904

Transportation Infrastructure 0.0%
CAI International, Inc. *	2,500	7,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value
Common Stocks (continued)
Water Utility 0.4%
American States Water Co.	5,600	$203,392
Cadiz, Inc. *	3,800	30,324
California Water Service Group	6,300	263,718
Connecticut Water Service, Inc.	2,700	54,756
Consolidated Water Co., Inc.	4,700	50,995
Middlesex Water Co.	4,300	61,920
SJW Corp.	4,200	106,806
Southwest Water Co.	8,000	34,400

		806,311

Wireless Telecommunication Services 0.3%
Centennial Communications Corp. *	20,900	172,634
FiberTower Corp. *	27,800	5,560
ICO Global Communications Holdings Ltd. *	26,700	9,345
iPCS, Inc. *	5,600	54,376
Syniverse Holdings, Inc. *	16,569	261,127
TerreStar Corp. *	15,700	8,792
USA Mobility, Inc.	7,200	66,312
Virgin Mobile USA, Inc., Class A *	8,600	11,094

		589,240

Total Common Stocks (cost $372,088,871)		203,673,163

Exchange Traded Funds 0.0%
Capital Markets 0.0%
Kayne Anderson Energy Development Co.	3,300	30,822

Total Exchange Traded Funds (cost $71,948)		30,822

Rights 0.0%
Insurance 0.0%
United America Indemnity Ltd., Class A	5,900	0

Total Rights (cost $23,290)		0

	Principal	Market
	Amount	Value
Warrants 0.0%(b) (c)
Oil, Gas & Consumable Fuels 0.0%
GreenHunter Energy, Inc.*	100	0

Total Warrants (cost $—)		0

Repurchase Agreements 13.1%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $4,841,581, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $4,938,374	$4,841,543	4,841,543
Morgan Stanley, 0.24%, dated 03/31/09, due 04/01/09, repurchase price $16,857,555, collateralized by U.S. Government Agency Mortgages ranging 4.00% - 8.50%, maturing 08/01/11 - 03/01/39; total market value of $17,183,408 (d)	16,846,478	16,846,478
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $5,639,709, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $5,752,473	5,639,679	5,639,679

Total Repurchase Agreements (cost $27,327,700)		27,327,700

Total Investments (cost $399,511,809) (e) — 110.2%		231,031,685

Liabilities in excess of other assets — (10.2)%		(21,293,147)

NET ASSETS — 100.0%		$209,738,538

*	Denotes a non-income producing security.

(a)	The security or a partial position of this security is on loan at March 31, 2009. The total value of securities on loan at March 31, 2009 was $16,543,707.

(b)	Fair Valued Security.

(c)	Illiquid security.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2009 was $16,846,478.

(e)	At March 31, 2009, the tax basis cost of the fund’s investments was $401,750,064, tax unrealized appreciation and depreciation were $2,445,901and $(173,164,280)respectively.

Ltd	Limited

NA	National Association

NL	Netherlands

NV	Public Traded Company

SA	Stock Company
At March 31, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

148	Russell 2000 Mini	06/20/09	$6,235,420	$92,931

			$6,235,420	$92,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Technology and Communications Fund

		Market
	Shares	Value
Common Stocks 92.1%
GERMANY 2.3%(a)
Wincor Nixdorf AG	10,572	$477,618

HONG KONG 0.9%(a)
ASM Pacific Technology Ltd.	53,570	187,668

ISRAEL 1.8%
Check Point Software Technologies *	16,970	376,904

JAPAN 5.3%(a)
Canon, Inc.	11,760	342,877
Fanuc Ltd.	6,393	437,328
Omron Corp.	28,536	338,516

		1,118,721

REPUBLIC OF KOREA 2.2%
Samsung Electronics Co. Ltd. GDR — KR	4,000	456,000

UNITED KINGDOM 1.8%(a)
Vodafone Group PLC	217,207	378,624

UNITED STATES 77.8%
Communications Equipment 12.0%
Cisco Systems, Inc. *	49,109	823,558
QUALCOMM, Inc.	28,057	1,091,698
Tellabs, Inc. *	135,000	618,300

		2,533,556

Computers & Peripherals 10.0%
Apple, Inc. *	4,007	421,216
EMC Corp. *	70,530	804,042
Hewlett-Packard Co.	27,800	891,268

		2,116,526

Information Technology Services 15.1%
Alliance Data Systems Corp. *	18,860	696,877
Automatic Data Processing, Inc.	10,770	378,673
Cognizant Technology Solutions Corp., Class A *	42,045	874,116
SAIC, Inc.	39,050	729,063
Visa, Inc., Class A	9,240	513,744

		3,192,473

Internet Software & Services 6.6%
Google, Inc., Class A *	2,105	732,666
Omniture, Inc. *	49,350	650,927

		1,383,593

Media 2.6%
Comcast Corp., Class A	40,100	546,964

Professional Services 2.9%
FTI Consulting, Inc. *	12,500	618,500

Semiconductors & Semiconductor Equipment 4.7%
Intel Corp.	30,101	453,020
NVIDIA Corp. *	54,470	537,074

		990,094

Software 19.6%
Adobe Systems, Inc. *	26,940	576,246
Citrix Systems, Inc. *	22,970	520,041
McAfee, Inc. *	20,210	677,035
Microsoft Corp.	23,494	431,585
Oracle Corp.	63,628	1,149,758
Solera Holdings, Inc. *	31,590	782,800

		4,137,465

Wireless Telecommunication Services 4.3%
American Tower Corp., Class A *	29,471	896,803

		16,415,974

Total Common Stocks (cost $22,909,363)		19,411,509

	Principal	Market
	Amount	Value
Repurchase Agreements 5.4%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $527,338, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $537,881	$527,334	$527,334
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $614,269, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $626,551	614,266	614,266

Total Repurchase Agreements (cost $1,141,600)		1,141,600

Total Investments (cost $24,050,963) (b) — 97.5%		20,553,109

Other assets in excess of liabilities — 2.5%		534,694

NET ASSETS — 100.0%		$21,087,803

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At March 31, 2009, the tax basis cost of the fund’s investments was $26,532,003, tax unrealized appreciation and depreciation were $411,872 and $(6,390,766) respectively.

AG	Stock Corporation

GDR	Global Depositary Receipt

KR	Korea

Ltd	Limited

PLC	Public Limited Co.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT U.S. Growth Leaders Fund

		Market
	Shares	Value
Common Stocks 96.8%
Biotechnology 4.3%
Gilead Sciences, Inc. *	25,840	$1,196,909

Capital Markets 2.1%
Goldman Sachs Group, Inc. (The)	5,500	583,110

Chemicals 5.7%
Monsanto Co.	11,220	932,382
Praxair, Inc.	9,800	659,442

		1,591,824

Communications Equipment 6.1%
Juniper Networks, Inc. *	36,300	546,678
QUALCOMM, Inc.	29,760	1,157,962

		1,704,640

Computers & Peripherals 3.5%
EMC Corp. *	85,100	970,140

Diversified Financial Services 2.5%
JPMorgan Chase & Co.	26,300	699,054

Electrical Equipment 2.1%
Emerson Electric Co.	20,300	580,174

Energy Equipment & Services 5.9%
Schlumberger Ltd.	19,700	800,214
Transocean Ltd. *	14,333	843,354

		1,643,568

Food & Staples Retailing 6.2%
CVS Caremark Corp.	25,380	697,696
Wal-Mart Stores, Inc.	20,120	1,048,252

		1,745,948

Health Care Equipment & Supplies 6.7%
Baxter International, Inc.	19,760	1,012,107
St. Jude Medical, Inc. *	23,800	864,654

		1,876,761

Health Care Providers & Services 1.8%
Aetna, Inc.	20,800	506,064

Hotels, Restaurants & Leisure 5.9%
Darden Restaurants, Inc.	27,500	942,150
McDonald’s Corp.	12,860	701,770

		1,643,920

Household Products 2.8%
Colgate-Palmolive Co.	13,400	790,332

Information Technology Services 3.1%
Visa, Inc., Class A	15,740	875,144

Insurance 1.3%
MetLife, Inc.	15,980	363,865

Internet Software & Services 3.9%
Google, Inc., Class A *	3,140	1,092,908

Machinery 5.0%
Deere & Co.	16,300	535,781
SPX Corp.	18,300	860,283

		1,396,064

Oil, Gas & Consumable Fuels 3.8%
EOG Resources, Inc.	9,800	536,648
Hess Corp.	9,800	531,160

		1,067,808

Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	41,000	898,720

Professional Services 2.8%
Watson Wyatt Worldwide, Inc., Class A	16,100	794,857

Semiconductors & Semiconductor Equipment 4.1%
Marvell Technology Group Ltd. *	89,100	816,156
NVIDIA Corp. *	33,900	334,254

		1,150,410

Software 7.1%
McAfee, Inc. *	28,100	941,350
Oracle Corp.	58,230	1,052,216

		1,993,566

Specialty Retail 6.9%
GameStop Corp., Class A *	20,520	574,970
Lowe’s Cos., Inc.	45,100	823,075
Urban Outfitters, Inc. *	33,600	550,032

		1,948,077

Total Common Stocks (cost $27,202,059)		27,113,863

	Principal	Market
	Amount	Value
Repurchase Agreements 4.0%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $515,575, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $525,882	$515,571	515,571
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $600,567, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $612,575	600,564	600,564

Total Repurchase Agreements (cost $1,116,135)		1,116,135

Total Investments (cost $28,318,194) (a) — 100.8%		28,229,998

Liabilities in excess of other assets — (0.8)%		(228,483)

NET ASSETS — 100.0%		$28,001,515

*	Denotes a non-income producing security.

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $32,041,858, tax unrealized appreciation and depreciation were $1,254,071 and $(5,065,931) respectively.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund

		Market
	Shares	Value
Common Stocks 97.5%
Aerospace & Defense 3.3%
General Dynamics Corp.	400	$16,636
Goodrich Corp.	200	7,578
Lockheed Martin Corp.	800	55,224
United Technologies Corp.	400	17,192

		96,630

Beverages 2.1%
PepsiCo, Inc.	1,200	61,776

Biotechnology 4.5%
Amgen, Inc. *	400	19,808
Celgene Corp. *	900	39,960
Gilead Sciences, Inc. *	1,300	60,216
Vertex Pharmaceuticals, Inc.	450	12,928

		132,912

Capital Markets 4.4%
Charles Schwab Corp. (The)	1,600	24,800
Credit Suisse Group AG	862	26,255
Goldman Sachs Group, Inc. (The)	300	31,806
Julius Baer Holding AG	376	9,242
Northern Trust Corp.	400	23,928
T. Rowe Price Group, Inc.	500	14,430

		130,461

Chemicals 6.5%
Ecolab, Inc.	400	13,892
Monsanto Co.	1,200	99,720
Potash Corp. of Saskatchewan, Inc.	300	24,243
Praxair, Inc.	800	53,832

		191,687

Communications Equipment 8.6%
Cisco Systems, Inc. *	2,300	38,571
F5 Networks, Inc.	700	14,665
Juniper Networks, Inc. *	1,200	18,072
QUALCOMM, Inc.	2,920	113,617
Research In Motion Ltd. *	1,600	68,912

		253,837

Computers & Peripherals 4.0%
Apple, Inc. *	900	94,608
NetApp, Inc. *	1,700	25,228

		119,836

Construction & Engineering 0.6%
Quanta Services, Inc.	800	17,160

Diversified Consumer Services 1.1%
Apollo Group, Inc., Class A *	400	31,332

Diversified Financial Services 3.3%
BM&FBOVESPA SA	5,000	15,201
IntercontinentalExchange, Inc. *	600	44,682
JPMorgan Chase & Co.	500	13,290
MSCI, Inc., Class A *	1,400	23,674

		96,847

Electrical Equipment 1.5%
ABB Ltd.	3,253	45,385

Electronic Equipment & Instruments 0.5%
FLIR Systems, Inc. *	700	14,336

Energy Equipment & Services 2.8%
Cameron International Corp. *	1,000	21,930
Schlumberger Ltd.	1,100	44,682
Transocean Ltd. *	300	17,652

		84,264

Food & Staples Retailing 2.1%
Wal-Mart Stores, Inc.	1,200	62,520

Food Products 2.9%
Cadbury PLC	3,090	23,304
Nestle SA	1,850	62,523

		85,827

Health Care Equipment & Supplies 4.8%
Baxter International, Inc.	1,400	71,708
C.R. Bard, Inc.	200	15,944
DENTSPLY International, Inc.	1,100	29,535
Intuitive Surgical, Inc. *	100	9,536
Stryker Corp.	500	17,020

		143,743

Health Care Providers & Services 2.6%
Express Scripts, Inc. *	1,000	46,170
Henry Schein, Inc.	500	20,005
Medco Health Solutions, Inc. *	240	9,922

		76,097

Hotels, Restaurants & Leisure 0.5%
Burger King Holdings, Inc.	630	14,458

Household Products 1.0%
Colgate-Palmolive Co.	500	29,490

Information Technology Services 4.8%
Accenture Ltd., Class A	850	23,366
MasterCard, Inc., Class A	300	50,244
SAIC, Inc.	1,300	24,271
Visa, Inc., Class A	800	44,480

		142,361

Internet Software & Services 4.2%
eBay, Inc. *	1,500	18,840
Google, Inc., Class A *	300	104,418

		123,258

Life Sciences Tools & Services 3.4%
Covance, Inc.	410	14,608
Illumina, Inc. *	800	29,792
Thermo Fisher Scientific, Inc. *	1,600	57,072

		101,472

Machinery 0.5%
Joy Global, Inc.	700	14,910

Media 1.7%
Cablevision Systems Corp., Class A	1,800	23,292
McGraw-Hill Cos., Inc. (The)	700	16,009
Walt Disney Co. (The)	700	12,712

		52,013

Oil, Gas & Consumable Fuels 6.1%
Apache Corp.	300	19,227
Occidental Petroleum Corp.	1,000	55,650
Range Resources Corp.	1,300	53,508
XTO Energy, Inc.	1,700	52,054

		180,439

Personal Products 0.1%
Mead Johnson Nutrition Co., Class A *	100	2,887

Pharmaceuticals 4.0%
Abbott Laboratories	500	23,850
Allergan, Inc.	700	33,432
Novo Nordisk AS, Class B	200	9,591
Roche Holding AG	228	31,304
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund

		Market
	Shares	Value
Shire PLC	1,610	19,713

		117,890

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	600	13,956

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	200	12,030

Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	1,200	12,900
Broadcom Corp., Class A *	2,100	41,958
MEMC Electronic Materials, Inc. *	710	11,708
NVIDIA Corp. *	3,300	32,538
Texas Instruments, Inc.	1,700	28,067

		127,171

Software 4.7%
Adobe Systems, Inc. *	1,200	25,668
CA, Inc.	700	12,327
Microsoft Corp.	1,900	34,903
Nintendo Co. Ltd.	100	29,258
Oracle Corp.	900	16,263
Salesforce.com, Inc. *	600	19,638

		138,057

Specialty Retail 0.8%
Staples, Inc.	1,400	25,354

Textiles, Apparel & Luxury Goods 1.9%
Coach, Inc. *	1,600	26,720
Nike, Inc., Class B	300	14,067
Polo Ralph Lauren Corp.	360	15,210

		55,997

Tobacco 0.6%
Philip Morris International, Inc.	500	17,790

Wireless Telecommunication Services 2.4%
Crown Castle International Corp. *	2,300	46,943
NII Holdings, Inc. *	1,700	25,500

		72,443

Total Common Stocks (cost $2,927,659)		2,886,626

	Principal	Market
	Amount	Value
Repurchase Agreements 11.7%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $159,475, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $162,663	$159,474	159,474
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $185,764, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $189,478	185,763	185,763

Total Repurchase Agreements (cost $345,237)		345,237

Total Investments (cost $3,272,896) (a) — 109.2%		3,231,863

Liabilities in excess of other assets — (9.2)%		(272,045)

NET ASSETS — 100.0%		$2,959,818

*	Denotes a non-income producing security.

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $3,272,896, tax unrealized appreciation and depreciation were $26,097 and $(67,130) respectively.

AG	Stock Corporation

AS	Stock Corporation

CA	Canada

IN	India

PLC	Public Limited Co.

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Templeton NVIT International Value Fund

		Market
	Shares	Value
Common Stocks 83.0%
AUSTRIA 1.1%
Diversified Telecommunication Services 1.1%
Telekom Austria AG	3,520	$53,280

BRAZIL 2.4%
Aerospace & Defense 0.6%
Empresa Brasileira de Aeronautica S.A. ADR*	2,390	31,715

Metals & Mining 0.5%
Cia Vale do Rio Doce ADR	2,050	23,124

Oil, Gas & Consumable Fuels 1.3%
Petroleo Brasileiro SA ADR	2,540	62,230

		117,069

CANADA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Husky Energy, Inc.	1,400	29,710

CHINA 1.2%
Diversified Telecommunication Services 1.2%
China Telecom Corp. Ltd., Class H	146,000	60,307

DENMARK 0.6%
Electrical Equipment 0.6%
Vestas Wind Systems AS*	700	30,757

FRANCE 9.6%
Auto Components 0.9%
Compagnie Generale des Etablissements Michelin, Class B	1,160	42,988

Diversified Telecommunication Services 2.0%
France Telecom SA	4,220	96,189

Hotels, Restaurants & Leisure 0.4%
Accor SA	610	21,227

Insurance 0.9%
AXA SA*	3,790	45,482

Media 1.1%
Vivendi	1,920	50,774

Multi-Utility 0.6%
GDF Suez	880	30,174

Oil, Gas & Consumable Fuels 1.5%
Total SA	1,410	69,713

Pharmaceuticals 2.2%
Sanofi-Aventis SA	1,920	107,736

		464,283

GERMANY 11.0%
Air Freight & Logistics 1.0%
Deutsche Post AG	4,720	50,913

Automobiles 1.5%
Bayerische Motoren Werke AG	2,550	73,240

Electric Utility 1.6%
E.ON AG	2,720	75,930

Health Care Providers & Services 1.1%
Celesio AG	2,900	53,457

Industrial Conglomerate 1.5%
Siemens AG	1,290	74,028

Insurance 1.4%
Muenchener Rueckversicherungs AG	540	65,887

Pharmaceuticals 1.5%
Merck KGaA	820	72,256

Software 1.4%
SAP AG	1,870	65,868

		531,579

HONG KONG 3.5%
Industrial Conglomerate 0.5%
Hutchison Whampoa Ltd.	5,000	24,546

Real Estate Management & Development 1.4%
Cheung Kong Holdings Ltd.	3,000	25,857
Swire Pacific Ltd., Class A	6,500	43,349

		69,206

Wireless Telecommunication Services 1.6%
China Mobile Ltd.	8,500	74,045

		167,797

INDIA 0.8%
Commercial Banks 0.8%
ICICI Bank Ltd. ADR	3,040	40,402

ISRAEL 0.5%
Software 0.5%
Check Point Software Technologies*	1,060	23,543

ITALY 2.4%
Commercial Banks 1.2%
Intesa Sanpaolo SpA	14,089	38,745
UniCredit SpA	11,477	18,887

		57,632

Oil, Gas & Consumable Fuels 1.2%
ENI SpA	3,006	58,194

		115,826

JAPAN 3.3%
Electronic Equipment & Instruments 0.6%
FUJIFILM Holdings Corp.	1,300	28,619

Household Durables 0.8%
Sony Corp.	1,900	39,307

Pharmaceuticals 0.7%
Takeda Pharmaceutical Co. Ltd.	900	31,230

Software 1.2%
Nintendo Co. Ltd.	200	58,515

		157,671

NETHERLANDS 4.9%
Chemicals 0.1%
Akzo Nobel NV	150	5,680

Diversified Financial Services 0.6%
ING Groep NV CVA	5,360	29,365

Energy Equipment & Services 0.9%
SBM Offshore NV	3,200	42,552

Food Products 1.9%
Unilever NV	20	392
Unilever NV CVA	4,670	91,990

		92,382

Industrial Conglomerate 1.1%
Koninklijke Philips Electronics NV	3,650	54,019

Professional Services 0.3%
Randstad Holding NV	660	11,195

		235,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Templeton NVIT International Value Fund

		Market
	Shares	Value
Common Stocks (continued)
NORWAY 0.9%
Diversified Telecommunication Services 0.9%
Telenor ASA	7,660	$43,808

PORTUGAL 1.3%
Diversified Telecommunication Services 1.3%
Portugal Telecom SGPS SA	7,920	61,172

REPUBLIC OF KOREA 2.4%
Commercial Banks 0.7%
KB Financial Group, Inc. ADR	1,410	34,193

Semiconductors & Semiconductor Equipment 1.7%
Samsung Electronics Co., Ltd. GDR	400	82,125

		116,318

SINGAPORE 2.9%
Commercial Banks 1.5%
DBS Group Holdings Ltd.	13,000	72,491

Diversified Telecommunication Services 1.0%
Singapore Telecommunications Ltd.	30,000	50,018

Electronic Equipment & Instruments 0.4%
Flextronics International Ltd.*	6,070	17,542

		140,051

SPAIN 4.7%
Commercial Banks 0.8%
Banco Santander SA	5,693	39,246

Diversified Telecommunication Services 2.8%
Telefonica SA	6,735	134,284

Oil, Gas & Consumable Fuels 1.1%
Repsol YPF SA	3,098	53,447

		226,977

SWEDEN 2.3%
Commercial Banks 1.1%
Nordea Bank AB FDR	11,040	53,433

Machinery 1.2%
Atlas Copco AB, A Shares	7,710	57,916

		111,349

SWITZERLAND 8.5%
Capital Markets 0.6%
UBS AG*	2,950	27,818

Food Products 2.3%
Nestle SA	3,300	111,527

Insurance 0.6%
Swiss Reinsurance	1,850	30,237

Life Sciences Tools & Services 1.7%
Lonza Group AG*	840	83,023

Pharmaceuticals 2.5%
Novartis AG	2,820	106,728
Roche Holding AG	90	12,357

		119,085

Professional Services 0.8%
Adecco SA	1,270	39,702

		411,392

TAIWAN 1.9%
Computers & Peripherals 0.5%
Compal Electronics, Inc. GDR	6,700	24,005

Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	69,283

		93,288

UNITED KINGDOM 15.6%
Aerospace & Defense 2.8%
BAE Systems PLC	13,960	66,942
Rolls-Royce Group PLC	16,720	70,419

		137,361

Airline 0.1%
British Airways PLC	2,068	4,163

Commercial Banks 1.6%
HSBC Holdings PLC	6,800	37,527
Standard Chartered PLC	3,340	41,467

		78,994

Insurance 0.8%
Aviva PLC	12,740	39,500

Media 2.2%
British Sky Broadcasting Group PLC	7,590	47,101
Pearson PLC	5,830	58,618

		105,719

Multi-Utility 0.8%
National Grid PLC	4,930	37,858

Oil, Gas & Consumable Fuels 3.2%
BP PLC	11,350	76,092
Royal Dutch Shell PLC ADR	1,770	77,190

		153,282

Pharmaceuticals 2.0%
GlaxoSmithKline PLC	6,300	98,103

Specialty Retail 0.6%
Kingfisher PLC	12,770	27,368

Wireless Telecommunication Services 1.5%
Vodafone Group PLC	42,760	74,537

		756,885

UNITED STATES 0.6%
Capital Markets 0.6%
Invesco Ltd.	1,990	27,581

Total Common Stocks (cost $4,174,557)		4,016,238

	Principal	Market
	Amount	Value
Repurchase Agreements 93.1%
CS First Boston, 0.28%, dated 3/31/09, due 04/01/09, repurchase price $2,081,315, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50, maturing 03/01/24 - 06/01/38; total market value of $2,122,925	$2,081,299	2,081,299
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
Templeton NVIT International Value Fund

	Principal	Market
	Amount	Value
Repurchase Agreements (continued)
UBS Securities, 0.19%, dated 3/31/09, due 04/01/09, repurchase price $2,424,417, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $2,472,892	$2,424,404	$2,424,404

Total Repurchase Agreements (cost $4,505,703)		4,505,703

Total Investments (cost $8,680,260) (a) — 176.1%		8,521,941

Liabilities in excess of other assets — (76.1)%		(3,682,049)

NET ASSETS — 100.0%		$4,839,892

*	Denotes a non-income producing security.

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $8,680,260, tax unrealized appreciation and depreciation were $13,908 and $(172,227) respectively.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

FDR	Fiduciary Depositary Receipts

GDR	Global Depositary Receipt

KGaA	Limited partnership with shares

Ltd	Limited

NV	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company

SGPS	Holding Enterprise

SpA	Limited share company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Van Kampen NVIT Comstock Value Fund

		Market
	Shares	Value
Common Stocks 97.0%
Beverages 2.7%
Coca-Cola Co. (The)	68,000	$2,988,600
Dr Pepper Snapple Group, Inc. *	62,360	1,054,508

		4,043,108

Capital Markets 3.7%
Bank of New York Mellon Corp. (The)	161,221	4,554,493
Goldman Sachs Group, Inc. (The)	8,600	911,772

		5,466,265

Chemicals 1.3%
E.I. Du Pont de Nemours & Co.	85,395	1,906,870

Commercial Banks 2.3%
Barclays PLC ADR — GB	9,900	84,150
PNC Financial Services Group, Inc.	41,900	1,227,251
U.S. Bancorp	54,500	796,245
Wells Fargo & Co.	91,900	1,308,656

		3,416,302

Communications Equipment 1.8%
Cisco Systems, Inc. *	107,300	1,799,421
Telefonaktiebolaget LM Ericsson ADR — SE	103,100	834,079

		2,633,500

Computers & Peripherals 4.4%
Dell, Inc. *	272,775	2,585,907
Hewlett-Packard Co.	48,400	1,551,704
International Business Machines Corp.	23,700	2,296,293

		6,433,904

Diversified Financial Services 3.1%
Bank of America Corp.	229,809	1,567,297
JPMorgan Chase & Co.	110,800	2,945,064

		4,512,361

Diversified Telecommunication Services 4.5%
AT&T, Inc.	94,000	2,368,800
Verizon Communications, Inc.	139,710	4,219,242

		6,588,042

Electrical Equipment 0.5%
Emerson Electric Co.	24,600	703,068

Energy Equipment & Services 1.0%
Halliburton Co.	91,000	1,407,770

Food & Staples Retailing 4.2%
CVS Caremark Corp.	66,300	1,822,587
Wal-Mart Stores, Inc.	83,500	4,350,350

		6,172,937

Food Products 7.3%
Cadbury PLC ADR — GB	135,480	4,105,044
Kraft Foods, Inc., Class A	131,211	2,924,693
Sara Lee Corp.	100,000	808,000
Unilever NV	148,400	2,908,640

		10,746,377

Health Care Equipment & Supplies 1.2%
Boston Scientific Corp. *	230,700	1,834,065

Health Care Providers & Services 3.2%
Cardinal Health, Inc.	96,200	3,028,376
UnitedHealth Group, Inc.	37,500	784,875
WellPoint, Inc. *	22,900	869,513

		4,682,764

Household Products 0.3%
Kimberly-Clark Corp.	10,600	488,766

Industrial Conglomerate 1.0%
General Electric Co.	148,600	1,502,346

Information Technology Services 0.5%
Computer Sciences Corp. *	12,800	471,552
Western Union Co. (The)	24,800	311,736

		783,288

Insurance 10.2%
Aflac, Inc.	18,800	363,968
Berkshire Hathaway, Inc., Class B *	490	1,381,800
Chubb Corp.	190,980	8,082,274
MetLife, Inc.	63,600	1,448,172
Torchmark Corp.	32,100	841,983
Travelers Cos., Inc. (The)	70,800	2,877,312

		14,995,509

Internet & Catalog Retail 0.3%
Liberty Media Corp. — Interactive, Series A *	138,974	403,025

Internet Software & Services 2.8%
eBay, Inc. *	274,400	3,446,464
Yahoo!, Inc. *	57,600	737,856

		4,184,320

Media 14.6%
Comcast Corp., Class A	482,900	6,586,756
Liberty Media Corp. — Entertainment, Series A *	103,756	2,069,932
News Corp., Class B	246,700	1,899,590
Time Warner Cable, Inc.	50,127	1,243,141
Time Warner, Inc.	199,700	3,854,206
Viacom, Inc., Class B *	337,700	5,869,226

		21,522,851

Metals & Mining 1.0%
Alcoa, Inc.	200,100	1,468,734

Multiline Retail 1.7%
J.C. Penney Co., Inc.	50,500	1,013,535
Macy’s, Inc.	108,600	966,540
Target Corp.	16,400	563,996

		2,544,071

Oil, Gas & Consumable Fuels 1.8%
BP PLC ADR — GB	18,500	741,850
ConocoPhillips	17,200	673,552
Total SA ADR — FR	25,900	1,270,654

		2,686,056

Paper & Forest Products 2.5%
International Paper Co.	514,379	3,621,228

Pharmaceuticals 12.7%
Abbott Laboratories	25,900	1,235,430
Bristol-Myers Squibb Co.	167,800	3,678,176
Eli Lilly & Co.	58,500	1,954,485
GlaxoSmithKline PLC ADR — GB	21,400	664,898
Pfizer, Inc.	224,400	3,056,328
Roche Holding AG — CH	31,900	1,097,360
Schering-Plough Corp.	181,800	4,281,390
Wyeth	62,300	2,681,392

		18,649,459

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	122,400	1,842,120
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (continued)
March 31, 2009 (Unaudited)
Van Kampen NVIT Comstock Value Fund

		Market
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	53,900	$1,078,000

		2,920,120

Software 0.7%
Microsoft Corp.	55,900	1,026,883

Specialty Retail 1.9%
Home Depot, Inc.	63,100	1,486,636
Lowe’s Cos., Inc.	70,300	1,282,975

		2,769,611

Tobacco 1.8%
Altria Group, Inc.	78,150	1,251,963
Philip Morris International, Inc.	40,350	1,435,653

		2,687,616

Total Common Stocks (cost $212,212,191)		142,801,216

	Principal	Market
	Amount	Value
Repurchase Agreements 2.9%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $1,971,737, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $2,011,156	$1,971,722	1,971,722
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $2,296,776, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $2,342,699	2,296,764	2,296,764

Total Repurchase Agreements (cost $4,268,486)		4,268,486

Total Investments (cost $216,480,677) (a) — 99.9%		147,069,702

Other assets in excess of liabilities — 0.1%		173,121

NET ASSETS — 100.0%		$147,242,823

*	Denotes a non-income producing security.

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $234,233,830, tax unrealized appreciation and depreciation were $332,100 and $(87,496,228) respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

FR	France

GB	United Kingdom

NV	Public Traded Company

PLC	Public Limited Co.

SA	Stock Company

SE	Sweden
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 2.8%
Auto Loans 0.9%(a)
Capital Auto Receivables Asset Trust
0.62%, 07/15/10	$529,885	$508,675
0.62%, 05/15/11	854,150	834,676

		1,343,351

Automobile ABS 0.1%
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 02/15/13	125,000	125,649

Credit Card ABS 0.5%(a)
Discover Card Master Trust I
Series 1996-4, Class A, 0.83%, 10/16/13	400,000	364,632
Series 2005-4, Class A2, 0.54%, 06/16/15	400,000	330,443

		695,075

Credit Card Loans 0.4%
Chase Issuance Trust, Series 2005-A7, Class A7, 4.55%, 03/15/13	595,000	598,372

Home Equity Loans 0.6%
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.62%, 04/25/32(a)	640,401	341,150
First Franklin Mortgage Loan Asset Backed Certificates, 0.57%, 07/25/36(a)	70,254	69,016
Mid-State Trust, Series 4, Class A, 8.33%, 04/01/30	290,667	250,241
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 1.06%, 08/25/31(a)	116,514	39,216
Residential Asset Mortgage Products, Inc., 0.59%, 06/25/29(a)	146,370	141,203

		840,826

Student Loans 0.3%(a)
SLM Student Loan Trust, 1.15%, 10/27/14	432,388	430,379

Total Asset-Backed Securities (cost $3,873,711)		4,033,652

Corporate Bonds 42.6%
Advertising 0.1%(f)
Visant Holding Corp., 10.25%, 12/01/13	105,000	97,650

Air Freight & Logistics 0.1%(b)
HUB International Holdings, Inc., 10.25%, 06/15/15	250,000	118,750

Airline 0.3%
Delta Air Lines, Inc., 7.57%, 11/18/10	460,000	416,300

Banks 2.1%
Bank of America Corp., 5.75%, 12/01/17	575,000	482,877
Bank of New York Mellon Corp. (The)
Series G, 4.50%, 04/01/13	90,000	89,189
5.13%, 08/27/13	245,000	250,760
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	355,000	240,101
Morgan Stanley, 6.63%, 04/01/18	750,000	715,130
UBS AG, 8.51%, 04/09/09(b)(c)	37,900,000	256,949
Wachovia Bank NA, 6.60%, 01/15/38	600,000	474,513
Wachovia Corp., 5.50%, 05/01/13	140,000	129,088
Wells Fargo & Co., 5.63%, 12/11/17	415,000	378,651

		3,017,258

Basic Materials 1.1%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	150,000	151,034
Georgia-Pacific LLC, 9.50%, 12/01/11	165,000	164,794
Huntsman International LLC, 7.38%, 01/01/15	150,000	61,500
MacDermid, Inc., 9.50%, 04/15/17(b)	305,000	105,225
Pindo Deli Finance BV(a)(b)
5.43%, 04/28/15	37,876	20,832
5.43%, 04/28/18	223,449	55,862
7.79%, 04/28/25	901,231	45,061
Praxair, Inc., 4.38%, 03/31/14	230,000	230,048
Southern Copper Corp., 7.50%, 07/27/35	620,000	449,675
Steel Dynamics, Inc., 7.75%, 04/15/16(b)	200,000	137,000
Tjiwi Kimia Finance BV(a)
3.18%, 04/28/15	111,558	61,357
3.15%, 04/28/18(b)	91,531	22,883
5.44%, 04/28/27(b)	473,111	23,655
U.S. Steel Corp., 6.05%, 06/01/17	150,000	92,809

		1,621,735

Beverages 1.6%
Anheuser-Busch InBev Worldwide, Inc.(b)
7.20%, 01/15/14	800,000	838,284
7.75%, 01/15/19	950,000	947,246
8.20%, 01/15/39	350,000	343,432
Dr Pepper Snapple Group, Inc., 6.82%, 05/01/18	135,000	127,414

		2,256,376

Biotechnology 0.2%
Amgen, Inc.
5.85%, 06/01/17	60,000	61,440
5.70%, 02/01/19	170,000	172,662

		234,102

Capital Markets 0.9%
E*Trade Financial Corp., 12.50%, 11/30/17	545,000	247,975
Goldman Sachs Group, Inc. (The)
6.15%, 04/01/18	225,000	205,519
7.50%, 02/15/19	250,000	249,453
LaBranche & Co., Inc., 11.00%, 05/15/12	200,000	180,250
Nuveen Investments, Inc., 5.00%, 09/15/10	615,000	350,550

		1,233,747

Commercial Services & Supplies 0.3%
ARAMARK Corp., 4.67%, 02/01/15(a)	325,000	247,813
Iron Mountain, Inc., 7.75%, 01/15/15	180,000	177,750
		425,563
Commerical Services 0.2%
Education Management LLC, 10.25%, 06/01/16	250,000	233,750

Communications 5.8%
Alltel Corp.
7.00%, 07/01/12	90,000	93,740
7.88%, 07/01/32	275,000	279,521
AT&T Corp., 8.00%, 11/15/31(a)	295,000	320,425
AT&T, Inc.
4.85%, 02/15/14	240,000	242,285
5.80%, 02/15/19	290,000	283,890
6.55%, 02/15/39	480,000	435,351
CCH I LLC, 11.00%, 10/01/15*(g)	210,000	22,575
Charter Communications Operating LLC, 10.88%, 09/15/14*(b)(g)	280,000	271,600
Cricket Communications, Inc., 9.38%, 11/01/14	275,000	261,937
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Communications (continued)
Crown Castle International Corp., 9.00%, 01/15/15	$150,000	$150,375
CSC Holdings, Inc.
Series B, 7.63%, 04/01/11	290,000	287,825
8.63%, 02/15/19(b)	50,000	48,125
Deutsche Telekom International Finance BV, 8.13%, 05/29/12	160,000	237,187
DISH DBS Corp., 7.00%, 10/01/13	140,000	129,850
France Telecom SA, 8.13%, 01/28/33	90,000	145,541
Frontier Communications Corp., 9.00%, 08/15/31	220,000	150,975
Hughes Network Systems LLC, 9.50%, 04/15/14	135,000	120,825
Intelsat Corp., 9.25%, 08/15/14(b)	250,000	235,000
Mediacom LLC, 9.50%, 01/15/13	235,000	219,725
MetroPCS Wireless, Inc., 9.25%, 11/01/14(b)	65,000	62,725
News America, Inc., 7.85%, 03/01/39(b)	305,000	261,281
Qwest Capital Funding, Inc., 7.25%, 02/15/11	330,000	315,150
Qwest Corp.
7.88%, 09/01/11	500,000	492,500
6.88%, 09/15/33	150,000	98,250
Sprint Capital Corp.
7.63%, 01/30/11	300,000	277,500
8.75%, 03/15/32	700,000	469,000
Telecom Italia Capital SA, 7.00%, 06/04/18	360,000	326,299
Telefonica Europe BV, 8.25%, 09/15/30	220,000	241,957
Telesat Canada, 12.50%, 11/01/17(b)	200,000	148,000
Time Warner Cable, Inc.
8.75%, 02/14/19	210,000	222,983
6.55%, 05/01/37	140,000	117,824
Time Warner, Inc., 5.88%, 11/15/16(b)	155,000	146,695
tw telecom holdings, Inc., 9.25%, 02/15/14	200,000	193,000
Verizon Communications, Inc., 6.90%, 04/15/38	90,000	87,046
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.13%, 04/30/18(b)	300,000	184,500
Virgin Media Finance PLC, 9.13%, 08/15/16	200,000	186,000
Visant Corp., 7.63%, 10/01/12	100,000	94,750
Vodafone Group PLC, 5.63%, 02/27/17	175,000	173,441
Wind Acquisition Finance SA, 10.75%, 12/01/15(b)	200,000	198,000

		8,233,653

Computers 0.2%
Hewlett-Packard Co., 5.50%, 03/01/18	130,000	133,306
SunGard Data Systems, Inc., 10.25%, 08/15/15	256,000	179,200

		312,506

Consumer Finance 0.3%(a)
Discover Financial Services, 1.86%, 06/11/10	460,000	397,350

Consumer, Cyclical 2.0%
AMC Entertainment, Inc., 8.63%, 08/15/12	80,000	78,600
Caesars Entertainment, Inc., 7.88%, 03/15/10	130,000	52,000
Carrols Corp., 9.00%, 01/15/13	175,000	150,500
Continental Airlines, Inc., 6.55%, 02/02/19	191,810	164,956
CVS Pass-Through Trust, 6.04%, 12/10/28(b)	407,396	306,163
Daimler Finance North America LLC, 8.50%, 01/18/31	180,000	160,959
Denny’s Holdings, Inc., 10.00%, 10/01/12	125,000	108,125
Galaxy Entertainment Finance Co. Ltd., 9.88%, 12/15/12(b)	500,000	330,000
Goodyear Tire & Rubber Co. (The), 6.32%, 12/01/09(a)	265,000	253,075
KAR Holdings, Inc., 8.75%, 05/01/14	50,000	26,500
Las Vegas Sands Corp., 6.38%, 02/15/15	300,000	141,000
McDonald’s Corp., Series I, 5.00%, 02/01/19	35,000	36,403
MGM Mirage, 6.00%, 10/01/09	370,000	199,800
Pokagon Gaming Authority, 10.38%, 06/15/14(b)	175,000	145,250
Staples, Inc.
7.75%, 04/01/11	130,000	132,892
9.75%, 01/15/14	320,000	334,995
Wal-Mart Stores, Inc., 4.13%, 02/01/19	210,000	203,158

		2,824,376

Containers & Packaging 0.1%
Graphic Packaging International, Inc., 9.50%, 08/15/13	165,000	117,975

Cosmetics/Personal Care 0.1%
Procter & Gamble Co. (The), 4.60%, 04/22/09	70,000	74,082

Distribution/Wholesale 0.0%
KAR Holdings, Inc., 10.00%, 05/01/15	60,000	26,100

Diversified Financial Services 4.2%
AIG SunAmerica Global Financing VI, 6.30%, 05/10/11(b)	395,000	301,110
American General Finance Corp., 4.63%, 05/15/09	95,000	88,916
Bear Stearns Co., Inc., 7.25%, 02/01/18	975,000	1,006,896
Bear Stearns Cos., LLC (The), 5.55%, 01/22/17	260,000	218,609
Citigroup, Inc.
6.50%, 08/19/13	110,000	101,081
6.13%, 05/15/18	205,000	176,943
CME Group, Inc., 5.75%, 02/15/14	75,000	77,298
Credit Suisse USA, Inc.
5.13%, 08/15/15	40,000	37,118
6.00%, 02/15/18	150,000	130,830
Farmers Exchange Capital, 7.05%, 07/15/28(b)	285,000	172,935
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	1,470,000	1,046,576
General Electric Capital Corp., Series A, 6.88%, 01/10/39	115,000	93,793
GMAC LLC
5.63%, 05/15/09	150,000	141,978
6.88%, 09/15/11(b)	1,022,000	726,254
Icahn Enterprises LP, 8.13%, 06/01/12	175,000	148,750
International Lease Finance Corp.
3.50%, 04/01/09	345,000	345,000
Series Q, 5.75%, 06/15/11	270,000	175,405
John Hancock Global Funding II, Series II, 7.90%, 07/02/10(b)	155,000	159,410
Merrill Lynch & Co., Inc., 6.88%, 04/25/18	470,000	367,584
Pinnacle Foods Finance LLC, 10.63%, 04/01/17	250,000	175,000
SLM Corp., 8.45%, 06/15/18	205,000	110,726
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Vanguard Health Holding Co. I, 11.25%, 10/01/15(f)	$225,000	$186,750

		5,988,962

Electric 0.5%
NRG Energy, Inc., 7.38%, 01/15/17	325,000	302,250
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/01/15	870,000	435,000

		737,250

Energy 4.2%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	46,306
ConocoPhillips
5.20%, 05/15/18	135,000	133,641
6.50%, 02/01/39	625,000	609,672
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	155,000	159,405
Devon Energy Corp., 6.30%, 01/15/19	200,000	195,135
Devon Financing Corp. ULC, 7.88%, 09/30/31	125,000	127,725
El Paso Corp., 8.25%, 02/15/16	225,000	210,375
EQT Corp., 6.50%, 04/01/18	230,000	202,979
Linn Energy LLC, 9.88%, 07/01/18(b)	105,000	86,100
Marathon Oil Corp.
6.50%, 02/15/14	95,000	96,452
6.00%, 10/01/17	185,000	171,458
5.90%, 03/15/18	95,000	86,734
Pemex Project Funding Master Trust
5.75%, 03/01/18	1,000,000	835,000
8.63%, 12/01/23	250,000	235,000
Petrohawk Energy Corp., 9.13%, 07/15/13	275,000	264,000
Plains Exploration & Production Co., 10.00%, 03/01/16	70,000	66,150
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 09/30/16(b)	1,000,000	943,870
SandRidge Energy, Inc., 8.63%, 04/01/15	325,000	211,250
Sonat, Inc., 7.63%, 07/15/11	80,000	77,285
Texas Eastern Transmission LP, 7.00%, 07/15/32	215,000	196,199
TransCanada PipeLines Ltd., 6.50%, 08/15/18	145,000	144,624
Weatherford International Ltd., 6.00%, 03/15/18	140,000	114,251
Williams Cos., Inc. (The)
7.63%, 07/15/19	90,000	84,150
8.75%, 01/15/20(b)	170,000	169,150
XTO Energy, Inc., 5.50%, 06/15/18	570,000	529,440

		5,996,351

Food 0.2%
Kraft Foods, Inc.
6.75%, 02/19/14	35,000	37,840
6.13%, 08/23/18	135,000	135,323
Tyson Foods, Inc., 10.50%, 03/01/14(b)	90,000	91,800

		264,963

Food & Staples Retailing 0.2%
Delhaize America, Inc., 9.00%, 04/15/31	109,000	115,851
Kroger Co. (The)
5.00%, 04/15/13	70,000	70,252
6.40%, 08/15/17	100,000	102,658
		288,761
Food Products 0.3%
ConAgra Foods, Inc., 8.25%, 09/15/30	100,000	106,930
General Mills, Inc., 5.25%, 08/15/13	110,000	113,628
Pilgrim’s Pride Corp., 7.63%, 05/01/15(g)	295,000	189,537
Smithfield Foods, Inc., 8.00%, 10/15/09	90,000	89,550

		499,645

Health Care Equipment & Supplies 0.7%
Baxter International, Inc., 4.00%, 03/01/14	75,000	76,236
Biomet, Inc., 10.38%, 10/15/17	200,000	169,000
Hospira, Inc., 1.71%, 03/30/10(a)	490,000	457,022
Medtronic, Inc.
4.50%, 03/15/14	50,000	51,269
5.60%, 03/15/19	180,000	181,494
Reable Therapeutics Finance, 11.75%, 11/15/14	150,000	92,250

		1,027,271

Health Care Providers & Services 1.8%
Aetna, Inc., 6.75%, 12/15/37	500,000	418,353
Community Health Systems, Inc., 8.88%, 07/15/15	115,000	108,675
HCA, Inc., 5.75%, 03/15/14	530,000	347,150
Health Net, Inc., 6.38%, 06/01/17	375,000	259,688
HealthSouth Corp.
8.32%, 06/15/14(a)	385,000	331,100
10.75%, 06/15/16	245,000	240,100
Medco Health Solutions, Inc.
6.13%, 03/15/13	10,000	9,934
7.25%, 08/15/13	255,000	264,292
7.13%, 03/15/18	195,000	193,530
US Oncology, Inc., 9.00%, 08/15/12	200,000	194,000
WellPoint, Inc., 5.85%, 01/15/36	180,000	145,538

		2,512,360

Healthcare-Products 0.1%
Baxter International, Inc., 4.63%, 03/15/15	35,000	35,587
Covidien International Finance SA, 6.00%, 10/15/17	100,000	101,423

		137,010

Healthcare-Services 0.2%
CRC Health Corp., 10.75%, 02/01/16	300,000	189,000
HCA, Inc., 9.88%, 02/15/17(b)	125,000	118,125

		307,125

Holding Companies-Diversfied 0.0%
Kansas City Southern Railway Co., 13.00%, 12/15/13	50,000	51,000

Hotels, Restaurants & Leisure 0.0%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	85,000	56,100
6.75%, 05/15/18	85,000	56,100

		0

Industrial 2.0%
AEP Industries, Inc., 7.88%, 03/15/13	150,000	87,000
Allied Waste North America, Inc., 7.25%, 03/15/15	75,000	70,875
Boeing Co., 6.88%, 03/15/39	105,000	105,060
Casella Waste Systems, Inc., 9.75%, 02/01/13	225,000	190,125
Danaher Corp., 5.40%, 03/01/19	235,000	237,868
Emerson Electric Co., 4.88%, 10/15/19	125,000	126,387
Honeywell International, Inc., 5.30%, 03/01/18	140,000	143,085
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 04/15/14	310,000	309,975
Intertape Polymer US, Inc., 8.50%, 08/01/14	200,000	121,500
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Industrial (continued)
Jabil Circuit, Inc., 8.25%, 03/15/18	$350,000	$260,750
L-3 Communications Corp., 5.88%, 01/15/15	90,000	83,475
Masco Corp., 1.63%, 03/12/10(a)	325,000	294,063
Solo Cup Co., 8.50%, 02/15/14	170,000	124,100
Systems 2001 AT LLC, 6.66%, 09/15/13(b)	204,355	194,962
United Technologies Corp., 6.13%, 02/01/19	250,000	269,130
Waste Management, Inc., 6.38%, 03/11/15	75,000	75,009
WCA Waste Corp., 9.25%, 06/15/14	200,000	146,500

		2,839,864

Insurance 1.0%
ACE INA Holdings, Inc., 5.60%, 05/15/15	135,000	125,858
Berkshire Hathaway Finance Corp., 4.00%, 04/15/12(b)	210,000	209,676
Chubb Corp., 5.75%, 05/15/18	45,000	44,434
Farmers Insurance Exchange, 8.63%, 05/01/24(b)	250,000	157,965
Lincoln National Corp., 6.20%, 12/15/11	750,000	413,297
Marsh & McLennan Cos., Inc., 5.15%, 09/15/10	40,000	39,000
MetLife, Inc., 7.72%, 02/15/19	255,000	228,649
USI Holdings Corp., 5.11%, 11/15/14(a)(b)	250,000	117,500
Willis North America, Inc., 5.13%, 07/15/10	150,000	134,867

		1,471,246

Internet & Catalog Retail 0.1%(b)
Ticketmaster Entertainment, Inc., 10.75%, 08/01/16	150,000	102,000

Lodging 0.1%(b)
MGM Mirage, 13.00%, 11/15/13	195,000	145,275

Media 0.8%
CCO Holdings LLC, 8.75%, 11/15/13*(g)	170,000	141,950
Comcast Corp., 6.30%, 11/15/17	450,000	437,860
Dex Media West LLC, 9.88%, 08/15/13	75,000	15,000
Idearc, Inc., 8.00%, 11/15/16*(g)	825,000	21,656
News America, Inc., 6.90%, 03/01/19(b)	325,000	303,252
Time Warner Cable, Inc., 6.75%, 07/01/18	200,000	187,741

		1,107,459

Medical Labs & Testing 0.2%(b)
Roche Holdings, Inc., 6.00%, 03/01/19	315,000	324,217

Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	725,000	677,875
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	500,000	448,358
6.50%, 07/15/18	120,000	105,019
7.13%, 07/15/28	470,000	385,876

		1,617,128

Miscellaneous Manufacturing 0.6%
General Electric Co., 5.25%, 12/06/17	890,000	823,081

Oil & Gas 1.2%
Chesapeake Energy Corp., 9.50%, 02/15/15	205,000	199,363
ConocoPhillips, 5.75%, 02/01/19	350,000	352,320
Denbury Resources, Inc., 9.75%, 03/01/16	95,000	91,675
Devon Energy Corp., 5.63%, 01/15/14	500,000	507,156
Forest Oil Corp., 8.50%, 02/15/14(b)	155,000	143,763
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18(b)	250,000	183,750
Marathon Oil Corp., 7.50%, 02/15/19	180,000	181,348

		1,659,375

Other Financial 0.9%
American Express Credit Corp., Series C, 7.30%, 08/20/13	250,000	232,063
Berkshire Hathaway Finance Corp., 5.40%, 05/15/18	205,000	203,624
Diageo Capital PLC, 7.38%, 01/15/14	265,000	291,158
Metropolitan Life Global Funding I, 5.13%, 04/10/13(b)	670,000	611,905

		1,338,750

Personal Products 0.1%
Prestige Brands Holdings, Inc.., 9.25%, 04/15/12	85,000	81,175
Pharmaceuticals 0.9%
Abbott Laboratories
5.13%, 04/01/19	190,000	191,089
6.00%, 04/01/39	90,000	89,491
Eli Lilly & Co., 4.20%, 03/06/14	305,000	314,166
Novartis Securities Investment Ltd., 5.13%, 02/10/19	180,000	182,758
Pfizer, Inc., 6.20%, 03/15/19	60,000	63,943
Roche Holdings, Inc.(b)
5.00%, 03/01/14	325,000	332,646
7.00%, 03/01/39	90,000	94,178

		1,268,271

Pipelines 0.4%
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	45,000	46,072
MarkWest Energy Partners LP, 8.75%, 04/15/18	125,000	87,188
Regency Energy Partners LP, 8.38%, 12/15/13	125,000	106,250
Williams Cos., Inc. (The), 7.88%, 09/01/21	355,000	328,375

		567,885

Real Estate Investment Trusts 0.3%
Developers Diversified Realty Corp., 5.00%, 05/03/10	65,000	49,597
Simon Property Group LP, 4.88%, 08/15/10	350,000	329,213

		378,810

Retail 0.4%
Wal-Mart Stores, Inc., 4.25%, 04/15/13	230,000	241,896
Yum! Brands, Inc., 8.88%, 04/15/11	295,000	314,733

		556,629

Semiconductors 0.1%
Freescale Semiconductor, Inc., 8.88%, 12/15/14	650,000	136,500

Software 0.3%
First Data Corp., 9.88%, 09/24/15	325,000	190,125
Oracle Corp., 5.75%, 04/15/18	210,000	219,160

		409,285

Technology 0.1%
Kla-Tencor Corp., 6.90%, 05/01/18	200,000	158,092

Telecommunications 1.6%
Centennial Communications Corp., 6.96%, 01/01/13(a)	250,000	250,000
Cisco Systems, Inc.
4.95%, 02/15/19	50,000	49,193
5.90%, 02/15/39	45,000	41,347
Digicel Group Ltd. PIK, 9.13%, 01/15/15(b)	725,000	442,250
France Telecom SA, 8.50%, 03/01/31	40,000	50,432
Verizon Communications, Inc.
5.50%, 02/15/18	100,000	95,232
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
6.35%, 04/01/19	$485,000	$479,151
Verizon Wireless Capital LLC, 8.50%, 11/15/18(b)	800,000	913,857

		2,321,462

Tobacco 1.4%
Altria Group, Inc.
7.75%, 02/06/14	295,000	310,319
9.70%, 11/10/18	450,000	489,825
10.20%, 02/06/39	250,000	255,384
Philip Morris International, Inc.
6.88%, 03/17/14	300,000	324,685
5.65%, 05/16/18	465,000	462,027
6.38%, 05/16/38	250,000	242,113

		2,084,353

Transportation 0.1%
Union Pacific Corp., 7.88%, 01/15/19	185,000	204,022

Utility 1.1%
AES Corp. (The)(b)
8.75%, 05/15/13	315,000	310,275
9.75%, 04/15/16	260,000	244,400
Alabama Power Co., 5.80%, 11/15/13	65,000	69,805
Detroit Edison Co. (The), 6.13%, 10/01/10	200,000	205,936
Entergy Gulf States, Inc., 1.66%, 12/01/09(a)	105,000	102,769
Georgia Power Co., 6.00%, 11/01/13	50,000	54,191
Nisource Finance Corp., 1.82%, 11/23/09(a)	120,000	114,491
Ohio Power Co., 6.00%, 06/01/16	225,000	216,305
PacifiCorp., 5.50%, 01/15/19	35,000	35,832
Peco Energy Co., 5.35%, 03/01/18	165,000	160,036
Union Electric Co., 6.70%, 02/01/19	100,000	95,252
Virginia Electric and Power Co., 8.88%, 11/15/38	20,000	24,451

		1,633,743

Wireless Telecommunication Services 0.0%
Nextlink Communications* (d) (g)
0.00%, 06/01/09	350,000	0
0.00%, 06/01/09	500,000	0
		0

Total Corporate Bonds (cost $103,282,463)		60,680,593

Collateralized Mortgage Obligations 5.6%
American Home Mortgage Assets, 0.82%, 06/25/47(a)	655,336	79,161
American Home Mortgage Investment Trust(a)
Series 2004-1, Class 1A, 0.87%, 04/25/44	240,158	123,145
Series 2005-4, Class 3A3, 0.96%, 11/25/45	1,493,116	243,127
Series 2006-3, Class 12A1, 0.71%, 12/25/46	982,771	370,934
Banc of America Mortgage Securities
Series 2005-8, Class A7, 5.50%, 09/25/35	52,990	52,828
Series 2007-3, Class 1A1, 6.00%, 09/25/37	457,270	294,654
Bear Stearns Structured Products, Inc.(b) (d)
0.02%, 06/26/36	15,996,140	1,600
0.02%, 01/27/37	11,280,590	1,128
0.43%, 01/27/37	22,610,153	2,261
0.96%, 01/27/37	15,451,900	1,545
0.38%, 04/25/37	19,928,485	1,993
Chase Issuance Trust, Series 2007-A15, Class A, 4.96%, 09/17/12	500,000	506,349
Countrywide Alternative Loan Trust(a) (b)
0.81%, 10/25/35	35,365	33,150
0.90%, 11/20/35	580,888	98,901
Series 2005-59, Class M, 1.12%, 11/20/35(d)	1,364,474	136
Series 2005-72, Class M2, 1.34%, 01/25/36(d)	2,210,000	221
0.83%, 07/25/46	379,187	49,122
0.39%, 02/25/47(d)	11,470,872	1,147
0.83%, 03/20/47	495,506	67,330
0.07%, 05/25/47(d)	5,775,577	578
1.02%, 06/25/47	719,056	78,386
Countrywide Home Loans
Series 2005-11, Class 5A1, 0.82%, 03/25/35(a)	374,677	158,007
Series 2005-29, Class A1, 5.75%, 12/25/35	373,664	237,043
Deutsche ALT-A Securities NIM Trust, 6.75%, 02/25/47(b)(d)	15,160	2
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 1.30%, 02/25/47(a)	548,300	94,597
Downey Savings & Loan Association Mortgage Loan Trust(a)
Series 2005-AR4, Class 2A2, 1.71%, 08/19/45	1,660,767	377,016
2.76%, 04/19/47	1,046,195	464,960
Fannie Mae REMICS
Series 1997-61, Class PK, 8.00%, 08/18/27	350,881	58,200
Series 2003-82, Class IA, 6.00%, 08/25/32	192,818	9,937
Series 2003-32, Class UI, 6.00%, 05/25/33	886,847	114,176
Series 2003-35, Class UI, 6.50%, 05/25/33(a)	279,210	34,354
Series 2003-41, Class IB, 7.00%, 05/25/33	685,337	79,356
Series 2003-44, Class IB, 6.00%, 06/25/33	339,552	42,495
Fannie Mae STRIP
Series 207, Class 2, 8.00%, 02/01/23	213,052	38,300
Series 264, Class 2, 8.00%, 07/01/24	538,991	81,586
Series 267, Class 2, 8.50%, 10/01/24	501,909	83,913
Series 274, Class 2, 8.50%, 10/01/25	468,376	74,751
Series 277, Class 2, 7.50%, 04/01/27	258,141	36,453
Fannie Mae-Aces, Series 2006-M2, Class A2F, 5.26%, 05/25/20(a)	40,000	42,290
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1, 5.40%, 09/25/35(a)	171,714	87,441
Freddie Mac REMICS
1,156.50%, 06/15/21	8	171
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value
Collateralized Mortgage Obligations (continued)
Series 2129, Class SG, 6.44%, 06/17/27(a)	$934,370	$100,889
Series 2557, Class IW, 6.00%, 04/15/32	671,809	46,842
Series 2649, Class IM, 7.00%, 07/15/33	325,967	37,553
Harborview Mortgage Loan Trust(a)
Series 2005-8, Class 1A2A, 0.89%, 09/19/35	614,764	249,158
0.79%, 07/19/46	904,315	147,193
Indymac Index Mortgage Loan Trust(a)
Series 2005-AR4, Class 2A1A, 0.80%, 03/25/35	619,938	253,292
0.77%, 06/25/47	1,084,309	213,429
Mastr Adjustable Rate Mortgages Trust, Series 2007-1, Class IM2, 0.92%, 01/25/47(d)(a)	5,350,000	535
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 0.98%, 10/25/34(a)	217,270	52,044
Residential Accredit Loans, Inc.(a)
Series 2005-Q05, Class M2, 1.27%, 01/25/46(d)	1,265,028	126
Series 2006-QO1, Class 2A2, 0.85%, 02/25/46	109,822	17,313
0.50%, 03/25/47(d)	6,716,857	672
0.06%, 05/25/47(d)	13,460,803	1,346
Structured Asset Mortgage Investments, Inc.(a)
0.80%, 07/25/36	497,429	80,752
Series 2006-AR7, Class B1, 0.89%, 08/25/36(d)	2,450,000	245
Series 2005-AR2, Class 2A1, 0.75%, 05/25/45	599,713	242,151
WaMu Mortgage Pass Through Certificates(a)
Series 2006-AR10, Class 1A1, 5.98%, 09/25/36	798,692	451,974
0.79%, 04/25/45	921,594	273,664
Series 2005-AR8, Class 2AB3, 0.88%, 07/25/45	493,744	153,200
0.78%, 10/25/45	342,781	334,787
Series 2006-AR7, Class 2A, 2.80%, 07/25/46	802,625	249,602
Washington Mutual Mortgage Pass-Through Certificates(a)
Series 2007-OA1, Class CA1B, 0.72%, 12/25/46	594,723	104,184
Series 2007-OA2, Class CA1B, 0.70%, 01/25/47	623,588	119,301
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2, Class 3A1, 5.75%, 03/25/36	505,442	357,758
Series 2007-14, Class 1A1, 6.00%, 10/25/37	475,353	406,998

Total Collateralized Mortgage Obligations (cost $15,653,723)		8,017,752

Commercial Mortgage Backed Securities 2.6%
Banc of America Commercial Mortgage, Inc.
Series 2003-1, Class SBE, 6.77%, 03/11/32(b)	165,773	186,677
Series 2004-3, Class A3, 4.88%, 06/10/39	212,904	212,566
Series 2005-2, Class A3, 4.61%, 07/10/43	201,095	198,594
Series 2007-2, Class A2, 5.63%, 04/10/49(a)	75,000	61,255
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class A2, 6.48%, 02/15/35	150,000	150,631
Series 2003-T12, Class A4, 4.68%, 08/13/39(a)	75,000	65,733
Series 2005-T20, Class A1, 4.94%, 10/12/42	91,827	91,503
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	50,000	36,867
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A2, 5.69%, 06/10/46	20,000	18,088
Crown Castle Towers LLC(b)
Series 2005-1A, Class AFL, 0.83%, 06/15/35(a)	170,000	154,700
Series 2005-1A, Class AFX, 4.64%, 06/15/35	220,000	210,100
Series 2005-1A, Class C, 5.07%, 06/15/35	60,000	55,500
Series 2006-1A, Class B, 5.36%, 11/15/36	25,000	23,244
Series 2006-1A, Class C, 5.47%, 11/15/36	80,000	69,600
Series 2006-1A, Class D, 5.77%, 11/15/36	60,000	51,000
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class A2, 7.39%, 12/15/31	8,252	8,279
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class C, 6.40%, 03/15/33(b)	25,000	22,578
GE Capital Commercial Mortgage Corp.
Series 2001-1, Class B, 6.72%, 05/15/33	80,000	75,721
Series 2002-1A, Class A3, 6.27%, 12/10/35	525,000	507,480
Global Signal Trust(b)
Series 2006-1, Class B, 5.59%, 02/15/36	40,000	36,400
Series 2006-1, Class C, 5.71%, 02/15/36	50,000	45,750
Series 2006-1, Class E, 6.50%, 02/15/36	163,000	149,145
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C1, Class A3, 5.38%, 07/12/37	305,000	288,580
Series 2006-LDP7, Class ASB, 5.88%, 04/15/45(a)	45,000	39,555
Series 2005-LDP1, Class A1, 4.12%, 03/15/46	2,921	2,914
Series 2007-CB20, Class AJ, 6.10%, 02/12/51(a)	40,000	9,200
LB-UBS Commercial Mortgage Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value
Commercial Mortgage Backed Securities (continued)
Series 2003-C8, Class A2, 4.21%, 08/15/10	$63,702	$62,915
Series 2000-C5, Class A2, 6.51%, 12/15/26	51,359	51,437
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2, 4.96%, 07/12/38	425,000	381,235
Series 2005-CIP1, Class AM, 5.11%, 07/12/38(a)	100,000	50,600
Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, 04/15/33(a)	205,848	206,032
Morgan Stanley Dean Witter Capital I, Series 2001-DFMA, Class A, 6.00%, 03/14/11(b)	200,403	199,494

Total Commercial Mortgage Backed Securities (cost $3,644,739)		3,723,373

Preferred Stock 0.0%(b)
Diversified Financial Services 0.0%
Preferred Blocker, Inc., 10.03%	216	43,004

Sovereign Bonds 17.6%
ARGENTINA 0.0%
Argentina Government International Bond, 8.28%, 12/31/33	$157,186	42,440

BRAZIL 1.7%
Brazilian Government International Bond
12.50%, 01/05/16	1,000,000	452,781
6.00%, 01/17/17	190,000	189,525
8.00%, 01/15/18	172,000	187,652
8.88%, 10/14/19	556,000	653,300
12.50%, 01/05/22	1,800,000	811,126
8.88%, 04/15/24	100,000	114,500

		2,408,884

CANADA 0.2%
Canadian Government Bond, 5.25%, 06/01/12	330,000	293,170

COLOMBIA 0.7%
Colombia Government International Bond
7.38%, 01/27/17	100,000	101,200
11.75%, 02/25/20	190,000	236,930
Republic of Colombia, 9.85%, 06/28/27	1,660,000,000	645,641

		983,771

ECUADOR 0.1%
Ecuador Government International Bond
9.38%, 12/15/15	192,000	84,480
10.00%, 08/15/30(a)	290,000	87,000

		171,480

FRANCE 0.4%
France Government Bond OAT, 4.00%, 04/25/18	450,000	621,382

GERMANY 4.2%
Bundesrepublik Deutschland
4.50%, 01/04/13	1,000,000	1,447,509
Series 08, 4.25%, 07/04/18	1,050,000	1,544,767
Series 05, 4.00%, 01/04/37	2,250,000	3,023,403

		6,015,679

INDONESIA 0.7%
Indonesia Government International Bond
10.38%, 05/04/14(b)	460,000	479,550
11.63%, 03/04/19(b)	310,000	337,125
7.75%, 01/17/38	207,000	159,724

		976,399

IVORY COAST 0.0%
Ivory Coast Government International Bond, 3.00%, 03/31/18	285,000	37,050

JAPAN 0.4%
Japan Government Ten Year Bond, 0.80%, 03/20/13	50,000,000	507,629

MEXICO 1.4%
Mexican Bonos
8.00%, 12/19/13	8,385,000	609,307
8.00%, 12/17/15	11,870,000	856,630
Mexico Government International Bond
8.38%, 01/14/11	235,000	257,677
5.63%, 01/15/17	5,000	4,890
6.75%, 09/27/34	225,000	211,905

		1,940,409

PANAMA 0.1%
Panama Government International Bond, 7.25%, 03/15/15	105,000	107,100

PERU 0.5%
Peruvian Government International Bond, 6.55%, 03/14/37	270,000	241,650
Republic of Peru, 7.13%, 03/30/19	465,000	471,161

		712,811

PHILIPPINES 0.2%
Philippine Government International Bond
8.38%, 06/17/19	100,000	109,000
9.50%, 02/02/30	165,000	195,113

		304,113

REPUBLIC OF KOREA 0.1%
Export-Import Bank of Korea, 8.13%, 01/21/14	125,000	129,204

RUSSIAN FEDERATION 0.7%
Russia Government International Bond, 7.50%, 03/31/30	1,058,349	997,949

SPAIN 2.5%
Spain Government Bond
5.15%, 07/30/09	2,250,000	3,028,813
6.15%, 01/31/13	330,000	492,573

		3,521,386

TURKEY 1.1%
Turkey Government Bond, 14.00%, 01/19/11	1,465,000	875,628
Turkey Government International Bond, 6.75%, 04/03/18	708,000	651,360

		1,526,988

UKRAINE 0.1%
Ukraine Government International Bond
5.15%, 08/05/09(a)	125,000	105,000
7.65%, 06/11/13	125,000	56,250

		161,250

UNITED KINGDOM 1.6%
United Kingdom Gilt
5.00%, 09/07/14	1,000,000	1,627,335
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value
Sovereign Bonds (continued)
UNITED KINGDOM (continued)
5.00%, 03/07/18	400,000	$664,907

		2,292,242

VENEZUELA 0.9%
Venezuela Government International Bond
10.75%, 09/19/13	440,000	317,900
5.75%, 02/26/16	2,000,000	971,000

		1,288,900

Total Sovereign Bonds (cost $24,110,952)		25,040,236

U.S. Government Sponsored & Agency Obligations 4.0%
Federal Home Loan Mortgage Corp.
1.63%, 04/26/11	675,000	676,993
5.13%, 11/17/17	265,000	297,180
Federal National Mortgage Association
2.75%, 03/13/14	2,000,000	2,023,874
5.00%, 05/11/17	1,050,000	1,165,112
U.S. Treasury Bonds, 4.50%, 05/15/38	175,000	204,312
U.S. Treasury Notes, 1.88%, 02/28/14	90,000	90,985
United States Treasury Note
0.88%, 01/31/11	600,000	601,314
1.75%, 01/31/14	415,000	417,822
3.75%, 11/15/18	176,000	191,854

Total U.S. Government Sponsored & Agency Obligations (cost $5,518,278)		5,669,446

U.S. Government Mortgage Backed Agencies 16.6%
Fannie Mae, 4.00%, 04/12/39	2,000,000	2,010,781
Fannie Mae Pool
Pool # 50946, 6.50%, 12/01/23	18,292	19,294
Pool # 346286, 6.50%, 05/01/26	53,861	57,438
Pool # 370191, 6.50%, 01/01/27	4,349	4,638
Pool # 251752, 6.50%, 06/01/28	84,442	90,049
Pool # 252009, 6.50%, 07/01/28	210,151	224,105
Pool # 415967, 6.50%, 10/01/28	73,324	78,192
Pool # 457953, 6.50%, 01/01/29	62,627	66,785
Pool # 482616, 6.50%, 02/01/29	145,527	154,826
Pool # 323591, 6.50%, 03/01/29	149,877	159,828
Pool # 540017, 8.00%, 05/01/30	5,844	6,353
Pool # 564363, 8.00%, 01/01/31	1,983	2,156
Pool # 564993, 7.50%, 03/01/31	14,248	15,427
Pool # 606566, 7.50%, 10/01/31	12,621	13,669
Pool # 642656, 7.00%, 07/01/32	55,578	59,857
Pool # 555533, 6.50%, 04/01/33	68,202	72,475
Pool # 741875, 6.50%, 09/01/33	28,341	30,045
Pool # 886574, 4.54%, 08/01/36(a)	781,269	779,831
Pool # 968154, 6.00%, 01/01/38	178,033	186,154
Pool # 257231, 5.50%, 06/01/38	3,734,589	3,879,595
Federal Home Loan Mortgage Corp., 4.88%, 06/13/18	2,180,000	2,417,520
Federal National Mortgage Association TBA, 4.50%, 05/01/39	1,075,000	1,098,516
Freddie Mac
Pool # 170271, 12.00%, 08/01/15	120,285	136,141
Gold, Pool # C90381, 7.50%, 11/01/20	1,126	1,223
Gold, Pool # C00712, 6.50%, 02/01/29	23,040	24,531
Gold, Pool # C39060, 8.00%, 06/01/30	486	530
Gold, Pool # C41531, 8.00%, 08/01/30	2,245	2,449
Gold, Pool # C42327, 8.00%, 09/01/30	1,827	1,994
Gold, Pool # C01104, 8.00%, 12/01/30	25,812	28,161
Gold, Pool # C48997, 8.00%, 03/01/31	85,638	93,432
Gold, Pool # C49587, 8.00%, 03/01/31	19,105	20,757
Gold, Pool # C50477, 8.00%, 04/01/31	33,520	36,417
Gold, Pool # C53381, 8.00%, 06/01/31	4,694	5,121
Pool # C69951, 6.50%, 08/01/32	26,830	28,499
Gold, Pool # G02170, 6.00%, 04/01/36	945,515	989,734
Gold, Pool # G05087, 5.00%, 01/01/37	4,306,755	4,452,991
Gold, Pool # C02851, 5.50%, 05/01/37	4,195,659	4,358,209
Gold, Pool # A66094, 6.00%, 09/01/37	379,738	397,439
Gold, Pool # A70365, 6.00%, 09/01/37	63,299	66,250
Gold, Pool # A78751, 6.00%, 06/01/38	283,903	297,121
Gold, Pool # A80985, 6.00%, 08/01/38	872,576	913,199
Gold, Pool # G04674, 6.00%, 08/01/38	331,394	346,822

Total U.S. Government Mortgage Backed Agencies (cost $23,176,762)		23,628,554

Yankee Dollars 4.4%
Agency 0.5%
New South Wales Treasury Corp., Series 17RG, 5.50%, 03/01/17	530,000	374,996
Queensland Treasury Corp., Series 13G, 6.00%, 08/14/13	530,000	389,820

		764,816

Banks 0.2%(a) (b)
Resona Bank Ltd., 5.85%, 09/15/49	625,000	318,750

Basic Materials 1.3%
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19	255,000	258,351
Catalyst Paper Corp., Series D, 8.63%, 06/15/11	385,000	176,137
Corp. Nacional del Cobre de Chile — CODELCO(b)
5.63%, 09/21/35	600,000	519,877
6.15%, 10/24/36	275,000	254,143
Norske Skogindustrier ASA, 6.13%, 10/15/15(b)	175,000	89,688
POSCO, 8.75%, 03/26/14(b)	425,000	441,779
Sappi Papier Holding AG, 6.75%, 06/15/12	350,000	196,245

		1,936,220

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments (Continued)
March 31, 2009 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value
Yankee Dollars (continued)
Communications 0.1%
Grupo Televisa SA, 6.00%, 05/15/18	$200,000	$181,208

Consumer, Cyclical 0.2%
Polo Ralph Lauren Corp., 4.50%, 10/04/13	250,000	265,180

Energy 0.6%
OPTI Canada, Inc., 8.25%, 12/15/14	260,000	116,350
Petro-Canada, 6.05%, 05/15/18	45,000	38,696
Shell International Finance BV
4.00%, 03/21/14	120,000	121,684
6.38%, 12/15/38	465,000	489,656
Transocean, Inc., 6.00%, 03/15/18	100,000	94,212

		860,598

Financials 0.1%
Cemex Finance Europe BV, 4.75%, 03/05/14	210,000	129,718

Industrial 0.5%
Canadian National Railway Co., 5.55%, 05/15/18	45,000	46,044
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12	450,000	409,500
12.50%, 04/01/16(b)	250,000	238,750

		694,294

Metals & Mining 0.0%
Murrin Holdings, 9.38%, 08/31/07* (d) (g)	125,000	0

Other Financial 0.2%
BP Capital Markets PLC, 4.75%, 03/10/19	265,000	260,715

Special Purpose Entity 0.4%
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 03/05/14(b)	350,000	281,750
5.67%, 03/05/14	405,000	319,950

		601,700

Transportation 0.1%(b)
DP World Ltd., 6.85%, 07/02/37	170,000	81,336

Utility 0.2%(b)
Israel Electric Corp. Ltd., 9.38%, 01/28/20	210,000	234,675

Total Yankee Dollars (cost $6,109,274)		6,329,210

Convertible Corporate Bonds 0.1%
Energy 0.0%
International Coal Group, Inc., 9.00%	135,000	75,600

Industrial 0.1%
Horizon Lines, Inc., 4.25%	215,000	102,931

Total Convertible Corporate Bonds (cost $192,866)		178,531

Warrants 0.0%
Banks 0.0%
Central Bank of Nigeria, expiring 11/15/08(d)	500	5
Venezuela Government International Bond	1,250	21,138

		21,143

Diversified Telecommunication Services 0.0%*
Tomkins PLC	248	48
XO Holdings, Inc.	499	2
XO Holdings, Inc.	374	2
XO Holdings, Inc.	374	0

		52

Total Warrants (cost $—)		21,195

Repurchase Agreements 4.1%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $2,665,505, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $2,718,794	$2,665,484	2,665,484
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $3,104,910, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $3,166,991	3,104,893	3,104,893

Total Repurchase Agreements (cost $5,770,377)		5,770,377

Total Investments (cost $191,437,940) (e) — 100.4%		143,135,923

Liabilities in excess of other assets — (0.4)%		(584,796)

NET ASSETS — 100.0%		$142,551,127

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2009 was $16,994,822 which represents 11.92% of net assets.

(c)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(d)	Fair Valued Security.

(e)	At March 31, 2009, the tax basis cost of the fund’s investments was $191,654,735, tax unrealized appreciation and depreciation were $5,098,595 and $(53,617,407) respectively.

(f)	Step Bond: Coupon rate is set for an initial period and then decreases to a lower coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2009.

(g)	Security in default.

AG	Stock Corporation

ASA	Stock Corporation

LLC	Limited Liability Co.

LP	Limited Partnership

Ltd	Limited

NA	National Association

PIK	Paid-In-Kind

PLC	Public Limited Co.

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

TBA	To Be Announced.

ULC	Unlimited Liability Co.
At March 31, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australia Dollar	5/26/09	(787,614)	$(549,164)	$(545,255)	$3,909
Brazilian Real	4/2/09	(1,390,500)	(601,795)	(599,612)	2,183
Brazilian Real	5/5/09	(1,110,000)	(477,112)	(474,619)	2,493
British Pound	5/26/09	(985,000)	(1,444,659)	(1,413,299)	31,360
Columbian Peso	6/12/09	(1,099,500,000)	(427,821)	(428,673)	(852)
Euro	4/22/09	(176,450)	(226,306)	(234,381)	(8,075)
Euro	5/26/09	(4,376,232)	(5,901,976)	(5,813,503)	88,473
Mexican Peso	4/13/09	(5,410,000)	(375,981)	(381,161)	(5,180)
Norwegian Krone	5/26/09	(4,484,550)	(700,000)	(666,208)	33,792

Total Short Contracts			$(10,704,814)	$(10,556,711)	$148,103

Long Contracts:
Euro	5/26/09	2,497,000	3,380,630	3,317,073	(63,557)
Japanese Yen	5/26/09	318,185,115	3,249,825	3,218,484	(31,341)
Mexican Peso	4/13/09	5,420,000	381,288	381,866	578
Norwegian Krone	5/26/09	6,764,574	1,058,430	1,004,920	(53,510)

Total Long Contracts			$8,070,173	$7,922,343	$(147,830)

At March 31, 2009, the Fund’s open forward foreign currency contracts were as follows:

					Unrealized
Delivery	Currency	Currency	Contract	Market	Appreciation/
Date	Received	Delivered	Value	Value	(Depreciation)

2/12/09	500,000 Euro	(754,710) Swiss Franc	$664,212	$664,320	$108
At March 31, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

142	U.S. Treasury 5 Year Note	07/01/09	16,864,719	270,585
79	U.S. Treasury 2 Year Note	06/30/09	17,213,359	94,877
2	JPN 10 Year Bond	06/12/09	$2,791,755	$(11,117)

			$36,869,833	$354,345

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Short Contracts	Expiration	Contracts	(Depreciation)

(10)	U.S. Treasury 10 Year Note	06/19/09	(1,240,781)	(4,428)
(8)	U.S. Long Bond	06/19/09	(1,037,625)	(16,806)

			$(2,278,406)	$(21,234)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
March 31, 2009 (Unaudited)
Van Kampen NVIT Real Estate Fund

		Market
	Shares	Value
Common Stocks 96.6%
Health Care Providers & Services 0.4%
Assisted Living Concepts, Inc., Class A *	888	$12,047
Capital Senior Living Corp. *	1,634	3,987

		16,034

Hotels, Restaurants & Leisure 5.1%
Morgans Hotel Group Co. *	1,576	4,902
Starwood Hotels & Resorts Worldwide, Inc.	17,669	224,396

		229,298

Real Estate Investment Trusts 86.0%
Acadia Realty Trust	4,744	50,334
AMB Property Corp.	3,104	44,698
AvalonBay Communities, Inc.	7,552	355,397
Boston Properties, Inc.	7,298	255,649
Brandywine Realty Trust	270	769
Camden Property Trust	4,749	102,483
Care Investment Trust, Inc.	786	4,292
DCT Industrial Trust, Inc.	6,993	22,168
DiamondRock Hospitality Co.	1,317	5,281
Equity Lifestyle Properties, Inc.	2,727	103,899
Equity Residential	19,204	352,393
Federal Realty Investment Trust	4,887	224,802
HCP, Inc.	10,519	187,764
Healthcare Realty Trust, Inc.	9,227	138,313
Highwoods Properties, Inc.	306	6,554
Host Hotels & Resorts, Inc.	31,653	124,080
Liberty Property Trust	4,153	78,658
LTC Properties, Inc.	490	8,595
Mack-Cali Realty Corp.	4,642	91,958
Plum Creek Timber Co., Inc.	6,997	203,403
Post Properties, Inc.	6,728	68,222
PS Business Parks, Inc.	945	34,823
Public Storage	5,239	289,455
Ramco-Gershenson Properties Trust	176	1,135
Regency Centers Corp.	8,268	219,681
Senior Housing Properties Trust	11,823	165,758
Simon Property Group, Inc.	10,901	377,611
Sovran Self Storage, Inc.	801	16,084
Strategic Hotels & Resorts, Inc.	4,195	2,894
Taubman Centers, Inc.	1,396	23,788
Ventas, Inc.	5,060	114,407
Vornado Realty Trust	6,469	215,029

		3,890,377

Real Estate Management & Development 5.1%
Brookfield Properties Corp.	35,891	206,014
Forest City Enterprises, Inc., Class A	7,230	26,028

		232,042

Total Common Stocks (cost $8,109,699)		4,367,751

	Principal	Market
	Amount	Value
Repurchase Agreements 5.4%
CS First Boston, 0.28%, dated 03/31/09, due 04/01/09, repurchase price $113,452, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 5.50%, maturing 03/01/24 - 06/01/38; total market value of $115,720	$113,451	113,451
UBS Securities, 0.19%, dated 03/31/09, due 04/01/09, repurchase price $132,155, collateralized by U.S. Government Agency Mortgages ranging from 2.50% - 6.25%, maturing 10/18/10 - 05/15/29; total market value of $134,797	$132,154	$132,154

Total Repurchase Agreements		245,605

Total Investments (cost $8,355,305) (a) — 102.0%		4,613,356

Other assets in excess of liabilities — (2.0)%		(88,759)

NET ASSETS — 100.0%		$4,524,597

*	Denotes a non-income producing security.

(a)	At March 31, 2009, the tax basis cost of the fund’s investments was $8,678,309, tax unrealized appreciation and depreciation were $232 and $(4,065,185) respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Note 1: Financial Accounting Standards No. 157
The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust. Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board Statement (“FASB”) of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs refer broadly to the assumptions that market participants would use to make valuation decisions. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three levels of the fair value hierarchy of inputs under FAS 157 are as summarized below:
•	Level 1- quoted prices in active markets for identical assets.

•	Level 2- other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3- significant unobservable inputs (including Fund’s own assumption in determining the fair value of investments)
Fair value for purposes of FAS 157 is different from “fair value” as used in the Investment Company Act of 1940. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.
The following is a summary of the inputs used to value the Fund’s net assets as March 31, 2009:

Financial Accounting Standards No. 157

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
AllianceBenstein NVIT Global Fixed Income Fund	$—	$—	$26,737,483	$(27,555)	$—	$—	$26,737,483	$(27,455)
American Century NVIT Multi Cap Value Fund	2,826,332	—	124,821	259	—	—	2,951,153	259
American Funds NVIT Asset Allocation Fund	707,535,055	—	—	—	—	—	707,535,055	—
American Funds NVIT Bond Fund	359,017,266	—	—	—	—	—	359,017,266	—
American Funds NVIT Global Growth Fund	75,082,652	—	—	—	—	—	75,082,652	—
American Funds NVIT Growth Fund	116,570,946	—	—	—	—	—	116,570,946	—
American Funds NVIT Growth-Income Fund	281,503,809	—	—	—	—	—	281,503,809	—
Federated NVIT High Income Bond Fund	27,150	—	184,628,012	—	—	—	184,655,162	—
Gartmore NVIT Developing Markets Fund	24,281,438	—	74,281,244	—	—	—	98,562,682	—
Gartmore NVIT Emerging Markets Fund	36,109,014	—	111,147,157	—	—	—	147,256,171	—
Gartmore NVIT Global Utilities Fund	6,713,585	—	15,737,544	—	—	—	22,451,129	—
Gartmore NVIT International Equity Fund	7,765,792	—	33,666,868	—	—	—	41,432,660	—
Gartmore NVIT Worldwide Leaders Fund	8,094,121	—	8,756,837	—	—	—	16,850,958	—
JPMorgan NVIT Balanced Fund	56,764,814	833,279	36,647,460	—	—	—	93,412,274	833,279
NVIT Core Plus Bond Fund	—	—	107,105,458	—	—	—	107,105,458	—
NVIT Short Term Bond Fund	—	—	127,218,649	—	—	—	127,218,649	—

Neuberger Berman NVIT Multi Cap Opportunities Fund	3,681,741	—	466,760	—	—	—	4,148,501	—
Neuberger Berman NVIT Socially Responsible Fund	256,691,454	—	22,699,201	—	—	—	279,390,655	—
NVIT Bond Index Fund	—	—	1,257,243,094	—	—	—	1,257,243,094	—
NVIT Cardinal Aggressive Fund	7,866,301	—	—	—	—	—	7,866,301	—
NVIT Cardinal Balanced Fund	195,433,131	—	—	—	—	—	195,433,131	—
NVIT Cardinal Capital Appreciation Fund	161,190,299	—	—	—	—	—	161,190,299	—
NVIT Cardinal Conservative Fund	83,359,459	—	—	—	—	—	83,359,459	—
NVIT Cardinal Moderate Fund	164,147,000	—	—	—	—	—	164,147,000	—
NVIT Cardinal Moderately Aggressive Fund	139,282,042	—	—	—	—	—	139,282,042	—
NVIT Cardinal Moderately Conservative Fund	61,064,924	—	—	—	—	—	61,064,924	—
NVIT Core Bond Fund	—	—	111,542,598	—	—	—	111,542,598	—
NVIT Enhanced Income Fund	—	—	234,420,700	—	—	—	234,420,700	—
NVIT Global Financial Services Fund	5,711,761	—	4,565,772	—	—	—	10,277,533	—
NVIT Government Bond Fund	—	—	1,344,125,501	—	—	—	1,344,125,501	—
NVIT Growth Fund	97,301,124	—	1,447,714	—	—	—	98,748,838	—
NVIT Health Sciences Fund	38,161,314	—	1,766,889	—	—	—	39,928,203	—
NVIT International Index Fund	8,890,439	423,905	683,066,423	(170,849)	—	—	691,956,862	253,056
NVIT Investor Destinations Aggressive Fund	384,342,984	—	—	—	—	—	384,342,984	—
NVIT Investor Destinations Balanced Fund	927,308	—	70,044	—	—	—	997,352	—

NVIT Investor Destinations Capital Appreciation Fund	960,313	—	35,022	—	—	—	995,335	—
NVIT Investor Destinations Conservative Fund	288,189,999	—	51,076,707	—	—	—	339,266,706	—
NVIT Investor Destinations Moderate Fund	1,871,658,379	—	196,921,278	—	—	—	2,068,579,657	—

NVIT Investor Destinations Moderately Aggressive Fund	1,384,995,125	—	41,283,918	—	—	—	1,426,279,043	—
NVIT Investor Destinations Moderately Conservative Fund	557,885,462	—	68,234,619	—	—	—	626,120,081	—
NVIT Mid Cap Growth Fund	93,074,510	—	3,747,256	—	—	—	96,821,766	—
NVIT Mid Cap Index Fund	758,974,542	341,139	3,422,674	—	—	—	762,397,216	341,139
NVIT Money Market Fund	215,107,000	—	2,385,381,749	—	—	—	2,600,488,749	—
NVIT Money Market Fund II	29,315,000	—	360,439,111	—	—	—	389,754,111	—
NVIT Multi-Manager International Growth Fund	33,361,897	—	232,422,864	—	—	—	265,784,761	—
NVIT Multi-Manager International Value Fund	15,319,795	(63,587)	198,892,743	(1,250,917)	—	—	214,212,538	(1,314,504)
NVIT Multi-Manager Large Cap Growth Fund	118,216,281	5,699	7,009,200	—	—	—	125,225,481	5,699
NVIT Multi-Manager Large Cap Value Fund	118,864, 270	22,849	10,704,881	—	—	—	129,569,151	22,849
NVIT Multi-Manager Mid Cap Growth Fund	150,008,780	—	7,702,594	—	—	—	157,711,374	—
NVIT Multi-Manager Mid Cap Value Fund	148,284,831	—	8,311,753	6,766	—	—	156,596,584	6,766
NVIT Multi-Manager Small Cap Growth Fund	56,144,081	—	4,811,492	—	—	—	60,955,573	—
NVIT Multi-Manager Small Cap Value Fund	204,266,562	220,421	3,728,895	—	—	—	207,995,457	220,421
NVIT Multi-Manager Small Company Fund	258,995,554	—	60,566,066	—	1,728,146	—	321,289,766	—
NVIT Nationwide Fund	876,512,508	—	34,997,521	—	—	—	911,510,029	—
NVIT Nationwide Leaders Fund	9,252,268	—	556,880	—	—	—	9,809,148	—
NVIT S&P 500 Index Fund	1,523,593,459	1,089,167	52,436,694	—	—	—	1,576,030,153	1,089,167
NVIT Small Cap Index Fund	203,703,985	92,931	27,327,700	—	—	—	231,031,685	92,931
NVIT Technology and Communications Fund	17,248,878	—	3,304,232	—	—	—	20,553,110	—
NVIT U.S. Growth Leaders Fund	27,113,863	—	1,116,135	—	—	—	28,229,998	—
Oppenheimer NVIT Large Cap Growth Fund	2,614,852	—	617,011	—	—	—	3,231,863	—
Templeton NVIT International Value Fund	395,440	—	8,126,501	—	—	—	8,521,941	—
Van Kampen NVIT Comstock Value Fund	142,801,216	—	4,268,486	—	—	—	147,069,702	—
NVIT Multi Sector Bond Fund	52	333,111	143,122,331	381	13,540	—	143,135,923	333,492
Van Kampen NVIT Real Estate Fund	4,367,751	—	245,605	—	—	—	4,613,356	—

Total	$12,401,569,906	$3,298,914	$8,308,278,146	$(1,441,915)	$1,741,685	$—	$20,711,589,738	$1,856,999

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	NVIT Multi-Manager Small		Federated NVIT High
	Company Fund		Income Bond
	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*

Balance as of l2/31/2008	$1,728,146	$—	$328,381	$—
Accrued Accretion / (Amortization)	—	—	—	—
Change in Unrealized Appreciation / (Depreciation)	—	—	—	—
Net Purchase / (Sales)	—	—	—	—
Transfers In / (Out) of level 3			(328,381)	—

Balance as of 3/31/09	$1,728,146	$—	$0	$—

			NVIT Multi Sector Bond
	NVIT International Index Fund		Fund
	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*

Balance as of 12/31/2008	$158,248	$—	$193,002	$—
Accrued Accretion / (Amortization)	—	—	—	—
Change in Unrealized Appreciation / (Depreciation)	—	—	—	—
Net Purchase / (Sales)	—	—	(74,667)	—
Transfers In / (Out) of Level 3	(158,248)	—	(104,795)	—

Balance as of 3/31/09	$—	$—	$13,540	$—

NVIT Balanced Fund
	Investments	Other Financial
	in Securities	Instruments*

Balance as of 12/31/2008	$1,449	$—

Accrued Accretion / (Amortization)	—	—
Change in Unrealized Appreciation / (Depreciation)	—	—
Net Purchase / (Sales)	—	—
Transfers In / (Out) of Level 3	(1,449)	—

Balance as of 3/31/09	$—	$—

Item 2. Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	May 28, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	MICHAEL S. SPANGLER
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 28, 2009

By (Signature and Title)	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	May 28, 2009